UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

Annual Report December 31, 2022
College Retirement
Equities Fund
Account name Class R1 Class R2 Class R3 Class R4
Stock Account QCSTRX QCSTPX QCSTIX QCSTFX
Global Equities Account QCGLRX QCGLPX QCGLIX QCGLFX
Growth Account QCGRRX QCGRPX QCGRIX QCGRFX
Equity Index Account QCEQRX QCEQPX QCEQIX QCEQFX
Core Bond Account QCBMRX QCBMPX QCBMIX QCBMFX
Inflation-Linked Bond Account QCILRX QCILPX QCILIX QCILFX
Social Choice Account QCSCRX QCSCPX QCSCIX QSCCFX
Money Market Account QCMMRX QCMMPX QCMMIX QCMMFX

Contents
Understanding this report 3
Letter to CREF participants 4
About the accounts’ benchmarks 6
Account performance
Portfolio managers’ comments 7
CREF Stock Account 12
CREF Global Equities Account 14
CREF Growth Account 16
CREF Equity Index Account 18
CREF Core Bond Account 20
CREF Inflation-Linked Bond Account 22
CREF Social Choice Account 24
CREF Money Market Account 26
Expense examples 28
Summary portfolio of investments 33
Audited financial statements
Statements of assets and liabilities 54
Statements of operations 56
Statements of changes in net assets 58
Financial highlights 62
Notes to financial statements 78
Report of independent registered public accounting firm 90
2022 participant meeting 91
Additional account information 92
Trustees and officers 93
Additional information about index providers 96
How to reach us Inside back cover

3
College Retirement Equities Fund 2022 Annual Report
Understanding this report
This annual report contains information about the CREF variable annuity accounts and describes their results for the twelve months ended December 31, 2022 . The report contains four main sections:
A letter to participants from Colbert G. Narcisse, President and Chief Executive Officer of CREF.
The account performance section compares each account’s investment returns with those of its benchmark index.
The portfolios of investments list the industries and types of securities in which each account had investments as of
December 31, 2022 .
The financial statements provide detailed information about the operations and financial condition of each account.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

Letter to CREF participants
4
2022 Annual Report College Retirement Equities Fund
Colbert Narcisse
Navigating through uncertainty
The past year was a challenging one for investors trying to make sense of geopolitical events, higher inflation and a slowdown in global economic growth.
Although inflation and rising interest rates certainly posed concerns, other economic trends were strong. The unemployment rate remained at historically low levels, and consumer spending, which drives economic growth, was resilient.
During periods of uncertainty, we maintain that investors should remain focused on their long-term financial goals. Even the most seasoned financial professionals know that predicting future market movements is tricky at best, and that a wiser strategy is to have a well-thought-out plan. At TIAA, we believe that having the patience and confidence to remain invested in a well-balanced portfolio, diversified among various asset classes, is a prudent way to navigate through the market’s ups and downs and help you to reach your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.
The markets and economy in 2022
Domestic and international stock markets lost ground in 2022 as higher global inflation and rising interest rates caused concern among investors. The U.S.
economy contracted during the first half of the year but returned to growth in the third quarter amid a tight labor market and strong consumer spending. The economy of the 19-nation euro area expanded at a moderate pace, although growth decelerated throughout the year. China’s economy also grew—albeit at a slower pace than in previous years—during the twelve-month period, despite restrictions intended to limit the spread of COVID-19. Central banks around the world reacted to inflation concerns by aggressively tightening monetary policies.
The U.S. Federal Reserve increased the federal funds target rate to 4.25%–4.50%
by December 2022. The European Central Bank and the Bank of England also continued to raise their benchmark interest rates.
Returns for the five CREF accounts that invest primarily in stocks ranged from
−15.6% for the Social Choice Account to −32.5% for the Growth Account.
The Inflation-Linked Bond Account returned −6.5%, and the Core Bond Account returned −13.3%. The Money Market Account produced a positive return of
0.9%.
Most accounts underperformed their respective benchmarks for the twelve-
month period. All account returns are for Class R1.
Stocks and bonds both recorded losses
For the twelve-month period, domestic equities, as measured by the Russell 3000
Index, returned −19.2%. Foreign stocks, as represented by the MSCI EAFE® Index, returned −14.5%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −13.0%. Yields on U.S.
fixed-income securities of all maturities rose, driving bond prices lower (bond yields move in the opposite direction of prices).
CREF performance review
In a difficult period for financial markets, nearly all of the CREF accounts lost ground. Overall, stocks trailed bonds, and domestic equities underperformed foreign stocks.

5
College Retirement Equities Fund 2022 Annual Report
The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, returned −15.6% and trailed its composite benchmark. The Stock Account, the largest CREF account in terms of net assets, returned −18.6% and lagged its composite benchmark. The Global Equities Account returned −18.7% and underperformed the MSCI All Country World Index. The Equity Index Account returned −19.4% and lagged the Russell 3000® Index by a small margin. The Growth Account returned −32.5% and trailed the Russell 1000® Growth Index.
Among fixed-income accounts, the Inflation-Linked Bond Account returned −6.5%, outperforming the Bloomberg U.S.
Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index. The Core Bond Account returned −13.3%, lagging the Bloomberg
U.S. Aggregate Bond Index. The Money Market Account gained 0.9% but trailed the iMoneyNet Money Fund Averages™—All
Government. For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 7.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to help you.
Colbert G. Narcisse
President and Chief Executive Officer of CREF

About the accounts’ benchmarks
6
2022 Annual Report College Retirement Equities Fund
CREF Stock Account
The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market
Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a
95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-
capitalization stocks in 23 developed-markets countries and 24 emerging-markets countries.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization.
The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.
CREF Equity Index Account
The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).
CREF Social Choice Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice
Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

Portfolio managers’ comments
7
College Retirement Equities Fund 2022 Annual Report
Stock Account
Performance for the twelve months ended December 31, 2022
The Stock Account returned -18.62% for the year, compared with the -18.17% return of the CREF Stock Account Composite
Benchmark. (All returns for the Account are for Class R1.)
The CREF Stock Account Composite Benchmark is a weighted average of the Russell 3000® Index and the MSCI All Country
World (ACWI) ex USA Investable Market Index (IMI).
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. The broad U.S. stock market, as measured by the Russell 3000 Index, returned −19.21% for the period.
International stocks in both developed- and emerging-markets countries declined over the twelve-month period; however, many foreign economies continued to grow. China’s economy expanded at a moderate pace, despite restrictions intended to limit the spread of COVID-19. The economy of the 19-nation euro area also grew at a moderate pace, although inflation levels remained elevated throughout the year. Central banks around the world tightened monetary policy in response to inflation concerns. The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Account trailed its composite benchmark
The Account’s management team typically uses a combination of three different investment strategies—active management, quantitative management and indexing—which, in turn, invest in both domestic and foreign stocks.
For the twelve-month period, the Account trailed its composite benchmark, primarily due to underperformance in the international portfolios. Within the Account’s international investments, both the actively managed sub-strategies and research sub-strategies underperformed in aggregate. The Account’s EM portfolio also lagged the MSCI Emerging Markets Index, while the global portion of the portfolio was flat for the year. In the United States, the primary detractors were the actively managed growth sub-strategies. However, underperformance in the Account’s active U.S. sub-strategies was predominantly offset by outperformance from domestic small-cap quantitative sub-strategies. Notable outperformers for the year included the dividend growth and European research sub-strategies.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Global Equities Account
Performance for the twelve months ended December 31, 2022
The Global Equities Account returned -18.65% for the year, compared with the -18.36% return of its benchmark, the MSCI All
Country World Index. (All returns for the Account are for Class R1.)
International stocks in both developed- and emerging-markets countries declined over the twelve-month period; however, many foreign economies continued to grow. China’s economy expanded at a moderate pace, despite restrictions intended to limit the spread of COVID-19. The economy of the 19-nation euro area also grew at a moderate pace, although inflation levels remained elevated throughout the year. Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. The
European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points.
The Bank of England raised its benchmark rate to 3.50%.
The majority of the countries represented in the MSCI ACWI posted losses in U.S.-dollar terms for the period. In local-
currency terms, the returns of most countries were higher than their U.S.-dollar returns.

Portfolio managers’ comments
8
2022 Annual Report College Retirement Equities Fund
continued
Account trailed its benchmark
The Account underperformed its benchmark for the twelve-month period, in part due to the effect of expenses. An overweight position in Sony Group was the largest detractor as the stock declined amid a global sell-off in technology issues. An overweight holding in Japanese human resources company Recruit Holdings also negatively impacted the Account’s relative return, as did an overweight in U.S. software service provider ServiceNow.
In contrast, several other positions generated favorable results for the year, helping to offset these detractors. They included overweight holdings in energy companies ExxonMobil and Equinor, both of which benefited from higher oil prices. An underweight in Meta Platforms (Facebook), which fell sharply for the year, also aided relative performance.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Growth Account
Performance for the twelve months ended December 31, 2022
The Growth Account returned -32.48% for the year, compared with the -29.14% return of its benchmark, the Russell 1000®
Growth Index. (All returns for the Account are for Class R1.)
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Account trailed its benchmark
Nine of the eleven industry sectors in the Russell 1000 Growth Index posted losses for the twelve months. Communication services (down 48.8%) and consumer discretionary (down 41.8%) were the worst-performing sectors. Next in line was information technology (down 30.3%)—the index’s largest component—which accounted for over 45.0% of the benchmark’s decline. Together, these three sectors represented more than 70.0% of the index’s total market capitalization on December
31, 2022. Energy (up 54.0%) generated an outsized gain, and utilities (up 2.9%) advanced modestly; however, these sectors made minimal contributions to the overall return given their low representation in the index.
The Account underperformed its benchmark for the year as certain stock selections did not perform as expected. The largest detractors were overweight positions in business software firm Salesforce and orthodontics supplier Align Technology.
Shares of Salesforce fell sharply as corporate IT managers became more cautious in their spending decisions. Align
Technology was hurt by slowing demand and strength in the U.S. dollar, which reduced the company’s international revenues when reported in U.S.-dollar terms. The next-largest detractor was an underweight position in Apple.
On the positive side, the largest contributor was an underweight position in Netflix, which was exceptionally weak amid unfavorable trends in subscription growth. Next came overweight positions in Monster Beverage and biotechnology company
Horizon Therapeutics, both of which posted gains.
Equity Index Account
Performance for the twelve months ended December 31, 2022
The Equity Index Account returned -19.42% for the year, compared with the -19.21% return of its benchmark, the Russell
3000® Index. (All returns for the Account are for Class R1.)
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

9
College Retirement Equities Fund 2022 Annual Report
Portfolio managers’ comments
continued
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 3000 Index posted negative returns for the twelve months. Communication services (down 40.1%) was the worst-performing sector, driven by steep losses in a number of large media and entertainment stocks. Next came consumer discretionary (down 36.2%) and information technology (down 30.0%)—the index’s biggest sector and the largest detractor from its return. Together, these three sectors accounted for more than 45.0% of the index’s total market capitalization on December 31, 2022. Energy (up 63.3%) was the best performer, followed by the defensive utilities (up 1.2%) and consumer staples (down 1.2%) sectors.
For the twelve-month period, only one of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. That stock was multinational conglomerate Berkshire Hathaway, which generated a modest gain as the company’s operating profits grew and its investments in the energy sector performed well. Among the remaining four stocks, Amazon.com was weakest amid a slowdown in online shopping. The next-worst performers were Alphabet (the parent company of Google), Microsoft and Apple.
Core Bond Account
Performance for the twelve months ended December 31, 2022
The Core Bond Account returned -13.32% for the year, compared with the -13.01% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. (All returns for the Account are for Class R1.)
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. Crude oil prices were volatile during the year but ended the period only moderately higher.
Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the
U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Account trailed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index declined for the twelve-month period due to the dramatic rise in bond yields. U.S. Treasuries, the largest sector in the benchmark with a weight of 40.1%, returned −12.5%. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.3% of the index’s total market capitalization on December 31,
2022, returned −11.8%. Corporate bonds—the index’s third-largest sector at 24.5%—experienced a more substantial decline of −15.8%. Commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) returned −10.9% and −4.3%, respectively.
The Account trailed its benchmark for the twelve-month period, primarily due to an overweight position in corporate bonds—
including small allocations to emerging-markets and high-yield corporates—which adversely affected the Account’s relative return. Overweight holdings in the CMBS and ABS sectors also detracted from performance for the period. Security selection was negative in the banking and media/entertainment areas of investment-grade credit, and this also weighed on relative performance.
Conversely, the Account’s shorter-than-benchmark duration bolstered performance relative to the benchmark. Security selection within the MBS sector also contributed favorably to the Account’s relative return.

Portfolio managers’ comments
10
2022 Annual Report College Retirement Equities Fund
continued
Inflation-Linked Bond Account
Performance for the twelve months ended December 31, 2022
The Inflation-Linked Bond Account returned -6.53% for the year, compared with the -7.34% return of its benchmark, the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. (All returns for the Account are for Class R1.)
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. Crude oil prices were volatile during the year but ended the period only moderately higher.
Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the
U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Account outperformed its benchmark
For the twelve-month period, the TIPS 1–10 Year Index outperformed the −13.01% return of the broad domestic investment-
grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.
Yields on bonds of all maturities rose during the period, although short- and intermediate-term yields had the largest increases on a percentage basis. The higher yields reflected investor concerns about the sharp increase in inflation seen over the first half of 2022. As a result, bond performance was generally negative. However, these developments were more favorable for Treasury inflation-protected securities (TIPS), which outperformed most other bond sectors for the twelve-month period.
The Account outperformed its benchmark for the twelve-month period. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account outperformed the TIPS index primarily due to favorable yield curve positioning, as well as a shorter duration position, in the U.S. Treasuries sector, which accounted for the vast majority of the
Account’s overall holdings as of year-end. By contrast, out-of-benchmark allocations in the mortgage-backed securities and corporate bond sectors detracted from the Account’s relative performance.
Social Choice Account
Performance for the twelve months ended December 31, 2022
The Social Choice Account returned -15.64% for the year, compared with the -15.56% return of the CREF Social Choice Account
Composite Benchmark. (All returns for the Account are for Class R1.)
The CREF Social Choice Account Composite Benchmark is a weighted average of the Russell 3000® Index, the MSCI
EAFE+Canada Index and the Bloomberg U.S. Aggregate Bond Index.
The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its
ESG criteria, the Account did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Account underperformed its benchmark.
Relative to the Russell 3000 Index, the performance of the Account’s domestic equity component was hurt most by the exclusion of ExxonMobil, multinational conglomerate Berkshire Hathaway and Johnson & Johnson. By contrast, avoiding
Amazon.com, Meta Platforms (Facebook) and Alphabet (the parent company of Google) helped the most. Compared to the
MSCI EAFE+Canada Index, the Account’s international holdings were hurt most by avoiding Australian mining company BHP
Group, Japan’s Mitsubishi UFJ Financial and Swiss commodities firm Glencore. Alternatively, omitting Singaporean technology conglomerate Sea, Japanese motor manufacturer Nidec and Dutch digital-payments processor Adyen were the most beneficial.
Account trailed its benchmark
To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.
Relative to the Russell 3000 Index, the Account’s domestic equity holdings were hindered most by an underweight position in Chevron and overweight positions in identity-verification provider Okta and PayPal Holdings. Conversely, overweight holdings in ConocoPhillips, oilfield services company SLB (Schlumberger) and Marathon Oil made the largest contributions to the
Account’s performance relative to its benchmark.

11
College Retirement Equities Fund 2022 Annual Report
Portfolio managers’ comments
concluded
Compared with the MSCI EAFE+Canada Index, an underweight position in British oil producer Shell, an overweight position in Canadian e-commerce firm Shopify and an underweight position in Swiss drug maker Novartis detracted most. In contrast, overweight positions in Canada’s Cenovus Energy, Canadian mining company Teck Resources and Norwegian petroleum refiner
Equinor contributed most to relative performance.
The Account’s fixed-income component trailed the Bloomberg U.S. Aggregate Bond Index, primarily due to an overweight position in the corporate bond sector, which performed poorly. Account holdings in the municipals and government credit sectors also detracted.
Money Market Account
Performance for the twelve months ended December 31, 2022
The Money Market Account returned 0.87% for the year, compared with the 1.33% return of its benchmark, the iMoneyNet
Money Fund Averages™—All Government. (All returns for the Account are for Class R1.)
The iMoneyNet average is a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. Crude oil prices were volatile during the year but ended the period only moderately higher.
Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the
U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Although inflation continues to present an economic challenge for the United States, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s monetary policy of keeping rates elevated until inflation subsides should continue to bode well for yields on the short-term government securities in which the
Account invests. Variable-rate debt securities, which made up approximately one-third of the Account’s portfolio at period-end, stand to benefit, should short-term interest rates continue to increase. The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 0.05% on January
3, 2022, to 4.30% on December 30, 2022.
Account trailed its benchmark
For the twelve-month period, the Money Market Account’s return underperformed the iMoneyNet average, primarily due to expenses. The Account continued to invest in variable-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities. As of December 27, 2022, the Account’s weighted average maturity (WAM) was 33 days, versus 14 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 27 was the last date of release for the month.

CREF Stock Account
12
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Stock Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 7/31/1952 - 18 .62% 5 .42% 8 .89% 0 .455%
Class R2 4/24/2015 - 18 .49 5 .60 9 .06
†
0 .290
Class R3 4/24/2015 - 18 .45 5 .65 9 .12
†
0 .230
Class R4 9/16/2022 - 18 .42
^
5 .66
^
9 .12
^
0 .110
Broad market index
Morningstar Aggressive Target Risk Index
– - 15 .93 5 .25 8 .38 –
CREF Stock Account Composite Index
‡
– - 18 .17 6 .39 9 .68 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.
‡
As of the close of business on December 31, 2022, the CREF Stock Account Composite Benchmark consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI.
The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

13
College Retirement Equities Fund 2022 Annual Report
CREF Stock Account
concluded
Account profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2022
Net assets $
104.89
billion
Portfolio turnover rate 41%
Number of holdings 9,616
Weighted median market
capitalization $75.02 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
17.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 19.9
Financials 14.8
Health care 13.1
Industrials 11.2
Consumer discretionary 10.9
Consumer staples 7.1
Energy 5.8
Communication services 5.3
Materials 5.2
Real estate 2.8
Utilities 2.8
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
57.3
More than $15 billion-$50 billion
21.7
More than $2 billion-$15 billion
16.7
$2 billion or less
4.3
Total 100.0
% of portfolio investments
as of 12/31/2022
United States 62.6
Japan 5.0
United Kingdom 3.7
China 2.8
Canada 2.7
France 2.5
Germany 2.1
Australia 1.8
Netherlands 1.8
Taiwan 1.5
68 other nations 11.6
Short-term investments 1.9
Total 100.0

CREF Global Equities Account
14
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 5/1/1992 - 18 .65% 5 .17% 8 .24% 0 .445%
Class R2 4/24/2015 - 18 .53 5 .35 8 .42
†
0 .280
Class R3 4/24/2015 - 18 .49 5 .40 8 .47
†
0 .220
Class R4 9/16/2022 - 18 .45
^
5 .41
^
8 .48
^
0 .100
MSCI All Country World Index
– - 18 .36 5 .23 7 .98 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.

15
College Retirement Equities Fund 2022 Annual Report
CREF Global Equities Account
concluded
Account profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2022
Net assets $
21.77
billion
Portfolio turnover rate 36%
Number of holdings 2,478
Weighted median market
capitalization $100.06 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
17.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 20.2
Health care 14.2
Financials 13.7
Consumer discretionary 10.9
Industrials 10.2
Consumer staples 8.1
Energy 6.7
Materials 6.2
Communication services 5.0
Utilities 2.0
Real estate 1.0
Short-term investments,
other assets & liabilities, net 1.8
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
66.9
More than $15 billion-$50 billion
23.4
More than $2 billion-$15 billion
9.1
$2 billion or less
0.6
Total 100.0
% of portfolio investments
as of 12/31/2022
United States 60.8
Japan 5.1
United Kingdom 4.1
Canada 2.7
France 2.7
China 2.6
Netherlands 2.5
Germany 2.4
Taiwan 1.8
Australia 1.7
41 other nations 10.8
Short-term investments 2.8
Total 100.0

CREF Growth Account
16
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 4/29/1994 - 32 .48% 7 .81% 12 .32% 0 .430%
Class R2 4/24/2015 - 32 .37 8 .00 12 .50
†
0 .265
Class R3 4/24/2015 - 32 .34 8 .05 12 .56
†
0 .205
Class R4 9/16/2022 - 32 .31
^
8 .06
^
12 .57
^
0 .085
Russell 1000® Growth Index
– - 29 .14 10 .96 14 .10 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.

17
College Retirement Equities Fund 2022 Annual Report
CREF Growth Account
concluded
Account profile Portfolio composition Holdings by company size as of 12/31/2022
Net assets $
24.97
billion
Portfolio turnover rate 41%
Number of holdings 106
Weighted median market
capitalization $202.08 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
29.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 41.1
Health care 14.7
Consumer discretionary 13.9
Industrials 7.5
Consumer staples 7.0
Communication services 6.0
Energy 3.6
Financials 2.9
Materials 2.5
Real estate 0.4
Short-term investments,
other assets & liabilities, net 0.4
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
81.4
More than $15 billion-$50 billion
16.7
More than $2 billion-$15 billion
1.7
$2 billion or less
0.2
Total 100.0

CREF Equity Index Account
18
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Equity Index Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 4/29/1994 - 19 .42% 8 .38% 11 .65% 0 .385%
Class R2 4/24/2015 - 19 .29 8 .57 11 .83
†
0 .220
Class R3 4/24/2015 - 19 .25 8 .63 11 .89
†
0 .160
Class R4 9/16/2022 - 19 .21
^
8 .64
^
11 .89
^
0 .040
Russell 3000® Index
– - 19 .21 8 .79 12 .13 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.

19
College Retirement Equities Fund 2022 Annual Report
CREF Equity Index Account
concluded
Account profile Portfolio composition Holdings by company size as of 12/31/2022
Net assets $
19.39
billion
Portfolio turnover rate 2%
Number of holdings 2,804
Weighted median market
capitalization $112.18 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
21.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 24.3
Health care 15.5
Financials 12.2
Consumer discretionary 9.9
Industrials 9.7
Communication services 6.7
Consumer staples 6.5
Energy 5.2
Real estate 3.3
Materials 3.0
Utilities 3.0
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
65.2
More than $15 billion-$50 billion
19.0
More than $2 billion-$15 billion
13.4
$2 billion or less
2.4
Total 100.0

CREF Core Bond Account
20
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day
SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 3/1/1990 - 13 .32% - 0 .07% 1 .00% 0 .440%
Class R2 4/24/2015 - 13 .19 0 .10 1 .16
†
0 .275
Class R3 4/24/2015 - 13 .14 0 .15 1 .21
†
0 .215
Class R4 9/16/2022 - 13 .10
^
0 .16
^
1 .22
^
0 .095
Bloomberg U.S. Aggregate Bond Index
– - 13 .01 0 .02 1 .06 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.

21
College Retirement Equities Fund 2022 Annual Report
CREF Core Bond Account
concluded
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2022
Net assets $
10.73
billion
Portfolio turnover rate 176%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions 105%
Number of issues 1,853
Option-adjusted duration
‡
5.97 years
Average maturity
§
8.70 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
Sector
% of net assets
as of 12/31/2022
Government bonds
45.4
Corporate bonds
33.5
Structured assets
18.0
Bank loan obligations
0.5
Preferred stocks
0.1
Short-term investments,
other assets & liabilities, net 2.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
Less than 1 year 4.1
1-3 years 14.5
3-5 years 14.4
5-10 years 46.1
Over 10 years 20.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
U.S. Treasury & U.S. agency securities* 36.0
Aaa/AAA 8.3
Aa/AA 10.5
A/A 15.1
Baa/BBB 25.2
Ba/BB 2.2
B/B 0.9
Below B/B 0.1
Non-rated 1.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Inflation-Linked Bond Account
22
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 5/1/1997 - 6 .53% 2 .23% 0 .82% 0 .395%
Class R2 4/24/2015 - 6 .39 2 .41 0 .98
†
0 .230
Class R3 4/24/2015 - 6 .34 2 .46 1 .03
†
0 .170
Class R4 9/16/2022 - 6 .30
^
2 .47
^
1 .03
^
0 .050
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– - 7 .34 2 .50 1 .29 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.

23
College Retirement Equities Fund 2022 Annual Report
CREF Inflation-Linked Bond Account
concluded
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2022
Net assets $
7.11
billion
Portfolio turnover rate 16%
Number of issues 173
Option-adjusted duration
‡
4.24 years
Average maturity
§
4.62 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
Sector
% of net assets
as of 12/31/2022
Government bonds
93.8
Structured assets
2.9
Corporate bonds
2.3
Bank loan obligations
0.5
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
Less than 1 year 6.3
1-3 years 28.2
3-5 years 25.9
5-10 years 37.1
Over 10 years 2.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
U.S. Treasury & U.S. agency securities* 93.5
Aaa/AAA 0.1
Aa/AA 0.5
A/A 1.1
Baa/BBB 1.5
Ba/BB 2.2
B/B 0.3
Non-rated 0.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Social Choice Account
24
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R1)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Social Choice Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 3/1/1990 - 15 .64% 4 .33% 6 .38% 0 .415%
Class R2 4/24/2015 - 15 .51 4 .51 6 .55
†
0 .250
Class R3 4/24/2015 - 15 .47 4 .56 6 .60
†
0 .190
Class R4 9/16/2022 - 15 .43
^
4 .57
^
6 .61
^
0 .070
Broad market index
Morningstar Moderate Target Risk Index
– - 14 .77 3 .73 5 .82 –
CREF Social Choice Account Composite Index
‡
– - 15 .56 4 .36 6 .65 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.
‡
As of the close of business on December 31, 2022, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate
Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

25
College Retirement Equities Fund 2022 Annual Report
CREF Social Choice Account
concluded
Account profile Portfolio composition Holdings by company size
Holdings by maturity
as of 12/31/2022
Net assets $
17.69
billion
Portfolio turnover rate 88%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions 61%
Equity segment
Number of holdings 1,002
Weighted median market
capitalization 69.07 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
18.2
Fixed-income segment
Number of issues 955
Option-adjusted duration
‡
6.2
Average maturity
§
9.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
Sector
% of net assets
as of 12/31/2022
Equity Investments 58.0
Fixed-income securities 40.7
Short-term investments,
other assets & liabilities, net 1.3
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
56.6
More than $15 billion-$50 billion
29.5
More than $2 billion-$15 billion
12.5
$2 billion or less
1.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
Less than 1 year 5.7
1-3 years 11.8
3-5 years 10.9
5-10 years 43.7
Over 10 years 27.9
Total 100.0

CREF Money Market Account
26
2022 Annual Report College Retirement Equities Fund
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.
Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of
$1.00 per accumulation unit.
Total
return
Average annual total
return
Estimated
annual
Money Market Account
#
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R1 4/1/1988 0 .87% 0 .75% 0 .40% 0 .405%
Class R2 4/24/2015 1 .07 0 .94 0 .52
†
0 .240
Class R3 4/24/2015 1 .24 1 .02 0 .57
†
0 .180
Class R4 9/16/2022 1 .26
^
1 .02
^
0 .57
^
0 .060
iMoneyNet Money Fund Averages™—All Government
§
– 1 .33 0 .96 0 .54 –
#
TIAA withheld ("waived") a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1, R2 and R3 of the CREF Money Market Account until December
31, 2021 when a class' yield was less than zero. Without this waiver, the total returns for the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from Classes R1, R2 and R3 that benefited from the waiver, under certain conditions. The amount of recovery on any day will be approximately 25% of the class' yield net of all other expenses.
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
^
The performance shown for the Account’s Class R4 that is prior to its inception date is based on performance of the Account’s Class R3 back to April 24, 2015 and prior to that the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Class R4. If those expenses had been reflected, the performance would have been higher.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.

27
College Retirement Equities Fund 2022 Annual Report
CREF Money Market Account
concluded
Account profile Portfolio composition Net annualized yield
as of 12/31/2022
Net assets $
8.70
billion
Number of issues 119
Sector
% of net assets
as of 12/31/2022
U.S. government agency securities* 54.3
Variable rate securities, government 25.5
Repurchase agreements 14.4
U.S. Treasury securities* 6.2
Other assets & liabilities, net -0.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended December 27,
2022)
*
Current
yield
Effective
yield
Money Market Account
Class R1 2 .83% 2 .87%
Class R2 3 .93 4 .01
Class R3 3 .97 4 .04
Class R4 4 .13 4 .22
iMoneyNet Money
Fund Averages™—
All Government
§
3 .80 3 .88
The current yield more closely reflects current
earnings than does the total return.
* Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§ The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense examples
28
2022 Annual Report College Retirement Equities Fund
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2022 – December 31, 2022 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the
Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
20.1
Stock Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,028.56 $1,029.35 $1,029.58 $1,020.06
Expenses incurred during the period*
$2.31 $1.53 $1.31 $0.32
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.93 $1,023.70 $1,023.92 $1,014.20
Expenses incurred during the period*
$2.30 $1.53 $1.30 $0.32
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.45%
for Class R1, 0.30% for Class R2 and 0.26% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.45% 0.30% 0.25% 0.11%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.

29
College Retirement Equities Fund 2022 Annual Report
Expense examples
continued
20.2
Global Equities Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,028.77 $1,029.55 $1,029.78 $1,025.19
Expenses incurred during the period*
$2.29 $1.52 $1.29 $0.30
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.95 $1,023.71 $1,023.93 $1,014.22
Expenses incurred during the period*
$2.29 $1.51 $1.29 $0.30
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.45%
for Class R1, 0.30% for Class R2 and 0.25% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.44% 0.29% 0.24% 0.10%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.
20.3
Growth Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$980.77 $981.52 $981.74 $959.77
Expenses incurred during the period*
$2.16 $1.41 $1.19 $0.24
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.02 $1,023.78 $1,024.01 $1,014.28
Expenses incurred during the period*
$2.21 $1.44 $1.21 $0.24
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.43%
for Class R1, 0.28% for Class R2 and 0.24% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.42% 0.27% 0.22% 0.08%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.

Expense examples
30
2022 Annual Report College Retirement Equities Fund
continued
20.4
Equity Index Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.45 $1,023.23 $1,023.46 $992.30
Expenses incurred during the period*
$1.93 $1.15 $0.93 $0.11
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.30 $1,024.07 $1,024.29 $1,014.41
Expenses incurred during the period*
$1.93 $1.15 $0.93 $0.11
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.38%
for Class R1, 0.23% for Class R2 and 0.18% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.38% 0.22% 0.17% 0.04%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.
20.5
Core Bond Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$975.23 $975.97 $976.19 $990.94
Expenses incurred during the period*
$2.18 $1.43 $1.21 $0.27
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.99 $1,023.76 $1,023.98 $1,014.24
Expenses incurred during the period*
$2.24 $1.46 $1.24 $0.28
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.44%
for Class R1, 0.29% for Class R2 and 0.24% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.44% 0.28% 0.23% 0.09%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.

31
College Retirement Equities Fund 2022 Annual Report
Expense examples
continued
20.6
Inflation-Linked Bond Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.44 $980.19 $980.41 $985.88
Expenses incurred during the period*
$1.94 $1.18 $0.96 $0.14
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.25 $1,024.01 $1,024.24 $1,014.38
Expenses incurred during the period*
$1.98 $1.21 $0.98 $0.14
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.39%
for Class R1, 0.24% for Class R2 and 0.19% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.39% 0.23% 0.18% 0.05%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.
20.7
Social Choice Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,014.32 $1,015.10 $1,015.33 $1,016.73
Expenses incurred during the period*
$2.10 $1.32 $1.10 $0.21
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.13 $1,023.89 $1,024.12 $1,014.31
Expenses incurred during the period*
$2.10 $1.33 $1.10 $0.21
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.41%
for Class R1, 0.26% for Class R2 and 0.22% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.41% 0.26% 0.21% 0.07%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.

Expense examples
32
2022 Annual Report College Retirement Equities Fund
concluded
20.8
Money Market Account
Share Class
Class R1 Class R2 Class R3 Class R4
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,008.86 $1,010.17 $1,011.55 $1,008.96
Expenses incurred during the period*
$4.97 $3.66 $2.28 $0.48
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.26 $1,021.56 $1,022.94 $1,014.04
Expenses incurred during the period*
$5.00 $3.68 $2.29 $0.48
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratios for that period were 0.98%
for Class R1, 0.72% for Class R2 and 0.45% for Class R3. For Class R4, expenses are equal to the Account's annualized actual expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the 106 days in the period since class commencement of operations).
Actual expenses
Class R1 Class R2 Class R3 Class R4§
Net expense ratio for the one-year period ended 12/31/2022
0.72% 0.51% 0.36% 0.16%
§ Expenses for Class R4 are annualized from the Class' commencement of September 16, 2022.

Summary portfolio of investments
CREF Stock Account December 31, 2022
33
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Principal Issuer
1 1
Value
(000)
% of net
assets
BONDS
CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO $ 54 0 .0%
TOTAL CORPORATE BONDS
(Cost $ 64 ) 54 0 .0
TOTAL BONDS
(Cost $64) 54 0 .0
a a a a
Shares Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,631,434 *,n Tesla, Inc 447,320 0 .4
Other 1,273,871 1 .2
1,721,191 1 .6
BANKS
13,609,442 Bank of America Corp 450,745 0 .4
4,871,259 n JPMorgan Chase & Co 653,236 0 .6
11,266,926 Wells Fargo & Co 465,211 0 .5
Other 5,679,470 5 .4
7,248,662 6 .9
CAPITAL GOODS
2,129,398 Honeywell International, Inc 456,330 0 .5
5,189,374 Raytheon Technologies Corp 523,712 0 .5
Other 7,368,855 7 .0
8,348,897 8 .0
COMMERCIAL & PROFESSIONAL SERVICES 1,319,074 1 .3
CONSUMER DURABLES & APPAREL 2,139,992 2 .0
CONSUMER SERVICES
8,812,494 a Arcos Dorados Holdings, Inc 73,672 0 .1
1,889,249 McDonald's Corp 497,874 0 .5
Other 2,015,187 1 .9
2,586,733 2 .5
DIVERSIFIED FINANCIALS
1,813,772 * Berkshire Hathaway, Inc (Class B) 560,274 0 .6
5,792,328 Charles Schwab Corp 482,269 0 .5
Other 3,633,439 3 .4
4,675,982 4 .5
ENERGY
3,813,055 Chevron Corp 684,405 0 .7
4,450,893 ConocoPhillips 525,205 0 .5
3,253,603 EOG Resources, Inc 421,407 0 .4
3,838,770 Exxon Mobil Corp 423,416 0 .4
14,835,749 Shell plc 418,232 0 .4
Other 3,622,660 3 .4
6,095,325 5 .8
FOOD & STAPLES RETAILING
922,034 Costco Wholesale Corp 420,909 0 .4
3,142,110 Walmart, Inc 445,520 0 .4
Other 850,980 0 .8
1,717,409 1 .6
FOOD, BEVERAGE & TOBACCO
3,610,913 Nestle S.A. 417,094 0 .4
2,945,803 PepsiCo, Inc 532,189 0 .5
Other 3,239,358 3 .1
4,188,641 4 .0
Shares Company
1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
3,855,895 Abbott Laboratories $ 423,339 0 .4%
1,069,588 Elevance Health, Inc 548,667 0 .6
2,112,311 e UnitedHealth Group, Inc 1,119,905 1 .1
Other 3,251,515 3 .0
5,343,426 5 .1
HOUSEHOLD & PERSONAL PRODUCTS
3,708,254 Procter & Gamble Co 562,023 0 .6
Other 970,390 0 .9
1,532,413 1 .5
INSURANCE
1,778,075 Chubb Ltd 392,243 0 .4
Other 3,142,403 3 .0
3,534,646 3 .4
MATERIALS
1,468,676 Linde plc 479,053 0 .5
Other 4,977,957 4 .7
5,457,010 5 .2
MEDIA & ENTERTAINMENT
8,699,584 * Alphabet, Inc (Class A) 767,564 0 .8
8,400,439 * Alphabet, Inc (Class C) 745,371 0 .7
447,274 *,a iClick Interactive Asia Group Ltd
(ADR)
1,722 0 .0
2,940,083 * Meta Platforms, Inc 353,810 0 .4
10,463,325 Tencent Holdings Ltd 443,649 0 .4
Other 1,919,879 1 .7
4,231,995 4 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,963,144 e AbbVie, Inc 640,484 0 .6
3,850,950 AstraZeneca plc 521,108 0 .5
4,902,715 Bristol-Myers Squibb Co 352,750 0 .4
1,141,240 Eli Lilly & Co 417,511 0 .4
3,536,276 Johnson & Johnson 624,683 0 .6
4,952,829 Merck & Co, Inc 549,516 0 .5
3,175,564 Novo Nordisk AS 431,291 0 .4
Other 4,873,424 4 .6
8,410,767 8 .0
REAL ESTATE 2,996,615 2 .8
RETAILING
16,920,068 * Amazon.com, Inc 1,421,286 1 .4
1,787,737 Home Depot, Inc 564,675 0 .6
Other 3,024,296 2 .8
5,010,257 4 .8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
858,494 ASML Holding NV 468,095 0 .4
1,236,444 Broadcom, Inc 691,333 0 .7
4,077,668 n NVIDIA Corp 595,910 0 .6
46,170,146 Taiwan Semiconductor
Manufacturing Co Ltd
670,550 0 .6
Other 2,497,331 2 .4
4,923,219 4 .7

Summary portfolio of investments
CREF Stock Account December 31, 2022
34
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
continued
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Company
1 1
Value
(000)
% of net
assets
SOFTWARE & SERVICES
1,605,546 e Accenture plc $ 428,424 0 .4%
2,471,624 Mastercard, Inc (Class A) 859,458 0 .8
14,620,835 Microsoft Corp 3,506,369 3 .4
5,247,853 Oracle Corp 428,959 0 .4
3,199,241 Visa, Inc (Class A) 664,674 0 .7
Other 4,680,271 4 .4
10,568,155 10 .1
TECHNOLOGY HARDWARE & EQUIPMENT
23,232,446 d Apple, Inc 3,018,592 2 .9
Other 2,380,069 2 .2
5,398,661 5 .1
TELECOMMUNICATION SERVICES 1,392,620 1 .3
TRANSPORTATION
2,428,157 Union Pacific Corp 502,798 0 .5
Other 1,488,648 1 .4
1,991,446 1 .9
UTILITIES
5,586,880 NextEra Energy, Inc 467,063 0 .5
Other 2,507,103 2 .3
2,974,166 2 .8
TOTAL COMMON STOCKS
(Cost $105,008,677) 103,807,302 98 .9
a a a a
PURCHASED OPTIONS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,110 0 .0
TOTAL PURCHASED OPTIONS
(Cost $2,058) 1,110 0 .0
a a a a
RIGHTS/WARRANTS
BANKS 14 0 .0
CAPITAL GOODS 24 0 .0
CONSUMER DURABLES & APPAREL 1,048 0 .0
CONSUMER SERVICES 0 0 .0
DIVERSIFIED FINANCIALS 0 ^ 0 .0
ENERGY 2 0 .0
MATERIALS 111 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19 0 .0
TRANSPORTATION 20 0 .0
UTILITIES 0 ^ 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $180) 1,238 0 .0
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 534,830 0 .5
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 477,110,000 r 4.080%, 01/03/23 477,110 0 .5
477,110 0 .5
Principal Issuer
1 1
Value
(000)
% of net
assets
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED
CERTIFICATE OF DEPOSIT $ 191,200 0 .2%
REPURCHASE AGREEMENT 867,921 0 .8
TOTAL INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED 1,059,121 1 .0
TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,070,956) 2,071,061 2 .0
a a a a
TOTAL PORTFOLIO
(Cost $107,081,935) 105,880,765 100 .9
OTHER ASSETS & LIABILITIES, NET (993,458) ( 0 .9 )
NET ASSETS $ 104,887,307 100 .0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
* Non-income producing
a Affiliated holding
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,515,203,871.
n All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $477,110,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
0.875%–1.500% and maturity dates 11/30/28–1/15/29, valued at $486,652,268.

Summary portfolio of investments
CREF Stock Account December 31, 2022
35
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
concluded
Purchased options outstanding as of December 31, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
West Pharmaceutical Services, Inc, Put 1,370 $ 2,058 $ 210 .00 03/17/23 $ 1,110
Written options outstanding as of December 31, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Put 20 $ (9) $ 50 .00 01/20/23 $ (0) ^
JPMorgan Chase & Co, Call 10 (4) 140 .00 01/20/23 (1)
NVIDIA Corp, Put 10 (10) 105 .00 01/20/23 (0) ^
S&P 500 Index, Call 5 (10) 4,300 .00 01/20/23 (0) ^
Tesla, Inc, Put 10 (1) 110 .00 01/20/23 (5)
West Pharmaceutical Services, Inc, Call 1,370 (1,710) 240 .00 03/17/23 (2,404)
West Pharmaceutical Services, Inc, Put 1,370 (408) 170 .00 03/17/23 (312)
Wolfspeed, Inc, Put 20 (14) 70 .00 03/17/23 (18)
Wolfspeed, Inc, Put 20 (19) 75 .00 03/17/23 (23)
Total 2,835  $ (2,185)  $ (2,763)
^ Amount represents less than $1,000.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 458 03/17/23  $ 41,487 $ 40,553 $ (934)
S&P 500 E Mini Index 2,996 03/17/23 594,521 578,378 (16,143)
S&P Mid-Cap 400 E Mini Index 249 03/17/23 61,915 60,821 (1,094)
Total 3,703   $ 697,923  $ 679,752  $ (18,171)
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Company
1 1
Value
(000)
% of net
assets
SOFTWARE & SERVICES
1,605,546 e Accenture plc $ 428,424 0 .4%
2,471,624 Mastercard, Inc (Class A) 859,458 0 .8
14,620,835 Microsoft Corp 3,506,369 3 .4
5,247,853 Oracle Corp 428,959 0 .4
3,199,241 Visa, Inc (Class A) 664,674 0 .7
Other 4,680,271 4 .4
10,568,155 10 .1
TECHNOLOGY HARDWARE & EQUIPMENT
23,232,446 d Apple, Inc 3,018,592 2 .9
Other 2,380,069 2 .2
5,398,661 5 .1
TELECOMMUNICATION SERVICES 1,392,620 1 .3
TRANSPORTATION
2,428,157 Union Pacific Corp 502,798 0 .5
Other 1,488,648 1 .4
1,991,446 1 .9
UTILITIES
5,586,880 NextEra Energy, Inc 467,063 0 .5
Other 2,507,103 2 .3
2,974,166 2 .8
TOTAL COMMON STOCKS
(Cost $105,008,677) 103,807,302 98 .9
a a a a
PURCHASED OPTIONS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,110 0 .0
TOTAL PURCHASED OPTIONS
(Cost $2,058) 1,110 0 .0
a a a a
RIGHTS/WARRANTS
BANKS 14 0 .0
CAPITAL GOODS 24 0 .0
CONSUMER DURABLES & APPAREL 1,048 0 .0
CONSUMER SERVICES 0 0 .0
DIVERSIFIED FINANCIALS 0 ^ 0 .0
ENERGY 2 0 .0
MATERIALS 111 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19 0 .0
TRANSPORTATION 20 0 .0
UTILITIES 0 ^ 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $180) 1,238 0 .0
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 534,830 0 .5
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 477,110,000 r 4.080%, 01/03/23 477,110 0 .5
477,110 0 .5
Principal Issuer
1 1
Value
(000)
% of net
assets
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED
CERTIFICATE OF DEPOSIT $ 191,200 0 .2%
REPURCHASE AGREEMENT 867,921 0 .8
TOTAL INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED 1,059,121 1 .0
TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,070,956) 2,071,061 2 .0
a a a a
TOTAL PORTFOLIO
(Cost $107,081,935) 105,880,765 100 .9
OTHER ASSETS & LIABILITIES, NET (993,458) ( 0 .9 )
NET ASSETS $ 104,887,307 100 .0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
* Non-income producing
a Affiliated holding
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,515,203,871.
n All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $477,110,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
0.875%–1.500% and maturity dates 11/30/28–1/15/29, valued at $486,652,268.

CREF Global Equities Account December 31, 2022
Summary portfolio of investments
36
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
Principal Issuer
1 1
Value
(000)
% of net
assets
BONDS
CORPORATE BONDS
INDIA $ 14 0 .0%
TOTAL CORPORATE BONDS
(Cost $16) 14 0 .0
TOTAL BONDS
(Cost $16) 14 0 .0
a a a a
Shares Company
COMMON STOCKS
AUSTRALIA
18,612,726 Glencore Xstrata plc 124,122 0 .6
Other 244,169 1 .1
368,291 1 .7
AUSTRIA 22,820 0 .1
BELGIUM 23,328 0 .1
BERMUDA 1,914 0 .0
BRAZIL 270,706 1 .2
CANADA 589,606 2 .7
CHILE 6,312 0 .0
CHINA
2,627,000 Tencent Holdings Ltd 111,386 0 .5
Other 469,729 2 .2
581,115 2 .7
COLOMBIA 882 0 .0
CZECH REPUBLIC 1,435 0 .0
DENMARK
860,746 Novo Nordisk AS 116,903 0 .6
Other 28,119 0 .1
145,022 0 .7
EGYPT 613 0 .0
FINLAND 71,095 0 .3
FRANCE
955,114 Airbus SE 113,565 0 .5
Other 475,417 2 .2
588,982 2 .7
GERMANY
772,547 Siemens AG. 106,496 0 .5
Other 429,172 2 .0
535,668 2 .5
GREECE 3,189 0 .0
HONG KONG 83,867 0 .4
HUNGARY 2,932 0 .0
INDIA 208,920 1 .0
INDONESIA 50,028 0 .2
IRELAND 137,652 0 .6
ISRAEL 7,388 0 .0
ITALY 172,213 0 .8
JAPAN
2,578,064 * Hitachi Ltd 129,719 0 .6
Shares Company
1 1
Value
(000)
% of net
assets
JAPAN—continued
2,229,165 Sony Corp $ 169,910 0 .8%
Other 820,050 3 .7
1,119,679 5 .1
KOREA, REPUBLIC OF 190,127 0 .9
KUWAIT 11,556 0 .0
LUXEMBOURG 206 0 .0
MACAU 3,281 0 .0
MALAYSIA 14,790 0 .1
MEXICO 34,604 0 .2
NETHERLANDS
252,793 ASML Holding NV 137,836 0 .6
8,700,456 ING Groep NV 105,982 0 .5
5,980,379 Shell plc 168,592 0 .8
Other 134,022 0 .6
546,432 2 .5
NORWAY
3,365,240 Equinor ASA 120,947 0 .6
Other 32,034 0 .1
152,981 0 .7
PERU 2,500 0 .0
PHILIPPINES 12,467 0 .1
POLAND 7,431 0 .0
PORTUGAL 19,471 0 .1
QATAR 12,759 0 .1
ROMANIA 599 0 .0
RUSSIA 2 0 .0
SAUDI ARABIA 63,193 0 .3
SINGAPORE 69,183 0 .3
SOUTH AFRICA 60,899 0 .3
SPAIN 92,517 0 .4
SWEDEN 154,353 0 .7
SWITZERLAND 221,061 1 .0
TAIWAN
18,822,100 Taiwan Semiconductor
Manufacturing Co Ltd
273,362 1 .3
Other 133,008 0 .6
406,370 1 .9
THAILAND 24,266 0 .1
TURKEY 7,600 0 .0
UNITED ARAB EMIRATES 16,098 0 .1
UNITED KINGDOM
1,358,229 AstraZeneca plc 183,795 0 .9
2,353,191 Diageo plc 103,004 0 .5
393,685 Linde plc (Xetra) 128,326 0 .6
Other 475,861 2 .1
890,986 4 .1
UNITED STATES
1,090,980 AbbVie, Inc 176,313 0 .8
1,631,645 * Alphabet, Inc (Class A) 143,960 0 .7

Summary portfolio of investments
CREF Global Equities Account December 31, 2022
37
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
continued
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
At 12/31/22, the aggregate value of securities on loan is $260,869,843.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Company
1 1
Value
(000)
% of net
assets
UNITED STATES—continued
2,059,671 * Alphabet, Inc (Class C) $ 182,755 0 .8%
3,566,040 * Amazon.com, Inc 299,547 1 .4
5,191,942 d Apple, Inc 674,589 3 .1
349,341 * Berkshire Hathaway, Inc (Class B) 107,911 0 .5
1,961,865 Bristol-Myers Squibb Co 141,156 0 .7
348,837 Broadcom, Inc 195,045 0 .9
472,536 Caterpillar, Inc 113,201 0 .5
2,832,721 Coca-Cola Co 180,189 0 .8
366,749 Costco Wholesale Corp 167,421 0 .8
2,604,091 Exxon Mobil Corp 287,231 1 .3
3,850,370 Freeport-McMoRan, Inc (Class B) 146,314 0 .7
645,348 Home Depot, Inc 203,840 0 .9
715,525 Honeywell International, Inc 153,337 0 .7
713,343 Johnson & Johnson 126,012 0 .6
1,172,568 JPMorgan Chase & Co 157,241 0 .7
458,110 Mastercard, Inc (Class A) 159,299 0 .7
639,404 McDonald's Corp 168,502 0 .8
1,350,220 Merck & Co, Inc 149,807 0 .7
3,198,542 Microsoft Corp 767,074 3 .5
1,418,399 Morgan Stanley 120,592 0 .6
975,147 Nike, Inc (Class B) 114,102 0 .5
1,111,128 NVIDIA Corp 162,380 0 .8
1,436,296 Oracle Corp 117,403 0 .5
1,408,378 Procter & Gamble Co 213,454 1 .0
375,682 Roche Holding AG. 118,053 0 .5
334,567 * ServiceNow, Inc 129,902 0 .6
765,809 Union Pacific Corp 158,576 0 .7
507,870 UnitedHealth Group, Inc 269,263 1 .2
868,068 Visa, Inc (Class A) 180,350 0 .8
988,663 Walmart, Inc 140,183 0 .6
1,156,466 * Walt Disney Co 100,474 0 .5
4,002,860 Wells Fargo & Co 165,278 0 .8
Other 6,689,208 30 .8
13,379,962 61 .5
TOTAL COMMON STOCKS
(Cost $20,115,757) 21,389,351 98 .2
a a a a
RIGHTS/WARRANTS
AUSTRALIA 1 0 .0
BRAZIL 11 0 .0
KOREA, REPUBLIC OF 22 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $0) 34 0 .0
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 227,523 1 .1
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 130,625,000 r 4.080%, 01/03/23 130,625 0 .6
130,625 0 .6
Principal Issuer
1 1
Value
(000)
% of net
assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT $ 32,000 0 .0%
REPURCHASE AGREEMENT 217,238 1 .1
TOTAL INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED 249,238 1 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $607,341) 607,386 2 .8
a a a a
TOTAL PORTFOLIO
(Cost $20,723,114) 21,996,785 101 .0
OTHER ASSETS & LIABILITIES, NET (228,283) ( 1 .0 )
NET ASSETS $ 21,768,502 100 .0%
* Non-income producing
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $130,625,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 1/15/29, valued at $133,237,506.

Summary portfolio of investments
CREF Global Equities Account December 31, 2022
38
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
concluded
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 829 03/17/23  $ 82,168 $ 80,803 $ (1,365)
S&P 500 E Mini Index 984 03/17/23 195,263 189,961 (5,302)
Total 1,813   $ 277,431  $ 270,764  $ (6,667)

Summary portfolio of investments
CREF Growth Account December 31, 2022
39
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Shares Company
1 1
Value
(000)
% of net
assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,970,483 * Tesla, Inc $ 365,904 1 .5%
365,904 1 .5
CAPITAL GOODS
807,373 * Boeing Co 153,796 0 .6
3,925,419 Carrier Global Corp 161,924 0 .7
711,957 Deere & Co 305,259 1 .2
2,372,365 Raytheon Technologies Corp 239,419 1 .0
Other 86,795 0 .3
947,193 3 .8
COMMERCIAL & PROFESSIONAL SERVICES
1,763,307 Waste Connections, Inc 233,744 0 .9
Other 182,218 0 .8
415,962 1 .7
CONSUMER DURABLES & APPAREL
1,472,104 Nike, Inc (Class B) 172,251 0 .7
Other 156,798 0 .6
329,049 1 .3
CONSUMER SERVICES
252,791 * Booking Holdings, Inc 509,445 2 .1
6,924,954 * Las Vegas Sands Corp 332,882 1 .3
Other 77,440 0 .3
919,767 3 .7
DIVERSIFIED FINANCIALS
2,471,300 Charles Schwab Corp 205,760 0 .8
779,406 e iShares Russell 1000 Growth
Index Fund
166,980 0 .7
Other 226,388 0 .9
599,128 2 .4
ENERGY
2,323,072 ConocoPhillips 274,123 1 .1
2,875,181 EOG Resources, Inc 372,393 1 .5
689,946 Pioneer Natural Resources Co 157,577 0 .6
Other 84,983 0 .4
889,076 3 .6
FOOD & STAPLES RETAILING
1,333,030 Costco Wholesale Corp 608,528 2 .4
608,528 2 .4
FOOD, BEVERAGE & TOBACCO
4,789,234 * Monster Beverage Corp 486,251 1 .9
2,483,915 PepsiCo, Inc 448,744 1 .8
Other 52,119 0 .2
987,114 3 .9
HEALTH CARE EQUIPMENT & SERVICES
3,456,220 * Dexcom, Inc 391,382 1 .6
556,492 Elevance Health, Inc 285,464 1 .1
1,281,470 * Intuitive Surgical, Inc 340,038 1 .4
1,203,523 UnitedHealth Group, Inc 638,084 2 .6
Other 216,992 0 .8
1,871,960 7 .5
HOUSEHOLD & PERSONAL PRODUCTS
676,558 Estee Lauder Cos (Class A) 167,861 0 .7
167,861 0 .7
Shares Company
1 1
Value
(000)
% of net
assets
INSURANCE $ 128,074 0 .5%
MATERIALS
5,073,483 Corteva, Inc 298,219 1 .2
656,473 Linde plc 214,129 0 .8
Other 119,951 0 .5
632,299 2 .5
MEDIA & ENTERTAINMENT
5,453,112 * Alphabet, Inc (Class A) 481,128 1 .9
6,014,972 * Alphabet, Inc (Class C) 533,709 2 .1
1,931,339 * Meta Platforms, Inc 232,417 0 .9
Other 262,062 1 .1
1,509,316 6 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,440,558 AbbVie, Inc 232,809 0 .9
3,882,268 AstraZeneca plc (ADR) 263,218 1 .1
1,125,657 Eli Lilly & Co 411,810 1 .6
2,111,276 * Horizon Therapeutics Plc 240,263 1 .0
1,847,994 Zoetis, Inc 270,823 1 .1
Other 374,125 1 .5
1,793,048 7 .2
REAL ESTATE 107,958 0 .4
RETAILING
14,520,211 * Amazon.com, Inc 1,219,698 4 .9
2,540,502 TJX Companies, Inc 202,224 0 .8
Other 429,286 1 .7
1,851,208 7 .4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,786,907 Applied Materials, Inc 174,009 0 .7
965,240 Broadcom, Inc 539,695 2 .2
409,466 Lam Research Corp 172,099 0 .7
429,113 Monolithic Power Systems, Inc 151,739 0 .6
3,635,400 NVIDIA Corp 531,277 2 .1
Other 178,575 0 .7
1,747,394 7 .0
SOFTWARE & SERVICES
913,644 Intuit, Inc 355,608 1 .4
2,352,033 Mastercard, Inc (Class A) 817,872 3 .3
11,107,386 Microsoft Corp 2,663,773 10 .7
1,911,575 Oracle Corp 156,252 0 .6
1,838,325 * Palo Alto Networks, Inc 256,520 1 .0
1,503,770 * Salesforce, Inc 199,385 0 .8
759,998 * ServiceNow, Inc 295,084 1 .2
820,451 * Synopsys, Inc 261,962 1 .0
3,772,242 Visa, Inc (Class A) 783,721 3 .1
Other 903,102 3 .7
6,693,279 26 .8
TECHNOLOGY HARDWARE & EQUIPMENT
13,043,726 Apple, Inc 1,694,771 6 .8
Other 125,135 0 .5
1,819,906 7 .3
TRANSPORTATION
1,710,841 Union Pacific Corp 354,264 1 .4
Other 139,840 0 .6
494,104 2 .0
TOTAL COMMON STOCKS
(Cost $27,794,829) 24,878,128 99 .6
a a a a

Summary portfolio of investments
CREF Growth Account December 31, 2022
40
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
concluded
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Issuer
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 47,659 0 .2%
REPURCHASE AGREEMENT 83,875 0 .3
Shares Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
16,838,763 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% 16,839 0 .1
16,839 0 .1
TOTAL SHORT-TERM
INVESTMENTS
(Cost $148,362) 148,373 0 .6
a a a a
TOTAL PORTFOLIO
(Cost $27,943,191) 25,026,501 100 .2
OTHER ASSETS & LIABILITIES, NET (55,250) ( 0 .2 )
NET ASSETS $ 24,971,251 100 .0%
ADR American Depositary Receipt
* Non-income producing
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$16,400,500.

Summary portfolio of investments
CREF Equity Index Account December 31, 2022
41
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Shares Company
1 1
Value
(000)
% of net
assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,320,214 * Tesla, Inc $ 162,624 0 .9%
Other 101,151 0 .5
263,775 1 .4
BANKS
3,586,022 Bank of America Corp 118,769 0 .6
1,489,050 JPMorgan Chase & Co 199,682 1 .1
1,948,308 Wells Fargo & Co 80,446 0 .4
Other 423,295 2 .1
822,192 4 .2
CAPITAL GOODS
342,164 Honeywell International, Inc 73,326 0 .4
748,163 Raytheon Technologies Corp 75,505 0 .4
Other 1,142,825 5 .9
1,291,656 6 .7
COMMERCIAL & PROFESSIONAL SERVICES 229,644 1 .2
CONSUMER DURABLES & APPAREL
627,101 Nike, Inc (Class B) 73,377 0 .4
Other 164,250 0 .8
237,627 1 .2
CONSUMER SERVICES
375,756 McDonald's Corp 99,023 0 .5
Other 336,807 1 .7
435,830 2 .2
DIVERSIFIED FINANCIALS
919,068 * Berkshire Hathaway, Inc (Class B) 283,900 1 .5
Other 773,988 4 .0
1,057,888 5 .5
ENERGY
987,223 Chevron Corp 177,197 0 .9
639,552 ConocoPhillips 75,467 0 .4
2,101,914 d Exxon Mobil Corp 231,841 1 .2
Other 532,896 2 .7
1,017,401 5 .2
FOOD & STAPLES RETAILING
225,968 Costco Wholesale Corp 103,154 0 .6
725,036 Walmart, Inc 102,803 0 .5
Other 75,275 0 .3
281,232 1 .4
FOOD, BEVERAGE & TOBACCO
1,986,822 Coca-Cola Co 126,382 0 .7
703,485 PepsiCo, Inc 127,092 0 .7
790,697 Philip Morris International, Inc 80,026 0 .4
Other 348,747 1 .7
682,247 3 .5
HEALTH CARE EQUIPMENT & SERVICES
874,338 Abbott Laboratories 95,994 0 .5
476,915 UnitedHealth Group, Inc 252,851 1 .3
Other 874,019 4 .5
1,222,864 6 .3
Shares Company
1 1
Value
(000)
% of net
assets
HOUSEHOLD & PERSONAL PRODUCTS
1,202,715 Procter & Gamble Co $ 182,283 0 .9%
Other 120,780 0 .7
303,063 1 .6
INSURANCE 486,150 2 .5
MATERIALS
250,997 Linde plc 81,870 0 .4
Other 499,150 2 .6
581,020 3 .0
MEDIA & ENTERTAINMENT
3,069,988 * Alphabet, Inc (Class A) 270,865 1 .4
2,722,949 * Alphabet, Inc (Class C) 241,607 1 .3
2,184,154 Comcast Corp (Class A) 76,380 0 .4
1,148,425 * Meta Platforms, Inc 138,201 0 .7
934,910 * Walt Disney Co 81,225 0 .4
Other 278,900 1 .4
1,087,178 5 .6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
903,549 AbbVie, Inc 146,023 0 .8
1,087,263 Bristol-Myers Squibb Co 78,229 0 .4
329,954 Danaher Corp 87,576 0 .5
429,975 Eli Lilly & Co 157,302 0 .8
1,341,100 Johnson & Johnson 236,905 1 .2
1,294,564 Merck & Co, Inc 143,632 0 .8
2,891,465 Pfizer, Inc 148,159 0 .8
199,674 Thermo Fisher Scientific, Inc 109,958 0 .6
Other 666,585 3 .3
1,774,369 9 .2
REAL ESTATE 637,039 3 .3
RETAILING
4,538,619 * Amazon.com, Inc 381,244 2 .0
526,897 Home Depot, Inc 166,426 0 .9
Other 437,728 2 .2
985,398 5 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
200,896 Broadcom, Inc 112,327 0 .6
1,229,709 NVIDIA Corp 179,710 0 .9
460,832 Texas Instruments, Inc 76,139 0 .4
Other 499,274 2 .6
867,450 4 .5
SOFTWARE & SERVICES
323,217 Accenture plc 86,247 0 .5
236,471 * Adobe, Inc 79,580 0 .4
433,395 Mastercard, Inc (Class A) 150,704 0 .8
3,818,004 Microsoft Corp 915,634 4 .7
838,459 Visa, Inc (Class A) 174,198 0 .9
Other 1,084,657 5 .5
2,491,020 12 .8
TECHNOLOGY HARDWARE & EQUIPMENT
7,669,597 Apple, Inc 996,511 5 .2
2,089,400 Cisco Systems, Inc 99,539 0 .5
Other 253,004 1 .3
1,349,054 7 .0

Summary portfolio of investments
CREF Equity Index Account December 31, 2022
42
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
concluded
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
At 12/31/22, the aggregate value of securities on loan is $170,403,798.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Company
1 1
Value
(000)
% of net
assets
TELECOMMUNICATION SERVICES
2,156,068 Verizon Communications, Inc $ 84,949 0 .5%
Other 126,586 0 .6
211,535 1 .1
TRANSPORTATION 350,711 1 .8
UTILITIES
1,011,874 NextEra Energy, Inc 84,593 0 .4
Other 505,788 2 .6
590,381 3 .0
TOTAL COMMON STOCKS
(Cost $7,744,875) 19,256,724 99 .3
a a a a
RIGHTS/WARRANTS
CONSUMER DURABLES & APPAREL 0 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^ 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $0) 0 ^ 0 .0
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 28,178 0 .2
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 95,965,000 r 4.080%, 01/03/23 95,965 0 .5
95,965 0 .5
Shares Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
141,107,586 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% 141,108 0 .7
141,108 0 .7
TOTAL SHORT-TERM
INVESTMENTS
(Cost $265,250) 265,251 1 .4
a a a a
TOTAL PORTFOLIO
(Cost $8,010,125) 19,521,975 100 .7
OTHER ASSETS & LIABILITIES, NET (133,694) ( 0 .7 )
NET ASSETS $ 19,388,281 100 .0%
^ Amount represents less than $1,000.
* Non-income producing
c Investments made with cash collateral received from securities on loan.
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $95,965,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.375%–3.125% and maturity dates 10/31/28–11/15/28, valued at $97,884,336.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 594 03/17/23  $ 114,846 $ 114,672 $ (174)

Summary portfolio of investments
CREF Core Bond Account December 31, 2022
43
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Principal Issuer
1 1
Value
(000)
% of net
assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS $ 2,616 0 .0%
CAPITAL GOODS 2,337 0 .0
COMMERCIAL & PROFESSIONAL SERVICES 6,652 0 .1
CONSUMER DURABLES & APPAREL 275 0 .0
CONSUMER SERVICES 5,446 0 .1
DIVERSIFIED FINANCIALS 1,852 0 .0
ENERGY 1,543 0 .0
FOOD, BEVERAGE & TOBACCO 1,001 0 .0
HEALTH CARE EQUIPMENT & SERVICES 5,917 0 .1
HOUSEHOLD & PERSONAL PRODUCTS 362 0 .0
INSURANCE 1,361 0 .0
MATERIALS 3,163 0 .0
MEDIA & ENTERTAINMENT 9,666 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 495 0 .0
REAL ESTATE 961 0 .0
RETAILING 531 0 .0
SOFTWARE & SERVICES 5,077 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 553 0 .0
TELECOMMUNICATION SERVICES 371 0 .0
TRANSPORTATION 399 0 .0
UTILITIES 477 0 .0
TOTAL BANK LOAN
OBLIGATIONS
(Cost $53,520) 51,055 0 .5
a a a a
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 42,735 0 .4
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 45,547 0 .4
39,000,000 1.922%, 10/24/31 29,792 0 .3
EUR 700,000
1.375%-1.776%,
03/26/25-05/04/27 705 0 .0
111,200,000 2.299%-6.250%, 01/20/28-N/A‡ 91,507 0 .9
Citigroup, Inc
36,375,000 3.200%, 10/21/26 33,653 0 .3
39,225,000 6.270%, 11/17/33 40,466 0 .4
JPMorgan Chase & Co
187,050,000 1.953%-6.100%, 05/18/23-N/A‡ 161,955 1 .5
EUR 600,000 1.638%, 05/18/28 577 0 .0
Other 358,934 3 .3
763,136 7 .1
CAPITAL GOODS 104,787 1 .0
COMMERCIAL & PROFESSIONAL SERVICES 15,039 0 .1
CONSUMER DURABLES & APPAREL 145 0 .0
CONSUMER SERVICES 97,701 0 .9
DIVERSIFIED FINANCIALS 349,645 3 .3
ENERGY 314,073 2 .9
Principal Issuer
1 1
Value
(000)
% of net
assets
FOOD & STAPLES RETAILING $ 17,226 0 .2%
FOOD, BEVERAGE & TOBACCO 105,413 1 .0
HEALTH CARE EQUIPMENT & SERVICES 165,059 1 .5
HOUSEHOLD & PERSONAL PRODUCTS 11,524 0 .1
INSURANCE 134,480 1 .2
MATERIALS 127,452 1 .2
MEDIA & ENTERTAINMENT 199,884 1 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 83,768 0 .8
REAL ESTATE
SBA Tower Trust
$ 42,100,000 g 1.840%, 04/15/27 35,661 0 .3
Other 215,889 2 .0
251,550 2 .3
RETAILING 50,497 0 .5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,475 0 .6
SOFTWARE & SERVICES 64,204 0 .6
TECHNOLOGY HARDWARE & EQUIPMENT 46,459 0 .4
TELECOMMUNICATION SERVICES
AT&T, Inc
42,943,000 2.550%, 12/01/33 33,002 0 .3
Other 195,660 1 .8
228,662 2 .1
TRANSPORTATION 39,530 0 .4
UTILITIES 319,887 3 .0
6,202,480,397
TOTAL CORPORATE BONDS
(Cost $ 4,181,194 ) 3,592,331 33 .5
GOVERNMENT BONDS
AGENCY SECURITIES 33,953 0 .3
FOREIGN GOVERNMENT BONDS 443,551 4 .1
MORTGAGE BACKED
Connecticut Avenue Securities Trust
30,200,000 g,i 7.778%, 05/25/42 30,869 0 .3
Federal Home Loan Mortgage Corp
(FHLMC)
35,186,061 3.000%, 11/01/51 31,403 0 .3
42,216,134 2.000%, 02/01/52 34,599 0 .3
41,473,061 2.500%, 02/01/52 35,358 0 .3
33,209,952 6.000%, 11/01/52 33,720 0 .3
214,865,190
1.602%-4.500%,
11/01/37-08/25/52 150,612 1 .5
Federal National Mortgage
Association (FNMA)
78,073,253 2.000%, 04/01/51 63,747 0 .6
40,088,866 2.000%, 02/01/52 32,746 0 .3
37,387,422 2.500%, 02/01/52 31,875 0 .3
36,761,632 2.000%, 03/01/52 30,097 0 .3
82,132,378 3.000%, 04/01/52 72,447 0 .7
40,317,199 3.000%, 04/01/52 35,555 0 .3
38,666,645 3.000%, 04/01/52 34,091 0 .3
44,882,569 4.000%, 05/01/52 42,120 0 .4
50,400,275 3.500%, 06/01/52 45,941 0 .4
56,631,138 4.000%, 07/01/52 53,140 0 .5
54,629,614 5.000%, 08/01/52 53,874 0 .5
113,970,732 4.500%, 09/01/52 109,706 1 .0
88,727,640 h 4.000%, 10/01/52 83,230 0 .8

Summary portfolio of investments
CREF Core Bond Account December 31, 2022
44
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
continued
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Principal Issuer
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 659,375,547
1.561%-9.000%,
07/01/24-11/25/52 $ 549,116 5 .1%
Freddie Mac STACR REMIC Trust
29,350,000 g,i 7.278%, 05/25/42 29,547 0 .3
Freddie Mac Structured Agency
Credit Risk Debt Notes
31,100,000 g,i 8.428%, 06/25/42 32,562 0 .3
Government National Mortgage
Association (GNMA)
118,151,927 3.000%, 05/20/52 105,206 1 .0
126,161,090
1.747%-6.500%,
10/15/33-11/20/52 107,640 1 .0
Other 302,492 2 .8
2,131,693 19 .9
MUNICIPAL BONDS 323,191 3 .0
U.S. TREASURY SECURITIES
United States Treasury Bond
35,680,000 3.000%, 05/15/45 29,394 0 .3
41,710,000 2.875%, 08/15/45 33,583 0 .3
52,140,000 2.500%, 05/15/46 38,895 0 .4
51,995,000 3.000%, 08/15/48 42,697 0 .4
124,295,000
2.750%-4.750%,
02/15/37-11/15/48 112,289 1 .0
United States Treasury Inflation
Indexed Bonds
36,152,676 k 0.500%, 04/15/24 35,156 0 .3
United States Treasury Note
73,500,000 0.250%, 11/15/23 70,675 0 .7
165,655,000 4.250%, 12/31/24 165,079 1 .5
169,430,000 4.000%, 12/15/25 168,345 1 .6
186,596,000 4.125%, 10/31/27 187,281 1 .7
114,025,000 3.875%, 12/31/27 113,397 1 .1
33,320,000 4.000%, 10/31/29 33,330 0 .3
68,948,000 2.875%, 05/15/32 63,540 0 .6
289,666,400 4.125%, 11/15/32 295,595 2 .8
85,325,800 2.375%, 02/15/42 65,148 0 .6
91,758,000 3.375%, 08/15/42 82,009 0 .8
40,200,000 e 4.000%, 11/15/42 39,358 0 .4
250,102,000 2.250%, 02/15/52 173,919 1 .6
116,385,000 3.000%, 08/15/52 95,890 0 .9
Other 92,426 0 .8
1,938,006 18 .1
47,537,195,082
TOTAL GOVERNMENT BONDS
(Cost $ 5,276,243 ) 4,870,394 45 .4
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
37,125,000 g 2.045%, 11/20/51 31,689 0 .3
Gracie Point International Funding
Series - 2022 2A (Class A)
43,700,000 g,i 6.795%, 07/01/24 43,706 0 .4
Santander Drive Auto Receivables
Trust
Series - 2021 4 (Class D)
34,000,000 1.670%, 10/15/27 31,316 0 .3
Other 607,552 5 .6
714,263 6 .6
Principal Issuer
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED $ 1,221,708 11 .4%
$ 2,177,544,208
TOTAL STRUCTURED ASSETS
(Cost $ 2,185,985 ) 1,935,971 18 .0
TOTAL BONDS
(Cost $11,643,422) 10,398,696 96 .9
a a a a
Shares Company
PREFERRED STOCKS
BANKS 4,529 0 .1
DIVERSIFIED FINANCIALS 4,391 0 .0
TOTAL PREFERRED STOCKS
(Cost $54,290) 8,920 0 .1
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 7,868 0 .1
GOVERNMENT AGENCY DEBT 77,386 0 .7
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
211,510,000 r 4.080%, 01/03/23 211,510 2 .0
211,510 2 .0
TREASURY DEBT 1,814 0 .0
Shares Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
66,458,548 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% 66,459 0 .6
66,459 0 .6
TOTAL SHORT-TERM
INVESTMENTS
(Cost $364,927) 365,037 3 .4
a a a a
TOTAL PORTFOLIO
(Cost $12,116,159) 10,823,708 100 .9
OTHER ASSETS & LIABILITIES, NET (93,188) ( 0 .9 )
NET ASSETS $ 10,730,520 100 .0%
EUR Euro
‡ Perpetual security
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$64,341,907.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $211,510,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.000%–3.125% and maturity dates 7/31/28–11/30/28, valued at $215,740,261.

Summary portfolio of investments
CREF Core Bond Account December 31, 2022
45
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
continued
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10YR Ultra (1,175) 03/22/23  $ (140,905) $ (138,980) $ 1,925
US 2YR Note (CBT) 1,810 03/31/23 370,542 371,191 649
US Ultra Bond CBT 250 03/22/23 33,924 33,578 (346)
Total 885   $ 263,561  $ 265,789  $ 2,228
Forward foreign currency contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 200 EUR 199 Australia and New Zealand Banking Group Limited 01/31/23   $ (14)
$ 739 JPY 100,222 Australia and New Zealand Banking Group Limited 01/31/23 (28)
$ 1,151 NZD 1,969 Australia and New Zealand Banking Group Limited 01/31/23 (100)
$ 991 NZD 1,549 Australia and New Zealand Banking Group Limited 01/31/23 7
EUR 297 $ 295 Australia and New Zealand Banking Group Limited 01/31/23 23
JPY 24,200 $ 175 Australia and New Zealand Banking Group Limited 01/31/23 10
Total   $ (102)
$ 640 AUD 1,009 Citibank N.A. 01/31/23   $ (48)
$ 257 COP 1,258,399 Citibank N.A. 01/31/23 (1)
$ 259 COP 1,265,904 Citibank N.A. 01/31/23 (1)
$ 2,972 EUR 2,814 Citibank N.A. 01/31/23 (47)
$ 405 HUF 162,470 Citibank N.A. 01/31/23 (27)
$ 6,510 KRW 8,687,591 Citibank N.A. 02/02/23 (392)
$ 799 KRW 1,038,345 Citibank N.A. 02/02/23 (26)
$ 337 PEN 1,356 Citibank N.A. 02/02/23 (19)
EUR 2,288 $ 2,436 Citibank N.A. 01/31/23 19
GBP 313 $ 379 Citibank N.A. 01/31/23 1
JPY 686,129 $ 4,735 Citibank N.A. 01/31/23 515
Total   $ (26)
$ 2,308 CNY 16,087 Goldman Sachs 02/02/23   $ (24)
$ 597 RON 2,956 Goldman Sachs 01/31/23 (42)
Total   $ (66)
$ 906 CAD 1,233 Morgan Stanley 01/31/23   $ (5)
$ 2,339 CAD 3,197 Morgan Stanley 01/31/23 (23)
$ 68,711 EUR 68,162 Morgan Stanley 01/31/23 (4,412)
$ 416 EUR 399 Morgan Stanley 01/31/23 (12)
$ 511 EUR 483 Morgan Stanley 01/31/23 (7)
$ 345 HUF 145,362 Morgan Stanley 01/31/23 (41)
$ 1,057 ILS 3,678 Morgan Stanley 01/31/23 10
$ 2,219 NOK 22,701 Morgan Stanley 01/31/23 (101)
$ 653 NZD 1,125 Morgan Stanley 01/31/23 (62)
$ 1,005 SEK 11,165 Morgan Stanley 01/31/23 (67)
$ 622 THB 23,263 Morgan Stanley 01/31/23 (52)
EUR 191 $ 193 Morgan Stanley 01/31/23 12
EUR 369 $ 388 Morgan Stanley 01/31/23 7
$ 380 ZAR 6,851 Morgan Stanley 01/31/23 (22)
Total   $ (4,775)
$ 6,911 CAD 9,346 Standard Chartered Bank 01/31/23   $ 7
$ 531 GBP 432 Standard Chartered Bank 01/31/23 8
Total   $ 15
$ 6,448 AUD 9,889 Toronto Dominion Bank 01/31/23   $ (294)
$ 22,628 CNY 163,233 Toronto Dominion Bank 02/02/23 (1,040)
$ 585 CNY 4,061 Toronto Dominion Bank 02/02/23 (4)
$ 12,944 GBP 11,152 Toronto Dominion Bank 01/31/23 (550)
$ 25,023 JPY 3,629,865 Toronto Dominion Bank 01/31/23 (2,750)
$ 1,763 JPY 238,000 Toronto Dominion Bank 03/20/23 (71)
Total   $ (4,709)
Total   $ (9,663)
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Principal Issuer
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 659,375,547
1.561%-9.000%,
07/01/24-11/25/52 $ 549,116 5 .1%
Freddie Mac STACR REMIC Trust
29,350,000 g,i 7.278%, 05/25/42 29,547 0 .3
Freddie Mac Structured Agency
Credit Risk Debt Notes
31,100,000 g,i 8.428%, 06/25/42 32,562 0 .3
Government National Mortgage
Association (GNMA)
118,151,927 3.000%, 05/20/52 105,206 1 .0
126,161,090
1.747%-6.500%,
10/15/33-11/20/52 107,640 1 .0
Other 302,492 2 .8
2,131,693 19 .9
MUNICIPAL BONDS 323,191 3 .0
U.S. TREASURY SECURITIES
United States Treasury Bond
35,680,000 3.000%, 05/15/45 29,394 0 .3
41,710,000 2.875%, 08/15/45 33,583 0 .3
52,140,000 2.500%, 05/15/46 38,895 0 .4
51,995,000 3.000%, 08/15/48 42,697 0 .4
124,295,000
2.750%-4.750%,
02/15/37-11/15/48 112,289 1 .0
United States Treasury Inflation
Indexed Bonds
36,152,676 k 0.500%, 04/15/24 35,156 0 .3
United States Treasury Note
73,500,000 0.250%, 11/15/23 70,675 0 .7
165,655,000 4.250%, 12/31/24 165,079 1 .5
169,430,000 4.000%, 12/15/25 168,345 1 .6
186,596,000 4.125%, 10/31/27 187,281 1 .7
114,025,000 3.875%, 12/31/27 113,397 1 .1
33,320,000 4.000%, 10/31/29 33,330 0 .3
68,948,000 2.875%, 05/15/32 63,540 0 .6
289,666,400 4.125%, 11/15/32 295,595 2 .8
85,325,800 2.375%, 02/15/42 65,148 0 .6
91,758,000 3.375%, 08/15/42 82,009 0 .8
40,200,000 e 4.000%, 11/15/42 39,358 0 .4
250,102,000 2.250%, 02/15/52 173,919 1 .6
116,385,000 3.000%, 08/15/52 95,890 0 .9
Other 92,426 0 .8
1,938,006 18 .1
47,537,195,082
TOTAL GOVERNMENT BONDS
(Cost $ 5,276,243 ) 4,870,394 45 .4
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
37,125,000 g 2.045%, 11/20/51 31,689 0 .3
Gracie Point International Funding
Series - 2022 2A (Class A)
43,700,000 g,i 6.795%, 07/01/24 43,706 0 .4
Santander Drive Auto Receivables
Trust
Series - 2021 4 (Class D)
34,000,000 1.670%, 10/15/27 31,316 0 .3
Other 607,552 5 .6
714,263 6 .6
Principal Issuer
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED $ 1,221,708 11 .4%
$ 2,177,544,208
TOTAL STRUCTURED ASSETS
(Cost $ 2,185,985 ) 1,935,971 18 .0
TOTAL BONDS
(Cost $11,643,422) 10,398,696 96 .9
a a a a
Shares Company
PREFERRED STOCKS
BANKS 4,529 0 .1
DIVERSIFIED FINANCIALS 4,391 0 .0
TOTAL PREFERRED STOCKS
(Cost $54,290) 8,920 0 .1
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 7,868 0 .1
GOVERNMENT AGENCY DEBT 77,386 0 .7
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
211,510,000 r 4.080%, 01/03/23 211,510 2 .0
211,510 2 .0
TREASURY DEBT 1,814 0 .0
Shares Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
66,458,548 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% 66,459 0 .6
66,459 0 .6
TOTAL SHORT-TERM
INVESTMENTS
(Cost $364,927) 365,037 3 .4
a a a a
TOTAL PORTFOLIO
(Cost $12,116,159) 10,823,708 100 .9
OTHER ASSETS & LIABILITIES, NET (93,188) ( 0 .9 )
NET ASSETS $ 10,730,520 100 .0%
EUR Euro
‡ Perpetual security
c Investments made with cash collateral received from securities on loan.
e All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$64,341,907.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $211,510,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.000%–3.125% and maturity dates 7/31/28–11/30/28, valued at $215,740,261.

Summary portfolio of investments
CREF Core Bond Account December 31, 2022
46
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
concluded
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
SEK Swedish Krona
THB Thai Baht
ZAR South African Rand
Centrally cleared credit default swap contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS39V1-5
Year Index
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/27 $ 150,000 $ (1,124) $ 6,446 $ (7,570)
CDX-NAIGS39V1-5
Year Index
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 300,000 (2,491) (473) (2,018)
Total $ (3,615) $ 5,973 $ (9,588)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Summary portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022
47
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Principal Issuer
1 1
Value
(000)
% of net
assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES $ 2,267 0 .0%
CONSUMER DURABLES & APPAREL 2,238 0 .0
CONSUMER SERVICES 5,355 0 .1
HEALTH CARE EQUIPMENT & SERVICES 2,949 0 .0
MEDIA & ENTERTAINMENT 4,484 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,222 0 .1
RETAILING 2,968 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 0 .0
SOFTWARE & SERVICES 5,450 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 364 0 .0
UTILITIES 2,463 0 .0
TOTAL BANK LOAN
OBLIGATIONS
(Cost $36,031) 35,760 0 .5
a a a a
BONDS
CORPORATE BONDS
BANKS 4,721 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 12,659 0 .2
CONSUMER DURABLES & APPAREL 5,161 0 .1
DIVERSIFIED FINANCIALS 15,022 0 .2
ENERGY 33,405 0 .5
HEALTH CARE EQUIPMENT & SERVICES 5,193 0 .1
MATERIALS 22,562 0 .3
MEDIA & ENTERTAINMENT 16,239 0 .2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,855 0 .0
REAL ESTATE 9,500 0 .1
RETAILING 6,875 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,339 0 .0
SOFTWARE & SERVICES 7,219 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 2,603 0 .0
TELECOMMUNICATION SERVICES 11,756 0 .2
TRANSPORTATION 4,416 0 .1
UTILITIES 3,324 0 .0
$ 187,400,000
TOTAL CORPORATE BONDS
(Cost $ 185,669 ) 166,849 2 .3
GOVERNMENT BONDS
AGENCY SECURITIES
Montefiore Medical Center
14,875,000 2.895%, 04/20/32 13,534 0 .2
Other 8,466 0 .1
22,000 0 .3
MORTGAGE BACKED
Freddie Mac STACR REMIC Trust
20,000,000 g,i 7.278%, 05/25/42 20,135 0 .3
Government National Mortgage
Association (GNMA)
18,326,641 3.600%, 09/15/31 17,828 0 .3
Principal Issuer
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 35,915,493 1.730%, 07/15/37 $ 30,381 0 .4%
33,465,693 4.250%, 09/15/38 33,053 0 .5
23,282,736 1.650%, 07/15/42 19,110 0 .3
25,428,174 2.750%, 01/15/45 22,642 0 .3
Other 35,966 0 .4
179,115 2 .5
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
94,237,160 k 0.125%, 01/15/23 94,116 1 .3
140,354,370 k 0.625%, 04/15/23 138,921 2 .0
138,283,200 k 0.375%, 07/15/23 136,641 1 .9
204,645,660 k 0.625%, 01/15/24 200,298 2 .8
241,017,840 k 0.500%, 04/15/24 234,374 3 .3
203,922,875 d,k 0.125%, 07/15/24 197,343 2 .8
211,953,675 k 0.125%, 10/15/24 204,111 2 .9
230,223,150 k 0.250%, 01/15/25 220,834 3 .1
121,738,219 k 2.375%, 01/15/25 121,836 1 .7
186,881,580 k 0.125%, 04/15/25 178,097 2 .5
248,788,980 k 0.375%, 07/15/25 238,932 3 .4
323,845,980 k 0.125%, 10/15/25 307,763 4 .3
266,516,105 k 0.625%, 01/15/26 255,824 3 .6
80,056,823 k 2.000%, 01/15/26 79,956 1 .1
164,751,900 k 0.125%, 04/15/26 154,885 2 .2
183,978,800 k 0.125%, 07/15/26 173,358 2 .4
308,885,229 k 0.125%, 10/15/26 289,522 4 .1
244,857,690 k 0.375%, 01/15/27 230,893 3 .3
122,579,207 k 2.375%, 01/15/27 125,029 1 .8
131,918,750 k 0.125%, 04/15/27 122,935 1 .7
140,691,705 k 0.375%, 07/15/27 132,591 1 .9
129,759,810 k 1.625%, 10/15/27 129,608 1 .8
248,244,000 k 0.500%, 01/15/28 233,432 3 .3
245,209,692 k 1.750%, 01/15/28 245,040 3 .4
130,849,358 k 3.625%, 04/15/28 142,601 2 .0
151,944,960 k 0.750%, 07/15/28 144,734 2 .0
223,035,120 k 0.875%, 01/15/29 212,475 3 .0
163,628,694 k 2.500%, 01/15/29 170,598 2 .4
9,225,930 k 3.875%, 04/15/29 10,366 0 .1
217,836,300 k 0.250%, 07/15/29 199,418 2 .8
179,513,250 k 0.125%, 01/15/30 161,243 2 .3
142,367,050 k 0.125%, 07/15/30 127,467 1 .8
173,988,320 k 0.125%, 01/15/31 154,512 2 .2
261,773,767 k 0.125%, 07/15/31 231,293 3 .3
97,585,155 k 0.125%, 01/15/32 85,472 1 .2
69,834,752 k 3.375%, 04/15/32 79,930 1 .1
153,319,725 k 0.625%, 07/15/32 140,428 2 .0
190,938,273 k 0.125%, 02/15/52 123,500 1 .7
United States Treasury Note
25,000,000 4.125%, 11/15/32 25,512 0 .4
Other 9,013 0 .1
6,464,901 91 .0
7,033,033,814
TOTAL GOVERNMENT BONDS
(Cost $ 7,144,653 ) 6,666,016 93 .8
STRUCTURED ASSETS
ASSET BACKED 32,609 0 .5
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
26,179,700
g,i 5.515%, 10/15/38, LIBOR 1 M +
1.197% 24,890 0 .4
Connecticut Avenue Securities Trust
Series - 2021 R01 (Class 1M2)
10,000,000 g,i 5.478%, 10/25/41 9,753 0 .1

Summary portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022
48
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
concluded
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
At 12/31/22, the aggregate value of securities on loan is $8,466,121.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Issuer
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED—continued
Freddie Mac STACR REMIC Trust
Series - 2022 DNA1 (Class M2)
$ 15,000,000 g,i 6.428%, 01/25/42 $ 13,593 0 .2%
Other 124,114 1 .7
172,350 2 .4
221,661,782
TOTAL STRUCTURED ASSETS
(Cost $ 220,652 ) 204,959 2 .9
TOTAL BONDS
(Cost $7,550,974) 7,037,824 99 .0
a a a a
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
10,480,000 r 4.080%, 01/03/23 10,480 0 .2
10,480 0 .2
Shares Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,815,771 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% 8,816 0 .1
8,816 0 .1
TOTAL SHORT-TERM
INVESTMENTS
(Cost $19,296) 19,296 0 .3
a a a a
TOTAL PORTFOLIO
(Cost $7,606,301) 7,092,880 99 .8
OTHER ASSETS & LIABILITIES, NET 13,341 0 .2
NET ASSETS $ 7,106,221 100 .0%
LIBOR London Interbank Offered Rate
M Month
c Investments made with cash collateral received from securities on loan.
d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $10,480,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
1.375% and maturity date 10/31/28, valued at $10,689,681.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US Long Bond CBT (19) 03/22/23  $ (2,404) $ (2,382) $ 22
US Ultra Bond CBT (200) 03/22/23 (27,136) (26,862) 274
Total (219)   $ (29,540)  $ (29,244)  $ 296

Summary portfolio of investments
CREF Social Choice Account December 31, 2022
49
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
Principal Issuer
1 1
Value
(000)
% of net
assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES $ 14,381 0 .1%
UTILITIES 11,812 0 .0
TOTAL BANK LOAN
OBLIGATIONS
(Cost $27,332) 26,193 0 .1
a a a a
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 60,822 0 .3
BANKS 315,832 1 .8
CAPITAL GOODS 26,526 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 18,194 0 .1
CONSUMER SERVICES 114,097 0 .6
DIVERSIFIED FINANCIALS 274,280 1 .6
ENERGY 96,792 0 .5
FOOD & STAPLES RETAILING 15,425 0 .1
FOOD, BEVERAGE & TOBACCO 30,999 0 .2
HEALTH CARE EQUIPMENT & SERVICES 8,400 0 .0
HOUSEHOLD & PERSONAL PRODUCTS 15,023 0 .1
INSURANCE 67,713 0 .4
MATERIALS 106,871 0 .6
MEDIA & ENTERTAINMENT 21,276 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 68,630 0 .4
REAL ESTATE 76,482 0 .4
RETAILING 12,989 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,359 0 .1
SOFTWARE & SERVICES 44,709 0 .3
TECHNOLOGY HARDWARE & EQUIPMENT 13,420 0 .1
TELECOMMUNICATION SERVICES 46,652 0 .3
TRANSPORTATION 8,885 0 .1
UTILITIES 688,951 3 .9
$ 2,553,111,663
TOTAL CORPORATE BONDS
(Cost $ 2,546,985 ) 2,157,327 12 .2
GOVERNMENT BONDS
AGENCY SECURITIES 271,111 1 .5
FOREIGN GOVERNMENT BONDS 556,627 3 .1
MORTGAGE BACKED
Federal National Mortgage
Association (FNMA)
210,217,546 h 4.500%, 09/01/52 202,351 1 .1
169,100,293 h 4.000%, 10/01/52 158,622 0 .9
84,606,487 5.000%, 10/01/52 83,436 0 .5
55,127,346 h 5.500%, 12/01/52 55,275 0 .3
669,925,780
1.246%-8.000%,
07/01/24-11/25/52 577,344 3 .3
Principal Issuer
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
Government National Mortgage
Association (GNMA)
$ 260,740,132
1.747%-6.500%,
08/15/25-12/20/52 $ 234,198 1 .3%
Other 332,189 1 .9
1,643,415 9 .3
MUNICIPAL BONDS 525,328 3 .0
U.S. TREASURY SECURITIES
United States Treasury Note
57,190,000 4.000%, 12/15/25 56,824 0 .3
72,638,000 4.125%, 10/31/27 72,905 0 .4
60,900,000 4.000%, 10/31/29 60,919 0 .3
256,740,400 4.125%, 11/15/32 261,995 1 .5
232,705,800 2.375%, 02/15/42 177,674 1 .0
109,370,000 4.000%, 11/15/42 107,080 0 .6
173,017,000 3.000%, 08/15/52 142,550 0 .8
368,015,000
0.125%-4.250%,
03/31/23-11/15/52 324,989 1 .9
Other 77,551 0 .5
1,282,487 7 .3
14,235,667,806
TOTAL GOVERNMENT BONDS
(Cost $ 4,599,389 ) 4,278,968 24 .2
STRUCTURED ASSETS
ASSET BACKED 218,634 1 .2
OTHER MORTGAGE BACKED 522,381 3 .0
1,077,296,519
TOTAL STRUCTURED ASSETS
(Cost $ 864,413 ) 741,015 4 .2
TOTAL BONDS
(Cost $8,010,787) 7,177,310 40 .6
a a a a
Shares Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
645,139 * Tesla, Inc 79,468 0 .5
Other 137,351 0 .7
216,819 1 .2
BANKS 523,362 3 .0
CAPITAL GOODS
244,029 Caterpillar, Inc 58,460 0 .3
132,127 Deere & Co 56,651 0 .3
Other 595,604 3 .4
710,715 4 .0
COMMERCIAL & PROFESSIONAL SERVICES 149,606 0 .9
CONSUMER DURABLES & APPAREL
534,413 Nike, Inc (Class B) 62,532 0 .4
Other 150,820 0 .8
213,352 1 .2
CONSUMER SERVICES
568,908 Starbucks Corp 56,436 0 .3
Other 161,393 0 .9
217,829 1 .2

Summary portfolio of investments
CREF Social Choice Account December 31, 2022
50
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
continued
Shares Company
1 1
Value
(000)
% of net
assets
DIVERSIFIED FINANCIALS
77,740 BlackRock, Inc $ 55,089 0 .3%
732,982 Charles Schwab Corp 61,028 0 .3
158,760 Goldman Sachs Group, Inc 54,515 0 .3
167,725 S&P Global, Inc 56,178 0 .3
Other 442,007 2 .6
668,817 3 .8
ENERGY
508,979 ConocoPhillips 60,059 0 .3
Other 528,157 3 .0
588,216 3 .3
FOOD & STAPLES RETAILING 112,812 0 .6
FOOD, BEVERAGE & TOBACCO
1,291,781 Coca-Cola Co 82,170 0 .5
634,492 Nestle S.A. 73,290 0 .4
455,171 PepsiCo, Inc 82,231 0 .5
Other 171,887 0 .9
409,578 2 .3
HEALTH CARE EQUIPMENT & SERVICES
111,438 Elevance Health, Inc 57,164 0 .3
140,780 UnitedHealth Group, Inc 74,639 0 .4
Other 312,693 1 .8
444,496 2 .5
HOUSEHOLD & PERSONAL PRODUCTS
675,349 Procter & Gamble Co 102,356 0 .6
Other 126,142 0 .7
228,498 1 .3
INSURANCE 418,040 2 .4
MATERIALS
202,703 Linde plc 66,118 0 .4
Other 409,076 2 .3
475,194 2 .7
MEDIA & ENTERTAINMENT
621,301 * Walt Disney Co 53,979 0 .3
Other 278,515 1 .6
332,494 1 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
220,521 Amgen, Inc 57,918 0 .3
851,854 Bristol-Myers Squibb Co 61,291 0 .4
254,381 Danaher Corp 67,518 0 .4
255,169 Eli Lilly & Co 93,351 0 .5
745,192 Merck & Co, Inc 82,679 0 .5
405,716 Novo Nordisk AS 55,103 0 .3
Other 517,961 2 .9
935,821 5 .3
REAL ESTATE 278,468 1 .6
RETAILING
300,994 Home Depot, Inc 95,072 0 .6
294,994 Lowe's Companies, Inc 58,775 0 .4
Other 228,252 1 .2
382,099 2 .2
Shares Company
1 1
Value
(000)
% of net
assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
654,199 NVIDIA Corp $ 95,605 0 .5%
376,801 Texas Instruments, Inc 62,255 0 .4
Other 271,577 1 .5
429,437 2 .4
SOFTWARE & SERVICES
248,482 Accenture plc 66,305 0 .4
173,685 * Adobe, Inc 58,450 0 .3
411,280 International Business Machines
Corp
57,945 0 .3
264,132 Mastercard, Inc (Class A) 91,847 0 .5
1,525,906 Microsoft Corp 365,943 2 .1
Other 667,744 3 .8
1,308,234 7 .4
TECHNOLOGY HARDWARE & EQUIPMENT
1,509,873 Cisco Systems, Inc 71,930 0 .4
Other 266,522 1 .5
338,452 1 .9
TELECOMMUNICATION SERVICES
1,693,238 Verizon Communications, Inc 66,714 0 .4
Other 110,316 0 .6
177,030 1 .0
TRANSPORTATION
330,692 United Parcel Service, Inc (Class B) 57,487 0 .3
Other 265,282 1 .5
322,769 1 .8
UTILITIES
786,343 NextEra Energy, Inc 65,738 0 .4
Other 276,720 1 .5
342,458 1 .9
TOTAL COMMON STOCKS
(Cost $9,084,928) 10,224,596 57 .8
a a a a
PREFERRED STOCKS
BANKS 10,258 0 .0
INSURANCE 3,613 0 .0
REAL ESTATE 15,335 0 .1
UTILITIES 13,667 0 .1
TOTAL PREFERRED STOCKS
(Cost $88,151) 42,873 0 .2
a a a a
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $1) 1 0 .0
a a a a
Principal Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 104,404 0 .6
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
$ 170,518,000 r 4.080%, 01/03/23 170,518 1 .0
170,518 1 .0

Summary portfolio of investments
CREF Social Choice Account December 31, 2022
51
College Retirement Equities Fund 2022 Annual Report
See notes to financial statements
concluded
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
At 12/31/22, the aggregate value of securities on loan is $154,064,752.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Company
1 1
Value
(000)
% of net
assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
126,516,252 c State Street Navigator Securities
Lending Government Money Market
Portfolio 4.340% $ 126,516 0 .7%
126,516 0 .7
TOTAL SHORT-TERM
INVESTMENTS
(Cost $401,461) 401,438 2 .3
a a a a
TOTAL PORTFOLIO
(Cost $17,612,660) 17,872,411 101 .0
OTHER ASSETS & LIABILITIES, NET (177,715) ( 1 .0 )
NET ASSETS $ 17,694,696 100 .0%
* Non-income producing
c Investments made with cash collateral received from securities on loan.
h All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $170,518,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 1/15/29, valued at $173,928,368.

CREF Money Market Account December 31, 2022
Summary portfolio of investments
52
2022 Annual Report College Retirement Equities Fund
See notes to financial statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Issuer
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Farm Credit Bank (FFCB)
$ 61,400,000 0.000%, 01/13/23 $ 61,328 0 .7%
190,739,000
0.000%-0.125%,
01/12/23-05/19/23 189,127 2 .3
Federal Home Loan Bank (FHLB)
302,300,000 0.000%, 01/03/23 302,236 3 .5
253,750,000 0.000%, 01/06/23 253,619 2 .9
63,000,000 0.000%, 01/09/23 62,947 0 .7
62,850,000 0.000%, 01/11/23 62,805 0 .7
103,750,000 0.000%, 01/13/23 103,617 1 .2
123,850,000 0.000%, 01/18/23 123,619 1 .4
159,300,000 0.000%, 01/20/23 158,966 1 .8
124,000,000 0.000%, 01/24/23 123,680 1 .4
62,300,000 0.000%, 01/25/23 62,132 0 .7
111,000,000 0.000%, 02/07/23 110,522 1 .3
61,000,000 0.000%, 02/09/23 60,724 0 .7
226,600,000 0.000%, 02/10/23 225,552 2 .6
167,000,000 0.000%, 02/14/23 166,205 1 .9
82,000,000 0.000%, 02/15/23 81,568 0 .9
79,000,000 0.000%, 02/17/23 78,563 0 .9
177,000,000 0.000%, 02/22/23 175,893 2 .0
87,567,000 0.000%, 02/24/23 86,998 1 .0
79,500,000 0.000%, 02/28/23 78,941 0 .9
133,000,000 0.000%, 03/01/23 132,047 1 .5
121,000,000 0.000%, 03/03/23 120,103 1 .4
146,950,000 0.000%, 03/08/23 145,767 1 .7
114,200,000 0.000%, 03/10/23 113,248 1 .3
327,750,000 0.000%, 03/15/23 324,809 3 .7
159,700,000 0.000%, 03/20/23 158,204 1 .8
60,500,000 0.000%, 03/22/23 59,904 0 .7
125,900,000 0.000%, 03/23/23 124,648 1 .4
341,670,000 0.000%, 03/24/23 338,210 3 .9
119,380,000 0.000%, 03/29/23 118,087 1 .4
247,000,000 0.000%, 03/31/23 244,283 2 .8
49,400,000 4.480%, 04/04/23 49,400 0 .6
80,000,000 0.000%, 04/14/23 78,972 0 .9
146,440,000
0.000%-4.800%,
01/04/23-06/07/23 145,999 1 .7
Other 1,252 0 .0
4,723,975 54 .3
REPURCHASE AGREEMENT
Fixed Income Clearing Corp (FICC)
1,256,406,000 r 4.080%, 01/03/23 1,256,406 14 .4
1,256,406 14 .4
TREASURY DEBT
United States Treasury Bill
50,000,000 0.000%, 02/16/23 49,807 0 .6
54,900,000 0.000%, 02/23/23 54,649 0 .6
61,250,000 0.000%, 03/07/23 60,777 0 .7
60,700,000 0.000%, 05/02/23 59,788 0 .7
315,050,000 0.000%, 01/12/23-04/18/23 312,839 3 .6
537,860 6 .2
VARIABLE RATE SECURITIES
Federal Agricultural Mortgage Corp
(FAMC)
63,750,000
i 4.350%, 03/03/23, SOFR +
0.050% 63,750 0 .7
Federal Farm Credit Bank (FFCB)
49,547,000
i 4.350%, 02/17/23, SOFR +
0.050% 49,549 0 .6
Principal Issuer
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES—continued
$ 127,600,000
i 4.318%, 07/13/23, SOFR +
0.018% $ 127,591 1 .5%
63,100,000
i 4.340%, 08/17/23, SOFR +
0.040% 63,100 0 .7
461,528,000
i 4.308%-4.620%, 01/09/23-
04/12/24, SOFR + 0.008%-SOFR
+ 0.320% 461,537 5 .3
Federal Home Loan Bank (FHLB)
50,000,000
i 4.320%, 01/11/23, SOFR +
0.020% 50,000 0 .6
62,900,000
i 4.310%, 01/17/23, SOFR +
0.010% 62,900 0 .7
50,000,000
i 4.315%, 01/26/23, SOFR +
0.015% 50,000 0 .6
116,600,000
i 4.340%, 01/26/23, SOFR +
0.040% 116,600 1 .3
63,000,000
i 4.325%, 02/06/23, SOFR +
0.025% 63,000 0 .7
125,250,000
i 4.340%, 02/10/23, SOFR +
0.040% 125,250 1 .4
83,750,000
i 4.330%, 02/28/23, SOFR +
0.030% 83,750 1 .0
50,000,000
i 4.340%, 03/27/23, SOFR +
0.040% 50,000 0 .6
63,000,000
i 4.355%, 04/04/23, SOFR +
0.055% 63,000 0 .7
752,710,000
i 4.310%-4.390%, 01/03/23-
08/15/23, SOFR + 0.010%-SOFR
+ 0.090% 752,711 8 .7
Other 34,025 0 .4
2,216,763 25 .5
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,735,004) 8,735,004 100 .4
a a a a
TOTAL PORTFOLIO (Cost
$8,735,004) 8,735,004 100 .4
OTHER ASSETS & LIABILITIES, NET (38,932) ( 0 .4 )
NET ASSETS $ 8,696,072 100 .0%
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $1,256,406,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates 0.875%–1.375% and maturity dates 7/31/28–1/15/29, valued at $1,281,534,217.

College Retirement Equities Fund December 31, 2022
Statements of assets and liabilities
See notes to financial statements
54
2022 Annual Report College Retirement Equities Fund
(amounts in thousands, except accumulation unit value)
20.1
Stock Account
20.2
Global Equities Account
ASSETS
Portfolio investments, at value*† $ 105,805,371 $ 21,996,785
Affiliated investments, at value‡ 75,394 –
Cash#** 50,588 10,921
Cash - foreign^ 7,436 450
Dividends and interest receivable 154,999 26,875
Receivable from securities transactions 657,522 24
Due from affiliates – –
Receivable for variation margin on open futures contracts – –
Unrealized appreciation on forward foreign currency contracts – –
Other 19,649 2,786
Total assets 106,770,959 22,037,841
LIABILITIES
Investment management fees payable 1,149 303
Service agreement fees payable 2,800 185
Payable for collateral for securities loaned 1,031,670 243,310
Payable for securities transactions 661,948 11,262
Payable for delayed delivery securities 740 –
Due to affiliates 129,548 2,160
Overdraft payable – –
Written options◊ 2,763 –
Payable for variation margin on futures contracts 18,163 6,664
Payable for variation margin on centrally cleared swap contracts – –
Unrealized depreciation on forward foreign currency contracts – –
Payable for trustee compensation 15,394 1,969
Other 19,477 3,486
Total liabilities 1,883,652 269,339
NET ASSETS $ 104,887,307 $ 21,768,502
CLASS R1 (Accumulation): Net assets $ 12,179,177 $ 3,333,204
Units outstanding 19,347 14,417
Unit value $ 629 .525 $ 231 .195
CLASS R2 (Accumulation): Net assets $ 29,554,101 $ 6,748,757
Units outstanding 46,206 28,731
Unit value $ 639 .621 $ 234 .896
CLASS R3 (Accumulation): Net assets $ 53,294,679 $ 10,882,561
Units outstanding 82,903 46,096
Unit value $ 642 .854 $ 236 .083
CLASS R4 (Accumulation): Net assets $ 565,981 $ 400,224
Units outstanding 880 1,695
Unit value $ 643 .143 $ 236 .189
ANNUITY: Net assets $ 9,293,369 $ 403,756
* Includes securities loaned of $ 1,515,204 $ 260,870
† Portfolio investments; unaffiliated issuers cost $ 106,972,691 $ 20,723,114
‡ Portfolio investments; affiliated issuers cost $ 109,244 $ –
** Includes cash collateral for securities loaned of $ 25,874 $ 5,612
# Includes cash collateral for mortgage dollar rolls of $ – $ –
^ Foreign cash, cost $ 7,429 $ 451
◊ Written options premiums $ 2,185 $ –

See notes to financial statements
55
College Retirement Equities Fund 2022 Annual Report
concluded
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 25,026,501 $ 19,521,975 $ 10,823,708 $ 7,092,880 $ 17,872,411 $ 8,735,004
– – – – – –
10 – 98,582 – 63,194 7
– – 740 – 334 –
8,306 18,385 71,080 20,419 66,515 14,140
46,689 – 338,336 2,333 229,273 –
– – – – 1,891 6,944
– – 2,234 297 – –
– – 619 – – –
4,605 2,179 3,378 1,605 1,991 1,806
25,086,111 19,542,539 11,338,677 7,117,534 18,235,609 8,757,901
513 284 248 131 483 238
889 553 – 36 – –
16,839 141,108 66,459 8,816 126,516 –
87,347 – 278,814 – 82,386 59,788
– – 249,127 – 330,181 –
7,231 10,415 1,376 1,309 – –
– 144 – 190 – –
– – – – – –
– 173 – – – –
– – 520 – – –
– – 10,282 – – –
2,034 1,576 1,328 829 1,340 1,715
7 5 3 2 7 88
114,860 154,258 608,157 11,313 540,913 61,829
$ 24,971,251 $ 19,388,281 $ 10,730,520 $ 7,106,221 $ 17,694,696 $ 8,696,072
$ 4,446,562 $ 3,703,184 $ 1,669,035 $ 1,230,460 $ 2,467,463 $ 1,693,295
16,586 11,357 13,768 16,026 8,525 63,722
$ 268 .089 $ 326 .068 $ 121 .229 $ 76 .780 $ 289 .431 $ 26 .573
$ 7,908,400 $ 6,274,824 $ 3,496,392 $ 1,963,959 $ 5,752,542 $ 2,441,029
29,034 18,940 28,386 25,176 19,562 90,774
$ 272 .386 $ 331 .292 $ 123 .171 $ 78 .010 $ 294 .067 $ 26 .891
$ 12,025,455 $ 8,937,122 $ 5,246,472 $ 3,706,053 $ 8,855,710 $ 4,407,309
43,926 26,841 42,381 47,269 29,963 163,064
$ 273 .766 $ 332 .966 $ 123 .792 $ 78 .404 $ 295 .552 $ 27 .028
$ 90,238 $ 10,439 $ 69,269 $ 36,797 $ 211,890 $ 40,111
329 31 559 469 717 1,484
$ 273 .891 $ 333 .117 $ 123 .848 $ 78 .439 $ 295 .684 $ 27 .033
$ 500,596 $ 462,712 $ 249,352 $ 168,952 $ 407,091 $ 114,328
$ 16,401 $ 170,404 $ 64,342 $ 8,466 $ 154,065 $ –
$ 27,943,191 $ 8,010,125 $ 12,116,159 $ 7,606,301 $ 17,612,660 $ 8,735,004
$ – $ – $ – $ – $ – $ –
$ – $ – $ – $ – $ – $ –
$ – $ – $ 99,234 $ – $ 54,662 $ –
$ – $ – $ 927 $ – $ 335 $ –
$ – $ – $ – $ – $ – $ –

College Retirement Equities Fund For the year ended December 31, 2022
Statements of operations
See notes to financial statements
56
2022 Annual Report College Retirement Equities Fund
(amounts in thousands)
20.1
Stock Account
20.2
Global Equities Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers* $ 2,314,131 $ 468,012
Affiliated issuers* 2,106 –
Income from securities lending, net 20,406 1,538
Interest* 14,218 4,729
Other 834 187
Total income 2,351,695 474,466
EXPENSES
Investment management fees 98,749 17,879
Administrative - Class R1 35,959 9,812
Administrative - Class R2 53,012 12,002
Administrative - Class R3 83,268 15,091
Administrative - Class R4
§
22 11
Distribution fees - Class R1 13,102 3,575
Distribution fees - Class R2 16,560 3,750
Distribution fees - Class R3 24,822 4,495
Distribution fees - Class R4
§
5 3
Mortality and expense risk charges 5,732 1,178
Total expenses 331,231 67,796
Plus: Recovery of expenses previously withheld by TIAA – –
Net expenses 331,231 67,796
Net investment income (loss) 2,020,464 406,670
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Unaffiliated issuers† 2,863,192 (9,629)
Affiliated issuers (12,115) –
Written options (3,099) 860
Futures contracts (148,549) (28,033)
Forward foreign currency contracts 2,627 –
Swap contracts – –
Foreign currency transactions (41,445) (3,864)
Net realized gain (loss) on total investments 2,660,611 (40,666)
Change in unrealized appreciation (depreciation) on:
Unaffiliated issuers‡ (29,988,850) (5,592,432)
Affiliated issuers 35,273 –
Purchased options 185 –
Written options 212 –
Futures contracts (29,622) (10,519)
Forward foreign currency contracts (1,824) –
Swap contracts – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies (2,241) (504)
Net change in unrealized appreciation (depreciation) on total investments (29,986,867) (5,603,455)
Net realized and unrealized gain (loss) on total investments (27,326,256) (5,644,121)
Net increase (decrease) in net assets from operations $ (25,305,792) $ (5,237,451)
*   Net of foreign withholding taxes of unaffiliated issuers $ 122,296 $ 25,084
§   Class R4 commenced operations on September 16, 2022.
†   Includes net realized gain (loss) from securities sold to affiliates of $ 186,850 $ 163,053
‡   Includes net change in unrealized foreign capital gains taxes of $ 18,161 $ 1,390

See notes to financial statements
57
College Retirement Equities Fund 2022 Annual Report
concluded
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 228,603 $ 328,925 $ 276 $ – $ 217,275 $ –
– – – – – –
412 3,395 766 125 2,081 –
1,749 1,306 361,560 530,695 220,147 134,637
82 17 3,880 981 1,743 19
230,846 333,643 366,482 531,801 441,246 134,656
16,414 2,120 8,238 1,506 7,905 2,636
14,065 10,901 4,942 3,406 6,780 4,469
15,252 11,240 6,273 3,480 9,653 3,936
17,843 12,487 7,311 4,976 11,339 5,244
4 1 3 2 9 1
5,137 3,969 1,799 1,237 2,465 1,622
4,751 3,511 1,961 1,091 3,019 1,233
5,296 3,727 2,185 1,496 3,400 1,579
1 – 1 – 2 –
1,468 1,066 587 376 894 421
80,231 49,022 33,300 17,570 45,466 21,141
– – – – – 18,910
80,231 49,022 33,300 17,570 45,466 40,051
150,615 284,621 333,182 514,231 395,780 94,605
(234,402) 1,036,162 (580,095) (16,237) 138,926 6
– – – – – –
4,204 – – – – –
– (6,318) 41,232 32,841 – –
– – 27,465 – 826 –
– – (118) – – –
(205) – (2,238) – (1,691) –
(230,403) 1,029,844 (513,754) 16,604 138,061 6
(12,537,093) (6,173,580) (1,553,052) (1,033,508) (3,644,419) –
– – – – – –
– – – – – –
(2,703) – – – – –
– (2,310) 6,847 2,266 – –
– – (9,888) – (303) –
– – (9,563) – – –
(14) – (126) – (242) –
(12,539,810) (6,175,890) (1,565,782) (1,031,242) (3,644,964) –
(12,770,213) (5,146,046) (2,079,536) (1,014,638) (3,506,903) 6
$ (12,619,598) $ (4,861,425) $ (1,746,354) $ (500,407) $ (3,111,123) $ 94,611
$ 1,421 $ 76 $ 87 $ 4 $ 10,364 $ –
$ 35,904 $ 75,022 $ – $ – $ 18,513 $ –
$ – $ – $ 10 $ – $ – $ –

College Retirement Equities Fund For the year ended
Statements of changes in net assets
See notes to financial statements
58
2022 Annual Report College Retirement Equities Fund
20.1
Stock Account
20.2
Global Equities Account
(amounts in thousands) December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
OPERATIONS
Net investment income (loss) $ 2,020,464 $ 1,821,735 $ 406,670 $ 440,652
Net realized gain (loss) on total investments 2,660,611 21,056,532 (40,666) 2,782,573
Net change in unrealized appreciation (depreciation) on
total investments (29,986,867) 364,478 (5,603,455) 646,078
Net increase (decrease) in net assets from operations (25,305,792) 23,242,745 (5,237,451) 3,869,303
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:
Class R1
344,564 455,255 132,743 244,064
Class R2
684,175 793,161 178,194 414,131
Class R3
1,435,728 1,537,635 462,829 1,395,637
Class R4§
290,770 – 341,218 –
Net transfers between CREF Accounts:
Class R1
(356,497) (330,829) (88,747) 23,444
Class R2
(1,595,199) (665,182) (282,505) 198,427
Class R3
1,411,167 137,623 266,606 651,125
Class R4§
(9,401) – (732) –
Transfers in connection with new class:
Class R1
(11,326) – (4) –
Class R2
(177,344) – (28,613) –
Class R3
(132,179) – (63,277) –
Class R4§
320,849 – 91,894 –
Withdrawals and death benefits:
Class R1
(1,307,981) (1,633,223) (382,515) (419,084)
Class R2
(3,077,022) (3,832,963) (720,807) (786,675)
Class R3
(5,207,768) (5,977,933) (1,564,053) (1,164,173)
Class R4§
(41,226) – (27,055) –
Annuity payments: (1,548,353) (1,517,323) (52,519) (49,723)
Net increase (decrease) from participant transactions (8,977,043) (11,033,779) (1,737,343) 507,173
Net increase (decrease) in net assets (34,282,835) 12,208,966 (6,974,794) 4,376,476
NET ASSETS
Beginning of period 139,170,142 126,961,176 28,743,296 24,366,820
End of period $ 104,887,307 $ 139,170,142 $ 21,768,502 $ 28,743,296
ACCUMULATION UNITS
Units purchased:
Class R1
521 626 541 906
Class R2
1,017 1,079 718 1,533
Class R3
1,876 1,772 1,761 5,047
Class R4§
444 – 1,412 –
Units sold / transferred:
Class R1
(2,510) (2,698) (1,940) (1,462)
Class R2
(6,963) (6,105) (4,083) (2,150)
Class R3
(5,607) (7,873) (5,203) (1,841)
Class R4§
(79) – (116) –
Units transferred in connection with new
class:
Class R1
(18) – – –
Class R2
(289) – (125) –
Class R3
(210) – (275) –
Class R4§
515 – 399 –
Outstanding:
Beginning of period 160,639 173,838 97,850 95,817
End of period 149,336 160,639 90,939 97,850

See notes to financial statements
59
College Retirement Equities Fund 2022 Annual Report
continued
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond Account
December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
$ 150,615 $ 110,089 $ 284,621 $ 262,881 $ 333,182 $ 286,720 $ 514,231 $ 396,128
(230,403) 8,260,209 1,029,844 1,495,760 (513,754) 133,376 16,604 145,292
(12,539,810) (1,351,540) (6,175,890) 3,643,156 (1,565,782) (614,560) (1,031,242) (160,452)
(12,619,598) 7,018,758 (4,861,425) 5,401,797 (1,746,354) (194,464) (500,407) 380,968
174,433 248,869 169,373 199,677 86,985 128,344 173,346 165,913
182,621 254,281 212,505 227,332 128,164 204,538 135,174 165,980
369,019 474,064 244,233 316,635 293,845 352,642 353,786 389,257
24,286 – 1,781 – 12,602 – 3,060 –
(150,230) (153,956) (78,090) (61,469) (47,038) (5,189) 11,842 57,085
(511,264) (269,570) (310,041) (132,039) (210,913) (65,811) (78,869) 96,950
306,086 46,203 275,683 185,799 112,443 36,925 205,362 244,821
294 – 862 – 420 – (59) –
(991) – – – (1) – (204) –
(37,916) – (1,998) – (9,737) – (18,434) –
(45,435) – (8,480) – (53,228) – (18,009) –
84,342 – 10,478 – 62,966 – 36,647 –
(504,855) (710,164) (392,764) (467,843) (245,947) (308,592) (171,038) (163,608)
(806,835) (1,128,577) (633,960) (782,911) (471,254) (601,847) (284,996) (290,071)
(1,248,866) (1,576,674) (855,126) (974,371) (768,246) (917,058) (542,532) (434,425)
(15,380) – (2,604) – (6,608) – (2,612) –
(72,324) (70,542) (62,130) (57,953) (29,976) (32,280) (20,101) (20,118)
(2,253,015) (2,886,066) (1,430,278) (1,547,143) (1,145,523) (1,208,328) (217,637) 211,784
(14,872,613) 4,132,692 (6,291,703) 3,854,654 (2,891,877) (1,402,792) (718,044) 592,752
39,843,864 35,711,172 25,679,984 21,825,330 13,622,397 15,025,189 7,824,265 7,231,513
$ 24,971,251 $ 39,843,864 $ 19,388,281 $ 25,679,984 $ 10,730,520 $ 13,622,397 $ 7,106,221 $ 7,824,265
575 685 489 549 681 917 2,182 2,072
608 693 593 622 989 1,442 1,659 2,045
1,094 1,172 645 778 2,167 2,309 4,263 4,646
85 – 5 – 102 – 39 –
(2,139) (2,352) (1,349) (1,428) (2,313) (2,244) (2,015) (1,331)
(4,258) (3,794) (2,659) (2,474) (5,290) (4,709) (4,523) (2,392)
(3,014) (4,136) (1,633) (2,095) (5,053) (6,178) (4,195) (2,370)
(53) – (5) – (51) – (34) –
(4) – – – – – (3) –
(135) – (6) – (79) – (237) –
(159) – (25) – (429) – (226) –
297 – 31 – 508 – 464 –
96,978 104,710 61,084 65,132 93,862 102,325 91,566 88,896
89,875 96,978 57,170 61,084 85,094 93,862 88,940 91,566

Statements of changes in net assets
College Retirement Equities Fund For the year ended
See notes to financial statements
60
2022 Annual Report College Retirement Equities Fund
concluded
20.7
Social Choice Account
20.8
Money Market Account
(amounts in thousands) December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
OPERATIONS
Net investment income (loss) $ 395,780 $ 325,728 $ 94,605 $ –
Net realized gain (loss) on total investments 138,061 1,402,116 6 12
Net change in unrealized appreciation (depreciation) on
total investments (3,644,964) 466,434 – –
Net increase (decrease) in net assets from operations (3,111,123) 2,194,278 94,611 12
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:
Class R1
264,548 165,207 598,903 604,893
Class R2
615,670 450,311 574,619 462,476
Class R3
1,103,803 783,231 1,194,591 983,239
Class R4§
35,470 – 23,512 –
Net transfers between CREF Accounts:
Class R1
48,205 7,611 9,002 (114,678)
Class R2
2,477 121,334 (45,940) (139,487)
Class R3
722,716 353,969 385,895 (223,277)
Class R4§
7,375 – (895) –
Transfers in connection with new class:
Class R1
(1,259) – (251) –
Class R2
(73,274) – (23,130) –
Class R3
(99,159) – (32) –
Class R4§
173,692 – 23,413 –
Withdrawals and death benefits:
Class R1
(236,973) (253,417) (588,384) (831,769)
Class R2
(588,169) (585,245) (602,969) (1,018,259)
Class R3
(863,848) (834,999) (1,282,829) (1,951,449)
Class R4§
(8,919) – (6,174) –
Annuity payments: (48,070) (45,814) (13,126) (13,585)
Net increase (decrease) from participant transactions 1,054,285 162,188 246,205 (2,241,896)
Net increase (decrease) in net assets (2,056,838) 2,356,466 340,816 (2,241,884)
NET ASSETS
Beginning of period 19,751,534 17,395,068 8,355,256 10,597,140
End of period $ 17,694,696 $ 19,751,534 $ 8,696,072 $ 8,355,256
ACCUMULATION UNITS
Units purchased:
Class R1
876 507 22,673 22,962
Class R2
2,012 1,360 21,533 17,382
Class R3
3,487 2,232 44,056 36,366
Class R4§
120 – 873 –
Units sold / transferred:
Class R1
(629) (747) (21,937) (35,927)
Class R2
(1,928) (1,404) (24,330) (43,515)
Class R3
(472) (1,475) (33,279) (81,213)
Class R4§
(3) – (262) –
Units transferred in connection with new
class:
Class R1
(4) – (10) –
Class R2
(256) – (866) –
Class R3
(341) – (1) –
Class R4§
600 – 873 –
Outstanding:
Beginning of period 55,304 54,831 309,720 393,665
End of period 58,766 55,304 319,043 309,720
§ Class R4 commenced operations on September 16, 2022.

College Retirement Equities Fund
Financial highlights
See notes to financial statements
62
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.1
STOCK ACCOUNT
Class R1 : 12/31/22 $ 13 .580 $ 3 .012 $ 10 .568 $ ( 154 .604 ) $ ( 144 .036 ) $ 773 .561 $ 629 .525
12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
12/31/20 9 .890 2 .810 7 .080 90 .652 97 .732 554 .098 651 .830
12/31/19 11 .125 2 .749 8 .376 109 .873 118 .249 435 .849 554 .098
12/31/18 10 .238 2 .573 7 .665 ( 55 .323 ) ( 47 .658 ) 483 .507 435 .849
Class R2 : 12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
12/31/20 10 .005 1 .916 8 .089 91 .852 99 .941 560 .315 660 .256
12/31/19 11 .240 1 .772 9 .468 110 .979 120 .447 439 .868 560 .315
12/31/18 10 .327 1 .687 8 .640 ( 55 .847 ) ( 47 .207 ) 487 .075 439 .868
Class R3 : 12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
12/31/20 10 .044 1 .598 8 .446 92 .234 100 .680 562 .248 662 .928
12/31/19 11 .279 1 .507 9 .772 111 .324 121 .096 441 .152 562 .248
12/31/18 10 .352 1 .485 8 .867 ( 56 .010 ) ( 47 .143 ) 488 .295 441 .152
Class R4 : 12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
63
College Retirement Equities Fund 2022 Annual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 18 .62 ) % 0 .45% 1 .60% 41% 19   $ 12,179
18 .67 0 .43 1 .17 50 21 16,519
17 .64 0 .52 1 .31 69 23 15,270
27 .13 0 .55 1 .67 60 26 14,577
( 9 .86 ) 0 .53 1 .57 55 29 12,655
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
17 .84 0 .35 1 .47 69 57 37,943
27 .38 0 .35 1 .86 60 63 35,441
( 9 .69 ) 0 .34 1 .75 55 70 30,866
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
17 .91 0 .29 1 .53 69 93 61,616
27 .45 0 .30 1 .92 60 103 57,944
( 9 .65 ) 0 .30 1 .79 55 114 50,309
2 .01
c
0 .11
d
1 .68
d
41 1 566

Financial highlights
College Retirement Equities Fund
See notes to financial statements
64
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.2
GLOBAL EQUITIES ACCOUNT
Class R1 : 12/31/22 $ 4 .897 $ 1 .080 $ 3 .817 $ ( 56 .831 ) $ ( 53 .014 ) $ 284 .209 $ 231 .195
12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
12/31/20 3 .467 1 .009 2 .458 42 .730 45 .188 201 .059 246 .247
12/31/19 4 .042 0 .913 3 .129 40 .803 43 .932 157 .127 201 .059
12/31/18 3 .712 0 .948 2 .764 ( 25 .325 ) ( 22 .561 ) 179 .688 157 .127
Class R2 : 12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
12/31/20 3 .505 0 .678 2 .827 43 .288 46 .115 203 .309 249 .424
12/31/19 4 .081 0 .560 3 .521 41 .217 44 .738 158 .571 203 .309
12/31/18 3 .746 0 .624 3 .122 ( 25 .558 ) ( 22 .436 ) 181 .007 158 .571
Class R3 : 12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
12/31/20 3 .517 0 .561 2 .956 43 .466 46 .422 204 .012 250 .434
12/31/19 4 .095 0 .465 3 .630 41 .347 44 .977 159 .035 204 .012
12/31/18 3 .747 0 .547 3 .200 ( 25 .626 ) ( 22 .426 ) 181 .461 159 .035
Class R4 : 12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
65
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 18 .65 ) % 0 .44% 1 .57% 36% 14   $ 3,333
15 .42 0 .41 1 .46 46 16 4,495
22 .48 0 .50 1 .23 63 16 4,032
27 .96 0 .50 1 .73 67 18 3,682
( 12 .56 ) 0 .53 1 .54 77 20 3,154
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
22 .68 0 .33 1 .39 63 33 8,190
28 .21 0 .31 1 .92 67 35 7,150
( 12 .40 ) 0 .35 1 .73 77 38 6,104
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
22 .75 0 .27 1 .45 63 47 11,672
28 .28 0 .25 1 .98 67 49 10,088
( 12 .36 ) 0 .30 1 .77 77 54 8,621
2 .52
c
0 .10
d
1 .48
d
36 2 400

Financial highlights
College Retirement Equities Fund
See notes to financial statements
66
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.3
GROWTH ACCOUNT
Class R1 : 12/31/22 $ 2 .391 $ 1 .293 $ 1 .098 $ ( 130 .033 ) $ ( 128 .935 ) $ 397 .024 $ 268 .089
12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
12/31/20 1 .972 1 .242 0 .730 94 .391 95 .121 235 .215 330 .336
12/31/19 1 .988 1 .026 0 .962 55 .151 56 .113 179 .102 235 .215
12/31/18 2 .166 0 .914 1 .252 ( 6 .193 ) ( 4 .941 ) 184 .043 179 .102
Class R2 : 12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
12/31/20 1 .995 0 .800 1 .195 95 .559 96 .754 237 .849 334 .603
12/31/19 2 .007 0 .609 1 .398 55 .701 57 .099 180 .750 237 .849
12/31/18 2 .186 0 .555 1 .631 ( 6 .277 ) ( 4 .646 ) 185 .396 180 .750
Class R3 : 12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
12/31/20 2 .003 0 .644 1 .359 95 .929 97 .288 238 .674 335 .962
12/31/19 2 .016 0 .496 1 .520 55 .873 57 .393 181 .281 238 .674
12/31/18 2 .193 0 .471 1 .722 ( 6 .301 ) ( 4 .579 ) 185 .860 181 .281
Class R4 : 12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
67
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 32 .48 ) % 0 .42% 0 .36% 41% 17   $ 4,447
20 .19 0 .38 0 .14 67 18 7,208
40 .44 0 .47 0 .27 82 20 6,548
31 .33 0 .48 0 .45 85 22 5,184
( 2 .69 ) 0 .46 0 .63 62 24 4,311
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
40 .68 0 .30 0 .44 82 36 12,019
31 .59 0 .28 0 .65 85 39 9,335
( 2 .51 ) 0 .28 0 .82 62 43 7,850
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
40 .76 0 .24 0 .50 82 49 16,452
31 .66 0 .23 0 .70 85 54 12,898
( 2 .46 ) 0 .24 0 .86 62 59 10,665
( 4 .02 )
c
0 .08
d
0 .89
d
41 0 90

Financial highlights
College Retirement Equities Fund
See notes to financial statements
68
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.4
EQUITY INDEX ACCOUNT
Class R1 : 12/31/22 $ 5 .440 $ 1 .317 $ 4 .123 $ ( 82 .686 ) $ ( 78 .563 ) $ 404 .631 $ 326 .068
12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
12/31/20 4 .683 1 .182 3 .501 51 .129 54 .630 268 .398 323 .028
12/31/19 4 .780 1 .100 3 .680 58 .895 62 .575 205 .823 268 .398
12/31/18 4 .426 0 .992 3 .434 ( 15 .616 ) ( 12 .182 ) 218 .005 205 .823
Class R2 : 12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
12/31/20 4 .739 0 .737 4 .002 51 .792 55 .794 271 .404 327 .198
12/31/19 4 .832 0 .630 4 .202 59 .485 63 .687 207 .717 271 .404
12/31/18 4 .465 0 .581 3 .884 ( 15 .774 ) ( 11 .890 ) 219 .607 207 .717
Class R3 : 12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
12/31/20 4 .757 0 .578 4 .179 52 .002 56 .181 272 .341 328 .522
12/31/19 4 .851 0 .502 4 .349 59 .668 64 .017 208 .324 272 .341
12/31/18 4 .479 0 .486 3 .993 ( 15 .823 ) ( 11 .830 ) 220 .154 208 .324
Class R4 : 12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
69
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 19 .42 ) % 0 .38% 1 .19% 2% 11   $ 3,703
25 .26 0 .36 0 .95 4 12 4,943
20 .35 0 .44 1 .30 3 13 4,230
30 .40 0 .46 1 .53 2 15 3,954
( 5 .59 ) 0 .44 1 .52 3 16 3,308
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
20 .56 0 .27 1 .47 3 23 7,481
30 .66 0 .26 1 .73 2 25 6,889
( 5 .41 ) 0 .26 1 .71 3 28 5,728
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
20 .63 0 .21 1 .53 3 29 9,584
30 .73 0 .21 1 .78 2 33 8,965
( 5 .37 ) 0 .21 1 .75 3 36 7,418
( 0 .77 )
c
0 .04
d
1 .71
d
2 0 10

Financial highlights
College Retirement Equities Fund
See notes to financial statements
70
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.5
CORE BOND ACCOUNT
Class R1 : 12/31/22 $ 3 .950 $ 0 .557 $ 3 .393 $ ( 22 .022 ) $ ( 18 .629 ) $ 139 .858 $ 121 .229
12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
12/31/20 3 .696 0 .655 3 .041 7 .068 10 .109 131 .777 141 .886
12/31/19 4 .029 0 .634 3 .395 7 .214 10 .609 121 .168 131 .777
12/31/18 3 .829 0 .620 3 .209 ( 3 .713 ) ( 0 .504 ) 121 .672 121 .168
Class R2 : 12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
12/31/20 3 .741 0 .427 3 .314 7 .152 10 .466 133 .253 143 .719
12/31/19 4 .070 0 .385 3 .685 7 .286 10 .971 122 .282 133 .253
12/31/18 3 .861 0 .402 3 .459 ( 3 .741 ) ( 0 .282 ) 122 .564 122 .282
Class R3 : 12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
12/31/20 3 .756 0 .346 3 .410 7 .176 10 .586 133 .712 144 .298
12/31/19 4 .083 0 .317 3 .766 7 .308 11 .074 122 .638 133 .712
12/31/18 3 .872 0 .352 3 .520 ( 3 .753 ) ( 0 .233 ) 122 .871 122 .638
Class R4 : 12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
71
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio turnover rate
excluding mortgage
dollar rolls
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 13 .32 ) % 0 .44% 2 .68% 176% 105% 14   $ 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154
7 .67 0 .48 2 .21 135 84 17 2,373
8 .75 0 .50 2 .66 85 79 17 2,220
( 0 .41 ) 0 .52 2 .68 106 91 17 2,048
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .85 0 .31 2 .38 135 84 36 5,179
8 .97 0 .30 2 .86 85 79 36 4,862
( 0 .23 ) 0 .33 2 .87 106 91 37 4,567
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .92 0 .25 2 .44 135 84 50 7,152
9 .03 0 .25 2 .91 85 79 51 6,817
( 0 .19 ) 0 .29 2 .91 106 91 52 6,329
( 0 .91 )
c
0 .09
d
3 .68
d
176 105 1 69

Financial highlights
College Retirement Equities Fund
See notes to financial statements
72
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.6
INFLATION-LINKED BOND ACCOUNT
Class R1 : 12/31/22 $ 5 .586 $ 0 .308 $ 5 .278 $ ( 10 .647 ) $ ( 5 .369 ) $ 82 .149 $ 76 .780
12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
12/31/20 1 .271 0 .338 0 .933 4 .714 5 .647 72 .542 78 .189
12/31/19 1 .660 0 .329 1 .331 2 .944 4 .275 68 .267 72 .542
12/31/18 2 .105 0 .307 1 .798 ( 2 .292 ) ( 0 .494 ) 68 .761 68 .267
Class R2 : 12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
12/31/20 1 .270 0 .213 1 .057 4 .787 5 .844 73 .353 79 .197
12/31/19 1 .686 0 .190 1 .496 2 .962 4 .458 68 .895 73 .353
12/31/18 2 .122 0 .182 1 .940 ( 2 .310 ) ( 0 .370 ) 69 .265 68 .895
Class R3 : 12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
12/31/20 1 .274 0 .168 1 .106 4 .805 5 .911 73 .606 79 .517
12/31/19 1 .694 0 .153 1 .541 2 .970 4 .511 69 .095 73 .606
12/31/18 2 .125 0 .154 1 .971 ( 2 .313 ) ( 0 .342 ) 69 .437 69 .095
Class R4 : 12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
73
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 6 .53 ) % 0 .39% 6 .67% 16% 16   $ 1,230
5 .06 0 .37 5 .14 24 16 1,303
7 .78 0 .45 1 .24 25 15 1,182
6 .27 0 .46 1 .88 26 14 1,042
( 0 .72 ) 0 .45 2 .63 21 14 964
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .96 0 .28 1 .39 25 29 2,267
6 .48 0 .27 2 .09 26 29 2,099
( 0 .53 ) 0 .26 2 .82 21 29 2,028
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
8 .03 0 .22 1 .44 25 45 3,590
6 .53 0 .21 2 .14 26 45 3,308
( 0 .49 ) 0 .22 2 .86 21 46 3,171
( 1 .41 )
c
0 .05
d
2 .51
d
16 0 37

Financial highlights
College Retirement Equities Fund
See notes to financial statements
74
2022 Annual Report College Retirement Equities Fund
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.7
SOCIAL CHOICE ACCOUNT
Class R1 : 12/31/22 $ 7 .407 $ 1 .242 $ 6 .165 $ ( 59 .835 ) $ ( 53 .670 ) $ 343 .101 $ 289 .431
12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
12/31/20 6 .129 1 .279 4 .850 30 .887 35 .737 269 .468 305 .205
12/31/19 6 .789 1 .210 5 .579 40 .254 45 .833 223 .635 269 .468
12/31/18 6 .291 1 .102 5 .189 ( 15 .749 ) ( 10 .560 ) 234 .195 223 .635
Class R2 : 12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
12/31/20 6 .195 0 .832 5 .363 31 .296 36 .659 272 .485 309 .144
12/31/19 6 .857 0 .724 6 .133 40 .661 46 .794 225 .691 272 .485
12/31/18 6 .344 0 .673 5 .671 ( 15 .895 ) ( 10 .224 ) 235 .915 225 .691
Class R3 : 12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
12/31/20 6 .218 0 .672 5 .546 31 .423 36 .969 273 .423 310 .392
12/31/19 6 .879 0 .592 6 .287 40 .787 47 .074 226 .349 273 .423
12/31/18 6 .361 0 .576 5 .785 ( 15 .940 ) ( 10 .155 ) 236 .504 226 .349
Class R4 : 12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
75
College Retirement Equities Fund 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio turnover rate
excluding mortgage
dollar rolls
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
( 15 .64 ) % 0 .41% 2 .05% 88% 61% 9   $ 2,467
12 .42 0 .40 1 .59 118 57 8 2,841
13 .26 0 .47 1 .79 100 73 9 2,601
20 .50 0 .49 2 .24 52 51 9 2,416
( 4 .51 ) 0 .47 2 .21 52 47 9 2,104
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
13 .45 0 .30 1 .96 100 73 20 6,114
20 .73 0 .29 2 .43 52 51 19 5,275
( 4 .33 ) 0 .28 2 .39 52 47 20 4,476
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
13 .52 0 .24 2 .01 100 73 27 8,235
20 .80 0 .23 2 .49 52 51 26 7,064
( 4 .29 ) 0 .24 2 .43 52 47 26 5,931
1 .67
c
0 .07
d
2 .53
d
88 61 1 212

Financial highlights
College Retirement Equities Fund
See notes to financial statements
76
2022 Annual Report College Retirement Equities Fund
0
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
20.8
MONEY MARKET ACCOUNT
Class R1 : 12/31/22 $ 0 .418 $ 0 .189 $ 0 .229 $ 0 .001 $ 0 .230 $ 26 .343 $ 26 .573
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
12/31/20 0 .143 0 .075 0 .068 0 .006 0 .074 26 .269 26 .343
12/31/19 0 .577 0 .175 0 .402 0 .001 0 .403 25 .866 26 .269
12/31/18 0 .474 0 .206 0 .268 0 .002 0 .270 25 .596 25 .866
Class R2 : 12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
12/31/20 0 .141 0 .058 0 .083 0 .011 0 .094 26 .512 26 .606
12/31/19 0 .582 0 .071 0 .511 0 .001 0 .512 26 .000 26 .512
12/31/18 0 .476 0 .138 0 .338 0 .000 0 .338 25 .662 26 .000
Class R3 : 12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
12/31/20 0 .142 0 .051 0 .091 0 .011 0 .102 26 .596 26 .698
12/31/19 0 .583 0 .057 0 .526 0 .001 0 .527 26 .069 26 .596
12/31/18 0 .477 0 .103 0 .374 0 .000 0 .374 25 .695 26 .069
Class R4 : 12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
^
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
The percentages shown for this period are not annualized.
d
The percentages shown for this period are annualized.
i
Does not include annuity net assets.

See notes to financial statements
77
College Retirement Equities Fund 2022 Annual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses
Expenses
net of TIAA
withholding
Net
investment
income (loss)
Accumulation units
outstanding end of
period (in millions)
Accumulation
fund net
assets (in millions)
i
0 .87% 0 .40% 0 .72% ^ 0 .87% 64   $ 1,693
0.00 0 .38 0 .07 0 .00 63 1,660
0 .28 0 .45 0 .28 0 .26 76 2,001
1 .56 0 .47 0 .67 1 .54 74 1,936
1 .05 0 .45 0 .80 1 .04 72 1,866
1 .07 0 .25 0 .51 ^ 1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
0 .35 0 .28 0 .22 0 .31 121 3,208
1 .97 0 .27 0 .27 1 .94 111 2,954
1 .32 0 .27 0 .53 1 .31 114 2,970
1 .24 0 .20 0 .36 ^ 1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
0 .38 0 .22 0 .19 0 .34 197 5,263
2 .02 0 .22 0 .22 2 .00 189 5,017
1 .46 0 .23 0 .40 1 .45 189 4,927
0 .90
c
0 .06
d
0 .16 ^
d
3 .43
d
1 40

College Retirement Equities Fund
78
2022 Annual Report College Retirement Equities Fund
Notes to financial statements
Note 1—organization
The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company
Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios:
the Stock, Global Equities, Growth, Equity Index, Core Bond, Inflation-Linked Bond, Social Choice and Money Market Accounts
(individually referred to as the “Account” or collectively referred to as the “Accounts”). Effective April 29, 2022, the Bond Market
Account changed its name to Core Bond Account.
On September 16, 2022, each Account commenced operations on a new share class, Class R4, in addition to the existing share classes, Class R1, Class R2 and Class R3. Eligibility for Class R4 requires that an institution utilizes Retirement Choice or
Retirement Choice Plus contracts and also has entered into a recordkeeping services agreement with Teachers Insurance and Annuity
Association of America (“TIAA”). Any decisions to adopt Class R4 were undertaken by eligible plans and resulted in the automatic conversions of participants’ Class R1, R2 or R3 balances to Class R4 holdings of an equal dollar amount. These transfers have been reflected as such on the Statements of changes in net assets. Each class differs by the allocation of class-specific expenses.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions.
The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Foreign currency transactions and translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

79
College Retirement Equities Fund 2022 Annual Report
continued
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) on total investments of investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the
Statements of operations, when applicable.
Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.
Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.
Indemnification:  In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Account expect the risk of loss due to these warranties and indemnities to be unlikely.
New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Account may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Accounts’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Accounts’ financial statements and various filings.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Accounts' financial statements.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Accounts adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Accounts.

Notes to financial statements
80
2022 Annual Report College Retirement Equities Fund
continued
Note 3—valuation of investments
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by TIAA-CREF
Investment Management, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level
2.
The Money Market  Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the
Board, and are classified as Level 2.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

81
College Retirement Equities Fund 2022 Annual Report
continued
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of December 31, 2022, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Corporate bonds $— $54 $— $54
Common stocks 71,123,678 32,678,881 4,743 103,807,302
Rights/Warrants 22 1,173 43 1,238
Short-term investments — 2,071,061 — 2,071,061
Purchased options 1,110 — — 1,110
Written options* (2,763) — — (2,763)
Futures contracts* (18,171) — — (18,171)
Total $71,103,876 $34,751,169 $4,786 $105,859,831
Global Equities
Corporate bonds $— $14 $— $14
Common stocks 14,233,900 7,155,322 129 21,389,351
Rights/Warrants 11 23 — 34
Short-term investments — 607,386 — 607,386
Futures contracts* (6,667) — — (6,667)
Total $14,227,244 $7,762,745 $129 $21,990,118
Growth
Common stocks $24,416,700 $461,428 $— $24,878,128
Short-term investments 16,839 131,534 — 148,373
Total $24,433,539 $592,962 $— $25,026,501
Equity Index
Common stocks $19,256,541 $— $183 $19,256,724
Short-term investments 141,108 124,143 — 265,251
Futures contracts* (174) — — (174)
Total $19,397,475 $124,143 $183 $19,521,801
Core Bond
Bank loan obligations $— $50,939 $116 $51,055
Corporate bonds — 3,590,745 1,586 3,592,331
Government bonds — 4,867,207 3,187 4,870,394
Structured assets — 1,935,641 330 1,935,971
Preferred stocks 8,920 — — 8,920
Short-term investments 66,459 298,578 — 365,037
Futures contracts* 2,228 — — 2,228
Forward foreign currency contracts* — (9,663) — (9,663)
Credit default swap contracts* — (9,588) — (9,588)
Total $77,607 $10,723,859 $5,219 $10,806,685
Inflation-Linked Bond
Bank loan obligations $— $35,760 $— $35,760
Corporate bonds — 166,849 — 166,849
Government bonds — 6,666,016 — 6,666,016
Structured assets — 202,431 2,528 204,959
Short-term investments 8,816 10,480 — 19,296
Futures contracts* 296 — — 296
Total $9,112 $7,081,536 $2,528 $7,093,176

Notes to financial statements
82
2022 Annual Report College Retirement Equities Fund
continued
Note 4—investments
Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of December 31, 2022, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an
Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of December 31, 2022, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Social Choice
Bank loan obligations $— $26,193 $— $26,193
Corporate bonds — 2,157,327 — 2,157,327
Government bonds — 4,277,748 1,220 4,278,968
Structured assets — 739,264 1,751 741,015
Common stocks 7,397,945 2,826,640 11 10,224,596
Preferred stocks 42,873 — — 42,873
Rights/Warrants — — 1 1
Short-term investments 126,516 274,922 — 401,438
Total $7,567,334 $10,302,094 $2,983 $17,872,411
Money Market
Short-term investments $ — $ 8,735,004 $ — $ 8,735,004
Total $— $8,735,004 $— $8,735,004
* Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

83
College Retirement Equities Fund 2022 Annual Report
continued
Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments.
Treasury inflation-protected securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.
Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended
December 31, 2022 were as follows (dollar amounts are in thousands):
Note 5—derivative investments
Each Account (other than the Money Market Account) is authorized to invest in certain derivative instruments. As defined by U.S.
GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate value of securities on loan
Account
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
20.1
Stock $ 1,515,204 $ — $ 1,031,670 $ 577,264 $ 1,608,934
20.2
Global Equities 260,870 — 243,310 33,105 276,415
20.3
Growth 16,401 — 16,839 — 16,839
20.4
Equity Index 170,404 — 141,108 35,345 176,453
20.5
Core Bond 505 63,837 66,459 272 66,731
20.6
Inflation-Linked Bond — 8,466 8,816 — 8,816
20.7
Social Choice 93,922 60,143 126,516 34,554 161,070
*May include cash and investment of cash collateral.
Account
Non-U.S.
government
purchases
U.S.
government
purchases
Non-U.S.
government
sales
U.S.
government
sales
20.1
Stock $ 46,645,158 $ 117,002 $ 53,245,380 $ 117,300
20.2
Global Equities 8,372,662 — 9,688,536 —
20.3
Growth 12,060,963 — 13,936,788 —
20.4
Equity Index 484,228 — 1,648,487 —
20.5
Core Bond 1,807,517 18,533,369 3,337,163 17,403,913
20.6
Inflation-Linked Bond 155,577 1,079,219 38,413 1,307,591
20.7
Social Choice 4,934,535 12,236,397 4,715,986 10,858,868

Notes to financial statements
84
2022 Annual Report College Retirement Equities Fund
continued
At December 31, 2022, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):
For the year ended December 31, 2022, the effect of derivative contracts on the Accounts' Statements of operations was as follows
(dollar amounts are in thousands):
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Account
Purchased options Equity Options purchased, at
value
$ 1,110 - $ –
Written options Equity - – Options written, at value (2,763)
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(18,171)
1 1 1 1 1 1 1 1
Global Equities Account
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(6,667)
1 1 1 1 1 1 1 1
Equity Index Account
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(174)
1 1 1 1 1 1 1 1
Core Bond Account
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
2,574 Unrealized depreciation
on futures contracts
*
(346)
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
619 Unrealized depreciation
on forward contracts
(10,282)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
(9,588)
1 1 1 1 1 1 1 1
Inflation-Linked Bond Account
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
296 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary portfolio of investments. The
Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
20.1
Stock Account
Purchased option contracts Equity $ – $ 185
Written option contracts Equity (3,099) 212
Futures contracts Equity (148,549) (29,622)
Forward contracts Foreign currency exchange rate 2,627 (1,824)
20.2
Global Equities Account
Written option contracts Equity 860 –
Futures contracts Equity (28,033) (10,519)
20.3
Growth Account
Written option contracts Equity 4,204 (2,703)
20.4
Equity Index Account
Futures contracts Equity (6,318) (2,310)
20.5
Core Bond Account
Futures contracts Interest rate 41,232 6,847
Forward contracts Foreign currency exchange rate 27,465 (9,888)
Swap contracts Credit (118) (9,563)
20.6
Inflation-Linked Bond Account
Futures contracts Interest rate 32,841 2,266
20.7
Social Choice Account
Forward contracts Foreign currency exchange rate 826 (303)

85
College Retirement Equities Fund 2022 Annual Report
continued
Options:  Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Summary portfolio of investments.
When an Account writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statements of assets and liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Account enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statements of operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statements of operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statements of operations.
The market risk associated with purchasing options is limited to the premium paid. The Account, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Account may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of option contracts written and option contracts purchased outstanding during the current fiscal period ended December 31, 2022 was as follows (dollar amounts are in thousands):
Futures contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended December 31, 2022 was as follows (dollar amounts are in thousands):
Account
Average notional amount of options contracts purchased
outstanding*
20.1
Stock $ 845
20.2
Global Equities 132
Account
Average notional amount of options contracts written
outstanding*
20.1
Stock $ (2,781)
20.2
Global Equities (136)
20.3
Growth (1,183)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to financial statements
86
2022 Annual Report College Retirement Equities Fund
continued
Forward foreign currency contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the OTC markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward contracts are closed and are included on the Statement of operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar;
and that losses may exceed amounts recognized on the Statements of assets and liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended December 31, 2022 was as follows:
Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives.
The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of assets and liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of operations.
Credit default swaps can be settled either directly with the counterparty, OTC or through a central clearinghouse (“centrally cleared”).
For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of assets and liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary portfolio of investments and cash deposited for initial margin, if any, is reflected on the
Statement of assets and liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
Account Average notional amount of futures contracts outstanding*
20.1
Stock $ 828,706
20.2
Global Equities 216,328
20.4
Equity Index 79,482
20.5
Core Bond 60,327
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average notional amount of forward contracts outstanding*
20.1
Stock $ 75,201
20.5
Core Bond 187,950
20.7
Social Choice 2,544
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

87
College Retirement Equities Fund 2022 Annual Report
continued
The average notional amount of credit default swap contracts outstanding during the current fiscal period ended December 31, 2022 was as follows:
Note 6—Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Note 7—investment adviser and other transactions with affiliates
Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services
Agreement. The Adviser is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of December 31, 2022, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
Account Average notional amount of swap contracts outstanding*
20.5
Core Bond $ 282,200
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
Stock $ 107,063,764 $ 10,588,626 $ (11,790,379) $ (1,201,753)
Global Equities 20,716,447 3,252,959 (1,979,288) 1,273,671
Growth 27,943,191 1,678,386 (4,595,076) (2,916,690)
Equity Index 8,009,951 12,370,199 (858,349) 11,511,850
Core Bond 12,108,837 22,395 (1,324,549) (1,302,154)
Inflation-Linked Bond 7,606,597 22,163 (535,584) (513,421)
Social Choice 17,612,660 1,880,888 (1,621,137) 259,751

Notes to financial statements
88
2022 Annual Report College Retirement Equities Fund
continued
From May 12, 2020 to December 31, 2021, TIAA agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the Money Market Account when a class's yield was less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefited from the waiver, a portion of the amounts waived at such time as the class's daily yield would be positive and, in such event, the amount of recovery on any day will be approximately 25% of the class's yield (net of all other expenses) on that day. TIAA recovered previously waived expenses from the Account of $5,296,370 for Class R1 and $7,951 for Class R4. In October
2022, Class R3 recouped all eligible waived expenses totaling $6,970,393, and in December 2022, Class R2 recouped all eligible waived expenses totaling $6,634,799. As of December 31, 2022, the cumulative amount of expenses waived subject to recovery is $3,850,122 for Class R1. The amounts waived and recovered during the current period are disclosed on the Statements of operations.
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.
The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2022, the Accounts engaged in the following security transactions with affiliated entities Accounts’:
Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
Investment
management
fee Administrative fee Distribution fee
Account All classes Class R1 Class R2 Class R3 Class R4 Class R1 Class R2 Class R3 Class R4
20.1
Stock 0.086% 0.267% 0.159% 0.123% 0.019% 0.097% 0.050% 0.037% 0.005%
20.2
Global Equities 0.075% 0.267 0.159 0.123 0.019 0.097 0.050 0.037 0.005
20.3
Growth 0.056% 0.267 0.160 0.123 0.019 0.097 0.050 0.037 0.004
20.4
Equity Index 0.010% 0.267 0.159 0.123 0.018 0.097 0.050 0.037 0.004
20.5
Core Bond 0.070% 0.267 0.159 0.123 0.019 0.097 0.050 0.037 0.005
20.6
Inflation-Linked Bond 0.020% 0.267 0.159 0.123 0.019 0.097 0.050 0.037 0.005
20.7
Social Choice 0.044% 0.267 0.159 0.123 0.019 0.097 0.050 0.037 0.005
20.8
Money Market 0.031% 0.267 0.159 0.123 0.020 0.097 0.050 0.037 0.005
Account Purchases Sales Realized gain (loss)
Stock $ 1,516,746 $ 1,401,643 $ 186,850
Global Equities 431,870 592,943 163,053
Growth 45,374 225,512 35,904
Equity Index 12,125 90,796 75,022
Inflation-Linked Bond 5,088 – –
Social Choice 8,172 42,242 18,513
Issue
Value at
12/31/21
Purchases
cost
Sales
proceeds
Realized
gain (loss) Spin-off
Change in
unrealized
appreciation
(depreciation)
Dividend
income
Shares at
12/31/22
Value at
12/31/22
Stock Account
Common stocks
Consumer Services
Arcos Dorados Holdings, Inc $ 42,032 $ 23,573 $ 8,926 $ (5,890) – $ 22,883 $ 1,251 8,812 $ 73,672
Media & Entertainment
HUYA, Inc (ADR)*,e 30,682 1,221 3,223 (9,445) – (2,735) – 4,177 16,500 §
iClick Interactive Asia Group
Ltd (ADR)* 26,196 13 2,068 (17,662) – (4,757) – 447 1,722
Pharmaceuticals, Biotechnology & Life Sciences
Altimmune , Inc *,e 11,822 ‡ 7,251 1,625 (1,251) – 16,428 – 1,983 32,625 §
Retailing
Lojas Americanas S.A.
(Preference)* 68,436 – 6,415 (5,508) (88,184) 31,671 – – –§
Matahari Department Store
Tbk PT 45,527 1,054 45,118 27,641 – (28,217) 855 2,908 887 §
Total $224,695 $33,112 $67,375 $(12,115) $(88,184) $ 35,273 $2,106 18,327 $125,406

89
College Retirement Equities Fund 2022 Annual Report
concluded
Note 8—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2022, there were no inter-fund borrowing or lending transactions.
Note 9—line of credit
The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility.
An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis.
Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended
December 31, 2022, there were no borrowings under this credit facility by the Accounts.
* Non-income producing
§ At December 31, 2022, the issuer was not an affiliated company of the Account.
‡ At December 31, 2021, the issuer was not an affiliated company of the Account.
e Security on loan

Report of independent registered public accounting firm
90
2022 Annual Report College Retirement Equities Fund
To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth
Account, Equity Index Account, Core Bond Account (formerly Bond Market Account), Inflation-Linked Bond Account, Social
Choice Account and Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock
Account, Global Equities Account, Growth Account, Equity Index Account, Core Bond Account (formerly Bond Market Account),
Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31,
2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

91
College Retirement Equities Fund 2022 Annual Report
2022 participant meeting
(unaudited)
College Retirement Equities Fund
Trustees
On July 12, 2022, at a quadrennial meeting of College Retirement Equities Fund (CREF) participants, the following persons were elected to serve on the CREF Board of Trustees:
Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E.
Jackson, Thomas J. Kenny, James M. Poterba and Maceo K. Sloan continued in office.
Management Proposal
At that same meeting, management also introduced a proposal to approve a change of the CREF Growth Account’s classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and to eliminate the Account’s related fundamental investment restriction. There were not enough votes received from CREF Participants invested in the CREF Growth Account to achieve the required quorum of votes, and the proposal did not pass:
Participant Proposal
Also at that same meeting, there was a proposal presented by a CREF Participant, which stated: should CREF present a reorganization plan, the Trustees of CREF are requested to exert their best efforts to solicit the requests of 25 per centum of any class of its outstanding securities for, or otherwise submit a request to the Securities and Exchange Commission, “…
to render an advisory report in respect of the fairness of any such plan and its effect upon any class or classes of security holders,” as described in Section 25 of The Investment Company Act of 1940, as subsequently amended. The proposal did not pass:
The results above were certified by Computershare Fund Services, Inc., independent tabulator for CREF.
Nominee Dollars For Percent Dollars against Percent Dollars abstain Percent
Forrest Berkley 22,809,308,718.430 83.665 999,855,829.020 3.668 3,453,396,926.270 12.667
Joseph A. Boateng 22,841,515,646.890 83.783 975,129,492.590 3.577 3,445,916,334.240 12.640
Janice C. Eberly 23,184,472,221.390 85.041 960,853,796.670 3.524 3,117,235,455.660 11.434
Nancy A. Eckl 23,091,615,636.030 84.701 881,003,929.060 3.232 3,289,941,908.630 12.068
Michael A. Forrester 22,622,097,139.890 82.979 1,012,401,546.740 3.714 3,628,062,787.090 13.308
Howell E. Jackson 22,644,825,369.160 83.062 1,058,059,235.610 3.881 3,559,676,868.950 13.057
Thomas J. Kenny 22,645,169,162.400 83.063 1,000,688,821.150 3.671 3,616,703,490.170 13.266
James M. Poterba 22,789,303,288.610 83.592 964,940,996.970 3.539 3,508,317,188.140 12.869
Maceo K. Sloan 22,469,929,283.960 82.420 1,227,104,492.850 4.501 3,565,527,696.910 13.078
Dollars For Percent Dollars against Percent Dollars abstain Percent
CREF Growth Account Proposal 1,881,319,696.400 76.110 245,901,924.150 9.948 344,617,493.340 13.942
Dollars For Percent Dollars against Percent Dollars abstain Percent
CREF Participant Proposal 9,142,488,502.82 33.535 12,439,436,689.36 45.628 5,680,636,280.54 20.837

Additional account information
92
2022 Annual Report College Retirement Equities Fund
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or
September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current
copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/
public/about-tiaa/corporate governanceleadership/document-library.

Trustees and officers
(unaudited)
College Retirement Equities Fund December 31, 2022
93
College Retirement Equities Fund 2022 Annual Report
Trustees
Name, address and
year of birth (“YOB”)
Position(s) held
with CREF
Term of office
and length of
time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Four-year term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Four-year term.
Trustee since
2018.
Chief Investment Officer, Casey Family Programs
(since 2007). Director of U.S. Pension Plans, Johnson
& Johnson (2002–2006).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Four-year term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Four-year term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Four-year term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc., and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:   1967
Trustee Four-year term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Four-year term.
Trustee since
2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003-–2006) and on the faculty (since 1989) of
Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Four-year term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (2020–
present). Vice Dean (2016–2020), Von Allmen
Chaired Professor of Accountancy (2017–2020),
Associate Professor and EY Research Fellow (2012–
2017), Gatton College of Business and Economics at
the University of Kentucky.
88 Trustee and Audit Committee Member,
Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Four-year term.
Trustee since
2011. Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–
2010), Managing Director (1999–2004) and
Co-Head of Global Cash and Fixed Income Portfolio
Management Team (2002-2010), Goldman Sachs
Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.

Trustees and officers
(unaudited)
College Retirement Equities Fund December 31, 2022
94
2022 Annual Report College Retirement Equities Fund
continued
Officers
Name, address and
year of birth (“YOB”)
Position(s) held
with CREF
Term of office
and length of
time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue New
York, NY 10017-3206
YOB: 1958
Trustee Four-year term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Four-year term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present).
Vice Chair, Senior Managing Director (2020– 2021),
Chief Financial Officer, Senior Managing Director
(2005–2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
CREF
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB:   1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY
10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
President and
Chief
Executive Officer
One-year term.
President and
Chief Executive
Officer since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY
10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.

95
College Retirement Equities Fund 2022 Annual Report
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
CREF
Term of office
and length of
time served Principal occupation(s) during past 5 years
Micky Onvural
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1974
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Marketing and Communications Officer of TIAA. Executive Vice President
of CREF and TIAA Separate Account VA-1. Prior to joining TIAA, Ms. Onvural served as Chief Executive Officer for
Bonobos.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY
10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer since
2020, Principal
Accounting Officer
since 2020 and
Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Additional information about index providers
(unaudited)
96
2022 Annual Report College Retirement Equities Fund
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
TIAA website
Account performance, personal account information and
transactions, product descriptions, and information about
investment choices and income options
TIAA.org
Automated telephone service
Check account performance and accumulation balances, change
allocations, transfer funds and verify credited premiums
800-842-2252
24 hours a day, 7 days a week
National Contact Center
Retirement saving and planning, income options and payments, beneficiary services, and tax reporting
800-842-2252
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You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services
LLC. TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable
annuities are issued by College Retirement Equities Fund,
New York, NY. Each of the foregoing is solely responsible
for its own financial condition and contractual obligations.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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Item 2. Code of Conduct.

2(a)    The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    The Registrant has posted the code of conduct on its website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2021 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2021 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2021 Form N-CSR.

4(a)    Audit Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $864,522 and $798,496, respectively.

4(b)    Audit Related Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)    Tax Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $192,147, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)    All Other Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Registrant were $2,171 and $62,500, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)    Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2022 and December 31, 2021, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,010,340 and $1,067,853, respectively.

4(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5 .500% 06/03/24 $ 54
TOTAL FOOD, BEVERAGE & TOBACCO 54
TOTAL CORPORATE BONDS 54
(Cost $64)
TOTAL BONDS 54
(Cost $64)
SHARES COMPANY
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1.6%
39,000 Actron Technology Corp 207
605,273 * Adient plc 20,997
189,753 Aisin Seiki Co Ltd 5,031
198,816 * American Axle & Manufacturing Holdings, Inc 1,555
360,660 Apollo Tyres Ltd 1,410
353,274 * Aptiv plc 32,900
80,598 e ARB Corp Ltd 1,399
59,946 Asahi India Glass Ltd 378
541,056 *,e,g Aston Martin Lagonda Global Holdings plc 997
95,142,707 Astra International Tbk PT 34,817
76,986 Autoliv, Inc 5,896
44,416 Autoliv, Inc 3,397
3,111 e Autoneum Holding AG. 343
47,110 Bajaj Holdings and Investment Ltd 2,054
50,451 Balkrishna Industries Ltd 1,297
432,584 Bayerische Motoren Werke AG. 38,299
2,669 Bayerische Motoren Werke AG. (Preference) 225
23,000 Bethel Automotive Safety Systems Co Ltd 263
165,415 Bharat Forge Ltd 1,755
62,096 BorgWarner, Inc 2,499
361,357 e Bridgestone Corp 12,795
76,643 BYD Co Ltd 2,817
1,479,862 BYD Co Ltd (H shares) 36,307
17,996 *,e Canoo, Inc 22
21,375 Ceat Ltd 424
56,204 *,e Cenntro Electric Group Ltd 25
5,339 Changzhou Xingyu Automotive Lighting Systems Co Ltd 98
1,158,885 Cheng Shin Rubber Industry Co Ltd 1,275
176,000 China Motor Corp 295
131,008 Chongqing Changan Automobile Co Ltd 231
47,593 Cie Automotive S.A. 1,224
1,530,465 Cie Generale des Etablissements Michelin S.C.A 42,635
55,910 Cie Plastic Omnium SA 813
912,121 * Cofide S.p.A. 425
298,580 Continental AG. 17,800
74,800 Cub Elecparts, Inc 335
588,016 Daimler AG. (Registered) 38,453
833,486 Dana Inc 12,611
442,306 Denso Corp 21,691
323,852 e,g Dometic Group AB 2,095
1,523 Dong Ah Tire & Rubber Co Ltd 77
2,202,517 Dongfeng Motor Group Co Ltd 1,258

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
554 * Dorman Products, Inc $ 45
275,400 * Dr ING hc F Porsche AG. 27,792
1,122,500 Drb-Hicom BHD 408
144,835 Eicher Motors Ltd 5,632
72,757 ElringKlinger AG. 540
36,365 g Endurance Technologies Ltd 605
23,982 Exedy Corp 292
404,398 Exide Industries Ltd 880
44,684 *,e Faraday Future Intelligent Electric, Inc 13
163,004 Faurecia 2,467
27,286 FAW Jiefang Group Co Ltd 30
27,700 FCC Co Ltd 283
140,739 Ferrari NV 30,180
3,431 *,e Fisker, Inc 25
1,869,012 Ford Motor Co 21,737
71,578 Ford Otomotiv Sanayi AS 2,005
36,756 * Fox Factory Holding Corp 3,353
788,308 Freni Brembo SpA 8,815
571,401 Fuji Heavy Industries Ltd 8,651
80,263 Fuyao Glass Industry Group Co Ltd - A 404
1,391,762 g Fuyao Glass Industry Group Co Ltd - H 5,811
6,453,302 e Geely Automobile Holdings Ltd 9,322
734,988 General Motors Co 24,725
62,420 Gentex Corp 1,702
1,836 * Gentherm, Inc 120
448,172 g Gestamp Automocion S.A. 1,730
6,290 * Global & Yuasa Battery Co Ltd 212
60,000 Global PMX Co Ltd 290
188,875 * Goodyear Tire & Rubber Co 1,917
88,159 Great Wall Motor Co Ltd 375
6,960,246 e Great Wall Motor Co Ltd 8,966
15,900 G-Tekt Corp 173
190,100 Guangzhou Automobile Group Co Ltd 301
2,163,042 Guangzhou Automobile Group Co Ltd - H 1,449
129,448 GUD Holdings Ltd 664
48,648 * Hankook Tire Co Ltd 1,201
20,067 * Hankook Tire Worldwide Co Ltd 221
108,788 Hanon Systems 699
108,577 Harley-Davidson, Inc 4,517
71,947 Hero Honda Motors Ltd 2,377
8,658 *,e Holley, Inc 18
1,572,786 Honda Motor Co Ltd 35,874
2,997,000 Hota Industrial Manufacturing Co Ltd 6,500
79,000 Hu Lane Associate, Inc 370
153,815 Huayu Automotive Systems Co Ltd 382
586,000 e Huazhong In-Vehicle Holdings Co Ltd 186
31,600 Huizhou Desay Sv Automotive Co Ltd 478
67,804 Hyundai Mobis 10,755
148,663 Hyundai Motor Co 17,792
25,831 Hyundai Motor Co Ltd (2nd Preference) 1,512
15,771 Hyundai Motor Co Ltd (Preference) 924
15,213 * Hyundai Wia Corp 596
12,547 * Iljin Hysolus Co ltd 297
462,000 e Intron Technology Holdings Ltd 240
367,751 Isuzu Motors Ltd 4,263
67,689 JK Tyre & Industries Ltd 150
387,842 Johnson Electric Holdings Ltd 488
204,700 JTEKT Corp 1,425
14,596 Kayaba Industry Co Ltd 374
587,000 Kenda Rubber Industrial Co Ltd 578
332,017 * Kia Motors Corp 15,622

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
887,974 * Koito Manufacturing Co Ltd $ 13,238
64,530 Kordsa Teknik Tekstil AS. 335
76,438 * Kumho Tire Co, Inc 168
519 LCI Industries, Inc 48
15,718 Lear Corp 1,949
1,233,300 *,e Li Auto, Inc 11,924
45,129 Linamar Corp 2,043
70,624 *,e Lordstown Motors Corp 80
469,611 *,e Lucid Group, Inc 3,207
73,625 *,e Luminar Technologies, Inc 364
318,031 Magna International, Inc 17,865
3,509 Maharashtra Scooters Ltd 195
2,190,209 Mahindra & Mahindra Ltd 32,973
115,630 Mahindra CIE Automotive Ltd 480
22,700 Mahle-Metal Leve S.A. Industria e Comercio 132
31,921 * Mando Corp 1,019
62,774 Martinrea International, Inc 522
135,402 Maruti Suzuki India Ltd 13,698
357,897 Mazda Motor Corp 2,683
10,480 MGI Coutier 195
81,462 Minda Corp Ltd 201
188,050 Minda Industries Ltd 1,183
2,007,426 Minth Group Ltd 5,418
694,100 * Mitsubishi Motors Corp 2,636
306,065 * Modine Manufacturing Co 6,078
1,450,791 Motherson Sumi Systems Ltd 1,299
1,914,162 Motherson Sumi Wiring India Lt 1,351
5,528 * Motorcar Parts of America, Inc 66
1,247 MRF Ltd 1,333
41,638 e Musashi Seimitsu Industry Co Ltd 490
25,649 * Myoung Shin Industrial Co Ltd 293
395,000 * Nan Kang Rubber Tire Co Ltd 429
2,213,098 *,g Nemak SAB de C.V. 631
18,798 * Nexen Tire Corp 91
590,000 e Nexteer Automotive Group Ltd 385
553,200 NGK Spark Plug Co Ltd 10,139
192,215 NHK Spring Co Ltd 1,222
82,412 Nifco, Inc 1,922
18,811 Ningbo Joyson Electronic Corp 38
48,478 Ningbo Tuopu Group Co Ltd 408
1,436,872 * NIO, Inc (ADR) 14,009
52,453 Nippon Seiki Co Ltd 312
1,459,643 * Nissan Motor Co Ltd 4,568
131,610 Nissan Shatai Co Ltd 821
93,988 NOK Corp 827
130,844 e Nokian Renkaat Oyj 1,343
31,600 Pacific Industrial Co Ltd 239
92,206 Patrick Industries, Inc 5,588
333,609 Piaggio & C S.p.A. 1,001
26,894 Piolax Inc 345
346,105 g Pirelli & C S.p.A 1,484
491,180 Porsche AG. 26,787
210,500 Prinx Chengshan Cayman Holding Ltd 164
66,760 PWR Holdings Ltd 487
66,382 *,e QuantumScape Corp 376
334,654 * Renault S.A. 11,167
419,461 *,e Rivian Automotive, Inc 7,731
8,825 S&T Daewoo Co Ltd 293
366,723 SAIC Motor Corp Ltd 759
217,700 Sailun Group Co Ltd 313
24,460 g Sansera Engineering Ltd 220

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
424,000 Sanyang Industry Co Ltd $ 466
133,811 Schaeffler AG. 904
19,605 Shandong Linglong Tyre Co Ltd 58
13,800 Shenzhen Kedali Industry Co Ltd 235
82,600 Shoei Co Ltd 3,193
12,620 * SL Corp 231
24,229 *,e Solid Power, Inc 62
1,121,900 Sri Trang Agro-Industry PCL (Foreign) 683
6,260 Standard Motor Products, Inc 218
132,800 Stanley Electric Co Ltd 2,512
180,568 Stellantis NV 2,566
132,006 * Stoneridge, Inc 2,846
450,640 Sumitomo Electric Industries Ltd 5,092
41,417 Sumitomo Riko Co Ltd 189
170,500 e Sumitomo Rubber Industries, Inc 1,482
4,973 Sundaram-Clayton Ltd 301
115,348 Sundram Fasteners Ltd 1,353
67,753 Suprajit Engineering Ltd 270
232,258 Suzuki Motor Corp 7,439
1,783,155 * Tata Motors Ltd 8,350
3,631,434 *,n Tesla, Inc 447,320
99,062 e Thor Industries, Inc 7,478
305,375 g TI Fluid Systems plc 493
642,000 e Tianneng Power International Ltd 676
58,447 Tokai Rika Co Ltd 621
312,000 Tong Yang Industry Co Ltd 435
26,068 Topre Corp 223
579,725 e Toyo Tire & Rubber Co Ltd 6,525
62,700 Toyoda Gosei Co Ltd 967
71,695 Toyota Boshoku Corp 952
19,346,164 * Toyota Motor Corp 263,931
8,542 e Trigano S.A. 1,166
85,300 TS Tech Co Ltd 976
114,317 Tube Investments of India Ltd 3,834
53,000 Tung Thih Electronic Co Ltd 234
80,300 Tupy S.A. 415
500,317 TVS Motor Co Ltd 6,552
359,500 UMW Holdings BHD 283
1,726,102 Valeo S.A. 30,842
44,391 *,g Varroc Engineering Ltd 159
37,715 * Visteon Corp 4,934
19,499 * Vitesco Technologies Group AG. 1,127
1,174 Volkswagen AG. 184
275,523 Volkswagen AG. (Preference) 34,179
601,156 *,e Volvo Car AB 2,737
5,406 WABCO India Ltd 584
9,305 e Winnebago Industries, Inc 490
14,958 *,e Workhorse Group, Inc 23
1,380,000 e Wuling Motors Holdings Ltd 150
12,171 * XPEL, Inc 731
557,400 *,e XPeng, Inc 2,747
314,854 *,e XPeng, Inc (ADR) 3,130
811,031 g Yadea Group Holdings Ltd 1,350
296,865 Yamaha Motor Co Ltd 6,710
120,600 e Yokohama Rubber Co Ltd 1,866
484,000 Yulon Motor Co Ltd 974
TOTAL AUTOMOBILES & COMPONENTS 1,721,191
BANKS - 6.9%
4,912 1st Source Corp 261
58,503 77 Bank Ltd 981

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
61,081 * Aareal Bank AG. $ 2,092
55,608 * Aavas Financiers Ltd 1,239
2,795 g ABN AMRO Group NV 39
566,609 Absa Group Ltd 6,434
1,862,613 Abu Dhabi Commercial Bank PJSC 4,558
964,026 Abu Dhabi Islamic Bank PJSC 2,388
2,555 e ACNB Corp 102
642,600 * Affin Holdings BHD 296
27,361,383 Agricultural Bank of China Ltd 9,360
3,781,162 Agricultural Bank of China Ltd (Class A) 1,582
17,392,105 AIB Group plc 66,758
38,500 * Aichi Financial Group, Inc 676
2,069,907 Akbank TAS 2,164
54,641 Aktia Bank Oyj 598
941,499 Al Ahli Bank of Kuwait KSCP 999
2,088,472 * Al Rajhi Bank 41,766
3,372,683 Alinma Bank 29,204
86,536 * Alior Bank S.A. 681
1,021,600 Alliance Financial Group BHD 852
1,410,921 * Alpha Bank AE 1,510
315,270 *,† Amagerbanken AS 0
23,022 Amalgamated Financial Corp 530
17,238 Amerant Bancorp Inc 463
3,162 American National Bankshares, Inc 117
20,193 Ameris Bancorp 952
29,181 Amlak International for Real Estate Finance Co 116
1,258,834 AMMB Holdings BHD 1,184
4,762,879 ANZ Group Holdings Ltd 76,725
131,100 e Aozora Bank Ltd 2,577
113,230 Aptus Value Housing Finance India Ltd 414
401,412 Arab National Bank 3,411
4,311 Arrow Financial Corp 146
45,676 Associated Banc-Corp 1,055
68,715 Atlantic Union Bankshares Corp 2,415
172,685 g AU Small Finance Bank Ltd 1,364
27,044 Awa Bank Ltd 437
3,123,495 Axis Bank Ltd 35,151
70,704 * Axos Financial, Inc 2,702
93,277 Banc of California, Inc 1,486
424,422 * Banca Monte dei Paschi di Siena S.p.A 874
583,997 Banca Popolare di Sondrio SCARL 2,357
24,873 Bancfirst Corp 2,193
97,300 Banco ABC Brasil S.A. 363
17,340,599 Banco Bilbao Vizcaya Argentaria S.A. 104,447
1,480,637 Banco BPM S.p.A. 5,278
6,530,186 Banco Bradesco S.A. 16,647
10,629,459 Banco Bradesco S.A. (Preference) 30,320
40,834,509 e Banco Comercial Portugues S.A. 6,405
30,424,949 Banco de Chile 3,156
36,628 Banco de Credito e Inversiones 1,053
5,767,882 Banco de Sabadell S.A. 5,422
2,081,600 e,g Banco del Bajio S.A. 6,575
560,801 Banco do Brasil S.A. 3,628
196,300 Banco do Estado do Rio Grande do Sul 361
365,400 Banco Pan S.A. 417
226,510 Banco Santander Brasil S.A. 1,211
42,817,437 Banco Santander Chile S.A. 1,714
1,846,370 Banco Santander S.A. 5,521
177,723 BanColombia S.A. 1,544
378,690 BanColombia S.A. (ADR) 10,808
330,557 BanColombia S.A. (Preference) 2,281

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
418,864 *,g Bandhan Bank Ltd $ 1,182
5,240,000 * Bank Aladin Syariah Tbk PT 476
327,630 * Bank AlBilad 3,852
262,389 Bank Al-Jazira 1,327
2,495,700 Bank BTPN Syariah Tbk PT 447
51,047,570 Bank Central Asia Tbk PT 27,991
2,286 e Bank First Corp 212
36,947 Bank Handlowy w Warszawie S.A. 639
91,463 Bank Hapoalim Ltd 824
2,921,200 * Bank Jago Tbk PT 697
259,008 Bank Leumi Le-Israel 2,157
543,141 * Bank Millennium S.A. 572
5,940,288 * Bank Neo Commerce Tbk PT 247
13,609,442 Bank of America Corp 450,745
910,862 Bank of Beijing Co Ltd 564
418,100 Bank of Changsha Co Ltd 406
130,120 Bank of Chengdu Co Ltd 286
1,555,744 Bank of China Ltd - A 707
87,308,912 Bank of China Ltd - H 31,600
1,813,312 Bank of Communications Co Ltd - A 1,236
6,733,319 Bank of Communications Co Ltd - H 3,864
1,293,200 Bank of East Asia Ltd 1,563
35,924 Bank of Georgia Group plc 1,124
225,195 Bank of Hangzhou Co Ltd 423
1,685 Bank of Hawaii Corp 131
9,434,892 Bank of Ireland Group plc 89,908
571,018 Bank of Jiangsu Co Ltd 598
430,400 Bank of Kaohsiung 174
61,900 Bank of Kyoto Ltd 2,746
28,986 Bank of Marin Bancorp 953
1,192,018 Bank of Montreal 107,986
387,814 Bank of Nanjing Co Ltd 581
250,974 Bank of Ningbo Co Ltd 1,168
1,466,443 e Bank of Nova Scotia 71,849
222,135 Bank of NT Butterfield & Son Ltd 6,622
1,017,235 e Bank of Queensland Ltd (ASE) 4,757
726,799 Bank of Shanghai Co Ltd 617
317,900 Bank of Suzhou Co Ltd 355
1,194,673 Bank of the Philippine Islands 2,191
4,923 Bank OZK 197
118,131 Bank Pekao S.A. 2,350
7,763,311 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 671
6,823,200 Bank Pembangunan Daerah Jawa Timur Tbk PT 311
167,247,968 Bank Rakyat Indonesia 53,026
4,596,900 Bank Tabungan Negara Persero Tbk PT 398
23,542 Bank Zachodni WBK S.A. 1,402
690,911 e Bankinter S.A. 4,629
23,615 BankUnited 802
1,701 e Bankwell Financial Group, Inc 50
346,311 Banner Corp 21,887
30,599 Banque Cantonale Vaudoise 2,934
395,279 Banque Saudi Fransi 4,262
4,585 Bar Harbor Bankshares 147
30,439,094 Barclays plc 57,920
1,016,223 g BAWAG Group AG. 54,155
3,606 Baycom Corp 68
4,369 BCB Bancorp, Inc 79
8,709,219 BDO Unibank, Inc 16,562
572,093 Bendigo Bank Ltd 3,797
102,852 Berkshire Hills Bancorp, Inc 3,075
646,100 BIMB Holdings BHD 400

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
8,034 *,e Blue Foundry Bancorp $ 103
16,773 Blue Ridge Bankshares, Inc 209
896,624 BNP Paribas S.A. 51,053
3,982,669 BOC Hong Kong Holdings Ltd 13,520
1,233 BOK Financial Corp 128
820,536 Boubyan Bank KSCP 2,145
1,098,834 e BPER Banca 2,253
9,783 BRE Bank S.A. 663
4,958 * Bridgewater Bancshares, Inc 88
287,982 Brookline Bancorp, Inc 4,075
277,416 * BS Financial Group, Inc 1,429
4,498,099 Bumiputra-Commerce Holdings BHD 5,919
2,770,789 Burgan Bank SAK 1,991
6,089 Business First Bancshares, Inc 135
72,835 Byline Bancorp, Inc 1,673
487,212 Cadence BanCorp 12,015
29,363 CaixaBank S.A. 115
2,086 Cambridge Bancorp 173
4,382 Camden National Corp 183
46,754 Can Fin Homes Ltd 302
1,107,076 e Canadian Imperial Bank of Commerce 44,782
372,887 e Canadian Western Bank 6,626
2,311 Capital Bancorp, Inc 54
8,527 Capital City Bank Group, Inc 277
192,144 Capitec Bank Holdings Ltd 20,916
284,015 Capitol Federal Financial 2,457
22,537 Capstar Financial Holdings, Inc 398
7,420 * Carter Bankshares, Inc 123
111,762 Cathay General Bancorp 4,559
309,063 Central Pacific Financial Corp 6,268
3,065,011 Chang Hwa Commercial Bank 1,708
489,616 Chiba Bank Ltd 3,572
7,074,490 China Citic Bank 3,131
731,107 China Construction Bank Corp - A 592
105,027,546 China Construction Bank Corp - H 65,683
1,929,704 China Everbright Bank Co Ltd - A 851
3,053,845 China Everbright Bank Co Ltd - H 930
5,944,481 China Merchants Bank Co Ltd 32,896
2,774,112 China Merchants Bank Co Ltd (Class A) 14,792
1,702,248 China Minsheng Banking Corp Ltd - A 844
5,020,991 e China Minsheng Banking Corp Ltd - H 1,735
746,829 China Zheshang Bank Co Ltd 316
32,399,388 Chinatrust Financial Holding Co 23,249
1,306,900 Chongqing Rural Commercial Bank Co Ltd 663
133,000 * Chugin Financial Group, Inc 966
1,687,819 Citigroup, Inc 76,340
4,289 Citizens & Northern Corp 98
1,226,903 Citizens Financial Group, Inc 48,303
4,496 e City Holding Co 419
410,372 City Union Bank Ltd 894
4,454 Civista Bancshares, Inc 98
153,093 Close Brothers Group plc 1,925
4,985 CNB Financial Corp 119
13,967 * Coastal Financial Corp 664
67,468 * Collector Bank AB 248
4,958 Colony Bankcorp Inc 63
250,097 Columbia Banking System, Inc 7,535
8,097 * Columbia Financial, Inc 175
45,443 Comerica, Inc 3,038
4,975 Commerce Bancshares, Inc 339
2,166,403 Commercial Bank of Qatar QSC 2,977

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,657,011 Commercial International Bank $ 2,783
6,047,189 * Commerzbank AG. 56,539
2,514,665 Commonwealth Bank of Australia 174,656
166,420 Community Bank System, Inc 10,476
4,754 Community Trust Bancorp, Inc 218
1,162,260 Concordia Financial Group Ltd 4,853
168,435 ConnectOne Bancorp, Inc 4,078
269,857 Credicorp Ltd 36,609
8,433 Credit Agricole S.A. 89
76,713 Credito Emiliano S.p.A. 545
13,803 *,e CrossFirst Bankshares, Inc 171
15,854 Cullen/Frost Bankers, Inc 2,120
9,445 * Customers Bancorp, Inc 268
41,294 CVB Financial Corp 1,063
5,646,074 *,† Cyprus Popular Bank Public Co Ltd 60
480,427 Dah Sing Banking Group Ltd 344
180,708 Dah Sing Financial Holdings Ltd 417
33,686 Daishi Hokuetsu Financial Group, Inc 733
4,611 Danske Bank AS 91
2,123,268 DBS Group Holdings Ltd 53,743
132,369 g Deutsche Pfandbriefbank AG. 1,025
144,483 * DGB Financial Group Co Ltd 799
10,180 Dime Community Bancshares, Inc 324
167,183 DNB Bank ASA 3,302
2,313,249 Doha Bank QSC 1,246
3,086,230 Dubai Islamic Bank PJSC 4,790
14,318,105 E.Sun Financial Holding Co Ltd 11,180
73,043 Eagle Bancorp, Inc 3,219
180,135 East West Bancorp, Inc 11,871
292,087 Eastern Bankshares, Inc 5,038
1,240,224 Emirates NBD Bank PJSC 4,368
108,062 e Enact Holdings, Inc 2,606
2,854 Enterprise Bancorp, Inc 101
115,848 Enterprise Financial Services Corp 5,672
23,646 e Equitable Group, Inc 991
439,174 *,g Equitas Small Finance Bank Ltd 309
4,518 Equity Bancshares, Inc 148
51,529 Erste Bank der Oesterreichischen Sparkassen AG. 1,649
3,291 e Esquire Financial Holdings, Inc 142
317,244 Essent Group Ltd 12,334
1,680,262 * Eurobank Ergasias S.A. 1,893
2,348,578 Far Eastern International Bank 839
2,540 e Farmers & Merchants Bancorp, Inc 69
8,686 Farmers National Banc Corp 123
11,001 FB Financial Corp 398
2,786 Federal Agricultural Mortgage Corp (FAMC) 314
1,733,697 Federal Bank Ltd 2,907
16,738 FIBI Holdings Ltd 695
4,184,484 Fifth Third Bancorp 137,293
9,411 *,e Finance Of America Cos, Inc 12
4,607 Financial Institutions, Inc 112
930,417 FinecoBank Banca Fineco S.p.A 15,451
217,771 First Bancorp 2,770
10,732 First Bancorp 460
2,742 First Bancorp, Inc 82
45,280 First Bancshares, Inc 1,449
3,995 First Bank 55
135,053 First Busey Corp 3,339
2,428 First Business Financial Services, Inc 89
8,520 e First Citizens Bancshares, Inc (Class A) 6,461
206,749 First Commonwealth Financial Corp 2,888

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
4,996 First Community Bancshares, Inc $ 169
29,471 First Financial Bancorp 714
379,455 First Financial Bankshares, Inc 13,053
28,830 First Financial Corp 1,328
7,034,584 First Financial Holding Co Ltd 6,059
15,363 First Foundation, Inc 220
1,657 e First Guaranty Bancshares, Inc 39
125,844 First Hawaiian, Inc 3,277
602,512 First Horizon National Corp 14,762
166,110 First International Bank Of Israel Ltd 6,552
2,848 First Internet Bancorp 69
155,280 First Interstate Bancsystem, Inc 6,002
73,519 First Merchants Corp 3,022
5,637 First Mid-Illinois Bancshares, Inc 181
14,351 e First National Financial Corp 386
6,816 First of Long Island Corp 123
440,205 First Republic Bank 53,657
2,402 * First Western Financial, Inc 68
2,491 e Five Star Bancorp 68
8,763 Flushing Financial Corp 170
172,635 FNB Corp 2,253
5,200 *,† FS Finans A.S. 0
187,700 Fukuoka Financial Group, Inc 4,264
49,508 Fulton Financial Corp 833
3,420 * FVCBankcorp, Inc 65
8,105 German American Bancorp, Inc 302
87,571 Glacier Bancorp, Inc 4,328
2,918 Great Southern Bancorp, Inc 174
344 e Greene County Bancorp, Inc 20
6,175,785 Grupo Financiero Banorte S.A. de C.V. 44,341
1,407,477 *,e Grupo Financiero Inbursa S.A. 2,372
1,656,374 Grupo Security S.A. 336
2,620 Guaranty Bancshares, Inc 91
1,139,216 Gulf Bank KSCP 1,170
337,400 Gunma Bank Ltd 1,289
346,700 Hachijuni Bank Ltd 1,440
696,280 Haci Omer Sabanci Holding AS 1,681
198,292 Hana Financial Group, Inc 6,603
101,077 Hancock Whitney Corp 4,891
824,857 Hang Seng Bank Ltd 13,681
18,217 Hanmi Financial Corp 451
13,892 HarborOne Northeast Bancorp, Inc 193
3,160 HBT Financial, Inc 62
547,980 HDFC Bank Ltd (ADR) 37,487
37,779 Heartland Financial USA, Inc 1,761
451,541 Helia Group Ltd 843
45,141 Heritage Commerce Corp 587
10,576 Heritage Financial Corp 324
15,229 Hilltop Holdings, Inc 457
418 Hingham Institution for Savings 115
242,002 Hirogin Holdings, Inc 1,214
24,200 Hokkoku Financial Holdings, Inc 834
125,960 Hokuhoku Financial Group, Inc 932
2,009 Home Bancorp, Inc 80
1,009,492 Home Bancshares, Inc 23,006
44,040 e Home Capital Group, Inc 1,385
26,101 *,g Home First Finance Co India Ltd 231
24,585 HomeStreet, Inc 678
3,633 HomeTrust Bancshares, Inc 88
415,112 Hong Leong Bank BHD 1,935
112,370 Hong Leong Credit BHD 474
35,353 Hope Bancorp, Inc 453

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
12,335 Horizon Bancorp $ 186
3,462,440 Housing Development Finance Corp 110,074
14,307,170 HSBC Holdings plc 88,669
5,955,510 Hua Nan Financial Holdings Co Ltd 4,345
745,086 Huaxia Bank Co Ltd 556
3,615,257 Huntington Bancshares, Inc 50,975
181,674 Hyakugo Bank Ltd 506
6,462,631 ICICI Bank Ltd 69,511
2,758,613 * IDFC Bank Ltd 1,956
141,458 IIFL Finance Ltd 821
6,183 Independent Bank Corp 148
51,278 Independent Bank Corp 4,329
10,720 Independent Bank Group, Inc 644
249,466 * Indiabulls Housing Finance Ltd 465
235,603 Indian Bank 811
2,856,839 Industrial & Commercial Bank of China Ltd - A 1,783
66,872,914 Industrial & Commercial Bank of China Ltd - H 34,298
849,505 Industrial Bank Co Ltd 2,145
167,036 Industrial Bank of Korea 1,298
24,668,721 ING Groep NV 300,493
187,931 Inter & Co, Inc 396
72,564 International Bancshares Corp 3,321
6,565,943 Intesa Sanpaolo S.p.A. 14,546
3,298,813 Investimentos Itau S.A. - PR 5,304
1,897,852 iShares Core MSCI EAFE ETF 116,984
1,563,213 Israel Discount Bank Ltd 8,207
221,909,749 Itau CorpBanca Chile SA 489
13,005,202 Itau Unibanco Holding S.A. 61,595
223,154 * Iyogin Holdings, Inc 1,208
368,177 e Japan Post Bank Co Ltd 3,156
278,406 JB Financial Group Co Ltd 1,739
3,424 e John Marshall Bancorp, Inc 99
4,871,259 n JPMorgan Chase & Co 653,236
612,086 *,e Judo Capital Holdings Ltd 555
30,140 Juroku Financial Group, Inc 656
87,837 * Jyske Bank 5,695
95,054 *,e KakaoBank Corp 1,849
272,418 Karur Vysya Bank Ltd 372
405,500 Kasikornbank PCL (Foreign) 1,724
785,669 KB Financial Group, Inc 30,101
59,354 KBC Ancora 2,675
511,618 KBC Groep NV 32,941
18,697 Kearny Financial Corp 190
106,148 Keiyo Bank Ltd 472
39,418 Keycorp 687
8,100 Kiatnakin Bank PCL (Foreign) 17
745,000 King's Town Bank 821
52,919 Kiyo Bank Ltd 629
50,199 Komercni Banka AS 1,451
370,196 Kotak Mahindra Bank Ltd 8,145
3,894,096 Krung Thai Bank PCL 1,987
7,124,981 Kuwait Finance House 19,253
664,181 Kuwait International Bank KSCP 427
2,187,054 Kuwait Projects Co Holding KSCP 804
341,400 Kyushu Financial Group, Inc 1,173
18,810 Lakeland Bancorp, Inc 331
1,486 e Lakeland Financial Corp 108
42,356 e Laurentian Bank of Canada 1,010
320,668 LIC Housing Finance Ltd 1,602
126,969 Live Oak Bancshares, Inc 3,834
72,748,166 Lloyds TSB Group plc 39,700
7,147 Luther Burbank Corp 79

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
694,621 M&T Bank Corp $ 100,762
7,582 Macatawa Bank Corp 84
3,178,130 Malayan Banking BHD 6,277
2,263,500 * Malaysia Building Society 316
3,779,926 Masraf Al Rayan 3,295
1,005,000 Mebuki Financial Group Inc 2,554
554,208 Mediobanca S.p.A. 5,325
12,606,402 Mega Financial Holding Co Ltd 12,419
4,240 Mercantile Bank Corp 142
5,484 Merchants Bancorp 133
54,337 Meta Financial Group, Inc 2,339
5,748 Metrocity Bankshares, Inc 124
1,198,654 Metropolitan Bank & Trust 1,164
17,618 * Metropolitan Bank Holding Corp 1,034
94,547 MGIC Investment Corp 1,229
4,349 Mid Penn Bancorp, Inc 130
6,456 Midland States Bancorp, Inc 172
4,000 MidWestOne Financial Group, Inc 127
15,830,986 Mitsubishi UFJ Financial Group, Inc 106,280
87,782 Mizrahi Tefahot Bank Ltd 2,833
2,845,058 Mizuho Financial Group, Inc 40,082
205,271 g Moneta Money Bank AS 690
21,720 * Mr Cooper Group, Inc 872
29,768 Musashino Bank Ltd 467
3,122 MVB Financial Corp 69
28,049 Nanto Bank Ltd 545
3,423,463 National Australia Bank Ltd 69,509
189,239 National Bank Holdings Corp 7,961
4,973,618 National Bank of Abu Dhabi PJSC 23,109
412,054 e National Bank of Canada 27,763
343,842 * National Bank of Greece S.A. 1,379
7,894,035 National Bank of Kuwait SAKP 27,835
2,108,402 National Commercial Bank 28,378
17,320,165 NatWest Group plc 55,238
52,223 NBT Bancorp, Inc 2,268
303,230 Nedbank Group Ltd 3,794
85,290 e New York Community Bancorp, Inc 733
3,318 * Nicolet Bankshares, Inc 265
134,464 Nishi-Nippon Financial Holdings, Inc 983
143,931 * NMI Holdings, Inc 3,008
9,281,642 Nordea Bank Abp 99,655
3,226,176 Nordea Bank Abp 34,559
306,597 North Pacific Bank Ltd 592
2,046 Northeast Bank 86
13,369 Northfield Bancorp, Inc 210
37,027 Northwest Bancshares, Inc 518
2,638,411 *,e NU Holdings Ltd 10,738
1,321,000 O-Bank Co Ltd 360
207,659 OceanFirst Financial Corp 4,413
342,418 OFG Bancorp 9,437
36,207 Ogaki Kyoritsu Bank Ltd 516
18,000 Okinawa Financial Group, Inc 319
751,023 Old National Bancorp 13,503
104,628 Old Second Bancorp, Inc 1,678
40,355 Origin Bancorp, Inc 1,481
2,924 Orrstown Financial Services, Inc 68
454,641 OSB Group plc 2,629
138,974 e OTP Bank 3,776
4,076,371 Oversea-Chinese Banking Corp 37,079
28,567 Pacific Premier Bancorp, Inc 902
3,329 PacWest Bancorp 76
242,384 Paragon Group of Cos plc 1,648

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
4,388 e Park National Corp $ 618
3,065 e Parke Bancorp, Inc 64
3,556 PCB Bancorp 63
6,468 PCSB Financial Corp 123
12,357 Peapack Gladstone Financial Corp 460
9,024 PennyMac Financial Services, Inc 511
7,965 e Peoples Bancorp, Inc 225
2,129 Peoples Financial Services Corp 110
202,171 Pepper Money Ltd 194
1,767,733 * Permanent TSB Group Holdings plc 3,425
1,483,684 Ping An Bank Co Ltd 2,801
153,110 Pinnacle Financial Partners, Inc 11,238
2,546 * Pioneer Bancorp, Inc 29
646,864 * Piraeus Financial Holdings S.A. 993
60,986 *,g PNB Housing Finance Ltd 393
778,308 PNC Financial Services Group, Inc 122,926
32,192 Popular, Inc 2,135
1,248,937 Postal Savings Bank of China Co Ltd - A 829
9,714,972 e,g Postal Savings Bank of China Co Ltd - H 6,012
581,340 Powszechna Kasa Oszczednosci Bank Polski S.A. 4,035
165,070 Preferred Bank 12,318
10,809 Premier Financial Corp 292
36,103 Primis Financial Corp 428
3,644 * Professional Holding Corp 101
65,132 Prosperity Bancshares, Inc 4,734
4,423 Provident Bancorp Inc 32
22,738 Provident Financial Services, Inc 486
23,327,000 * PT Bank Bukopin Tbk 153
49,848,885 PT Bank Mandiri Persero Tbk 31,788
30,424,453 PT Bank Negara Indonesia 18,025
16,083,305 Public Bank BHD 15,771
631,354 Qatar International Islamic Bank QSC 1,807
1,088,124 Qatar Islamic Bank SAQ 5,546
6,272,595 Qatar National Bank 31,092
18,601 QCR Holdings, Inc 923
48,564 Radian Group, Inc 926
152,478 Raiffeisen International Bank Holding AG. 2,486
4,293 RBB Bancorp 90
7,496,416 *,g RBL Bank Ltd 16,224
1,359 Red River Bancshares Inc 69
450,291 e Regional SAB de C.V. 3,237
39,431 Regions Financial Corp 850
263,087 Renasant Corp 9,889
2,640 Republic Bancorp, Inc (Class A) 108
14,211 * Republic First Bancorp, Inc 31
2,283,500 Resona Holdings, Inc 12,542
893,400 RHB Capital BHD 1,174
27,395 Ringkjoebing Landbobank A.S. 3,741
1,430,509 Riyad Bank 12,164
97,785 Rocket Cos, Inc 684
1,745,325 e Royal Bank of Canada 164,091
11,913 S&T Bancorp, Inc 407
13,501 Sandy Spring Bancorp, Inc 476
153,964 San-In Godo Bank Ltd 907
2,028,777 Saudi British Bank 20,873
512,370 Saudi Investment Bank 2,362
876,461 SCB X PCL 2,700
17,631 Seacoast Banking Corp of Florida 550
413,250 Security Bank Corp 646
1,838 ServisFirst Bancshares, Inc 127
619,900 Seven Bank Ltd 1,236
2,687,331 Shanghai Commercial & Savings Bank Ltd 3,849

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
1,244,934 Shanghai Pudong Development Bank Co Ltd $ 1,302
877,200 Shanghai Rural Commercial Bank Co Ltd 742
1,182,045 Sharjah Islamic Bank 627
36,000 Shiga Bank Ltd 721
506,107 Shinhan Financial Group Co Ltd 14,090
73,100 * Shinsei Bank Ltd 1,188
709,947 * Shizuoka Financial Group, Inc 5,689
5,377 Shore Bancshares, Inc 94
4,349 Sierra Bancorp 92
70,637 Signature Bank 8,139
6,556 *,e Silvergate Capital Corp 114
36,540 Simmons First National Corp (Class A) 789
6,979,943 SinoPac Financial Holdings Co Ltd 3,797
1,769,440 Skandinaviska Enskilda Banken AB (Class A) 20,371
4,683 SmartFinancial, Inc 129
151,957 Societe Generale 3,812
18,700 South Plains Financial Inc 515
246,511 South State Corp 18,824
2,310 * Southern First Bancshares, Inc 106
2,249 Southern Missouri Bancorp, Inc 103
32,205 Southside Bancshares, Inc 1,159
92,522 Spar Nord Bank AS 1,417
58,696 Sparebank Oestlandet 724
181,122 SpareBank SR-Bank ASA 2,231
129,183 Sparebanken Midt-Norge 1,678
203,491 Sparebanken Nord-Norge 1,993
2,991 St Galler Kantonalbank 1,555
4,362,217 Standard Bank Group Ltd 43,041
6,272,931 Standard Chartered plc 46,787
3,283,274 State Bank of India 24,280
63,313 Stellar Bancorp, Inc 1,865
5,152 *,e Sterling Bancorp, Inc 31
2,191 e Stock Yards Bancorp, Inc 142
2,706,325 Sumitomo Mitsui Financial Group, Inc 108,882
333,063 Sumitomo Mitsui Trust Holdings, Inc 11,622
3,044 Summit Financial Group, Inc 76
256,764 Suruga Bank Ltd 824
17,898 * SVB Financial Group 4,119
9,634 Svenska Handelsbanken AB 97
193,801 Swedbank AB (A Shares) 3,296
149,594 Sydbank AS 6,293
6,056 Synovus Financial Corp 227
3,309,680 Taichung Commercial Bank 1,376
7,214,496 Taishin Financial Holdings Co Ltd 3,539
4,028,000 Taiwan Business Bank 1,693
6,638,659 Taiwan Cooperative Financial Holding 5,609
45,746 TBC Bank Group plc 1,255
21,021 * Texas Capital Bancshares, Inc 1,268
2,278 TFS Financial Corp 33
25,200 Thanachart Capital PCL 31
62,962 * The Bancorp, Inc 1,787
3,676 *,e Third Coast Bancshares, Inc 68
69,715 e Timbercreek Financial Corp 366
1,313,200 Tisco Bank PCL 3,761
184,543 Toho Bank Ltd 314
107,364 Tomony Holdings, Inc 301
4,296 Tompkins Financial Corp 333
2,273,826 Toronto-Dominion Bank 147,228
20,668 Towne Bank 637
65,010 Trico Bancshares 3,315
4,619 Triumph Bancorp, Inc 226
448,370 Truist Financial Corp 19,293

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,712 TrustCo Bank Corp NY $ 215
116,935 Trustmark Corp 4,082
2,442,557 Turkiye Is Bankasi (Series C) 1,672
13,417 UMB Financial Corp 1,121
9,355 Umpqua Holdings Corp 167
3,639,581 g Unicaja Banco S.A. 4,010
12,786 UniCredit S.p.A. 181
2,110,337 Union Bank Of Taiwan 1,099
40,417 United Bankshares, Inc 1,636
79,627 United Community Banks, Inc 2,691
1,449,127 United Overseas Bank Ltd 33,193
2,120 Unity Bancorp, Inc 58
69,434 Univest Financial Corp 1,814
2,636,740 US Bancorp 114,988
3,303 * USCB Financial Holdings, Inc 40
87,382 e UWM Holdings Corp 289
15,839 Valiant Holding 1,713
801,404 Valley National Bancorp 9,064
269,604 Van Lanschot Kempen NV 6,329
2,694 *,e Velocity Financial, Inc 26
481,608 Veritex Holdings, Inc 13,524
3,090,875 Virgin Money UK plc 6,797
635,093 *,† VTB Bank PJSC (GDR) Equiduct 6
664,707 *,† VTB Bank PJSC (GDR) Tradegate 7
3,484 Walker & Dunlop, Inc 273
1,595,333 * Warba Bank KSCP 1,230
80,631 Washington Federal, Inc 2,705
5,282 Washington Trust Bancorp, Inc 249
6,156 Waterstone Financial, Inc 106
7,239 Webster Financial Corp 343
11,266,926 Wells Fargo & Co 465,211
32,638 WesBanco, Inc 1,207
4,054 West Bancorporation, Inc 104
84,248 Westamerica Bancorporation 4,971
70,757 Western Alliance Bancorp 4,214
3,784,808 Westpac Banking Corp 59,919
264,973 Wintrust Financial Corp 22,396
358,685 Woori Financial Group, Inc 3,277
19,492 WSFS Financial Corp 884
214,999 Yamaguchi Financial Group, Inc 1,403
1,994,136 Yapi ve Kredi Bankasi 1,265
7,468,192 * Yes Bank Ltd 1,858
6,362 Zions Bancorporation 313
TOTAL BANKS 7,248,662
CAPITAL GOODS - 8.0%
244,060 3M Co 29,268
2,842 3M India Ltd 753
105,993 A.O. Smith Corp 6,067
214,526 Aalberts Industries NV 8,356
2,269,856 Aamal Co 609
1,639 Aaon, Inc 123
10,277 * AAR Corp 461
687,102 e ABB Ltd 20,941
57,533 ABB Ltd India 1,865
12,590 ABB Power Products & Systems India Ltd 509
1,797,129 Aboitiz Equity Ventures, Inc 1,866
407,000 AcBel Polytech, Inc 394
23,715 Ackermans & Van Haaren 4,070
1,377 e ACS Actividades de Construccion y Servicios S.A. 39
8,540 Acuity Brands, Inc 1,414

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
309,578 Adani Enterprises Ltd $ 14,416
464,477 AddTech AB 6,631
20,947 *,e ADENTRA, Inc 438
72,414 Advanced Drainage Systems, Inc 5,936
23,000 Advanced Energy Solution Holding Co Ltd 478
50,527 AECC Aero-Engine Control Co Ltd 186
118,752 AECC Aviation Power Co Ltd 721
183,768 Aecom Technology Corp 15,607
69,250 e Aecon Group, Inc 466
137,392 * AerCap Holdings NV 8,013
47,158 * Aerojet Rocketdyne Holdings, Inc 2,638
13,678 * Aerovironment, Inc 1,172
4,796 *,e AerSale Corp 78
48,595 e AFG Arbonia-Forster Hldg 684
44,320 e AG Growth International Inc 1,419
17,350 AGCO Corp 2,406
50,423 AIA Engineering Ltd 1,561
28,500 Aichi Corp 167
50,541 Aida Engineering Ltd 297
84,207 Air Lease Corp 3,235
1,282,960 Airbus SE 152,547
151,226 Airtac International Group 4,566
22,286 Aker ASA (A Shares) 1,637
1,779 Alamo Group, Inc 252
140,376 Alarko Holding AS 613
8,032 Albany International Corp (Class A) 792
1,911 Alfa Laval AB 55
3,265,700 Alfa S.A. de C.V. (Class A) 2,080
22,022 *,e,g Alfen Beheer BV 1,994
38,038 e,g Alimak Group AB 272
252,199 Allegion plc 26,546
199,226 * Alleima AB 734
3,046,200 Alliance Global Group, Inc 653
187,809 Allison Transmission Holdings, Inc 7,813
177,877 e Alstom RGPT 4,352
122,152 Alta Equipment Group, Inc 1,611
40,219 Altra Industrial Motion Corp 2,403
1,277,100 Amada Co Ltd 9,945
106,832 Amara Raja Batteries Ltd 738
663 * Ameresco, Inc 38
5,373 * American Woodmark Corp 263
741,683 Ametek, Inc 103,628
254,387 Andritz AG. 14,562
29,823 * Antares Vision S.p.A 256
16,365 Apar Industries Ltd 355
677,633 * API Group Corp 12,746
1,253 Apogee Enterprises, Inc 56
179,061 Applied Industrial Technologies, Inc 22,567
359,454 * Aprogen KIC, Inc 163
2,896 Arad Investment & Industrial Development Ltd 362
275,472 Arcadis NV 10,846
54,447 *,e Archer Aviation, Inc 102
255,035 Arcosa, Inc 13,859
4,273 Argan, Inc 158
104,800 Armac Locacao Logistica E Servicos S.A. 233
39,405 Armstrong World Industries, Inc 2,703
410,146 * Array Technologies, Inc 7,928
194,439 e Asahi Glass Co Ltd 6,453
724,042 Aselsan Elektronik Sanayi Ve Ticaret AS 2,404
1,370,400 Ashok Leyland Ltd 2,372
2,103,131 Ashtead Group plc 119,468

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
37,732 Ashtrom Group Ltd $ 708
1,407,409 Assa Abloy AB 30,272
6,960 Astec Industries, Inc 283
39,688 Astra Industrial Group 544
44,114 *,e Astra Space, Inc 19
122,020 Astral Polytechnik Ltd 2,892
7,730 *,e Astronics Corp 80
192,594 * Atkore International Group, Inc 21,844
2,059,497 Atlas Copco AB 24,402
170,553 Atlas Copco AB 1,820
74,965 * ATS Corp 2,330
277,124 Austal Ltd 393
169,831 AVIC Electromechanical Systems Co Ltd 245
1,043,037 AviChina Industry & Technology Co 468
26,859 † AVICOPTER plc 179
33,738 Avon Rubber plc 438
59,594 * Axon Enterprise, Inc 9,888
158,691 Ayala Corp 1,986
2,215 *,† Ayala Corp Preferred 0 ^
91,749 *,e AZEK Co, Inc 1,864
96,345 AZZ, Inc 3,873
237,368 * Babcock International Group 812
31,797 e Badger Infrastructure Solution 626
3,262,552 BAE Systems plc 33,697
624,531 Balfour Beatty plc 2,549
257,334 *,e Ballard Power Systems, Inc 1,232
141,241 Barloworld Ltd 704
14,284 Barnes Group, Inc 584
20,521 Bawan Co 162
12,156 BayWa AG. 562
6,452 *,e Beacon Roofing Supply, Inc 341
86,710 Beijer Alma AB 1,360
251,261 e Beijer Ref AB 3,548
124,212 Beijing New Building Materials plc 461
25,300 Beijing United Information Technology Co Ltd 321
12,020 Belimo Holding AG. 5,734
25,021 *,† BEML Land Assets Ltd 107
25,021 BEML Ltd 443
1,429,000 BES Engineering Corp 378
326,291 Bharat Dynamics Ltd 3,722
4,042,474 Bharat Electronics Ltd 4,878
726,410 Bharat Heavy Electricals 695
308,247 Bidvest Group Ltd 3,889
15,467 Biesse S.p.A. 210
126,000 Bizlink Holdings Inc 968
951,329 * Bloom Energy Corp 18,189
3,162 * Blue Bird Corp 34
70,160 Blue Star Ltd 1,015
2,855 * BlueLinx Holdings, Inc 203
1,034,006 g BOC Aviation Ltd 8,614
186,593 Bodycote plc 1,282
1,056,170 * Boeing Co 201,190
82,432 Boise Cascade Co 5,661
87,161 * Bombardier, Inc 3,365
23,226 Bonheur ASA 683
5,731 Bossard Holding AG. 1,238
233,254 e Bouygues S.A. 6,996
460,101 Brenntag AG. 29,343
335,000 Brighton-Best International Taiwan, Inc 413
2,174 Brookfield Business Corp 41
14,935 Bucher Industries AG. 6,233

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
13,622 Budimex S.A. $ 886
60,981 Bufab AB 1,369
235,443 * Builders FirstSource, Inc 15,276
69,100 Bunka Shutter Co Ltd 579
388,811 Bunzl plc 12,936
16,918 Burckhardt Compression Holding AG. 10,078
6,759 e Burkhalter Holding AG. 560
27,055 BWX Technologies, Inc 1,571
90,746 * Cadeler A.S. 354
980 e Cadre Holdings, Inc 20
368,985 * CAE, Inc 7,137
7,086 Caesarstone Sdot-Yam Ltd 40
17,049 Carbone Lorraine 689
38,130 g Carel Industries S.p.A 959
39,546 Cargotec Corp (B Shares) 1,754
28,073 Carlisle Cos, Inc 6,615
5,470,641 Carrier Global Corp 225,664
781,611 Caterpillar, Inc 187,243
24,100 Central Glass Co Ltd 512
5,180 Cera Sanitaryware Ltd 326
138,273 *,e Ceres Power Holdings plc 585
1,339,500 CH Karnchang PCL 939
136,800 *,e,g Changsha Broad Homes Industrial Group Co Ltd 137
473,171 *,e ChargePoint Holdings, Inc 4,509
19,448 e Chargeurs S.A. 293
1,449 *,e Chart Industries, Inc 167
921,753 Chemring Group plc 3,306
126,000 Chicony Power Technology Co Ltd 299
776,800 Chin Hin Group Bhd 570
290,000 China Aircraft Leasing Group Holdings Ltd 160
156,922 China Baoan Group Co Ltd 272
1,992,000 China Communications Services Corp Ltd 725
1,129,574 China Conch Venture Holdings Ltd 2,450
298,200 China CSSC Holdings Ltd 954
2,325,000 China Energy Engineering Corp Ltd 765
517,000 * China High Speed Transmission Equipment Group Co Ltd 232
724,036 China Lesso Group Holdings Ltd 751
108,500 China Meheco Co Ltd 269
208,000 China National Chemical Engineering Co Ltd 237
1,001,718 China Railway Group Ltd - A 799
3,257,000 China Railway Group Ltd - H 1,710
754,000 China State Construction Development Holdings Ltd 168
1,731,600 China State Construction Engineering Corp Ltd 1,349
1,350,000 China State Construction International Holdings Ltd 1,512
19,053 China Yuchai International Ltd 135
174,845 *,e Chiyoda Corp 476
60,500 Chudenko Corp 958
422,000 Chung Hsin Electric & Machinery Manufacturing Corp 921
676,000 e CIMC Enric Holdings Ltd 680
15,395 * CIRCOR International, Inc 369
3,873,517 Citic Pacific Ltd 4,073
9,858,000 Citic Resources Holdings Ltd 523
10,559 * CJ Corp 705
2,715,090 CK Hutchison Holdings Ltd 16,266
55,593 CKD Corp 788
1,252,741 CNH Industrial NV 20,119
6,766 CNH Industrial NV 109
139,383 g Cochin Shipyard Ltd 899
10,357 Colt CZ Group SE 253
38,447 Columbus McKinnon Corp 1,248
269,299 Comfort Systems USA, Inc 30,991

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,187,207 Compagnie de Saint-Gobain $ 155,921
114,117 COMSYS Holdings Corp 2,002
8,640 * Concrete Pumping Holdings Inc 51
20,791 Construcciones y Auxiliar de Ferrocarriles S.A. 590
110,428 * Construction Partners Inc 2,947
215,553 Contemporary Amperex Technology Co Ltd 12,146
406,000 Continental Engineering Corp 369
1,312 e Conzzeta AG. 909
58,109 * Core & Main, Inc 1,122
794,700 COSCO SHIPPING Development Co Ltd 276
4,762 Craftsman Automation Ltd 201
12,450 Crane Holdings Co 1,251
38,617 * Creative & Innovative System 276
675,719 * Crompton Greaves Ltd 2,198
26,091 CS Wind Corp 1,431
570,000 * CSBC Corp Taiwan 361
17,202 CSW Industrials, Inc 1,994
504,000 CTCI Corp 685
138,314 Cummins India Ltd 2,306
74,443 Cummins, Inc 18,037
71,104 Curtiss-Wright Corp 11,874
13,939 *,e Custom Truck One Source, Inc 88
11,477 * Daelim Industrial Co 541
7,621 e Daetwyler Holding AG. 1,520
193,995 * Daewoo Engineering & Construction Co Ltd 643
46,966 * Daewoo International Corp 843
39,832 * Daewoo Shipbuilding & Marine Engineering Co Ltd 599
22,613 Daifuku Co Ltd 1,054
20,748 Daihen Corp 607
6,489 e Daiho Corp 194
454,886 Daikin Industries Ltd 69,012
767,056 * Daimler Truck Holding AG. 23,581
30,500 Daiwa Industries Ltd 260
27,800 Dajin Heavy Industry Co Ltd 165
20,074 e Danieli & Co S.p.A. 447
89,829 Danieli & Co S.p.A. (RSP) 1,378
42,230 Dassault Aviation S.A. 7,162
14,928 Data Patterns India Ltd 197
32,675 * Dawonsys Co Ltd 368
99,493 DCC plc 4,892
15,178 *,e Decarbonization Plus Acquisition Corp 24
797,951 Deere & Co 342,129
103,240 *,e Desktop Metal, Inc 140
128,874 Deutz AG. 555
56,403 g Dilip Buildcon Ltd 148
279,671 Diploma plc 9,402
102,356 DiscoverIE Group plc 896
30,394 * DL E&C Co Ltd 814
9,289,460 DMCI Holdings, Inc 2,008
109,486 Donaldson Co, Inc 6,445
158,729 Dongfang Electric Corp Ltd 479
53,552 Doosan Bobcat, Inc 1,465
7,309 * Doosan Corp 481
45,730 * Doosan Fuel Cell Co Ltd 1,072
270,531 * Doosan Heavy Industries and Construction Co Ltd 3,293
126,411 * Doosan Infracore Co Ltd 802
15,484 Douglas Dynamics, Inc 560
1,033,868 Dover Corp 139,996
392,953 *,† Drake & Scull International PJSC 1
7,185 * Dredging Environmental & Marine Engineering NV 954
2,108,295 Dubai Investments PJSC 1,244

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
3,424 * Ducommun, Inc $ 171
53,063 Duerr AG. 1,778
4,659 *,e DXP Enterprises, Inc 128
38,286 * Dycom Industries, Inc 3,584
4,087,800 Dynasty Ceramic PCL 333
1,965,074 Eaton Corp 308,418
94,000 Ebara Corp 3,349
16,489 *,e Ebusco Holding NV 233
51,312 e Ecopro BM Co Ltd 3,754
533 Eiffage S.A. 52
26,860 Elbit Systems Ltd 4,368
8,947 Elco Holdings Ltd 458
39,412 Elecon Engineering Co Ltd 173
2,012 Electra Israel Ltd 1,087
3,499,153 Electrocomponents plc 37,676
225,151 e Electrolux Professional AB 945
189,282 Elgi Equipments Ltd 958
650,608 ElSewedy Electric Co 316
7,145,600 * Embraer S.A. 19,438
103,206 EMCOR Group, Inc 15,286
42,530 Emerson Electric Co 4,085
57,635 Encore Wire Corp 7,928
5,558 Energiekontor AG. 456
112,236 * Energy Recovery, Inc 2,300
10,912 * Energy Vault Holdings, Inc 34
409,609 Enerpac Tool Group Corp 10,425
11,293 EnerSys 834
44,181 * Engcon AB 282
228,293 Engineers India Ltd 217
58,143 *,e Enovix Corp 723
213,654 EnPro Industries, Inc 23,222
191,977 Epiroc AB 3,088
4,365 Epiroc AB 79
107,400 Esab Corp 5,039
5,279 ESAB India Ltd 264
150,842 ESCO Technologies, Inc 13,205
7,635 *,e ESS Tech, Inc 19
745,225 * Estithmar Holding QPSC 374
75,807 Eve Energy Co Ltd 955
216,103 * Evoqua Water Technologies Corp 8,558
192,998 Fagerhult AB 748
364,600 Fangda Carbon New Material Co Ltd 320
74,484 * Fanuc Ltd 11,146
3,766,631 Far Eastern Textile Co Ltd 3,903
520,445 Fastenal Co 24,627
179,987 Federal Signal Corp 8,364
173,965 Ferguson plc 21,840
497,439 Ferrovial S.A. 13,024
543,313 *,e Fincantieri S.p.A 308
411,370 Finning International, Inc 10,227
197,457 Finolex Cables Ltd 1,305
420,000 First Tractor Co 198
1,675,640 Fletcher Building Ltd 5,017
1,083,429 Flowserve Corp 33,240
1,820,204 FLSmidth & Co AS 65,982
62,836 *,e Fluence Energy, Inc 1,078
100,809 e Fluidra S.A. 1,567
361,377 * Fluor Corp 12,525
888,471 Fortive Corp 57,084
201,645 Fortune Brands Home & Security, Inc 11,516
3,232,008 e Fosun International 2,623
1,559 Franklin Electric Co, Inc 124

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
348,200 e Frencken Group Ltd $ 246
37,926 *,e FTC Solar, Inc 102
94,658 *,e FuelCell Energy, Inc 263
512,702 * Fugro NV 6,156
83,333 * Fuji Electric Holdings Co Ltd 3,145
78,945 Fuji Machine Manufacturing Co Ltd 1,150
1,006,578 Fujikura Ltd 7,566
63,439 Fujitec Co Ltd 1,440
13,339 Fukushima Industries Corp 424
31,656 Furukawa Co Ltd 303
72,244 Furukawa Electric Co Ltd 1,348
1,853,391 Gamuda BHD 1,579
7,500 Gaona Aero Material Co Ltd 49
11,779 Garden Reach Shipbuilders & Engineers Ltd 69
35,082 GARO AB 365
77,086 * Gates Industrial Corp plc 880
10,285 GATX Corp 1,094
67,284 GEA Group AG. 2,736
218 Geberit AG. 103
51,398 GEK Group of Cos S.A. 598
56,476 * Generac Holdings, Inc 5,685
162,684 General Dynamics Corp 40,364
52,541 General Electric Co 4,402
82,962 Georg Fischer AG. 5,082
139,615 * Gibraltar Industries, Inc 6,406
18,901 Giken Seisakusho Co, Inc 414
22,800 * Ginlong Technologies Co Ltd 589
23,859 * Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 304
1,914 Global Industrial Co 45
51,456 Glory Ltd 855
78,179 GMM Pfaudler Ltd 1,478
88,931 * GMS, Inc 4,429
51,213 * Godrej Industries Ltd 266
7,368 GoodWe Technologies Co Ltd 341
5,712 Gorman-Rupp Co 146
62,530 Gotion High-tech Co Ltd 258
55,106 Graco, Inc 3,706
661,625 Grafton Group plc 6,296
13,874 Granite Construction, Inc 487
73,279 Graphite India Ltd 330
15,022 * Great Lakes Dredge & Dock Corp 89
93,162 Greaves Cotton Ltd 157
9,697 Greenbrier Cos, Inc 325
4,087,000 g Greentown Management Holdings Co Ltd 3,127
153,346 Griffon Corp 5,488
51,868 Grindwell Norton Ltd 1,118
541,893 e Grupo Carso S.A. de C.V. (Series A1) 2,274
199,999 e Grupo Rotoplas SAB de C.V. 323
69,960 * GS Engineering & Construction Corp 1,177
34,042 GS Holdings Corp 1,181
69,454 GS Yuasa Corp 1,110
77,250 GT Capital Holdings, Inc 604
18,315 Guangdong Kinlong Hardware Products Co Ltd 273
16,800 Guangzhou Great Power Energy & Technology Co Ltd 188
116,565 Gulf Cable & Electrical Industries Co KSCP 466
77,910 *,e,g GVS S.p.A 339
244,903 GWA International Ltd 341
49,674 H&E Equipment Services, Inc 2,255
734,497 Haitian International Holdings Ltd 1,958
357,390 Hangzhou Steam Turbine Co 444
53,679 Hanwa Co Ltd 1,517
40,418 * Hanwha Corp 823

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
20,362 * Hanwha Corp (3P) $ 224
72,632 * Hanwha Systems Co Ltd 607
582,081 HAP Seng Consolidated BHD 845
1,146,000 * Harbin Power Equipment 457
49,500 e Harmonic Drive Systems, Inc 1,387
172,010 Havells India Ltd 2,282
54,217 *,e Hayward Holdings, Inc 510
156,036 Hazama Ando Corp 996
40,648 * HDC Hyundai Development Co-Engineering & Construction 323
13,752 HEG Ltd 171
5,788 HEICO Corp 889
71,270 HEICO Corp (Class A) 8,542
287,178 * Heidelberger Druckmaschinen 450
7,783 Helios Technologies, Inc 424
190,707 Hensoldt AG. 4,518
735 Herc Holdings, Inc 97
136,913 * Hexagon Composites ASA 379
88,591 *,e Hexagon Purus Holding AS. 188
165,390 Hexatronic Group AB 2,253
68,685 Hexcel Corp 4,042
43,203 Hillenbrand, Inc 1,843
41,015 * Hillman Solutions Corp 296
278,800 Hino Motors Ltd 1,059
9,900 Hirata Corp 410
212,459 * Hitachi Construction Machinery Co Ltd 4,735
2,512,929 * Hitachi Ltd 126,441
947,720 Hitachi Zosen Corp 5,922
288,643 Hiwin Technologies Corp 1,708
27,473 Hochtief AG. 1,543
2,129,398 Honeywell International, Inc 456,330
19,585 Hongfa Technology Co Ltd 94
97,924 Hoshizaki Electric Co Ltd 3,443
1,780,754 Howden Joinery Group plc 12,024
605,560 Howmet Aerospace, Inc 23,865
2,285,000 *,† Hsin Chong Group Holdings Ltd 3
267,607 Hubbell, Inc 62,802
33,700 Hubei Feilihua Quartz Glass Co Ltd 267
16,254 Huber & Suhner AG. 1,520
3,041 * Hudson Technologies, Inc 31
57,455 Huntington Ingalls 13,254
426,622 Husqvarna AB (B Shares) 2,996
13,624 * Hydrofarm Holdings Group, Inc 21
40,661 *,e Hyliion Holdings Corp 95
7,345 * Hyosung Corp 390
5,090 * Hyosung Heavy Industries Corp 314
3,159 Hyster-Yale Materials Handling, Inc 80
11,897 * Hyundai Construction Equipment Co Ltd 588
20,655 * Hyundai Electric & Energy System Co Ltd 697
27,010 * Hyundai Elevator Co Ltd 607
52,152 * Hyundai Engineering & Construction Co Ltd 1,442
27,725 * Hyundai Heavy Industries 1,559
19,126 * Hyundai Heavy Industries Co Ltd 1,763
16,660 * Hyundai Mipo Dockyard 1,116
86,029 * Hyundai Rotem Co Ltd 1,937
31,377 Idec Corp 692
21,381 IDEX Corp 4,882
855 * IES Holdings, Inc 30
2,934,600 IJM Corp BHD 1,067
231,211 Illinois Tool Works, Inc 50,936
530,755 IMI plc 8,289
13,752 * Implenia AG. 567
102,936 Inaba Denki Sangyo Co Ltd 2,106

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
44,998 Inabata & Co Ltd $ 813
14,271 g IndiaMart InterMesh Ltd 744
21,860 Indus Holding AG. 512
28,839 *,e Industrie De Nora S.p.A 443
1,672,777 Industries Qatar QSC 5,904
323,788 Indutrade AB 6,566
306,360 INFRONEER Holdings, Inc 2,328
512,115 Ingersoll Rand, Inc 26,758
9,108 Ingersoll-Rand India Ltd 211
2,803,600 *,† Inovisi Infracom Tbk PT 0 ^
280,052 * InPost S.A. 2,366
166,171 Instalco AB 632
1,073 Insteel Industries, Inc 30
71,820 Interpump Group S.p.A. 3,242
648 e Interroll Holding AG. 1,647
147,818 Investment AB Latour 2,796
44,418 INVISIO AB 701
189,761 Inwido AB 2,019
113,000 Iochpe-Maxion S.A. 252
102,241 IRB Infrastructure Developers Ltd 359
15,459 * IS Dongseo Co Ltd 346
24,857 ISGEC Heavy Engineering Ltd 144
366,600 Ishikawajima-Harima Heavy Industries Co Ltd 10,620
19,948 Italmobiliare S.p.A 546
368,011 *,e Itm Power plc 409
1,213,062 Itochu Corp 38,057
140,277 ITT, Inc 11,376
218,333 * Iveco Group NV 1,299
241,191 Jamna Auto Industries Ltd 305
702,176 * Janus International Group, Inc 6,685
9,232 Japan Pulp & Paper Co Ltd 358
64,161 Japan Steel Works Ltd 1,260
38,200 Jardine Cycle & Carriage Ltd 816
161,168 Jardine Matheson Holdings Ltd 8,199
47,400 e JDC Corp 206
464,575 * JELD-WEN Holding, Inc 4,483
3,299,066 JG Summit Holdings (Series B) 2,983
360,500 JGC Corp 4,570
83,504 Jiangsu Hengli Hydraulic Co Ltd 757
213,718 Jiangsu Zhongtian Technology Co Ltd 496
95,900 * Jiangxi Special Electric Motor Co Ltd 240
1,042 John Bean Technologies Corp 95
153,625 Johns Lyng Group Ltd 646
976,124 Johnson Controls International plc 62,472
12,655 g JOST Werke AG. 711
370,500 *,e JTOWER, Inc 16,943
5,902 Judges Scientific plc 602
49,115 Jungheinrich AG. 1,391
2,818 Kaba Holding AG. 1,033
413 Kadant, Inc 73
96,021 Kajaria Ceramics Ltd 1,343
266,599 Kajima Corp 3,102
66,804 Kalpataru Power Transmission Ltd 451
8,545 Kaman Corp 191
34,600 Kanamoto Co Ltd 592
232,301 Kandenko Co Ltd 1,517
82,100 Kanematsu Corp 932
2,819,330 KAP Industrial Holdings Ltd 734
35,935 Kardex AG. 5,900
14,400 e Katakura Industries Co Ltd 190
282,900 Kawasaki Heavy Industries Ltd 6,567
10,584 KCC Glass Corp 309

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
146,518 KEC International Ltd $ 874
121,600 Keda Industrial Group Co Ltd 248
63,448 KEI Industries Ltd 1,121
98,800 Keihan Electric Railway Co Ltd 2,576
112,852 Keller Group plc 1,091
13,622 *,e Kempower Oyj 309
6,320 Kennametal India Ltd 170
24,093 Kennametal, Inc 580
12,124 *,e KEPCO Engineering & Construction Co, Inc 522
1,468,147 Keppel Corp Ltd 7,962
493,948 * Kier Group plc 354
247,271 Kinden Corp 2,692
997 Kingspan Group plc 54
110,000 Kinik Co 375
74,001 KION Group AG. 2,108
243,000 e Kitz Corp 1,455
85,437 Kloeckner & Co AG. 839
701,451 Knorr-Bremse AG. 38,161
134,623 KNR Constructions Ltd 413
753,533 KOC Holding AS 3,381
927,120 Komatsu Ltd 20,039
3,709 Komax Holding AG. 1,036
211,924 Kone Oyj (Class B) 10,972
59,777 Konecranes Oyj 1,843
447,266 Kongsberg Gruppen ASA 19,037
236,305 * Koninklijke BAM Groep NV 550
61,059 Kontrolmatik Enerji Ve Muhendislik AS. 517
78,513 * Korea Aerospace Industries Ltd 3,173
6,290 Korea Electric Terminal Co Ltd 258
386,899 * Kornit Digital Ltd 8,887
1,443,500 * Kratos Defense & Security Solutions, Inc 14,897
14,311 Krones AG. 1,599
13,858 KSB Ltd 323
95,976 Kuang-Chi Technologies Co Ltd 235
990,212 Kubota Corp 13,528
31,204 Kumagai Gumi Co Ltd 622
45,000 Kung Long Batteries Industrial Co Ltd 200
90,487 Kurita Water Industries Ltd 3,738
25,054 Kyokuto Kaihatsu Kogyo Co Ltd 273
98,955 Kyowa Exeo Corp 1,682
41,022 Kyudenko Corp 1,015
7,837 * Kyung Dong Navien Co Ltd 210
69,498 L3Harris Technologies, Inc 14,470
3,506 Lakshmi Machine Works Ltd 513
752,045 Larsen & Toubro Ltd 18,902
29,788 Legrand S.A. 2,388
26,114 Lennox International, Inc 6,247
413,373 Leonardo S.p.A. 3,565
103,025 * LG Corp 6,379
52,486 *,e LG Energy Solution 18,090
29,371 * LG International Corp 791
407,365 Lifco AB 6,819
61,450 LIG Nex1 Co Ltd 4,492
28,650 Lincoln Electric Holdings, Inc 4,140
79,758 Lindab International AB 976
232 Lindsay Corp 38
68,951 *,e Lion Electric Co 155
21,366 LISI 445
284,950 LIXIL Group Corp 4,296
612,500 e LK Technology Holdings Ltd 500
193,714 Lockheed Martin Corp 94,240
2,252,000 Lonking Holdings Ltd 394

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
82,954 * LS Cable Ltd $ 4,580
13,832 * LS Industrial Systems Co Ltd 619
2,318,300 LT Group, Inc 383
184,000 *,e Luoyang Glass Co Ltd 193
18,530 † Luoyang Xinqianglian Slewing Bearing Co Ltd 142
119,384 Luxfer Holdings plc 1,638
32,097 * LX Holdings Corp 215
45,593 e Maas Group Holdings Ltd 82
46,332 e Mabuchi Motor Co Ltd 1,310
161,405 e Maire Tecnimont S.p.A 537
25,939 Makino Milling Machine Co Ltd 847
226,691 Makita Corp 5,281
2,025,200 Malaysian Resources Corp BHD 135
11,755 e Manitou BF S.A. 312
218,986 * Manitowoc Co, Inc 2,006
45,646 Mannai Corp QSC 96
550,800 Marcopolo S.A. 296
54,965 *,e Markforged Holding Corp 64
1,310,940 Marubeni Corp 15,018
17,000 MARUKA FURUSATO Corp 461
1,071,686 Masco Corp 50,016
803 * Masonite International Corp 65
49,361 * Mastec, Inc 4,212
200,704 * Masterbrand, Inc 1,515
20,900 Max Co Ltd 309
22,157 Maxar Technologies, Inc 1,146
2,387 MBB SE 236
4,290 McGrath RentCorp 424
52,670 *,e McPhy Energy S.A. 691
165,459 *,e MDA Ltd 782
164,656 MDU Resources Group, Inc 4,996
1,155,500 MECOM Power and Construction Ltd 291
35,271 Meidensha Corp 499
26,464 Melrose Industries plc 43
43,238 * Mercury Systems, Inc 1,934
917,003 Metallurgical Corp of China Ltd 418
71,300 METAWATER Co Ltd 876
673,444 Metso Outotec Oyj 6,935
33,466 *,e Microvast Holdings, Inc 51
14,620 * Middleby Corp 1,958
38,094 Mie Kotsu Group Holdings, Inc 140
3,309 Miller Industries, Inc 88
62,200 Mills Estruturas e Servicos de 135
346,290 Minebea Co Ltd 5,131
136,300 Ming Yang Smart Energy Group Ltd 494
316,062 Miraito Holdings Corp 3,643
288,254 MISUMI Group, Inc 6,265
1,530,235 Mitsubishi Corp 49,679
3,911,177 Mitsubishi Electric Corp 38,756
303,938 Mitsubishi Heavy Industries Ltd 12,011
29,800 Mitsubishi Nichiyu Forklift Co Ltd 157
25,950 Mitsuboshi Belting Co Ltd 673
1,997,469 Mitsui & Co Ltd 58,178
89,100 Miura Co Ltd 2,043
33,466 *,e Momentus, Inc 26
318,573 Monadelphous Group Ltd 2,895
4,899,360 MonotaRO Co Ltd 69,012
33,982 *,g Montana Aerospace AG. 527
12,191 Moog, Inc (Class A) 1,070
366,632 Morgan Crucible Co plc 1,394
74,760 Morgan Sindall plc 1,390
116,744 e Mori Seiki Co Ltd 1,546

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
62,800 Morita Holdings Corp $ 552
841,455 * MRC Global, Inc 9,744
36,606 MSC Industrial Direct Co (Class A) 2,991
13,325 MTAR Technologies Ltd 260
78,924 MTU Aero Engines Holding AG. 16,979
168,831 Mueller Industries, Inc 9,961
3,305 Mueller Water Products, Inc (Class A) 36
3,548,629 * Multiply Group 4,473
287,169 g Munters Group AB 2,831
111,242 * MYR Group, Inc 10,242
111,900 Nabtesco Corp 2,838
11,933 Nachi-Fujikoshi Corp 325
667,014 Nagarjuna Construction Co 675
96,600 Nagase & Co Ltd 1,460
446,916 NARI Technology Co Ltd 1,562
178,569 National Central Cooling Co PJSC 144
1,892,237 National Industries Group Holding SAK 1,351
1,607 National Presto Industries, Inc 110
1,923,672 NBCC India Ltd 901
228,273 NCC AB (B Shares) 2,133
1,600,064 *,e NEL ASA 2,266
66,232 Nexans S.A. 5,995
59,619 e NFI Group, Inc 419
49,704 NGK Insulators Ltd 630
1,662,694 Nibe Industrier AB 15,519
58,140 Nichias Corp 1,039
12,200 Nichiden Corp 159
26,445 Nichiha Corp 531
3,152 Nidec Corp 162
54,067 e Nikkiso Co Ltd 387
21,991 *,e Nikola Corp 48
13,548 * Nilfisk Holding A.S. 284
13,300 Ningbo Deye Technology Co Ltd 633
38,100 Ningbo Orient Wires & Cables Co Ltd 370
30,618 Ningbo Ronbay New Energy Technology Co Ltd 301
11,500 Nippon Carbon Co Ltd 367
29,959 Nippon Densetsu Kogyo Co Ltd 355
3,100 Nippon Road Co Ltd 139
12,517 Nippon Steel Trading Co Ltd 877
32,365 Nishimatsu Construction Co Ltd 962
117,700 Nishio Rent All Co Ltd 2,773
137,331 Nisshinbo Industries, Inc 1,012
132,100 Nissin Electric Co Ltd 1,252
14,700 Nitta Corp 312
28,500 Nitto Boseki Co Ltd 411
29,935 Nitto Kogyo Corp 535
116,440 * NKT Holding AS 6,573
2,400 *,†,e Noble Group Ltd 0 ^
218,482 Nolato AB 1,145
138,799 *,e Nordex AG. 1,953
68,672 Nordson Corp 16,325
5,183 Noritake Co Ltd 158
60,551 e Noritsu Koki Co Ltd 1,089
21,631 Noritz Corp 236
28,466 NORMA Group 514
113,400 North Industries Group Red Arrow Co Ltd 319
366,750 Northrop Grumman Corp 200,102
2,382 * Northwest Pipe Co 80
762,172 * NOW, Inc 9,680
404,130 NRW Holdings Ltd 771
392,900 NSK Ltd 2,072
435,561 NTN Corp 863

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
9,786 * NuScale Power Corp $ 100
458 * NV5 Global Inc 61
835,204 nVent Electric plc 32,130
1,679,000 NWS Holdings Ltd 1,449
10,846 e Obara Corp 297
408,009 Obayashi Corp 3,082
709,542 OC Oerlikon Corp AG. 4,653
5,961 OHB AG. 206
30,621 Oiles Corp 339
25,867 Okuma Holdings, Inc 916
25,800 Okumura Corp 584
44,533 Olectra Greentech Ltd 266
28,548 Organo Corp 634
90,406 OSG Corp 1,238
17,401 Oshkosh Corp 1,535
9 OSRAM Licht AG. 0 ^
256,886 Otis Worldwide Corp 20,117
9,118 Otokar Otobus Karoseri Sanayi AS 506
321,561 Owens Corning, Inc 27,429
200,900 * OX2 AB 1,696
464,683 PACCAR, Inc 45,990
16,055 Palfinger AG. 407
6,134 Park Aerospace Corp 82
616,178 Parker-Hannifin Corp 179,308
105,782 * Parsons Corp 4,892
175,596 Peab AB (Series B) 996
160,424 Pentair plc 7,216
1,607,500 Pentamaster Corp BHD 1,615
267,546 Penta-Ocean Construction Co Ltd 1,250
16,734 People & Technology, Inc 577
36,782 PER Aarsleff A.S. 1,387
3,619 Pfeiffer Vacuum Technology AG. 664
87,809 * PGT Innovations, Inc 1,577
444,945 *,e Plug Power, Inc 5,504
138,567 PNC Infratech Ltd 482
36,923 PNE AG. 844
60,771 Polycab India Ltd 1,884
516,716 Polypipe Group plc 1,755
19,901 Porr AG. 251
2,796 Powell Industries, Inc 98
613,269 Power Construction Corp of China Ltd 623
41,399 *,e PowerCell Sweden AB 474
3,397,000 * PP Persero Tbk PT 156
81,990 Praj Industries Ltd 352
759 Preformed Line Products Co 63
15,251 Primoris Services Corp 335
40,560 Prince Pipes & Fittings Ltd 292
41,495 *,e Proterra, Inc 156
7,043 * Proto Labs, Inc 180
99,997 Prysmian S.p.A. 3,715
9,235 Pylon Technologies Co Ltd 419
2,221,119 * Q Holding PJSC 2,419
1,759,507 QinetiQ plc 7,566
10,108 Quanex Building Products Corp 239
135,937 Quanta Services, Inc 19,371
34,300 Raito Kogyo Co Ltd 492
211,700 Randon Participacoes S.A. 328
527,424 Ras Al Khaimah Ceramics 407
5,199 Rational AG. 3,087
5,189,374 Raytheon Technologies Corp 523,712
7,573 * RBC Bearings, Inc 1,585
372,000 *,e Realord Group Holdings Ltd 422

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
21,438 *,e Redwire Corp $ 42
228,367 Reece Ltd 2,183
54,074 Regal-Beloit Corp 6,488
790,574 Reliance Worldwide Corp Ltd 1,581
20,800 *,e ReneSola Ltd (ADR) 94
42,150 * Resideo Technologies, Inc 693
144,564 Reunert Ltd 443
10,566 REV Group, Inc 133
519,689 Rexel S.A. 10,279
131,136 Rheinmetall AG. 26,106
52,383 e Richelieu Hardware Ltd 1,401
2,674 Rieter Holding AG. 302
64,400 Riyue Heavy Industry Co Ltd 188
34,955 *,e Rocket Lab USA, Inc 132
90,064 Rockwell Automation, Inc 23,198
60 Rockwool International AS (B Shares) 14
8,419 * Rolex Rings Ltd 183
8,710,308 * Rolls-Royce Group plc 9,729
2,015,170 Rotork plc 7,489
63,000 Ruentex Engineering & Construction Co 257
217,950 Run Long Construction Co Ltd 494
113,820 Rush Enterprises, Inc (Class A) 5,951
2,384 Rush Enterprises, Inc (Class B) 134
62,456 Russel Metals, Inc 1,328
138,650 Saab AB (Class B) 5,464
387,773 Sacyr Vallehermoso S.A. 1,077
582,145 Safran S.A. 72,916
26,834 Salcef S.p.A 499
82,900 Sam Engineering & Equipment M Bhd 93
151,840 * SAM KANG M&T Co Ltd 2,424
114,830 * Samsung C&T Corp 10,345
101,418 * Samsung Engineering Co Ltd 1,794
406,648 * Samsung Heavy Industries Co Ltd 1,648
36,563 * Samsung Techwin Co Ltd 2,129
2,474,928 Sandvik AB 44,726
35,900 Sanki Engineering Co Ltd 422
190,141 Sanwa Shutter Corp 1,751
1,320,000 Sany Heavy Equipment International 1,350
625,857 Sany Heavy Industry Co Ltd 1,417
9,500 Sanyo Denki Co Ltd 412
43,364 Saudi Ceramic Co 330
45,335 e Savaria Corp 468
101,536 Schindler Holding AG. 19,097
131,251 Schindler Holding AG. (Registered) 23,671
557,238 Schneider Electric S.A. 78,255
958 e Schweiter Technologies AG. 761
7,845 Scope Metals Group Ltd 292
15,395 Sekisui Jushi Corp 218
17,735,792 * SembCorp Marine Ltd 1,830
11,991 Semperit AG. Holding 254
646,996 Senior plc 979
66,878 Sensata Technologies Holding plc 2,701
165,534 e Seven Group Holdings Ltd 2,354
15,552 SFA Engineering Corp 448
19,340 SFS Group AG. 1,830
50,102 *,e SGL Carbon AG. 370
380,627 Shanghai Construction Group Co Ltd 142
456,300 Shanghai Diesel Engine Co Ltd 182
857,803 Shanghai Electric Group Co Ltd 485
387,800 Shanghai Highly Group Co Ltd 176
399,000 Shanghai Industrial Holdings Ltd 492
232,800 Shanghai Mechanical and Electrical Industry Co Ltd 237

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
414,100 * Shanghai Zhongyida Co Ltd $ 224
135,909 Shapir Engineering and Industry Ltd 1,072
168,040 Shenzhen Inovance Technology Co Ltd 1,677
20,300 Shenzhen Kstar Science And Technology Co Ltd 168
23,736 Shibaura Machine Co Ltd 468
15,800 Shibuya Kogyo Co Ltd 275
285,753 * Shikun & Binui Ltd 797
28,200 e Shima Seiki Manufacturing Ltd 394
344,244 Shimizu Corp 1,837
395,000 Shin Zu Shing Co Ltd 1,046
39,184 Shinko Plantech Co Ltd 391
43,500 Shinmaywa Industries Ltd 347
67,272 * Shoals Technologies Group, Inc 1,660
39,708 SHO-BOND Holdings Co Ltd 1,691
144,032 Shyft Group, Inc 3,581
96,600 * Sichuan New Energy Power Co Ltd 247
298,100 Sichuan Road & Bridge Co Ltd 476
1,453,612 Siemens AG. 200,382
1,907,421 Siemens Energy AG. 35,814
76,014 Siemens India Ltd 2,592
43,800 Sieyuan Electric Co Ltd 240
787,051 *,e SIG plc 280
323,611 g Signify NV 10,894
1,886,659 Sime Darby BHD 985
82,400 Simpson Manufacturing Co, Inc 7,306
602,907 Singapore Technologies Engineering Ltd 1,509
4,643,400 Sino Thai Engineering & Construction PCL 1,820
2,010,500 Sinopec Engineering Group Co Ltd 882
39,121 * SiteOne Landscape Supply, Inc 4,590
1,715,360 *,e Sitios Latinoamerica SAB de C.V. 823
44,963 SK Holdings Co Ltd 6,745
518,289 * SK Networks Co Ltd 1,595
2,190 Skanska AB (B Shares) 35
373,093 e SKF AB (B Shares) 5,698
29,988 SKF India Ltd 1,629
160,568 SM Investments Corp 2,604
22,163 SMC Corp 9,254
1,280,413 Smiths Group plc 24,574
48,827 Snap-On, Inc 11,156
174,746 e SNC-Lavalin Group, Inc 3,079
244,102 Sojitz Holdings Corp 4,651
10,934 Solar Holdings AS (B Shares) 979
21,523 *,e Soltec Power Holdings S.A. 95
7,475 Somfy S.A. 1,142
97,943 Spirax-Sarco Engineering plc 12,510
91,849 Spirit Aerosystems Holdings, Inc (Class A) 2,719
300,057 * SPX Technologies, Inc 19,699
24,593 Stabilus SE 1,648
49,939 e Stadler Rail AG. 1,777
7,085 Standex International Corp 726
125,933 Stanley Black & Decker, Inc 9,460
50,266 Star Micronics Co Ltd 616
5,480,900 * STARK Corp PCL 395
11,212 Steico SE 517
235,006 *,e Stem, Inc 2,101
55,655 * Sterling & Wilson Solar Ltd 180
39,954 * Sterling Construction Co, Inc 1,310
1,465,145 Storskogen Group AB 1,050
15,810 Strabag SE 662
18,543 e Sulzer AG. 1,442
716,070 Sumitomo Corp 11,903
17,297 Sumitomo Densetsu Co Ltd 318

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
245,300 Sumitomo Heavy Industries Ltd $ 4,897
144,137 Sumitomo Mitsui Construction Co Ltd 457
1,452,000 * Sun King Power Electronics Group Ltd 300
95,270 Sungrow Power Supply Co Ltd 1,529
317,345 * Sunrun, Inc 7,623
71,763 Sunwoda Electronic Co Ltd 218
2,444,500 *,†,e Superb Summit International Group Ltd 3
10,400 Suzhou Maxwell Technologies Co Ltd 615
5,638,675 * Suzlon Energy Ltd 721
219,689 Sweco AB 2,107
639,280 Ta Ya Electric Wire & Cable 421
90,422 e Tadano Ltd 624
511,995 *,e Taihan Electric Wire Co Ltd 607
7,743 Taihei Dengyo Kaisha Ltd 192
25,853 Taikisha Ltd 653
114,186 Taisei Corp 3,682
1,339,000 Taiwan Glass Industrial Corp 924
11,439 Takamatsu Corp 166
22,164 Takara Standard Co Ltd 232
84,641 Takasago Thermal Engineering Co Ltd 1,143
184,800 Takeuchi Manufacturing Co Ltd 4,058
56,700 Takuma Co Ltd 528
77,852 e,g Talgo S.A. 275
1,780,000 * Tatung Co Ltd 1,994
75,000 Taurus Armas S.A. 189
283,066 TBEA Co Ltd 815
1,330,475 Techtronic Industries Co 14,777
1,619,000 Teco Electric and Machinery Co Ltd 1,448
163,166 Tekfen Holding AS 432
3,139 Tennant Co 193
311,996 Terex Corp 13,328
7,215 *,e Terran Orbital Corp 11
12,201 Textainer Group Holdings Ltd 378
129,834 Textron, Inc 9,192
48,171 Thales S.A. 6,155
5,160,000 * Theme International Holdings Ltd 521
48,120 Thermax Ltd 1,143
141,202 * Thermon Group Holdings 2,835
120,200 *,e THK Co Ltd 2,273
12,149,400 Thoresen Thai Agencies PCL 2,871
16,461 Timken Co 1,163
25,656 Timken India Ltd 963
122,518 * Titan International, Inc 1,877
137,535 * Titan Machinery, Inc 5,464
129,846 Titan Wind Energy Suzhou Co Ltd 282
39,858 TKH Group NV 1,590
5,600 Toa Corp/Tokyo 101
63,111 Tocalo Co Ltd 548
201,456 Toda Corp 1,080
4,615 Toenec Corp 123
98,800 Tokai Corp 645
66,902 Tokyu Construction Co Ltd 323
37,328 Toro Co 4,226
204,407 Toromont Industries Ltd 14,751
133,092 Toshiba Corp 4,625
25,577 Totetsu Kogyo Co Ltd 509
89,528 Toto Ltd 3,037
73,503 Toyo Construction Co Ltd 478
16,900 e Toyo Tanso Co Ltd 480
92,771 Toyota Industries Corp 5,040
490,958 Toyota Tsusho Corp 18,060

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,171 * TPI Composites, Inc $ 22
1,146,087 Trane Technologies plc 192,646
56,846 TransDigm Group, Inc 35,793
218,546 Travis Perkins plc 2,337
470,939 Trelleborg AB (B Shares) 10,878
102,190 * Trex Co, Inc 4,326
21,638 Trinity Industries, Inc 640
18,714 Triton International Ltd 1,287
220,119 * Triumph Group, Inc 2,316
485,114 Triveni Turbine Ltd 1,523
41,091 Troax Group AB 720
50,410 Trusco Nakayama Corp 774
22,090 Tsubakimoto Chain Co 498
32,500 Tsugami Corp 285
14,468 Turk Traktor ve Ziraat Makineleri AS 509
1,473,446 Turkiye Sise ve Cam Fabrikalari AS 3,370
12,976 * Tutor Perini Corp 98
25,392 * TY Holdings Co Ltd 212
219,052 Tyman plc 596
139,029 UFP Industries, Inc 11,018
10,000 Union Tool Co 244
159,000 United Integrated Services Co Ltd 943
117,763 * United Rentals, Inc 41,855
276,219 * Univar Solutions Inc 8,784
51,432 e Uponor Oyj 915
102,500 Ushio, Inc 1,257
417,500 UWC BHD 381
168,590 e Valmet Corp 4,551
10,434 Valmont Industries, Inc 3,450
20,244 e Varta AG. 485
27,430 g VAT Group AG. 7,530
53,504 * Vectrus, Inc 2,209
108,709 Veidekke ASA 1,069
13,054 *,e Velo3D, Inc 23
206,601 Ventia Services Group Pty Ltd 338
21,328 Veritiv Corp 2,596
250,805 e Vertiv Holdings Co 3,426
641,147 Vestas Wind Systems A.S. 18,703
95,999 *,e Vestum AB 159
238,275 Vesuvius plc 1,164
173,269 V-Guard Industries Ltd 547
5,630 * Vicor Corp 303
34,305 *,e View, Inc 33
834,343 Vinci S.A. 83,173
36,671 *,e Virgin Galactic Holdings, Inc 128
25,575 Volati AB 214
132,803 Volex plc 402
228,224 Voltas Ltd 2,202
70,000 Voltronic Power Technology Corp 3,512
217,913 Volution Group plc 961
1,200 Volvo AB (A Shares) 23
275,375 Volvo AB (B Shares) 4,974
9,242 Vossloh AG. 384
231,772 W.W. Grainger, Inc 128,923
229,176 Wabash National Corp 5,179
105,510 Wacker Construction Equipment AG. 1,838
38,500 Wakita & Co Ltd 348
2,790,848 Walsin Lihwa Corp 4,282
463,348 Wartsila Oyj (B Shares) 3,907
9,448,700 * Waskita Karya Persero Tbk PT 218
28,581 Watsco, Inc 7,128

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,939 Watts Water Technologies, Inc (Class A) $ 430
336,749 e Webuild SpA 495
1,791,050 Weg S.A. 13,011
1,326,709 Weichai Power Co Ltd 1,754
313,486 Weichai Power Co Ltd (Class A) 458
1,215,516 Weir Group plc 24,449
92,294 * WESCO International, Inc 11,555
1,044,589 Westinghouse Air Brake Technologies Corp 104,260
3,505,300 * Wijaya Karya Persero Tbk PT 180
190,404 * WillScot Mobile Mini Holdings Corp 8,601
59,750 Wilson Bayly Holmes-Ovcon Ltd 312
47,463 Woodward Inc 4,585
143,522 e WSP Global, Inc 16,651
24,880 Wuxi Shangji Automation Co Ltd 377
17,660 e XANO Industri AB 188
774,838 XCMG Construction Machinery Co Ltd 564
138,911 Xiamen C & D, Inc 272
271,767 Xinjiang Goldwind Science & Technology Co Ltd - A 429
911,613 Xinjiang Goldwind Science & Technology Co Ltd - H 808
1,833,000 Xinyi Glass Holdings Co Ltd 3,387
150,000 Xxentria Technology Materials Corp 288
50,145 Xylem, Inc 5,545
25,780 YAMABIKO Corp 214
55,670 Yamazen Corp 422
2,550,000 Yangzijiang Shipbuilding 2,590
1,622 Yaskawa Electric Corp 52
162,549 *,g Yellow Cake plc 730
61,379 Yokogawa Bridge Holdings Corp 872
13,552 Yuasa Trading Co Ltd 372
40,800 Yurtec Corp 227
14,246 Zehnder Group AG. 865
254,400 Zhefu Holding Group Co Ltd 143
141,363 Zhejiang Chint Electrics Co Ltd 562
14,592 Zhejiang Dingli Machinery Co Ltd 100
22,840 Zhejiang HangKe Technology, Inc Co 144
87,751 Zhejiang Weixing New Building Materials Co Ltd 268
45,183 Zhuzhou CRRC Times Electric Co Ltd 353
612,100 Zhuzhou CSR Times Electric Co Ltd 3,023
168,500 Zhuzhou Kibing Group Co Ltd 275
550,139 Zoomlion Heavy Industry Science and Technology Co Ltd - A 430
103,793 e Zurn Water Solutions Corp 2,195
TOTAL CAPITAL GOODS 8,348,897
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
191,967 ABM Industries, Inc 8,527
84,962 * Accelleron Industries AG. 1,759
799,869 ACCO Brands Corp 4,471
17,608 *,e ACV Auctions, Inc 145
162,700 Adecco S.A. 5,352
48,120 Aeon Delight Co Ltd 1,103
206,228 AF AB 3,381
1,190,837 *,e Aker Carbon Capture AS. 1,398
185,783 *,e Aker Horizons Holding ASA 244
875,268 * Alight, Inc 7,317
102,743 Alpha Financial Markets Consulting plc 590
467,341 ALS Ltd 3,875
7,567 Amadeus Fire AG 934
51,400 Ambipar Participacoes e Empreendimentos S 204
38,678 * Anaergia, Inc 124
231,665 APM Human Services International ltd 376
271,413 Applus Services S.A. 1,868

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
105,974 e Aris Water Solution, Inc $ 1,527
185,652 * ASGN Inc 15,127
15,219 *,e Atlas Technical Consultants, Inc 78
12,731 Barrett Business Services, Inc 1,188
719,990 BayCurrent Consulting, Inc 22,413
40,809 g Befesa S.A. 1,969
229,323 Beijing Originwater Technology Co Ltd 156
609,000 Benefit One, Inc 8,891
56,547 BeNEXT Group Inc 727
6,245 Bertrandt AG. 266
315,240 g Biffa plc 1,553
29,427 Bilfinger Berger AG. 848
104,500 Binjiang Service Group Co Ltd 254
167,800 Boa Vista Servicos S.A. 230
196,091 Booz Allen Hamilton Holding Co 20,495
109,957 e Boyd Group Services, Inc 16,986
4,454 Brady Corp (Class A) 210
1,471,949 Brambles Ltd 12,071
207,060 g Bravida Holding AB 2,219
12,860 * BrightView Holdings, Inc 89
43,988 Brink's Co 2,363
21,259 Brunel International NV 218
399,777 Bureau Veritas S.A. 10,536
18,743 * CACI International, Inc (Class A) 5,634
12,258 e Calian Group Ltd 605
12,708 * Casella Waste Systems, Inc (Class A) 1,008
106,889 Caverion Corp 792
102,270 * CBIZ, Inc 4,791
5,950 Cewe Color Holding AG. 564
1,834,500 * China Conch Environment Protection Holdings Ltd 739
2,733,085 China Everbright International Ltd 1,217
844 * Cimpress plc 23
75,204 Cintas Corp 33,964
19,413 * Clarivate Analytics plc 162
42,045 * Clean Harbors, Inc 4,798
71,000 Cleanaway Co Ltd 415
2,247,675 Cleanaway Waste Management Ltd 4,005
50,986 CMS Info Systems Ltd 192
86,062 g Coor Service Management Holding AB 530
384,874 * Copart, Inc 23,435
36,784 * CoreCivic, Inc 425
215,204 * CoStar Group, Inc 16,631
9,216 CRA International, Inc 1,128
1,320,000 *,†,e CT Environmental Group Ltd 2
1,222,900 CTOS Digital Bhd 394
1,364,433 Dai Nippon Printing Co Ltd 27,411
42,665 Daiseki Co Ltd 1,464
4,454 Danel Adir Yeoshua Ltd 350
13,204 Deluxe Corp 224
108,808 Derichebourg 644
92,856 DKSH Holding AG. 7,042
6,325 * DO & CO AG. 600
674,754 Downer EDI Ltd 1,696
51,120 * Driven Brands Holdings, Inc 1,396
203,919 Dun & Bradstreet Holdings, Inc 2,500
37,998 Duskin Co Ltd 863
451,000 e Dynagreen Environmental Protection Group Co Ltd 145
8,914 Ecopro HN Co Ltd 320
26,000 ECOVE Environment Corp 209
347,401 Elis S.A. 5,128
28,720 en-japan, Inc 526

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
86,066 Ennis, Inc $ 1,907
10,770 Equifax, Inc 2,093
546,835 Experian Group Ltd 18,520
26,666 Exponent, Inc 2,642
29,016 Fila S.p.A 216
389,149 * First Advantage Corp 5,059
11,606 * Forrester Research, Inc 415
63,624 * Franklin Covey Co 2,976
3,737,400 Frontken Corp BHD 2,608
29,025 *,e FTI Consulting, Inc 4,609
20,365 Fullcast Co Ltd 435
94,954 e Funai Soken Holdings, Inc 1,953
14,539 * GDI Integrated Facility Services, Inc 489
256,769 *,e Geo Group, Inc 2,812
210,198 GFL Environmental, Inc 6,138
234,900 *,g GPS Participacoes e Empreendimentos S.A. 529
19,473 Grupa Pracuj S.A. 182
197,464 * Harsco Corp 1,242
1,658,665 Hays plc 2,325
40,270 Healthcare Services Group 483
5,939 Heidrick & Struggles International, Inc 166
75,210 * Heritage-Crystal Clean, Inc 2,443
56,647 e Herman Miller, Inc 1,190
869 HNI Corp 25
308,103 HomeServe plc 4,459
12,338 * Huron Consulting Group, Inc 896
122,252 * IAA, Inc 4,890
178,409 ICF International, Inc 17,671
256,135 Indian Railway Catering & Tourism Corp Ltd 1,975
212,212 Insource Co Ltd 2,496
43,905 Insperity, Inc 4,988
30,740 * Insun ENT Co Ltd 201
57,374 Interface, Inc 566
164,002 Intertek Group plc 7,979
817,729 e Intrum Justitia AB 9,897
201,413 IPH Ltd 1,184
744 IR Japan Holdings Ltd 10
161,361 * ISS AS 3,415
11,600 JAC Recruitment Co Ltd 213
103,169 Jacobs Solutions, Inc 12,388
1,295,900 Japan Elevator Service Holdings Co Ltd 16,109
493,787 Johnson Service Group plc 578
36,764 * KAR Auction Services, Inc 480
182,812 KBR, Inc 9,652
85,886 Kelly Services, Inc (Class A) 1,451
20,573 * KEPCO Plant Service & Engineering Co Ltd 540
102,594 Kforce, Inc 5,625
34,567 Kimball International, Inc (Class B) 225
80,708 e Kokuyo Co Ltd 1,136
2,184 Korn/Ferry International 111
109,256 * Latent View Analytics Ltd 489
110,389 Leidos Holdings, Inc 11,612
24,879 *,e Li-Cycle Holdings Corp 118
24,689 e Link And Motivation, Inc 120
76,191 Loomis AB 2,088
12,556 Maharah Human Resources Co 174
7,600 e Management Solutions Co Ltd 190
2,191 Manpower, Inc 182
125,847 * Marlowe plc 715
11,962 Matsuda Sangyo Co Ltd 208
9,289 Matthews International Corp (Class A) 283

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
64,121 McMillan Shakespeare Ltd $ 586
70,584 Meitec Corp 1,280
97,136 *,e Meltwater Holding BV 134
335,874 Michael Page International plc 1,870
9,100 Midac Holdings Co Ltd 176
1,493,170 Mitie Group 1,339
34,444 Mitsubishi Pencil Co Ltd 374
578 * Montrose Environmental Group, Inc 26
31,356 MSA Safety, Inc 4,521
35,688 * NICE Information Service Co Ltd 346
919,270 Nihon M&A Center, Inc 11,311
12,700 Nippon Kanzai Co Ltd 243
218,111 Nippon Parking Development Co Ltd 515
2,485 NL Industries, Inc 17
331,948 Nomura Co Ltd 2,413
48,628 Okamura Corp 521
39,700 * Orizon Valorizacao de Residuos S.A. 254
125,709 e Outsourcing, Inc 901
199,600 Park24 Co Ltd 3,414
22,700 e Pasona Group, Inc 319
130,826 Persol Holdings Co Ltd 2,783
28,142 e Pilot Corp 1,025
108,397 Pitney Bowes, Inc 412
6,045 *,e Planet Labs PBC 26
105,927 Prestige International, Inc 583
447,680 e,g Prosegur Cash S.A. 287
319,533 Prosegur Cia de Seguridad S.A. 606
10,635 * Quad Graphics, Inc 43
84,491 g Quess Corp Ltd 420
470,903 *,e Raksul, Inc 11,781
121,510 e Randstad Holdings NV 7,425
5,006,055 Recruit Holdings Co Ltd 156,699
2,200,856 RELX plc 60,849
71,633 * Renewi plc 518
2,549,753 Rentokil Initial plc 15,665
168,798 Republic Services, Inc 21,773
60,658 Resources Connection, Inc 1,115
105,003 Restore plc 417
129,004 Ritchie Bros Auctioneers, Inc 7,452
38,711 RITES Ltd 159
13,003 Robert Half International, Inc 960
209,322 Rollins, Inc 7,649
305,460 RWS Holdings plc 1,387
20,794 * S1 Corp (Korea) 977
29,052 Sato Corp 416
195,685 * Saudi Airlines Catering Co 3,926
45,191 Science Applications International Corp 5,013
77,451 *,e Sdiptech AB 1,684
2,766 Seche Environnement S.A. 266
186,806 Secom Co Ltd 10,659
500,089 Securitas AB (B Shares) 4,173
1,207,801 Serco Group plc 2,269
6,453 SGS S.A. 15,031
40,635 Shanghai M&G Stationery, Inc 321
100,500 *,† Shanghai Youngsun Investment Co Ltd 1
34,894 * SIS Ltd 166
24,742 *,e Skillsoft Corp 32
123,706 Smart Metering Systems plc 1,163
417,438 SmartGroup Corp Ltd 1,445
715,487 SMS Co Ltd 18,098
24,630 Societe BIC S.A. 1,686

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
77,100 Sohgo Security Services Co Ltd $ 2,099
20,329 * SP Plus Corp 706
684,397 SPIE S.A. 17,845
38,248 *,e Spire Global, Inc 37
74,032 S-Pool, Inc 484
58,000 Sporton International, Inc 395
112,046 Stantec, Inc 5,369
26,281 Steelcase, Inc (Class A) 186
3,802 * Stericycle, Inc 190
512 * Sterling Check Corp 8
112,112 Sthree plc 546
2,728 * Sungeel Hitech Co Ltd 219
63,000 Sunny Friend Environmental Technology Co Ltd 354
472,000 Taiwan Secom Co Ltd 1,535
216,000 Taiwan-Sogo Shinkong Security Corp 275
31,955 e Talenom Oyj 311
10,648 * TeamLease Services Ltd 325
828,554 TechnoPro Holdings, Inc 22,059
194,334 Teleperformance 46,459
83,483 Tetra Tech, Inc 12,121
207,492 Thomson Reuters Corp 23,670
22,896 Tinexta S.p.A 559
241,063 TOMRA Systems ASA 4,066
247,617 Toppan Printing Co Ltd 3,657
169,794 TransUnion 9,636
38,800 TRE Holdings Corp 418
169,225 * TriNet Group, Inc 11,473
10,009 * TrueBlue, Inc 196
4,658 Unifirst Corp 899
32,362 * Upwork, Inc 338
31,199 UT Group Co Ltd 534
428,198 Verisk Analytics, Inc 75,543
50,900 * Viad Corp 1,241
16,800 *,e Visional, Inc 1,113
3,304 VSE Corp 155
485,463 Waste Connections, Inc 64,353
499,734 Waste Management, Inc 78,398
9,900 WDB Holdings Co Ltd 166
6,500 Weathernews, Inc 352
3,207 *,e Willdan Group, Inc 57
303,331 Wolters Kluwer NV 31,739
231,000 *,†,e Youyuan International Holdings Ltd 0 ^
91,260 Zhejiang Weiming Environment Protection Co Ltd 243
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,319,074
CONSUMER DURABLES & APPAREL - 2.0%
921,000 * 361 Degrees International Ltd 391
7,548 e Acushnet Holdings Corp 320
373,110 Adidas-Salomon AG. 50,566
352,686 * Aditya Birla Fashion and Retail Ltd 1,224
134,763 Aksa Akrilik Kimya Sanayii 661
224,128 *,e Allbirds, Inc 542
2,698,664 * Alok Industries Ltd 505
245,900 Alpargatas S.A. 702
19,689 * Amber Enterprises India Ltd 449
26,625 *,e AMMO, Inc 46
1,254,755 Anta Sports Products Ltd 16,320
69,900 Arezzo Industria e Comercio S.A. 1,037
90,049 Ariston Holding NV 927
164,173 Asics Corp 3,609
86,990 Azorim-Investment Development & Construction Co Ltd 279

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
98,418 Bajaj Electricals Ltd $ 1,445
245,736 Bandai Namco Holdings Inc 15,403
7,043 Barratt Developments plc 34
61,610 Bata India Ltd 1,226
9,399 * Beazer Homes USA, Inc 120
128,489 Bellway plc 2,938
91,095 Beneteau S.A. 1,381
721 Berkeley Group Holdings plc 33
29,001 * Borosil Ltd 128
2,300,472 Bosideng International Holdings Ltd 1,090
355,396 Bovis Homes Group plc 2,677
105,916 e Breville Group Ltd 1,315
42,058 e BRP, Inc (Toronto) 3,207
34,354 Brunello Cucinelli S.p.A 2,542
60,502 Brunswick Corp 4,361
2,600 Burberry Group plc 63
6,893,778 Cairn Homes plc 6,414
7,347,549 Cairn Homes plc (London) 6,991
885,648 * Callaway Golf Co 17,492
58,366 *,e Canada Goose Holdings, Inc 1,038
546,562 * Capri Holdings Ltd 31,329
1,643 e Carter's, Inc 123
190,400 * Casio Computer Co Ltd 1,932
13,256 * Cavco Industries, Inc 2,999
29,645 * CCC S.A. 291
8,869 Century Communities, Inc 444
88,300 Chervon Holdings Ltd 485
481,000 China Lilang Ltd 231
12,600 e Chofu Seisakusho Co Ltd 184
405,357 Chow Sang Sang Holding 535
723,819 e Cie Financiere Richemont S.A. 93,850
1,378,000 * Citychamp Watch & Jewellery Group Ltd 215
1,352 Clarus Corp 11
1,631,196 Coats Group plc 1,309
1,641 Columbia Sportswear Co 144
36,534 * Coway Co Ltd 1,622
279,562 Crest Nicholson Holdings plc 796
115,685 * Crocs, Inc 12,544
687,661 Crompton Greaves Consumer Electricals Ltd 2,794
10,159 * Cuckoo Electronics Co Ltd 132
94,900 Cury Construtora e Incorporadora S.A. 227
309,500 Cyrela Brazil Realty S.A. 769
18,200 Daiwa Seiko, Inc 352
24,001 Danya Cebus Ltd 590
23,488 * Deckers Outdoor Corp 9,375
76,463 e De'Longhi S.p.A. 1,720
12,600 Delta-Galil Industries Ltd 527
28,802 Descente Ltd 701
30,703 Dixon Technologies India Ltd 1,446
271,492 DR Horton, Inc 24,201
598,533 Dr. Martens PLC 1,358
32,561 *,e Dream Finders Homes, Inc 282
35,144 * Duni AB 290
1,043,869 Eclat Textile Co Ltd 16,757
31,300 Ecovacs Robotics Co Ltd 327
1,830 Einhell Germany AG. 275
13,051 Electra Consumer Products 1970 Ltd 377
636,761 e Electrolux AB 8,603
14,066 Ermenegildo Zegna Holditalia S.p.A 147
18,857 e ES-Con Japan Ltd 112
1,341,490 Essilor International S.A. 242,720

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
7,063 Ethan Allen Interiors, Inc $ 187
78,200 Ez Tec Empreendimentos e Participacoes S.A. 200
17,729 * F&F Co Ltd 2,038
1,357,689 Feng TAY Enterprise Co Ltd 9,096
24,654 *,† FF Group 0 ^
47,831 Fila Korea Ltd 1,262
856 e Forbo Holding AG. 1,006
770,000 Formosa Taffeta Co Ltd 670
21,255 * Fossil Group, Inc 92
339,999 *,†,e Fuguiniao Co Ltd 0 ^
61,521 Fujitsu General Ltd 1,471
136,000 Fulgent Sun International Holding Co Ltd 670
80,000 Fusheng Precision Co Ltd 547
33,236 Games Workshop Group plc 3,431
68,411 * Garmin Ltd 6,314
8,937 Garware Technical Fibres Ltd 336
190,139 Giant Manufacturing Co Ltd 1,237
151,635 * G-III Apparel Group Ltd 2,079
211,608 Gildan Activewear, Inc 5,795
1,663,954 *,g Glenveagh Properties plc 1,507
3,460,973 *,g Glenveagh Properties plc (London) 3,223
802,000 *,e Golden Solar New Energy Technology Holdings Ltd 847
24,147 Goldwin, Inc 1,747
15,769 * Golfzon co Ltd 1,418
39,991 * GoPro, Inc 199
108,600 Gree Electric Appliances, Inc of Zhuhai 503
7,615 * Green Brick Partners, Inc 185
241,300 Grendene S.A. 275
552,400 GRUPO DE MODA SOMA S.A. 1,060
25,400 Guararapes Confeccoes S.A. 31
12,118 Gunze Ltd 387
2,352,201 Haier Smart Home Co Ltd 7,984
270,607 Haier Smart Home Co Ltd 948
7,881 * Handsome Co Ltd 169
14,085 Hanesbrands, Inc 90
31,105 Hangzhou Robam Appliances Co Ltd 124
20,103 Hansae Co Ltd 247
10,343 Hanssem Co Ltd 366
105,636 Hasbro, Inc 6,445
240,372 Haseko Corp 2,685
3,890 *,e Helen of Troy Ltd 431
23,200 Hermes International 35,910
6,806 * Hitachi Home & Life Solutions India Ltd 91
121,479 *,e HLB, Inc 2,741
466,000 *,† HOSA International Ltd 1
504 * Hovnanian Enterprises, Inc 21
167,222 Hugo Boss AG. 9,667
2,284 * Hwaseung Enterprise Co Ltd 17
93,050 Iida Group Holdings Co Ltd 1,413
75,375 Indo Count Industries Ltd 122
804 Installed Building Products, Inc 69
1,293 *,e iRobot Corp 62
33,410 Japan Wool Textile Co Ltd 247
39,284 Jason Furniture Hangzhou Co Ltd 240
54,818 e JM AB 906
499,500 JNBY Design Ltd 594
119,000 Johnson Health Tech Co Ltd 269
1,626 Johnson Outdoors, Inc 108
14,322 e Kaufman & Broad S.A. 421
20,054 KB Home 639
1,151,000 Kinpo Electronics 504

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
9,800 e Ki-Star Real Estate Co Ltd $ 341
60,000 KMC Kuei Meng International In 273
785,700 Konka Group Co Ltd 194
1,736 Kontoor Brands, Inc 69
104,562 KPR Mill Ltd 652
45,018 LA Opala RG Ltd 207
3,169 * Landsea Homes Corp 17
8,180 * Latham Group, Inc 26
13,249 La-Z-Boy, Inc 302
3,783 * Legacy Housing Corp 72
109,587 Leggett & Platt, Inc 3,532
204,467 Lennar Corp (Class A) 18,504
12,684 Lennar Corp (Class B) 949
180,358 e Levi Strauss & Co 2,799
17,373 LF Corp 219
320,863 * LG Electronics, Inc 22,059
6,265 * LGI Homes, Inc 580
3,169,621 Li Ning Co Ltd 27,256
4,270 Lifetime Brands, Inc 32
1,144 LPP S.A. 2,790
192,236 *,e Lululemon Athletica, Inc 61,589
9,119 * LUX Industries Ltd 181
298,995 LVMH Moet Hennessy Louis Vuitton S.A. 217,576
7,901 * M/I Homes, Inc 365
223,000 Makalot Industrial Co Ltd 1,686
33,061 *,e Malibu Boats, Inc 1,762
1,787,384 Man Wah Holdings Ltd 1,769
6,442 *,† Mariella Burani S.p.A. 0
29,727 Marimekko Oyj 279
2,574 Marine Products Corp 30
37,679 * MasterCraft Boat Holdings, Inc 975
304,356 * Mattel, Inc 5,430
80,647 g Mavi Giyim Sanayi Ve Ticaret AS. 570
53,758 Maytronics Ltd 535
13,866 MDC Holdings, Inc 438
386,000 Merida Industry Co Ltd 2,092
10,225 * Meritage Homes Corp 943
63,029 e MIPS AB 2,605
39,740 * Mirza International Ltd 118
71,600 Mizuno Corp 1,533
42,408 * Mohawk Industries, Inc 4,335
1,501,936 Moncler S.p.A 79,808
4,841 Movado Group, Inc 156
352,100 MRV Engenharia e Participacoes S.A. 506
5,800 e Nagawa Co Ltd 329
30,767 g Neinor Homes S.A. 269
44,829 New Wave Group AB (B Shares) 887
288,143 Newell Brands Inc 3,769
109,448 Nien Made Enterprise Co Ltd 1,046
1,915,388 Nike, Inc (Class B) 224,120
1,757,700 Nikon Corp 15,543
141,221 e Nobia AB 288
13,495 * NVR, Inc 62,247
11,692 *,e On Holding AG. 201
49,500 Open House Co Ltd 1,802
20,532 Oppein Home Group, Inc 358
126,391 Orient Electric Ltd 402
240,128 g OVS S.p.A 542
44,052 Oxford Industries, Inc 4,105
991,778 Pacific Textile Holdings Ltd 325
4,073 Page Industries Ltd 2,105

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,348,668 Panasonic Corp $ 36,394
40,161 Pandora AS 2,839
402,000 *,† Peace Mark Holdings Ltd 0
284,781 *,e Peloton Interactive, Inc 2,261
2,179 Persimmon plc 32
20,656 *,† PIK Group (GDR) 0 ^
20,863 *,e PLBY Group, Inc 57
48,600 Polaris Inc 4,909
1,427,006 Pou Chen Corp 1,586
6,020,240 Prada S.p.A 33,796
27,985 Pressance Corp 326
191,581 Pulte Homes, Inc 8,723
58,442 Puma AG. Rudolf Dassler Sport 3,532
271,894 *,e Purple Innovation, Inc 1,302
13,915 PVH Corp 982
579,000 e Q Technology Group Co Ltd 310
44,000 Quang Viet Enterprise Co Ltd 171
78,021 Rajesh Exports Ltd 690
1,779 Ralph Lauren Corp 188
30,060 Raymond Ltd 533
840,641 Redrow plc 4,607
53,186 Relaxo Footwears Ltd 584
60,700 Rinnai Corp 4,517
3,189 Rocky Brands, Inc 75
15,400 e Roland Corp 407
613,027 Ruentex Industries Ltd 1,293
12,459 Safari Industries India Ltd 254
249,538 *,e Safilo Group S.p.A. 406
53,536 e Salvatore Ferragamo Italia S.p.A 947
43,624 Sangetsu Co Ltd 711
212,400 Sankyo Co Ltd 8,678
9,954 Sanlorenzo S.p.A 393
25,128 SEB S.A. 2,108
271,600 Sega Sammy Holdings, Inc 4,101
29,700 Seiko Holdings Corp 695
44,793 Seiren Co Ltd 821
223,862 Sekisui Chemical Co Ltd 3,120
434,845 Sekisui House Ltd 7,709
145,793 e Sharp Corp 1,047
15,318 * Sheela Foam Ltd 240
15,318 * Sheela Foam Ltd 240
1,256,438 Shenzhou International Group Holdings Ltd 14,012
76,245 e Shimano, Inc 12,048
7,768 * Skechers U.S.A., Inc (Class A) 326
145,361 * Skyline Champion Corp 7,488
1,618,000 Skyworth Digital Holdings Ltd 691
108,520 e Smith & Wesson Brands, Inc 942
5,573 *,e Snap One Holdings Corp 41
29,500 e Snow Peak, Inc 525
6,786 *,e Solo Brands, Inc 25
79,159 * Sonos, Inc 1,338
3,413,013 Sony Corp 260,145
422,380 e,g Spin Master Corp 10,394
545,500 Stella International Holdings Ltd 514
635,438 Steven Madden Ltd 20,309
383 e Sturm Ruger & Co, Inc 19
143,797 e Sumitomo Forestry Co Ltd 2,541
6,545 Superior Uniform Group, Inc 66
3,783 * Swatch Group AG. 1,075
1,362 Swatch Group AG. (Registered) 71
14,878 Symphony Ltd 163

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,181,000 Tainan Spinning Co Ltd $ 644
230,000 Taiwan Paiho Ltd 424
16,500 Tama Home Co Ltd 314
81,400 Tamron Co Ltd 1,833
110,841 Tapestry, Inc 4,221
219,848 * Taylor Morrison Home Corp 6,672
3,612,861 Taylor Wimpey plc 4,425
1,001,000 TCL Multimedia Technology Holdings Ltd 400
595,445 TCL Technology Group Corp 318
149,342 g Technogym S.p.A 1,145
138,563 Tempur Sealy International, Inc 4,757
319,500 Texhong Textile Group Ltd 255
106,028 e,g Thule Group AB 2,221
375,595 Titan Industries Ltd 11,785
10,847 * Tod's S.p.A. 351
7,490 Token Corp 421
90,717 Toll Brothers, Inc 4,529
86,601 Tomy Co Ltd 829
45,816 *,e Tonies SE 294
43,440 * TopBuild Corp 6,798
71,000 Topkey Corp 422
524,509 *,e Traeger, Inc 1,479
30,313 * TRI Pointe Homes, Inc 564
1,045,978 Trident Ltd 432
44,648 TTK Prestige Ltd 432
13,988 * Tupperware Brands Corp 58
293,640 * Under Armour, Inc (Class A) 2,983
1,231,325 * Under Armour, Inc (Class C) 10,983
4,483 * Unifi, Inc 39
3,804 * Universal Electronics, Inc 79
32,643 *,e Universal Entertainment Corp 589
47,259 Vaibhav Global Ltd 177
6,530 VAN DE Velde 211
139,267 * Vardhman Textiles Ltd 555
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 238
111,640 * Vestel Elektronik Sanayi 425
287,000 Vesync Co Ltd 176
212,421 VF Corp 5,865
52,526 *,e Victoria plc 305
23,754 *,e Vinco Ventures, Inc 11
75,462 VIP Industries Ltd 608
17,025 * Vista Outdoor, Inc 415
4,248,000 *,e Viva China Holdings Ltd 606
115,200 Vivara Participacoes S.A. 489
2,598 *,e Vizio Holding Corp 19
43,700 Vulcabras Azaleia S.A. 103
25,472 *,e Vuzix Corp 93
2,428 * V-ZUG Holding AG. 239
44,713 Wacoal Holdings Corp 801
8,454 e Weber, Inc 68
330,461 Welspun India Ltd 308
288,137 Whirlpool Corp 40,760
37,698 Whirlpool of India Ltd 681
156,764 Wolverine World Wide, Inc 1,713
1,460,000 e XTEP International Holdings 1,616
88,604 Yamaha Corp 3,288
337,766 * YETI Holdings, Inc 13,953
107,409 e YIT Oyj 283
190,700 Yonex Co Ltd 1,721
20,686 * Youngone Corp 772
4,197 * Youngone Holdings Co Ltd 204

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
782,000 Yue Yuen Industrial Holdings $ 1,094
8,813 Zhejiang Supor Co Ltd 63
8,743 * Zinus, Inc 243
35,300 e Zojirushi Corp 438
TOTAL CONSUMER DURABLES & APPAREL 2,139,992
CONSUMER SERVICES - 2.5%
55,623 * 2U, Inc 349
416,569 * 888 Holdings plc 440
59,162 g AcadeMedia AB 253
25,506 * Accel Entertainment, Inc 196
275,383 * Accor S.A. 6,870
344,408 e ADT, Inc 3,124
13,914 * Adtalem Global Education, Inc 494
3,100 * Adventure, Inc 218
339,523 * Airbnb, Inc 29,029
214,800 *,e Airtrip Corp 3,969
12,563 Alamar Foods 464
518,100 * Alsea SAB de C.V. 980
5,841 * American Public Education, Inc 72
79,143 * AmRest Holdings SE 355
341,600 * Anima Holding S.A. 249
167,467 ARAMARK Holdings Corp 6,923
12,460 e ARCLAND SERVICE Co Ltd 205
8,812,494 a Arcos Dorados Holdings, Inc 73,672
595,429 Aristocrat Leisure Ltd 12,269
6,338,968 Asset World Corp PCL 1,151
17,784 * Ataa Educational Co 258
101,400 *,e Atom Corp 598
192,325 * Autogrill S.p.A. 1,330
12,140 *,e Bally's Corp 235
22,855 * Barbeque Nation Hospitality Ltd 266
54,277 *,e,g Basic-Fit NV 1,428
26,746 *,e Beachbody Co, Inc 14
76,700 Benesse Holdings, Inc 1,166
772,472 Berjaya Sports Toto BHD 284
109,702 Betsson AB 892
242 * Biglari Holdings, Inc (B Shares) 34
6,921 * BJ's Restaurants, Inc 183
4,097,500 * Bloomberry Resorts Corp 565
147,111 Bloomin' Brands, Inc 2,960
52,820 Bluegreen Vacations Holding Corp 1,318
137,193 * Booking Holdings, Inc 276,482
418,320 *,e Bowlero Corp 5,639
150,855 Boyd Gaming Corp 8,226
48,497 * Bright Horizons Family Solutions 3,060
181,303 * Brinker International, Inc 5,785
43,200 BTG Hotels Group Co Ltd 154
276,062 * Burger King India Ltd 372
180,621 * Caesars Entertainment, Inc 7,514
310,000 Cafe de Coral Holdings Ltd 591
329,435 Cairo Investment & Real Estate Development Co SAE 173
813,425 *,e Carnival Corp 6,556
158,204 *,e Carnival plc 1,097
1,086 Carriage Services, Inc 30
540,400 * Central Plaza Hotel PCL 783
3,579 * Century Casinos, Inc 25
65,027 * Chalet Hotels Ltd 273
23,590 e Cheesecake Factory 748
315,647 * Chegg, Inc 7,976
606,000 e,g China East Education Holdings Ltd 480

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
939,000 China Education Group Holdings Ltd $ 1,207
2,128,000 *,† China Maple Leaf Educational Systems Ltd 3
1,028,000 g China New Higher Education Group Ltd 503
2,572,000 *,e China Travel International Inv HK 583
2,202,000 †,e,g China Yuhua Education Corp Ltd 157
45,807 * Chipotle Mexican Grill, Inc (Class A) 63,557
29,176 Choice Hotels International, Inc 3,286
32,480 Churchill Downs, Inc 6,867
5,732 * Chuy's Holdings, Inc 162
29,751 Cie des Alpes 458
2,036,900 * Cogna Educacao 819
97,678 Collins Foods Ltd 477
70,200 e Colowide Co Ltd 947
2,580,470 Compass Group plc 59,588
121,503 Corporate Travel Management Ltd 1,210
2,403 * Coursera, Inc 28
2,409 e Cracker Barrel Old Country Store, Inc 228
125,200 e Create Restaurants Holdings, Inc 865
192,300 Cruzeiro do Sul Educacional S.A. 139
57,900 Curves Holdings Co Ltd 379
319,900 * CVC Brasil Operadora e Agencia de Viagens S.A. 272
195,429 Dadi Early-Childhood Education Group Ltd 642
212,689 * Dalata Hotel Group plc 737
173,589 Darden Restaurants, Inc 24,013
19,041 * Dave & Buster's Entertainment, Inc 675
9,262 Delta Corp Ltd 24
327,725 * Denny's Corp 3,018
244,976 * Devyani International Ltd 534
613 e Dine Brands Global Inc. 40
62,223 Domino's Pizza Enterprises Ltd 2,802
392,446 Domino's Pizza Group plc 1,392
31,309 Domino's Pizza, Inc 10,845
9,983 * DoubleUGames Co Ltd 372
32,318 Doutor Nichires Holdings Co Ltd 421
318,017 *,e DraftKings, Inc 3,622
47,182 * Duolingo, Inc 3,356
48,176 * Dur Hospitality Co 254
340,674 * Easy Trip Planners Ltd 217
521,000 EC Healthcare 535
68,898 * eDreams ODIGEO S.A. 291
157,036 * EIH Ltd 336
6,082 El Pollo Loco Holdings, Inc 61
113,436 *,e,g Elior Participations S.C.A 402
66,798 * Emerson Pacific, Inc 356
596,169 Entain PLC 9,494
1,518,100 * Erawan Group PCL 196
508 e European Wax Center, Inc 6
1,171,915 * Everi Holdings, Inc 16,817
374,044 g Evolution Gaming Group AB 36,434
218,014 * Expedia Group, Inc 19,098
9,263 *,e F45 Training Holdings, Inc 26
20,633 * Fattal Holdings 1998 Ltd 1,739
1,261 * First Watch Restaurant Group, Inc 17
159,551 *,e Flight Centre Travel Group Ltd 1,562
199,542 * Flutter Entertainment plc 27,343
265,446 * Flutter Entertainment plc 35,937
63,000 Formosa International Hotels Corp 527
177,400 *,g Fosun Tourism Group 263
24,118 * frontdoor, Inc 502
2,900,000 Fu Shou Yuan International Group Ltd 2,478
23,299 Fuji Kyuko Co Ltd 843

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,400 *,e Fujio Food System Co Ltd $ 54
10,778 *,e Full House Resorts, Inc 81
824,757 G8 Education Ltd 621
3,420,622 Galaxy Entertainment Group Ltd 22,489
1,427,597 Genting BHD 1,452
2,135,181 Genting Malaysia BHD 1,303
2,332,470 Genting Singapore Ltd 1,665
1,388 * Golden Entertainment, Inc 52
98,000 Gourmet Master Co Ltd 482
1,095 Graham Holdings Co 662
25,626 * Grand Canyon Education, Inc 2,708
33,439 * Grand Korea Leisure Co Ltd 500
345,682 Greggs plc 9,713
258,371 H&R Block, Inc 9,433
3,607,000 *,g Haichang Ocean Park Holdings Ltd 736
761,776 e,g Haidilao International Holding Ltd 2,173
11,672 * Hana Tour Service, Inc 560
58,789 Heiwa Corp 1,108
203,000 *,e Helens International Holdings Co ltd 383
23,624 Herfy Food Services Co 216
27,037 Hiday Hidaka Corp 396
306,301 * Hilton Grand Vacations, Inc 11,805
797,975 Hilton Worldwide Holdings, Inc 100,832
56,228 *,e HIS Co Ltd 887
4,308,000 e,g Hope Education Group Co Ltd 385
233,000 Huangshan Tourism Development Co Ltd 194
301,255 Huazhu Group Ltd (ADR) 12,779
134,626 Humansoft Holding Co KSC 1,552
38,395 * Hyatt Hotels Corp 3,473
11,800 e Ichibanya Co Ltd 415
1,907,727 IDP Education Ltd 35,158
931,293 Indian Hotels Co Ltd 3,583
17,018 *,e Inspirato, Inc 20
75,517 * Inspired Entertainment, Inc 957
227,384 InterContinental Hotels Group plc 13,047
500,207 International Game Technology plc 11,345
129,568 Invocare Ltd 969
5,589 Jack in the Box, Inc 381
844,000 e,g Jiumaojiu International Holdings Ltd 2,238
270,913 Jollibee Foods Corp 1,119
265,642 Jubilant Foodworks Ltd 1,638
438,474 Jumbo Interactive Ltd 4,163
54,133 *,e Kambi Group plc 983
59,716 * Kangwon Land, Inc 1,099
14,970 *,e Kappa Create Co Ltd 156
33,100 Kentucky Fried Chicken Japan Ltd 695
339,902 Kindred Group plc 3,544
18,500 e Kisoji Co Ltd 295
43,300 KOMEDA Holdings Co Ltd 817
272,500 *,e,g Koolearn Technology Holding Ltd 1,815
49,494 Koshidaka Holdings Co Ltd 371
16,100 e Krispy Kreme, Inc 166
22,604 e Kura Corp 514
635 * Kura Sushi USA, Inc 30
31,783 e Kyoritsu Maintenance Co Ltd 1,419
171,860 g La Francaise des Jeux SAEM 6,915
3,064,675 * Las Vegas Sands Corp 147,319
571,600 Laureate Education, Inc 5,499
28,160 Leejam Sports Co JSC 630
354,268 *,g Lemon Tree Hotels Ltd 366
12,783 *,e Life Time Group Holdings, Inc 153

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
65,562 *,e Lindblad Expeditions Holdings, Inc $ 505
21,700 LITALICO, Inc 378
42,260 *,e Lotte Tour Development Co Ltd 486
3,479,207 * Lottery Corp Ltd 10,605
610,000 Lung Yen Life Service Corp 775
837,100 Magnum BHD 245
68,987 * Mahindra Holidays & Resorts India Ltd 225
273,232 Marriott International, Inc (Class A) 40,682
30,909 Marriott Vacations Worldwide Corp 4,160
8,400 e Matsuya Foods Co Ltd 252
1,889,249 McDonald's Corp 497,874
114,699 e McDonald's Holdings Co Japan Ltd 4,359
8,466 MegaStudyEdu Co Ltd 536
3,548,593 * Melco Crown Entertainment Ltd (ADR) 40,809
632,817 * Melco International Development 684
132,145 *,e Melia Hotels International S.A. 647
928,400 *,e MGM China Holdings Ltd 1,020
1,317,909 MGM Resorts International 44,190
2,248,500 * Minor International PCL 2,110
65,094 *,e Mister Car Wash, Inc 601
225,890 * Mitchells & Butlers plc 372
309,300 MK Restaurants Group PCL 524
736 * Monarch Casino & Resort, Inc 57
10,534 e Monogatari Corp 521
79,500 e MOS Food Services, Inc 1,851
19,453 e MTY Food Group, Inc 820
18,599 National Co for Learning & Education 339
398,500 *,e Nayuki Holdings Ltd 383
8,690 *,e NEOGAMES S.A. 106
13,640 * Nerdy, Inc 31
987,640 * New Oriental Education & Technology Group, Inc 3,482
62,442 * New Oriental Education & Technology Group, Inc (ADR) 2,174
100,019 * Noodles & Co 549
338,781 *,e Norwegian Cruise Line Holdings Ltd 4,147
13,100 Ohsho Food Service Corp 596
22,052 *,e ONE Group Hospitality, Inc 139
70,809 * OneSpaWorld Holdings Ltd 661
216,487 OPAP S.A. 3,063
13,584 *,e Open Door, Inc 181
205,298 Oriental Land Co Ltd 29,876
3,597 Papa John's International, Inc 296
49,099 * Paradise Co Ltd 686
31,101 e Park Lawn Corp 594
38,470 *,† Patisserie Holdings plc 0 ^
127,411 * Penn National Gaming, Inc 3,784
20,705 * Perdoceo Education Corp 288
404,000 e Perfect Shape Medical Ltd 211
73,782 * Planet Fitness, Inc 5,814
225,664 * Playtech Ltd 1,385
3,572,481 * PointsBet Holdings Ltd 3,553
11,836 e Pollard Banknote Ltd 167
127,923 *,e Portillo's, Inc 2,088
650,750 * PowerSchool Holdings, Inc 15,019
233,124 * Rank Group plc 231
10,770 RCI Hospitality Holdings, Inc 1,004
60,679 Red Rock Resorts, Inc 2,428
384,900 Resorttrust, Inc 6,850
385,951 Restaurant Brands International, Inc (Toronto) 24,961
20,500 e Ringer Hut Co Ltd 343
437,800 Riso Kyoiku Co Ltd 1,215
216,183 Round One Corp 782

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
213,171 * Royal Caribbean Cruises Ltd $ 10,537
31,700 *,e Royal Holdings Co Ltd 557
6,922 * Rush Street Interactive, Inc 25
31,300 Saizeriya Co Ltd 710
3,291,492 * Sands China Ltd 10,797
29,394 * Sapphire Foods India Ltd 475
168,748 *,e,g Scandic Hotels Group AB 522
28,749 * Scientific Games Corp (Class A) 1,685
28,396 * SeaWorld Entertainment, Inc 1,519
161,636 * Seera Group Holding 752
29,684 Seobu Truck Terminal Co Ltd 183
121,362 Service Corp International 8,391
781 * Shake Shack, Inc 32
21,439 Shanghai Jinjiang International Hotels Development Co Ltd 179
1,152,000 * Shangri-La Asia Ltd 940
360,472 Shenzhen Overseas Chinese Town Co Ltd 275
63,636 * Six Flags Entertainment Corp 1,480
2,598,000 *,e SJM Holdings Ltd 1,500
44,347 e SkiStar AB 472
813,531 Sky City Entertainment Group Ltd 1,223
229,682 e Skylark Co Ltd 2,665
257,400 * Smartfit Escola de Ginastica e Danca S.A. 661
91,317 e Sodexho Alliance S.A. 8,737
85,414 Songcheng Performance Development Co Ltd 179
807,936 * SSP Group plc 2,213
872,647 * Star Entertainment Grp Ltd 1,047
1,677,162 Starbucks Corp 166,374
7,000 Strategic Education, Inc 548
12,098 * Stride, Inc 378
76,178 *,e Super Hi International Holding Ltd 97
112,593 Sushiro Global Holdings Ltd 2,220
1,838 *,e Sweetgreen, Inc 16
3,580,808 Tabcorp Holdings Ltd 2,607
292,283 * TAL Education Group (ADR) 2,061
84,897 *,e Target Hospitality Corp 1,285
378,438 Texas Roadhouse, Inc (Class A) 34,419
244,585 e Tokyotokeiba Co Ltd 7,005
830,820 * Tongcheng-Elong Holdings Ltd 1,984
46,559 Toridoll.corp 953
3,284 Tosho Co Ltd 28
478,767 *,g Trainline plc 1,589
68,773 Travel & Leisure Co 2,503
970,516 * Trip.com Group Ltd (ADR) 33,386
1,173,058 e TUI AG. (DI) 1,881
95,012 * Udemy, Inc 1,002
4,446 * Universal Technical Institute, Inc 30
58,025 *,e Vacasa, Inc 73
55,050 Vail Resorts, Inc 13,121
24,197 *,e Vivint Smart Home, Inc 288
380,150 *,e Webjet Ltd 1,582
224,710 Wendy's 5,085
79,908 * Westlife Development Ltd 761
106,764 * Wetherspoon (J.D.) plc 570
244,371 Whitbread plc 7,556
1,025 Wingstop, Inc 141
16,619 * WW International Inc 64
406,225 Wyndham Hotels & Resorts, Inc 28,968
27,471,400 *,e Wynn Macau Ltd 30,479
88,971 * Wynn Resorts Ltd 7,337
452,000 e,g Xiabuxiabu Catering Management China Holdings Co Ltd 511
15,491 *,e Xponential Fitness, Inc 355

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
261,600 YDUQS Part $ 501
65,319 e Yoshinoya D&C Co Ltd 1,138
22,600 *,e Youdao, Inc (ADR) 122
24,389 Young & Co's Brewery plc 302
620,303 Yum China Holdings, Inc 33,900
745,290 Yum! Brands, Inc 95,457
92,922 Zensho Co Ltd 2,334
TOTAL CONSUMER SERVICES 2,586,733
DIVERSIFIED FINANCIALS - 4.5%
123,600 360 Finance, Inc (ADR) 2,517
228,440 3i Group plc 3,684
40,588 ABC Arbitrage 280
26,500 Acom Co Ltd 63
439,653 * Aditya Birla Capital Ltd 796
126,900 Aeon Credit Service M BHD 363
105,300 e AEON Financial Service Co Ltd 1,113
83,900 Aeon Thana Sinsap Thailand PCL 441
348,364 *,† AET&D Holdings No 1 Ptd Ltd 0
78,928 e AFC Gamma, Inc 1,242
47,504 Affiliated Managers Group, Inc 7,526
461,185 e AGNC Investment Corp 4,773
303,600 Aiful Corp 912
312,403 AJ Bell plc 1,367
1,051,081 Al Waha Capital PJSC 389
4,787 Alerus Financial Corp 112
646,411 Allfunds Group PLC 4,533
242,069 Ally Financial, Inc 5,919
28,875 Alpha FX Group plc 646
84,220 Altshuler Shaham Financial Ltd 166
1,117,006 Amanat Holdings PJSC 258
126,782 A-Mark Precious Metals, Inc 4,403
2,214,209 American Express Co 327,149
423,289 Ameriprise Financial, Inc 131,800
3,422,443 * AMP Ltd 3,044
449 g Amundi S.A. 25
3,616 e Angel Oak Mortgage, Inc 17
22,124 Angel One Ltd 350
243,011 g Anima Holding S.p.A 973
169,810 e Annaly Capital Management, Inc 3,580
37,509 e Antin Infrastructure Partners S.A. 815
42,839 e Apollo Commercial Real Estate Finance, Inc 461
468,739 Apollo Global Management, Inc 29,901
192,147 e Arbor Realty Trust, Inc 2,534
13,594 e Ares Commercial Real Estate Corp 140
293,610 Ares Management Corp 20,095
31,371 e ARMOUR Residential REIT, Inc 177
195,698 Artisan Partners Asset Management, Inc 5,812
458,997 Ashmore Group plc 1,322
39,600 Asia Sermkij Leasing PCL 41
240,500 Asia Sermkij Leasing PCL 246
45,410 * Assetmark Financial Holdings, Inc 1,044
619 Associated Capital Group, Inc 26
474 * Atlanticus Holdings Corp 12
30,535 Aurelius AG. 595
91,956 Australian Ethical Investment Ltd 243
87,520 Australian Stock Exchange Ltd 4,031
317,814 e Avanza Bank Holding AB 6,820
121,314 Avic Capital Co Ltd 57
111,128 Azimut Holding S.p.A. 2,487
4,047,129 B3 SA-Brasil Bolsa Balcao 10,112

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
129,000 *,e,g Bairong, Inc $ 176
28,039 Bajaj Auto Ltd 1,943
295,457 Bajaj Finance Ltd 23,405
251,798 Bajaj Finserv Ltd 4,700
42,249 *,e Bakkt Holdings, Inc 50
155,287 g Banca Farmafactoring S.p.A 1,232
60,529 e Banca Generali S.p.A 2,078
21,333 Banca IFIS S.p.A. 304
223,309 Banca Mediolanum S.p.A 1,861
7,198,822 Banco BTG Pactual S.A. - Unit 32,564
31,829 Banco Latinoamericano de Exportaciones S.A. (Class E) 516
2,077,600 Bangkok Commercial Asset Management PCL 948
2,067,621 Bank of New York Mellon Corp 94,118
1,813,772 * Berkshire Hathaway, Inc (Class B) 560,274
1,154,800 * Beyond Securities PCL 443
7,778,100 BFI Finance Indonesia Tbk PT 527
97,452 BGC Partners, Inc (Class A) 367
237,581 BlackRock, Inc 168,357
51,856 e Blackstone Mortgage Trust, Inc 1,098
751,434 Blackstone, Inc 55,749
1,609 * Blucora, Inc 41
375,871 e Blue Owl Capital, Inc 3,984
90,900 BOC International China Co Ltd 138
1,074,085 e Bolsa Mexicana de Valores S.A. de C.V. 2,074
4,396 Borusan Yatirim ve Pazarlama AS. 273
103,663 Boursa Kuwait Securities Co KPSC 702
968,719 Bridgepoint Group Ltd 2,237
226,505 Brightsphere Investment Group, Inc 4,661
138,267 BrightSpire Capital, Inc 861
40,338 e Broadmark Realty Capital, Inc 144
414,514 * Brookfield Asset Management Ltd 11,869
1,646,947 * Brookfield Corp 51,792
126,289 BSE Ltd 830
144,269 Bure Equity AB 3,411
184,708 Burford Capital Ltd 1,489
949,300 Bursa Malaysia BHD 1,433
238,552 Caitong Securities Co Ltd 244
100,373 Canaccord Financial, Inc 622
172,158 * Cannae Holdings, Inc 3,555
173,750 Capital One Financial Corp 16,152
1,775,000 Capital Securities Corp 625
322,727 Carlyle Group, Inc 9,630
147,453 CBOE Global Markets, Inc 18,501
30,742 Cembra Money Bank AG. 2,551
301,018 Central Depository Services India Ltd 4,047
1,524,132 Chailease Holding Co Ltd 10,738
596,735 Challenger Financial Services Group Ltd 3,068
111,064 Changjiang Securities Co Ltd 85
5,792,328 Charles Schwab Corp 482,269
1,947 e Chicago Atlantic Real Estate Finance, Inc 29
72,477 e Chimera Investment Corp 399
1,726,000 China Bills Finance Corp 814
7,817,574 China Cinda Asset Management Co Ltd 1,079
1,086,000 China Everbright Ltd 805
2,891,959 China Galaxy Securities Co Ltd 1,406
261,850 China Galaxy Securities Co Ltd (Class A) 349
76,200 China Great Wall Securities Co Ltd 91
63,600 China International Capital Corp Ltd 348
1,036,937 g China International Capital Corp Ltd 1,969
240,736 China Merchants Securities Co Ltd 460
100,900 e,g China Renaissance Holdings Ltd 104

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
111,940 Cholamandalam Financial Holdings Ltd $ 745
445,607 Cholamandalam Investment and Finance Co Ltd 3,886
199,796 e CI Financial Corp 1,994
1,474,965 CITIC Securities Co Ltd 2,971
565,316 CITIC Securities Co Ltd (Class A) 1,615
377,313 e Claros Mortgage Trust, Inc 5,550
141,338 g CMC Markets plc 383
339,963 CME Group, Inc 57,168
108,897 Coface S.A. 1,414
67,454 Cohen & Steers, Inc 4,355
128,450 *,e Coinbase Global, Inc 4,546
18,455 e Compass Diversified Trust 336
4,362 *,e Consumer Portfolio Services, Inc 39
811,448 Coronation Fund Managers Ltd 1,465
122,292 * Corp Financiera Colombiana S.A. 378
7,999 e Cowen Group, Inc 309
88,621 Creades AB 663
5,709 *,e Credit Acceptance Corp 2,708
64,866 Credit Corp Group Ltd 822
149,600 Credit Saison Co Ltd 1,929
326,720 Credit Suisse Group 975
57,463 * CreditAccess Grameen Ltd 635
19,126 CRISIL Ltd 708
215,625 CSC Financial Co Ltd 735
2,400,000 CSSC Hong Kong Shipping Co Ltd 356
7,138 e Curo Group Holdings Corp 25
111,802 * Daishin Securities Co Ltd 1,145
27,728 * Daishin Securities Co Ltd PF 255
1,389,993 * Daiwa Securities Group, Inc 6,142
11,520 Daou Data Corp 282
24,504 * Daou Technology, Inc 373
13,797 Deutsche Bank AG. (Registered) 155
15,628 Deutsche Beteiligungs AG. 466
277,425 Deutsche Boerse AG. 47,770
724,838 * Dhani Services Ltd 362
3,578,000 e Differ Group Holding Co Ltd 678
618,896 Discover Financial Services 60,547
65,734 g doBank S.p.A 504
99,125 Dongxing Securities Co Ltd 110
7,874 * Donnelley Financial Solutions, Inc 304
153,634 * Draper Esprit plc 657
1,760,837 Dubai Financial Market 721
11,052 e Dynex Capital, Inc 141
539,689 East Money Information Co Ltd 1,500
207,014 * Eclipx Group Ltd 283
256,054 ECN Capital Corp 526
17,244,480 Edelweiss Capital Ltd 13,330
85,739 EFG International 819
38,586 eGuarantee, Inc 713
591,208 * Egyptian Financial Group-Hermes Holding 427
457,035 Element Financial Corp 6,228
17,283 e Ellington Financial Inc 214
7,319 * Encore Capital Group, Inc 351
9,700 * Enova International, Inc 372
410,475 e EQT AB 8,721
1,605,204 Equitable Holdings, Inc 46,069
259 Eurazeo 16
1,139,541 g Euronext NV 84,362
152,006 Everbright Securities Co Ltd 324
189,748 Evercore Inc 20,698
75,880 * EXOR NV 5,556
34,278 EXOR NV 2,510

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
270,239 * Ezcorp, Inc (Class A) $ 2,202
49,820 Factset Research Systems, Inc 19,988
762,401 Far East Horizon Ltd 594
159,647 Federated Investors, Inc (Class B) 5,797
55,663 e Fiera Capital Corp 357
69,500 Financial Products Group Co Ltd 584
123,900 FinVolution Group (ADR) 615
224,091 First Capital Securities Co Ltd 181
94,469 FirstCash Holdings, Inc 8,210
4,277,408 FirstRand Ltd 15,540
134,489 *,e flatexDEGIRO AG. 907
31,266 g Flow Traders 724
20,713 * Focus Financial Partners, Inc 772
77,661 e Franklin BSP Realty Trust, Inc 1,002
229,665 e Franklin Resources, Inc 6,059
6,835,618 Fuhwa Financial Holdings Co Ltd 4,817
59,800 *,e Futu Holdings Ltd (ADR) 2,431
39,784 Fuyo General Lease Co Ltd 2,593
53,679 e GCM Grosvenor, Inc 409
1,224,000 g Genertec Universal Medical Group Company Limited 741
1,104,200 e Gentera SAB de C.V. 1,243
737,236 GF Securities Co Ltd 1,055
242,408 GF Securities Co Ltd (Class A) 539
40,301 *,e GMO Financial Holdings, Inc 156
200,654 e goeasy Ltd 15,775
549,916 Goldman Sachs Group, Inc 188,830
4,397,338 * Grab Holdings Ltd. 14,159
16,292 Granite Point Mortgage Trust, Inc 87
49,063 * Green Dot Corp 776
24,694 GRENKE AG. 516
641 Groupe Bruxelles Lambert S.A. 51
27,584 e Gruppo MutuiOnline S.p.A 778
12,112 Guangzhou Yuexiu Financial Holdings Group Co Ltd 10
106,604 Guolian Securities Co Ltd 172
363,349 Guosen Securities Co Ltd 463
3,107,800 e Guotai Junan International Hol 286
367,216 Guotai Junan Securities Co Ltd 717
281,154 Guoyuan Securities Co Ltd 256
2,662,810 e Haitong International Securities Group Ltd 296
2,280,773 Haitong Securities Co Ltd 1,399
488,012 Haitong Securities Co Ltd (Class A) 609
2,620,000 e,g Haitong UniTrust International Leasing Co Ltd 285
1,564 Hamilton Lane, Inc 100
224,073 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 6,494
123,618 * Hanwha Securities Co 231
174,696 Hargreaves Lansdown plc 1,799
20,986 Hithink RoyalFlush Information Network Co Ltd 297
2,009,266 Hong Kong Exchanges and Clearing Ltd 86,339
153,000 Hotai Finance Co Ltd 507
34,861 Houlihan Lokey, Inc 3,039
1,030,540 g Huatai Securities Co Ltd 1,175
153,334 Huatai Securities Co Ltd (Class A) 280
42,800 Huaxi Securities Co Ltd 46
74,806 HUB24 Ltd 1,337
34,319 * Hypoport AG. 3,562
163,706 g ICICI Securities Ltd 983
1,105,043 IDFC Ltd 1,084
133,900 e iFAST Corp Ltd 584
3,393,802 IG Group Holdings plc 31,977
102,371 e IGM Financial, Inc 2,858
42,606 IIFL Wealth Management Ltd 913
62,695 * Illimity Bank S.p.A 463

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
80,102 Impax Asset Management Group plc $ 705
941,358 g Indian Energy Exchange Ltd 1,590
458,354 Industrial Securities Co Ltd 378
990 e Industrivarden AB 24
132,365 Industrivarden AB 3,220
319,930 IntegraFin Holdings plc 1,169
75,234 Interactive Brokers Group, Inc (Class A) 5,443
612,892 Intercontinental Exchange Group, Inc 62,877
297,545 Intermediate Capital Group plc 4,108
822,000 *,e,g International Alliance Financial Leasing Co Ltd 979
300,826 Invesco Ltd 5,412
10,163 e Invesco Mortgage Capital, Inc 129
262,607 Investec Ltd 1,661
709,957 Investec plc 4,340
30,620 Investment AB Oresund 316
506,293 Investor AB 9,419
11,742 Investor AB 213
617,354 IOOF Holdings Ltd 1,405
1,148,745 IP Group plc 774
135,079 Is Yatirim Menkul Degerler AS 473
1,084,656 iShares Core MSCI Emerging Markets ETF 50,653
2,800 iShares Core S&P 500 ETF 1,076
426,925 e iShares MSCI Canada Index Fund 13,973
27,500 e iShares MSCI EAFE Index Fund 1,805
156,763 e iShares MSCI Japan ETF 8,534
6,580 e iShares Russell 2000 Index Fund 1,147
219,427 Isracard Ltd 639
37,200 e J Trust Co Ltd 145
19,325 Jaccs Co Ltd 605
22,944 Jackson Financial, Inc 798
329,254 e Jafco Co Ltd 5,581
110,686 Janus Henderson Group plc 2,603
86,100 Japan Securities Finance Co Ltd 751
162,767 Jefferies Financial Group, Inc 5,580
430,325 JM Financial Ltd 371
663,700 JMT Network Services PCL 1,320
92,159 JSE Ltd 588
131,124 g JTC plc 1,185
1,334 Julius Baer Group Ltd 78
491,439 Jupiter Investment Management Group Ltd 789
3,690,000 * Kingkey Financial International Holdings Ltd 435
1,590 * Kinnevik AB 22
16,938 * KIWOOM Securities Co Ltd 1,130
530,437 KKR & Co, Inc 24,623
15,703 e KKR Real Estate Finance Trust, Inc 219
26,837 * Korea Investment Holdings Co Ltd 1,139
16,648 KRUK S.A. 1,179
918,128 Krungthai Card PCL 1,561
371,552 * Kumho Investment Bank 219
770,522 L&T Finance Holdings Ltd 811
1,419,567 Ladder Capital Corp 14,252
67,417 Lazard Ltd (Class A) 2,337
671,255 * LendingClub Corp 5,907
1,678 * LendingTree, Inc 36
10,598 Leonteq A.G. 500
125,400 *,e LexinFintech Holdings Ltd (ADR) 238
92,709 Liontrust Asset Management plc 1,250
509,901 London Stock Exchange Group plc 43,811
404,312 LPL Financial Holdings, Inc 87,400
449,200 Lufax Holding Ltd (ADR) 871
384 Lundbergs AB (B Shares) 16
18,600 * M&A Capital Partners Co Ltd 649

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
5,200 *,e M&A Research Institute, Inc $ 246
1,814,074 M&G plc 4,102
107,370 MA Financial Group Ltd 331
394,840 Macquarie Group Ltd 44,573
138,180 Magellan Financial Group Ltd 836
207,434 Magma Fincorp Ltd 770
557,567 Mahindra & Mahindra Financial Services Ltd 1,577
15,764,304 Man Group plc 40,559
446,968 Manappuram General Finance & Leasing Ltd 627
53,344 MarketAxess Holdings, Inc 14,877
4,036 * MarketWise, Inc 7
184,200 Marui Co Ltd 3,040
11,381 g MAS Financial Services Ltd 111
110,100 e Matsui Securities Co Ltd 657
143,601 * Meritz Securities Co Ltd 715
10,536,000 Metro Pacific Investments Corp 647
31,328 e MFA Financial, Inc 309
186,177 * Mirae Asset Daewoo Co Ltd 900
979,670 Mitsubishi UFJ Lease & Finance Co Ltd 4,819
24,600 Mizuho Leasing Co Ltd 622
77,881 MLP AG. 429
17,094,900 * MNC Kapital Indonesia Tbk PT 87
21,542 Moelis & Co 827
193,452 e Monex Group, Inc 606
41,354 * Moneylion, Inc 26
147,359 Moody's Corp 41,057
3,405,330 Morgan Stanley 289,521
22,099 Morningstar, Inc 4,786
39,542 Motilal Oswal Financial Services Ltd 327
75,350 MSCI, Inc (Class A) 35,051
455,282 Muangthai Capital PCL 499
32,401 Multi Commodity Exchange of India Ltd 608
78,737 Muthoot Finance Ltd 1,011
276,955 Nasdaq Inc 16,991
367,093 National Investments Co KSCP 285
33,736 Navient Corp 555
40,156 Nayifat Finance Co 203
4,535 Nelnet, Inc (Class A) 412
115,564 Netwealth Group Ltd 947
343,400 New Residential Investment Corp 2,806
116,021 e New York Mortgage Trust, Inc 297
22,344 Nexpoint Real Estate Finance, Inc 355
1,257,523 Ngern Tid Lor PCL 1,070
18,149 * NICE Holdings Co Ltd 185
214,735 Ninety One Ltd 478
430,443 Ninety One plc 962
140,336 g Nippon Life India Asset Management Ltd 422
27,200 *,e Noah Holdings Ltd (ADR) 422
2,045,436 * Nomura Holdings, Inc 7,579
139,586 Nordnet AB publ 2,021
9,032 Northern Trust Corp 799
76,161 * Nuvei Corp 1,936
600,000 *,e OCI International Holdings Ltd 104
119,593 Okasan Holdings, Inc 347
1,894,408 * Omni Bridgeway Ltd 4,662
92,272 OneMain Holdings, Inc 3,074
89,889 Onex Corp 4,334
25,703 * Open Lending Corp 174
13,869 * Oportun Financial Corp 76
2,678 Oppenheimer Holdings, Inc 113
14,567 * OppFi, Inc 30
10,862 e Orchid Island Capital, Inc 114

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
41,250 e Orient Corp $ 363
281,751 Orient Securities Co Ltd 361
2,069,168 ORIX Corp 33,120
1,150,238 Osaka Securities Exchange Co Ltd 16,578
58,954 Oyak Yatirim Menkul Degerler AS. 121
8,042,200 * Pacific Strategic Financial Tbk PT 584
245,390 Paisalo Digital Ltd 229
3,941 Partners Group 3,490
334,409 Pendal Group Ltd 1,133
22,672 e PennyMac Mortgage Investment Trust 281
1,611,365 * Pensionbee Group plc 1,050
61,305 e Perpetual Trustees Australia Ltd 1,018
132,452 e Pinnacle Investment Management Group Ltd 784
111,848 Piper Jaffray Cos 14,562
3,040,404 Piramal Healthcare Ltd 30,360
890 PJT Partners, Inc 66
469,072 Platinum Asset Mangement Ltd 568
272,538 Plus500 Ltd 5,917
121,266 Polar Capital Holdings plc 699
12,096 * PRA Group, Inc 409
780,000 President Securities Corp 396
359,441 * PROG Holdings, Inc 6,071
211,854 Provident Financial plc 490
1,290,988 PSG Konsult Ltd 920
1,329,409 g Quilter plc 1,493
1,793,800 Ratchthani Leasing PCL 215
61,031 Rathbone Brothers 1,502
217,557 Ratos AB (B Shares) 866
158,032 Raymond James Financial, Inc 16,886
22,515 e Ready Capital Corp 251
1,084,499 REC Ltd 1,526
35,497 e Redwood Trust, Inc 240
2,343 Regional Management Corp 66
87,091 Reinet Investments S.C.A 1,678
555,221 Remgro Ltd 4,318
94,644 g Resurs Holding AB 226
10,761 Ricoh Leasing Co Ltd 311
447,380 *,e Robinhood Markets, Inc 3,642
665,427 S&P Global, Inc 222,878
37,927 * Samsung Securities Co Ltd 947
49,280 Saudi Tadawul Group Holding Co 2,386
155,237 SBI Cards & Payment Services Ltd 1,491
1,100,938 * SBI Holdings, Inc 20,976
5,078 Schroders plc 27
4,213 e Sculptor Capital Management, Inc 37
518,991 Sealand Securities Co Ltd 248
84,258 SEI Investments Co 4,912
452,500 e Sheng Ye Capital Ltd 363
956,844 Shenwan Hongyuan Group Co Ltd 547
5,373 Shinyoung Securities Co Ltd 243
162,767 Shriram Transport Finance Co Ltd 2,702
3,750,944 Singapore Exchange Ltd 25,082
202,113 SLM Corp 3,355
5,599 Societe Fonciere Financiere et de Participations FFP 534
1,149,545 *,e SoFi Technologies, Inc 5,299
15,658 e Sofina S.A. 3,457
172,635 SooChow Securities Co Ltd 162
421,273 Southwest Securities Co Ltd 227
18,871 Sparx Group Co Ltd 240
4,500 e SPDR S&P 500 ETF Trust 1,721
149,534 *,e SPDR S&P Biotech ETF 12,411
23,685 e Sprott, Inc 788

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
768,475 *,†,e SRH NV $ 8
711,110 Srisawad Corp PCL 999
370,775 St. James's Place plc 4,884
15,710 Standard Life Aberdeen plc 36
449,619 Starwood Property Trust, Inc 8,242
15,909 State Street Corp 1,234
54,362 StepStone Group, Inc 1,369
168,493 Stifel Financial Corp 9,835
31,122 * StoneX Group, Inc 2,966
8,724 Strike Co Ltd 296
588,735 Sun Hung Kai & Co Ltd 220
31,394 *,e Sunlight Financial Holdings, Inc 41
81,795 e Svolder AB 471
16,096 Swissquote Group Holding S.A. 2,322
1,004 *,e SWK Holdings Corp 18
19,409 Synchrony Financial 638
178,476 T Rowe Price Group, Inc 19,465
184,027 Taiwan Acceptance Corp 929
232,258 Tamburi Investment Partners S.p.A. 1,819
15,383 Tata Investment Corp Ltd 392
1,191,432 Tel Aviv Stock Exchange Ltd 7,147
68,267 TMX Group Ltd 6,833
173,480 Tokai Tokyo Securities Co Ltd 464
37,600 Tokyo Century Corp 1,267
84,132 * Tong Yang Investment Bank 160
790,972 TP Icap Group plc 1,669
20,881 TPG RE Finance Trust, Inc 142
93,044 Tradeweb Markets, Inc 6,041
554,789 Transaction Capital Ltd 1,081
3,271,626 Turkiye Sinai Kalkinma Bankasi AS 764
26,062 e Two Harbors Investment Corp 411
5,279,466 UBS Group AG 98,125
86,600 *,e Up Fintech Holding Ltd (ADR) 295
59,988 *,e Upstart Holdings, Inc 793
43,062 UTI Asset Management Co Ltd 447
1,052,011 e Value Partners Group Ltd 386
27,944 Victory Capital Holdings, Inc 750
226,871 Virtu Financial, Inc 4,630
1,935 Virtus Investment Partners, Inc 370
66,717 e Vontobel Holding AG. 4,425
137,911 e Voya Financial, Inc 8,480
23,175 Warsaw Stock Exchange 188
2,436,395 Waterland Financial Holdings 894
32,100 *,e WealthNavi, Inc 327
26,682 Wendel 2,492
287,403 Western Securities Co Ltd 251
85,424 * Woori Investment & Securities Co Ltd 595
381 *,e World Acceptance Corp 25
619,782 * XP, Inc 9,507
46,176 g X-Trade Brokers Dom Maklerski S.A. 328
2,621,800 *,e Yangzijiang Financial Holding Pte Ltd 695
1,698,000 *,e,g Yixin Group Ltd 210
187,865 e Zenkoku Hosho Co Ltd 7,198
142,591 Zheshang Securities Co Ltd 203
418,200 Zhongtai Securities Co Ltd 385
670,858 *,e Zip Co Ltd 232
TOTAL DIVERSIFIED FINANCIALS 4,675,982
ENERGY - 5.8%
179,200 * 3R PETROLEUM OLEO E GAS S.A. 1,284
1,181,000 g AAG Energy Holdings Ltd 261

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,345,261 Adaro Energy Tbk $ 4,297
185,469 * Advantage Energy Ltd 1,297
136,963 Aegis Logistics Ltd 574
15,141 *,e Aemetis, Inc 60
1,187,023 Aker BP ASA 36,896
300,770 Aker Solutions ASA 1,158
33,349 Aldrees Petroleum and Transport Services Co 664
247,249 * Alto Ingredients, Inc 712
4,583 e Altus Midstream Co 152
55,258 * Amplify Energy Corp 486
241,540 Ampol Ltd 4,643
264,649 Antero Midstream Corp 2,856
2,205,855 * Antero Resources Corp 68,359
243,924 APA Corp 11,386
1,008,409 e ARC Resources Ltd 13,592
22,397 Arch Resources, Inc 3,198
41,176 e Archrock, Inc 370
12,752 * Ardmore Shipping Corp 184
562,210 *,e Athabasca Oil Corp 1,001
470,947 Baker Hughes Co 13,907
792,400 Bangchak Corp PCL 721
6,671,100 Banpu PCL (Foreign) 2,637
571,568 * Baytex Energy Trust 2,567
5,172,634 Beach Petroleum Ltd 5,617
325,313 Berry Petroleum Co LLC 2,602
1,053,982 Bharat Petroleum Corp Ltd 4,202
270,922 e Birchcliff Energy Ltd 1,887
37,928 Bonanza Creek Energy, Inc 2,197
133,518 * Borr Drilling Ltd 664
274,309 * Borr Drilling Ltd 1,511
286,458 * Boss Energy Ltd 412
29,974,804 BP plc 172,953
246,400 BP plc (ADR) 8,607
4,650,000 *,†,e Brightoil Petroleum Holdings Ltd 670
7,161 * Bristow Group, Inc 194
2,991,000 * Bumi Armada BHD 326
100,373 *,e BW Energy Ltd 259
160,116 g BW LPG Ltd 1,241
69,135 BW Offshore Ltd 175
169,860 Cabot Oil & Gas Corp 4,173
5,692 Cactus, Inc 286
299,130 *,e Cairn Energy plc 947
49,693 California Resources Corp 2,162
13,036 * Callon Petroleum Co 483
1,422,622 e Cameco Corp 32,245
1,484,329 Canadian Natural Resources Ltd 82,427
145,511 e Cardinal Energy Ltd 819
1,589,075 Cenovus Energy, Inc (Toronto) 30,831
3,011 * Centrus Energy Corp 98
228,810 CES Energy Solutions Corp 466
3,802,916 *,e CGG S.A. 2,464
2,145,000 e CGN Mining Co Ltd 222
260,014 ChampionX Corp 7,538
241,515 Cheniere Energy, Inc 36,218
208,596 Chesapeake Energy Corp 19,685
3,813,055 Chevron Corp 684,405
2,641,000 China Coal Energy Co 2,144
825,100 China Merchants Energy Shipping Co Ltd 661
2,485,122 China Oilfield Services Ltd 3,021
521,676 China Shenhua Energy Co Ltd - A 2,069
4,946,955 China Shenhua Energy Co Ltd - H 14,251

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
51,724 * Clean Energy Fuels Corp $ 269
55,394 * CNX Resources Corp 933
1,766,034 Coal India Ltd 4,804
118 *,†,b Cobalt International Energy, Inc 0 ^
1,000,000 Computer Modelling Group Ltd 4,306
356,533 Comstock Resources Inc 4,888
4,450,893 ConocoPhillips 525,205
64,101 CONSOL Energy, Inc 4,167
15,909 *,e Cool Co Ltd 184
5,896,504 Cosan SA Industria e Comercio 19,109
315,593 COSCO SHIPPING Energy Transportation Co Ltd 547
77,658 Cosmo Energy Holdings Co Ltd 2,056
218,546 e Crescent Energy, Inc 2,620
578,129 Crescent Point Energy Corp 4,125
127,400 * Crew Energy, Inc 530
20,106 CropEnergies AG. 280
64,356 CVR Energy, Inc 2,017
9,887,047 Dana Gas PJSC 2,473
8,866 * Delek Group Ltd 971
735,669 Delek US Holdings, Inc 19,863
101,537 * Denbury, Inc 8,836
1,380,439 *,e Denison Mines Corp 1,580
508,047 Devon Energy Corp 31,250
181,289 DHT Holdings, Inc 1,610
4,599,512 Dialog Group BHD 2,558
474,276 *,e Diamond Offshore Drilling, Inc 4,932
1,244,895 Diamondback Energy, Inc 170,277
832,095 Diversified Gas & Oil plc 1,171
54,217 * DMC Global, Inc 1,054
1,743,440 DNO International ASA 2,102
9,297 Dorian LPG Ltd 176
10,394 *,e Dril-Quip, Inc 282
14,283 DT Midstream, Inc 789
27,093 *,e Empire Petroleum Corp 333
433,654 Empresas COPEC S.A. 3,236
1,178,300 Enauta Participacoes S.A. 3,033
2,477,935 e Enbridge, Inc 96,848
3,309,668 ENEOS Holdings, Inc 11,271
112,777 Enerflex Ltd 711
125,765 Energean plc 1,976
1,168,600 *,† Energy Earth PCL 0 ^
369,125 *,e Energy Fuels, Inc 2,292
151,320 *,e Energy Fuels, Inc 937
1 Energy Transfer LP 0 ^
423,475 Enerplus Corp 7,475
1,630,444 ENI S.p.A. 23,184
1,661,191 * Enquest plc (London) 428
26,211 e Enviva, Inc 1,388
3,253,603 EOG Resources, Inc 421,407
2,434,453 EQT Corp 82,358
2,718,643 Equinor ASA 97,709
23,200 * Equital Ltd 691
111,214 Equitrans Midstream Corp 745
1,080,900 Esso Thailand PCL (Foreign) 393
400,562 Etablissements Maurel et Prom 1,731
177,575 e Euronav NV 2,987
5,660 e Excelerate Energy, Inc 142
25,703 Exmar NV 218
299,214 Exxaro Resources Ltd 3,836
3,838,770 Exxon Mobil Corp 423,416
8,678 e FLEX LNG Ltd 284

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,811 e FLEX LNG Ltd $ 944
1,327,269 Formosa Petrochemical Corp 3,465
74,096 * Frank's International NV 1,343
430,707 e Freehold Royalty Trust 5,036
57,015 * Frontera Energy Corp 517
38,015 e Frontline Ltd 461
138,563 e Frontline Ltd (Sigmax MTF) 1,673
3,330 Galp Energia SGPS S.A. 45
25,886 Gaztransport Et Technigaz S.A. 2,766
163,179 Genel Energy PLC 246
60,299 *,e Gevo, Inc 115
149,904 Gibson Energy, Inc 2,617
27,904 * Golar LNG Ltd 636
154,820 Great Eastern Shipping Co Ltd 1,256
16,053 * Green Plains Inc 490
728,086 Guanghui Energy Co Ltd 945
829,652 Gujarat Mineral Development Corp Ltd 1,469
988,493 * Gulf International Services QSC 402
192,674 Gulf Keystone Petroleum Ltd 469
2,401 * Gulfport Energy Operating Corp 177
135,960 Hafnia Ltd 699
1,441,255 Halliburton Co 56,713
817,224 Harbour Energy plc 3,016
1,059,163 e Headwater Exploration, Inc 4,631
44,808 * Helix Energy Solutions Group, Inc 331
82,200 Hellenic Petroleum S.A. 668
86,677 Helmerich & Payne, Inc 4,297
316,636 Hess Corp 44,905
20,197 HF Sinclair Corp 1,048
1,644,500 Hibiscus Petroleum BHD 401
812,282 Hindustan Petroleum Corp Ltd 2,303
464,787 Hunting plc 1,871
32,406 Hyundai Robotics Co Ltd 1,467
143,749 Idemitsu Kosan Co Ltd 3,365
278,050 Imperial Oil Ltd 13,543
3,709,656 Indian Oil Corp Ltd 3,427
375,800 Indo Tambangraya Megah Tbk PT 944
225,600 Inner Mongolia Dian Tou Energy Corp Ltd 400
1,439,000 Inner Mongolia Yitai Coal Co 1,897
1,863,634 Inpex Holdings, Inc 20,026
102,460 International Seaways, Inc 3,793
7,355,086 IRPC PCL (Foreign) 641
107,150 Itochu Enex Co Ltd 854
44,622 Iwatani International Corp 1,954
231,177 Japan Petroleum Exploration Co 6,797
419,200 Jizhong Energy Resources Co Ltd 383
669,979 * John Wood Group plc 1,086
599,533 * Karoon Gas Australia Ltd 901
1,750,955 * Kelt Exploration Ltd 6,479
257,416 e Keyera Corp 5,626
296,717 Kinder Morgan, Inc 5,365
3,082,000 Kinetic Development Group Ltd 237
70,864 Koninklijke Vopak NV 2,108
328,686 * Kosmos Energy Ltd 2,090
1,044 * Laredo Petroleum, Inc 54
321,821 Liberty Oilfield Services, Inc 5,152
224,311 Lundin Petroleum AB 485
99,356 e Magnolia Oil & Gas Corp 2,330
977,710 Marathon Oil Corp 26,467
701,435 Marathon Petroleum Corp 81,640
348,868 Matador Resources Co 19,969

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
391,902 * MEG Energy Corp $ 5,456
28,000 e Mitsuuroko Co Ltd 241
22,930 Modec, Inc 236
479,932 e MOL Hungarian Oil & Gas plc 3,345
168,519 Motor Oil Hellas Corinth Refineries S.A. 3,925
162,011 Murphy Oil Corp 6,968
23,303 * Nabors Industries Ltd 3,609
1,225 e Nacco Industries, Inc (Class A) 47
33,969 * Naphtha Israel Petroleum Corp Ltd 157
9,491 * National Energy Services Reunited Corp 66
51,462 Neste Oil Oyj 2,373
44,454 e New Fortress Energy, Inc 1,886
755,150 e New Hope Corp Ltd 3,243
25,765 * Newpark Resources, Inc 107
408,717 *,e NexGen Energy Ltd 1,808
793,575 * NexTier Oilfield Solutions, Inc 7,333
19,242 * Noble Corp plc 726
888,690 Nordic American Tankers Ltd 2,719
692,703 e Northern Oil and Gas, Inc 21,349
222,257 NOV, Inc 4,643
184,860 * NuVista Energy Ltd 1,704
50,559 Oasis Petroleum, Inc 6,917
57,401 * Obsidian Energy Ltd 381
881,215 Occidental Petroleum Corp 55,508
306,508 * Oceaneering International, Inc 5,361
359,028 * Odfjell Drilling Ltd 974
677,527 Offshore Oil Engineering Co Ltd 590
276,687 Oil India Ltd 699
2,240,375 Oil Refineries Ltd 785
19,083 * Oil States International, Inc 142
55,871 OMV AG. 2,874
74,120 ONEOK, Inc 4,870
63,092 e Ovintiv, Inc 3,199
2,877,146 * Paladin Resources Ltd 1,358
695,334 *,e Pantheon Resources plc 356
397,229 * Par Pacific Holdings, Inc 9,236
79,580 e Paramount Resources Ltd (Class A) 1,683
114,401 Parex Resources, Inc 1,702
495,862 e Parkland Corp 10,880
78,766 Pason Systems, Inc 927
354,197 Patterson-UTI Energy, Inc 5,965
9,884 * Paz Oil Co Ltd 1,233
326,268 PBF Energy, Inc 13,305
17,547 PDC Energy, Inc 1,114
541,216 * Peabody Energy Corp 14,299
641,959 e Pembina Pipeline Income Fund 21,791
1,378 Penn Virginia Corp 56
2,671,859 e Permian Resources Corp 25,115
2,162,400 * Petro Rio S.A. 15,231
491,243 *,e Petrofac Ltd 417
4,233,895 Petroleo Brasileiro S.A. 22,451
5,386,727 Petroleo Brasileiro S.A. (Preference) 24,993
314,680 Petronas Dagangan BHD 1,643
1,025,855 Petronet LNG Ltd 2,668
141,300 Petroreconcavo S.A. 883
174,534 e Peyto Exploration & Development Corp 1,788
1,117,234 Phillips 66 116,282
211,519 Pingdingshan Tianan Coal Mining Co Ltd 328
962,562 Pioneer Natural Resources Co 219,840
134,580 *,e Pipestone Energy Corp 298
717,305 Polski Koncern Naftowy Orlen S.A. 10,538

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
100,100 *,† Poseidon Concepts Corp $ 1
396,594 e PrairieSky Royalty Ltd 6,356
57,442 * Precision Drilling Corp 4,400
961,500 Prima Marine PCL 198
3,346,000 *,e Productive Technologies Co Ltd 429
110,643 *,e ProFrac Holding Corp 2,788
281,905 * ProPetro Holding Corp 2,923
8,773,500 PT AKR Corporindo Tbk 789
248,645,800 * PT Benakat Petroleum Energy 2,519
46,741,900 * PT Bumi Resources Minerals Tbk 478
75,770,900 * PT Bumi Resources Tbk 784
2,938,500 PT Harum Energy Indonesia Tbk 306
14,077,100 PT Indika Energy Tbk 2,475
8,286,500 PT Medco Energi Internasional Tbk 541
8,669,700 PT Tambang Batubara Bukit Asam Tbk 2,056
5,399,306 PT United Tractors Tbk 9,051
1,854,848 PTT Exploration & Production PCL 9,446
12,641,009 PTT PCL 12,253
753,008 Qatar Fuel QSC 3,716
2,937,119 Qatar Gas Transport Co Ltd 2,962
510,961 * Rabigh Refining & Petrochemical Co 1,477
146,661 Range Resources Corp 3,669
5,476,680 Reliance Industries Ltd 168,137
993,400 Repsol YPF S.A. 15,812
4,820 * Rex American Resources Corp 154
2,038 e Riley Exploration Permian, Inc 60
28,137 * Ring Energy, Inc 69
1,132,934 *,e Saipem S.p.A 1,368
46,252 San-Ai Oil Co Ltd 439
3,225,644 Santos Ltd 15,864
593,390 * Saras S.p.A. 730
2,381 Saudi Arabia Refineries Co 46
4,169,500 g Saudi Arabian Oil Co 35,791
139,525 SBM Offshore NV 2,195
1,641,936 Schlumberger Ltd 87,778
11,639 Schoeller-Bleckmann Oilfield Equipment AG. 730
15,476 Scorpio Tankers, Inc 832
320,558 Secure Energy Services, Inc 1,664
372,241 Select Energy Services, Inc 3,439
3,995,300 Semirara Mining & Power Corp 2,486
190,957 Serica Energy plc 663
50 *,† Serval Integrated Energy Services 0
34,937 SFL Corp Ltd 322
782,338 Shaanxi Coal Industry Co Ltd 2,088
206,300 Shan XI Hua Yang Group New Energy Co Ltd 421
230,286 Shanxi Lu'an Environmental Energy Development Co Ltd 557
398,099 Shanxi Xishan Coal & Electricity Power Co Ltd 666
66,552 * ShawCor Ltd 675
14,835,749 Shell plc 418,232
516,800 Siamgas & Petrochemicals PCL 148
822 *,e SilverBow Resources, Inc 23
2,252,000 e Sinopec Kantons Holdings Ltd 849
311,658 Sitio Royalties Corp 8,991
11,752 SK Discovery Co Ltd 281
1,232 SK Gas Co Ltd 113
62,156 * SK Innovation Co Ltd 7,593
95,217 SM Energy Co 3,316
53,718 S-Oil Corp 3,575
42,632 Solaris Oilfield Infrastructure, Inc 423
413,328 * Southwestern Energy Co 2,418
135,005 e Spartan Delta Corp 1,491

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,735,500 Star Petroleum Refining PCL $ 536
826,068 e Subsea 7 S.A. 9,566
2,162,021 Suncor Energy, Inc 68,581
79,519 e Surge Energy, Inc 535
210,179 * Talos Energy, Inc 3,968
813,843 e Tamarack Valley Energy Ltd 2,681
194,314 Targa Resources Investments, Inc 14,282
1,180,986 e TC Energy Corp 47,082
137,784 Technip Energies NV 2,166
35,469 *,e Tecnicas Reunidas S.A. 346
378,306 * Teekay Corp 1,718
6,974 * Teekay Tankers Ltd 215
1,089,983 *,e Tellurian, Inc 1,831
183,001 Tenaris S.A. 3,209
620,240 Terracom Ltd 392
40,977 * Tetra Technologies, Inc 142
5,148 Texas Pacific Land Corp 12,068
425,440 TGS Nopec Geophysical Co ASA 5,753
1,669,932 Thai Oil PCL 2,707
131,925 Thungela Resources Ltd 2,226
11,609 * Tidewater, Inc 428
364,510 e Topaz Energy Corp 5,688
27,165 TORM plc 777
3,704,529 e Total S.A. 232,545
475,858 Tourmaline Oil Corp 24,011
922,205 *,e Transocean Ltd 4,205
777,880 * Trican Well Service Ltd 2,103
1,266,759 *,e Tullow Oil plc 567
150,465 * Turkiye Petrol Rafinerileri AS 4,264
7,210,261 Ultrapar Participacoes S.A. 17,119
8,420,000 United Energy Group Ltd 830
6,738 *,e Uranium Energy Corp 26
26,322 * Ur-Energy, Inc 30
67,987 * US Silica Holdings, Inc 850
451,725 e Vaalco Energy, Inc 2,060
71,379 * Valaris Ltd 4,827
2,000,337 Valero Energy Corp 253,763
138,407 *,e Vallourec S.A. 1,824
22,013 Verbio AG. 1,427
170,462 e Vermilion Energy, Inc 3,018
5,532 *,e Vertex Energy, Inc 34
842,932 g Viva Energy Group Ltd 1,560
9,126 * W&T Offshore, Inc 51
5,553 *,e Waga Energy S.A. 169
218,034 Washington H Soul Pattinson & Co Ltd 4,091
238,517 * Weatherford International Ltd 12,145
621,184 e Whitecap Resources, Inc 4,927
1,256,195 Whitehaven Coal Ltd 8,003
583,198 Williams Cos, Inc 19,187
2,724,657 Woodside Energy Group Ltd 65,986
81,899 World Fuel Services Corp 2,238
321,177 Worley Ltd 3,276
152,533 Yantai Jereh Oilfield Services Group Co Ltd 612
1,755,540 Yanzhou Coal Mining Co Ltd 5,340
210,869 Yanzhou Coal Mining Co Ltd (Class A) 1,017
1,493,220 Yinson Holdings BHD 824
TOTAL ENERGY 6,095,325
FOOD & STAPLES RETAILING - 1.6%
146,850 Abdullah Al Othaim Markets Co 4,074
562,263 e Aeon Co Ltd 11,872

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
21,300 Aeon Hokkaido Corp $ 180
24,283 Ain Pharmaciez Inc 1,112
99,365 Al Meera Consumer Goods Co 430
1,527,983 Albertsons Cos, Inc 31,690
28,237 Al-Dawaa Medical Services Co 540
2,337,094 Alimentation Couche-Tard, Inc 102,701
20,561 Almunajem Foods Co 338
36,242 Andersons, Inc 1,268
39,979 Arcs Co Ltd 666
635,395 Atacadao Distribuicao Comercio e Industria Ltd 1,781
173,343 *,g Avenue Supermarts Ltd 8,511
111,655 Axfood AB 3,062
14,655 Axial Retailing, Inc 377
8,300 Belc Co Ltd 362
1,353,112 Berli Jucker PCL 1,377
5,543 * BGF retail Co Ltd 928
358,866 Bid Corp Ltd 6,967
513,482 BIM Birlesik Magazalar AS 3,752
24,706 BinDawood Holding Co 320
167,840 * BJ's Wholesale Club Holdings, Inc 11,104
700,526 e Carrefour S.A. 11,717
48,300 Casey's General Stores, Inc 10,836
48,336 *,e Casino Guichard Perrachon S.A. 505
12,651 Cawachi Ltd 214
1,510,302 Cencosud S.A. 2,484
221,634 * Chefs' Warehouse Holdings, Inc 7,376
6,388,461 Cia Brasileira de Distribuicao 19,773
254,788 Clicks Group Ltd 4,050
1,326,417 Coles Group Ltd 15,036
57,802 e Colruyt S.A. 1,320
1,671,400 Cosco Capital, Inc 140
20,600 Cosmos Pharmaceutical Corp 2,093
922,034 Costco Wholesale Corp 420,909
6,250,216 CP ALL plc 12,287
24,600 Create SD Holdings Co Ltd 615
2,618 e Daikokutenbussaan Co Ltd 107
44,251 DaShenLin Pharmaceutical Group Co Ltd 252
72,900 *,e DingDong Cayman Ltd (ADR) 311
51,493 *,g Dino Polska S.A. 4,422
447,371 g Dis-Chem Pharmacies Ltd 757
16,397,216 * Distribuidora Internacional de Alimentacion S.A. 222
30,649 * Dongsuh Co, Inc 492
14,341 E-Mart Co Ltd 1,115
206,585 Empire Co Ltd 5,441
1,364,811 Endeavour Group Ltd 5,940
92,265 * Eurocash S.A. 288
19,900 Fuji Co Ltd 276
24,400 G-7 Holdings, Inc 306
8,600 e Genky DrugStores Co Ltd 237
104,602 George Weston Ltd 12,978
218,582 GrainCorp Ltd-A 1,102
54,308 Great Tree Pharmacy Co Ltd 522
71,928 * Grocery Outlet Holding Corp 2,100
414,000 Grupo Comercial Chedraui S.a. DE C.V. 1,767
579,500 * Grupo Mateus S.A. 692
39,725 * GS Retail Co Ltd 887
11,000 Halows Co Ltd 243
21,858 Heiwado Co Ltd 356
942,880 * HelloFresh SE 20,578
10,883 *,e HF Foods Group Inc 44
38,584 * Hyundai Greenfood Co Ltd 206

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
24,300 e Inageya Co Ltd $ 228
4,326 Ingles Markets, Inc (Class A) 417
2,770 Itochu-Shokuhin Co Ltd 104
12,246 J Sainsbury plc 32
1,265,887 Jeronimo Martins SGPS S.A. 27,388
19,923 Kato Sangyo Co Ltd 531
162,017 Kesko Oyj (B Shares) 3,580
1,000 Kobe Bussan Co Ltd 29
656,922 Koninklijke Ahold Delhaize NV 18,887
592,585 Kroger Co 26,417
17,034 Kusuri no Aoki Holdings Co Ltd 992
515,000 e La Comer SAB de C.V. 1,009
46,700 Lawson, Inc 1,785
19,696 Life Corp 395
189,831 Loblaw Cos Ltd 16,785
5,635 M Yochananof & Sons Ltd 302
2,027,877 * Marks & Spencer Group plc 2,992
37,353 MARR S.p.A. 456
109,256 Matsumotokiyoshi Holdings Co Ltd 5,492
21,900 Maxvalu Tokai Co Ltd 477
40,870 * Medplus Health Services Ltd 303
994,224 Metcash Ltd 2,689
128,001 e Metro Wholesale & Food Specialist AG. 1,242
277,097 Metro, Inc 15,343
504,576 * Migros Ticaret AS 3,953
46,100 Nahdi Medical Co 2,046
9,937 Natural Grocers by Vitamin C 91
27,221 e Neighbourly Pharmacy, Inc 470
215,030 e North West Co, Inc 5,649
3,882 * Ocado Ltd 29
917,344 e Olam Group Ltd 1,001
590,866 * Performance Food Group Co 34,501
1,633,533 Pick'n Pay Stores Ltd 5,460
606,717 President Chain Store Corp 5,364
3,752 Pricesmart, Inc 228
18,252,900 PT Sumber Alfaria Trijaya Tbk 3,111
1,087,900 Puregold Price Club, Inc 682
1,155,535 Raia Drogasil S.A. 5,204
12,148 Rami Levi Chain Stores Hashikma Marketing Ltd 850
27,712 e Retail Partners Co Ltd 278
9,066 *,e Rite Aid Corp 30
836,650 Robinsons Retail Holdings, Inc 810
17,141 Ryoshoku Ltd 406
19,200 San-A Co Ltd 627
2,161,816 Sendas Distribuidora S.A. 7,989
1,382,863 Seven & I Holdings Co Ltd 59,264
2,001,610 Sheng Siong Group Ltd 2,463
11,911 Shoei Foods Corp 353
13,664 *,g Shop Apotheke Europe NV 645
548,617 Shoprite Holdings Ltd 7,273
643,439 Shufersal Ltd 3,704
24,798 Sligro Food Group NV 431
3,280,321 SMU S.A. 449
1,289,637 Sok Marketler Ticaret AS. 1,928
985,150 Sonae SPGS S.A. 987
195,955 e Spar Group Ltd 1,309
10,894 SpartanNash Co 329
23,786 *,e Sprouts Farmers Market, Inc 770
35,796 Sugi Pharmacy Co Ltd 1,592
281,700 Sundrug Co Ltd 8,371
996,885 SYSCO Corp 76,212

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
16,926,969 Tesco plc $ 45,616
63,900 Tsuruha Holdings, Inc 4,956
111,604 * United Natural Foods, Inc 4,320
41,650 United Super Markets Holdings, Inc 356
320,353 * US Foods Holding Corp 10,898
30,894 Valor Co Ltd 426
2,572 Village Super Market (Class A) 60
389,036 Walgreens Boots Alliance, Inc 14,534
5,697,736 e Wal-Mart de Mexico SAB de C.V. 20,055
3,142,110 Walmart, Inc 445,520
4,995 Weis Markets, Inc 411
93,860 Welcia Holdings Co Ltd 2,188
1,280,430 Woolworths Ltd 29,239
17,000 Yaoko Co Ltd 875
27,359 Yifeng Pharmacy Chain Co Ltd 251
32,200 Yokohama Reito Co Ltd 262
10,822 *,e Zur Rose Group AG. 300
TOTAL FOOD & STAPLES RETAILING 1,717,409
FOOD, BEVERAGE & TOBACCO - 4.0%
1,205,317 *,e a2 Milk Co Ltd 5,649
183,067 AAK AB 3,126
155,489 AG. Barr plc 996
13,153 Agrana Beteiligungs AG. 210
343,567 Agthia Group PJSC 372
467,163 Ajinomoto Co, Inc 14,278
17,197 Al Jouf Agricultural Development Co 204
1,902 e Alico, Inc 45
285,509 Almarai Co JSC 4,067
1,619,375 Altria Group, Inc 74,022
5,141,909 AMBEV S.A. 14,054
197,315 Anadolu Efes Biracilik Ve Malt Sanayii AS 715
34,211 Angel Yeast Co Ltd 222
1,600,725 Anheuser-Busch InBev S.A. 96,413
77,228 Anhui Gujing Distillery Co Ltd 1,236
17,414 Anhui Gujing Distillery Co Ltd (Class A) 667
17,217 Anhui Kouzi Distillery Co Ltd 143
47,700 Anhui Yingjia Distillery Co Ltd 429
41,037 e Anora Group Oyj 324
140,060 Archer-Daniels-Midland Co 13,005
16,772 Ariake Japan Co Ltd 554
3,548,168 *,e Aryzta AG. 4,238
158,386 Asahi Breweries Ltd 4,930
32,130 * Aseer Trading Tourism & Manufacturing Co 88
580,130 Associated British Foods plc 10,999
152,351 Astral Foods Ltd 1,459
405,000 e Ausnutria Dairy Corp Ltd 217
94,348 *,h AustAsia Group Ltd 77
87,182 Austevoll Seafood ASA 786
238,949 * Australian Agricultural Co Ltd 285
54,581 Avanti Feeds Ltd 254
330,791 AVI Ltd 1,465
20,437 B&G Foods, Inc (Class A) 228
50,148 e Bakkafrost P 3,131
853,640 Baladna 361
111,909 Balrampur Chini Mills Ltd 536
1,109 Barry Callebaut AG. 2,190
271,115 Bega Cheese Ltd 716
165,201 Beijing Dabeinong Technology Group Co Ltd 211
50,500 Beijing Yanjing Brewery Co Ltd 77
1,855 Bell AG. 478

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
26,732 *,e Benson Hill, Inc $ 68
4,261 *,e Beyond Meat, Inc 52
17,447 Bombay Burmah Trading Co 191
14,766 e Bonduelle S.C.A. 212
8,514 *,e Boston Beer Co, Inc (Class A) 2,806
52,500 BrasilAgro-Co Brasileira de Propriedades Agricolas 294
671,547 * BRF S.A. 1,045
297,710 Britannia Industries Ltd 15,486
119,300 British American Tobacco Malaysia BHD 304
2,858,579 British American Tobacco plc 113,080
1,379,450 Britvic plc 12,852
9,270 Brown-Forman Corp (Class A) 610
39,138 Brown-Forman Corp (Class B) 2,571
2,226,029 g Budweiser Brewing Co APAC Ltd 6,959
1,655,000 e Bumitama Agri Ltd 730
64,072 Bunge Ltd 6,392
426,126 * C&C Group plc 904
19,838 Calavo Growers, Inc 583
88,800 Calbee, Inc 2,018
144,183 Cal-Maine Foods, Inc 7,851
73,000 Camil Alimentos S.A. 115
30,505 Campbell Soup Co 1,731
291,200 Carabao Group PCL 813
259,173 Carlsberg AS (Class B) 34,378
212,300 Carlsberg Brewery-Malay BHD 1,104
84,379 CCL Products India Ltd 540
22,090 * Celsius Holdings, Inc 2,298
1,321,700 Century Pacific Food, Inc 612
7,066 Chacha Food Co Ltd 51
162,800 Charoen Pokphand Enterprise 414
2,422,331 Charoen Pokphand Foods PCL 1,732
2,493,021 g China Feihe Ltd 2,111
4,375,889 *,† China Huishan Dairy Holdings Co Ltd 6
370,000 *,† China Huiyuan Juice Group Ltd 0 ^
3,406,227 China Mengniu Dairy Co Ltd 15,359
3,892,000 e China Modern Dairy Holdings 492
2,465,392 China Resources Beer Holdings Company Ltd 17,148
937,000 *,e,g China Youran Dairy Group Ltd 259
17,527 Chongqing Brewery Co Ltd 321
14,880 Chongqing Fuling Zhacai Group Co Ltd 55
142,492 Cia Cervecerias Unidas S.A. 950
1,248,200 Cisarua Mountain Dairy PT TBK 341
5,390 CJ CheilJedang Corp 1,621
199,718 Cloetta AB 399
4,496,309 Coca-Cola Co 286,010
3,548 Coca-Cola Consolidated Inc 1,818
225,189 * Coca-Cola European Partners plc (Class A) 12,457
596,618 e Coca-Cola Femsa SAB de C.V. 4,037
302,148 Coca-Cola HBC AG. 7,142
198,700 Coca-Cola West Japan Co Ltd 2,157
2,416,000 Cofco International Ltd 865
2,680,000 COFCO Meat Holdings Ltd 763
377,926 ConAgra Brands, Inc 14,626
114,062 Constellation Brands, Inc (Class A) 26,434
16,781 Corby Spirit and Wine Ltd 203
502,444 Costa Group Holdings Ltd 939
53,734 Cranswick plc 1,999
15,133 * Daesang Corp 263
1,557,820 g Dali Foods Group Co Ltd 709
300,305 Danone 15,828
130,167 *,e Darling International, Inc 8,147
4,739,150 Davide Campari-Milano NV 48,113

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
3,997,901 Diageo plc $ 174,996
153,066 * Distell Group Holdings Ltd 1,590
517 * Dongwon F&B Co Ltd 65
3,326 * Dongwon Industries Co Ltd 130
1,826 * Duckhorn Portfolio, Inc 30
5,800 e Dydo Drinco, Inc 209
1,751,290 Eastern Tobacco 1,014
68,483 e Ebro Puleva S.A. 1,075
385,307 Embotelladora Andina S.A. 945
486,426 e Embotelladoras Arca SAB de C.V. 3,950
2,144 Emmi AG. 1,815
47,715 e Ezaki Glico Co Ltd 1,309
789,800 Farm Fresh Bhd 289
1,517,530 Fevertree Drinks plc 18,875
3,700,000 First Pacific Co 1,102
1,364,800 First Resources Ltd 1,511
29,497 Flowers Foods, Inc 848
2,126,983 Fomento Economico Mexicano S.A. de C.V. 16,551
1,083,971 Fomento Economico Mexicano SAB de C.V. (ADR) 84,680
158,946 Foshan Haitian Flavouring & Food Co Ltd 1,816
137,900 Fraser & Neave Holdings BHD 677
79,869 Fresh Del Monte Produce, Inc 2,092
39,541 * Freshpet, Inc 2,087
9,845 Fu Jian Anjoy Foods Co Ltd 229
49,227 Fuji Oil Co Ltd 760
47,700 Fujian Sunner Development Co Ltd 162
14,232 e Fujicco Co Ltd 207
4,382 e Fujiya Co Ltd 84
1,003,382 Futuris Corp Ltd 6,887
199,915 General Mills, Inc 16,763
336,700 Genting Plantations BHD 489
517,600 GFPT PCL (Foreign) 191
221,842 Glanbia plc 2,810
81,941 Godfrey Phillips India Ltd 1,959
23,590,025 Golden Agri-Resources Ltd 4,403
539,500 Great Wall Enterprise Co 799
592,088 * Greencore Group plc 459
52,510 Grieg Seafood ASA 419
215,371 e Gruma SAB de C.V. 2,882
1,458,941 e Grupo Bimbo S.A. de C.V. (Series A) 6,166
140,500 e Grupo Herdez SAB de C.V. 315
442,800 Guan Chong Bhd 241
62,145 Guangdong Haid Group Co Ltd 552
288,400 Guinness Anchor BHD 1,650
93,430 Gujarat Ambuja Exports Ltd 288
22,933 * Hain Celestial Group, Inc 371
15,173 Halwani Brothers Co 181
50,355 * Harim Holdings Co Ltd 307
172,314 Health & Happiness H&H International Holdings Ltd 366
101,447 Heilongjiang Agriculture Co Ltd 201
110,572 Heineken Holding NV 8,539
1,737,264 Heineken NV 163,637
132,723 Henan Shuanghui Investment & Development Co Ltd 494
243,235 Hershey Co 56,326
33,088 * Hindustan Foods Ltd 244
34,815 * Hite Jinro Co Ltd 706
14,500 Hokuto Corp 207
45,119 Hormel Foods Corp 2,055
233,390 * Hostess Brands, Inc 5,237
58,762 House Foods Corp 1,239
1,862 * Hyundai Feed, Inc 18
773,100 Ichitan Group PCL 252

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
1,063,013 Imperial Tobacco Group plc $ 26,481
1,303,409 Indofood CBP Sukses Makmur Tbk 837
411,912 Inghams Group Ltd 799
10,525 Ingredion, Inc 1,031
293,053 Inner Mongolia Yili Industrial Group Co Ltd 1,303
9,135,000 *,† Inti Agri Resources Tbk PT 0 ^
1,638,206 IOI Corp BHD 1,508
3,187,901 ITC Ltd 12,760
34,029 Ito En Ltd 1,238
131,400 Itoham Yonekyu Holdings, Inc 697
520 J&J Snack Foods Corp 78
16,244 J.M. Smucker Co 2,574
492,200 Jalles Machado S.A. 707
346,130 e Japan Tobacco, Inc 6,978
5,689,000 Japfa Comfeed Indonesia Tbk PT 473
471,742 h Japfa Ltd 122
853,682 JBS S.A. 3,567
72,096 JDE Peet's BV 2,085
44,126 Jiangsu King's Luck Brewery JSC Ltd 322
66,581 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,531
16,062 JiuGui Liquor Co Ltd 318
38,436 John B. Sanfilippo & Son, Inc 3,126
22,546 J-Oil Mills, Inc 260
35,464 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 188
28,401 Juewei Food Co Ltd 249
75,746 e Kagome Co Ltd 1,756
10,900 Kameda Seika Co Ltd 361
135,099 Kaveri Seed Co Ltd 842
218,189 Kellogg Co 15,544
62,549 Kerry Group plc (Class A) 5,650
1,972,104 Keurig Dr Pepper, Inc 70,325
91,997 Kewpie Corp 1,669
1,827,700 Khon Kaen Sugar Industry PCL 195
137,675 Kikkoman Corp 7,247
516,553 Kirin Brewery Co Ltd 7,873
20,080 Kotobuki Spirits Co Ltd 1,176
3,170,982 Kraft Heinz Co 129,091
42,521 KRBL Ltd 201
120,012 * KT&G Corp 8,674
274,435 Kuala Lumpur Kepong BHD 1,395
110,385 Kweichow Moutai Co Ltd 27,307
19,633 KWS Saat AG. 1,341
258,170 Lamb Weston Holdings, Inc 23,070
1,497 Lancaster Colony Corp 295
7,967 * Landec Corp 52
3,482 e Lassonde Industries, Inc 286
276,465 Leroy Seafood Group ASA 1,549
95,010 Lian HWA Food Corp 231
795,400 Lien Hwa Industrial Corp 1,295
800 Lindt & Spruengli AG. 8,152
118 Lindt & Spruengli AG. (Registered) 12,140
2,829 * Lotte Chilsung Beverage Co Ltd 396
1,838 * Lotte Confectionery Co Ltd 179
777 Lotus Bakeries NV 5,262
113,162 LT Foods Ltd 158
58,723 Luzhou Laojiao Co Ltd 1,887
94,000 M Dias Branco S.A. 638
80,927 e Maple Leaf Foods, Inc 1,461
340,800 Marfrig Global Foods S.A. 553
348,569 Marico Ltd 2,145
39,600 Maruha Nichiro Corp 753
39,351 McCormick & Co, Inc 3,262

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
43,687 Megmilk Snow Brand Co Ltd $ 597
102,022 MEIJI Holdings Co Ltd 5,229
58,371 Mezzan Holding Co KSCC 75
134,236 e MGP Ingredients, Inc 14,280
255,300 Minerva S.A. 627
10,328 * Mission Produce, Inc 120
44,500 Mitsui Sugar Co Ltd 678
140,895 Molson Coors Brewing Co (Class B) 7,259
6,876,300 g Monde Nissin Corp 1,372
4,040,363 Mondelez International, Inc 269,290
2,440,610 * Monster Beverage Corp 247,795
37,179 Morinaga & Co Ltd 1,109
196,413 Morinaga Milk Industry Co Ltd 7,458
418,483 Mowi ASA 7,131
220,938 Muyuan Foodstuff Co Ltd 1,546
183,000 Namchow Chemical Industrial Ltd 271
54,771 * National Agriculture Development Co 298
1,258 * National Beverage Corp 59
36,143 Nestle India Ltd 8,550
46,414 Nestle Malaysia BHD 1,475
3,610,913 Nestle S.A. 417,094
12,488 * Neto Malinda Trading Ltd 310
197,705 * New Hope Liuhe Co Ltd 366
370,292 Nichirei Corp 8,091
40,697 Nippon Flour Mills Co Ltd 501
84,700 Nippon Meat Packers, Inc 2,365
304,759 Nippon Suisan Kaisha Ltd 1,269
23,722 Nisshin Oillio Group Ltd 592
194,000 Nisshin Seifun Group, Inc 2,438
50,778 Nissin Food Products Co Ltd 4,021
664,568 e Nissin Foods Co Ltd 569
5,169 * Nong Shim Co Ltd 1,460
1,967,200 g Nongfu Spring Co Ltd 11,079
92,273 Oceana Group Ltd 344
252,272 Origin Enterprises plc 1,164
15,947 * Orion Corp 194
15,774 * Orion Corp/Republic of Korea 1,606
14,309 Orior AG. 1,134
715,238 Orkla ASA 5,162
940,817 Osotspa PCL 767
1,466 * Ottogi Corp 554
2,945,803 PepsiCo, Inc 532,189
331,994 Pernod-Ricard S.A. 65,311
685 Philip Morris CR 507
3,319,419 Philip Morris International, Inc 335,958
83,976 * Pilgrim's Pride Corp 1,993
8,733 * Post Holdings, Inc 788
412,041 PPB Group BHD 1,631
604,799 Premier Foods plc 794
44,702 e Premium Brands Holdings Corp 2,716
102,838 Prima Meat Packers Ltd 1,711
1,301,229 Primo Water Corp 20,221
164,504 Primo Water Corp (Toronto) 2,554
2,374,800 PT Astra Agro Lestari Tbk 1,224
4,836,818 PT Charoen Pokphand Indonesia Tbk 1,756
413,300 PT Gudang Garam Tbk 478
2,861,209 PT Indofood Sukses Makmur Tbk 1,237
12,202,200 PT Perusahaan Perkebunan London Sumatra Indonesia Tbk 796
4,671,000 PT Sawit Sumbermas Sarana Tbk 441
976,900 QL Resources BHD 1,222
463,300 R&B Food Supply PCL 173
87,535 Radico Khaitan Ltd 1,070

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
45,668 e Remy Cointreau S.A. $ 7,700
12,500 Riken Vitamin Co Ltd 182
506,000 * RLX Technology, Inc (ADR) 1,164
101,843 e Rogers Sugar, Inc 428
51,381 Royal Unibrew A.S. 3,652
19,794 S Foods, Inc 446
134,855 Sakata Seed Corp 4,470
66,404 Salmar ASA 2,604
258 * Samlip General Foods Co Ltd 15
4,655 Samyang Foods Co Ltd 466
4,106 * Samyang Holdings Corp 224
170,700 Sao Martinho S.A. 858
68,586 e Sapporo Holdings Ltd 1,703
291,407 Saputo, Inc 7,214
22,496 * Saudi Fisheries Co 163
14,834 Saudia Dairy & Foodstuff Co 854
275,304 Savola Group 2,019
54,021 g Scandinavian Tobacco Group A.S. 949
11,991 Schouw & Co 903
204 Seaboard Corp 770
135,425 Select Harvests Ltd 359
1,781 * Seneca Foods Corp 109
37,143 Shanghai Bairun Investment Holding Group Co Ltd 199
51,042 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,086
20,687 e Showa Sangyo Co Ltd 395
548,372 * Shree Renuka Sugars Ltd 385
23,001 Sichuan Swellfun Co Ltd 279
1,342,978 Sime Darby Plantation BHD 1,419
50,353 * Simply Good Foods Co 1,915
113,370 SLC Agricola S.A. 1,005
1,248,171 e,g Smoore International Holdings Ltd 1,915
2,681 * Sovos Brands, Inc 38
401,000 Standard Foods Corp 519
52,125 Strauss Group Ltd 1,378
69,811 Suedzucker AG. 1,218
2,057 *,e SunOpta, Inc 17
73,761 * SunOpta, Inc 620
33,023 Suntory Beverage & Food Ltd 1,124
3,776,642 e Swedish Match AB 41,096
123,000 Taisun Enterprise Co Ltd 130
581,000 * Taiwan TEA Corp 401
150,203 Takara Holdings, Inc 1,189
6,988 Tanmiah Food Co 242
67,645 Tata Coffee Ltd 178
599,566 Tata Tea Ltd 5,549
409,564 Tate & Lyle plc 3,509
1,757,803 Thai Union Group PCL 857
399,230 Thai Vegetable Oil PCL (Foreign) 329
770,800 Thaifoods Group PCL 115
167,632 Tiger Brands Ltd 2,072
1,317,301 e Tingyi Cayman Islands Holding Corp 2,324
26,639 Toly Bread Co Ltd 59
195,339 Tongwei Co Ltd 1,081
1,230 Tootsie Roll Industries, Inc 52
258,800 Toyo Suisan Kaisha Ltd 9,970
715,816 Treasury Wine Estates Ltd 6,613
15,484 * TreeHouse Foods, Inc 765
138,300 Tres Tentos Agroindustrial S.A. 244
52,366 Triveni Engineering & Industries Ltd 178
4,274,500 TSH Resources BHD 1,039
415,471 Tsingtao Brewery Co Ltd 4,091
30,393 Tsingtao Brewery Co Ltd (Class A) 469

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
59,000 Ttet Union Corp $ 270
8,377 Turning Point Brands, Inc 181
53,003 Tyson Foods, Inc (Class A) 3,299
168,146 Ulker Biskuvi Sanayi AS 393
1,019,616 Uni-President China Holdings Ltd 1,018
5,129,384 Uni-President Enterprises Corp 11,103
1,000,072 United Malt Grp Ltd 2,361
96,900 United Plantations BHD 337
197,628 * United Spirits Ltd 2,094
24,346 Universal Corp 1,286
563,120 Universal Robina 1,382
188,075 e Utz Brands, Inc 2,983
247,014 Varun Beverages Ltd 3,942
213,171 Vector Group Ltd 2,528
6,732 Vilmorin & Cie 329
411,847 Vina Concha y Toro S.A. 519
18,044 *,e Vintage Wine Estates, Inc 59
40,657 e Viscofan S.A. 2,619
132,294 * Vital Farms, Inc 1,974
862,000 Vitasoy International Holdings Ltd 1,772
4,110 VST Industries Ltd 164
3,376,694 Want Want China Holdings Ltd 2,250
297,000 Wei Chuan Food Corp 184
293,270 Wens Foodstuffs Group Co Ltd 827
3,212,609 g WH Group Ltd 1,874
12,250 *,e Whole Earth Brands, Inc 50
739,942 Wilmar International Ltd 2,305
398,642 Wuliangye Yibin Co Ltd 10,320
74,125 Yakult Honsha Co Ltd 4,825
196,200 e Yamazaki Baking Co Ltd 2,347
322,407 e Yihai International Holding Ltd 1,134
93,700 Yihai Kerry Arawana Holdings Co Ltd 586
85,617 * Yuan Longping High-tech Agriculture Co Ltd 198
1,075,000 e,g Zhou Hei Ya International Holdings Co Ltd 769
41,477 Zydus Wellness Ltd 755
TOTAL FOOD, BEVERAGE & TOBACCO 4,188,641
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
55,075 * 1Life Healthcare, Inc 920
3,855,895 Abbott Laboratories 423,339
108,765 * Acadia Healthcare Co, Inc 8,954
41,559 * Accolade, Inc 324
22,002 * AdaptHealth Corp 423
3,182 * Addus HomeCare Corp 317
238,642 Advanced Medical Solutions Group plc 747
142,691 *,e AGFA-Gevaert NV 408
1,278 *,e Agiliti, Inc 21
166,376 *,e agilon health, Inc 2,685
281,601 Aier Eye Hospital Group Co Ltd 1,256
7,158 e AirSculpt Technologies, Inc 26
522,000 g AK Medical Holdings Ltd 653
83,789 Al Hammadi Co for Development and Investment 897
485,356 Alcon, Inc 33,305
207,800 Alfresa Holdings Corp 2,641
165,033 * Align Technology, Inc 34,805
437,597 * Alignment Healthcare, Inc 5,146
262,299 * Allscripts Healthcare Solutions, Inc 4,627
423,839 * Alphatec Holdings Inc 5,234
103,621 g Ambea AB 437
169,779 Ambu A.S. 2,180
17,246 * Amedisys, Inc 1,441

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
69,972 * American Well Corp $ 198
149,418 AmerisourceBergen Corp 24,760
3,872 * AMN Healthcare Services, Inc 398
642,101 e Amplifon S.p.A. 19,173
27,100 Amvis Holdings, Inc 685
19,305 Andlauer Healthcare Group, Inc 675
76,712 * Angiodynamics, Inc 1,056
129,655 Ansell Ltd 2,490
156,614 Apollo Hospitals Enterprise Ltd 8,463
813 *,e Apollo Medical Holdings, Inc 24
606,925 Arjo AB 2,272
81,500 *,g Arrail Group Ltd 103
29,344 As One Corp 1,282
567,140 Asahi Intecc Co Ltd 9,251
119,031 *,g Aster DM Healthcare Ltd 332
22,861 *,e ATI Physical Therapy, Inc 7
320,752 * AtriCure, Inc 14,235
42 Atrion Corp 23
116,113 *,g Attendo AB 270
126,091 Australian Clinical Labs Ltd 256
14,325 * Avanos Medical, Inc 388
13,549 * Aveanna Healthcare Holdings, Inc 11
308,752 * Axonics Modulation Technologies, Inc 19,306
4,589 * Babylon Holdings Ltd 31
1,628,200 Bangkok Chain Hospital PCL 964
4,900,000 Bangkok Dusit Medical Services PCL 4,098
6,990,071 Bangkok Dusit Medical Services PCL 5,903
3,377,949 Baxter International, Inc 172,174
143,678 Becton Dickinson & Co 36,537
57,250 Beijing Chunlizhengda Medical Instruments Co Ltd 116
9,550 * BioLife Solutions Inc 174
51,306 BioMerieux 5,390
24,145 BML, Inc 613
4,148,277 * Boston Scientific Corp 191,941
56,750 * Brookdale Senior Living, Inc 155
406,538 Bumrungrad Hospital PCL 2,487
75,596 *,e Butterfly Network, Inc 186
70,000 *,e Cano Health, Inc 96
217,550 Cardinal Health, Inc 16,723
204,150 * Cardiovascular Systems, Inc 2,781
18,229 *,e CareMax, Inc 67
584,000 e Carenet, Inc 4,894
22,695 Carl Zeiss Meditec AG. 2,853
7,288 * Castle Biosciences, Inc 172
16,714 e Cellavision AB 367
59,544 Celltrion Healthcare Co Ltd 2,752
994,356 * Centene Corp 81,547
94,995 * Certara, Inc 1,527
64,512 * Cerus Corp 235
44,161 * Chabiotech Co Ltd 455
8,333 Chemed Corp 4,253
971,500 China Resources Phoenix Healthcare Holdings Co Ltd 713
5,533,000 Chularat Hospital PCL 588
926,789 Cigna Corp 307,082
20,684 * Classys, Inc 302
814,984 * Cleopatra Hospital 176
108,100 CM Hospitalar S.A. 330
640,000 C-Mer Eye Care Holdings Ltd 400
52,842 Cochlear Ltd 7,298
115,946 Coloplast AS 13,583
3,617 Coltene Holding AG. 298

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
38,165 * Community Health Systems, Inc $ 165
28,906 CompuGroup Medical SE & Co KgaA 1,110
4,427 *,e Computer Programs & Systems, Inc 121
960 Conmed Corp 85
1,650,990 g ConvaTec Group plc 4,624
7,583 Cooper Cos, Inc 2,507
396 * Corvel Corp 58
28,508 Craneware plc 626
188,966 * Cross Country Healthcare, Inc 5,021
1,601 * CryoLife, Inc 19
47,277 *,e Cue Health, Inc 98
488 *,e Cutera, Inc 22
343,780 CVS Group plc 8,019
1,109,331 CVS Health Corp 103,379
122,331 *,e CYBERDYNE, Inc 279
37,254 Dallah Healthcare Co 1,473
56,333 * DaVita, Inc 4,206
24,938 *,e Definitive Healthcare Corp 274
580 * Demant A.S. 16
475,528 *,e dentalcorp Holdings Ltd 3,126
7,305 * Dentium Co Ltd 579
33,598 Dentsply Sirona, Inc 1,070
1,574,665 * Dexcom, Inc 178,315
24,484 DiaSorin S.p.A. 3,426
92,762 *,e Doximity, Inc 3,113
38,763 g Dr Lal PathLabs Ltd 1,057
89,098 Dr Sulaiman Al Habib Medical Services Group Co 5,203
9,260 Draegerwerk AG. 413
3,463 Draegerwerk AG. & Co KGaA 135
342,647 Ebos Group Ltd 9,527
16,334 Eckert & Ziegler Strahlen- und Medizintechnik AG. 807
1,715,100 * Edwards Lifesciences Corp 127,964
43,200 Eiken Chemical Co Ltd 558
40,017 El.En. S.p.A 611
34,138 e Elan Corp 242
374,018 e Elekta AB (B Shares) 2,256
1,069,588 Elevance Health, Inc 548,667
37,900 e EM Systems Co Ltd 233
4,060 e Embecta Corp 103
57,775 EMIS Group plc 1,308
303,252 Encompass Health Corp 18,138
24,735 * Enhabit, Inc 326
93,800 * Enovis Corp 5,020
1,852 Ensign Group, Inc 175
132,651 * Envista Holdings Corp 4,466
136,161 *,e Establishment Labs Holdings, Inc 8,939
207,939 * Evolent Health, Inc 5,839
65,100 e Extendicare, Inc 315
153,361 e Fagron NV 2,182
8,913 * Figs, Inc 60
384,625 Fisher & Paykel Healthcare Corp 5,503
257,089 Fleury S.A. 752
529,699 * Fortis Healthcare Ltd 1,828
205,799 Fresenius Medical Care AG. 6,722
2,752 Fresenius SE 77
6,562 * Fulgent Genetics, Inc 195
50,173 g Galenica AG. 4,094
194,510 Getinge AB (B Shares) 4,044
13,515 * Glaukos Corp 590
13,079 * Globus Medical, Inc 971
133,934 GN Store Nord 3,092

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
19,538 Guangzhou Kingmed Diagnostics Group Co Ltd $ 219
160,101 * Guardant Health, Inc 4,355
71,600 * Gushengtang Holdings Ltd 463
13,017 * Haemonetics Corp 1,024
3,959,298 *,g Hapvida Participacoes e Investimentos S.A. 3,815
1,102,382 Hartalega Holdings BHD 426
410,133 HCA Healthcare, Inc 98,416
592,224 Healius Ltd 1,234
16,604 * Health Catalyst, Inc 176
263,633 * HealthEquity, Inc 16,250
10,133 * HealthStream, Inc 252
73,215 * Henry Schein, Inc 5,848
460,273 * Hims & Hers Health, Inc 2,950
78,591 * HLB Life Science CO Ltd 662
24,200 e Hogy Medical Co Ltd 623
39,211 * Hologic, Inc 2,933
26,800 Hospital Mater Dei S.A. 37
534,773 * Hoya Corp 51,220
60,578 Huadong Medicine Co Ltd 407
230,101 Humana, Inc 117,855
25,981 * Humasis Co Ltd 293
378,200 *,e,g Hygeia Healthcare Holdings Co Ltd 2,698
3,562 * ICU Medical, Inc 561
59,872 * IDEXX Laboratories, Inc 24,425
1,144,689 IHH Healthcare BHD 1,615
23,312 *,e Implantica AG. 89
38,665 * Inari Medical, Inc 2,458
222,720 * Inmode Ltd 7,951
9,415 *,e Innovage Holding Corp 68
6,618 * Inogen, Inc 130
6,392 * Inspire Medical Systems, Inc 1,610
50,700 Instituto Hermes Pardini S.A. 202
54,294 * Insulet Corp 15,984
10,381 * Integer Holding Corp 711
56,935 * Integra LifeSciences Holdings Corp 3,192
159,013 Integral Diagnostics Ltd 317
786,183 * Intuitive Surgical, Inc 208,614
87,375 *,e Invitae Corp 163
23,151 Ion Beam Applications 386
3,856 iRadimed Corp 109
3,915 iRay Technology Co Ltd 257
4,465 * iRhythm Technologies, Inc 418
761,000 e IVD Medical Holding Ltd 191
28,044 Jafron Biomedical Co Ltd 125
63,600 Japan Lifeline Co Ltd 440
47,188 Jeol Ltd 1,269
42,050 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 192
1,709,500 e,g Jinxin Fertility Group Ltd 1,572
103,100 JMDC, Inc 2,957
15,630 * Joint Corp 219
64,268 Jointown Pharmaceutical Group Co Ltd 120
244,000 e Kangji Medical Holdings Ltd 252
869,612 Koninklijke Philips Electronics NV 13,085
81,312 Korian-Medica 882
1,399,500 Kossan Rubber Industries 349
2,124,500 KPJ Healthcare BHD 487
33,449 *,g Krishna Institute of Medical Sciences Ltd 625
48,028 Laboratory Corp of America Holdings 11,310
208,879 * Lantheus Holdings, Inc 10,644
1,206 LeMaitre Vascular, Inc 55
23,113 Lepu Medical Technology Beijing Co Ltd 76

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,689 * LHC Group, Inc $ 1,728
1,423,032 Life Healthcare Group Holdings Pte Ltd 1,414
20,602 *,e LifeStance Health Group, Inc 102
3,808,000 * Lifetech Scientific Corp 1,254
32,617 * LivaNova plc 1,812
22,698 Lutronic Corp 354
299,716 M3, Inc 8,141
80,163 Mani, Inc 1,229
10,881 * Masimo Corp 1,610
869,579 * Max Healthcare Institute Ltd 4,611
137,376 McKesson Corp 51,532
7,287 g Medacta Group S.A. 813
4,379 *,g Medartis Holding AG. 387
223,567 Medicare Group 383
292,400 Mediceo Paltac Holdings Co Ltd 3,865
405,814 Mediclinic International plc 2,430
68,877 Medicover AB 923
5,694,200 Medikaloka Hermina Tbk PT 567
21,718 * Medios AG. 406
354,960 *,e Medley, Inc 10,510
120,500 e,g Medlive Technology Co Ltd 131
27,018 g Medmix AG. 514
26,146 * MEDNAX, Inc 389
333,100 *,e MedPeer, Inc 3,460
2,179,137 Medtronic plc 169,363
179,508 * Meinian Onehealth Healthcare Holdings Co Ltd 158
62,384 Menicon Co Ltd 1,312
36,074 * Meridian Bioscience, Inc 1,198
153,706 * Merit Medical Systems, Inc 10,855
210 Metall Zug AG.(B Shares) 437
19,737,800 * Metro Healthcare Indonesia TBK PT 604
24,367 g Metropolis Healthcare Ltd 390
633,695 e Microport Scientific Corp 1,653
47,482 * Middle East Healthcare Co 320
55,800 Miraca Holdings, Inc 1,219
89,133 *,g MLP Saglik Hizmetleri AS. 429
5,659 * ModivCare, Inc 508
35,177 * Molina Healthcare, Inc 11,616
163,202 Mouwasat Medical Services Co 9,143
115,073 *,e Multiplan Corp 132
20,836 Nagaileben Co Ltd 315
134,222 Nakanishi, Inc 2,600
274,972 *,e Nanosonics Ltd 799
54,807 *,e Nano-X Imaging Ltd 404
70,225 Narayana Hrudayalaya Ltd 645
3,785 National Healthcare Corp 225
18,636 National Medical Care Co 366
809 National Research Corp 30
488,375 * Neogen Corp 7,438
1,158,007 Network Healthcare Holdings Ltd 990
2,360 Neuca S.A. 350
14,205 * Nevro Corp 563
143,000 *,e,g New Horizon Health Ltd 321
10,317 * NextGen Healthcare, Inc 194
79,777 Nihon Kohden Corp 1,937
156,052 e Nipro Corp 1,222
159,379 *,† NMC Health plc 0 ^
93,899 * Novocure Ltd 6,887
13,331 *,e Nutex Health, Inc 25
21,527 * NuVasive, Inc 888
94,089 *,e Oak Street Health, Inc 2,024

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
800,406 Oceania Healthcare Ltd $ 386
1,689,070 Odontoprev S.A. 2,888
1,049,638 Olympus Corp 18,513
3,535 * Omnicell, Inc 178
73,400 * Oncoclinicas do Brasil Servicos Medicos S.A. 83
123,064 *,e Opko Health, Inc 154
18,735 * OptimizeRx Corp 315
963,202 * Option Care Health, Inc 28,983
360,967 * OraSure Technologies, Inc 1,740
130,251 Oriola-KD Oyj (B Shares) 243
5,910 * Orthofix Medical Inc 121
35,141 * Outset Medical, Inc 907
24,066 Ovctek China, Inc 123
294,173 * Owens & Minor, Inc 5,745
72,279 * Paragon 28, Inc 1,381
42,644 Paramount Bed Holdings Co Ltd 832
405,016 Patterson Cos, Inc 11,353
12,855 *,e Pear Therapeutics, Inc 15
35,000 Pegavision Corp 481
313,000 *,g Peijia Medical Ltd 382
2,310 * Pennant Group, Inc 25
8,973 *,e Penumbra, Inc 1,996
227,437 *,e PetIQ, Inc 2,097
5,186 Pharmagest Inter@ctive 415
247,800 PHC Holdings Corp 2,768
128,498 * Phreesia, Inc 4,158
79,000 *,† Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 256
552,012 *,e PolyNovo Ltd 758
134,207 Premier, Inc 4,695
306,548 * Privia Health Group, Inc 6,962
163,797 e Pro Medicus Ltd 6,122
65,128 * PROCEPT BioRobotics Corp 2,705
83,715 *,† Progenics Pharmaceuticals, Inc 0
471,428 * Progyny, Inc 14,685
15,581 * Project Roadrunner Parent, Inc 171
4,160,700 PT Siloam International Hospitals Tbk 337
4,077 * Pulmonx Corp 34
59,300 Qualicorp S.A. 66
61,549 Quest Diagnostics, Inc 9,629
8,620 * QuidelOrtho Corp 738
1,292 * RadNet, Inc 24
1,667,799 Raffles Medical Group Ltd 1,743
31,138 Rainbow Children's Medicare Ltd 278
340,100 Ramkhamhaeng Hospital PCL 528
70,620 Ramsay Health Care Ltd 3,101
385,176 g Rede D'Or Sao Luiz S.A. 2,152
77,115 Resmed, Inc 16,050
25,149 Revenio Group Oyj 1,040
491,300 Riverstone Holdings Ltd 225
432,927 e Ryman Healthcare Ltd 1,465
24,731 Sartorius AG. 9,766
44,744 Saudi Chemical Co 317
24,009 * Schrodinger, Inc 449
38,088 SD Biosensor, Inc 912
10,797 * SeaSpine Holdings Corp 90
239,990 e Sectra AB 3,432
408,279 Select Medical Holdings Corp 10,138
48,815 * Sema4 Holdings Corp 13
23,546 *,e Senseonics Holdings, Inc 24
2,695,482 e Shandong Weigao Group Medical Polymer Co Ltd 4,404

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,300 *,g Shanghai Bio-heart Biological Technology Co ltd $ 20
97,932 Shanghai Pharmaceuticals Holding Co Ltd - A 251
521,027 Shanghai Pharmaceuticals Holding Co Ltd - H 865
89,746 *,e Sharecare, Inc 144
49,322 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,237
41,200 Shenzhen New Industries Biomedical Engineering Co Ltd 296
321,936 Ship Healthcare Holdings, Inc 6,547
79,588 * Shockwave Medical Inc 16,364
331,663 g Siemens Healthineers AG. 16,544
79,020 e Sienna Senior Living, Inc 636
30,294 *,e Sight Sciences, Inc 370
1,168,753 Sigma Healthcare Ltd 485
233,242 * Signify Health, Inc 6,685
31,180 * Silk Road Medical Inc 1,648
894,187 Sinopharm Group Co 2,263
153,600 g Sisram Medical Ltd 174
1,038,892 Smith & Nephew plc 13,874
58,000 Solasto Corp 317
296,173 Sonic Healthcare Ltd 6,027
65,190 Sonova Holdings AG 15,483
255,716 *,g Spire Healthcare Group plc 705
1,145,900 Sri Trang Gloves Thailand PCL 331
53,000 St. Shine Optical Co Ltd 425
12,068 * Staar Surgical Co 586
15,730 STERIS plc 2,905
8,520 STRATEC Biomedical AG. 738
119,852 e Straumann Holding AG. 13,744
484,073 Stryker Corp 118,351
228,540 Summerset Group Holdings Ltd 1,284
1,882,801 Supermax Corp BHD 372
43,817 * Surgery Partners, Inc 1,221
36,004 * Surgical Science Sweden AB 568
232,500 Suzuken Co Ltd 6,290
70,431 Synlab AG. 852
155,613 Sysmex Corp 9,394
36,742 * Tactile Systems Technology, Inc 422
62,000 TaiDoc Technology Corp 373
315,301 * Tandem Diabetes Care, Inc 14,173
87,535 * Teladoc, Inc 2,070
7,407 Teleflex, Inc 1,849
312,863 * Tenet Healthcare Corp 15,265
1,066,056 Terumo Corp 30,223
502,280 Thonburi Healthcare Group PCL 993
19,177 g Thyrocare Technologies Ltd 143
51,830 Toho Pharmaceutical Co Ltd 864
25,709 Tokai Corp (GIFU) 375
3,684,086 Top Glove Corp BHD 757
12,080 * Topchoice Medical Corp 265
11,581 * Transmedics Group, Inc 715
173,057 * Treace Medical Concepts, Inc 3,979
8,518 * UFP Technologies, Inc 1,004
245,754 Uniphar plc 816
2,112,311 e UnitedHealth Group, Inc 1,119,905
33,709 Universal Health Services, Inc (Class B) 4,749
44,250 Universal Vision Biotechnology Co Ltd 430
333 US Physical Therapy, Inc 27
75 Utah Medical Products, Inc 8
7,813 * Value Added Technologies Co Ltd 203
11,743 * Varex Imaging Corp 238
576,404 * Veeva Systems, Inc 93,020
226,500 *,e,g Venus MedTech Hangzhou, Inc 411

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
45,445 *,e VG Acquisition Corp $ 98
6,383,600 Vibhavadi Medical Center PCL (Foreign) 501
15,003 * Vicarious Surgical, Inc 30
947,133 * ViewRay, Inc 4,243
46,530 Vijaya Diagnostic Centre Pvt Ltd 246
181,530 *,e Vimian Group AB 474
240,040 *,e Well Health Technologies Corp 503
181,033 * Xvivo Perfusion AB 3,175
344,800 *,e,g Yidu Tech, Inc 268
4,309 Ypsomed Holding AG. 789
297,312 Zimmer Biomet Holdings, Inc 37,907
6,339 * Zimvie, Inc 59
2,164 Zynex Inc 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,343,426
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
19,291 * Amorepacific Corp 2,111
5,772 *,e Beauty Health Co 52
421,467 Beiersdorf AG. 48,162
1,035,814 * BellRing Brands, Inc 26,558
15,168 Blackmores Ltd 745
68,597 By-health Co Ltd 225
1,906 * Central Garden & Pet Co 71
7,828 * Central Garden and Pet Co (Class A) 280
29,000 Chlitina Holding Ltd 187
48,407 Church & Dwight Co, Inc 3,902
36,403 Clorox Co 5,108
794,794 Colgate-Palmolive Co 62,622
76,334 Colgate-Palmolive India Ltd 1,416
6,686 * Cosmax, Inc 394
340,332 *,e Coty, Inc 2,913
1,132,221 Dabur India Ltd 7,671
13,630 Earth Chemical Co Ltd 522
16,415 Edgewell Personal Care Co 633
329,648 * elf Beauty, Inc 18,229
262,710 Emami Ltd 1,349
1,426 Energizer Holdings, Inc 48
3,981 Essity AB 104
554,474 Estee Lauder Cos (Class A) 137,570
106,900 *,e Euglena Co Ltd 792
79,684 Fancl Corp 1,622
13,853 Gillette India Ltd 843
266,528 * Godrej Consumer Products Ltd 2,812
110,000 Grape King Industrial Co 601
21,118,771 * Haleon plc 83,559
458,136 Hengan International Group Co Ltd 2,429
30,097 Henkel KGaA 1,934
88,080 Henkel KGaA (Preference) 6,105
18,074 * Herbalife Nutrition Ltd 269
1,035,223 Hindustan Lever Ltd 31,982
20,200 * Honest Co, Inc 61
33,476 * Hyundai Bioscience Co Ltd 726
28,559,300 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,385
18,027 Inter Parfums S.A. 1,072
695 Inter Parfums, Inc 67
45,864 e,g Jamieson Wellness, Inc 1,189
143,997 Jyothy Laboratories Ltd 356
474,369 Kao Corp 18,833
195,917 Kimberly-Clark Corp 26,596
1,672,218 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,838
360 Kobayashi Pharmaceutical Co Ltd 25

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
14,991 * Kolmar BNH Co Ltd $ 338
15,160 * Kolmar Korea Co Ltd 513
6,168 Kose Corp 670
6,148 * LG Household & Health Care Ltd 3,539
375,200 e Lion Corp 4,316
307,881 L'Oreal S.A. 110,251
41,072 Mandom Corp 454
28,399 Medifast, Inc 3,276
337,999 Microbio Co Ltd 683
59,298 Milbon Co Ltd 2,565
931,464 Natura & Co Holding S.A. 2,024
3,140 * Nature's Sunshine Products, Inc 26
13,500 Noevir Holdings Co Ltd 593
8,647 Nu Skin Enterprises, Inc (Class A) 365
114,837 *,e Olaplex Holdings, Inc 598
54,477 *,e Ontex Group NV 365
30,598 * Pacific Corp 849
3,381 Pharmanutra S.p.A 225
119,100 e Pigeon Corp 1,952
441,700 e Pola Orbis Holdings, Inc 6,216
3,708,254 Procter & Gamble Co 562,023
5,477 Proya Cosmetics Co Ltd 132
5,170,910 PT Unilever Indonesia Tbk 1,562
231,150 PZ Cussons plc 586
1,250,683 Reckitt Benckiser Group plc 86,693
39,937 Reynolds Consumer Products, Inc 1,197
192,290 Rohto Pharmaceutical Co Ltd 3,378
64,049 Sarantis S.A. 445
1,061,226 Shiseido Co Ltd 52,015
295,806 Spectrum Brands Holdings, Inc 18,020
69,000 TCI Co Ltd 383
354,199 Uni-Charm Corp 13,561
16,501 Unilever plc 828
2,835,103 Unilever plc 143,138
44,951 *,e Veru, Inc 237
232,536 Vinda International Holdings Ltd 683
472 WD-40 Co 76
30,800 e YA-MAN Ltd 336
15,600 Yunnan Botanee Bio-Technology Group Co Ltd 334
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,532,413
INSURANCE - 3.4%
1,207 Admiral Group plc 31
1,844,068 Aegon NV 9,343
278,242 Aflac, Inc 20,017
158,276 Ageas 7,023
13,296,674 AIA Group Ltd 146,840
21,573 * Al Rajhi Co for Co-operative Insurance 514
428,296 Allianz AG. 91,466
82,907 Allstate Corp 11,242
862,260 Alm Brand AS 1,399
344,128 * AMBAC Financial Group, Inc 6,002
187,482 American Equity Investment Life Holding Co 8,553
61,649 American Financial Group, Inc 8,463
5,044,050 American International Group, Inc 318,986
21,700 Amerisafe, Inc 1,128
82,100 Anicom Holdings, Inc 360
212,389 Aon plc 63,746
1,300,968 * Arch Capital Group Ltd 81,675
9,674 Argo Group International Holdings Ltd 250
174,118 Arthur J. Gallagher & Co 32,828

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
307,647 ASR Nederland NV $ 14,617
1,112,587 Assicurazioni Generali S.p.A. 19,785
44,494 Assurant, Inc 5,564
49,229 Assured Guaranty Ltd 3,065
325,671 AUB Group Ltd 4,961
2,808,324 * Aviva plc 14,897
1,876,220 AXA S.A. 52,263
140,371 Axis Capital Holdings Ltd 7,604
44,960 Baloise Holding AG. 6,933
1,159,800 Bangkok Life Assurance PCL 963
449,200 Bangkok Life Assurance PCL 373
758,046 BB Seguridade Participacoes S.A. 4,826
4,268,039 Beazley plc 34,906
1,891,290 *,e Bright Health Group, Inc 1,229
21,469 * Brighthouse Financial, Inc 1,101
10,898 Brookfield Reinsurance Ltd 341
318,728 Brown & Brown, Inc 18,158
178,877 * BRP Group, Inc 4,497
78,363 Bupa Arabia for Cooperative Insurance Co 2,988
9,742,136 Cathay Financial Holding Co Ltd 12,650
10,525,435 China Development Financial Holding Corp 4,307
1,915,532 China Insurance International Holdings Co Ltd 2,377
8,339,790 China Life Insurance Co Ltd 14,234
191,575 China Life Insurance Co Ltd (Class A) 1,021
513,100 China Pacific Insurance Group Co Ltd - A 1,806
2,968,409 China Pacific Insurance Group Co Ltd - H 6,564
1,778,075 Chubb Ltd 392,243
48,061 Cincinnati Financial Corp 4,921
67,683 * Clal Insurance 1,139
22,911 CNA Financial Corp 969
185,968 * Co for Cooperative Insurance 3,970
155,711 Conseco, Inc 3,558
3,630,000 *,†,e Convoy Global Holdings Ltd 5
699,817 Corebridge Financial, Inc 14,038
16,099 Crawford & Co 89
1,077,962 Dai-ichi Mutual Life Insurance Co 24,344
185,436 e Definity Financial Corp 5,270
390,800 Dhipaya Group Holdings PCL 519
1,334,379 Direct Line Insurance Group plc 3,557
533,379 * Discovery Holdings Ltd 3,858
4,641 Donegal Group, Inc (Class A) 66
50,650 * Dongbu Insurance Co Ltd 2,625
11,032 * eHealth, Inc 53
88,236 Employers Holdings, Inc 3,806
3,363 * Enstar Group Ltd 777
9,543 Erie Indemnity Co (Class A) 2,374
338,960 Everest Re Group Ltd 112,287
15,119 * F&G Annuities & Life, Inc 302
28,611 Fairfax Financial Holdings Ltd 16,948
81,903 Fidelity National Financial Inc 3,081
31,279 First American Financial Corp 1,637
8,152,668 Fubon Financial Holding Co Ltd 14,911
154,335 * Genworth Financial, Inc (Class A) 816
197,497 Gjensidige Forsikring BA 3,874
277,840 Globe Life, Inc 33,494
135,411 * Goosehead Insurance, Inc 4,650
341,869 e Great-West Lifeco, Inc 7,903
7,958 * Greenlight Capital Re Ltd (Class A) 65
54,592 Grupo Catalana Occidente S.A. 1,725
76,392 Hannover Rueckversicherung AG. 15,073
11,066 Hanover Insurance Group, Inc 1,495

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,693,435 * Hanwha Life Insurance Co Ltd $ 3,716
284,315 Harel Insurance Investments & Finances Ltd 2,498
123,573 Hartford Financial Services Group, Inc 9,371
1,039,302 g HDFC Life Insurance Co Ltd 7,099
96,934 Helvetia Holding AG. 11,279
4,876 *,e Hippo Holdings, Inc 66
350,287 Hiscox Ltd 4,618
12,663 Horace Mann Educators Corp 473
206,277 * Hyundai Marine & Fire Insurance Co Ltd 4,806
129,858 iA Financial Corp, Inc 7,603
256,114 g ICICI Lombard General Insurance Co Ltd 3,824
367,740 g ICICI Prudential Life Insurance Co Ltd 2,001
5,261 IDI Insurance Co Ltd 114
2,647,319 Insurance Australia Group Ltd 8,510
212,800 Intact Financial Corp 30,633
280 Investors Title Co 41
2,449,600 * IRB Brasil Resseguros S 397
40,610 James River Group Holdings Ltd 849
2,124,700 Japan Post Holdings Co Ltd 17,877
140,900 Japan Post Insurance Co Ltd 2,478
2,349,971 Just Retirement Group plc 2,324
19,811 Kemper Corp 975
11,805 Kinsale Capital Group, Inc 3,087
88,203 * Korean Reinsurance Co 476
249,777 Lancashire Holdings Ltd 1,964
5,958,430 Legal & General Group plc 17,864
14,093 *,e Lemonade, Inc 193
1,866,000 Life Insurance Corp of India 15,430
177,048 Lincoln National Corp 5,439
587,698 e Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 649
62,112 Loews Corp 3,623
2,337,437 Manulife Financial Corp 41,691
923,402 e Mapfre S.A. 1,786
4,465 * Markel Corp 5,883
1,617,677 Marsh & McLennan Cos, Inc 267,693
258,279 * Max Financial Services Ltd 2,109
14,679 * MBIA, Inc 189
4,127,277 Medibank Pvt Ltd 8,234
27,342 Menorah Mivtachim Holdings Ltd 531
328,890 Mercuries & Associates Holding Ltd 162
5,901,782 * Mercuries Life Insurance Co Lt 1,061
192,095 Mercury General Corp 6,570
36,841 * Meritz Fire & Marine Insurance Co Ltd 1,459
2,957,146 Metlife, Inc 214,009
364,312 * Migdal Insurance Holdings Ltd 416
1,182,757 Momentum Metropolitan Holdings 1,190
415,026 MS&AD Insurance Group Holdings Inc 13,268
155,904 Muenchener Rueckver AG. 50,430
686 National Western Life Group, Inc 193
171,965 New China Life Insurance Co Ltd - A 742
1,055,365 New China Life insurance Co Ltd - H 2,569
2,692 * NI Holdings, Inc 36
461,533 nib holdings Ltd 2,414
278,780 NN Group NV 11,400
5,232,354 Old Mutual Ltd 3,210
279,697 Old Republic International Corp 6,755
887,584 * Oscar Health, Inc 2,183
764,256 OUTsurance Group Ltd 1,419
505 * Palomar Holdings, Inc 23
132,584 * PB Fintech Ltd 717
11,058,388 People's Insurance Co Group of China Ltd 3,658

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
885,315 People's Insurance Co Group of China Ltd (Class A) $ 664
756,518 Phoenix Group Holdings plc 5,542
156,268 Phoenix Holdings Ltd 1,667
10,493,556 PICC Property & Casualty Co Ltd 9,922
6,928,476 Ping An Insurance Group Co of China Ltd 45,518
3,755,733 Ping An Insurance Group Co of China Ltd (Class A) 25,281
3,389 e,g Poste Italiane S.p.A 33
676,895 e Power Corp Of Canada 15,922
660,232 Powszechny Zaklad Ubezpieczen S.A. 5,362
105,482 Primerica, Inc 14,959
76,020 e Principal Financial Group 6,380
16,416 ProAssurance Corp 287
835,408 Progressive Corp 108,361
87,156 Protector Forsikring ASA 1,115
115,591 Prudential Financial, Inc 11,497
2,949,623 Prudential plc 40,219
12,478,400 PT Panin Life Tbk 287
1,925,782 Qatar Insurance Co SAQ 1,017
1,597,356 QBE Insurance Group Ltd 14,491
193,200 e Qualitas Controladora SAB de C.V. 852
20,817 Reinsurance Group of America, Inc (Class A) 2,958
61,693 RenaissanceRe Holdings Ltd 11,366
1,335 RLI Corp 175
2,424 *,e Root, Inc 11
73,018 * Ryan Specialty Group Holdings, Inc 3,031
4,313 Safety Insurance Group, Inc 363
671,630 Sampo Oyj (A Shares) 35,079
33,282 * Samsung Fire & Marine Insurance Co Ltd 5,267
85,579 * Samsung Life Insurance Co Ltd 4,806
1,937,218 Sanlam Ltd 5,555
39,741 Santam Ltd 597
485,051 g SBI Life Insurance Co Ltd 7,199
155,422 SCOR SE 3,581
18,286 Selective Insurance Group, Inc 1,620
40,980 * Selectquote, Inc 27
14,797,866 Shin Kong Financial Holding Co Ltd 4,218
281,000 Shinkong Insurance Co Ltd 447
25,846 * SiriusPoint Ltd 152
1,053,320 Sompo Holdings, Inc 46,602
1,045,317 Steadfast Group Ltd 3,882
8,170 Stewart Information Services Corp 349
1,119,204 Storebrand ASA 9,727
796,921 e Sun Life Financial, Inc 36,991
1,743,337 Suncorp-Metway Ltd 14,206
30,846 Swiss Life Holding 15,900
337,705 Swiss Re Ltd 31,576
248,500 Syarikat Takaful Malaysia BHD 194
1,232,665 T&D Holdings, Inc 17,645
17,532 Tiptree Inc 243
2,182,797 Tokio Marine Holdings, Inc 46,630
45,723 * Tongyang Life Insurance Co Ltd 176
107,080 Topdanmark AS 5,635
531,400 TQM Corp PCL 598
194,955 Travelers Cos, Inc 36,552
33,019 * Trean Insurance Group, Inc 198
45,635 * Trisura Group Ltd 1,526
817 *,e Trupanion, Inc 39
362,106 Tryg A.S. 8,606
404,556 Unipol Gruppo Finanziario S.p.A 1,970
133,336 Uniqa Versicherungen AG. 997
6,503 United Fire Group Inc 178

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,549 Universal Insurance Holdings, Inc $ 69
164,849 Unum Group 6,764
37,575 Vienna Insurance Group AG Wiener Versicherung Gruppe 898
319,014 W.R. Berkley Corp 23,151
2,804 White Mountains Insurance Group Ltd 3,966
207,093 Willis Towers Watson plc 50,651
23,576 Wuestenrot & Wuerttembergische AG. 389
478,505 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,303
440,498 Zurich Insurance Group AG 210,592
TOTAL INSURANCE 3,534,646
MATERIALS - 5.2%
250,381 e 29Metals Ltd 325
215,144 Aarti Industries 1,584
59,842 *,† Aarti Pharmalabs Ltd 275
479,518 Abou Kir Fertilizers & Chemical Industries 753
196,661 Acerinox S.A. 1,944
79,538 ADEKA Corp 1,298
398,972 Adelaide Brighton Ltd 449
45,110 Advanced Enzyme Technologies Ltd 153
8,382 *,e Advanced Nano Products Co Ltd 516
133,901 Advanced Petrochemical Co 1,523
5,563 AdvanSix, Inc 212
89,213 Aeci Ltd 460
111,574 African Rainbow Minerals Ltd 1,885
584,593 Agnico-Eagle Mines Ltd 30,378
48,452 Aica Kogyo Co Ltd 1,146
705,692 Air Liquide 100,163
223,253 Air Products & Chemicals, Inc 68,820
185,200 Air Water, Inc 2,150
7,443 Akzo Nobel India Ltd 199
99,567 Akzo Nobel NV 6,681
29,282 Al Masane Al Kobra Mining Co 562
398,431 Alamos Gold, Inc 4,028
109,803 Albemarle Corp 23,812
618,119 Alcoa Corp 28,106
63,657 e Algoma Steel Group, Inc 402
15,986 Alkyl Amines Chemicals 514
4,211 * Allegheny Technologies, Inc 126
39,000 Allied Supreme Corp 406
584,271 * Allkem Ltd 4,426
3,205 Alpha Metallurgical Resources, Inc 469
37,796 Altius Minerals Corp 620
57,606 e Altri SGPS S.A. 308
28,369 Alujain Corp 286
2,531,553 Alumina Ltd 2,614
4,743,964 Aluminum Corp of China Ltd 2,008
929,287 Aluminum Corp of China Ltd (Class A) 596
654,385 Ambuja Cements Ltd 4,139
64,495 Amcor plc 768
25,245 American Vanguard Corp 548
90,075 AMG Advanced Metallurgical Group NV 3,329
21,073 *,e Amyris, Inc 32
59,206 Anglo American Platinum Ltd 4,941
1,376,450 Anglo American plc 53,902
448,687 AngloGold Ashanti Ltd 8,742
761,053 e AngloGold Ashanti Ltd (ADR) 14,780
842,565 Anhui Conch Cement Co Ltd 2,936
163,745 Anhui Conch Cement Co Ltd (Class A) 643
22,920 Anhui Honglu Steel Construction Group Co Ltd 96
397,693 Antofagasta plc 7,424

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
49,316 APERAM $ 1,564
199,168 APL Apollo Tubes Ltd 2,621
2,758 Aptargroup, Inc 303
38,396 Arabian Cement Co 343
533,858 ArcelorMittal 14,084
30,799 * Arconic Corp 652
21,277 *,†,e Ardagh Group S.A. 256
117,715 Ardagh Metal Packaging S.A. 566
1,302,728 * Argosy Minerals Ltd 498
158,759 e Arkema 14,280
81,634 Asahi Holdings, Inc 1,193
864,340 Asahi Kasei Corp 6,153
39,197 Ashland Global Holdings, Inc 4,215
586,000 Asia Cement China Holdings Corp 276
1,541,044 Asia Cement Corp 2,053
438,000 Asia Polymer 400
408,535 Asian Paints Ltd 15,188
66,500 * Asia-Potash International Investment Guangzhou Co Ltd 260
51,270 * Aspen Aerogels, Inc 604
81,465 Associated Cement Co Ltd 2,400
7,026 Astec Lifesciences Ltd 149
124,984 Atalaya Mining plc 499
17,041 Atul Ltd 1,699
49,162 Aurubis AG. 4,002
60,594 Avery Dennison Corp 10,968
419,112 Avient Corp 14,149
3,056,195 *,†,e AVZ Minerals Ltd 1,623
747,791 * Axalta Coating Systems Ltd 19,046
81,318 * Aya Gold & Silver, Inc 542
1,090,705 B2Gold Corp 3,875
11,265 Balaji Amines Ltd 368
15,473 Balchem Corp 1,889
230,316 Ball Corp 11,778
1,685,285 Baoshan Iron & Steel Co Ltd 1,353
2,427,122 Barrick Gold Corp 41,605
10,963 BASF India Ltd 373
870,253 BASF SE 42,850
21,720 Bayer CropScience Ltd 1,296
759,600 BBMG Corp 277
31,700 Beijing Easpring Material Technology Co Ltd 257
34,792 Bekaert S.A. 1,352
1,093,861 * Bellevue Gold Ltd 848
152,304 Berger Paints India Ltd 1,067
21,690,000 Berkah Beton Sadaya Tbk PT 1,031
23,019 Berry Global Group, Inc 1,391
51,080 e BEWi ASA 239
6,754,873 BHP Billiton Ltd 209,245
423,821 Billerud AB 5,170
4,000 *,†,e Bio On S.p.A. 0 ^
28,588 Birla Corp Ltd 338
701,082 BlueScope Steel Ltd 7,990
429,295 Boliden AB 16,125
357,038 e Boral Ltd 700
89,934 Borregaard ASA 1,394
377,025 Boubyan Petrochemicals Co KSCP 986
261,800 Bradespar S.A. 1,459
17,900 Bradespar S.A. 86
197,000 Braskem S.A. 894
1,630,716 Breedon Group plc 1,201
73,234 Brickworks Ltd 1,102
98,266 Buzzi Unicem S.p.A. 1,894

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
19,700 * C Uyemura & Co Ltd $ 908
1,964 Cabot Corp 131
378,681 * Calibre Mining Corp 252
260,686 *,e Calix Ltd 789
58,695 * Canfor Corp 924
59,107 CAP S.A. 484
262,834 * Capricorn Metals Ltd 824
353,277 *,e Capstone Copper Corp 1,289
126,513 Carborundum Universal Ltd 1,335
14,569 Carpenter Technology Corp 538
58,955 e Cascades, Inc 368
1,324,777 Castrol India Ltd 1,970
173,132 CCL Industries 7,396
104,898 Celanese Corp (Series A) 10,725
51,358 Cementir Holding NV 337
529,128 Cementos Argos S.A. 393
16,666,230 *,e Cemex S.A. de C.V. 6,740
2,002,734 Centamin plc 2,737
215,335 Centerra Gold, Inc 1,115
153,177 Central Asia Metals plc 459
3,080 * Century Aluminum Co 25
153,000 Century Iron & Steel Industrial Co Ltd 440
62,863 Century Plyboards India Ltd 390
58,051 Century Textile & Industries Ltd 501
180,375 CF Industries Holdings, Inc 15,368
336,217 * Chalice Gold Mines Ltd 1,441
295,459 Chambal Fertilizers & Chemicals Ltd 1,107
369,154 Champion Iron Ltd 1,826
1,730 Chase Corp 149
105,451 Chemours Co 3,229
81,624 * Chemplast Sanmar Ltd 453
948,000 Cheng Loong Corp 842
165,800 Chengtun Mining Group Co Ltd 140
54,200 Chengxin Lithium Group Co Ltd 291
511,000 Chia Hsin Cement Corp 289
6,188,000 China BlueChemical Ltd 1,463
406,000 China General Plastics Corp 348
2,939,605 China Hongqiao Group Ltd 2,772
201,429 China Jushi Co Ltd 396
1,236,000 China Manmade Fibers Corp 346
257,000 China Metal Products 240
55,700 China Minmetals Rare Earth Co Ltd 263
4,264,614 China Molybdenum Co Ltd 1,954
719,044 China Molybdenum Co Ltd (Class A) 469
2,774,276 China National Building Material Co Ltd 2,267
1,475,000 China Nonferrous Mining Corp Ltd 755
249,529 China Northern Rare Earth Group High-Tech Co Ltd 895
2,246,000 China Oriental Group Co Ltd 410
3,835,000 China Petrochemical Development Corp 1,229
1,874,248 e China Resources Cement Holdings Ltd 990
126,000 China Steel Chemical Corp 432
12,803,181 China Steel Corp 12,406
3,282,251 China XLX Fertiliser Ltd 1,700
4,462,240 *,†,e China Zhongwang Holdings Ltd 6
59,762 Chr Hansen Holding A/S 4,299
23,078 e Chugoku Marine Paints Ltd 167
512,000 Chun Yuan Steel 265
4,802 Chunbo Co Ltd 836
950,000 Chung Hung Steel Corp 826
418,000 Chung Hwa Pulp Corp 219
166,400 Cia Brasileira de Aluminio 359

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
234,922 e Cia de Minas Buenaventura S.A. (ADR) (Series B) $ 1,750
38,600 Cia Ferro Ligas da Bahia - FERBASA 390
663,150 Cia Siderurgica Nacional S.A. 1,808
68,146 Ciech S.A. 647
51,901 City Cement Co 278
218,476 Clariant AG. 3,470
24,652 Clean Science & Technology Ltd 442
42,912 * Clearwater Paper Corp 1,623
476,178 * Cleveland-Cliffs, Inc 7,671
24,600 CNGR Advanced Material Co Ltd 232
215,180 CNNC Hua Yuan Titanium Dioxide Co Ltd 190
311,330 * Coeur Mining, Inc 1,046
31,215 Commercial Metals Co 1,508
86,132 * Companhia Vale do Rio Doce 6
87,017 Compass Minerals International, Inc 3,568
969,271 * Constellium SE 11,466
59,687 Corbion NV 2,042
1,587,338 *,e Core Lithium Ltd 1,095
463,959 Coromandel International Ltd 4,971
4,043,973 g Coronado Global Resources, Inc 5,468
4,499,019 Corteva, Inc 264,452
59,899 e Corticeira Amorim SGPS S.A. 559
27,232 * Cosmochemical Co Ltd 445
194,938 g Covestro AG. 7,594
2,552,229 CRH plc 101,503
106,909 Croda International plc 8,508
2,037,276 Crown Holdings, Inc 167,484
1 * Cryptyde, Inc 0 ^
481,614 CSR Ltd 1,540
2,272,100 D&L Industries Inc 322
259,000 Daicel Chemical Industries Ltd 1,864
28,231 Daido Steel Co Ltd 920
4,100 Daiken Corp 65
26,300 e Daiki Aluminium Industry Co Ltd 248
76,099 Daio Paper Corp 584
23,666 * Dakota Gold Corp 72
87,734 Dalmia Bharat Ltd 1,971
27,891 *,e Danimer Scientific, Inc 50
1,288,743 *,e De Grey Mining Ltd 1,135
48,522 Deepak Fertilizers & Petrochemicals Corp Ltd 419
62,205 Deepak Nitrite Ltd 1,489
77,249 Denki Kagaku Kogyo KK 1,765
421,502 Deterra Royalties Ltd 1,305
421,410 Dexco S.A. 540
74,101 e DIC Corp 1,301
58,300 Do-Fluoride New Materials Co Ltd 279
28,649 Dongbu Steel Co Ltd 168
29,087 Dongjin Semichem Co Ltd 695
68,586 * Dongkuk Steel Mill Co Ltd 606
5,728 * Dongwha Enterprise Co Ltd 226
6,322 * Dongwon Systems Corp 204
1,677,000 Dongyue Group 1,837
2,947 * Dottikon Es Holding AG. 802
574,376 Dow, Inc 28,943
54,179 Dowa Holdings Co Ltd 1,710
456,413 DRDGOLD Ltd 330
2,642,847 DS Smith plc 10,195
177,156 DSM NV 21,754
183,065 Dundee Precious Metals, Inc 880
3,019,897 DuPont de Nemours, Inc 207,256
46,394 Eagle Materials, Inc 6,163
960,500 Eastern Polymer Group PCL 274

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
40,083 Eastern Province Cement Co $ 432
49,254 Eastman Chemical Co 4,011
41,697 Ecolab, Inc 6,069
1,478,000 E-Commodities Holdings Ltd 298
19,299 Ecopro Co Ltd 1,578
85,064 EID Parry India Ltd 584
185,263 * Eldorado Gold Corp 1,545
385,171 Element Solutions, Inc 7,006
538,356 * Elementis plc 783
270,136 g Elkem ASA 972
128,913 Elopak ASA 329
1,169,822 Empresas CMPC S.A. 1,953
7,062 EMS-Chemie Holding AG. 4,783
385,550 Ence Energia y Celulosa S.A. 1,160
5,959 * Enchem Co Ltd 249
204,561 *,e Endeavour Silver Corp 662
313,778 *,e Equinox Gold Corp 1,027
37,952 Eramet 3,415
1,483,641 Eregli Demir ve Celik Fabrikalari TAS 3,260
74,737 *,e ERO Copper Corp 1,029
122,091 Essel Propack Ltd 252
284,816 Essentra plc 815
773,850 Eternal Chemical Co Ltd 784
150,000 EVERGREEN Steel Corp 251
446,000 Everlight Chemical Industrial Corp 268
1,871,483 Evolution Mining Ltd 3,826
211,535 Evonik Industries AG. 4,035
729,000 Feng Hsin Iron & Steel Co 1,506
258,319 Ferrexpo plc 488
85,055 *,e Filo Mining Corp 1,460
7,567 Fine Organic Industries Ltd 525
33,792 Fineotex Chemical Ltd 103
269,322 Finolex Industries Ltd 608
1,286,478 *,†,e Firefinch Ltd 175
242,902 e First Majestic Silver Corp 2,024
681,954 First Quantum Minerals Ltd 14,249
68,135 FMC Corp 8,503
55,879 * Foosung Co Ltd 475
3,842,139 Formosa Chemicals & Fibre Corp 8,800
4,529,019 Formosa Plastics Corp 12,772
223,573 g Forterra plc 504
1,713,653 Fortescue Metals Group Ltd 23,952
312,674 *,e Fortuna Silver Mines, Inc 1,175
45,220 e FP Corp 1,301
235,493 Franco-Nevada Corp 32,101
1,799,999 Freeport-McMoRan, Inc (Class B) 68,400
70,003 FUCHS PETROLUB SE 2,447
1,656,000 Fufeng Group Ltd 1,004
46,377 Fuji Seal International, Inc 592
62,875 Fujimi, Inc 2,966
10,730 Fujimori Kogyo Co Ltd 246
10,182,676 Fushan International Energy Group Ltd 3,248
73,100 Fuso Chemical Co Ltd 1,875
8,618 FutureFuel Corp 70
11,151 Galaxy Surfactants Ltd 331
405,280 e,g Ganfeng Lithium Co Ltd 3,004
73,080 Ganfeng Lithium Co Ltd 729
392,679 GEM Co Ltd 419
1,227,010 Gerdau S.A. (Preference) 6,745
73,117 GHCL Ltd 450
677,779 *,e Ginkgo Bioworks Holdings, Inc 1,145
10,830 Givaudan S.A. 33,171

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
13,748 Glatfelter Corp $ 38
17,614,488 Glencore Xstrata plc 117,465
134,311 * Global Atomic Corp 348
44,427 Godawari Power and Ispat Ltd 200
221,415 * GoGold Resources, Inc 355
956,580 Gold Fields Ltd 9,934
1,011,611 e Gold Road Resources Ltd 1,171
972,000 Goldsun Development & Construction Co Ltd 797
950,000 Grand Pacific Petrochemical 582
577,222 Grange Resources Ltd 331
99,451 Granges AB 814
1,598,058 Graphic Packaging Holding Co 35,557
283,180 Grasim Industries Ltd 5,878
605,755 *,† Great Basin Gold Ltd 4
4,805,166 * Greatland Gold plc 465
47,969 Greenpanel Industries Ltd 196
7,186 Greif, Inc (Class A) 482
1,402 Greif, Inc (Class B) 110
143,018 * Grupa Azoty S.A. 1,294
296,091 Grupo Argos S.A. 580
162,300 e Grupo Cementos de Chihuahua SAB de C.V. 1,086
3,360,238 e Grupo Mexico S.A. de C.V. (Series B) 11,797
195,600 Guangdong HEC Technology Holding Co Ltd 244
130,724 Guangzhou Tinci Materials Technology Co Ltd 823
18,102 Gujarat Alkalies & Chemicals Ltd 167
23,612 Gujarat Fluorochemicals Ltd 887
430,985 Gujarat Narmada Valley Fertilizers Co Ltd 2,894
379,468 Gujarat State Fertilisers & Chemicals Ltd 640
4,008 e Gurit Holding AG. 389
3,898 H.B. Fuller Co 279
4,232 Hadera Paper Ltd 415
69,500 Hangzhou Oxygen Plant Group Co Ltd 393
23,151 Hanil Cement Co Ltd 215
8,926 * Hansol Chemical Co Ltd 1,315
122,994 * Hanwha Chemical Corp 4,206
559,568 Harmony Gold Mining Co Ltd 1,955
2,236 Hawkins, Inc 86
11,653 Haynes International, Inc 532
264,199 Hecla Mining Co 1,469
876,646 HeidelbergCement AG. 49,675
67,346 HeidelbergCement India Ltd 153
1,224,648 * Hektas Ticaret TAS 2,460
190,200 Henan Shenhuo Coal & Power Co Ltd 408
404,869 Hengli Petrochemical Co Ltd 903
278,394 Hengyi Petrochemical Co Ltd 281
1,120,716 Hesteel Co Ltd 364
293,859 Hexpol AB 3,135
84,890 Hill & Smith Holdings plc 1,199
151,316 Himadri Speciality Chemical Ltd 184
1,444,550 Hindalco Industries Ltd 8,258
191,678 Hindustan Copper Ltd 254
346,577 Hochschild Mining plc 295
113,929 Hokuetsu Paper Mills Ltd 658
3,551 e Holcim Ltd 184
94,625 Holmen AB 3,761
19,328 * Honam Petrochemical Corp 2,735
32,200 Hoshine Silicon Industry Co Ltd 383
173,000 Hsin Kuang Steel Co Ltd 241
1,082,000 e Huabao International Holdings Ltd 555
269,500 Huafon Chemical Co Ltd 263
213,700 Huaibei Mining Holdings Co Ltd 393
57,901 Huaxin Cement Co Ltd 123

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
82,700 Hubei Xingfa Chemicals Group Co Ltd $ 344
12,591 * Huchems Fine Chemical Corp 200
240,260 HudBay Minerals, Inc 1,214
98,512 Huhtamaki Oyj 3,375
632,511 Hunan Valin Steel Co Ltd 427
8,144 e Huntsman Corp 224
2,519 * Hyosung Advanced Materials Corp 670
2,426 * Hyosung TNC Co Ltd 675
95,217 * Hyundai Steel Co 2,321
134,279 * i-80 Gold Corp 375
445,191 *,e IAMGOLD Corp 1,141
379,060 g Ibstock plc 709
1,114,403 Iluka Resources Ltd 7,168
57,489 IMCD Group NV 8,223
391,399 Imdex Ltd 589
33,517 Imerys S.A. 1,306
917,203 Impala Platinum Holdings Ltd 11,526
3,993,324 Incitec Pivot Ltd 10,165
741,681 Independence Group NL 6,784
76,930 India Cements Ltd 203
9,864 Indigo Paints Ltd 155
1,107,004 Indorama Ventures PCL 1,300
140,711 *,e Industrias Penoles S.A. de C.V. 1,731
71,487 * Ingevity Corp 5,036
3,142,018 Inner Mongolia BaoTou Steel Union Co Ltd 867
94,060 Inner Mongolia ERDOS Resources Co Ltd 205
667,588 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 382
216,700 Inner Mongolia Yuan Xing Energy Co Ltd 244
75,879 Innospec, Inc 7,805
236,414 * Interfor Corp 3,667
752,000 International CSRC Investment Holdings Co 475
857,220 International Flavors & Fragrances, Inc 89,871
15,060 International Paper Co 522
3,407 * Intrepid Potash, Inc 98
3,077,227 * ioneer Ltd 788
377,923 Israel Chemicals Ltd 2,731
12,844 Israel Corp Ltd 4,510
21,750 * ISU Chemical Co Ltd 315
2,175 *,e Ivanhoe Electric, Inc 26
700,528 *,e Ivanhoe Mines Ltd 5,536
450,617 James Hardie Industries NV 8,110
48,968 * Jastrzebska Spolka Weglowa S.A. 657
20,900 JCU Corp 486
1,843,708 * Jervois Global Ltd 344
568,420 JFE Holdings, Inc 6,596
13,300 Jiangsu Yangnong Chemical Co Ltd 198
32,600 Jiangsu Yoke Technology Co Ltd 236
1,360,115 Jiangxi Copper Co Ltd 1,997
186,509 Jiangxi Copper Co Ltd (Class A) 466
3,551,000 e Jinchuan Group International Resources Co Ltd 254
91,947 * Jindal Stainless Hisar Ltd 488
438,873 Jindal Steel & Power Ltd 3,078
40,117 JK Cement Ltd 1,413
53,685 JK Lakshmi Cement Ltd 529
60,349 JK Paper Ltd 298
186,122 Johnson Matthey plc 4,757
127,508 * JSL Ltd 369
203,264 JSR Corp 3,980
777,581 JSW Steel Ltd 7,208
77,751 Jubilant Ingrevia Ltd 495
394,493 K&S AG. 7,777
232,206 * K92 Mining, Inc 1,315

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
339 Kaiser Aluminum Corp $ 26
51,015 Kaneka Corp 1,269
172,600 Kansai Nerolac Paints Ltd 916
180,200 Kansai Paint Co Ltd 2,205
159,600 Kanto Denka Kogyo Co Ltd 1,114
816,690 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) 784
186,845 * Karora Resources, Inc 642
4,225 KCC Corp 685
11,200 KeePer Technical Laboratory Co Ltd 303
109,052 Kemira Oyj 1,673
146,731 KGHM Polska Miedz S.A. 4,268
36,300 e KH Neochem Co Ltd 736
1,515,893 e Kinross Gold Corp 6,180
48,552 Kirloskar Ferrous Industries Ltd 207
61,202 Kirloskar Oil Engines Ltd 238
822,638 Klabin S.A. 3,108
791,100 Kobe Steel Ltd 3,837
19,523 * Kolon Industries, Inc 637
30,158 Konishi Co Ltd 383
6,244 Koppers Holdings, Inc 176
11,745 * Korea Kumho Petrochemical 1,170
3,931 * Korea Petrochemical Ind Co Ltd 536
9,539 * Korea Zinc Co Ltd 4,275
44,671 Koza Altin Isletmeleri AS 1,350
177,603 * Koza Anadolu Metal Madencilik Isletmeleri AS 504
68,970 e Kronos Worldwide, Inc 648
29,491 * Kum Yang Co Ltd 562
67,935 e Kumba Iron Ore Ltd 1,962
82,948 Kumiai Chemical Industry Co Ltd 568
326,300 e Kuraray Co Ltd 2,612
16,700 Kureha CORP 1,016
22,716 Kyoei Steel Ltd 216
61,744 e Labrador Iron Ore Royalty Corp 1,531
1,345,561 *,e Lake Resources NL 726
83,400 Lanxess AG. 3,347
42,700 * Largo, Inc 231
63,295 Laxmi Organic Industries Ltd 226
1,472,000 Lee & Man Paper Manufacturing Ltd 645
12,299 Lenzing AG. 720
1,003,349 * Leo Lithium Ltd 329
87,384 * LG Chem Ltd 41,728
4,886 * LG Chem Ltd (Preference) 1,078
31,340 Linde India Ltd 1,299
1,468,676 Linde plc 479,053
462,072 e Linde plc (Xetra) 150,617
45,800 Lintec Corp 743
1,654,055 * Liontown Resources Ltd 1,473
608,228 *,e Lithium Americas Corp 11,526
110,494 *,e Lithium Americas Corp 2,095
22,531 * Livent Corp 448
188,554 Lomon Billions Group Co Ltd 512
799,477 Long Chen Paper Co Ltd 424
2,024,276 g Lotte Chemical Titan Holding BHD 652
64,027 Louisiana-Pacific Corp 3,790
666,845 * LSB Industries, Inc 8,869
88,407 Lundin Gold, Inc 864
1,027,849 Lundin Mining Corp 6,308
213,800 Luxi Chemical Group Co Ltd 380
1,822,288 * Lynas Corp Ltd 9,606
48,158 LyondellBasell Industries NV 3,999
117,437 Madras Cements Ltd 992
19,333 e Maeda Kosen Co Ltd 456

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
94,728 *,e MAG. Silver Corp $ 1,480
109,711 * Major Drilling Group International 852
216,599 Marshalls plc 715
17,067 Martin Marietta Materials, Inc 5,768
57,200 Maruichi Steel Tube Ltd 1,169
5,524 Materion Corp 483
69,438 e Maverix Metals, Inc 324
12,421 * Meghmani Finechem Ltd 187
13,094,776 * Merdeka Copper Gold Tbk PT 3,460
4,449,128 Mesaieed Petrochemical Holding Co 2,613
1,759,600 Metalurgica Gerdau S.A. 4,290
57,080 Methanex Corp 2,161
38,440 * Methanol Chemicals Co 259
19,427 Middle East Paper Co 168
811,364 * Mincor Resources NL 826
640,407 Mineral Resources Ltd 33,593
67,299 Minerals Technologies, Inc 4,086
16,864 Miquel y Costas & Miquel S.A. 211
97,101 Misr Fertilizers Production Co SAE 561
10,900 Mitani Sekisan Co Ltd 344
1,256,905 Mitsubishi Chemical Holdings Corp 6,507
157,700 Mitsubishi Gas Chemical Co, Inc 2,168
122,500 Mitsubishi Materials Corp 1,936
145,562 Mitsui Chemicals, Inc 3,269
59,364 Mitsui Mining & Smelting Co Ltd 1,389
949 Miwon Commercial Co Ltd 125
3,300,000 * MMG Ltd 841
385,626 Mondi plc 6,521
12,981 *,† Mongolian Metals Corporation 0
27,123 Mosaic Co 1,190
668,895 e Mount Gibson Iron Ltd 221
162,874 *,e MP Materials Corp 3,955
180,525 M-real Oyj (B Shares) 1,696
160,440 Myers Industries, Inc 3,567
103,283 Mytilineos Holdings S.A. 2,244
54,610 Najran Cement Co 177
26,509 * Namhae Chemical Corp 180
45,000 Nan Pao Resins Chemical Co Ltd 194
5,208,887 Nan Ya Plastics Corp 12,013
181,300 e Nanofilm Technologies International Ltd 188
137,093 *,e NanoXplore, Inc 263
200,000 Nantex Industry Co Ltd 240
4,528,916 National Aluminium Co Ltd 4,399
318,521 * National Industrialization Co 1,054
35,775 Navin Fluorine International Ltd 1,757
11,762 Neogen Chemicals Ltd 177
520,515 * Neometals Ltd 280
592,384 * New Gold, Inc 582
102,218 * New Pacific Metals Corp 226
904,522 Newcrest Mining Ltd 12,683
4,856 NewMarket Corp 1,511
881,215 Newmont Goldcorp Corp 41,593
1,178,349 Nickel Mines Ltd 780
74,681 Nihon Parkerizing Co Ltd 529
2,266,151 Nine Dragons Paper Holdings Ltd 2,060
149,900 Ningbo Shanshan Co Ltd 391
444,606 Ningxia Baofeng Energy Group Co Ltd 770
124,466 Nippon Kayaku Co Ltd 1,072
63,503 Nippon Light Metal Holdings Co Ltd 729
563,590 Nippon Paint Co Ltd 4,426
92,280 e Nippon Paper Industries Co Ltd 684
117,428 Nippon Shokubai Co Ltd 4,688

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
24,184 Nippon Soda Co Ltd $ 791
952,750 Nippon Steel Corp 16,531
87,231 Nissan Chemical Industries Ltd 3,804
8,314 Nittetsu Mining Co Ltd 201
98,825 Nitto Denko Corp 5,692
123,650 NOCIL Ltd 348
169,482 NOF Corp 6,756
1,763,179 Norsk Hydro ASA 13,175
68,883 *,g Norske Skog ASA 474
358,115 * Northam Platinum Holdings Ltd 3,945
55,538 Northern Region Cement Co 160
1,176,524 Northern Star Resources Ltd 8,804
8,681 * Novagold Resources Inc 52
228,486 * Novagold Resources, Inc 1,365
161,174 Novozymes AS 8,177
200,454 Nucor Corp 26,422
1,505,623 Nufarm Ltd 6,277
44,560 Nuh Cimento Sanayi AS. 282
1,065,983 Nutrien Ltd 77,823
109,674 * Nuvoco Vistas Corp Ltd 484
725,342 * OceanaGold Corp 1,382
18,849 e OCI Co Ltd 1,213
340,958 OCI NV 12,190
462,355 * O-I Glass, Inc 7,661
551,578 OJI Paper Co Ltd 2,228
13,100 Okamoto Industries, Inc 367
146,750 Olin Corp 7,769
2,867 Olympic Steel, Inc 96
737,775 Omnia Holdings Ltd 2,716
1,165,248 e Orbia Advance Corp SAB de C.V. 2,063
451,665 Orica Ltd 4,618
572,000 Oriental Union Chemical Corp 346
12,840 *,e Origin Materials, Inc 59
264,366 Orion Engineered Carbons SA 4,708
184,928 * Orla Mining Ltd 748
860,056 Orora Ltd 1,683
16,800 Osaka Organic Chemical Industry Ltd 242
14,800 Osaka Soda Co Ltd 429
96,900 * Osaka Titanium Technologies 2,840
177,950 e Osisko Gold Royalties Ltd 2,145
275,341 * Osisko Mining, Inc 712
367,813 e Outokumpu Oyj 1,867
339,287 Oxiana Ltd 6,395
277,371 * Oyak Cimento Fabrikalari AS 313
83,000 Pacific Metals Co Ltd 1,197
456,996 Packaging Corp of America 58,454
140,037 e Pactiv Evergreen, Inc 1,591
1,931,470 Pan African Resources plc 382
243,132 e Pan American Silver Corp (Toronto) 3,968
608,566 * Pangang Group Vanadium Titanium & Resources Co Ltd 413
229,073 *,g Paradeep Phosphates Ltd 163
202,219 PCBL Ltd 316
1,994,454 Perenti Global Ltd 1,786
37,263 *,e Perimeter Solutions S.A. 341
4,506,042 Perseus Mining Ltd 6,484
979,003 * Petkim Petrokimya Holding 1,048
2,664,115 Petronas Chemicals Group BHD 5,204
16,204 * PI Advanced Materials Co Ltd 371
82,839 PI Industries Ltd 3,421
101,811 Pidilite Industries Ltd 3,132
3,834 * Piedmont Lithium, Inc 169
2,567,205 * Pilbara Minerals Ltd 6,501

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
269,300 PMB Technology Bhd $ 257
5,293 * PolyMet Mining Corp 14
15,541 Polyplex Corp Ltd 299
591 *,†,e Polyus PJSC (GDR) 0 ^
20,362 * Poongsan Corp 544
196,441 Portucel Empresa Produtora de Pasta e Papel S.A. 726
86,042 POSCO 18,830
28,744 * POSCO Refractories & Environment Co Ltd 4,106
630,388 PPG Industries, Inc 79,265
573,793 * PQ Group Holdings, Inc 5,084
3,893,168 Press Metal BHD 4,313
126,676 * Prism Cement Ltd 159
9,028 Privi Speciality Chemicals Ltd 125
8,941,700 PT Aneka Tambang Tbk 1,138
29,384,487 PT Barito Pacific Tbk 1,425
2,948,597 PT Indah Kiat Pulp and Paper Corp Tbk 1,652
1,292,100 PT Indocement Tunggal Prakarsa Tbk 822
1,526,800 PT Pabrik Kertas Tjiwi Kimia Tbk 691
3,759,123 PT Semen Gresik Persero Tbk 1,587
2,862,200 PT Timah Tbk 215
2,689,900 * PT Vale Indonesia Tbk 1,224
2,752,209 PTT Global Chemical PCL 3,747
10,468 *,e PureCycle Technologies, Inc 71
38,057 Qassim Cement Co 619
2,933,054 Qatar Aluminum Manufacturing Co 1,237
330,694 Qatar National Cement Co 440
378,316 Qatari Investors Group 175
393,300 * Qinghai Salt Lake Industry Co Ltd 1,280
1,602 Quaker Chemical Corp 267
269,531 Rain Commodities Ltd 553
15,226 Rajratan Global Wire Ltd 164
134,942 Rallis India Ltd 395
3,430 Ramaco Resources, Inc 30
957,425 Ramelius Resources Ltd 612
13,331 * Ranpak Holdings Corp 77
931,407 Rashtriya Chemicals & Fertilizers Ltd 1,513
31,849 Ratnamani Metals & Tubes Ltd 753
84,605 * Rayonier Advanced Materials, Inc 812
38,007 e Recticel S.A. 633
733,714 Regis Resources Ltd 1,033
247,441 Reliance Steel & Aluminum Co 50,092
185,383 Rengo Co Ltd 1,272
13,955 * Resolute Forest Products 301
47,217 * Resolute Forest Products, Inc 1,019
34,481 Rhi Magnesita India Ltd 350
23,950 Rhi Magnesita NV 645
416,454 Rio Tinto Ltd 32,869
1,599,207 Rio Tinto plc 112,559
69,779 Riyadh Cement Co 590
667,224 Rongsheng Petro Chemical Co Ltd 1,179
12,742 Rossari Biotech Ltd 112
81,100 Royal Bafokeng Platinum Ltd 792
65,288 Royal Gold, Inc 7,359
14,234 RPM International, Inc 1,387
5,754 Ryerson Holding Corp 174
79,450 Sa des Ciments Vicat 1,994
232,572 SABIC Agri-Nutrients Co 9,078
438,095 * Sabina Gold & Silver Corp 430
389,743 Sahara International Petrochemical Co 3,565
32,600 e Sakata INX Corp 259
32,109 Salzgitter AG. 975
15,720 * Samsung Fine Chemicals Co Ltd 707

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
41,000 San Fu Chemical Co Ltd $ 153
457,497 Sandfire Resources NL 1,692
223,794 e Sandstorm Gold Ltd 1,177
8,411 Sanyo Chemical Industries Ltd 258
21,106 Sanyo Special Steel Co Ltd 345
570,429 *,e Sappi Ltd 1,653
471,995 * Sasa Polyester Sanayi AS 2,776
617,848 Sasol Ltd 9,860
927,565 * Saudi Arabian Mining Co 15,924
989,120 Saudi Basic Industries Corp 23,661
69,817 Saudi Cement Co 949
399,924 Saudi Industrial Investment Group 2,362
818,866 * Saudi Kayan Petrochemical Co 3,002
7,134,031 *,e Sayona Mining Ltd 908
1,370,800 SCG Packaging PCL 2,254
1,034,254 *,e Schmolz + Bickenbach AG. 232
7,193 Schnitzer Steel Industries, Inc (Class A) 220
248,198 Schweitzer-Mauduit International, Inc 5,187
763,700 Scientex BHD 558
34,175 Scotts Miracle-Gro Co (Class A) 1,661
60,360 * Seabridge Gold, Inc 758
7,230 * Seah Besteel Corp 94
1,942,096 Sealed Air Corp 96,872
8,218,300 *,† Sekawan Intipratama Tbk PT 0 ^
18,694 Semapa-Sociedade de Investimento e Gestao 248
49,825 Sensient Technologies Corp 3,633
918,128 Sesa Sterlite Ltd 3,417
2,471,000 Sesoda Corp 3,216
584,600 Shandong Chenming Paper Holdings Ltd (Class B) 178
274,968 Shandong Gold Mining Co Ltd - A 756
849,505 e,g Shandong Gold Mining Co Ltd - H 1,570
161,507 Shandong Hualu Hengsheng Chemical Co Ltd 769
888,366 Shandong Nanshan Aluminum Co Ltd 417
77,011 Shandong Sun Paper Industry JSC Ltd 127
17,800 Shandong Weifang Rainbow Chemical Co Ltd 223
453,200 Shanghai Chlor-Alkali Chemical Co Ltd 278
90,964 Shanghai Putailai New Energy Technology Co Ltd 678
326,629 Shanxi Meijin Energy Co Ltd 423
540,463 Shanxi Taigang Stainless Steel Co Ltd 336
35,775 Sharda Cropchem Ltd 222
65,000 Shenghe Resources Holding Co Ltd 130
41,748 Shenzhen Capchem Technology Co Ltd 261
7,400 Shenzhen Dynanonic Co Ltd 244
81,960 Shenzhen Senior Technology Material Co Ltd 250
55,500 Shenzhen YUTO Packaging Technology Co Ltd 264
373,139 Sherwin-Williams Co 88,557
154,000 * Shihlin Paper Corp 249
31,000 Shikoku Chemicals Corp 306
267,125 Shin-Etsu Chemical Co Ltd 32,619
44,603 Shin-Etsu Polymer Co Ltd 381
1,221,000 Shinkong Synthetic Fibers Corp 697
78,000 Shiny Chemical Industrial Co Ltd 289
180,800 e Showa Denko KK 2,750
11,609 Shree Cement Ltd 3,261
872,883 Siam Cement PCL 8,614
86,800 Siam City Cement PCL 385
3,069,841 Sibanye Stillwater Ltd 8,139
786,100 Sichuan Hebang Biotechnology Co Ltd 343
73,400 Sichuan Yahua Industrial Group Co Ltd 245
309,844 SIG Combibloc Group AG. 6,770
42,649 e Sika AG. 10,253
446,983 Silgan Holdings, Inc 23,172

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,024,577 * Silver Lake Resources Ltd $ 834
195,219 Silvercorp Metals, Inc 574
157,683 *,e SilverCrest Metals, Inc 943
169,117 Sims Ltd 1,499
1,490,000 Sinofert Holdings Ltd 181
91,300 Sinoma Science & Technology Co Ltd 281
30,120 Sinomine Resource Group Co Ltd 288
307,000 Sinon Corp 363
872,567 Sinopec Shanghai Petrochemical Co Ltd (Class A) 391
11,756 e SK Chemicals Co Ltd 683
26,356 *,g SK IE Technology Co Ltd 1,114
21,533 * SKC Co Ltd 1,520
66,170 * Skeena Resources Ltd 352
24,006 Skshu Paint Co Ltd 392
778,583 Smurfit Kappa Group plc 28,855
155,901 Sociedad Quimica y Minera de Chile S.A. (Class B) 12,591
39,187 SOL S.p.A. 741
491,000 Solar Applied Materials Technology Co 511
32,535 Solar Industries India Ltd 1,724
95,832 *,e Solaris Resources, Inc 456
1,285,132 * SolGold plc 249
50,871 e Solvay S.A. 5,143
121,243 Sonoco Products Co 7,361
3,530 * Soulbrain Co Ltd 613
4,747,620 South32 Ltd 13,016
125,572 Southern Copper Corp 7,583
64,042 Southern Province Cement Co 872
161,764 SRF Ltd 4,466
329,846 Ssab Svenskt Stal AB (Series A) 1,805
1,536,228 Ssab Svenskt Stal AB (Series B) 8,002
685,223 e SSR Mining, Inc 10,724
384,819 e SSR Mining, Inc 6,030
141,541 Steel Dynamics, Inc 13,829
38,394 Stelco Holdings, Inc 1,256
55,385 Stella-Jones, Inc 1,985
28,837 Stepan Co 3,070
2,735 STO AG. 438
442,095 Stora Enso Oyj (R Shares) 6,233
158,700 Straits Trading Co Ltd 276
36,812 Sumitomo Bakelite Co Ltd 1,086
1,422,615 Sumitomo Chemical Co Ltd 5,101
332,612 Sumitomo Chemical India Ltd 1,962
266,700 Sumitomo Metal Mining Co Ltd 9,372
29,021 Sumitomo Osaka Cement Co Ltd 716
701,398 * Summit Materials, Inc 19,913
610,408 SunCoke Energy, Inc 5,268
75,300 Supreme Industries Ltd 2,226
32,193 Supreme Petrochem Ltd 308
8,609,900 Surya Esa Perkasa Tbk PT 505
798,117 Suzano SA 7,369
21,017 Suzhou TA&A Ultra Clean Technology Co Ltd 169
614,067 Svenska Cellulosa AB (B Shares) 7,777
139,835 Sylvamo Corp 6,795
231,697 Symrise AG. 25,163
613,930 * Syrah Resources Ltd 856
35,100 T Hasegawa Co Ltd 774
181,000 Ta Ann Holdings BHD 155
1,548,620 TA Chen Stainless Pipe 2,132
269 * Taekwang Industrial Co Ltd 159
117,200 Taiheiyo Cement Corp 1,823
4,006,145 Taiwan Cement Corp 4,379

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,483,000 Taiwan Fertilizer Co Ltd $ 4,318
331,000 Taiwan Hon Chuan Enterprise Co Ltd 935
39,000 Taiyo Ink Manufacturing Co Ltd 659
116,504 Taiyo Nippon Sanso Corp 1,688
13,755 Takasago International Corp 265
26,914 Takiron Co Ltd 103
77,200 Tangshan Jidong Cement Co Ltd 91
322,477 *,e Taseko Mines Ltd 472
133,907 Tata Chemicals Ltd 1,513
7,949,125 * Tata Steel Ltd 10,827
6,430 Tatva Chintan Pharma Chem Ltd 167
697,606 Teck Cominco Ltd 26,364
42,635 Teck Resources Ltd 1,612
184,600 Teijin Ltd 1,799
13,100 Tenma Corp 204
20,288 * Tessenderlo Chemie NV 724
3,767,202 ThyssenKrupp AG. 22,876
1,560,000 e Tiangong International Co Ltd 574
56,400 * Tianqi Lithium Corp 640
168,100 Tianshan Aluminum Group Co Ltd 186
57,800 * Tibet Summit Resources Co Ltd 190
14,342 * TimkenSteel Corp 261
677,000 Tipco Asphalt PCL 330
46,912 Titan Cement International S.A. 604
711,400 TOA Paint Thailand PCL 692
86,403 e Toagosei Co Ltd 725
30,524 e Toho Titanium Co Ltd 646
207,929 e Tokai Carbon Co Ltd 1,678
9,100 Tokushu Tokai Holdings Co Ltd 195
58,741 Tokuyama Corp 797
32,514 Tokyo Ohka Kogyo Co Ltd 1,470
228,604 Tokyo Steel Manufacturing Co Ltd 2,054
867,000 Ton Yi Industrial Corp 480
120,078 Tongkun Group Co Ltd 249
779,600 Tongling Nonferrous Metals Group Co Ltd 348
1,361,537 Toray Industries, Inc 7,572
321,423 * Torex Gold Resources, Inc 3,691
676,173 Tosoh Corp 8,041
5,400 e Toyo Gosei Co Ltd 293
34,600 Toyo Ink Manufacturing Co Ltd 471
137,500 Toyo Seikan Kaisha Ltd 1,687
73,448 Toyobo Co Ltd 555
5,268,000 TPI Polene PCL 277
67,418 e Transcontinental, Inc 761
8,441 Tredegar Corp 86
12,916 Trimas Corp 358
11,062 Trinseo plc 251
440,331 Tronox Holdings plc 6,037
590,000 TSRC Corp 519
575,990 Tung Ho Steel Enterprise Corp 986
40,271 Turpaz Industries Ltd 203
334,643 UACJ Corp 5,618
306,826 UBE Industries Ltd 4,497
110,404 Ultra Tech Cement Ltd 9,264
46,508 Umicore S.A. 1,711
201,860 Uniao de Industrias Petroquimicas S.A. 3,360
4,106 Unid Co Ltd 265
151 United States Lime & Minerals, Inc 21
153,124 United States Steel Corp 3,836
400,000 Universal Cement Corp 289
727,000 UPC Technology Corp 321

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
544,502 UPL Ltd $ 4,703
474,772 UPM-Kymmene Oyj 17,767
129,890 Usha Martin Ltd 269
779,000 USI Corp 559
519,700 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 697
8,092,310 Vale S.A. 137,100
757 Valhi, Inc 17
319,425 Valvoline, Inc 10,429
75,804 g Verallia S.A. 2,569
13,229 Vetropack Holding AG. 515
32,102 * Victoria Gold Corp 170
87,330 Victrex plc 1,681
34,716 *,e Vidrala S.A. 2,983
42,578 Vinati Organics Ltd 1,025
117,925 Voestalpine AG. 3,124
94,076 *,e Vulcan Energy Resources Ltd 404
41,121 Vulcan Materials Co 7,201
56,588 Vulcan Steel Ltd 314
212,796 Wanhua Chemical Group Co Ltd 2,829
47,246 Warrior Met Coal, Inc 1,637
40,989 Weihai Guangwei Composites Co Ltd 425
121,822 Welspun-Gujarat Stahl Ltd 349
153,046 * Wesdome Gold Mines Ltd 845
1,063,477 * West African Resources Ltd 860
2,728,000 West China Cement Ltd 321
30,238 West Coast Paper Mills Ltd 191
72,193 e West Fraser Timber Co Ltd 5,213
27,645 Western Superconducting Technologies Co Ltd 376
340,948 Westlake Chemical Corp 34,961
21,331 WestRock Co 750
637,200 Wheaton Precious Metals Corp 24,895
59,862 e Wheaton Precious Metals Corp 2,339
391,548 Wienerberger AG. 9,438
30,286 Winpak Ltd 941
9,679 e Worthington Industries, Inc 481
47,700 *,e W-Scope Corp 476
82,715 Xiamen Tungsten Co Ltd 232
278,200 Xinjiang Zhongtai Chemical Co Ltd 298
91,199 * Yamama Cement Co 660
976,269 Yamana Gold, Inc 5,422
56,405 Yamato Kogyo Co Ltd 1,921
69,993 Yanbu Cement Co 664
295,587 Yanbu National Petrochemical Co 3,288
187,758 Yara International ASA 8,246
366,000 Yeun Chyang Industrial Co Ltd 344
975,150 Yieh Phui Enterprise 506
165,723 Yintai Gold Co Ltd 262
14,955 Yodogawa Steel Works Ltd 287
29,300 YongXing Special Materials Technology Co Ltd 387
9,732 * Youlchon Chemical Co Ltd 281
379 * Young Poong Corp 182
17,400 * Youngy Co Ltd 244
1,156,000 Yuen Foong Yu Paper Manufacturing Co Ltd 918
348,200 Yule Catto & Co plc 607
182,200 Yunnan Aluminium Co Ltd 290
36,241 Yunnan Energy New Material Co Ltd 683
124,300 Yunnan Tin Co Ltd 251
108,500 * Yunnan Yuntianhua Co Ltd 327
121,500 Zangge Mining Co Ltd 453
122,716 Zeon Corp 1,235
1,248,500 e Zhaojin Mining Industry Co Ltd 1,380

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
110,178 Zhejiang Huayou Cobalt Co Ltd $ 878
195,636 Zhejiang Juhua Co Ltd 436
217,520 Zhejiang Satellite Petrochemical Co Ltd 484
69,500 Zhejiang Yongtai Technology Co Ltd 218
180,800 Zibo Qixiang Tengda Chemical Co Ltd 183
25,740 Zignago Vetro S.p.A. 388
6,327,232 Zijin Mining Group Co Ltd 8,504
1,423,116 Zijin Mining Group Co Ltd (Class A) 2,034
TOTAL MATERIALS 5,457,010
MEDIA & ENTERTAINMENT - 4.0%
630,433 Activision Blizzard, Inc 48,260
291,095 * Adevinta ASA 1,928
38,999 * Advantage Solutions, Inc 81
56,098 * Affle India Ltd 733
8,979 * AfreecaTV Co Ltd 507
13,710,000 *,e Alibaba Pictures Group Ltd 997
8,699,584 * Alphabet, Inc (Class A) 767,564
8,400,439 * Alphabet, Inc (Class C) 745,371
156,507 * Altice USA, Inc 720
419,864 *,e AMC Entertainment Holdings, Inc 1,709
9,220 * AMC Networks, Inc 144
16,379 Arabian Contracting Services Co 464
147,636 Arnoldo Mondadori Editore S.p.A. 286
473,342 * Ascential plc 1,154
789,400 Astro Malaysia Holdings BHD 116
67,023 e Atresmedia Corp de Medios de Comunicacion S.A. 229
2,751,936 g Auto Trader Group plc 17,137
48,923 Autohome, Inc (ADR) 1,497
35,259 Avex Group Holdings, Inc 449
7,285,248 * Baidu, Inc 103,893
1,056,000 BEC World PCL (Foreign) 308
51,657 Beijing Enlight Media Co Ltd 64
20,018 *,e Believe S.A. 207
107,500 *,e Bengo4.com, Inc 2,099
33,315 * Better Collective A.S. 408
117,968 * Bilibili, Inc 2,796
894,265 Bollore 4,998
294,880 * Borussia Dortmund GmbH & Co KGaA 1,166
5,617 * Boston Omaha Corp 149
982,960 Brightcom Group Ltd 348
25,192 * Bumble, Inc 530
26,200 *,e Bushiroad, Inc 132
5,054 Cable One, Inc 3,598
109,600 Capcom Co Ltd 3,498
10,157 *,e Cardlytics, Inc 59
52,527 * Cargurus, Inc 736
18,253 * Cars.com, Inc 251
817,047 carsales.com Ltd 11,498
42,015 CD Projekt Red S.A. 1,252
119,610 * Charter Communications, Inc 40,560
43,491 * Cheil Communications, Inc 794
161,865 *,† Chennai Super Kings Cricket Ltd 14
297,758 *,g China Literature Ltd 1,149
8,134 *,e Cinemark Holdings, Inc 70
70,979 *,e Cineplex Galaxy Income Fund 422
25,963 * CJ CGV Co Ltd 350
10,440 * CJ O Shopping Co Ltd 868
1,066,183 * Clear Channel 1,119
1,294,000 e CMGE Technology Group Ltd 297
16,042 Cogeco Communications, Inc 910

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,716 Cogeco, Inc $ 268
67,518 * COLOPL, Inc 321
9,329 Com2uSCorp 440
8,766,902 Comcast Corp (Class A) 306,579
2,785,400 * Converge ICT Solutions, Inc 796
227,089 e Corus Entertainment, Inc 362
307,986 * CTS Eventim AG. 19,551
5,658 * Cumulus Media Inc 35
254,240 e CyberAgent, Inc 2,263
243,699 Cyfrowy Polsat S.A. 983
41,231 Daiichikosho Co Ltd 1,241
369 * Daily Journal Corp 92
83,111 *,e Dena Co Ltd 1,111
135,283 e Dentsu, Inc 4,244
3,734 * Devsisters Co Ltd 166
71,378 * DHI Group, Inc 378
974 e Digital Bros S.p.A 23
34,564 Dip Corp 988
21,900 Direct Marketing MiX, Inc 257
247,065 * DISH Network Corp (Class A) 3,469
219,482 Domain Holdings Australia Ltd 401
180,124 * DouYu International Holdings Ltd (ADR) 252
3,836 Echo Marketing, Inc 44
225,181 Electronic Arts, Inc 27,513
660,670 *,e Embracer Group AB 2,999
37,004 *,e Entercom Communications Corp 8
206,619 Entravision Communications Corp (Class A) 992
178,530 e Eutelsat Communications 1,331
106,665 EVENT Hospitality and Entertainment Ltd 920
232,527 * Eventbrite Inc 1,363
17,813 * EW Scripps Co (Class A) 235
3,834,000 *,†,e Fire Rock Holdings Ltd 206
1,252,907 Focus Media Information Technology Co Ltd 1,200
243,273 Fox Corp (Class A) 7,388
117,109 Fox Corp (Class B) 3,332
26,086 *,e Frontier Developments plc 303
72,416 *,e fuboTV, Inc 126
37,300 Fuji Television Network, Inc 303
350,689 Future plc 5,345
44,973 * Gannett Co, Inc 91
4,170 G-bits Network Technology Xiamen Co Ltd 187
367,333 Gray Television, Inc 4,110
71,450 e Gree, Inc 378
2,574,629 e Grupo Televisa S.A. 2,341
3,390,250 Grupo Televisa SAB (ADR) 15,460
41,643 * GungHo Online Entertainment Inc 673
178,037 Hakuhodo DY Holdings, Inc 1,787
148,000 e Hello Group, Inc (ADR) 1,329
48,773 e Hemnet Group AB 587
2,635,400 * Hong Seng Consolidated Bhd 132
4,177,201 *,e HUYA, Inc (ADR) 16,500
19,440 * HYBE Co Ltd 2,689
63,065 * IAC 2,800
447,274 *,a iClick Interactive Asia Group Ltd (ADR) 1,722
798,800 *,e,g iDreamSky Technology Holdings Ltd 394
886,000 IGG, Inc 328
36,801 * iHeartMedia, Inc 226
5,996 * Imax Corp 88
47,094 Info Edge India Ltd 2,236
1,566,918 Informa plc 11,689
9,598 Innocean Worldwide, Inc 313

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,638 * Innovid Corp $ 32
80,120 * Inox Leisure Ltd 483
7,899 *,e Integral Ad Science Holding Corp 69
312,000 International Games System Co Ltd 4,392
388,515 Interpublic Group of Cos, Inc 12,941
40,866 IPSOS 2,559
228,648 *,e IQIYI, Inc (ADR) 1,212
3,690,068 ITV plc 3,337
64,894 * JC Decaux S.A. 1,232
1,600 e John Wiley & Sons, Inc (Class A) 64
1,261,000 *,e Joy Spreader Interactive Technology Ltd 346
30,716 JOYY, Inc (ADR) 970
23,699 * Just Dial Ltd 172
1,109,327 *,e Juventus Football Club S.p.A. 376
29,229 * JYP Entertainment Corp 1,570
94,524 Kadokawa Dwango Corp 1,727
242,610 *,e Kahoot! AS. 484
100,514 Kakaku.com, Inc 1,613
206,659 Kakao Corp 8,803
37,701 * Kakao Games Corp 1,347
203,400 * Kanzhun Ltd (ADR) 4,143
12,215 *,e Kinepolis Group NV 509
1,626,110 Kingsoft Corp Ltd 5,389
73,880 e Koei Tecmo Holdings Co Ltd 1,336
66,957 Konami Corp 3,037
31,102 *,e,g Krafton, Inc 4,159
1,885,700 *,g Kuaishou Technology 16,951
26,651 * Liberty Braves Group (Class C) 859
3,595 Liberty Broadband Corp (Class A) 273
108,071 * Liberty Broadband Corp (Class C) 8,243
17,682 * Liberty Media Group (Class A) 945
250,583 * Liberty Media Group (Class C) 14,980
63,634 Liberty SiriusXM Group (Class A) 2,501
128,638 * Liberty SiriusXM Group (Class C) 5,034
143,811 *,e Lions Gate Entertainment Corp (Class A) 821
35,592 * Lions Gate Entertainment Corp (Class B) 193
133,745 * Live Nation, Inc 9,327
26,464 e M6-Metropole Television 435
39,093 Madison Square Garden Co 7,167
7,869 * Madison Square Garden Entertainment Corp 354
1,810,836 * Magnite, Inc 19,177
713,100 Major Cineplex Group PCL (Foreign) 375
60,122 Mango Excellent Media Co Ltd 259
7,270 e Marcus Corp 105
460,286 * Match Group, Inc 19,097
7,194,900 * Media Nusantara Citra Tbk PT 342
66,841 Mediaset Espana Comunicacion SA 237
2,485,000 *,e,g Meitu, Inc 435
2,940,083 * Meta Platforms, Inc 353,810
762,964 e MFE-MediaForEurope NV 296
333,502 e MFE-MediaForEurope NV 201
43,690 Mixi Inc 815
474,000 *,g Mobvista, Inc 245
84,687 Modern Times Group MTG AB 725
527,405 Moneysupermarket.com Group plc 1,229
399,151 MultiChoice Group Ltd 2,754
249,374 Naver Corp 35,466
15,799 * Nazara Technologies Ltd 111
10,742 * NCsoft 3,837
14,668 * Neowiz 430
227,000 NetDragon Websoft, Inc 486

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,163,430 NetEase, Inc $ 31,378
527,653 * Netflix, Inc 155,594
13,117 *,g Netmarble Corp 631
206,936 * Network 18 Media & Investments Ltd 165
135,219 New York Times Co (Class A) 4,389
308,112 News Corp (Class A) 5,608
98,262 News Corp (Class B) 1,812
876,978 Nexon Co Ltd 19,689
25,703 * Nexon Games Co Ltd 265
30,457 Nexstar Media Group Inc 5,331
89,645 Next Fifteen Communications Group plc 1,066
18,689 * NHN Corp 369
1,461,632 Nine Entertainment Co Holdings Ltd 1,823
2,000,950 Nintendo Co Ltd 84,133
42,300 Nippon Television Network Corp 334
75,310 * Nordic Entertainment Group AB 1,438
163,921 Omnicom Group, Inc 13,371
532,427 oOh!media Ltd 462
12,200 *,e Outbrain, Inc 44
27,580 Paradox Interactive AB 561
8,156 Paramount Global (Class A) 160
491,372 Paramount Global (Class B) 8,294
17,067 * Pearl Abyss Corp 569
673,202 Pearson plc 7,602
50,534 Perfect World Co Ltd 92
38,434 * Perion Network Ltd 953
538,757 * Pinterest, Inc 13,081
2,975,100 Plan B Media PCL 652
12,124 *,e Playstudios, Inc 47
89,729 * Playtika Holding Corp 764
120,000 *,e PR Times, Inc 2,134
179,491 ProSiebenSat. Media AG. 1,592
264,741 Publicis Groupe S.A. 16,912
22,269 * PubMatic, Inc 285
45,788 * PVR Ltd 951
182,160 Quebecor, Inc 4,063
14,817 * QuinStreet, Inc 213
52,371 REA Group Ltd 3,939
234,522 RELX plc 6,497
848,051 Rightmove plc 5,246
844,500 * ROBLOX Corp 24,034
116,490 * Roku, Inc 4,741
45,669 g Rovio Entertainment Oyj 297
483,600 RS PCL 223
311,591 * S4 Capital plc 712
81,308 Sanoma-WSOY Oyj 855
64,820 Saregama India Ltd 301
38,739 * Saudi Research & Marketing Group 1,879
75,002 Schibsted ASA 1,422
98,119 Schibsted ASA (B Shares) 1,800
8,281 Scholastic Corp 327
298,890 g Scout24 AG. 15,044
719,329 * Sea Ltd (ADR) 37,427
333,123 Seek Ltd 4,736
205,800 e Septeni Holdings Co Ltd 537
395,014 SES S.A. 2,573
551,520 Shaw Communications, Inc (B Shares) 15,890
8,701 * Shochiku Co Ltd 769
170,086 Sinclair Broadcast Group, Inc (Class A) 2,638
573,277 e Sirius XM Holdings, Inc 3,348
93,970 *,e Skillz, Inc 48

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,101,300 Sky Perfect Jsat Corp $ 4,047
19,184 * SM Entertainment Co 1,169
617,600 *,†,e SMI Holdings Group Ltd 1
48,410 Societe Television Francaise 1 372
73,000 Soft-World International Corp 189
33,000 * Sohu.com Ltd (ADR) 452
127,378 * Spotify Technology S.A. 10,056
53,000 Square Enix Co Ltd 2,461
21,595 *,e Stagwell, Inc 134
2,221,313 * Stillfront Group AB 3,741
34,566 Stroer Out-of-Home Media AG. 1,608
13,162 * Studio Dragon Corp 900
75,084 Sun TV Network Ltd 441
20,124,700 Surya Citra Media Tbk PT 266
222,945 *,e Taboola.com Ltd 687
144,367 * Take-Two Interactive Software, Inc 15,033
2,450 Tamedia AG. 392
99,226 * Team17 Group plc 528
240,935 *,e Technicolor Creative Studios S.A. 58
18,015 * TechTarget, Inc 794
197,238 TEGNA, Inc 4,179
47,887 Telenet Group Holding NV 782
10,463,325 Tencent Holdings Ltd 443,649
465,597 * Tencent Music Entertainment (ADR) 3,855
30,947 * Thryv Holdings, Inc 588
9,000 *,e Toei Animation Co Ltd 904
5,584 Toei Co Ltd 749
69,145 Toho Co Ltd 2,665
27,300 Tokyo Broadcasting System, Inc 317
516,960 * Tongdao Liepin Group 604
96,885 *,e Tremor International Ltd 312
336,633 Trinity Mirror plc 387
80,173 * TripAdvisor, Inc 1,442
28,277 * TrueCar, Inc 71
255,232 *,g Trustpilot Group plc 300
15,151 TV Asahi Corp 154
480,108 * TV18 Broadcast Ltd 214
94,726 * Ubisoft Entertainment 2,676
1,578,216 Universal Music Group NV 38,165
2,614 *,e Urban One, Inc 12
3,746 * Urban One, Inc 14
18,858 e ValueCommerce Co Ltd 258
32,335 Vector, Inc 327
5,540,900 VGI PCL 704
1,571,133 Vivendi Universal S.A. 15,009
2,687,754 * Walt Disney Co 233,512
2,369,569 * Warner Bros Discovery, Inc 22,464
9,693 * Webzen, Inc 117
528,662 * Weibo Corp (ADR) 10,108
15,158 e WeMade Entertainment Co Ltd 381
1,061,741 * West Australian Newspapers Holdings Ltd 285
6,565 *,e WideOpenWest, Inc 60
40,231 World Wrestling Entertainment, Inc (Class A) 2,757
1,185,452 WPP plc 11,712
76,923 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 200
26,022 * Wysiwyg Studios Co Ltd 357
193,400 *,e XD, Inc 529
59,497 * Yelp, Inc 1,627
14,469 YG Entertainment, Inc 505
208,134 YouGov plc 2,567
2,648,039 Z Holdings Corp 6,614

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
816,944 ZEE Telefilms Ltd $ 2,360
36,550 Zenrin Co Ltd 229
569,413 * Zhejiang Century Huatong Group Co Ltd 311
184,287 * Ziff Davis Inc 14,577
1,665 * ZipRecruiter, Inc 27
940,737 * ZoomInfo Technologies, Inc 28,326
TOTAL MEDIA & ENTERTAINMENT 4,231,995
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
37,178 * 10X Genomics, Inc 1,355
11,400 * 2seventy bio, Inc 107
1,022,651 g 3SBio, Inc 1,083
9,121 * 4D Molecular Therapeutics, Inc 203
33,648 Aarti Drugs Ltd 187
29,604 *,e AB Science S.A. 225
3,963,144 e AbbVie, Inc 640,484
471,197 *,e Abcam plc (ADR) 7,332
221,519 *,e AbCellera Biologics, Inc 2,244
215,254 * ABLBio, Inc 3,930
16,079 *,e Absci Corp 34
169,905 * Acadia Pharmaceuticals, Inc 2,705
1,672 * Aclaris Therapeutics, Inc 26
15,646 *,e Adagio Therapeutics, Inc 23
82,454 * Adaptive Biotechnologies Corp 630
74,914 Adcock Ingram Holdings Ltd 223
120,088 AddLife AB 1,256
8,618 * Adicet Bio, Inc 77
350,000 Adimmune Corp 405
1,263,173 * ADMA Biologics, Inc 4,901
2,778 *,e Aerovate Therapeutics, Inc 81
572,338 * Agenus, Inc 1,374
234,765 Agilent Technologies, Inc 35,133
16,594 * Agios Pharmaceuticals, Inc 466
39,343 Ajanta Pharma Ltd 576
7,933 *,e Akero Therapeutics, Inc 435
1,195,000 *,e,g Akeso, Inc 6,532
45,219 * Alector, Inc 417
64,664 Alembic Pharmaceuticals Ltd 447
132,840 * ALK-Abello A.S. 1,853
461,073 * Alkermes plc 12,048
1,141,782 Alliance Pharma plc 732
24,260 *,e Allogene Therapeutics, Inc 153
9,522 *,e Allovir, Inc 49
67,822 Almirall S.A. 656
226,185 * Alnylam Pharmaceuticals, Inc 53,753
6,315 *,e Alpha Teknova, Inc 36
377,000 *,e,g Alphamab Oncology 517
2,611 *,e Alpine Immune Sciences, Inc 19
34,899 * Alteogen, Inc 1,067
1,983,307 *,e Altimmune, Inc 32,625
6,582 *,e ALX Oncology Holdings, Inc 74
552,813 Amgen, Inc 145,191
162,900 * Amicus Therapeutics, Inc 1,989
227,998 * Amneal Pharmaceuticals, Inc 454
55,147 * Amphastar Pharmaceuticals, Inc 1,545
218,341 *,e Amylyx Pharmaceuticals, Inc 8,068
44,600 *,e AnaptysBio, Inc 1,382
3,840 * ANI Pharmaceuticals, Inc 155
26,487 * Anika Therapeutics, Inc 784
361,500 *,g Antengene Corp Ltd 238
83,876 * Apellis Pharmaceuticals, Inc 4,337

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
39,971 Apeloa Pharmaceutical Co Ltd $ 124
15,211 *,e Arbutus Biopharma Corp 35
9,025 *,e Arcellx, Inc 280
2,123 * Arcturus Therapeutics Holdings, Inc 36
15,638 * Arcus Biosciences, Inc 323
53,514 * Argenx SE 20,089
57 * Argenx SE 21
54,560 * Arrowhead Pharmaceuticals Inc 2,213
6,707 * Arvinas, Inc 229
143,000 *,e,g Ascentage Pharma Group International 467
444,000 *,g Ascletis Pharma, Inc 268
254,568 Aspen Pharmacare Holdings Ltd 2,036
1,996,984 Astellas Pharma, Inc 30,365
11,301 AstraZeneca Pharma India Ltd 450
3,850,950 AstraZeneca plc 521,108
2,117,871 AstraZeneca plc (ADR) 143,592
14,162 Asymchem Laboratories Tianjin Co Ltd 301
318,689 * Atara Biotherapeutics, Inc 1,045
23,237 *,e Atea Pharmaceuticals, Inc 112
10,646 *,e Athira Pharma, Inc 34
607,060 *,e Aurinia Pharmaceuticals, Inc 2,623
168,481 Aurobindo Pharma Ltd 892
346,205 *,e Aurora Cannabis, Inc 320
1,377,254 *,e Avantor, Inc 29,046
2,155 * Avid Bioservices, Inc 30
14,883 * Avidity Biosciences, Inc 330
1,083 *,e Axsome Therapeutics, Inc 84
33,624 e Bachem Holding AG. 2,918
13,115 *,e Basilea Pharmaceutica 650
294,949 * Bausch Health Cos, Inc 1,852
71,731 * Bavarian Nordic AS 2,210
4,093,630 Bayer AG. 210,699
28,376 *,e Beam Therapeutics, Inc 1,110
409,100 * BeiGene Ltd 6,943
11,000 * BeiGene Ltd (ADR) 2,419
205,000 e Beijing Tong Ren Tang Chinese Medicine Co Ltd 299
49,200 Beijing Tongrentang Co Ltd 316
34,875 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 634
86,129 *,e BELLUS Health, Inc 705
17,231 * Berkeley Lights, Inc 46
15,861 Betta Pharmaceuticals Co Ltd 112
14,720 BGI Genomics Co Ltd 109
35,722 *,g BioArctic AB 930
421,953 Biocon Ltd 1,333
248,787 * BioCryst Pharmaceuticals, Inc 2,856
132,187 BioGaia AB 1,058
120,477 * Biogen, Inc 33,363
270,830 * Biohaven Ltd 3,759
207,743 * BioMarin Pharmaceutical, Inc 21,499
109,690 *,e Bionano Genomics, Inc 160
19,907 * Bioneer Corp 466
202,951 BioNTech SE (ADR) 30,487
3,369 * Bio-Rad Laboratories, Inc (Class A) 1,417
71,070 Biotage AB 1,267
39,036 Bio-Techne Corp 3,235
71,827 *,e Bioxcel Therapeutics Inc 1,543
281,400 Blau Farmaceutica S.A. 1,397
22,229 Bloomage Biotechnology Corp Ltd 431
21,885 * Bluebird Bio, Inc 151
12,047 * Blueprint Medicines Corp 528
5,035 Boiron S.A. 273

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
32,000 Bora Pharmaceuticals Co Ltd $ 431
36,664 * Boryung Pharmaceutical Co Ltd 264
26,724 *,e Bridgebio Pharma, Inc 204
164,000 *,e Brii Biosciences Ltd 154
4,902,715 Bristol-Myers Squibb Co 352,750
60,436 * Brooks Automation, Inc 3,519
27,008 Bruker BioSciences Corp 1,846
57,634 Bukwang Pharmaceutical Co Ltd 401
12,863 * C4 Therapeutics, Inc 76
34,483 *,e Calliditas Therapeutics AB 307
61,576 * Camurus AB 1,491
338,032 *,e Canopy Growth Corp (Toronto) 784
56,811 Caplin Point Laboratories Ltd 489
13,689 * Cara Therapeutics, Inc 147
39,134 * CareDx, Inc 447
2,619 Caregen Co Ltd 284
16,471 * Caribou Biosciences, Inc 103
72,000 *,e,g CARsgen Therapeutics Holdings Ltd 137
1,835 * Cassava Sciences, Inc 54
33,636 * Catalent, Inc 1,514
232,293 * Catalyst Pharmaceuticals, Inc 4,321
10,975 * Celldex Therapeutics, Inc 489
28,469 * Cellivery Therapeutics, Inc 271
50,500 *,e CellSource Co Ltd 1,524
11,677 * Celltrion Pharm Inc 623
110,752 e Celltrion, Inc 14,135
24,199 * Celularity, Inc 31
428,947 Center Laboratories, Inc 660
6,098 * Century Therapeutics, Inc 31
2,096 *,e Cerevel Therapeutics Holdings, Inc 66
18,814 Changchun High & New Technology Industry Group, Inc 450
46,035 * Charles River Laboratories International, Inc 10,031
16,640 * Chemometec A.S. 1,659
172,488 * Chimerix, Inc 321
3,706,500 China Grand Pharmaceutical and Healthcare Holdings Ltd 2,176
901,660 China Medical System Holdings Ltd 1,411
1,164,500 g China Resources Pharmaceutical Group Ltd 939
40,620 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 274
649,000 China Shineway Pharmaceutical Group Ltd 630
330,881 * Chinook Therapeutics, Inc 8,669
13,574 * Chong Kun Dang Pharmaceutical Corp 886
62,980 Chongqing Zhifei Biological Products Co Ltd 795
14,192 Choongwae Pharma Corp 213
738,298 Chugai Pharmaceutical Co Ltd 18,832
6,063 * CinCor Pharma, Inc 75
325,975 Cipla Ltd 4,235
3,266,000 e CK Life Sciences International Holdings, Inc 330
39,904 Clinuvel Pharmaceuticals Ltd 583
742,073 * Codexis, Inc 3,458
19,484 * Cogent Biosciences, Inc 225
49,641 * Collegium Pharmaceutical, Inc 1,152
326,689 *,e Columbia Care, Inc 244
3,251 * Corcept Therapeutics, Inc 66
10,162 e COSMO Pharmaceuticals NV 673
13,771 * Crinetics Pharmaceuticals, Inc 252
189,422 *,e Cronos Group, Inc 481
9,016 * CryoPort, Inc 156
495,199 CSL Ltd 96,561
28,938,054 CSPC Pharmaceutical Group Ltd 30,127
637,500 *,e,g CStone Pharmaceuticals 377
22,721 *,e CTI BioPharma Corp 137
9,078 *,e Cullinan Oncology, Inc 96

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
109,636 * CureVac NV $ 667
378,193 *,e Cytek Biosciences, Inc 3,861
92,040 * Cytokinetics, Inc 4,217
43,571 Da An Gene Co Ltd of Sun Yat-Sen University 97
88,952 * Daewoong Co Ltd 1,440
5,250 * Daewoong Pharmaceutical Co Ltd 659
5,038,801 Daiichi Sankyo Co Ltd 162,182
922,023 Danaher Corp 244,723
40,137 * Day One Biopharmaceuticals, Inc 864
973,822 Dechra Pharmaceuticals plc 30,695
336,649 * Deciphera Pharmaceuticals, Inc 5,518
13,547 * Denali Therapeutics, Inc 377
20,367 Dermapharm Holding SE 819
10,303 *,e Design Therapeutics, Inc 106
8,654 *,e DICE Therapeutics, Inc 270
88,847 Divi S Laboratories Ltd 3,660
5,996 Dong-A Pharmaceutical Co Ltd 483
8,843 * Dong-A ST Co Ltd 425
43,371 Dong-E-E-Jiao Co Ltd 254
27,395 * DongKook Pharmaceutical Co Ltd 360
177,839 Dr Reddy's Laboratories Ltd 9,095
218,463 *,e Dynavax Technologies Corp 2,324
9,812 * Dyne Therapeutics, Inc 114
13,288 * Eagle Pharmaceuticals, Inc 388
9,088 *,e Edgewise Therapeutics, Inc 81
186,870 *,e Editas Medicine, Inc 1,658
226,000 * EirGenix, Inc 902
485,318 Eisai Co Ltd 32,008
241,201 * Elanco Animal Health, Inc 2,947
1,141,240 Eli Lilly & Co 417,511
15,317 * Emergent Biosolutions, Inc 181
5,321 * Enanta Pharmaceuticals, Inc 248
6,176 *,e Enochian Biosciences Inc 6
61,033 *,e EQRx, Inc 150
19,696 * Erasca, Inc 85
44,269 * Ergomed plc 681
34,908 g Eris Lifesciences Ltd 273
156,679 *,e Esperion Thereapeutics, Inc 976
89,517 *,e Euroapi S.A. 1,327
136,917 e Eurofins Scientific SE 9,830
40,100 Ever Supreme Bio Technology Co Ltd 287
139,500 *,e,g Everest Medicines Ltd 308
234,020 * Evolus, Inc 1,758
145,337 * Evotec AG. 2,364
203,502 * Exact Sciences Corp 10,075
194,760 * Exelixis, Inc 3,124
4,340 *,e EyePoint Pharmaceuticals, Inc 15
696,279 Faes Farma S.A. (Sigma) 2,616
76,651 * Fate Therapeutics, Inc 773
49,876 * FDC Ltd 163
173,618 * FibroGen, Inc 2,781
10,447 * Fulcrum Therapeutics, Inc 76
1,962 * Galapagos NV 87
44,570 * Galapagos NV 1,973
56,770 * GeneOne Life Science, Inc 321
126,563 * Generation Bio Co 497
23,184 *,e Genexine Co Ltd 345
43,154 * Genmab AS 18,245
885,900 e Genomma Lab Internacional S.A. de C.V. 770
783,386 * Genscript Biotech Corp 2,473
67,027 Genus plc 2,406
33,534 *,e Geron Corp 81

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
84,935 Gerresheimer AG. $ 5,682
2,452,956 Gilead Sciences, Inc 210,586
104,530 GlaxoSmithKline Pharmaceuticals Ltd 1,665
219,135 Glenmark Pharmaceuticals Ltd 1,122
48,101 *,e GNI Group Ltd 506
169,450 Granules India Ltd 652
6,448 * Green Cross Corp 666
23,854 * Green Cross Holdings Corp 323
10,614 * Green Cross LabCell Corp 398
2,031 *,e Grifols S.A. 23
3,114,721 GSK plc 53,832
56,512 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 242
269,581 H Lundbeck A.S. 1,010
77,997 * H Lundbeck A.S. 268
475,294 *,e Halozyme Therapeutics, Inc 27,044
36,024 * Hanall Biopharma Co Ltd 511
10,721 Hangzhou Tigermed Consulting Co Ltd - A 161
84,053 g Hangzhou Tigermed Consulting Co Ltd - H 967
4,843 * Hanmi Pharm Co Ltd 1,147
809,839 g Hansoh Pharmaceutical Group Co Ltd 1,530
166,905 * Harmony Biosciences Holdings, Inc 9,196
27,195 * Helixmith Co Ltd 229
12,149 * Heron Therapeutics, Inc 30
39,992 Hikal Ltd 198
1,119 Hikma Pharmaceuticals plc 21
3,184 * HilleVax, Inc 53
48,700 Hisamitsu Pharmaceutical Co, Inc 1,446
13,177 * HK inno N Corp 388
1,097,428 * Horizon Therapeutics Plc 124,887
2,548,684 *,†,e Hua Han Health Industry Holdings Ltd 20
787,500 *,e,g Hua Medicine 377
77,920 Hualan Biological Engineering, Inc 253
40,400 Hubei Jumpcan Pharmaceutical Co Ltd 158
7,063 * Hugel, Inc 754
74,354 Humanwell Healthcare Group Co Ltd 255
1,171,500 *,e HUTCHMED China Ltd 3,576
787,644 Hypermarcas S.A. 6,754
6,769 * Icosavax, Inc 54
46,033 * Ideaya Biosciences, Inc 836
118,726 *,e Idorsia Ltd 1,721
14,335 * Il Dong Pharmaceutical Co Ltd 324
351,735 * Illumina, Inc 71,121
33,500 * I-Mab (ADR) 140
4,120 *,e Imago Biosciences, Inc 148
12,200 Imeik Technology Development Co Ltd 991
6,008 *,e ImmunityBio, Inc 30
739,059 * Immunogen, Inc 3,666
175,530 * Immunovant, Inc 3,116
5,515,604 *,e Imugene Ltd 539
113,526 * Incyte Corp 9,118
141,346 * Indivior plc 3,163
864 *,e Inhibrx, Inc 21
690,573 *,g Innovent Biologics, Inc 2,939
204,415 * Innoviva, Inc 2,709
73,068 *,e Inotiv, Inc 361
67,043 *,e Inovio Pharmaceuticals, Inc 105
208,880 * Insmed, Inc 4,173
18,818 * Instil Bio, Inc 12
306,429 * Intellia Therapeutics, Inc 10,691
261,046 *,e Intercept Pharmaceuticals, Inc 3,229
194,968 * Intra-Cellular Therapies, Inc 10,318
34,105 * Ionis Pharmaceuticals, Inc 1,288

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
105,941 * Iovance Biotherapeutics, Inc $ 677
159,022 Ipca Laboratories Ltd 1,619
27,945 Ipsen 3,006
289,202 * IQVIA Holdings, Inc 59,255
776,148 * Ironwood Pharmaceuticals, Inc 9,616
6,627 * iTeos Therapeutics, Inc 129
458,257 * IVERIC bio, Inc 9,811
268,500 *,g Jacobio Pharmaceuticals Group Co Ltd 179
5,193 * Janux Therapeutics, Inc 68
79,136 *,e Jazz Pharmaceuticals plc 12,607
35,325 JB Chemicals & Pharmaceuticals Ltd 829
296,744 JCR Pharmaceuticals Co Ltd 3,780
261,111 Jiangsu Hengrui Medicine Co Ltd 1,444
3,536,276 Johnson & Johnson 624,683
60,258 Joincare Pharmaceutical Group Industry Co Ltd 98
18,312 Joinn Laboratories China Co Ltd 153
37,699 * Jounce Therapeutics, Inc 42
63,434 Jubilant Organosys Ltd 287
40,579 Kaken Pharmaceutical Co Ltd 1,196
22,206,406 Kalbe Farma Tbk PT 2,981
7,432 * KalVista Pharmaceuticals Inc 50
4,044 * Kangmei Pharmaceutical Co Ltd 1
19,906 * Karuna Therapeutics, Inc 3,912
473,557 * Karyopharm Therapeutics, Inc 1,610
504 * Keros Therapeutics, Inc 24
148,000 *,g Keymed Biosciences, Inc 965
142,177 *,e Kezar Life Sciences, Inc 1,001
76,883 * Kiniksa Pharmaceuticals Ltd 1,152
7,825 *,e Kinnate Biopharma, Inc 48
294,500 *,e,g Kintor Pharmaceutical Ltd 371
26,700 Kissei Pharmaceutical Co Ltd 522
111,250 * Knight Therapeutics, Inc 426
10,137 * Kodiak Sciences, Inc 73
43,569 * Komipharm International Co Ltd 242
11,130 *,e Kronos Bio, Inc 18
4,257 * Krystal Biotech Inc 337
123,701 * Kura Oncology, Inc 1,535
11,518 * Kymera Therapeutics, Inc 288
31,381 Kyorin Co Ltd 410
104,015 Kyowa Hakko Kogyo Co Ltd 2,382
17,401 L&C Bio Co Ltd 320
20,647 Laboratorios Farmaceuticos Rovi S.A 798
376,544 g Laurus Labs Ltd 1,704
52,840 * Legend Biotech Corp (ADR) 2,638
21,400 * LegoChem Biosciences, Inc 731
48,324 * Lexicon Pharmaceuticals, Inc 92
4,030 * Ligand Pharmaceuticals, Inc (Class B) 269
41,265 *,e Liquidia Corp 263
20,817 Livzon Pharmaceutical Group, Inc 97
177,564 Lonza Group AG. 87,162
127,000 Lotus Pharmaceutical Co Ltd 1,013
131,747 Lupin Ltd 1,167
2,036,000 *,e,g Luye Pharma Group Ltd 953
52,675 *,e Lyell Immunopharma, Inc 183
318,275 * MacroGenics, Inc 2,136
432 * Madrigal Pharmaceuticals, Inc 125
158,518 *,e MannKind Corp 835
150,489 * Maravai LifeSciences Holdings, Inc 2,154
26,511 *,e MaxCyte, Inc 145
1,811,550 *,e Mayne Pharma Group Ltd 246
1,214,466 * Medigen Vaccine Biologics Corp 2,739
24,156 * Medpace Holdings, Inc 5,131

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
10,925 * MedPacto, Inc $ 193
18,126 Medy-Tox, Inc 1,835
1,162,300 Mega Lifesciences PCL 1,569
8,547 * MeiraGTx Holdings plc 56
4,952,829 Merck & Co, Inc 549,516
595,374 Merck KGaA 114,872
14,155 Merck Ltd 676
26,690 * Mersana Therapeutics, Inc 156
705,560 * Mesoblast Ltd 419
32,876 * Mettler-Toledo International, Inc 47,521
34,369 *,e MiMedx Group, Inc 96
34,328 * Mirati Therapeutics, Inc 1,555
27,091 *,e Mithra Pharmaceuticals S.A. 99
20,175 Mochida Pharmaceutical Co Ltd 532
238,199 * Moderna, Inc 42,785
8,755 * Monte Rosa Therapeutics, Inc 67
52,117 * Morphic Holding, Inc 1,394
111,144 * Morphosys AG. 1,555
24,352 * Myriad Genetics, Inc 353
47,333 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 123
4,876 * NanoString Technologies, Inc 39
85,933 Natco Pharma Ltd 583
87,931 * Natera, Inc 3,532
46,059 * Naturecell Co Ltd 556
14,389 *,e Nautilus Biotechnology, Inc 26
55,340 * Nektar Therapeutics 125
37,946 * NeoGenomics, Inc 351
98,715 * Neuren Pharmaceuticals Ltd 531
60,023 * Neurocrine Biosciences, Inc 7,169
201,470 * NGM Biopharmaceuticals Inc 1,011
45,600 Nippon Shinyaku Co Ltd 2,588
90,108 *,e Nkarta, Inc 540
27,759 * NKMax Co Ltd 303
2,043,970 Novartis AG. 184,974
16,344 *,e Novavax, Inc 168
3,175,564 Novo Nordisk AS 431,291
143,838 Novo Nordisk AS (ADR) 19,467
25,680 * Nurix Therapeutics, Inc 282
5,150 *,e Nuvalent, Inc 153
35,468 *,e Nuvation Bio, Inc 68
134,452 * OBI Pharma, Inc 302
16,796 *,e Ocugen, Inc 22
341,000 *,e,g Ocumension Therapeutics 427
3,120 *,† Omniab, Inc 0
3,120 *,† Omniab, Inc 0
19,745 * OmniAb, Inc 71
235,000 * Oneness Biotech Co Ltd 1,873
471,388 Ono Pharmaceutical Co Ltd 11,018
305,448 *,e Organigram Holdings, Inc 248
82,438 * Organogenesis Holdings Inc 222
137,717 Organon & Co 3,846
704 Orion Oyj (Class B) 39
25,864 * Oscotec, Inc 356
2,480 Otsuka Holdings KK 81
80,936 * Oxford Biomedica plc 433
419,826 * Oxford Nanopore Technologies plc 1,237
72,267 *,e Pacific Biosciences of California, Inc 591
33,786 * Pacira BioSciences Inc 1,304
422,467 * Paion AG. 199
8,601 *,e Pardes Biosciences, Inc 15
2,055 * PepGen, Inc 27
100,200 * PeptiDream, Inc 1,573

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
69,370 PerkinElmer, Inc $ 9,727
129,584 Perrigo Co plc 4,418
5,463,143 Pfizer, Inc 279,931
12,600 e Pharma Foods International Co Ltd 126
58,799 Pharma Mar S.A. 4,050
6,196 PHARMA RESEARCH PRODUCTS Co Ltd 343
106,000 PharmaEngine Inc 431
653,000 * PharmaEssentia Corp 10,120
69,951 *,† Pharmally International Holding Co Ltd 0 ^
40,950 Pharmaron Beijing Co Ltd - A 400
132,223 g Pharmaron Beijing Co Ltd - H 909
64,159 * Pharmicell Co Ltd 579
710,325 *,e Pharming Group NV 827
120,821 Phibro Animal Health Corp 1,620
12,359,083 * Piramal Pharma Ltd 17,128
11,205 *,e PMV Pharmaceuticals, Inc 98
125,469 *,e Point Biopharma Global, Inc 915
241,000 * Polaris Group 692
16,777 g PolyPeptide Group AG. 460
31,600 Porton Pharma Solutions Ltd 185
7,518 * Praxis Precision Medicines, Inc 18
47,911 *,e Precigen, Inc 73
319,660 * Prestige Consumer Healthcare, Inc. 20,011
68,362 * Prometheus Biosciences, Inc 7,520
34,972 * Protagonist Therapeutics, Inc 382
201,550 * Prothena Corp plc 12,143
5,630 *,e Provention Bio, Inc 60
7,013 * PTC Therapeutics, Inc 268
377,697 * QIAGEN NV 18,987
178,103 * QIAGEN NV 8,882
18,451 * Quanterix Corp 256
27,880 * Quantum-Si, Inc 51
4,801 * Rallybio Corp 32
2,473 * RAPT Therapeutics, Inc 49
1,814 *,e Reata Pharmaceuticals, Inc 69
640 Recordati S.p.A. 27
108,278 *,e Recursion Pharmaceuticals, Inc 835
91,789 * Regeneron Pharmaceuticals, Inc 66,225
12,197 * REGENXBIO, Inc 277
30,758 * Relay Therapeutics, Inc 460
10,750 * Relmada Therapeutics, Inc 38
49,019 * Repligen Corp 8,299
12,218 * Replimune Group, Inc 332
33,414 * Revance Therapeutics, Inc 617
19,117 * REVOLUTION Medicines, Inc 455
366,666 Richter Gedeon Rt 8,142
848,668 Roche Holding AG. 266,683
162 e Roche Holding AG. 63
80,268 * Rocket Pharmaceuticals, Inc 1,571
301,369 Royalty Pharma plc 11,910
15,831 * Sage Therapeutics, Inc 604
15,014 * Sam Chun Dang Pharm Co Ltd 522
25,538 *,g Samsung Biologics Co Ltd 16,605
27,265 *,e Sana Biotechnology, Inc 108
38,824 *,e SanBio Co Ltd 231
1,381,824 * Sangamo Therapeutics Inc 4,339
10,443 Sanofi India Ltd 739
2,528,156 Sanofi-Aventis 243,781
726,689 Sanofi-Aventis S.A. (ADR) 35,194
372,500 Santen Pharmaceutical Co Ltd 3,035
150,444 * Sarepta Therapeutics, Inc 19,495

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
178 Sartorius Stedim Biotech $ 58
66,109 Saudi Pharmaceutical Industries & Medical Appliances Corp 383
40,817 Sawai Group Holdings Co Ltd 1,274
279,000 Scinopharm Taiwan Ltd 231
33,881 * Seagen, Inc 4,354
34,144 Seegene, Inc 739
15,830 * Seer, Inc 92
113,415 * Seres Therapeutics, Inc 635
54,213 Shandong Buchang Pharmaceuticals Co Ltd 163
95,888 Shanghai Fosun Pharmaceutical Group Co Ltd - A 485
348,929 e Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,112
526,700 Shanghai Haixin Group Co 175
79,000 *,e,g Shanghai Henlius Biotech, Inc 129
44,956 * Shanghai Junshi Biosciences Co Ltd 403
5,898 Shanghai Medicilon, Inc 181
416,337 Shanghai RAAS Blood Products Co Ltd 379
43,568 Shenzhen Kangtai Biological Products Co Ltd 197
35,025 Shenzhen Salubris Pharmaceuticals Co Ltd 165
54,907 Shijiazhuang Yiling Pharmaceutical Co Ltd 236
33,356 Shilpa Medicare Ltd 112
17,800 *,e Shin Nippon Biomedical Laboratories Ltd 303
30,396 * Shin Poong Pharmaceutical Co Ltd 514
15,622 Shionogi & Co Ltd 779
23,855 Sichuan Kelun Pharmaceutical Co Ltd 91
10,336 Siegfried Holding AG. 6,866
4,434,000 e Sihuan Pharmaceutical Holdings 538
17,011 *,e Singular Genomics Systems, Inc 34
8,452,236 Sino Biopharmaceutical 4,922
19,596 * SK Biopharmaceuticals Co Ltd 1,120
24,628 *,e SK Bioscience Co Ltd 1,442
8,448 SKAN Group AG. 576
39,761 * SomaLogic, Inc 100
1,051,454 *,e Sorrento Therapeutics, Inc 932
80,908 *,e Sosei Group 1,307
85,376 * Sotera Health Co 711
8,512 *,e SpringWorks Therapeutics, Inc 221
1,528,000 SSY Group Ltd 842
9,879 * ST Pharm Co Ltd 691
6,821 * Stoke Therapeutics, Inc 63
79,978 * Strides Arcolab Ltd 337
656,200 Sumitomo Dainippon Pharma Co Ltd 4,974
90,296 * Sun Pharma Advanced Research Company Ltd 227
1,827,256 Sun Pharmaceutical Industries Ltd 22,097
193,604 * Supernus Pharmaceuticals, Inc 6,906
13,180 * Sutro Biopharma, Inc 107
116,385 Suven Pharmaceuticals Ltd 695
347,060 e SwedenCare AB 1,026
1,112 * Swedish Orphan Biovitrum AB 23
12,030 * Syndax Pharmaceuticals, Inc 306
125,263 * Syneos Health, Inc 4,595
130,395 g Syngene International Ltd 922
374,000 * Taigen Biopharmaceuticals Holdings Ltd 195
155,000 * TaiMed Biologics, Inc 356
38,600 Taisho Pharmaceutical Holdings Co Ltd 1,698
269,433 Takara Bio, Inc 3,517
1,574,394 Takeda Pharmaceutical Co Ltd 49,195
14,192 *,e Tango Therapeutics, Inc 103
65,000 * Tanvex BioPharma, Inc 74
36,274 *,e Taro Pharmaceutical Industries Ltd 1,053
18,858 * Tarsons Products Ltd 158
5,534 * Tarsus Pharmaceuticals, Inc 81

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
12,987 Tecan Group AG. $ 5,814
211,974 * Telix Pharmaceuticals Ltd 1,047
8,507 * Tenaya Therapeutics, Inc 17
9,154 * Teva Pharmaceutical Industries Ltd (ADR) 84
151,672 * TG Therapeutics, Inc 1,794
85,753 *,e Theravance Biopharma, Inc 962
363,621 Thermo Fisher Scientific, Inc 200,242
5,190 * Theseus Pharmaceuticals, Inc 26
352,900 e Tianjin ZhongXin Pharmaceutical Group Corp Ltd 398
659,000 Tong Ren Tang Technologies Co Ltd 475
43,765 e Torii Pharmaceutical Co Ltd 967
118,895 Torrent Pharmaceuticals Ltd 2,223
22,813 Towa Pharmaceutical Co Ltd 368
26,564 * Travere Therapeutics, Inc 559
16,543 * Tricida, Inc 3
57,200 Tsumura & Co 1,254
661,000 TTY Biopharm Co Ltd 1,791
40,237 * Twist Bioscience Corp 958
1,776 *,e Tyra Biosciences, Inc 14
842 UCB S.A. 66
58,377 * Ultragenyx Pharmaceutical, Inc 2,705
1,291,562 United Laboratories Ltd 806
163,918 * United Therapeutics Corp 45,584
400,834 * Vaccibody AS. 1,148
102,517 *,e Valneva SE 687
17,205 * Vanda Pharmaceuticals, Inc 127
30,119 *,e Vaxart Inc 29
10,397 * Vaxcell-Bio Therapeutics Co Ltd 282
2,615 * Vaxcyte, Inc 125
60,579 *,e VBI Vaccines, Inc 24
97,204 * Ventyx Biosciences, Inc 3,187
385 * Vera Therapeutics, Inc 7
72,162 * Veracyte, Inc 1,712
24,770 * Vericel Corp 652
291,161 * Vertex Pharmaceuticals, Inc 84,081
30,566 *,e Verve Therapeutics, Inc 591
654,819 Viatris, Inc 7,288
60,261 * Vir Biotechnology, Inc 1,525
4,579 Virbac S.A. 1,118
87,013 * Viridian Therapeutics, Inc 2,542
27,455 * VistaGen Therapeutics, Inc 3
136,545 Vitrolife AB 2,443
855,500 *,e,g Viva Biotech Holdings 191
67,528 Walvax Biotechnology Co Ltd 389
129,133 * Waters Corp 44,238
170,434 n West Pharmaceutical Services, Inc 40,112
3,446,404 Winteam Pharmaceutical Group Ltd 1,563
57,541 * Wockhardt Ltd 155
104,258 WuXi AppTec Co Ltd - A 1,209
540,637 g WuXi AppTec Co Ltd - H 5,673
2,736,000 *,g Wuxi Biologics Cayman, Inc 20,722
17,432 * Xencor, Inc 454
316,800 *,g YiChang HEC ChangJiang Pharmaceutical Co Ltd 263
6,385 * Y-mAbs Therapeutics, Inc 31
34,660 * Yuhan Corp 1,568
100,882 * Yungjin Pharmaceutical Co Ltd 261
182,000 YungShin Global Holding Corp 272
77,407 Yunnan Baiyao Group Co Ltd 604
56,717 * Zai Lab Ltd (ADR) 1,741
249,810 * Zealand Pharma AS 7,245
1,874 *,e Zentalis Pharmaceuticals, Inc 38

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
19,600 Zeria Pharmaceutical Co Ltd $ 336
24,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,014
43,058 Zhejiang Huahai Pharmaceutical Co Ltd 136
13,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 79
127,899 Zhejiang NHU Co Ltd 345
11,467 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 91
1,023,289 Zoetis, Inc 149,963
5,323 *,†,e Zogenix, Inc 4
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 8,410,767
REAL ESTATE - 2.8%
1,162,730 Abacus Property Group 2,070
198,361 Acadia Realty Trust 2,846
812 Activia Properties Inc 2,546
1,339 Advance Residence Investment Corp 3,453
113,443 e Aedifica S.A. 9,231
103,200 Aeon Mall Co Ltd 1,332
1,650 AEON REIT Investment Corp 1,936
6,768 * AFI Properties Ltd 201
7,116 Africa Israel Residences Ltd 316
1,412,000 e Agile Property Holdings Ltd 414
27,768 Agree Realty Corp 1,970
596,900 AIMS AMP Capital Industrial REIT 553
68,718 * Airport City Ltd 1,100
4,342,199 Aldar Properties PJSC 5,217
131,149 Alexander & Baldwin, Inc 2,456
137 Alexander's, Inc 30
157,104 Alexandria Real Estate Equities, Inc 22,885
162,000 Aliansce Sonae Shopping Centers sa 521
821,250 e,g A-Living Services Co Ltd 984
66,734 Allied Properties Real Estate Investment Trust 1,262
14,952 Allreal Holding AG. 2,431
154,730 Alony Hetz Properties & Investments Ltd 1,577
4,395 e Altarea SCA 593
45,424 Altus Group Ltd 1,813
1,057,300 Amata Corp PCL (Foreign) 650
274,856 American Assets Trust, Inc 7,284
183,736 American Finance Trust, Inc 1,090
2,205,378 e American Homes 4 Rent 66,470
639,856 American Tower Corp 135,560
248,117 Americold Realty Trust 7,024
237,390 Amot Investments Ltd 1,394
250,263 Apartment Income REIT Corp 8,587
45,841 Apartment Investment and Management Co 326
467,517 Apple Hospitality REIT, Inc 7,377
583,200 AREIT, Inc 371
325,019 Arena REIT 842
904,638 Argosy Property Ltd 667
98,751 e Armada Hoffler Properties, Inc 1,136
195,458 e Aroundtown S.A. 455
69,199 Arriyadh Development Co 335
55,044 Artis Real Estate Investment Trust 366
1,035,700 Ascendas India Trust 874
3,565,863 Ascendas REIT 7,303
2,131,504 Ascott Trust 1,673
358,144 * Ashford Hospitality Trust, Inc 1,601
1,588,300 Asian Property Development PCL (Foreign) 532
3,017,698 Assura Group Ltd 1,990
41,973 e Atrium Ljungberg AB 688
333,934 AvalonBay Communities, Inc 53,937

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,509,061 Axis Real Estate Investment Trust $ 613
8,208,408 Ayala Land, Inc 4,557
513 Azrieli Group 34
10,549,900 Bangkok Land PCL 317
2,186,404 Barwa Real Estate Co 1,726
12,369 * Big Shopping Centers Ltd 1,266
451,857 Big Yellow Group plc 6,259
5,522 Blue Square Real Estate Ltd 326
834,858 BMO Commercial Property Trust Ltd 891
24,236 Boardwalk REIT 885
117,746 Boston Properties, Inc 7,957
771,900 BR Malls Participacoes S.A. 1,214
124,000 BR Properties S.A. 153
430,084 e BraeMar Hotels & Resorts, Inc 1,768
1,122,931 Brandywine Realty Trust 6,906
137,490 Brigade Enterprises Ltd 771
99,958 British Land Co plc 475
165,925 Brixmor Property Group, Inc 3,762
426,070 Broadstone Net Lease, Inc 6,907
179,761 g Brookfield India Real Estate Trust 627
3,041 Brt Realty Trust 60
29,199 BSR Real Estate Investment Trust 380
7,785,300 * Bumi Serpong Damai Tbk PT 460
477,621 Bunnings Warehouse Property Trust 1,267
720,000 e C&D International Investment Group Ltd 2,089
466,000 e C&D Property Management Group Co Ltd 260
41,709 CA Immobilien Anlagen AG. 1,259
5,182,262 e Cambridge Industrial Trust 1,433
49,917 Camden Property Trust 5,585
261,109 Canadian Apartment Properties REIT 8,231
1,515,539 Capital & Counties Properties 1,951
2,840,788 Capitaland Investment Ltd 7,851
5,376,911 CapitaMall Trust 8,201
1,267,187 CapitaRetail China Trust 1,060
27,181 CareTrust REIT, Inc 505
53,782 Carmila S.A. 768
264,627 e Castellum AB 3,205
33,951 Catena AB 1,268
490,000 Cathay Real Estate Development Co Ltd 243
6,825 e CBL & Associates Properties, Inc 158
313,428 CBRE Group, Inc 24,121
969,368 CDL Hospitality Trusts 906
462,750 Cencosud Shopping S.A. 730
4,674 Centerspace 274
392,000 e Central China New Life Ltd 151
2,189,282 Central Pattana PCL 4,482
525,701 Centuria Capital Group 607
1,518,409 Centuria Industrial REIT 3,208
892,816 Centuria Office REIT 928
2,838,806 Champion Real Estate Investment Trust 1,119
962,503 Charter Hall Education Trust 2,221
480,968 Charter Hall Group 3,902
2,102,913 Charter Hall Long Wale REIT 6,305
116,482 Chatham Lodging Trust 1,429
1,221,000 *,†,e China Aoyuan Group Ltd 138
2,229,156 China Jinmao Holdings Group Ltd 477
375,027 China Merchants Shekou Industrial Zone Holdings Co Ltd 679
1,134,000 China Overseas Grand Oceans Group Ltd 488
3,391,786 China Overseas Land & Investment Ltd 8,876
510,119 China Overseas Property Holdings Ltd 528
3,504,602 China Resources Land Ltd 15,944

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
802,000 g China Resources Mixc Lifestyle Services Ltd $ 4,063
5,560,000 e China South City Holdings Ltd 397
1,273,238 China Vanke Co Ltd 2,561
390,619 China Vanke Co Ltd (Class A) 1,017
547,000 Chinese Estates Holdings Ltd 176
157,051 Choice Properties REIT 1,712
179,000 Chong Hong Construction Co 430
48,743 e Cibus Nordic Real Estate AB 670
410,753 City Developments Ltd 2,525
12,979 City Office REIT, Inc 109
74,705 e Citycon Oyj 500
624,894 Civitas Social Housing plc 477
2,020,801 CK Asset Holdings Ltd 12,394
4,756 Clipper Realty, Inc 30
130,049 CLS Holdings plc 249
30,453 Cofinimmo 2,727
34,040 e Colliers International Group, Inc 3,127
374,000 *,†,e Colour Life Services Group 22
639 Comforia Residential REIT, Inc 1,440
1,635,882 Commercial Real Estate Co KSC 532
19,095 e Community Healthcare Trust, Inc 684
22,298 *,e Compass, Inc 52
314,200 Concentradora Fibra Danhos S.A. de C.V. 377
768,570 e Corem Property Group AB 620
634,200 e Corp Inmobiliaria Vesta SAB de C.V. 1,514
30,807 Corporate Office Properties Trust 799
1,768,000 * Cosmopolitan International Holdings Ltd 374
8,264,898 e Country Garden Holdings Co Ltd 2,784
3,491,400 Country Garden Services Holdings Co Ltd 8,565
119,850 Cousins Properties, Inc 3,031
496 CRE Logistics REIT, Inc 694
43,920 Crombie Real Estate Investment Trust 514
369,500 Cromwell European Real Estate Investment Trust 594
1,529,691 Cromwell Group 697
921,981 Crown Castle International Corp 125,058
51,005 CT Real Estate Investment Trust 587
140,533 e CTO Realty Growth, Inc 2,569
205,332 e CubeSmart 8,265
71,202 *,e Cushman & Wakefield plc 887
439,992 Custodian Reit plc 496
67,622 Daito Trust Construction Co Ltd 6,923
562,381 Daiwa House Industry Co Ltd 12,955
2,211 Daiwa House REIT Investment Corp 4,930
313 Daiwa Office Investment Corp 1,520
1,875 Daiwa Securities Living Investments Corp 1,641
379,736 * Dar Al Arkan Real Estate Development Co 1,173
405,000 * Delpha Construction Co Ltd 227
114,856 Derwent London plc 3,287
47,178 Deutsche Annington Immobilien SE 1,111
13,844 Deutsche Euroshop AG. 327
1,059,000 e Dexin China Holdings Co Ltd 103
239,993 Dexus Industria REIT 472
414,990 Dexus Property Group 2,179
554,630 DiamondRock Hospitality Co 4,542
48,283 DIC Asset AG. 395
877,100 e Digital Core REIT Management Pte Ltd 483
184,966 Digital Realty Trust, Inc 18,547
81,635 Dios Fastigheter AB 591
74,614 Diversified Healthcare Trust 48
705,531 DLF Ltd 3,190
37,935 *,e Doma Holdings, Inc 17
159,676 e Douglas Elliman, Inc 650

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
65,376 Douglas Emmett, Inc $ 1,025
119,295 Dream Industrial Real Estate Investment Trust 1,030
16,218 Dream Office Real Estate Investment Trust 179
19,086 DREAM Unlimited Corp 358
437,000 *,† Eagle Hospitality Trust 4
27,635 e Easterly Government Properties, Inc 394
103,449 e EastGroup Properties, Inc 15,317
17,877 Electra Real Estate Ltd 172
259,887 * Emaar Economic City 577
4,441,314 Emaar Properties PJSC 7,066
510,948 Embassy Office Parks REIT 2,073
2,331,461 Emlak Konut Gayrimenkul Yatiri 1,087
42,232 e Empire State Realty Trust, Inc 285
540,120 Empiric Student Property plc 550
60,459 g Entra ASA 653
210,521 EPR Properties 7,941
97,512 Equinix, Inc 63,873
774,700 Equites Property Fund Ltd 768
33,492 Equity Commonwealth 836
1,224,100 Equity Lifestyle Properties, Inc 79,077
428,050 Equity Residential 25,255
7,377,000 g ESR Cayman Ltd 15,422
115,908 ESR Kendall Square REIT Co Ltd 366
519,989 Essential Properties Realty Trust, Inc 12,204
49,448 Essex Property Trust, Inc 10,479
41,204 Eurocommercial Properties NV 998
916,000 e Ever Sunshine Lifestyle Services Group Ltd 509
688,000 e Excellence Commercial Property & Facilities Management Group Ltd 330
27,874 e eXp World Holdings Inc 309
371,827 Extra Space Storage, Inc 54,726
270,680 e Fabege AB 2,302
1,397,995 Far East Consortium 334
1,101,705 Far East Hospitality Trust 510
222,000 Farglory Land Development Co Ltd 410
13,958 e Farmland Partners, Inc 174
760,127 * Fastighets AB Balder 3,548
99,568 Federal Realty Investment Trust 10,060
3,291,197 Fibra Uno Administracion S.A. de C.V. 3,878
3,018,800 Filinvest REIT Corp 298
109,628 First Capital Real Estate Investment Trust 1,361
182,035 First Industrial Realty Trust, Inc 8,785
46,033 e FirstService Corp 5,637
321 Fonciere Des Regions 19
48,940 * Forestar Group, Inc 754
1,130,716 Fortress REIT Ltd 319
1,279,547 Fortress REIT Ltd (Class A) 791
1,579,000 Fortune Real Estate Investment Trust 1,281
23,345 Four Corners Property Trust, Inc 605
180,544 Franklin Street Properties Corp 493
1,028,377 Frasers Centrepoint Trust 1,613
853,000 Frasers Hospitality Trust 283
3,013,645 Frasers Logistics & Industrial Trust 2,609
492 e Frontier Real Estate Investment Corp 1,917
2,026 * FRP Holdings, Inc 109
584 Fukuoka REIT Corp 758
305,278 Gaming and Leisure Properties, Inc 15,902
100,544 Gazit Globe Ltd 306
2,818 Gecina S.A. 287
219,264 Gemdale Corp 320
7,170,000 Gemdale Properties and Investment Corp Ltd 584
12,514 e Getty Realty Corp 424
1,047 e Gladstone Commercial Corp 19

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
4,517 Gladstone Land Corp $ 83
18,468 Global Medical REIT, Inc 175
31,679 Global Net Lease, Inc 398
900 Global One Real Estate Investment Corp 739
27 GLP J-Reit 31
135,319 * Godrej Properties Ltd 2,000
7,880 e Goldcrest Co Ltd 101
1,679,196 Goodman Group 19,748
1,039,222 Goodman Property Trust 1,333
1,926,245 GPT Group 5,494
756,424 Grainger plc 2,304
94,042 Grand City Properties S.A. 925
144,144 Granite REIT 7,354
2,072,981 Great Portland Estates plc 12,355
604,322 Greentown China Holdings Ltd 874
1,208,379 Greentown Service Group Co Ltd 797
323,150 Growthpoint Properties Australia Ltd 652
3,801,596 Growthpoint Properties Ltd 3,253
1,938,400 e Guangzhou R&F Properties Co Ltd 469
127,451 H&R Real Estate Investment Trust 1,140
77,225 Hamborner REIT AG. 555
3,975,930 e Hammerson plc 1,144
1,726,442 Hang Lung Group Ltd 3,164
2,910,995 Hang Lung Properties Ltd 5,671
218,900 Hangzhou Binjiang Real Estate Group Co Ltd 276
610 Hankyu Reit, Inc 708
440,140 Healthcare Realty Trust, Inc 8,481
644,693 Healthpeak Properties Inc 16,162
30,522 Heiwa Real Estate Co Ltd 848
917 Heiwa Real Estate REIT, Inc 1,057
121,975 Helical Bar plc 492
1,501,518 Henderson Land Development Co Ltd 5,227
151,395 Hersha Hospitality Trust 1,290
1,019,065 Highwealth Construction Corp 1,335
78,827 Highwoods Properties, Inc 2,206
228,736 Home Consortium 659
896,843 e Home Reit plc 413
2,177,401 HomeCo Daily Needs REIT 1,903
1,267,362 Hongkong Land Holdings Ltd 5,831
946,701 e Hopson Development Holdings Ltd 926
239 Hoshino Resorts REIT, Inc 1,287
984,091 Host Hotels and Resorts, Inc 15,795
31,322 * Howard Hughes Corp 2,394
286,000 Huaku Development Co Ltd 828
108,195 e Hudson Pacific Properties 1,053
112,333 Hufvudstaden AB (Series A) 1,599
293,283 e Hulic Co Ltd 2,303
1,554 Hulic Reit, Inc 1,936
317,327 Hyprop Investments Ltd 628
630,696 Hysan Development Co Ltd 2,042
38,341 Icade 1,654
282,925 Ichigo Holdings Co Ltd 610
1,139 Ichigo Real Estate Investment Corp 735
3,658,000 IGB Real Estate Investment Trust 1,370
278,400 Iguatemi S.A. 138
244,300 Iguatemi S.A. 854
5,630 e Immobel S.A. 271
30,280 * IMMOFINANZ AG. 379
252,563 Impact Healthcare Reit plc 321
85,397 Independence Realty Trust, Inc 1,440
342,940 * Indiabulls Real Estate Ltd 335
1,621 e Indus Realty Trust, Inc 103

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
2,022 Industrial & Infrastructure Fund Investment Corp $ 2,334
605,528 Industrial Buildings Corp 1,926
240,420 Industrial Logistics Properties Trust 786
1,745,228 Ingenia Communities Group 5,281
304,133 Inmobiliaria Colonial S.A. 1,956
12,306 e Innovative Industrial Properties, Inc 1,247
52,993 g Instone Real Estate Group AG. 456
63,101 InterRent Real Estate Investment Trust 597
1,158 Intershop Holding AG. 755
23,400 e Intervest Offices 482
20,628 InvenTrust Properties Corp 488
670,785 Investec Property Fund Ltd 378
18,726 e Invincible Investment Corp 7,256
523,430 Invitation Homes, Inc 15,514
1,712,100 IOI Properties Group BHD 412
397,512 Irish Residential Properties REIT plc 470
32,388 Iron Mountain, Inc 1,615
475,275 * Is Gayrimenkul Yatirim Ortakligi AS 270
96,359 Israel Canada T.R Ltd 209
18,480 Israel Land Development Co Ltd 203
2,125 Isras Investment Co Ltd 405
20,213 iStar Inc 154
1,823 ITOCHU Advance Logistics Investment Corp 2,006
773,314 * IWG plc 1,545
198,660 Jadwa REIT Saudi Fund 681
1,187 e Japan Excellent, Inc 1,182
13,097 Japan Hotel REIT Investment Corp 7,702
856 Japan Logistics Fund Inc 2,042
866 e Japan Prime Realty Investment Corp 2,436
964 Japan Real Estate Investment Corp 4,234
4,393 Japan Retail Fund Investment Corp 3,495
3,330 JBG SMITH Properties 63
404,600 JHSF Participacoes S.A. 385
1,596,750 *,† Jiangsu Future Land Co Ltd 16
890,200 e Jinke Smart Services Group Co Ltd 1,557
28,420 * Jones Lang LaSalle, Inc 4,529
118,845 JR Reit XXVII 397
1,252,329 K Wah International Holdings Ltd 435
2,718,000 *,†,e Kaisa Group Holdings Ltd 3
331,252 Katitas Co Ltd 7,562
1,033,247 * KE Holdings, Inc (ADR) 14,424
20,900 Keihanshin Building Co Ltd 202
924 Kenedix Realty Investment Corp 2,244
1,025 Kenedix Residential Investment Corp 1,600
634 Kenedix Retail REIT Corp 1,226
35,977 Kennedy-Wilson Holdings, Inc 566
1,382,917 Keppel DC REIT 1,828
2,008,491 Keppel REIT 1,366
998,214 Keppel-KBS US REIT 459
586,000 Kerry Properties Ltd 1,271
66,116 *,e K-fast Holding AB 150
206,218 Killam Apartment Real Estate Investment Trust 2,469
115,052 Kilroy Realty Corp 4,449
25,844 Kimco Realty Corp 547
450,800 Kindom Construction Co 427
66,677 Kite Realty Group Trust 1,404
1,690,253 Kiwi Property Group Ltd 979
9,726 Klepierre 224
138,158 Kojamo Oyj 2,043
1,499,000 * KWG Group Holdings Ltd 354
78,465 Lamar Advertising Co 7,407
78,938 * Lamda Development S.A. 494

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
10,024,777 Land and Houses PCL Co Reg $ 2,866
73,673 Land Securities Group plc 550
62,557 Lar Espana Real Estate Socimi S.A. 283
1,816 LaSalle Logiport REIT 2,214
4,887 LEG Immobilien AG. 319
697,025 Lend Lease Corp Ltd 3,700
1,979,644 Lendlease Global Commercial REIT 1,042
184,843 * Leopalace21 Corp 406
554,430 Lexington Realty Trust 5,555
41,777 Life Storage, Inc 4,115
92,824 Lifestyle Communities Ltd 1,192
2,119,826 Link REIT 15,511
35,003,300 * Lippo Karawaci Tbk PT 178
49,100 LOG Commercial Properties e Participacoes S.A. 150
2,665,460 LondonMetric Property plc 5,533
3,137,093 e,g Longfor Properties Co Ltd 9,653
94,286 LOTTE Reit Co Ltd 299
11,867 e LTC Properties, Inc 422
1,658,708 LXI REIT plc 2,267
685,655 Mabanee Co KPSC 1,903
449,766 Macerich Co 5,064
314,427 * Mack-Cali Realty Corp 5,009
1,465,360 Macquarie CountryWide Trust 3,785
1,366,800 g Macquarie Mexico Real Estate Management SA de CV 1,995
88,733 Mahindra Lifespace Developers Ltd 389
1,897,250 Manulife US Real Estate Investment Trust 569
35,779 *,†,e Mapeley Ltd 0 ^
2,366,384 Mapletree Commercial Trust 2,957
2,027,247 Mapletree Industrial Trust 3,359
3,402,787 e Mapletree Logistics Trust 4,046
46,782 e Marcus & Millichap, Inc 1,612
790,500 Matrix Concepts Holdings BHD 264
833,100 MBK PCL 426
144,447 e Medical Properties Trust, Inc 1,609
22,598 Mega Or Holdings Ltd 620
10,158,000 Megaworld Corp 366
24,259 Melisron Ltd 1,739
84,087 Mercialys S.A 880
355,598 Merlin Properties Socimi S.A. 3,335
271,655 Mid-America Apartment Communities, Inc 42,647
310,000 e,g Midea Real Estate Holding Ltd 477
212,600 g Mindspace Business Parks REIT 859
23,212 g Minto Apartment Real Estate REIT NPV 241
1,614 Mirai Corp 554
3,988,195 Mirvac Group 5,770
3,231,144 Mitsubishi Estate Co Ltd 41,855
511 Mitsubishi Estate Logistics REIT Investment Corp 1,638
936,553 Mitsui Fudosan Co Ltd 17,117
936 Mitsui Fudosan Logistics Park, Inc 3,422
7,437 e Mobimo Holding AG. 1,898
10,779 Montea C.V.A 772
12,587 Morguard Corp 1,045
20,243 Morguard North American Resid 242
1,642 Mori Hills REIT Investment Corp 1,963
242 e Mori Trust Hotel Reit, Inc 249
927 Mori Trust Sogo Reit, Inc 1,036
1,153,400 MREIT, Inc 300
305,600 Multiplan Empreendimentos Imobiliarios S.A. 1,266
12,846 National Health Investors, Inc 671
1,119,155 * National Real Estate Co KPSC 458
98,602 National Retail Properties, Inc 4,512
296,851 National Storage Affiliates Trust 10,722

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,455,663 National Storage REIT $ 7,021
107,008 *,†,e Neobo Fastigheter AB 200
498,386 NEPI Rockcastle NV 2,988
21,640 NESCO Ltd 160
243,362 e NETSTREIT Corp 4,461
1,579,193 New World Development Co Ltd 4,430
41,659 Newmark Group, Inc 332
43,475 e Nexity 1,214
84,675 NexPoint Residential Trust, Inc 3,685
32,398 Nexus Real Estate Investment Trust 231
513 Nippon Accommodations Fund, Inc 2,354
1,451 e Nippon Building Fund, Inc 6,489
2,072 Nippon ProLogis REIT, Inc 4,858
442 e NIPPON REIT Investment Corp 1,166
74,725 Nomura Real Estate Holdings, Inc 1,598
4,526 Nomura Real Estate Master Fund, Inc 5,607
108,437 NorthWest Healthcare Properties Real Estate Investment Trust 761
23,923 e NP3 Fastigheter AB 456
22,610 NSI NV 563
254,820 e Nyfosa AB 1,973
141,552 Oberoi Realty Ltd 1,481
14,581 Office Properties Income Trust 195
75,576 e Omega Healthcare Investors, Inc 2,112
5,058 e One Liberty Properties, Inc 112
272 One REIT, Inc 520
383,269 *,e Opendoor Technologies, Inc 445
1,126,700 Origin Property PCL 393
212,877 e Orion Office REIT, Inc 1,818
2,843 Orix JREIT, Inc 4,033
2,268,174 OUE Commercial Real Estate Investment Trust 567
228,904 Outfront Media, Inc 3,795
18,213,200 Pakuwon Jati Tbk PT 533
89,749 * Pandox AB 1,001
518,862 Paramount Group, Inc 3,082
99,618 Park Hotels & Resorts, Inc 1,174
380,524 Parkway Life Real Estate Investment Trust 1,069
475,445 Parque Arauco S.A. 606
41,309 Patrizia Immobilien AG. 457
11,139 e Peach Property Group AG. 197
37,894 e Pebblebrook Hotel Trust 507
158,437 *,e,h PEXA Group Ltd 1,273
217,814 e Phillips Edison & Co, Inc 6,935
113,311 Phoenix Mills Ltd 1,946
68,070 Physicians Realty Trust 985
599,433 Picton Property Income Ltd 579
370,219 Piedmont Office Realty Trust, Inc 3,395
744,700 PLA Administradora Industrial S de RL de C.V. 1,070
50,802 Platzer Fastigheter Holding AB 401
438,292 Plaza S.A. 547
19,376 Plymouth Industrial REIT, Inc 372
2,230,000 Poly Hong Kong Investment Ltd 497
552,762 Poly Real Estate Group Co Ltd 1,198
2,369 e Postal Realty Trust, Inc 34
137,307 PotlatchDeltic Corp 6,040
1,453,000 e Powerlong Real Estate Holdings Ltd 289
8,919 Prashkovsky Investments and Construction Ltd 206
1,443,660 Precinct Properties New Zealand Ltd 1,160
1,400 e Premier Investment Co 1,462
163,911 Prestige Estates Projects Ltd 916
110,665 Primaris REIT 1,197
1,290,825 Primary Health Properties plc 1,729

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
743,700 Prime US REIT $ 301
1,075,000 Prince Housing & Development Corp 367
609,249 ProLogis Property Mexico S.A. de C.V. 1,746
3,021,169 Prologis, Inc 340,576
3,434 * Property & Building Corp 186
1,432,000 Prosperity REIT 364
455,951 PRS REIT PLC 490
750,400 Pruksa Holding PCL 285
49,798 PSP Swiss Property AG. 5,850
10,118,200 PT Ciputra Development Tbk 611
16,315,400 *,† PT Hanson International Tbk 0 ^
160,122 Public Storage, Inc 44,865
2,378,200 Quality House PCL 158
916,000 e Radiance Holdings Group Co Ltd 445
116,337 Rayonier, Inc 3,834
5,813 Re/Max Holdings, Inc 108
35,299 * Realogy Holdings Corp 226
150,665 Realty Income Corp 9,557
1,040,000 e,g Redco Properties Group Ltd 214
6,974,200 Redefine Properties Ltd 1,736
4,556 *,e Redfin Corp 19
485,966 Regency Centers Corp 30,373
2,057,950 Region RE Ltd 3,786
457,467 g Regional REIT Ltd 326
205,579 Reit Ltd 1,017
109,228 Relo Holdings, Inc 1,756
302,502 Resilient REIT Ltd 957
11,577 Retail Estates NV 769
504,294 Retail Opportunities Investment Corp 7,580
10,137 Retal Urban Development Co 330
973,585 Rexford Industrial Realty, Inc 53,197
212,145 RioCan Real Estate Investment Trust 3,311
140,378 Riyad REIT Fund 370
4,630,300 RL Commercial REIT, Inc 486
778,629 RLJ Lodging Trust 8,246
70,768 RMR Group, Inc 1,999
1,939,000 Robinsons Land Corp 521
71,072 RPT Realty 714
1,873,062 Ruentex Development Co Ltd 2,635
414,897 Rural Funds Group 681
130,139 Ryman Hospitality Properties 10,643
363,514 Sabra Healthcare REIT, Inc 4,518
4,059 e Safehold, Inc 116
991,613 Safestore Holdings plc 11,308
191,971 Sagax AB 4,362
190,000 Sakura Development Co Ltd 197
368,724 Salhia Real Estate Co KSCP 618
180,259 e Samhallsbyggnadsbolaget i - D 326
1,070,090 e Samhallsbyggnadsbolaget i Norden AB 1,785
26,230 SAMTY Co Ltd 424
290 Samty Residential Investment Corp 255
14,744,900 Sansiri PCL 748
1,695,300 Sasseur Real Estate Investment Trust 956
167,073 * Saudi Real Estate Co 510
1,113 Saul Centers, Inc 45
147,113 Savills plc 1,465
258,894 SBA Communications Corp 72,571
656,000 e SCE Intelligent Commercial Management Holdings Ltd 158
5,251,730 Scentre Group 10,223
2,216,000 Seazen Group Ltd 811
122,030 Seazen Holdings Co Ltd 358

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
86,404 Segro plc $ 796
4,315 Sekisui House Reit, Inc 2,447
176,095 Sella Capital Real Estate Ltd 411
1,095,904 Service Properties Trust 7,989
177,657 e Shaftesbury plc 790
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 266
70,837 Shanghai Lingang Holdings Corp Ltd 121
1,704,892 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 1,375
3,292,000 e Shenzhen Investment Ltd 564
928,370 *,†,e Shimao Property Holdings Ltd 392
1,155,000 *,e,g Shimao Services Holdings Ltd 413
3,462,000 Shoucheng Holdings Ltd 842
11,490,000 Shui On Land Ltd 1,456
1,513,469 * Shun TAK Holdings Ltd 325
26,312 Shurgard Self Storage Europe Sarl 1,207
2,618,600 Sime Darby Property BHD 268
1,086,728 Simon Property Group, Inc 127,669
3,518,648 Sino Land Co 4,389
3,721,000 Sino-Ocean Land Holdings Ltd 516
236,000 Sinyi Realty Co 206
1,278,565 Sirius Real Estate Ltd 1,141
444,116 SITE Centers Corp 6,067
10,262 SK D&D Co Ltd 163
73,826 SK REITs Co Ltd 323
61,903 e SL Green Realty Corp 2,087
21,934 Slate Grocery REIT 245
12,839,388 SM Prime Holdings 8,192
71,573 SmartCentres Real Estate Investment Trust 1,416
48,906 Sobha Ltd 340
2,395,000 * Soho China Ltd 419
721 SOSiLA Logistics REIT, Inc 752
1,878,400 SP Setia BHD 256
1,116,658 SPH REIT 750
321,309 Spirit Realty Capital, Inc 12,830
11,100 *,e SRE Holdings Corp 278
719 St. Joe Co 28
503,795 STAG Industrial, Inc 16,278
2,829 Star Asia Investment Corp 1,190
1,591,929 Starhill Global REIT 642
32,800 Starts Corp, Inc 649
279 Starts Proceed Investment Corp 503
920,030 Stockland Trust Group 2,266
1,189,134 e StorageVault Canada, Inc 5,287
299,239 STORE Capital Corp 9,594
1,798 Stratus Properties, Inc 35
195,606 Sumitomo Realty & Development Co Ltd 4,610
11,220,400 Summarecon Agung Tbk PT 435
1,358,313 Summit Hotel Properties, Inc 9,807
99,605 Summit Industrial Income REIT 1,669
41,171 Summit Real Estate Holdings Ltd 521
15,739 Sumou Real Estate Co 209
219,438 Sun Communities, Inc 31,380
18,780 Sun Frontier Fudousan Co Ltd 157
1,413,623 Sun Hung Kai Properties Ltd 19,309
3,507,197 *,†,e Sunac China Holdings Ltd 4
1,207,000 e,g Sunac Services Holdings Ltd 644
1,132,000 Sunlight Real Estate Investment Trust 488
65,761 e Sunstone Hotel Investors, Inc 635
2,348,300 Suntec Real Estate Investment Trust 2,419
58,429 Sunteck Realty Ltd 232
1,961,300 Sunway Real Estate Investment 649

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,424,300 Supalai PCL $ 2,402
4,628,188 e Supermarket Income Reit plc 5,736
482,128 Swire Pacific Ltd (Class A) 4,226
1,129,971 Swire Properties Ltd 2,862
80,468 Swiss Prime Site AG. 6,974
183,610 TAG Tegernsee Immobilien und Beteiligungs AG. 1,192
640 Takara Leben Real Estate Investment Corp 484
1,048,154 Talaat Moustafa Group 422
3,789 e Tanger Factory Outlet Centers, Inc 68
684,582 e Target Healthcare REIT plc 664
6,544 * Tejon Ranch Co 123
38,409 Terreno Realty Corp 2,184
19,271 * TKP Corp 416
33,880 TOC Co Ltd 174
270,893 Tokyo Tatemono Co Ltd 3,280
623,700 Tokyu Fudosan Holdings Corp 2,958
877 Tokyu REIT, Inc 1,382
35,643 Tosei Corp 369
386 *,e Transcontinental Realty Investors, Inc 17
265,143 e Tricon Capital Group, Inc 2,044
13,008,513 Tritax Big Box REIT plc 21,801
8,840,376 g Tritax EuroBox plc 6,591
13,694 UDR, Inc 530
870,464 UK Commercial Property REIT Ltd 615
44,723 UMH Properties, Inc 720
621 * Unibail-Rodamco-Westfield 32
191 * Unibail-Rodamco-Westfield 10
342,762 Unite Group plc 3,760
1,808,367 United Development Co PSC 646
3,196 United Urban Investment Corp 3,651
72,338 Uniti Group, Inc 400
467,533 UOL Group Ltd 2,351
34,905 Urban Edge Properties 492
510,466 Urban Logistics REIT plc 831
9,348 Urstadt Biddle Properties, Inc (Class A) 177
9,197 Vastned Retail NV 208
521,308 Ventas, Inc 23,485
11,948 e VGP NV 1,000
1,073,695 VICI Properties, Inc 34,788
3,849,739 Vicinity Centres 5,198
7,435 e Vornado Realty Trust 155
872,912 e Vukile Property Fund Ltd 682
360,094 e Wallenstam AB 1,518
451,411 e Warehouse REIT plc 571
524,634 Warehouses De Pauw CVA 15,029
39,527 Washington REIT 704
702,133 Waypoint REIT 1,311
385,915 Welltower, Inc 25,297
37,045 Wereldhave NV 496
111,379 *,e WeWork, Inc 159
638,819 Weyerhaeuser Co 19,803
10,180,400 WHA Corp PCL 1,198
1,487,897 Wharf Real Estate Investment Co Ltd 8,666
137,253 e Whitestone REIT 1,323
329,964 e Wihlborgs Fastigheter AB 2,492
160,167 Workspace Group plc 861
8,639 e WP Carey, Inc 675
112,813 Xenia Hotels & Resorts, Inc 1,487
22,187 e Xior Student Housing NV 689
671,342 Yanlord Land Group Ltd 511
6,464 YH Dimri Construction & Development Ltd 401

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
931,426 Yuexiu Property Co Ltd $ 1,124
2,696,000 e Yuexiu Real Estate Investment Trust 679
455,000 Yuexiu Services Group Ltd 192
306,700 Zhejiang China Commodities City Group Co Ltd 231
2,440,000 *,e Zhuguang Holdings Group Co Ltd 281
95,789 * Zillow Group, Inc (Class A) 2,990
129,126 * Zillow Group, Inc (Class C) 4,159
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 309
TOTAL REAL ESTATE 2,996,615
RETAILING - 4.8%
8,171 * 1-800-FLOWERS.COM, Inc (Class A) 78
7,125 * 1stdibs.com, Inc 36
9,297 Aaron's Co, Inc 111
33,200 ABC-Mart, Inc 1,877
15,134 * Abercrombie & Fitch Co (Class A) 347
41,232 *,e About You Holding SE 258
3,478,935 Abu Dhabi National Oil Co for Distribution PJSC 4,171
160,924 e Academy Sports & Outdoors, Inc 8,455
420,464 Accent Group Ltd 480
7,414,600 Ace Hardware Indonesia Tbk PT 236
24,430 Adastria Holdings Co Ltd 433
49,612 Advance Auto Parts, Inc 7,294
13,768 * aka Brands Holding Corp 17
94,574 Ali Alghanim Sons Automotive Co KSCC 250
25,201,041 * Alibaba Group Holding Ltd 276,529
186,063 * Alibaba Group Holding Ltd (ADR) 16,390
3,253,829 * Alibaba Health Information Technology Ltd 2,739
371,170 *,g Allegro.eu S.A. 2,142
18,490 e Alpen Co Ltd 274
16,920,068 * Amazon.com, Inc 1,421,286
45,762 e American Eagle Outfitters, Inc 639
28,069,053 Americanas S.A. 51,195
1,831 * America's Car-Mart, Inc 132
480,802 *,e AO World plc 301
14,400 e AOKI Holdings, Inc 74
149,387 AP Eagers Ltd 1,095
4,060,000 *,e Apollo Future Mobility Group Ltd 125
24,422 Arata Corp 777
20,676 Arc Land Sakamoto Co Ltd 245
90,588 * Aritzia, Inc 3,168
331,536 Arko Corp 2,871
57,317 * Arvind Fashions Ltd 239
45,076 * Asbury Automotive Group, Inc 8,080
531,928 ASKUL Corp 6,905
60,665 *,e ASOS plc 373
325,006 * Auction Technology Group plc 2,955
93,285 *,g Auto1 Group SE 775
65,488 Autobacs Seven Co Ltd 719
19,914 * AutoCanada, Inc 343
67,399 * Autonation, Inc 7,232
17,536 * AutoZone, Inc 43,247
3,071,997 B&M European Value Retail S.A. 15,249
33,132 g B&S Group Sarl 171
1,435,286 * Baozun, Inc (ADR) 7,607
335,151 Bapcor Ltd 1,469
35,868 *,e BARK, Inc 53
44,076 Bath & Body Works, Inc 1,857
13,968 *,e Bed Bath & Beyond, Inc 35
30,005 Belluna Co Ltd 155
1,175,800 Berjaya Auto BHD 569

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
176,745 Best Buy Co, Inc $ 14,177
88,400 BIC CAMERA, Inc 861
6,610 e Big 5 Sporting Goods Corp 58
8,587 e Big Lots, Inc 126
71,556 Bilia AB 785
1,126,524 *,e boohoo.com plc 480
269,514 * Boot Barn Holdings, Inc 16,850
58,180 *,e,g Boozt AB 671
537,000 *,†,e Boshiwa International Holding Ltd 1
141,855 Buckle, Inc 6,433
1,225 * Build-A-Bear Workshop, Inc 29
60,813,900 * Bukalapak.com PT Tbk 1,021
289,784 * Burlington Stores, Inc 58,757
1,117 Caleres, Inc 25
31,642 Camping World Holdings, Inc 706
64,128 e Canadian Tire Corp Ltd 6,702
36,310 Carasso Motors Ltd 210
130,382 * CarMax, Inc 7,939
769,473 * CarParts.com, Inc 4,817
25,888 * Cartrade Tech Ltd 146
5,611 Cato Corp (Class A) 52
140,966 e Ceconomy AG 279
1,296,365 Central Retail Corp PCL 1,731
497,908 * Chico's FAS, Inc 2,450
10,830 * Children's Place, Inc 394
478,541 China International Travel Service Corp Ltd 14,813
374,629 China Meidong Auto Holdings Ltd 765
363,500 e China Tobacco International HK Co Ltd 540
213,600 *,g China Tourism Group Duty Free Corp Ltd 6,260
2,288,800 e Chow Tai Fook Jewellery Group Ltd 4,651
40,444 * Citi Trends, Inc 1,071
42,243 e Clas Ohlson AB (B Shares) 291
1,315,300 Com7 PCL (Foreign) 1,290
4,095 *,e Conn's, Inc 28
568,755 * Container Store Group, Inc 2,451
174,182 *,e ContextLogic, Inc 85
851,020 * Coupang, Inc 12,519
8,505 * Cuckoo Homesys Co Ltd 199
54,900 *,e Dada Nexus Ltd (ADR) 383
8,606 * Danawa Co Ltd 105
155,946 DCM Holdings Co Ltd 1,423
56,887 Delek Automotive Systems Ltd 666
944,879 *,g Deliveroo plc 979
172,788 *,g Delivery Hero AG. 8,292
3,600 *,e Demae-Can Co Ltd 12
226,544 e Designer Brands, Inc 2,216
13,235 * Destination XL Group, Inc 89
2,261 e Dick's Sporting Goods, Inc 272
25,099 Dieteren S.A. 4,817
157 e Dillard's, Inc (Class A) 51
1,163,881 Dixons Carphone plc 752
1,123,946 Dogan Sirketler Grubu Holdings 634
20,963 Dogus Otomotiv Servis ve Ticaret AS 221
1,066,760 Dohome PCL 456
525,689 Dollar General Corp 129,451
213,184 * Dollar Tree, Inc 30,153
973,324 Dollarama, Inc 56,926
416,632 Don Quijote Co Ltd 7,739
221,666 * DoorDash, Inc 10,822
24,400 Doshisha Co Ltd 300
157,922 *,e Dufry Group 6,580
2,038 *,e Duluth Holdings, Inc 13

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
108,330 Dunelm Group plc $ 1,282
79,452 *,g Dustin Group AB 315
913,927 eBay, Inc 37,901
80,878 EDION Corp 791
129,957 * Etsy, Inc 15,566
169,994 g Europris ASA 1,191
18,319 *,e EVgo, Inc 82
19,730 *,e Express Parent LLC 20
642,000 Far Eastern Department Stores Co Ltd 449
25,305 *,e Farfetch Ltd 120
34,390 Fast Retailing Co Ltd 20,927
19,375 * Fawaz Abdulaziz Al Hokair & Co 80
26,773 Fielmann AG. 1,059
54,758 * Five Below, Inc 9,685
34,090 * Fiverr International Ltd 993
94,175 * Floor & Decor Holdings, Inc 6,557
17,930 Fnac Darty SA 662
24,770 Foot Locker, Inc 936
355,626 Foschini Ltd 2,094
7,615 Fox Wizel Ltd 693
566 e Franchise Group, Inc 13
164,978 * Frasers Group plc 1,414
49,255 *,e Funko, Inc 537
217,934 *,e GameStop Corp (Class A) 4,023
442,359 e Gap, Inc 4,990
20,145 * Genesco, Inc 927
37,715 Genuine Parts Co 6,544
79,200 Geo Holdings Corp 1,308
80,776 *,e Global Fashion Group S.A. 98
21,560 * Go Fashion India Ltd 312
15,205,000 *,e GOME Electrical Appliances Holdings Ltd 213
4,592 Group 1 Automotive, Inc 828
9,914 *,e Groupon, Inc 85
17,930 * GrowGeneration Corp 70
50,300 Grupo SBF S.A. 122
1,456 Guess?, Inc 30
61,400 Gulliver International Co Ltd 308
758,910 Halfords Group plc 1,918
90,825 Hankyu Department Stores, Inc 884
556,669 Harvey Norman Holdings Ltd 1,560
4,665 e Haverty Furniture Cos, Inc 139
5,008,000 *,e HengTen Networks Group Ltd 1,249
802,316 e Hennes & Mauritz AB (B Shares) 8,646
946 Hibbett Sports, Inc 65
18,722 Hikari Tsushin, Inc 2,635
1,787,737 Home Depot, Inc 564,675
3,861,767 Home Product Center PCL 1,727
614,000 Hong Kong Television Network Ltd 422
10,506 Hornbach Holding AG. & Co KGaA 869
315,482 Hotai Motor Co Ltd 6,022
19,573 * Hotel Shilla Co Ltd 1,293
268,000 e Hour Glass Ltd 408
12,712 * Hyundai Department Store Co Ltd 596
3,902 * Hyundai Home Shopping Network Corp 167
1,322,477 Inchcape plc 13,057
798,511 Industria De Diseno Textil S.A. 21,209
345,900 Isetan Mitsukoshi Holdings Ltd 3,761
28,600 Izumi Co Ltd 646
251,800 J Front Retailing Co Ltd 2,285
65,220 Jarir Marketing Co 2,603
120,267 e JB Hi-Fi Ltd 3,428
743,650 *,g JD Health International, Inc 6,715

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
1,653,178 JD Sports Fashion plc $ 2,512
4,520,730 JD.com, Inc 126,204
14,742 JINS Holdings, Inc 515
3,485 JOANN, Inc 10
8,720 Joshin Denki Co Ltd 128
45,774 e Joyful Honda Co Ltd 670
123,455 JUMBO S.A. 2,117
184,377 *,g Just Eat Takeaway.com NV 3,924
5,025 * K Car Co Ltd 46
42,387 Keiyo Co Ltd 290
297,239 Kering 151,273
12,679 Kingfisher plc 36
16,200 * Kintetsu Department Store Co Ltd 319
31,935 e Kohl's Corp 806
22,005 Kohnan Shoji Co Ltd 571
135,652 Komeri Co Ltd 2,812
154,828 K's Holdings Corp 1,328
4,320 *,e Lands' End, Inc 33
141,884 *,e Leslie's, Inc 1,732
9,844 * Liquidity Services, Inc 138
21,877 Lithia Motors, Inc (Class A) 4,479
66,671 LKQ Corp 3,561
1,041,580 Lojas Renner S.A. 4,037
8,717 * Lotte Shopping Co Ltd 628
55,875 Lovisa Holdings Ltd 877
1,560,175 Lowe's Companies, Inc 310,849
337,561 Luk Fook Holdings International Ltd 1,001
12,298 * Lulu's Fashion Lounge Holdings, Inc 31
9,137 * Lumber Liquidators, Inc 51
11,302 e Macy's, Inc 233
29,063,225 * Magazine Luiza S.A. 15,078
32,117 e,g Maisons du Monde S.A. 404
372,800 *,e,g Maoyan Entertainment 429
9,575 * MarineMax, Inc 299
2,907,900 Matahari Department Store Tbk PT 887
63,981 Matas A.S. 641
4,750,735 *,g Meituan Dianping (Class B) 105,256
78,752 Mekonomen AB 849
19,109 * MercadoLibre, Inc 16,171
400,700 * Mercari, Inc 8,150
20,268,500 * Mitra Adiperkasa Tbk PT 1,880
38,214 Mobilezone Holding AG. 634
68,800 momo.com, Inc 1,432
18,068 Monro Muffler, Inc 817
246,160 * Moonpig Group plc 327
135,715 Motus Holdings Ltd 884
2,253,300 g MR DIY Group M Bhd 1,023
275,075 Mr Price Group Ltd 2,551
19,614 Murphy USA, Inc 5,483
35,099 Musti Group Oyj 587
8,300 e Nafco Co Ltd 98
234,875 Naspers Ltd (N Shares) 39,249
50,795 * National Vision Holdings, Inc 1,969
10,612 Next plc 744
47,620 Nextage Co Ltd 914
71,964 Nick Scali Ltd 517
42,935 e Nishimatsuya Chain Co Ltd 506
74,417 Nitori Co Ltd 9,724
56,024 Nojima Corp 605
9,422 e Nordstrom, Inc 152
231,302 * ODP Corp 10,534
29,700 *,e Oisix ra daichi, Inc 501

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
333,886 * Ollie's Bargain Outlet Holdings, Inc $ 15,639
3,120 *,e OneWater Marine, Inc 89
54,136 * O'Reilly Automotive, Inc 45,692
274,057 *,e Overstock.com, Inc 5,306
59,677 *,†,e Ozon Holdings plc (ADR) 1
343,700 Padini Holdings BHD 261
23,328 Pal Co Ltd 443
623,615 Paltac Corp 21,841
191,192 * PC Jeweller Ltd 193
21,110 Penske Auto Group, Inc 2,426
153,733 *,g Pepco Group NV 1,388
1,765,378 g Pepkor Holdings Ltd 2,078
387,500 Pet Center Comercio e Participacoes S.A. 457
25,568 e Pet Valu Holdings Ltd 739
62,127 *,e Petco Health & Wellness Co, Inc 589
960 e PetMed Express, Inc 17
493,605 Pets at Home Group plc 1,692
1,192,554 * Pinduoduo, Inc (ADR) 97,253
333,059 *,e,g Ping An Healthcare and Technology Co Ltd 899
34,396 Pool Corp 10,399
623,000 e,g Pop Mart International Group Ltd 1,568
14,078 * Poshmark, Inc 252
2,915,000 Pou Sheng International Holdings Ltd 278
53,650 Poya Co Ltd 869
86,213 Premier Investments Ltd 1,444
842,914 Prosus NV 58,198
1,138,500 PTG Energy PCL (Foreign) 476
3,573,200 PTT Oil & Retail Business PCL 2,453
56,431 e Puuilo Oyj 353
24,196 * Quotient Technology, Inc 83
106,378 * Qurate Retail Group, Inc QVC Group 173
281,265 *,e Rakuten, Inc 1,268
63,984 *,e RealReal, Inc 80
18,663 *,e Rent the Runway, Inc 57
48,559 Rent-A-Center, Inc 1,095
13,490 Retailors Ltd 254
16,610 *,e RH 4,438
232,773 Ross Stores, Inc 27,018
2,803 *,e RumbleON, Inc 18
43,914 Rvrc Holding AB 150
786,300 Ryohin Keikaku Co Ltd 9,296
1,273,831 * SA SA International Holdings Ltd 296
769,909 SACI Falabella 1,500
491,058 * Sally Beauty Holdings, Inc 6,148
55,200 Sanrio Co Ltd 1,994
33,605 Saudi Automotive Services Co 290
20,302 Saudi Co For Hardware CJSC 147
222,881 Seria Co Ltd 4,872
66,904 Shanghai Yuyuan Tourist Mart Group Co Ltd 73
36,400 Shimamura Co Ltd 3,627
7,257 Shinsegae Co Ltd 1,269
15,499 Shinsegae International Co Ltd 304
5,352 Shoe Carnival, Inc 128
44,018 * Shopper's Stop Ltd 377
129,675 Shutterstock, Inc 6,836
14,176 Signet Jewelers Ltd 964
368,300 Singer Thailand PCL 305
40,674 g Sleep Country Canada Holdings, Inc 690
3,714 * Sleep Number Corp 97
47,445 *,g SMCP S.A. 330
6,204 Sonic Automotive, Inc (Class A) 306
315,430 * Sportsman's Warehouse Holdings, Inc 2,968

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
4,514,385 *,e Steinhoff International Holdings NV $ 135
21,308 *,e Stitch Fix Inc 66
666,601 Super Group Ltd 1,041
152,100 Super Retail Group Ltd 1,104
99,634 e Synsam AB 377
3,798 Tadiran Holdings Ltd 380
148,851 e Takashimaya Co Ltd 2,073
36,113 Takkt AG. 522
861,343 Target Corp 128,375
12,869 e Telepark Corp 159
63,550 *,e Temple & Webster Group Ltd 199
4,216,108 *,e THG Holdings Ltd 2,253
39,243 *,e ThredUp, Inc 51
10,726 * Tile Shop Holdings, Inc 47
7,610 * Tilly's, Inc 69
3,643,005 TJX Companies, Inc 289,983
53,479 Tokmanni Group Corp 647
1,408,489 g Topsports International Holdings Ltd 1,110
7,957 *,e Torrid Holdings, Inc 24
100,191 Tractor Supply Co 22,540
3,866 * TravelCenters of America, Inc 173
117,579 Trent Ltd 1,918
360,793 Truworths International Ltd 1,164
92,671 * Ulta Beauty, Inc 43,469
69,589 * Uni-Select, Inc 2,202
426,799 United Arrows Ltd 5,981
34,356 United Electronics Co 634
27,000 e United Strength Power Holdings Ltd 28
18,394 * Urban Outfitters, Inc 439
212,273 USS Co Ltd 3,368
1,437,700 * Via S 654
6,997,072 Vibra Energia S.A. 20,515
19,852 * Victoria's Secret & Co 710
4,560,851 * Vipshop Holdings Ltd (ADR) 62,210
5,717 *,e Vivid Seats, Inc 42
9,315 V-Mart Retail Ltd 320
37,538 *,e Volta, Inc 13
49,488 VT Holdings Co Ltd 177
3,221 * Warby Parker, Inc 43
136,185 Warehouse Group Ltd 225
245,505 *,g Watches of Switzerland Group plc 2,399
66,933 *,e Wayfair, Inc 2,201
1,271,201 Wesfarmers Ltd 39,645
1,794 Weyco Group, Inc 38
133,219 * WH Smith plc 2,369
834,165 Wickes Group plc 1,475
1,522,400 Wilcon Depot, Inc 807
71,839 e Williams-Sonoma, Inc 8,256
2,107 Winmark Corp 497
1,029,756 Woolworths Holdings Ltd 4,011
232,900 e Workman Co Ltd 9,570
289,183 Wuchan Zhongda Group Co Ltd 200
413,000 Xinhua Winshare Publishing and Media Co Ltd 278
709 *,e Xometry, Inc 23
1,167,000 * Yamada Denki Co Ltd 4,143
89,633 Yellow Hat Ltd 1,221
635,318 *,g Zalando SE 22,366
24,529 * Zeda Ltd 20
411,072 Zhongsheng Group Holdings Ltd 2,106
3,254,235 * Zomato Ltd 2,333
130,730 ZOZO Inc 3,228

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,788 *,e Zumiez, Inc $ 104
TOTAL RETAILING 5,010,257
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
6,712 3peak, Inc 266
12,689 * ACM Research, Inc 98
278,000 A-DATA Technology Co Ltd 515
2,505,721 *,n Advanced Micro Devices, Inc 162,296
44,821 * Advanced Micro-Fabrication Equipment, Inc China 631
164,000 Advanced Wireless Semiconductor Co 363
130,600 Advantest Corp 8,365
248,400 e AEM Holdings Ltd 635
115,275 Aixtron AG. 3,317
73,000 Alchip Technologies Ltd 1,854
196,230 * Allegro MicroSystems, Inc 5,891
25,901 * Alpha & Omega Semiconductor Ltd 740
303,388 *,e Alphawave IP Group plc 374
40,000 Amazing Microelectronic Corp 109
58,473 * Ambarella, Inc 4,808
441,738 Amkor Technology, Inc 10,593
23,733 * Amlogic Shanghai Co Ltd 240
282,225 * ams AG. 2,068
571,646 Analog Devices, Inc 93,767
39,000 Andes Technology Corp 628
77,000 AP Memory Technology Corp 411
2,787,726 Applied Materials, Inc 271,469
462,000 Ardentec Corp 744
2,193,925 ASE Technology Holding Co Ltd 6,666
57,974 ASM International NV 14,710
1,125,200 ASM Pacific Technology 7,991
25,000 ASMedia Technology, Inc 543
858,494 ASML Holding NV 468,095
30,000 ASPEED Technology, Inc 1,638
58,417 * Axcelis Technologies, Inc 4,636
12,003 * AXT, Inc 53
158,909 BE Semiconductor Industries NV 9,684
266,000 BOE Varitronix Ltd 503
45,231 * Borosil Renewables Ltd 277
1,236,444 Broadcom, Inc 691,333
25,940 * Camtek Ltd 553
1,117,500 Chang Wah Technology Co Ltd 1,078
11,538 *,† China Energy Savings Technology, Inc 0
75,769 China Resources Microelectronics Ltd 573
610,000 Chipbond Technology Corp 1,137
608,000 ChipMOS Technologies, Inc 661
44,983 * Cirrus Logic, Inc 3,350
98,445 * Coherent Corp 3,455
35,407 * Cohu, Inc 1,135
292,626 *,e Credo Technology Group Holding Ltd 3,895
538,900 D&O Green Technologies Bhd 523
66,400 * Daqo New Energy Corp (ADR) 2,564
8,070 * Diodes, Inc 614
18,180 Disco Corp 5,182
40,544 * Dongbu HiTek Co Ltd 1,195
12,379 * Duk San Neolux Co Ltd 383
261,000 Elan Microelectronics Corp 728
223,000 Elite Semiconductor Memory Technology, Inc 469
15,863 Elmos Semiconductor AG. 906
69,000 eMemory Technology, Inc 2,980
694,000 ENNOSTAR, Inc 1,007
132,256 * Enphase Energy, Inc 35,043

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
133,239 Entegris, Inc $ 8,739
9,455 * Eo Technics Co Ltd 501
269,595 Episil Holdings, Inc 740
85,860 Episil-Precision, Inc 195
284,157 Etron Technology, Inc 364
16,635 Eugene Technology Co Ltd 293
479,000 Everlight Electronics Co Ltd 575
750,000 Faraday Technology Corp 3,458
46,633 Ferrotec 982
85,779 * First Solar, Inc 12,849
107,000 Fitipower Integrated Technology, Inc 400
105,200 Flat Glass Group Co Ltd 504
459,000 e Flat Glass Group Co Ltd 1,104
59,148 * Formfactor, Inc 1,315
112,000 Formosa Advanced Technologies Co Ltd 139
85,200 Formosa Sumco Technology Corp 375
83,000 Foxsemicon Integrated Technology, Inc 480
13,934,000 * GCL Poly Energy Holdings Ltd 3,516
337,706 * GCL System Integration Technology Co Ltd 141
38,019 * GemVax & Kael Co Ltd 357
46,306 Gigadevice Semiconductor Beijing, Inc 681
75,000 Global Mixed Mode Technology, Inc 346
260,000 Global Unichip Corp 5,376
51,889 *,e GLOBALFOUNDRIES, Inc 2,796
242,988 Globalwafers Co Ltd 3,367
297,700 * Greatech Technology Bhd 327
238,000 Greatek Electronics, Inc 371
59,000 Gudeng Precision Industrial Co Ltd 507
12,118 * HAESUNG DS Co Ltd 346
9,678 Hana Materials, Inc 253
41,134 Hana Micron, Inc 305
32,700 Hangzhou Chang Chuan Technology Co Ltd 209
80,300 Hangzhou First Applied Material Co Ltd 765
42,800 Hangzhou Lion Electronics Co Ltd 262
91,944 Hangzhou Silan Microelectronics Co Ltd 433
43,075 * Hanmi Semiconductor Co Ltd 395
201,000 Holtek Semiconductor, Inc 444
5,462 * HPSP Co Ltd 232
396,531 *,e,g Hua Hong Semiconductor Ltd 1,374
1,147,239 Hynix Semiconductor, Inc 68,449
6,600 * Hyundai Energy Solutions Co Ltd 256
8,575 *,e Ichor Holdings Ltd 230
203,130 * Impinj, Inc 22,178
2,805,100 Inari Amertron BHD 1,662
2,410,321 Infineon Technologies AG. 73,254
34,056 Ingenic Semiconductor Co Ltd 345
15,619 Innox Advanced Materials Co Ltd 376
1,815,378 Intel Corp 47,980
154,000 ITE Technology, Inc 366
8,221 ITM Semiconductor Co Ltd 171
152,184 JA Solar Technology Co Ltd 1,311
66,213 Japan Material Co Ltd 1,065
70,097 Jentech Precision Industrial Co Ltd 855
43,600 *,e JinkoSolar Holding Co Ltd (ADR) 1,782
40,176 * Jusung Engineering Co Ltd 340
1,120,000 King Yuan Electronics Co Ltd 1,315
317,000 Kinsus Interconnect Technology Corp 1,072
188,570 KLA Corp 71,097
110,272 * Koh Young Technology, Inc 1,119
7,087 * KoMiCo Ltd 243
130,394 Kulicke & Soffa Industries, Inc 5,771

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
509,611 Lam Research Corp $ 214,190
92,000 Land Mark Optoelectronics Corp 317
29,700 Lasertec Corp 4,849
409,133 * Lattice Semiconductor Corp 26,545
9,668 LEENO Industrial Inc 1,195
497,668 LONGi Green Energy Technology Co Ltd 3,014
216,236 * MACOM Technology Solutions Holdings, Inc 13,619
1,901,000 Macronix International 2,081
84,600 Malaysian Pacific Industries BHD 552
86,000 Marketech International Corp 328
1,774,898 Marvell Technology, Inc 65,742
20,937 *,e Maxeon Solar Technologies Ltd 336
155,914 * MaxLinear, Inc 5,293
4,237,520 MediaTek, Inc 85,678
16,489 * Megachips Corp 306
33,105 Melexis NV 2,882
3,334,130 *,e Meyer Burger Technology AG. 1,937
278,103 Microchip Technology, Inc 19,537
2,717,405 Micron Technology, Inc 135,816
30,700 e Micronics Japan Co Ltd 301
80,391 Mimasu Semiconductor Industry Co Ltd 1,422
21,206 e Mitsui High-Tec, Inc 978
25,478 h MKS Instruments, Inc 2,159
136,677 Monolithic Power Systems, Inc 48,330
73,603 Montage Technology Co Ltd 662
1,806 * Nanometrics, Inc 123
843,075 Nanya Technology Corp 1,400
36,014 NAURA Technology Group Co Ltd 1,165
19,949 * NEPES Corp 249
5,995 * NEXTIN, Inc 238
169,009 * Nordic Semiconductor ASA 2,833
28,723 * Nova Measuring Instruments Ltd 2,319
384,758 Novatek Microelectronics Corp Ltd 3,933
178,000 Nuvoton Technology Corp 662
4,077,668 n NVIDIA Corp 595,910
225,768 NXP Semiconductors NV 35,678
217,464 * ON Semiconductor Corp 13,563
369,000 Opto Technology Corp 403
34,452 Optorun Co Ltd 583
159,000 Orise Technology Co Ltd 301
341,000 Pan Jit International, Inc 639
51,000 Parade Technologies Ltd 1,278
1,058 * PDF Solutions, Inc 30
163,000 Phison Electronics Corp 1,665
517,600 * Photronics, Inc 8,711
149,000 Pixart Imaging, Inc 466
1,966 Power Integrations, Inc 141
3,226,000 Powerchip Semiconductor Manufacturing Corp 3,328
725,000 Powertech Technology, Inc 1,862
22,532 * PSK, Inc 277
71,564 * PVA TePla AG. 1,416
45,131 * Qorvo, Inc 4,091
1,359,725 QUALCOMM, Inc 149,488
439,000 Radiant Opto-Electronics Corp 1,495
8,514 * Rambus, Inc 305
63,000 Raydium Semiconductor Corp 621
37,000 * RDC Semiconductor Co Ltd 216
303,261 Realtek Semiconductor Corp 2,758
307,950 *,e REC Silicon ASA 439
1,841,615 * Renesas Electronics Corp 16,277
20,073 * RFHIC Corp 358

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
61,311 RichWave Technology Corp $ 223
9,870 * Rigetti Computing, Inc 7
86,141 Rohm Co Ltd 6,175
11,707 Rorze Corp 625
14,400 RS Technologies Co Ltd 384
16,611 S&S Tech Corp 349
24,313 Sanken Electric Co Ltd 1,198
38,969 e SCREEN Holdings Co Ltd 2,485
151,000 SDI Corp 472
317,809 * Semtech Corp 9,118
46,500 * Seoul Semiconductor Co Ltd 373
22,434 SG Micro Corp 556
323,000 e Shanghai Fudan Microelectronics Group Co Ltd 1,217
34,856 Shanghai Fudan Microelectronics Group Co Ltd 349
21,721 Shenzhen SC New Energy Technology Corp 355
69,200 e Shinko Electric Industries 1,761
389,000 Sigurd Microelectronics Corp 613
2,538,312 Silergy Corp 35,853
97,028 * Silicon Laboratories, Inc 13,164
12,301 * Silicon Works Co Ltd 702
15,029 Siltronic AG. 1,093
24,512 e SIMMTECH Co Ltd 517
511,000 Sino-American Silicon Products, Inc 2,312
4,345 * SiTime Corp 442
127,000 Sitronix Technology Corp 731
106,146 * SK Square Co Ltd 2,825
71,425 Skyworks Solutions, Inc 6,509
11,181 SMA Solar Technology AG. 800
309,312 *,e SMART Global Holdings, Inc 4,603
62,725 * Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 299
26,851 * SOITEC 4,407
11,500 StarPower Semiconductor Ltd 544
1,099,323 STMicroelectronics NV 39,066
84,380 * STS Semiconductor & Telecommunications 258
213,383 Sumco Corp 2,827
524,000 Sunplus Technology Co Ltd 379
17,272 *,e SunPower Corp 311
17,466 * Synaptics, Inc 1,662
212,000 Taiwan Mask Corp 580
249,000 Taiwan Semiconductor Co Ltd 600
46,170,146 Taiwan Semiconductor Manufacturing Co Ltd 670,550
1,049,821 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 78,201
271,000 Taiwan Surface Mounting Technology Co Ltd 781
188,977 * Technoprobe S.p.A 1,352
82,966 Teradyne, Inc 7,247
1,228,765 Texas Instruments, Inc 203,017
226,525 Tianjin Zhonghuan Semiconductor Co Ltd 1,223
315,161 Tianshui Huatian Technology Co Ltd 376
30,125 * Tokai Carbon Korea Co Ltd 2,271
142,105 Tokyo Electron Ltd 41,755
76,400 Tokyo Seimitsu Co Ltd 2,468
146,048 TongFu Microelectronics Co Ltd 346
420,000 Topco Scientific Co Ltd 2,234
110,341 * Tower Semiconductor Ltd (Tel Aviv) 4,816
26,500 e Tri Chemical Laboratories, Inc 397
145,237 Trina Solar Co Ltd 1,327
1,746,000 *,† Trony Solar Holdings Co Ltd. 2
147 * TSE Co Ltd 4
505,881 * TSEC Corp 567
7,278 U-Blox AG. 869
111,091 * Ultra Clean Holdings 3,683

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
47,544 Ulvac, Inc $ 1,981
55,168 Unigroup Guoxin Microelectronics Co Ltd 1,043
527,000 Unisem M BHD 330
7,967,071 United Microelectronics Corp 10,468
1,489,000 * United Renewable Energy Co Ltd/Taiwan 999
23,407 Universal Display Corp 2,529
34,000 UPI Semiconductor Corp 261
586,744 Vanguard International Semiconductor Corp 1,474
207,191 * Veeco Instruments, Inc 3,850
222,000 Via Technologies, Inc 482
101,000 VisEra Technologies Co Ltd 634
165,000 Visual Photonics Epitaxy Co Ltd 369
344,500 ViTrox Corp BHD 597
598,000 Wafer Works Corp 792
75,884 Will Semiconductor Ltd 840
205,000 Win Semiconductors Corp 909
2,042,389 Winbond Electronics Corp 1,297
335,649 *,e,n Wolfspeed, Inc 23,173
32,076 * WONIK IPS Co Ltd 631
17,546 * Wonik QnC Corp 327
8,587 Wuxi Autowell Technology Co Ltd 248
4,455 *,g X-Fab Silicon Foundries SE 32
62,425 *,g X-Fab Silicon Foundries SE 443
181,000 XinTec, Inc 566
3,243,214 Xinyi Solar Holdings Ltd 3,569
33,000 Yangzhou Yangjie Electronic Technology Co Ltd 249
88,806 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 811
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 4,923,219
SOFTWARE & SERVICES - 10.1%
88,200 *,e 21Vianet Group, Inc (ADR) 500
390,487 360 Security Technology, Inc 367
28,594 *,e 8x8, Inc 124
191,184 A10 Networks, Inc 3,179
45,390 e Absolute Software Corp 474
1,605,546 e Accenture plc 428,424
287,164 * ACI Worldwide, Inc 6,605
31,663 Adeia, Inc 300
3,559 Adesso SE 500
367,635 * Adobe, Inc 123,720
55,847 *,g Adyen NV 77,530
178,630 *,e Affirm Holdings, Inc 1,727
790 * Agilysys, Inc 63
53,800 * Agora, Inc (ADR) 210
6,670 * Ahnlab, Inc 354
64,103 * Akamai Technologies, Inc 5,404
16,241 Al Moammar Information Systems Co 402
1,633 * Alarm.com Holdings, Inc 81
113,419 *,e Alkami Technology, Inc 1,655
3,900 Alpha Systems, Inc 123
6,419 *,e Altair Engineering, Inc 292
29,787 Alten 3,732
121,842 * Alteryx, Inc 6,174
121,863 Altium Ltd 2,895
925,733 * Amadeus IT Holding S.A. 48,025
169,666 Amdocs Ltd 15,423
32,490 American Software, Inc (Class A) 477
7,932 * Ansys, Inc 1,916
906 * Appfolio, Inc 95
839 * Appian Corp 27

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
51,500 * Appier Group, Inc $ 527
196,180 *,e AppLovin Corp 2,066
24,930 Arabian Internet & Communications Services Co 1,607
12,400 Argo Graphics, Inc 349
34,005 *,e Asana, Inc 468
196,000 g AsiaInfo Technologies Ltd 344
3,694 * Aspen Technology, Inc 759
119,794 Asseco Poland S.A. 1,991
136,739 Atea ASA 1,595
570,507 * Atlassian Corp 73,413
96,451 e Atos Origin S.A. 931
4,305 Atoss Software AG. 640
8,244 Aubay 430
42,600 * Autodesk, Inc 7,961
608,101 Automatic Data Processing, Inc 145,251
122,293 Aveva Group plc 4,734
1,176,983 * AvidXchange Holdings, Inc 11,699
1,968,700 *,e BASE, Inc 3,501
394,130 Bechtle AG. 13,932
31,313 Beijing Kingsoft Office Software, Inc 1,187
74,956 Beijing Shiji Information Technology Co Ltd 161
38,000 Bell System24 Holdings, Inc 392
2,307 * Benefitfocus, Inc 24
233,667 Bentley Systems, Inc 8,636
115,974 *,e Bill.Com Holdings, Inc 12,637
148,460 Birlasoft Ltd 536
85,837 * Black Knight, Inc 5,300
43,332 * Blackbaud, Inc 2,551
561,188 *,e Blackberry Ltd (New) 1,828
9,519 * Blackline, Inc 640
80,668 *,e Blend Labs, Inc 116
471,386 * Block, Inc 29,622
49,154 * Block, Inc 3,039
54,042 BLS International Services Ltd 108
179,427 * Box, Inc 5,586
1,615,007 *,e BrainChip Holdings Ltd 811
14,566 Bread Financial Holdings, Inc 549
118,034 * Brightcove, Inc 617
14,834 Broadridge Financial Solutions, Inc 1,990
412,809 Bytes Technology Group plc 1,931
263,460 *,e C3.ai, Inc 2,948
185,264 * Cadence Design Systems, Inc 29,761
38,091 Cancom SE 1,114
7,145 * Cantaloupe, Inc 31
668,637 Cap Gemini S.A. 111,780
1,870,832 * Capita Group plc 553
3,417 Cass Information Systems, Inc 157
12,116 cBrain A.S. 276
140,137 *,e CCC Intelligent Solutions Holdings, Inc 1,219
15,363 CE Info Systems Ltd 193
40,664 *,e Cellebrite DI Ltd 177
11,968 * Cerence Inc 222
111,646 * Ceridian HCM Holding, Inc 7,162
245,891 * CGI, Inc 21,195
40,500 Change, Inc 664
400,000 *,e Chatwork Co Ltd 1,892
102,338 * Check Point Software Technologies 12,911
3,230,000 Chinasoft International Ltd 2,796
127,000 *,e Chindata Group Holdings Ltd (ADR) 1,012
1,323,700 Cielo S.A. 1,317
292,838 * Cint Group AB 1,177

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,239 *,e Cipher Mining, Inc $ 6
22,405 *,e Cleanspark, Inc 46
239,549 e Clear Secure, Inc 6,571
249,499 * Cloudflare, Inc 11,280
14,146 *,e CM.com NV 172
27,693 Coforge Ltd 1,301
212,256 Cognizant Technology Solutions Corp (Class A) 12,139
306,734 * Commvault Systems, Inc 19,275
119,375 Computacenter plc 2,772
29,708 Computer Age Management Services Ltd 796
209,525 Computershare Ltd 3,691
33,688 e Comture Corp 612
24,504 Concentrix Corp 3,263
575,455 * Conduent, Inc 2,331
112,257 * Confluent, Inc 2,497
2,557 * Consensus Cloud Solutions, Inc 137
24,401 Constellation Software, Inc 38,097
188,518 *,e Converge Technology Solutions Corp 639
17,559 *,e Couchbase, Inc 233
64,448 * Coupa Software, Inc 5,102
76,169 *,e,g Crayon Group Holding ASA 784
340,031 * Crowdstrike Holdings, Inc 35,802
1,101 CSG Systems International, Inc 63
13,475 *,e Cvent Holding Corp 73
111,342 * CyberArk Software Ltd 14,435
23,700 e Cybozu, Inc 435
105,818 Cyient Ltd 1,035
11,557 *,e Cyxtera Technologies, Inc 22
2,659,500 Dagang NeXchange Bhd 308
63,118 * Danal Co Ltd 251
5,062,303 * Darktrace plc 15,880
721,705 Dassault Systemes SE 25,952
131,237 Data#3 Ltd 606
237,469 * Datadog, Inc 17,454
4,422 Datagroup SE 298
343,411 * Descartes Systems Group, Inc 23,940
88,577 DHC Software Co Ltd 72
86,000 Digital Arts, Inc 3,627
2,481,000 Digital China Holdings Ltd 1,206
36,013 Digital Garage, Inc 1,243
2,699,800 * Digital Mediatama Maxima Tbk PT 172
41,928 * Digital Turbine, Inc 639
3,750 *,e Digital Value S.p.A 268
17,070 *,e DigitalOcean Holdings, Inc 435
151,300 Ditto Thailand PCL 260
20,191 * Docebo, Inc 667
223,379 * DocuSign, Inc 12,380
26,987 Dolby Laboratories, Inc (Class A) 1,904
205,214 * Domo, Inc 2,922
9,775 * DoubleVerify Holdings, Inc 215
399,885 * Dropbox, Inc 8,949
39,600 DTS Corp 892
125,320 * Duck Creek Technologies, Inc 1,510
21,839 * DuzonBIzon Co Ltd 637
9,761 * DXC Technology Co 259
261,849 e Dye & Durham Ltd 3,174
334,806 * Dynatrace, Inc 12,823
60,639 *,e E2open Parent Holdings, Inc 356
6,347 e Ebix, Inc 127
25,221 eClerx Services Ltd 389
110,840 Econocom Group S.A. 338

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
252,955 Edenred $ 13,767
516,498 E-Finance for Digital & Financial Investments 397
3,992 * eGain Corp 36
138,724 * Elastic NV 7,144
25,138 Elm Co 2,234
368,854 * EngageSmart, Inc 6,492
42,812 Enghouse Systems Ltd 1,137
5,126 * Envestnet, Inc 316
162,110 * EPAM Systems, Inc 53,130
5,867 Esker S.A. 991
31,519 * Euronet Worldwide, Inc 2,975
18,258 * Everbridge, Inc 540
6,315 *,e EverCommerce, Inc 47
62,781 EVERTEC, Inc 2,033
1,723 * Evo Payments, Inc 58
200,000 * Exasol AG. 632
86,654 * ExlService Holdings, Inc 14,682
14,896 * Fair Isaac Corp 8,916
37,824 *,e Fastly, Inc 310
1,118,533 * Fawry for Banking & Payment Technology Services SAE 237
2,653,815 Fidelity National Information Services, Inc 180,061
108,403 *,†,g Finablr plc 1
26,370 * First Derivatives plc 434
359,572 Firstsource Solutions Ltd 444
1,337,641 * Fiserv, Inc 135,195
238,619 * Five9, Inc 16,193
79,774 * FleetCor Technologies, Inc 14,653
452,117 * Flywire Corp 11,063
3,488 *,e ForgeRock, Inc 79
10,548 Formula Systems 1985 Ltd 762
602,087 *,e Fortinet, Inc 29,436
496,402 Fortnox AB 2,254
87,100 *,e Freee KK 1,933
120,433 * F-Secure Corp 365
25,084 e FUJI SOFT, Inc 1,438
91,369 Fujitsu Ltd 12,181
7,127 Fukui Computer Holdings, Inc 142
47,400 Future Architect, Inc 590
246,604 * Gartner, Inc 82,893
344,617 GB Group plc 1,295
1,911,424 * GDS Holdings Ltd 4,949
522,852 * GDS Holdings Ltd (ADR) 10,781
122,263 Genpact Ltd 5,663
15,517 GFT Technologies AG. 564
77,537 g Global Dominion Access S.A. 298
310,416 Global Payments, Inc 30,831
41,978 * Globant S.A. 7,059
1,900 e GMO Financial Gate, Inc 218
5,500 e GMO GlobalSign Holdings KK 171
72,370 * GMO internet, Inc 1,352
233,077 GMO Payment Gateway, Inc 19,275
128,750 * GoDaddy, Inc 9,633
389,695 *,e Grid Dynamics Holdings, Inc 4,372
3,473 * Guidewire Software, Inc 217
27,521 Hackett Group, Inc 561
177,193 Hansen Technologies Ltd 620
100,439 Happiest Minds Technologies Ltd 1,068
724,490 HCL Technologies Ltd 9,086
13,541 Hilan Ltd 671
13,613 Hinduja Global Solutions Ltd 219
6,270 * HubSpot, Inc 1,813

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
77,352 Hundsun Technologies, Inc $ 449
128,691 *,e Hut 8 Mining Corp 110
7,476 * Hyundai Autoever Corp 565
53,520 * I3 Verticals, Inc 1,303
3,653 *,e IBEX Ltd 91
102,883 Iflytek Co Ltd 484
140,157 Indra Sistemas S.A. 1,598
860,724 Infibeam Incorporation Ltd 173
18,553 Infocom Corp 303
2,325,700 Infomart Corp 6,299
29,996 *,e Informatica, Inc 489
5,888 Information Services Group, Inc 27
27,948 Information Services International-Dentsu Ltd 829
3,155,668 Infosys Technologies Ltd 57,532
194,359 * Infracommerce CXAAS S.A. 137
21,009 * Instructure Holdings, Inc 492
59,158 *,e Intapp, Inc 1,475
94,965 Intellect Design Arena Ltd 511
5,820 InterDigital, Inc 288
428,004 International Business Machines Corp 60,301
128,361 * International Money Express Inc 3,128
400,885 Intuit, Inc 156,032
173,712 Iress Market Technology Ltd 1,123
38,100 Itochu Techno-Science Corp 884
73,119 Jack Henry & Associates, Inc 12,837
534,167 *,e Jamf Holding Corp 11,378
501,857 Justsystems Corp 10,729
426,738 Kainos Group plc 7,960
30,132 *,e Kaleyra, Inc 23
16,186 Kanematsu Electronics Ltd 546
373,600 *,e Kaonavi, Inc 6,707
182,385 * Kape Technologies plc 606
760,313 Keywords Studios plc 24,951
242,794 * Kinaxis, Inc 27,240
1,754,495 *,e Kingdee International Software Group Co Ltd 3,723
109,200 *,e Kingsoft Cloud Holdings Ltd (ADR) 418
28,479 KNOW IT AB 556
161,858 * KnowBe4, Inc 4,011
151,872 KPIT Engineering Ltd 1,290
160,584 * Kyndryl Holdings, Inc 1,786
443,727 g Larsen & Toubro Infotech Ltd 23,390
21,820 *,e Latch, Inc 15
3,499,791 Learning Technologies Group plc 4,883
1,640,304 * Lightspeed Commerce, Inc 23,442
3,375 *,e Limelight Networks, Inc 4
501,332 Link Administration Holdings Ltd 674
1,179,625 *,g Linklogis, Inc 612
16,186 LiveChat Software S.A. 396
9,150 * Liveperson, Inc 93
20,440 * LiveRamp Holdings, Inc 479
407,000 *,g Locaweb Servicos de Internet S.A. 542
45,967 Magic Software Enterprises Ltd 733
7,324 * Magnet Forensics, Inc 201
22,561 Malam-Team Ltd 483
50,095 * Manhattan Associates, Inc 6,082
127,028 *,e Marathon Digital Holdings, Inc 434
14,582 * Marqeta, Inc 89
19,757 Mastek Ltd 407
2,471,624 Mastercard, Inc (Class A) 859,458
36,659 Matrix IT Ltd 764
18,615 *,e Matterport, Inc 52

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
69,119 MAXIMUS, Inc $ 5,068
225,637 *,e Megaport Ltd 967
346,961 Micro Focus International plc 2,223
14,620,835 Microsoft Corp 3,506,369
1,308 *,e MicroStrategy, Inc (Class A) 185
786,000 e Ming Yuan Cloud Group Holdings Ltd 698
24,867 Mitsubishi Research Institute, Inc 922
139,231 * Model N, Inc 5,647
42,688 * Money Forward, Inc 1,319
28,573 * MoneyGram International, Inc 311
59,229 * MongoDB, Inc 11,659
24,137 Moshi Moshi Hotline, Inc 183
89,045 Mphasis Ltd 2,121
5,598,638 My EG Services BHD 1,106
4,824 * N-Able, Inc 50
8,839 * Nagarro SE 1,046
852,000 *,†,e National Agricultural Holdings Ltd 1
30,167 NavInfo Co Ltd 48
284,353 NCC Group plc 688
45,240 *,e nCino OpCo, Inc 1,196
105,859 * NCR Corp 2,478
94,081 NEC Corp 3,299
72,043 NEC Networks & System Integration Corp 901
103,099 Nemetschek AG. 5,271
81,406 NET One Systems Co Ltd 2,120
156,642 *,g Netcompany Group A.S. 6,665
506,742 *,g Network International Holdings plc 1,826
41,852 * New Relic, Inc 2,363
3,791 *,g Nexi S.p.A 30
4,641,146 * NEXTDC Ltd 28,639
22,894 NHN KCP Corp 244
64,145 * Nice Systems Ltd 12,340
447,238 Nihon Unisys Ltd 11,332
82,799 NIIT Ltd 312
179,000 Nippon System Development Co Ltd 3,093
335,290 Nomura Research Institute Ltd 7,971
2,516,612 NortonLifelock, Inc 53,931
29,392 NS Solutions Corp 712
253,945 NTT Data Corp 3,701
383,401 * Nutanix, Inc 9,988
115,481 *,e,g Nuvei Corp 2,934
32,500 OBIC Business Consultants Ltd 1,058
7,410 Obic Co Ltd 1,088
25,295 Objective Corp Ltd 225
115,166 * Okta, Inc 7,869
27,429 * Olo, Inc 171
12,672 * ON24, Inc 109
42,568 One Software Technologies Ltd 594
7,836 * OneSpan, Inc 88
312,568 Open Text Corp (Toronto) 9,262
5,247,853 Oracle Corp 428,959
3,142 * Oracle Corp Japan 204
23,945 Oracle Financial Services Software Ltd 874
760 Otsuka Corp 24
36,936 * Pagerduty, Inc 981
5,003,070 *,e Pagseguro Digital Ltd 43,727
1,602,074 * Palantir Technologies, Inc 10,285
1,524,785 * Palo Alto Networks, Inc 212,768
190,382 * Paya Holdings, Inc 1,498
223,717 Paychex, Inc 25,853
45,777 * Paycom Software, Inc 14,205

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
44,281 *,e Paycor HCM, Inc $ 1,084
62,220 * Paylocity Holding Corp 12,087
4,500 * Payoneer Global, Inc 25
1,545,035 * PayPal Holdings, Inc 110,037
8,648 *,e Paysafe Ltd 120
30,490 Pegasystems, Inc 1,044
49,280 * Perficient, Inc 3,441
48,330 Persistent Systems Ltd 2,259
5,003 e PFSweb, Inc 31
19,200 *,e PKSHA Technology, Inc 240
13,700 Plus Alpha Consulting Co Ltd 281
58,655 * Posco ICT Co Ltd 292
53,110 * Procore Technologies, Inc 2,506
6,746 Progress Software Corp 340
9,873 * PROS Holdings, Inc 240
99,170 * PTC, Inc 11,904
1,188,432 * Pushpay Holdings Ltd 966
36,755 * Q2 Holdings, Inc 988
17,774 *,e QT Group Oyj 851
531,368 * Qualtrics International, Inc 5,516
6,632 * Qualys, Inc 744
17,544 *,e Rackspace Technology, Inc 52
97,500 Rakus Co Ltd 1,169
12,813 * Rapid7, Inc 435
427,517 *,e Remitly Global, Inc 4,895
101,291 * Repay Holdings Corp 815
41,476 Reply S.p.A 4,758
122,836 * RingCentral, Inc 4,348
49,902 *,e Riot Blockchain, Inc 169
55,603 *,e Riskified Ltd 257
213,565 Roper Technologies, Inc 92,279
45,862 Route Mobile Ltd 672
46,181 S&T AG. 753
1,092,367 * Sabre Corp 6,751
485,700 Sabuy Technology PCL 158
1,032,390 Sage Group plc 9,296
29,919 Saipens International Corp NV 538
1,833,079 * Salesforce, Inc 243,048
23,416 * Samsung SDS Co Ltd 2,282
16,780 Sangfor Technologies, Inc 272
68,300 * Sansan, Inc 658
1,076,436 SAP AG. 111,132
8,071 e Sapiens International Corp NV 149
1,787 Secunet Security Networks AG. 374
3,121 * SecureWorks Corp 20
677,972 * SentinelOne, Inc 9,892
611,486 * ServiceNow, Inc 237,422
592,610 Shanghai Baosight Software Co Ltd 1,832
59,135 Shanghai Baosight Software Co Ltd 380
260,872 * SHIFT, Inc 45,921
47,011 * Shift4 Payments, Inc 2,629
3,497,179 * Shopify, Inc (Class A) 121,420
929,741 Silverlake Axis Ltd 250
41,551 SimCorp AS 2,861
21,261 *,e SimilarWeb Ltd 137
28,100 *,e Simplex Holdings, Inc 444
553,443 *,e,g Sinch AB 2,040
2,901,259 * SiteMinder Ltd 6,015
113,401 * Smartsheet, Inc 4,463
327,776 * Snowflake, Inc 47,049
10,700 Softbank Technology Corp 151

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
276,172 Softcat plc $ 3,960
50,834 Software AG. 1,314
14,584 * SolarWinds Corp 136
109,407 Sonata Software Ltd 745
69,722 Sopra Group S.A. 10,556
146,773 * Splunk, Inc 12,636
303,129 * Sprout Social, Inc 17,115
89,501 * SPS Commerce, Inc 11,495
7,180 * Squarespace, Inc 159
9,388 SS&C Technologies Holdings, Inc 489
900,924 * StoneCo Ltd 8,505
900 Sumisho Computer Systems Corp 14
90,337 * Sumo Logic, Inc 732
766,224 SUNeVision Holdings Ltd 413
45,346 *,e SUSE S.A. 816
153,421 * SVMK, Inc 1,074
714,530 * Synopsys, Inc 228,142
288,912 Systena Corp 896
127,000 Systex Corp 287
69,916 Tanla Platforms Ltd 602
756,721 Tata Consultancy Services Ltd 29,760
36,920 Tata Elxsi Ltd 2,802
13,600 *,e TDCX, Inc (ADR) 168
141,192 *,g TeamViewer AG. 1,811
389,781 Tech Mahindra Ltd 4,780
41,100 TechMatrix Corp 571
297,733 Technology One Ltd 2,645
13,963 e TECSYS, Inc 274
60,410 * Telos Corp 307
64,068 Temenos Group AG. 3,525
576,003 * Tenable Holdings, Inc 21,975
207,754 * Teradata Corp 6,993
25,761 Thunder Software Technology Co Ltd 371
89,847 Tietoenator Oyj 2,555
345,400 TIS, Inc 9,078
51,840 TKC 1,416
405,943 * Toast, Inc 7,319
64,142 *,e TomTom NV 447
542,652 Totvus S.A. 2,829
396,867 * Trade Desk, Inc 17,792
27,161 * Trans Cosmos, Inc/Japan 667
722,219 Travelsky Technology Ltd 1,518
852 *,e Trend Micro, Inc 40
11,507 e Trifork Holding AG. 238
173,825 *,e Truecaller AB 547
677 TTEC Holdings, Inc 30
74,605 * Turing Holding Corp 760
170,400 *,e Tuya, Inc (ADR) 325
382,907 * Twilio, Inc 18,747
5,082 * Tyler Technologies, Inc 1,638
430,858 *,e Tyro Payments Ltd 409
304,392 *,e UiPath, Inc 3,869
4,704 * Unisys Corp 24
215,733 * Unity Software, Inc 6,168
46,402 * Upland Software, Inc 331
1,074,094 Vakrangee Ltd 360
195,646 * Varonis Systems, Inc 4,684
4,323 * Verint Systems, Inc 157
76,677 * VeriSign, Inc 15,753
41,366 *,e Veritone, Inc 219
1,244,169 * Verra Mobility Corp 17,207

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,199,241 Visa, Inc (Class A) $ 664,674
27,800 e Vitec Software Group AB 1,117
114,234 * VMware, Inc (Class A) 14,023
1,638,000 *,e Vobile Group Ltd 701
56,928 *,e Volue ASA 164
9,064 Wavestone 419
2,092,000 *,e,g Weimob, Inc 1,766
435,736 e Western Union Co 6,000
38,201 * WEX, Inc 6,252
12,559 e Wiit S.p.A 243
20,700 * WingArc1st, Inc 318
914,466 Wipro Ltd 4,338
211,321 Wisetech Global Ltd 7,268
106,157 * Wix.com Ltd 8,156
18,943 * WM Technology, Inc 19
422,976 * Workday, Inc 70,777
198,132 * Workiva, Inc 16,637
1,567 *,g Worldline S.A. 61
136,185 * Xero Ltd 6,494
184,400 *,e Yeahka Ltd 492
106,869 * Yext, Inc 698
128,387 Yonyou Network Technology Co Ltd 445
144,139 Zensar Technologies Ltd 370
1,206,147 *,e Zeta Global Holdings Corp 9,854
66,585 * Zoom Video Communications, Inc 4,510
254,523 *,e Zscaler, Inc 28,481
16,700 Zuken, Inc 385
663,095 * Zuora Inc 4,217
TOTAL SOFTWARE & SERVICES 10,568,155
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
38,680 * 3D Systems Corp 286
13,672 *,e 908 Devices, Inc 104
483,944 e AAC Technologies Holdings, Inc 1,099
539,402 Accton Technology Corp 4,096
2,018,532 Acer, Inc 1,541
78,000 Adlink Technology, Inc 136
2,698 ADTRAN Holdings, Inc 51
49,000 Advanced Ceramic X Corp 290
1,424 Advanced Energy Industries, Inc 122
281,331 Advantech Co Ltd 3,012
50,362 *,e Aeva Technologies, Inc 69
37,406 e Ai Holdings Corp 591
218,000 Alpha Networks, Inc 199
203,900 Alps Electric Co Ltd 1,843
6,208 ALSO Holding AG. 1,139
56,850 Amano Corp 1,044
300,760 Amphenol Corp (Class A) 22,900
133,893 Anritsu Corp 1,304
1,287,120 *,† Anxin-China Holdings Ltd 2
139,000 Apex International Co Ltd 241
23,232,446 d Apple, Inc 3,018,592
132,000 Arcadyan Technology Corp 410
927,096 * Arista Networks, Inc 112,503
490,013 * Arlo Technologies, Inc 1,720
27,444 * Arrow Electronics, Inc 2,870
252,000 Asia Optical Co, Inc 495
1,078,000 Asia Vital Components Co Ltd 3,913
51,000 ASROCK, Inc 234
463,026 Asustek Computer, Inc 4,036
4,603,827 AU Optronics Corp 2,237

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,233 Audiocodes Ltd $ 461
72,000 AURAS Technology Co Ltd 346
62,000 Aurora Corp 157
26,965 Austria Technologie & Systemtechnik AG. 925
119,300 Avary Holding Shenzhen Co Ltd 470
2,862 *,e Aviat Networks, Inc 89
42,830 *,e Avid Technology, Inc 1,139
134,321 e Avnet, Inc 5,585
73,200 Azbil Corp 1,838
1,019 Badger Meter, Inc 111
69,605 Barco NV 1,724
12,012 Basler AG. 379
4,000 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 58
94,851 Belden CDT, Inc 6,820
10,644 Benchmark Electronics, Inc 284
1,576,000 Benq Corp 1,440
26,758 BH Co Ltd 477
1,841,437 BOE Technology Group Co Ltd 893
1,630 Brother Industries Ltd 25
451,439 BYD Electronic International Co Ltd 1,443
50,213 * Calix, Inc 3,436
137,500 *,e Canaan, Inc (ADR) 283
29,700 *,e Canon Electronics, Inc 341
43,590 e Canon Marketing Japan, Inc 987
6,559 e Canon, Inc 142
473,000 Career Technology Co Ltd 362
23,208 *,e Casa Systems, Inc 63
438,947 Catcher Technology Co Ltd 2,411
310,720 CDW Corp 55,488
157,699 * Celestica, Inc 1,777
447,000 Chang Wah Electromaterials, Inc 439
115,245 Chaozhou Three-Circle Group Co Ltd 509
511,000 Cheng Uei Precision Industry Co Ltd 613
606,000 Chicony Electronics Co Ltd 1,697
489,600 *,† China Fiber Optic Network System Group Ltd 1
120,957 China Greatwall Technology Group Co Ltd 177
389,963 China Railway Signal & Communication Corp Ltd 268
31,200 China Zhenhua Group Science & Technology Co Ltd 512
281,000 Chin-Poon Industrial Co 262
368,000 Chroma ATE, Inc 2,162
24,000 Chunghwa Precision Test Tech Co Ltd 362
1,308,101 * Ciena Corp 66,687
6,474,471 Cisco Systems, Inc 308,444
255,100 Citizen Watch Co Ltd 1,145
286 * Clearfield, Inc 27
372,000 Clevo Co 369
110,828 Codan Ltd 307
156,298 Cognex Corp 7,363
2,140,312 Comba Telecom Systems Holdings Ltd 366
25,331 Comet Holding AG. 5,386
380,281 * CommScope Holding Co, Inc 2,795
2,871,524 Compal Electronics, Inc 2,151
1,015,000 Compeq Manufacturing Co 1,464
7,909 Comtech Telecommunications Corp 96
283,000 Coretronic Corp 523
339,439 Corning, Inc 10,842
5,158 * Corsair Gaming, Inc 70
22,006 * CosmoAM&T Co Ltd 906
238,000 Co-Tech Development Corp 387
241,000 * Cowell e Holdings, Inc 334
19,985 CTS Corp 788

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
38,194 Daeduck Electronics Co Ltd $ 576
9,989 * Daejoo Electronic Materials Co Ltd 563
87,470 Daiwabo Co Ltd 1,282
218,000 Darfon Electronics Corp 267
22,642 Datalogic S.p.A. 202
221,792 DataTec Ltd 407
208,586 Dell Technologies, Inc 8,389
212,957 Delta Electronics Thai PCL 5,103
4,990,673 Delta Electronics, Inc 46,263
52,801 e Dexerials Corp 1,014
49,811 Dicker Data Ltd 345
6,845 * Digi International, Inc 250
31,912 * Dreamtech Co Ltd 231
149,000 Dynapack International Technology Corp 354
371,300 Eastern Communications Co Ltd 151
17,463 *,e Eastman Kodak Co 53
13,924 Eizo Nanao Corp 361
56,196 Elecom Co Ltd 576
284,000 Elite Material Co Ltd 1,573
308,000 Elitegroup Computer Systems Co Ltd 206
59,679 Ennoconn Corp 394
28,625 * ePlus, Inc 1,268
9,259,000 Erajaya Swasembada Tbk PT 233
2,958,462 Ericsson (LM) (B Shares) 17,335
19,441 Esprinet S.p.A. 140
32,127 Evertz Technologies Ltd 303
25,682 *,e Evolv Technologies Holdings, Inc 67
567,667 * Extreme Networks, Inc 10,394
26,287 * F5 Networks, Inc 3,772
98,180 * Fabrinet 12,589
5,187 * FARO Technologies, Inc 153
3,892,000 *,e FIH Mobile Ltd 419
575,000 FLEXium Interconnect, Inc 1,826
294,100 Forth Corp PCL 274
379,624 Foxconn Industrial Internet Co Ltd 501
936,000 Foxconn Technology Co Ltd 1,577
754,463 Fujifilm Holdings Corp 37,724
223,000 General Interface Solution Holding Ltd 637
91,000 Genius Electronic Optical Co Ltd 987
342,000 Getac Technology Corp 490
513,000 Gigabyte Technology Co Ltd 1,771
46,319 * Gilat Satellite Networks Ltd 256
329,000 Global Brands Manufacture Ltd 294
137,422 GoerTek, Inc 332
331,400 Gold Circuit Electronics Ltd 931
195,436 GRG Banking Equipment Co Ltd 279
197,097 Guangzhou Haige Communications Group, Inc Co 230
42,018 Guangzhou Shiyuan Electronic Technology Co Ltd 356
12,100 * Hakuto Co Ltd 383
880,947 Halma plc 20,980
66,584 Hamamatsu Photonics KK 3,178
533,900 Hana Microelectronics PCL (Foreign) 791
241,000 Hannstar Board Corp 247
2,385,000 HannStar Display Corp 864
699,498 * Harmonic, Inc 9,163
113,500 Hengdian Group DMEGC Magnetics Co Ltd 305
153,600 Hengtong Optic-electric Co Ltd 332
3,176,408 Hewlett Packard Enterprise Co 50,695
2,037,398 e Hexagon AB 21,362
650,000 * High Tech Computer Corp 1,173
8,500 e Hioki EE Corp 405
20,100 Hirose Electric Co Ltd 2,521

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
26,361 HMS Networks AB $ 859
144,000 Holystone Enterprise Co Ltd 426
19,995,640 Hon Hai Precision Industry Co, Ltd 64,811
34,599 Horiba Ltd 1,500
50,900 Hosiden Corp 608
859,533 HP, Inc 23,096
62,000 Huagong Tech Co Ltd 146
185,600 Ibiden Co Ltd 6,693
22,268 * Iljin Materials Co Ltd 917
1,732 Inficon Holding AG. 1,517
3,959 *,e Infinera Corp 27
72,718 Innodisk Corp 439
6,388,690 InnoLux Display Corp 2,296
94,427 *,e Innoviz Technologies Ltd 371
21,434 *,e Inseego Corp 18
98,645 * Insight Enterprises, Inc 9,891
65,500 Inspur Electronic Information Industry Co Ltd 202
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 378
6,426 Intellian Technologies, Inc 347
12,799 INTOPS Co Ltd 282
1,573,172 Inventec Co Ltd 1,343
31,496 *,e IonQ, Inc 109
14,364 * IPG Photonics Corp 1,360
21,800 e Iriso Electronics Co Ltd 698
234,000 ITEQ Corp 550
12,743 * Itron, Inc 645
22,258 Ituran Location and Control Ltd 470
163,619 Jabil Inc 11,159
49,642 Japan Aviation Electronics Industry Ltd 792
1,103,394 *,e Japan Display, Inc 319
610,900 Jaymart PCL 718
52,535 Jenoptik AG. 1,429
1,615,144 Juniper Networks, Inc 51,620
15,000 Kaga Electronics Co Ltd 463
878,200 KCE Electronics PCL 1,176
326,604 Keyence Corp 126,802
94,998 * Keysight Technologies, Inc 16,251
7,165 * Kimball Electronics, Inc 162
53,000 King Slide Works Co Ltd 661
485,705 Kingboard Chemical Holdings Ltd 1,540
1,134,746 Kingboard Laminates Holdings Ltd 1,244
28,522 * KMW Co Ltd 602
112,802 * Knowles Corp 1,852
30,000 Koa Corp 426
456,600 Konica Minolta Holdings, Inc 1,819
2,193 Kyocera Corp 109
24,732 *,e L&F Co Ltd 3,410
21,696 e Landis&Gyr Group AG. 1,534
66,625 Largan Precision Co Ltd 4,404
998 LEM Holding S.A. 1,936
5,040,399 Lenovo Group Ltd 4,105
347,423 Lens Technology Co Ltd 525
160,074 *,e LG Display Co Ltd 1,582
9,389 * LG Innotek Co Ltd 1,894
3,500 *,e Lightwave Logic, Inc 15
522,684 * Lingyi iTech Guangdong Co 341
1,333,277 Lite-On Technology Corp 2,755
6,482 Littelfuse, Inc 1,427
175,894 e Logitech International S.A. 10,907
81,000 Lotes Co Ltd 2,167
55,794 * Lumentum Holdings, Inc 2,911
485,224 Luxshare Precision Industry Co Ltd 2,211

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
50,807 Macnica Fuji Electronics Holdings, Inc $ 1,202
9,300 Maruwa Co Ltd 1,100
50,900 Maxell Holdings Ltd 523
30,534 Maxscend Microelectronics Co Ltd 502
73,091 Mcj Co Ltd 526
8,801 Mcnex Co Ltd 195
22,400 e Meiko Electronics Co 406
7,065 Melco Holdings, Inc 163
184,881 Merry Electronics Co Ltd 478
11,049 Methode Electronics, Inc 490
5,681,900 Metrodata Electronics Tbk PT 212
198,000 *,†,e MH Development Ltd 0 ^
75,158 e Micronic AB 1,414
437,200 Micro-Star International Co Ltd 1,695
41,748 *,e Mirion Technologies, Inc 276
892,000 Mitac Holdings Corp 854
653,424 Motorola Solutions, Inc 168,394
253,400 Multilaser Industrial S.A. 193
564,927 Murata Manufacturing Co Ltd 27,859
150,000 Nan Ya Printed Circuit Board Corp 1,102
236,100 *,e Nano Dimension Ltd (ADR) 543
45,686 * Napco Security Technologies, Inc 1,255
195,931 National Instruments Corp 7,230
9,166 * Nayax Ltd 173
30,583 Neopost S.A. 451
196,548 NetApp, Inc 11,805
8,633 * Netgear, Inc 156
21,431 * Netscout Systems, Inc 697
408,800 * Nex Point Parts PCL 216
48,650 Nichicon Corp 449
107,315 Ninestar Corp 800
64,200 Nippon Ceramic Co Ltd 1,147
79,676 e Nippon Electric Glass Co Ltd 1,414
46,256 Nippon Signal Co Ltd 364
42,260 e Nissha Printing Co Ltd 583
13,421 * nLight, Inc 136
22,772 Nohmi Bosai Ltd 273
1 Nokia Corp (ADR) 0 ^
5,499,645 Nokia Oyj 25,550
18,545 * Note AB 318
1,236 * Novanta, Inc 168
228,372 *,e Novonix Ltd 225
171,310 * OFILM Group Co Ltd 116
70,936 Oki Electric Industry Co Ltd 382
40,468 Omron Corp 1,956
20,004 * Ondas Holdings, Inc 32
35,579 Optex Co Ltd 482
10,532 * OSI Systems, Inc 838
42,086 *,e Ouster, Inc 36
335,000 Pan-International Industrial 405
5,061 *,e PAR Technology Corp 132
5,301 Park Systems Corp 480
44,840 Partron Co Ltd 287
774,000 PAX Global Technology Ltd 666
32,067 PC Connection, Inc 1,504
1,300,915 Pegatron Technology Corp 2,684
43,483 * Penta Teknoloji Urunleri Dagitim Ticaret AS. 124
2,179 * Plexus Corp 224
390,000 Primax Electronics Ltd 703
4,972,385 Prime View International Co Ltd 26,039
251,690 * Pure Storage, Inc 6,735
1,810,390 Quanta Computer, Inc 4,246

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
42,978 * Radware Ltd $ 849
18,994 Raytron Technology Co Ltd 101
714,009 Redington India Ltd 1,558
36,518 Renishaw plc 1,620
10,947 Restar Holdings Corp 171
22,086 * Ribbon Communications, Inc 62
173,985 Ricoh Co Ltd 1,324
11,126 Riken Keiki Co Ltd 372
21,798 Riso Kagaku Corp 346
3,775 * Rogers Corp 451
16,033 Ryosan Co Ltd 345
16,000 e Ryoyo Electro Corp 285
37,331 * Samsung Electro-Mechanics Co Ltd 3,877
6,387,472 Samsung Electronics Co Ltd 280,367
549,855 Samsung Electronics Co Ltd (Preference) 22,035
153,559 Samsung SDI Co Ltd 72,102
10,879 Sang-A Frontec Co Ltd 235
157,156 * Sanmina Corp 9,003
42,505 * Scansource, Inc 1,242
18,778 *,e Seco S.p.A 107
52,560 Seiko Epson Corp 765
8,892 *,g Sensirion Holding AG. 946
15,000 Sensortek Technology Corp 104
30,128 * Seojin System Co Ltd 419
221,000 Sercomm Corp 547
30,027 Sesa S.p.A 3,737
4,333 * SES-imagotag S.A. 567
6,588 Shanghai Friendess Electronic Technology Corp Ltd 206
126,584 Shengyi Technology Co Ltd 262
22,205 Shennan Circuits Co Ltd 230
36,100 Shenzhen Sunlord Electronics Co Ltd 136
47,799 Shenzhen Transsion Holdings Co Ltd 546
39,917 Shimadzu Corp 1,130
37,667 * Sierra Wireless, Inc 1,091
32,100 e Siix Corp 309
479,000 Simplo Technology Co Ltd 4,434
290,000 Sinbon Electronics Co Ltd 2,591
1,000,800 SKP Resources Bhd 366
32,257 e Softchoice Corp 435
928,691 e Softwareone Holding AG. 13,181
40,853 * SOLUM Co Ltd 565
19,268 * Solus Advanced Materials Co Ltd 460
416,077 Spectris plc 15,073
120,000 Speed Tech Corp 188
1,720,773 Spirent Communications plc 5,467
35,082 * STCUBE 397
164,392 Sterlite Technologies Ltd 349
2,162,349 Sunny Optical Technology Group Co Ltd 25,502
223,813 * Super Micro Computer, Inc 18,375
348,000 Supreme Electronics Co Ltd 405
123,641 Suzhou Dongshan Precision Manufacturing Co Ltd 439
34,379 SYNNEX Corp 3,256
834,621 Synnex Technology International Corp 1,604
274,000 Taiwan Union Technology Corp 457
119,340 Taiyo Yuden Co Ltd 3,438
2,637 TDK Corp 86
949,783 TE Connectivity Ltd 109,035
53,850 *,g Tejas Networks Ltd 376
29,390 * Teledyne Technologies, Inc 11,753
108,000 Test Research, Inc 223
71,000 Thinking Electronic Industrial Co Ltd 286
46,304 Tianjin 712 Communication & Broadcasting Co Ltd 233

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
80,630 Tianma Microelectronics Co Ltd $ 100
216,800 Tong Hsing Electronic Industries Ltd 1,340
110,156 Topcon Corp 1,269
27,085 Toshiba TEC Corp 738
381,000 TPK Holding Co Ltd 364
189,000 Transcend Information, Inc 405
109,008 * Trimble Inc 5,511
436,000 Tripod Technology Corp 1,330
2,052,000 Truly International Holdings 319
878,856 *,e TTM Technologies, Inc 13,253
1,119 * Turtle Beach Corp 8
275,000 TXC Corp 737
3,590 e Ubiquiti, Inc 982
1,430,011 Unimicron Technology Corp 5,552
177,411 Unisplendour Corp Ltd 497
59,772 *,e Velodyne Lidar, Inc 44
107,100 e Venture Corp Ltd 1,365
8,000 VIA Labs, Inc 47
56,345 * Viasat, Inc 1,783
19,716 * Viavi Solutions, Inc 207
40,880 Vishay Intertechnology, Inc 882
55,892 * Vishay Precision Group, Inc 2,160
954,991 Vontier Corp 18,460
3,146,100 VS Industry BHD 628
1,561,042 VST Holdings Ltd 897
155,885 Vtech Holdings Ltd 1,003
164,100 Wacom Co Ltd 725
165,000 Wah Lee Industrial Corp 448
344,000 Walsin Technology Corp 880
140,800 * Western Digital Corp 4,442
79,984 Wingtech Technology Co Ltd 603
190,500 *,†,b Wintek Corp 0 ^
2,794,000 Wistron Corp 2,668
277,000 Wistron NeWeb Corp 706
88,049 Wiwynn Corp 2,277
1,003,519 WPG Holdings Co Ltd 1,567
377,000 WT Microelectronics Co Ltd 748
9,400 Wuhan DR Laser Technology Corp Ltd 170
164,581 Wuhan Guide Infrared Co Ltd 260
139,152 WUS Printed Circuit Kunshan Co Ltd 238
34,779 Xerox Holdings Corp 508
15,500 Xiamen Faratronic Co Ltd 356
10,204,600 *,g Xiaomi Corp 14,165
12,666 * Xperi, Inc 109
15,750 *,† Ya Hsin Industrial Co Ltd 0
230,801 Yageo Corp 3,364
45,547 Yealink Network Technology Corp Ltd 397
1,519 Yokogawa Electric Corp 24
19,884 Yokowo Co Ltd 325
44,070 * Zebra Technologies Corp (Class A) 11,300
222,518 Zhejiang Dahua Technology Co Ltd 361
26,249 Zhejiang Supcon Technology Co Ltd 343
435,558 Zhen Ding Technology Holding Ltd 1,482
28,623 Zhongji Innolight Co Ltd 111
17,500 Zhuzhou Hongda Electronics Corp Ltd 111
270,403 ZTE Corp 1,003
551,199 ZTE Corp (Class H) 1,211
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,398,661
TELECOMMUNICATION SERVICES - 1.3%
838,271 Advanced Info Service PCL 4,714
947,582 g Airtel Africa plc 1,277

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
916,297 AL Yah Satellite Communications Co-Pjsc-Yah Sat $ 624
47,325,332 e America Movil S.A.B. de C.V. 42,938
3,855 * Anterix, Inc 124
15,500 ARTERIA Networks Corp 146
2,402,000 * Asia Pacific Telecom Co Ltd 476
15,833,268 AT&T, Inc 291,490
3,326 ATN International, Inc 151
199,857 *,e Aussie Broadband Ltd 354
2,018,106 Axiata Group Bhd 1,417
53,257 * Bandwidth Inc 1,222
84,372 BCE, Inc 3,707
3,942,138 Bezeq Israeli Telecommunication Corp Ltd 6,763
2,443,362 Bharti Airtel Ltd 23,762
7,043,388 BT Group plc 9,510
201,627 * Cellcom Israel Ltd 1,057
550,805 g Cellnex Telecom SAU 18,271
31,000 Chief Telecom, Inc 283
17,537,912 g China Tower Corp Ltd 1,882
454,427 Chorus Ltd 2,353
2,591,653 Chunghwa Telecom Co Ltd 9,531
3,837,641 Citic Telecom International Holdings Ltd 1,301
6,967 Cogent Communications Group, Inc 398
20,509 * Consolidated Communications Holdings, Inc 73
3,510,803 Deutsche Telekom AG. 69,853
2,031,344 Digi.Com BHD 1,844
27,330 DigitalBridge Group, Inc 299
45,484 Drillisch AG. 563
48,358 * EchoStar Corp (Class A) 807
144,515 Elisa Oyj (Series A) 7,660
3,775,720 Emirates Telecommunications Group Co PJSC 23,435
105,726 Empresa Nacional de Telecomunicaciones S.A. 365
418,554 Etihad Etisalat Co 3,869
1,085,282 Far EasTone Telecommunications Co Ltd 2,328
115,425 Freenet AG. 2,510
130,900 * Frontier Communications Parent, Inc 3,335
87,266 Gamma Communications plc 1,140
1,644,075 *,e Globalstar, Inc 2,187
18,867 Globe Telecom, Inc 740
286,848 *,e Gogo, Inc 4,234
783,135 *,e Helios Towers plc 1,005
223,926 Hellenic Telecommunications Organization S.A. 3,498
587,007 Himachal Futuristic Communications 522
961,620 HKBN Ltd 619
3,795,739 HKT Trust and HKT Ltd 4,646
1,641,607 Hutchison Telecommunications Hong Kong Holdings Ltd 256
1,342 * IDT Corp (Class B) 38
717,066 Indus Towers Ltd 1,646
338,626 g Infrastrutture Wireless Italiane S.p.A 3,416
105,248 Internet Initiative Japan, Inc 1,950
1,210,000 Intouch Holdings PCL (Class F) 2,699
123,922 * Iridium Communications, Inc 6,370
4,399,900 * Jasmine International PCL 280
1,598,587 KDDI Corp 48,480
12,317,301 Koninklijke KPN NV 38,125
10,746 *,e KORE Group Holdings, Inc 14
222,725 *,†,e Let's GOWEX S.A. 2
156,688 LG Telecom Ltd 1,372
34,377 * Liberty Global plc (Class A) 651
11,802 * Liberty Latin America Ltd (Class A) 89
195,639 * Liberty Latin America Ltd (Class C) 1,487
842,079 Lumen Technologies, Inc 4,396

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
539,152 Magyar Telekom $ 491
1,552,583 Maxis BHD 1,354
176,407 *,e Millicom International Cellular S.A. 2,235
2,478,164 Mobile Telecommunications Co KSC 4,567
490,468 * Mobile Telecommunications Co Saudi Arabia 1,310
1,855,254 MTN Group Ltd 13,856
8,219,666 NetLink NBN Trust 5,094
1,142,910 Nippon Telegraph & Telephone Corp 32,594
189,971 e NOS SGPS S.A. 769
23,000 Okinawa Cellular Telephone Co 509
203,264 * Ooma, Inc 2,768
942,364 Ooredoo QSC 2,381
1,280,400 Operadora de Sites Mexicanos S.A. de C.V. 1,260
2,140,436 Orange S. A. 21,238
132,775 * Partner Communications 961
4,184,000 PCCW Ltd 1,885
58,354 PLDT, Inc 1,377
156,870 Proximus plc 1,515
551,979 * Radius Global Infrastructure, Inc 6,524
95,341 g RAI Way S.p.A 553
409,861 e Rogers Communications, Inc (Class B) 19,182
20,550,033 Sarana Menara Nusantara Tbk PT 1,453
1,636,355 Saudi Telecom Co 15,924
14,756 Shenandoah Telecom Co 234
7,163,196 Singapore Telecommunications Ltd 13,734
87,977 *,† Sistema PJSFC (GDR) (London) 1
103,978,004 * Smartfren Telecom Tbk PT 442
342,641 SmarTone Telecommunications Holding Ltd 207
1,747,840 Softbank Corp 19,774
1,213,248 Softbank Group Corp 51,312
957,114 StarHub Ltd 743
26,240 Swisscom AG. 14,375
1,173,506 Taiwan Mobile Co Ltd 3,613
126,599 Tata Communications Ltd 1,947
478,318 * Tata Teleservices Maharashtra Ltd 536
579,228 Tele2 AB (B Shares) 4,725
2,681,947 Telecom Corp of New Zealand Ltd 9,182
276,074 Telecom Egypt 280
9,951,078 e Telecom Italia S.p.A. 2,306
569,785 Telefonica Brasil S.A. 4,116
1,040,946 Telefonica Deutschland Holding AG. 2,557
5,617,367 Telefonica S.A. 20,335
723,109 Telekom Malaysia BHD 886
634,995 Telekomunikacja Polska S.A. 966
706,229 Telenor ASA 6,598
30,692 Telephone & Data Systems, Inc 322
2,695,364 TeliaSonera AB 6,887
33,601,701 Telkom Indonesia Persero Tbk PT 8,092
275,324 *,e Telkom S.A. Ltd 486
4,737,841 Telstra Corp Ltd 12,813
543,016 TELUS Corp 10,479
988,349 TIM S.A. 2,314
2,090,600 Time dotCom BHD 2,325
1,362,001 * T-Mobile US, Inc 190,680
225,629 TPG Telecom Ltd 747
7,494,562 True Corp PCL 1,047
1,323,853 Turkcell Iletisim Hizmet AS 2,669
96,906 United Internet AG. 1,954
4,496 * US Cellular Corp 94
16,700 e Usen-Next Holdings Co Ltd 271
3,222,595 Verizon Communications, Inc 126,970

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,814,342 *,e Vision, Inc $ 19,184
701,184 Vodacom Group Pty Ltd 5,064
28,504,522 Vodafone Group plc 28,867
9,286,787 * Vodafone Idea Ltd 884
1,568,953 Vodafone Qatar 683
4,107,900 XL Axiata Tbk PT 565
TOTAL TELECOMMUNICATION SERVICES 1,392,620
TRANSPORTATION - 1.9%
571,232 Adani Ports & Special Economic Zone Ltd 5,639
68,519 * Aegean Airlines S.A. 388
76,212 *,g Aena S.A. 9,554
30,087 * Aeroports de Paris 4,031
1,666,916 Agility Public Warehousing Co KSC 3,927
2,351,606 Air Arabia PJSC 1,376
202,664 * Air Canada 2,902
260,729 * Air China Ltd 397
1,297,910 *,e Air China Ltd (H shares) 1,152
1,161,470 *,e Air France-KLM 1,533
1,832,750 * Air New Zealand Ltd 864
37,909 * Air Transport Services Group, Inc 985
4,543,488 Airports of Thailand PCL 9,834
129,307 * Alaska Air Group, Inc 5,552
146,931 e,g ALD S.A. 1,695
119,775 *,e All Nippon Airways Co Ltd 2,537
57,694 Allcargo Logistics Ltd 281
2,641 * Allegiant Travel Co 180
66,442 AMERCO 3,653
7,471 e Amerco, Inc 450
531,319 *,e American Airlines Group, Inc 6,758
634,771 *,†,b,e AMR Corporation 6
488,000 Anhui Expressway Co 392
4,496 AP Moller - Maersk AS (Class A) 9,909
5,092 AP Moller - Maersk AS (Class B) 11,399
725,347 Aramex PJSC 695
5,443 ArcBest Corp 381
3,686,500 * Asia Aviation PCL 325
41,018 * Asiana Airlines 453
8,702 * Atlas Air Worldwide Holdings, Inc 877
1,474,754 Atlas Arteria Ltd 6,642
96,984 e Atlas Corp 1,488
483,209 * Auckland International Airport Ltd 2,397
1,922,214 Aurizon Holdings Ltd 4,870
20,641 * Avis Budget Group, Inc 3,384
253,000 * Azul S.A. 520
641,900 * Bangkok Airways Co Ltd 248
157,500 * Bangkok Aviation Fuel Services PCL 144
7,394,262 Bangkok Expressway & Metro PCL 2,091
1,532,810 * Beijing Capital International Airport Co Ltd 1,118
25,269 *,e Blade Air Mobility, Inc 90
7,998 Blue Dart Express Ltd 745
110,630 e bpost S.A. 569
5,257,537 BTS Group Holdings PCL 1,275
854,602 Canadian National Railway Co 101,517
1,152,806 e Canadian Pacific Railway Ltd 85,950
9,120 e Cargojet, Inc 784
57,960 * Cathay Pacific Airways Ltd 63
218,200 * Cebu Air, Inc 150
167,389 Central Japan Railway Co 20,552
96,955 CH Robinson Worldwide, Inc 8,877
2,099,000 China Airlines 1,293

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
426,100 * China Eastern Airlines Corp Ltd $ 338
1,058,667 China Merchants Holdings International Co Ltd 1,546
1,458,447 *,e China Southern Airlines Co Ltd 946
406,859 * China Southern Airlines Co Ltd (Class A) 444
57,888 *,e Chorus Aviation, Inc 139
1,319,972 Cia de Concessoes Rodoviarias 2,709
93,927 Cia de Distribucion Integral Logista Holdings SAU 2,369
37,603 Clarkson plc 1,471
2,214,700 ComfortDelgro Corp Ltd 2,034
18,106,369 Compania SudAmericana de Vapores S.A. 1,428
305,678 Container Corp Of India Ltd 2,725
924,100 *,e Controladora Vuela Cia de Aviacion SAB de C.V. 773
77,002 * Copa Holdings S.A. (Class A) 6,404
644,000 Cosco International Holdings Ltd 208
1,551,536 COSCO Pacific Ltd 1,231
893,315 COSCO SHIPPING Holdings Co Ltd - A 1,319
2,178,809 e COSCO SHIPPING Holdings Co Ltd - H 2,215
16,574 Costamare, Inc 154
16,840 Covenant Transportation Group, Inc 582
2,933,881 CSX Corp 90,892
107,636 e CTT-Correios de Portugal S.A. 356
22,917 D/S Norden 1,381
2,762,900 Dalian Port PDA Co Ltd 643
831,200 Daqin Railway Co Ltd 799
53,522 * Daseke, Inc 305
104,644 * Delhivery Ltd 419
806,182 *,e Delta Air Lines, Inc 26,491
1,023,075 * Deutsche Lufthansa AG. 8,433
1,541,707 Deutsche Post AG. 57,701
34,363 Dfds A.S. 1,263
423,741 DSV AS 67,009
4,087 e Eagle Bulk Shipping, Inc 204
347,238 East Japan Railway Co 19,778
1,315,414 * easyJet plc 5,160
278,300 EcoRodovias Infraestrutura e Logistica S.A. 234
270,510 g Enav S.p.A 1,147
200,839 Eneti, Inc 2,018
1,821,000 Eva Airways Corp 1,661
527,000 Evergreen International Storage & Transport Corp 475
670,013 Evergreen Marine Corp Taiwan Ltd 3,541
18,273 e Exchange Income Corp 710
132,999 Expeditors International of Washington, Inc 13,821
111,000 Farglory F T Z Investment Holding Co Ltd 188
206,306 FedEx Corp 35,732
701,355 *,e Finnair Oyj 292
709,831 Firstgroup plc 866
20,155 * Flughafen Zuerich AG. 3,119
79,893 Forward Air Corp 8,380
37,338 * Fraport AG. Frankfurt Airport Services Worldwide 1,512
132,828 *,e Frontier Group Holdings, Inc 1,364
24,360 Fukuyama Transporting Co Ltd 563
11,160 Genco Shipping & Trading Ltd 171
447,199 Getlink S.E. 7,161
2,218,694 * GMR Infrastructure Ltd 1,064
205,000 * Gol Linhas Aereas Inteligentes S.A. 273
128,592 e Golden Ocean Group Ltd 1,125
37,375 e Golden Ocean Group Ltd 325
7,079,870 *,e Grab Holdings Ltd 22,797
653,200 Grindrod Ltd 384
296,200 e Grupo Aeroportuario del Centro Norte Sab de C.V. 2,281
383,849 e Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,499

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
202,498 e Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) $ 4,725
301,200 *,e,g Grupo Traxion SAB de C.V. 417
406,488 Gujarat Pipavav Port Ltd 495
243,579 Gulf Warehousing Co 272
185,600 * GXO Logistics, Inc 7,923
194,000 * Hainan Meilan International Airport Co Ltd 587
17,000 Hamakyorex Co Ltd 405
26,550 Hamburger Hafen und Logistik AG. 337
201,011 Hankyu Hanshin Holdings, Inc 5,955
15,546 * Hawaiian Holdings, Inc 160
14,154 Heartland Express, Inc 217
152,724 * Hertz Global Holdings, Inc 2,350
2,908,225 * Hidrovias do Brasil S.A. 1,240
52,520 Hoegh Autoliners ASA 348
140,775 * Hub Group, Inc (Class A) 11,190
12,848,051 Hutchison Port Holdings Trust 2,486
12,479 * Hyundai Glovis Co Ltd 1,620
179,690 *,e Hyundai Merchant Marine Co Ltd 2,801
2,715 * ID Logistics Group 779
521,538 Iino Kaiun Kaisha Ltd 3,665
101,498 *,g InterGlobe Aviation Ltd 2,456
1,094,105 International Container Term Services, Inc 3,927
258,037 * Japan Airlines Co Ltd 5,256
62,300 * Japan Airport Terminal Co Ltd 3,072
2,251,800 * Jasa Marga Tbk PT 431
73,126 Jazeera Airways Co KSCP 454
19,852 JB Hunt Transport Services, Inc 3,461
25,019 * Jeju Air Co Ltd 295
162,880 JET2 plc 1,877
250,211 * JetBlue Airways Corp 1,621
1,068,915 Jiangsu Express 973
17,707 * Jin Air Co Ltd 232
13,414 *,e Joby Aviation, Inc 45
86,900 Juneyao Airlines Co Ltd 202
212,900 JWD Infologistics PCL 128
100,000 Kamigumi Co Ltd 2,036
159,864 e Kawasaki Kisen Kaisha Ltd 3,385
224,700 Keihin Electric Express Railway Co Ltd 2,366
87,593 Keio Corp 3,209
102,802 Keisei Electric Railway Co Ltd 2,921
143,696 Kelsian Group Ltd 555
601,700 * Kerry Express Thailand PCL 319
333,009 Kerry Logistics Network Ltd 597
168,525 Kintetsu Corp 5,564
308,876 * Kirby Corp 19,876
127,370 Knight-Swift Transportation Holdings, Inc 6,675
17,068 Konoike Transport Co Ltd 207
9,954 * Korea Express Co Ltd 742
1,167,125 * Korea Line Corp 2,018
121,728 * Korean Air Lines Co Ltd 2,218
55,060 Kuehne & Nagel International AG. 12,800
137,200 Kyushu Railway Co 3,038
4,472 Landstar System, Inc 728
2,232,150 Localiza Rent A Car 22,165
15,860 * Lotte Rental Co Ltd 348
283,218 * Lyft, Inc (Class A) 3,121
35,500 g Mahindra Logistics Ltd 215
413,454 * Malaysia Airports Holdings BHD 616
21,838 Marten Transport Ltd 432
42,550 Maruwa Unyu Kikan Co Ltd 506
33,430 Maruzen Showa Unyu Co Ltd 769

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,648 Matson, Inc $ 728
1,604,140 MISC BHD 2,731
53,428 Mitsubishi Logistics Corp 1,225
217,600 e Mitsui OSK Lines Ltd 5,437
63,814 Mitsui-Soko Co Ltd 1,734
92,600 Movida Participacoes S.A. 134
298,207 e MPC Container Ships AS. 492
1,217,863 MTR Corp 6,441
95,051 e Mullen Group Ltd 1,021
190,300 Nagoya Railroad Co Ltd 3,137
103,827 Nankai Electric Railway Co Ltd 2,242
1,597,423 * National Express Group plc 2,505
118,726 e Nippon Express Holdings, Inc 6,780
50,849 Nippon Konpo Unyu Soko Co Ltd 905
305,698 e Nippon Yusen Kabushiki Kaisha 7,209
59,800 Nishi-Nippon Railroad Co Ltd 1,118
9,784 Norfolk Southern Corp 2,411
723,323 *,e Norwegian Air Shuttle AS 538
8,576 * NTG Nordic Transport Group A.S. 295
254,794 Odakyu Electric Railway Co Ltd 3,300
32,293 Oesterreichische Post AG. 1,017
89,778 Old Dominion Freight Line 25,477
148,500 e Orient Overseas International Ltd 2,676
5,396,290 Pacific Basin Shipping Ltd 1,818
1,163 * PAM Transportation Services, Inc 30
149,812 * Pan Ocean Co Ltd 683
34,020 * Pegasus Hava Tasimaciligi AS. 878
1,073,400 Precious Shipping PCL 498
227,402 e Promotora y Operadora de Infraestructura SAB de C.V. 1,862
972,081 * Qantas Airways Ltd 3,935
560,920 Qatar Navigation QSC 1,554
4,338,559 Qube Logistics Holdings Ltd 8,276
164,084 * Radiant Logistics, Inc 835
241,911 Redde Northgate plc 1,205
676,760 Regional Container Lines PCL 600
773,868 Royal Mail plc 1,984
1,385,346 Rumo S.A. 4,893
239,128 * RXO, Inc 4,113
44,622 Ryder System, Inc 3,729
182,480 e Safe Bulkers, Inc 531
78,897 Sagami Railway Co Ltd 1,330
3,406 * Saia, Inc 714
96 *,† SAir Group 0
11,570 Sakai Moving Service Co Ltd 380
263,150 Sankyu, Inc 9,628
489,400 Santos Brasil Participacoes S.A. 724
149 *,e SAS AB 0 ^
80,377 * Saudi Ground Services Co 468
45,803 Saudi Industrial Services Co 248
68,797 * Saudi Public Transport Co 293
19,604 e SBS Holdings, Inc 412
148,675 Schneider National, Inc 3,479
230,600 Seibu Holdings, Inc 2,514
118,906 Seino Holdings Corp 1,054
108,096 Senko Co Ltd 793
196,139 SF Holding Co Ltd 1,625
230,390 SG Holdings Co Ltd 3,195
53,196 * Shanghai International Airport Co Ltd 441
530,760 Shanghai International Port Group Co Ltd 407
1,120,902 Shenzhen International Holdings Ltd 1,097
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
138,860 Shinwa Kaiun Kaisha Ltd $ 4,083
161,453 Shipping Corp of India Ltd 265
319,200 * SIA Engineering Co Ltd 557
974,000 Sichuan Expressway Co Ltd 226
377,700 SIMPAR S.A. 484
4,804,000 Sincere Navigation 3,113
2,019,950 e Singapore Airlines Ltd 8,340
738,700 * Singapore Airport Terminal Services Ltd 1,566
1,592,619 Singapore Post Ltd 618
1,349,000 SITC International Co Ltd 2,990
13,716 Sixt AG. 1,256
17,604 Sixt AG. (Preference) 1,024
15,194 * Skywest, Inc 251
480,366 * Southwest Airlines Co 16,174
31,814 Spirit Airlines, Inc 620
21,508 Stolt-Nielsen S.A. 593
57,383 Sumitomo Warehouse Co Ltd 852
2,453 * Sun Kwang Co Ltd 260
226,000 T.Join Transportation Co 278
64,000 T3EX Global Holdings Corp 158
2,122,501 Taiwan High Speed Rail Corp 1,983
195,674 * TAV Havalimanlari Holding AS 983
14,214 TCI Express Ltd 308
92,251 TFI International, Inc 9,239
16,586 Theeb Rent A Car Co 304
3,044,000 Tianjin Port Development Holdings Ltd 221
400,225 e TNT NV 730
153,643 Tobu Railway Co Ltd 3,584
461,218 Tokyu Corp 5,809
5,648,600 *,† Trada Alam Minera Tbk PT 0 ^
7,907 Trancom Co Ltd 444
1,088,500 Transcoal Pacific Tbk PT 556
26,549 Transport Corp of India Ltd 198
3,109,127 Transurban Group 27,354
596,520 * Turk Hava Yollari 4,494
42,798 *,e TuSimple Holdings, Inc 70
3,243,422 * Uber Technologies, Inc 80,210
396,000 U-Ming Marine Transport Corp 624
2,428,157 Union Pacific Corp 502,798
265,712 * United Airlines Holdings Inc 10,017
27,314 United International Transportation Co 333
1,032,864 United Parcel Service, Inc (Class B) 179,553
1,428 Universal Logistics Holdings Inc 48
270,200 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 647
67,336 *,† Virgin Australia Int Holdings 0 ^
30,917 VRL Logistics Ltd 202
102,637 Wallenius Wilhelmsen ASA 1,011
425,350 Wan Hai Lines Ltd 1,106
19,618 Werner Enterprises, Inc 790
187,223 West Japan Railway Co 8,129
38,291 e Westshore Terminals Investment Corp 634
77,981 * Wheels Up Experience, Inc 80
272,300 Wilson Sons Holdings Brasil S.A. 558
136,300 Wincanton plc 555
2,216,000 Wisdom Marine Lines Co Ltd 4,413
166,543 * XPO Logistics, Inc 5,544
299,521 Yamato Transport Co Ltd 4,746
1,428,455 Yang Ming Marine Transport 3,034
148,259 YTO Express Group Co Ltd 428
1,138,000 Yuexiu Transport Infrastructure Ltd 618
98,215 Yunda Holding Co Ltd 203

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,344,968 Zhejiang Expressway Co Ltd $ 1,034
85,195 e ZIM Integrated Shipping Services Ltd 1,465
283,183 ZTO Express Cayman, Inc (ADR) 7,609
TOTAL TRANSPORTATION 1,991,446
UTILITIES - 2.8%
1,602,783 A2A S.p.A. 2,137
1,589,000 Absolute Clean Energy PCL 124
10,088,991 AC Energy Corp 1,387
24,896 Acciona S.A. 4,582
120,658 ACEA S.p.A. 1,668
85,288 ACWA Power Co 3,452
297,632 Adani Gas Ltd 13,272
341,204 * Adani Green Energy Ltd 7,949
815,116 * Adani Power Ltd 2,940
301,870 * Adani Transmissions Ltd 9,426
264,600 AES Brasil Energia S.A. 483
336,635 AES Corp 9,682
686,478 AGL Energy Ltd 3,758
3,120,842 Aguas Andinas S.A. 721
782,551 e Algonquin Power & Utilities Corp 5,098
6,442 AlKhorayef Water & Power Technologies Co 240
125,627 Allete, Inc 8,104
2,255,517 Alliant Energy Corp 124,527
379,572 e AltaGas Ltd 6,554
8,601 * Altus Power, Inc 56
132,300 Alupar Investimento S.A. 709
1,754,172 Ameren Corp 155,981
2,177,090 American Electric Power Co, Inc 206,715
6,746 American States Water Co 624
70,311 American Water Works Co, Inc 10,717
1,256,453 APA Group 9,184
842 Artesian Resources Corp 49
66,898 Ascopiave S.p.A. 172
178,018 Atco Ltd 5,572
45,766 Athens Water Supply & Sewage Co S.A. 333
21,695 Atmos Energy Corp 2,431
310,018 Auren Energia S.A. 863
11,777 e Avangrid, Inc 506
21,884 Avista Corp 970
70,782 Aygaz AS 362
1,020,430 B Grimm Power PCL 1,172
708,200 Banpu Power PCL 335
1,501,900 BCPG PCL 442
400,679 Beijing Enterprises Holdings Ltd 1,279
3,358,586 Beijing Enterprises Water Group Ltd 859
1,576,000 Beijing Jingneng Clean Energy Co Ltd 371
49,301 BKW S.A. 6,746
427,665 Black Hills Corp 30,082
94,091 Boralex, Inc 2,781
3,420 e Brookfield Infrastructure Corp 133
100,404 e Brookfield Infrastructure Corp 3,906
105,507 Brookfield Renewable Corp 2,906
149,507 e Brookfield Renewable Corp 4,115
12,645 California Water Service Group 767
148,289 e Canadian Utilities Ltd 4,014
544,000 e Canvest Environment Protection Group Co Ltd 293
336,525 e Capital Power Corp 11,515
123,561 Capital Stage AG. 2,443
262,200 CECEP Solar Energy Co Ltd 276
511,010 CECEP Wind-Power Corp 280

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,809,351 Centerpoint Energy, Inc $ 114,242
1,314,651 Centrais Eletricas Brasileiras S.A. 10,450
282,839 Centrais Eletricas Brasileiras S.A. (Preference) 2,315
6,009,901 Centrica plc 6,990
661,508 CESC Ltd 610
176,613 CEZ AS 6,018
910,000 e CGN New Energy Holdings Co Ltd 314
3,613,000 g CGN Power Co Ltd 858
8,241 Chesapeake Utilities Corp 974
2,505,000 e China Datang Corp Renewable Power Co Ltd 739
931,000 e,g China Everbright Greentech Ltd 251
1,091,113 e China Everbright Water Ltd 200
2,057,965 China Gas Holdings Ltd 2,983
2,283,044 China Longyuan Power Group Corp 2,775
562,900 China National Nuclear Power Co Ltd 485
3,821,847 China Power International Development Ltd 1,609
660,312 China Resources Gas Group Ltd 2,463
1,308,373 China Resources Power Holdings Co 2,666
1,994,500 China Three Gorges Renewables Group Co Ltd 1,619
818,000 China Water Affairs Group Ltd 674
536,101 China Yangtze Power Co Ltd 1,617
595,046 Chubu Electric Power Co, Inc 6,153
269,400 e Chugoku Electric Power Co, Inc 1,382
374,301 Cia de Saneamento Basico do Estado de Sao Paulo 4,030
1,432,500 Cia de Saneamento de Minas Gerais-COPASA 4,258
159,500 Cia de Saneamento do Parana 546
453,700 Cia de Saneamento do Parana (Preference) 314
1,551,556 Cia Energetica de Minas Gerais 3,210
14,700 Cia Energetica do Ceara 125
74,700 Cia Paranaense de Energia 546
958,400 Cia Paranaense de Energia 1,433
187,400 Cia Paranaense de Energia 244
671,223 CK Infrastructure Holdings Ltd 3,502
1,921,700 CK Power PCL 253
81,140 Clearway Energy, Inc (Class A) 2,428
67,029 Clearway Energy, Inc (Class C) 2,136
1,763,817 CLP Holdings Ltd 12,850
71,463 CMS Energy Corp 4,526
20,190,571 Colbun S.A. 2,078
7,070,000 Concord New Energy Group Ltd 623
118,598 Consolidated Edison, Inc 11,304
311,628 Constellation Energy Corp 26,865
1,069,127 Contact Energy Ltd 5,232
66,859 Corp ACCIONA Energias Renovables S.A. 2,584
230,100 CPFL Energia S.A. 1,446
3,888 Daesung Holdings Co Ltd 336
740,300 * Datang International Power Generation Co Ltd 298
1,554,343 Dominion Energy, Inc 95,312
74,509 * Doral Group Renewable Energy Resources Ltd 175
926,692 Drax Group plc 7,861
30,281 DTE Energy Co 3,559
256,474 Duke Energy Corp 26,414
4,988,135 E.ON AG. 49,592
126,433 Edison International 8,044
276,000 EDP - Energias do Brasil S.A. 1,089
290,520 EDP Renovaveis S.A. 6,402
431,100 Electric Power Development Co 6,847
578,343 e Electricite de France 7,425
336,217 Electricity Generating PCL 1,674
33,463 e Elia System Operator S.A. 4,757
308,041 Emera, Inc 11,773

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,708 Enagas $ 28
149,020 Endesa S.A. 2,809
724,127 * Enea S.A. 993
33,060,557 Enel Chile S.A. 1,520
13,562,722 Enel S.p.A. 72,942
2,317,356 Energias de Portugal S.A. 11,552
193,033 Energisa S.A. 1,617
263,040 Energix-Renewable Energies Ltd 829
1,831,244 Energy Absolute PCL 5,118
256,510 g Enerjisa Enerji AS. 495
23,499,503 Enersis S.A. 3,144
966,300 * Eneva S.A. 2,184
188,048 Engie Brasil Energia S.A. 1,350
546,999 * Engie Energia Chile S.A. 316
2,542,986 Engie S.A. 36,380
1,032,298 * Enlight Renewable Energy Ltd 2,099
536,835 ENN Energy Holdings Ltd 7,499
200,400 ENN Natural Gas Co Ltd 463
68,998 Entergy Corp 7,762
1,085,319 Equatorial Energia S.A. 5,559
32,843 e eRex Co Ltd 543
60,618 ERG S.p.A. 1,879
72,665 Essential Utilities Inc 3,468
35,042 Evergy, Inc 2,205
120,993 Eversource Energy 10,144
38,139 EVN AG. 690
941,326 Exelon Corp 40,694
4,800 *,e Fastned BV 198
2,171,960 FirstEnergy Corp 91,092
554,753 e Fortis, Inc 22,198
298,599 Fortum Oyj 4,973
2,638,620 GAIL India Ltd 3,064
844,500 GD Power Development Co Ltd 518
563,854 Genesis Energy Ltd 923
779,257 Global Power Synergy Co Ltd 1,643
491,752 *,e Greenvolt-Energias Renovaveis S.A. 4,106
13,515 *,e Grenergy Renovables S.A. 401
2,087,210 Guangdong Investments Ltd 2,131
164,476 Gujarat Gas Ltd 966
334,562 Gujarat State Petronet Ltd 1,064
3,128,027 Gulf Energy Development PCL 4,987
4,895,300 Gunkul Engineering PCL 740
17,183 Hawaiian Electric Industries, Inc 719
928,445 e Hera S.p.A. 2,504
2,687,000 HK Electric Investments & HK Electric Investments Ltd 1,777
154,293 Hokkaido Electric Power Co, Inc 545
158,077 e Hokuriku Electric Power Co 656
67,369 Holding CO ADMIE IPTO S.A. 123
11,974,979 Hong Kong & China Gas Ltd 11,357
1,478,438 Hong Kong Electric Holdings Ltd 8,080
425,919 Huadian Power International Corp Ltd (Class A) 359
428,766 Huaneng Power International, Inc - A 468
2,818,751 e Huaneng Power International, Inc - H 1,328
380,933 e,g Hydro One Ltd 10,204
6,006,137 Iberdrola S.A. 70,113
7,936 Idacorp, Inc 856
390,088 * Indiabulls Infrastructure and Power Ltd 199
346,837 Indraprastha Gas Ltd 1,734
731,464 Infratil Ltd 4,016
144,931 Innergex Renewable Energy, Inc 1,734
1,027,900 *,† Inter Far East Energy Corp 0 ^

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
505,833 Interconexion Electrica S.A. $ 2,213
438,710 Inversiones Aguas Metropolitanas S.A. 246
2,007,337 Iride S.p.A. 3,153
481,298 Italgas S.p.A 2,672
14,199,804 * Jaiprakash Power Ventures Ltd 1,292
264,600 Jiangsu Eastern Shenghong Co Ltd 494
791,728 Kansai Electric Power Co, Inc 7,688
20,473 Kenon Holdings Ltd 675
3,443,893 Keppel Infrastructure Trust 1,389
175,012 Korea Electric Power Corp 3,022
1,231,200 Kyushu Electric Power Co, Inc 6,959
313,066 Light S.A. 276
68,080 Mahanagar Gas Ltd 689
3,900,700 Malakoff Corp BHD 575
270,202 Manila Electric Co 1,452
1,138,600 Manila Water Co, Inc 390
576,900 Mega First Corp BHD 434
707,725 Mercury NZ Ltd 2,500
1,350,524 Meridian Energy Ltd 4,492
46,359 MGE Energy, Inc 3,264
721 Middlesex Water Co 57
39,637 *,e Montauk Renewables, Inc 437
13,488 National Fuel Gas Co 854
31,641 National Gas & Industrialization Co 441
4,585,594 National Grid plc 54,932
82,360 Naturgy Energy Group S.A. 2,140
49,067 g Neoen S.A. 1,984
182,049 New Jersey Resources Corp 9,033
5,586,880 NextEra Energy, Inc 467,063
107,687 Nippon Gas Co Ltd 1,685
63,853 NiSource, Inc 1,751
273,510 Northland Power Income Fund 7,500
67,574 Northwest Natural Holding Co 3,216
16,637 NorthWestern Corp 987
159,299 NRG Energy, Inc 5,069
4,346,895 NTPC Ltd 8,742
1,243,020 * ODAS Elektrik Uretim ve Sanayi Ticaret AS. 748
158,721 OGE Energy Corp 6,277
34,001 Okinawa Electric Power Co, Inc 261
310,700 * Omega Energia S.A. 564
16,425 e ONE Gas, Inc 1,244
117,642 * OPC Energy Ltd 1,316
52,454 * Opdenergy Holdings S.A. 216
1,743,414 Origin Energy Ltd 9,125
7,097 e Ormat Technologies, Inc 614
197,069 g Orsted AS 17,816
235,734 Osaka Gas Co Ltd 3,798
64,876 Otter Tail Corp 3,809
36,880 * OY Nofar Energy Ltd 976
298,295 Pennon Group plc 3,207
935,778 Petronas Gas BHD 3,637
1,495,775 *,b PG&E Corp 24,321
1,011,671 * PGE Polska Grupa Energetyczna S.A. 1,596
17,740 Pinnacle West Capital Corp 1,349
26,126 PNM Resources, Inc 1,275
203,831 e Portland General Electric Co 9,988
3,525,562 Power Grid Corp of India Ltd 9,090
116,306 PPL Corp 3,398
11,126,800 PT Perusahaan Gas Negara Persero Tbk 1,257
209,968 * Public Power Corp 1,474
394,977 Public Service Enterprise Group, Inc 24,200

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
34,076 * Pure Cycle Corp $ 357
499,267 Qatar Electricity & Water Co 2,427
755,040 Ratch Group PCL 933
2,605 e Red Electrica Corp S.A. 45
401,465 Redes Energeticas Nacionais S.A. 1,083
217,169 * Reliance Energy Ltd 361
13,137,774 * Reliance Power Ltd 2,271
32,300 *,e RENOVA, Inc 578
92,822 Rubis S.C.A 2,444
1,962,766 RWE AG. 86,769
13,100 Saibu Gas Co Ltd 169
7,211 * Sam Kwang Glass Ind Co Ltd 177
1,635 * Samchully Co Ltd 507
945,832 Saudi Electricity Co 5,847
128,772 g Scatec Solar ASA 1,036
954,990 Scottish & Southern Energy plc 19,641
1,005,578 SembCorp Industries Ltd 2,539
305,434 Sempra Energy 47,202
1,695 Severn Trent plc 54
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 344
135,700 Shanghai Electric Power Co Ltd 195
184,088 Shenzhen Energy Group Co Ltd 168
362,642 Shikoku Electric Power Co, Inc 2,103
99,110 e Shizuoka Gas Co Ltd 827
123,900 Sichuan Chuantou Energy Co Ltd 218
32,317 SJW Corp 2,624
12,656 Snam Rete Gas S.p.A. 61
76,482 * Solaria Energia y Medio Ambiente S.A. 1,402
116,378 South Jersey Industries, Inc 4,135
521,231 Southern Co 37,221
18,477 Southwest Gas Holdings Inc 1,143
633,900 SPCG PCL 265
224,993 Spire, Inc 15,493
48,904 *,e Sunnova Energy International, Inc 881
21,332,200 Super Energy Corp PCL (Foreign) 406
591,735 e Superior Plus Corp 4,908
1,411,100 Synergy Grid & Development Phils, Inc 282
273,000 Taiwan Cogeneration Corp 288
1,597,965 Tata Power Co Ltd 4,004
1,153,363 * Tauron Polska Energia S.A. 560
63,506 Telecom Plus plc 1,681
2,977,604 Tenaga Nasional BHD 6,509
57,141 Terna Energy S.A. 1,248
1,318,487 Terna Rete Elettrica Nazionale S.p.A. 9,737
72,600 Toho Gas Co Ltd 1,382
462,300 Tohoku Electric Power Co, Inc 2,422
1,059,196 * Tokyo Electric Power Co, Inc 3,815
1,053,542 Tokyo Gas Co Ltd 20,628
188,374 Torrent Power Ltd 1,119
1,109,000 Towngas China Co Ltd 555
2,368,300 TPI Polene Power PCL 232
670,361 e TransAlta Corp 5,996
457,714 e TransAlta Renewables, Inc 3,803
206,400 Transmissora Alianca de Energia Eletrica S.A. 1,358
1,554,000 TTW PCL 404
32,650 UGI Corp 1,210
155,319 e Uniper SE 427
4,573 United Utilities Group plc 55
4,722 Unitil Corp 243
712,216 Veolia Environnement 18,300
72,467 Verbund AG. 6,092

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,481 e Via Renewables, Inc $ 33
589,843 Vistra Energy Corp 13,684
35,976 *,e Voltalia S.A. 656
1,280,388 WEC Energy Group, Inc 120,049
24,830 e West Holdings Corp 826
1,575,138 Xcel Energy, Inc 110,433
7,852,000 YTL Corp BHD 1,034
2,132,100 YTL Power International BHD 346
TOTAL UTILITIES 2,974,166
TOTAL COMMON STOCKS 103,807,302
(Cost $105,008,677)
PURCHASED OPTIONS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
137,000 West Pharmaceutical Services, Inc 1,110
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,110
TOTAL PURCHASED OPTIONS 1,110
(Cost $2,058)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
BANKS - 0.0%
1,495,162 Bank Tabungan Negara Persero Tbk PT 14
TOTAL BANKS 14
CAPITAL GOODS - 0.0%
26,206 †,e Webuild S.p.A 08/02/30 24
TOTAL CAPITAL GOODS 24
CONSUMER DURABLES & APPAREL - 0.0%
1,258,844 e Cie Financiere Richemont S.A. 11/27/23 1,048
12,861 e PLBY Group, Inc 0
TOTAL CONSUMER DURABLES & APPAREL 1,048
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 0
TOTAL CONSUMER SERVICES 0
DIVERSIFIED FINANCIALS - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL DIVERSIFIED FINANCIALS 0 ^
ENERGY - 0.0%
8,715 e Weatherford International plc 12/13/23 2
TOTAL ENERGY 2
MATERIALS - 0.0%
1,081 Hanwha Solutions Corp 1
3,866 Lotte Chemical Corp 110
TOTAL MATERIALS 111

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 † Chinook Therapeutics, Inc $ 0
5,345 † Genexine, Inc RIGHT 18
20,027 †,e Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19
TRANSPORTATION - 0.0%
9,755 Localiza Rent a Car S.A. 20
TOTAL TRANSPORTATION 20
UTILITIES - 0.0%
1,423 AES Brasil Energia S.A. 0 ^
TOTAL UTILITIES 0 ^
TOTAL RIGHTS/WARRANTS 1,238
(Cost $180)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.5%
$ 2,500,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 2,500
63,000,000 FFCB 0 .000 01/09/23 62,955
45,985,000 Federal Home Loan Bank (FHLB) 0 .000 01/06/23 45,969
50,200,000 FHLB 0 .000 01/11/23 50,151
15,000,000 FHLB 0 .000 01/13/23 14,982
20,000,000 FHLB 0 .000 01/18/23 19,964
25,000,000 FHLB 0 .000 02/06/23 24,896
42,000,000 FHLB 0 .000 02/10/23 41,801
60,000,000 FHLB 0 .000 02/15/23 59,684
15,000,000 FHLB 0 .000 02/27/23 14,899
10,000,000 FHLB 0 .000 03/10/23 9,920
25,000,000 FHLB 0 .000 03/24/23 24,759
35,000,000 FHLB 0 .000 04/14/23 34,570
75,000,000 FHLB 0 .000 04/24/23 73,987
29,460,000 FHLB 0 .000 06/28/23 28,817
25,000,000 Tennessee Valley Authority (TVA) 0 .000 01/11/23 24,976
TOTAL GOVERNMENT AGENCY DEBT 534,830
REPURCHASE AGREEMENT - 0.5%
477,110,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 477,110
TOTAL REPURCHASE AGREEMENT 477,110
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
CERTIFICATE OF DEPOSIT - 0.2%
12,500,000 Australia and New Zealand Banking Group 4 .900 04/05/23 12,500
14,500,000 Credit Agricole 4 .790 02/03/23 14,500
10,000,000 Credit Agricole 4 .980 05/03/23 10,000
5,000,000 ING US Funding LLC 4 .820 02/24/23 5,000
13,000,000 Lloyds Bank PLC 4 .810 01/20/23 13,000
13,000,000 Lloyds Bank PLC 5 .000 05/08/23 13,000
12,000,000 Mizuho Bank Ltd 4 .700 03/20/23 12,000
9,500,000 Mizuho Bank Ltd 5 .080 04/26/23 9,500
9,000,000 MUFG Bank 4 .810 02/17/23 9,000
10,000,000 MUFG Bank 4 .900 02/28/23 10,000
2,000,000 MUFG Bank 4 .880 03/16/23 2,000
13,200,000 National Bank of Canada 4 .700 03/16/23 13,200
13,000,000 NATixis 4 .800 02/01/23 13,000
9,000,000 Nordea Bank AB publ 4 .970 06/07/23 9,000
13,000,000 Skandinaviska Enskilda Banken AG 4 .910 04/20/23 13,000

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 Skandinaviska Enskilda Banken AG 4 .980% 04/28/23 $ 10,000
13,000,000 The Canadian Imperial Bank of Commerce 5 .000 06/02/23 13,000
9,500,000 The Canadian Imperial Bank of Commerce 5 .040 08/09/23 9,500
TOTAL CERTIFICATE OF DEPOSIT 191,200
REPURCHASE AGREEMENT - 0.8%
15,000,000 s Calyon 4 .200 01/03/23 15,000
50,000,000 t Calyon 4 .300 01/03/23 50,000
50,000,000 u Citigroup 4 .300 01/03/23 50,000
75,000,000 v Citigroup 4 .300 01/05/23 75,000
30,000,000 w Deutsche Bank 4 .260 01/03/23 30,000
40,000,000 x HSBC 4 .300 01/03/23 40,000
100,000,000 y JP Morgan 4 .300 01/03/23 100,000
25,910,000 z Merrill Lynch 4 .000 01/03/23 25,910
25,910,000 z Merrill Lynch 4 .000 01/03/23 25,910
6,101,000 aa Merrill Lynch 4 .200 01/03/23 6,101
50,000,000 ab Merrill Lynch 3 .950 01/03/23 50,000
100,000,000 ac Merrill Lynch 4 .300 01/03/23 100,000
100,000,000 ad Nomura 4 .270 01/03/23 100,000
100,000,000 ae Royal Bank of Scotland 4 .260 01/03/23 100,000
10,000,000 af Societe Generale 4 .260 01/03/23 10,000
40,000,000 ag Societe Generale 4 .300 01/03/23 40,000
50,000,000 ah Societe Generale 4 .300 01/06/23 50,000
TOTAL REPURCHASE AGREEMENT 867,921
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 1,059,121
TOTAL SHORT-TERM INVESTMENTS 2,071,061
(Cost $2,070,956)
TOTAL INVESTMENTS - 100.9% 105,880,765
(Cost $107,081,935)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (993,458)
NET ASSETS - 100.0% $104,887,307
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
HDC Housing Development Corporation
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
a
Affiliated holding
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,515,203,871.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $477,110,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 0.875%–1.500% and maturity dates 11/30/28–1/15/29, valued at $486,652,268.
s Agreement with Calyon, 4.200% dated 12/30/22 to be repurchased at $15,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 1.125%
and maturity date 2/29/28, valued at $15,300,018.
t Agreement with Calyon, 4.300% dated 12/30/22 to be repurchased at $50,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 2.000%
and maturity date 1/20/51, valued at $51,000,000.
u Agreement with Citigroup, 4.300% dated 12/30/22 to be repurchased at $50,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
2.500%–4.000% and maturity dates 2/20/51–5/20/51, valued at $51,000,756.
v Agreement with Citigroup, 4.300% dated 12/29/22 to be repurchased at $75,000,000 on 1/5/23, collateralized by Government Agency Securities, with coupon rates
2.000%–5.500% and maturity dates 5/20/50–9/20/50, valued at $76,500,528.
w Agreement with Deutsche Bank, 4.260% dated 12/30/22 to be repurchased at $30,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 5/15/26, valued at $30,600,000.
x Agreement with HSBC, 4.300% dated 12/30/22 to be repurchased at $40,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–5.000% and maturity dates 11/1/40–11/1/52, valued at $40,800,000.
y Agreement with JP Morgan, 4.300% dated 12/30/22 to be repurchased at $100,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.500%–7.000% and maturity dates 12/1/25–10/1/52, valued at $102,000,000.
z Agreement with Merrill Lynch, 4.000% dated 12/30/22 to be repurchased at $25,910,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/20/52, valued at $26,428,200.
aa Agreement with Merrill Lynch, 4.200% dated 12/30/22 to be repurchased at $6,101,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
3.430%–3.560% and maturity dates 5/17/33–4/6/45, valued at $6,223,302.
ab Agreement with Merrill Lynch, 3.950% dated 12/30/22 to be repurchased at $50,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
1.375% and maturity date 12/31/28, valued at $51,000,065.
ac Agreement with Merrill Lynch, 4.300% dated 12/30/22 to be repurchased at $100,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
2.000%–4.000% and maturity dates 8/20/50–5/20/52, valued at $102,000,000.
ad Agreement with Nomura, 4.270% dated 12/30/22 to be repurchased at $100,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.000%–3.750% and maturity dates 7/31/28–11/15/43, valued at $102,000,026.
ae Agreement with Royal Bank of Scotland, 4.260% dated 12/30/22 to be repurchased at $100,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates 0.125%–2.625% and maturity dates 7/31/23–3/31/29, valued at $102,000,031.
af Agreement with Societe Generale, 4.260% dated 12/30/22 to be repurchased at $10,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 12/28/23, valued at $10,200,033.
ag Agreement with Societe Generale, 4.300% dated 12/30/22 to be repurchased at $40,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 3/9/23, valued at $40,800,053.
ah Agreement with Societe Generale, 4.300% dated 12/30/22 to be repurchased at $50,000,000 on 1/6/23, collateralized by Government Agency Securities, with coupon rates 0.000%–4.323% and maturity dates 1/3/23–4/30/24, valued at $51,000,094.
Purchased options outstanding as of December 31, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
West Pharmaceutical Services, Inc, Put 1,370 $ 2,058 $ 210 .00 03/17/23 $ 1,110
Written options outstanding as of December 31, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Put 20 $ (9) $ 50 .00 01/20/23 $ (0) ^
JPMorgan Chase & Co, Call 10 (4) 140 .00 01/20/23 (1)
NVIDIA Corp, Put 10 (10) 105 .00 01/20/23 (0) ^
S&P 500 Index, Call 5 (10) 4,300 .00 01/20/23 (0) ^
Tesla, Inc, Put 10 (1) 110 .00 01/20/23 (5)
West Pharmaceutical Services, Inc, Call 1,370 (1,710) 240 .00 03/17/23 (2,404)
West Pharmaceutical Services, Inc, Put 1,370 (408) 170 .00 03/17/23 (312)

Portfolio of investments
CREF Stock Account December 31, 2022

College Retirement Equities Fund
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Wolfspeed, Inc, Put 20 $ (14) $ 70 .00 03/17/23 $ (18)
Wolfspeed, Inc, Put 20 (19) 75 .00 03/17/23 (23)
Total 2,835  $ (2,185)  $ (2,763)
^ Amount represents less than $1,000.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 458 03/17/23  $ 41,487 $ 40,553 $ (934)
S&P 500 E Mini Index 2,996 03/17/23 594,521 578,378 (16,143)
S&P Mid-Cap 400 E Mini Index 249 03/17/23 61,915 60,821 (1,094)
Total 3,703   $ 697,923  $ 679,752  $ (18,171)

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
TOTAL BONDS 14
(Cost $16)
SHARES COMPANY
COMMON STOCKS - 98.2%
AUSTRALIA - 1.7%
770,364 * AMP Ltd 685
86,876 AngloGold Ashanti Ltd 1,693
1,964,428 ANZ Group Holdings Ltd 31,645
214,504 APA Group 1,568
43,394 Australian Stock Exchange Ltd 1,999
882,951 BHP Billiton Ltd 27,351
40,267 Cochlear Ltd 5,561
396,824 Commonwealth Bank of Australia 27,561
154,862 Endeavour Group Ltd 674
188,466 * Flutter Entertainment plc 25,515
69,911 * Flutter Entertainment plc 9,580
18,612,726 Glencore Xstrata plc 124,122
728,973 IDP Education Ltd 13,434
4,239,585 Ingenia Communities Group 12,829
518,055 Insurance Australia Group Ltd 1,665
78,644 Macquarie Group Ltd 8,878
29,424 Magellan Financial Group Ltd 178
617,350 Medibank Pvt Ltd 1,232
278,422 *,e Megaport Ltd 1,193
293,592 Mineral Resources Ltd 15,401
716,479 National Australia Bank Ltd 14,547
2,624,976 *,e PointsBet Holdings Ltd 2,611
207,978 * Qantas Airways Ltd 842
329,345 QBE Insurance Group Ltd 2,988
282,659 Suncorp-Metway Ltd 2,303
824,764 Telstra Corp Ltd 2,230
88,350 Wesfarmers Ltd 2,755
822,272 Westpac Banking Corp 13,018
1,221,616 Whitehaven Coal Ltd 7,783
120,307 Woodside Energy Group Ltd 2,914
154,862 Woolworths Ltd 3,536
TOTAL AUSTRALIA 368,291
AUSTRIA - 0.1%
308,609 g BAWAG Group AG. 16,446
166,605 Erste Bank der Oesterreichischen Sparkassen AG. 5,330
12,420 Verbund AG. 1,044
TOTAL AUSTRIA 22,820
BELGIUM - 0.1%
93,007 Anheuser-Busch InBev S.A. 5,602

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
275,314 KBC Groep NV $ 17,726
TOTAL BELGIUM 23,328
BERMUDA - 0.0%
10,387 RenaissanceRe Holdings Ltd 1,914
TOTAL BERMUDA 1,914
BRAZIL - 1.2%
1,012,400 AMBEV S.A. 2,767
4,670,762 Americanas S.A. 8,519
123,600 Atacadao Distribuicao Comercio e Industria Ltd 346
478,800 B3 SA-Brasil Bolsa Balcao 1,196
1,891,618 Banco Bradesco S.A. 4,822
15,616,118 Banco Bradesco S.A. (Preference) 44,545
3,983,460 Banco BTG Pactual S.A. - Unit 18,019
67,432 Banco do Brasil S.A. 436
26,700 Banco Santander Brasil S.A. 143
142,700 BB Seguridade Participacoes S.A. 908
40,100 Braskem S.A. 182
133,000 * BRF S.A. 207
257,873 Centrais Eletricas Brasileiras S.A. 2,050
53,500 Centrais Eletricas Brasileiras S.A. (Preference) 438
256,600 Cia de Concessoes Rodoviarias 527
71,300 Cia de Saneamento Basico do Estado de Sao Paulo 768
273,805 Cia Energetica de Minas Gerais 566
132,600 Cia Siderurgica Nacional S.A. 361
257,268 Cosan SA Industria e Comercio 834
42,000 CPFL Energia S.A. 264
39,500 Energisa S.A. 331
36,850 Engie Brasil Energia S.A. 265
208,699 Equatorial Energia S.A. 1,069
236,000 Gerdau S.A. (Preference) 1,297
597,314 *,g Hapvida Participacoes e Investimentos S.A. 576
249,500 Hypermarcas S.A. 2,139
392,781 Investimentos Itau S.A. - PR 631
10,361,119 Itau Unibanco Holding S.A. 49,072
161,000 Klabin S.A. 608
1,291,264 Localiza Rent A Car 12,822
202,592 Lojas Renner S.A. 785
22,271,000 * Magazine Luiza S.A. 11,554
9,408 * MercadoLibre, Inc 7,961
189,395 Natura & Co Holding S.A. 412
2,060,604 *,e NU Holdings Ltd 8,387
300,000 * Pagseguro Digital Ltd 2,622
1,297,400 * Petro Rio S.A. 9,139
823,500 Petroleo Brasileiro S.A. 4,367
1,049,638 Petroleo Brasileiro S.A. (Preference) 4,870
219,900 Raia Drogasil S.A. 990
90,929 g Rede D'Or Sao Luiz S.A. 508
269,400 Rumo S.A. 952
185,300 Sendas Distribuidora S.A. 685
345,178 * StoneCo Ltd 3,258
158,622 Suzano SA 1,465
114,800 Telefonica Brasil S.A. 829
199,300 TIM S.A. 467
99,600 Totvus S.A. 519
148,800 Ultrapar Participacoes S.A. 353
1,933,464 Vale S.A. 32,757
233,500 Vibra Energia S.A. 685
350,820 Weg S.A. 2,548
378,464 Wheaton Precious Metals Corp 14,786

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
202,000 * XP, Inc $ 3,099
TOTAL BRAZIL 270,706
CANADA - 2.7%
209,123 Agnico-Eagle Mines Ltd 10,867
1,154,998 Alimentation Couche-Tard, Inc 50,755
437,176 e Bank of Montreal 39,604
271,945 Bank of Nova Scotia 13,324
629,769 Barrick Gold Corp 10,795
15,147 * Brookfield Asset Management Ltd 434
60,167 * Brookfield Corp 1,892
423 Brookfield Reinsurance Ltd 13
731,199 e Cameco Corp 16,574
199,565 Canadian Imperial Bank of Commerce 8,073
414,109 Canadian National Railway Co 49,192
213,543 Canadian Natural Resources Ltd 11,858
852,618 e Canadian Pacific Railway Ltd 63,569
46,850 e CI Financial Corp 468
477,226 Dollarama, Inc 27,911
325,841 e Enbridge, Inc 12,735
5,995 Fairfax Financial Holdings Ltd 3,551
23,986 First Capital Real Estate Investment Trust 298
44,603 Franco-Nevada Corp 6,080
62,382 e Great-West Lifeco, Inc 1,442
23,972 iA Financial Corp, Inc 1,403
18,586 e IGM Financial, Inc 519
32,056 Intact Financial Corp 4,615
724,647 *,e Lightspeed Commerce, Inc 10,356
434,757 Manulife Financial Corp 7,754
75,286 e National Bank of Canada 5,073
433,573 Nutrien Ltd 31,653
18,660 Onex Corp 900
124,572 e Power Corp Of Canada 2,930
120,337 RioCan Real Estate Investment Trust 1,878
319,067 Royal Bank of Canada 29,998
2,641,275 * Shopify, Inc (Class A) 91,703
131,050 Sun Life Financial, Inc 6,083
459,862 Suncor Energy, Inc 14,587
472,145 Teck Cominco Ltd 17,843
38,893 Thomson Reuters Corp 4,437
12,631 TMX Group Ltd 1,264
405,553 Toronto-Dominion Bank 26,259
12,683 e West Fraser Timber Co Ltd 916
TOTAL CANADA 589,606
CHILE - 0.0%
3,381,156 Banco de Chile 351
4,049 Banco de Credito e Inversiones 116
4,823,871 Banco Santander Chile S.A. 193
311,362 Cencosud S.A. 512
27,270 Cia Cervecerias Unidas S.A. 182
3,102,246 Compania SudAmericana de Vapores S.A. 245
237,034 Empresas CMPC S.A. 396
86,480 Empresas COPEC S.A. 645
5,935,429 Enel Chile S.A. 273
4,595,994 Enersis S.A. 615
161,976 SACI Falabella 315
30,568 Sociedad Quimica y Minera de Chile S.A. (Class B) 2,469
TOTAL CHILE 6,312

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
CHINA - 2.7%
24,700 360 Finance, Inc (ADR) $ 503
34,200 360 Security Technology, Inc 32
1,347 3peak, Inc 53
124,000 g 3SBio, Inc 131
64,000 e AAC Technologies Holdings, Inc 145
7,918 * Advanced Micro-Fabrication Equipment, Inc China 112
12,600 AECC Aero-Engine Control Co Ltd 46
24,700 AECC Aviation Power Co Ltd 150
2,498,000 Agricultural Bank of China Ltd 855
448,400 Agricultural Bank of China Ltd (Class A) 188
33,129 Aier Eye Hospital Group Co Ltd 148
36,800 * Air China Ltd 56
152,000 *,e Air China Ltd (H shares) 135
30,207 Airtac International Group 912
3,811,672 * Alibaba Group Holding Ltd 41,825
390,000 * Alibaba Health Information Technology Ltd 328
950,000 Aluminum Corp of China Ltd 402
196,200 Aluminum Corp of China Ltd (Class A) 126
4,484 * Amlogic Shanghai Co Ltd 45
3,600 Angel Yeast Co Ltd 23
98,000 Anhui Conch Cement Co Ltd 341
20,600 Anhui Conch Cement Co Ltd (Class A) 81
9,200 Anhui Gujing Distillery Co Ltd 147
2,000 Anhui Gujing Distillery Co Ltd (Class A) 77
2,730 Anhui Honglu Steel Construction Group Co Ltd 11
4,000 Anhui Kouzi Distillery Co Ltd 33
9,900 Anhui Yingjia Distillery Co Ltd 89
247,000 Anta Sports Products Ltd 3,213
8,400 Apeloa Pharmaceutical Co Ltd 26
14,800 * Asia-Potash International Investment Guangzhou Co Ltd 58
1,820 Asymchem Laboratories Tianjin Co Ltd 39
5,800 Autohome, Inc (ADR) 178
24,200 Avary Holding Shenzhen Co Ltd 95
6,200 Avic Capital Co Ltd 3
29,300 AVIC Electromechanical Systems Co Ltd 42
90,000 AviChina Industry & Technology Co 40
5,600 † AVICOPTER plc 37
472,816 * Baidu, Inc 6,743
103,200 Bank of Beijing Co Ltd 64
90,900 Bank of Changsha Co Ltd 88
19,300 Bank of Chengdu Co Ltd 42
221,900 Bank of China Ltd - A 101
17,079,000 Bank of China Ltd - H 6,181
218,700 Bank of Communications Co Ltd - A 149
770,000 Bank of Communications Co Ltd - H 442
30,200 Bank of Hangzhou Co Ltd 57
71,380 Bank of Jiangsu Co Ltd 75
45,600 Bank of Nanjing Co Ltd 68
29,600 Bank of Ningbo Co Ltd 138
66,422 Bank of Shanghai Co Ltd 56
75,600 Bank of Suzhou Co Ltd 85
338,100 Baoshan Iron & Steel Co Ltd 271
82,300 BBMG Corp 30
48,400 * BeiGene Ltd 821
7,000 * BeiGene Ltd (ADR) 1,540
160,000 * Beijing Capital International Airport Co Ltd 117
29,400 Beijing Dabeinong Technology Group Co Ltd 38
6,300 Beijing Easpring Material Technology Co Ltd 51
18,600 Beijing Enlight Media Co Ltd 23
45,000 Beijing Enterprises Holdings Ltd 144

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
352,000 Beijing Enterprises Water Group Ltd $ 90
5,828 Beijing Kingsoft Office Software, Inc 221
20,900 Beijing New Building Materials plc 78
35,400 Beijing Originwater Technology Co Ltd 24
11,424 Beijing Shiji Information Technology Co Ltd 25
7,100 Beijing Tongrentang Co Ltd 46
4,345 Beijing United Information Technology Co Ltd 55
6,630 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 121
16,300 Beijing Yanjing Brewery Co Ltd 25
2,000 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 29
4,400 Bethel Automotive Safety Systems Co Ltd 50
3,400 Betta Pharmaceuticals Co Ltd 24
2,200 BGI Genomics Co Ltd 16
14,720 * Bilibili, Inc 349
4,203 Bloomage Biotechnology Corp Ltd 82
829,000 BOC Hong Kong Holdings Ltd 2,814
5,700 BOC International China Co Ltd 9
195,000 BOE Technology Group Co Ltd 95
256,000 Bosideng International Holdings Ltd 121
5,800 BTG Hotels Group Co Ltd 21
8,400 BYD Co Ltd 309
228,500 BYD Co Ltd (H shares) 5,606
56,500 BYD Electronic International Co Ltd 181
7,100 By-health Co Ltd 23
144,000 e C&D International Investment Group Ltd 418
30,930 Caitong Securities Co Ltd 32
49,600 CECEP Solar Energy Co Ltd 52
93,770 CECEP Wind-Power Corp 51
339,000 g CGN Power Co Ltd 81
1,000 Chacha Food Co Ltd 7
2,000 Changchun High & New Technology Industry Group, Inc 48
24,000 Changjiang Securities Co Ltd 18
1,300 Changzhou Xingyu Automotive Lighting Systems Co Ltd 24
24,600 Chaozhou Three-Circle Group Co Ltd 109
17,000 Chengtun Mining Group Co Ltd 14
11,000 Chengxin Lithium Group Co Ltd 59
36,600 China Baoan Group Co Ltd 64
879,000 China Cinda Asset Management Co Ltd 121
799,000 China Citic Bank 354
526,000 China Coal Energy Co 427
230,000 China Communications Services Corp Ltd 84
127,500 China Conch Venture Holdings Ltd 277
74,200 China Construction Bank Corp - A 60
20,805,000 China Construction Bank Corp - H 13,011
60,800 China CSSC Holdings Ltd 194
36,600 * China Eastern Airlines Corp Ltd 29
486,300 China Energy Engineering Corp Ltd 160
225,800 China Everbright Bank Co Ltd - A 100
363,000 China Everbright Bank Co Ltd - H 111
314,555 China Everbright International Ltd 140
275,000 g China Feihe Ltd 233
333,500 China Galaxy Securities Co Ltd 162
25,200 China Galaxy Securities Co Ltd (Class A) 34
235,200 China Gas Holdings Ltd 341
9,700 China Great Wall Securities Co Ltd 12
27,400 China Greatwall Technology Group Co Ltd 40
563,000 China Hongqiao Group Ltd 531
407,400 China Insurance International Holdings Co Ltd 506
122,400 g China International Capital Corp Ltd 232
4,600 China International Capital Corp Ltd 25
146,525 China International Travel Service Corp Ltd 4,536

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
198,000 China Jinmao Holdings Group Ltd $ 42
19,929 China Jushi Co Ltd 39
90,000 China Lesso Group Holdings Ltd 93
1,663,000 China Life Insurance Co Ltd 2,838
37,800 China Life Insurance Co Ltd (Class A) 201
32,600 *,g China Literature Ltd 126
259,000 China Longyuan Power Group Corp 315
115,000 China Medical System Holdings Ltd 180
21,700 China Meheco Co Ltd 54
48,000 China Meidong Auto Holdings Ltd 98
692,000 China Mengniu Dairy Co Ltd 3,120
1,402,000 China Merchants Bank Co Ltd 7,758
728,800 China Merchants Bank Co Ltd (Class A) 3,886
158,400 China Merchants Energy Shipping Co Ltd 127
117,426 China Merchants Holdings International Co Ltd 171
37,020 China Merchants Securities Co Ltd 71
44,700 China Merchants Shekou Industrial Zone Holdings Co Ltd 81
9,600 China Minmetals Rare Earth Co Ltd 45
198,100 China Minsheng Banking Corp Ltd - A 98
573,300 e China Minsheng Banking Corp Ltd - H 198
825,000 China Molybdenum Co Ltd 378
89,300 China Molybdenum Co Ltd (Class A) 58
308,000 China National Building Material Co Ltd 252
33,800 China National Chemical Engineering Co Ltd 39
97,100 China National Nuclear Power Co Ltd 84
45,100 China Northern Rare Earth Group High-Tech Co Ltd 162
484,000 China Oilfield Services Ltd 588
661,435 China Overseas Land & Investment Ltd 1,731
45,000 China Overseas Property Holdings Ltd 47
100,700 China Pacific Insurance Group Co Ltd - A 355
608,000 China Pacific Insurance Group Co Ltd - H 1,345
425,000 China Power International Development Ltd 179
105,500 China Railway Group Ltd - A 84
363,000 China Railway Group Ltd - H 191
107,856 China Railway Signal & Communication Corp Ltd 74
604,000 China Resources Beer Holdings Company Ltd 4,201
221,999 e China Resources Cement Holdings Ltd 117
77,600 China Resources Gas Group Ltd 290
713,836 China Resources Land Ltd 3,248
16,063 China Resources Microelectronics Ltd 121
156,600 g China Resources Mixc Lifestyle Services Ltd 793
137,000 g China Resources Pharmaceutical Group Ltd 111
150,000 China Resources Power Holdings Co 306
4,700 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 32
102,300 China Shenhua Energy Co Ltd - A 406
758,500 China Shenhua Energy Co Ltd - H 2,185
158,000 *,e China Southern Airlines Co Ltd 102
48,100 * China Southern Airlines Co Ltd (Class A) 52
207,100 China State Construction Engineering Corp Ltd 161
166,000 China State Construction International Holdings Ltd 186
389,800 China Three Gorges Renewables Group Co Ltd 316
15,700 *,g China Tourism Group Duty Free Corp Ltd 460
1,670,000 g China Tower Corp Ltd 179
162,200 China Vanke Co Ltd 326
56,000 China Vanke Co Ltd (Class A) 146
46,200 China Yangtze Power Co Ltd 139
6,300 China Zhenhua Group Science & Technology Co Ltd 103
90,400 China Zheshang Bank Co Ltd 38
628,000 Chinasoft International Ltd 544
2,000 Chongqing Brewery Co Ltd 37
17,654 Chongqing Changan Automobile Co Ltd 31
5,100 Chongqing Fuling Zhacai Group Co Ltd 19

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
274,600 Chongqing Rural Commercial Bank Co Ltd $ 139
7,500 Chongqing Zhifei Biological Products Co Ltd 95
452,000 Chow Tai Fook Jewellery Group Ltd 919
485,000 Citic Pacific Ltd 510
169,274 CITIC Securities Co Ltd 341
61,270 CITIC Securities Co Ltd (Class A) 175
4,400 CNGR Advanced Material Co Ltd 41
42,630 CNNC Hua Yuan Titanium Dioxide Co Ltd 38
52,300 Contemporary Amperex Technology Co Ltd 2,947
162,445 COSCO Pacific Ltd 129
186,300 COSCO SHIPPING Development Co Ltd 65
62,100 COSCO SHIPPING Energy Transportation Co Ltd 108
191,160 COSCO SHIPPING Holdings Co Ltd - A 282
247,150 COSCO SHIPPING Holdings Co Ltd - H 251
977,000 e Country Garden Holdings Co Ltd 329
906,000 Country Garden Services Holdings Co Ltd 2,223
19,300 CSC Financial Co Ltd 66
4,030,880 CSPC Pharmaceutical Group Ltd 4,196
3,984 Da An Gene Co Ltd of Sun Yat-Sen University 9
5,100 Dajin Heavy Industry Co Ltd 30
179,500 g Dali Foods Group Co Ltd 82
600,600 Dalian Port PDA Co Ltd 140
96,400 Daqin Railway Co Ltd 93
12,700 * Daqo New Energy Corp (ADR) 490
3,408 DaShenLin Pharmaceutical Group Co Ltd 19
148,600 * Datang International Power Generation Co Ltd 60
10,400 DHC Software Co Ltd 8
11,200 Do-Fluoride New Materials Co Ltd 54
6,300 Dong-E-E-Jiao Co Ltd 37
34,200 Dongfang Electric Corp Ltd 103
260,000 Dongfeng Motor Group Co Ltd 149
11,300 Dongxing Securities Co Ltd 13
323,000 Dongyue Group 354
61,722 East Money Information Co Ltd 172
6,500 Ecovacs Robotics Co Ltd 68
63,700 ENN Energy Holdings Ltd 890
31,500 ENN Natural Gas Co Ltd 73
8,970 Eve Energy Co Ltd 113
21,600 Everbright Securities Co Ltd 46
56,343 Fangda Carbon New Material Co Ltd 50
74,000 Far East Horizon Ltd 58
8,500 FAW Jiefang Group Co Ltd 9
25,700 First Capital Securities Co Ltd 21
22,700 Flat Glass Group Co Ltd 109
97,000 e Flat Glass Group Co Ltd 233
224,100 Focus Media Information Technology Co Ltd 215
17,687 Foshan Haitian Flavouring & Food Co Ltd 202
666,000 Fosun International 541
49,000 Foxconn Industrial Internet Co Ltd 65
800 Fu Jian Anjoy Foods Co Ltd 19
3,300 Fujian Sunner Development Co Ltd 11
8,500 Fuyao Glass Industry Group Co Ltd - A 43
389,000 g Fuyao Glass Industry Group Co Ltd - H 1,624
81,880 g Ganfeng Lithium Co Ltd 607
8,120 Ganfeng Lithium Co Ltd 81
4,500 Gaona Aero Material Co Ltd 30
500 G-bits Network Technology Xiamen Co Ltd 22
1,622,000 * GCL Poly Energy Holdings Ltd 409
100,500 * GCL System Integration Technology Co Ltd 42
92,700 GD Power Development Co Ltd 57
194,084 * GDS Holdings Ltd 503
185,500 * GDS Holdings Ltd (ADR) 3,825

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
1,301,000 e Geely Automobile Holdings Ltd $ 1,879
59,300 GEM Co Ltd 63
31,500 Gemdale Corp 46
90,000 * Genscript Biotech Corp 284
93,200 GF Securities Co Ltd 133
31,900 GF Securities Co Ltd (Class A) 71
8,972 Gigadevice Semiconductor Beijing, Inc 132
4,300 * Ginlong Technologies Co Ltd 111
17,000 GoerTek, Inc 41
1,400 GoodWe Technologies Co Ltd 65
6,800 Gotion High-tech Co Ltd 28
1,959,500 Great Wall Motor Co Ltd 2,524
10,000 Great Wall Motor Co Ltd 43
14,600 Gree Electric Appliances, Inc of Zhuhai 68
79,000 Greentown China Holdings Ltd 114
138,000 Greentown Service Group Co Ltd 91
40,200 GRG Banking Equipment Co Ltd 57
7,500 Guangdong Haid Group Co Ltd 67
37,300 Guangdong HEC Technology Holding Co Ltd 47
248,000 Guangdong Investments Ltd 253
2,800 Guangdong Kinlong Hardware Products Co Ltd 42
150,100 Guanghui Energy Co Ltd 195
28,300 Guangzhou Automobile Group Co Ltd 45
238,000 Guangzhou Automobile Group Co Ltd - H 159
10,800 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 46
5,800 Guangzhou Great Power Energy & Technology Co Ltd 65
44,100 Guangzhou Haige Communications Group, Inc Co 51
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 20
8,595 Guangzhou Shiyuan Electronic Technology Co Ltd 73
24,800 Guangzhou Tinci Materials Technology Co Ltd 156
13,486 Guangzhou Yuexiu Financial Holdings Group Co Ltd 12
12,200 Guolian Securities Co Ltd 20
29,100 Guosen Securities Co Ltd 37
42,200 Guotai Junan Securities Co Ltd 82
25,790 Guoyuan Securities Co Ltd 23
706,000 *,g Haichang Ocean Park Holdings Ltd 144
89,000 e,g Haidilao International Holding Ltd 254
31,200 Haier Smart Home Co Ltd 109
457,200 Haier Smart Home Co Ltd 1,552
155,000 Haitian International Holdings Ltd 413
271,200 Haitong Securities Co Ltd 166
54,600 Haitong Securities Co Ltd (Class A) 68
45,100 Hangzhou Binjiang Real Estate Group Co Ltd 57
6,300 Hangzhou Chang Chuan Technology Co Ltd 40
14,036 Hangzhou First Applied Material Co Ltd 134
8,400 Hangzhou Lion Electronics Co Ltd 51
11,100 Hangzhou Oxygen Plant Group Co Ltd 63
6,130 Hangzhou Robam Appliances Co Ltd 24
18,800 Hangzhou Silan Microelectronics Co Ltd 88
1,800 Hangzhou Tigermed Consulting Co Ltd - A 27
10,900 g Hangzhou Tigermed Consulting Co Ltd - H 125
92,000 g Hansoh Pharmaceutical Group Co Ltd 174
9,200 Heilongjiang Agriculture Co Ltd 18
38,700 Henan Shenhuo Coal & Power Co Ltd 83
17,200 Henan Shuanghui Investment & Development Co Ltd 64
53,500 Hengan International Group Co Ltd 284
22,100 Hengdian Group DMEGC Magnetics Co Ltd 59
75,780 Hengli Petrochemical Co Ltd 169
980,000 *,e HengTen Networks Group Ltd 244
31,500 Hengtong Optic-electric Co Ltd 68
66,530 Hengyi Petrochemical Co Ltd 67
238,600 Hesteel Co Ltd 78

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
2,800 Hithink RoyalFlush Information Network Co Ltd $ 40
2,360 Hongfa Technology Co Ltd 11
6,200 Hoshine Silicon Industry Co Ltd 74
48,000 *,g Hua Hong Semiconductor Ltd 166
42,900 Huadian Power International Corp Ltd (Class A) 36
9,940 Huadong Medicine Co Ltd 67
51,600 Huafon Chemical Co Ltd 50
12,100 Huagong Tech Co Ltd 28
51,600 Huaibei Mining Holdings Co Ltd 95
9,360 Hualan Biological Engineering, Inc 30
45,600 Huaneng Power International, Inc - A 50
330,000 e Huaneng Power International, Inc - H 155
136,000 g Huatai Securities Co Ltd 155
15,500 Huatai Securities Co Ltd (Class A) 28
14,200 Huaxi Securities Co Ltd 15
59,300 Huaxia Bank Co Ltd 44
3,500 Huaxin Cement Co Ltd 7
15,700 Huayu Automotive Systems Co Ltd 39
75,074 Huazhu Group Ltd (ADR) 3,185
5,900 Hubei Feilihua Quartz Glass Co Ltd 47
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 18
16,400 Hubei Xingfa Chemicals Group Co Ltd 68
5,800 Huizhou Desay Sv Automotive Co Ltd 88
4,700 Humanwell Healthcare Group Co Ltd 16
115,000 Hunan Valin Steel Co Ltd 78
8,612 Hundsun Technologies, Inc 50
76,000 *,e,g Hygeia Healthcare Holdings Co Ltd 542
25,131 * iClick Interactive Asia Group Ltd (ADR) 97
13,000 Iflytek Co Ltd 61
2,600 Imeik Technology Development Co Ltd 211
339,800 Industrial & Commercial Bank of China Ltd - A 212
12,166,000 Industrial & Commercial Bank of China Ltd - H 6,240
96,900 Industrial Bank Co Ltd 245
41,990 Industrial Securities Co Ltd 35
6,300 Ingenic Semiconductor Co Ltd 64
627,600 Inner Mongolia BaoTou Steel Union Co Ltd 173
46,800 Inner Mongolia Dian Tou Energy Corp Ltd 83
20,780 Inner Mongolia ERDOS Resources Co Ltd 45
130,100 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 75
33,600 Inner Mongolia Yili Industrial Group Co Ltd 149
291,900 Inner Mongolia Yitai Coal Co 385
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 64
81,500 *,g Innovent Biologics, Inc 347
5,000 Inspur Electronic Information Industry Co Ltd 15
29,953 *,e IQIYI, Inc (ADR) 159
715 iRay Technology Co Ltd 47
31,200 JA Solar Technology Co Ltd 269
3,760 Jafron Biomedical Co Ltd 17
2,210 Jason Furniture Hangzhou Co Ltd 14
88,400 *,g JD Health International, Inc 798
1,482,955 JD.com, Inc 41,399
49,500 Jiangsu Eastern Shenghong Co Ltd 93
118,000 Jiangsu Express 107
15,804 Jiangsu Hengli Hydraulic Co Ltd 143
29,982 Jiangsu Hengrui Medicine Co Ltd 166
5,900 Jiangsu King's Luck Brewery JSC Ltd 43
7,200 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 166
3,000 Jiangsu Yangnong Chemical Co Ltd 45
4,700 Jiangsu Yoke Technology Co Ltd 34
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 24
42,600 Jiangsu Zhongtian Technology Co Ltd 99
284,000 Jiangxi Copper Co Ltd 417

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
28,958 Jiangxi Copper Co Ltd (Class A) $ 72
20,000 * Jiangxi Special Electric Motor Co Ltd 50
1,900 JiuGui Liquor Co Ltd 38
165,000 e,g Jiumaojiu International Holdings Ltd 437
87,200 Jizhong Energy Resources Co Ltd 80
8,900 Joincare Pharmaceutical Group Industry Co Ltd 14
2,156 Joinn Laboratories China Co Ltd 18
7,900 Jointown Pharmaceutical Group Co Ltd 15
5,200 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 28
3,800 JOYY, Inc (ADR) 120
2,000 Juewei Food Co Ltd 18
16,300 Juneyao Airlines Co Ltd 38
39,000 * Kanzhun Ltd (ADR) 794
247,756 * KE Holdings, Inc (ADR) 3,459
27,700 Keda Industrial Group Co Ltd 56
54,000 Kingboard Chemical Holdings Ltd 171
201,000 *,e Kingdee International Software Group Co Ltd 427
412,600 Kingsoft Corp Ltd 1,367
32,000 *,e,g Koolearn Technology Holding Ltd 213
376,800 *,g Kuaishou Technology 3,387
13,000 Kuang-Chi Technologies Co Ltd 32
26,697 Kweichow Moutai Co Ltd 6,604
580,000 Lenovo Group Ltd 472
75,600 Lens Technology Co Ltd 114
1,300 Lepu Medical Technology Beijing Co Ltd 4
243,100 *,e Li Auto, Inc 2,350
736,500 Li Ning Co Ltd 6,333
85,000 * Lingyi iTech Guangdong Co 55
2,100 Livzon Pharmaceutical Group, Inc 10
37,900 Lomon Billions Group Co Ltd 103
790,000 e,g Longfor Properties Co Ltd 2,431
96,689 LONGi Green Energy Technology Co Ltd 586
54,900 Lufax Holding Ltd (ADR) 107
3,570 † Luoyang Xinqianglian Slewing Bearing Co Ltd 27
48,900 Luxi Chemical Group Co Ltd 87
93,809 Luxshare Precision Industry Co Ltd 427
6,800 Luzhou Laojiao Co Ltd 219
10,190 Mango Excellent Media Co Ltd 44
5,308 Maxscend Microelectronics Co Ltd 87
18,800 * Meinian Onehealth Healthcare Holdings Co Ltd 17
970,100 *,g Meituan Dianping (Class B) 21,493
88,200 Metallurgical Corp of China Ltd 40
151,900 e Microport Scientific Corp 396
27,700 Ming Yang Smart Energy Group Ltd 100
582,000 Minth Group Ltd 1,571
13,528 Montage Technology Co Ltd 122
24,444 Muyuan Foodstuff Co Ltd 171
7,265 Nanjing King-Friend Biochemical Pharmaceutical Co Ltd 19
87,360 NARI Technology Co Ltd 305
6,700 NAURA Technology Group Co Ltd 217
3,500 NavInfo Co Ltd 6
449,395 NetEase, Inc 6,518
33,600 New China Life Insurance Co Ltd - A 145
230,800 New China Life insurance Co Ltd - H 562
21,600 * New Hope Liuhe Co Ltd 40
115,540 * New Oriental Education & Technology Group, Inc 407
21,486 * New Oriental Education & Technology Group, Inc (ADR) 748
19,200 Ninestar Corp 143
2,400 Ningbo Deye Technology Co Ltd 114
3,500 Ningbo Joyson Electronic Corp 7
6,900 Ningbo Orient Wires & Cables Co Ltd 67
5,713 Ningbo Ronbay New Energy Technology Co Ltd 56

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,200 Ningbo Shanshan Co Ltd $ 74
4,800 Ningbo Tuopu Group Co Ltd 40
84,400 Ningxia Baofeng Energy Group Co Ltd 146
288,030 * NIO, Inc (ADR) 2,808
388,600 g Nongfu Spring Co Ltd 2,189
21,200 North Industries Group Red Arrow Co Ltd 60
1,144 NXP Semiconductors NV 181
147,700 Offshore Oil Engineering Co Ltd 129
10,800 * OFILM Group Co Ltd 7
2,740 Oppein Home Group, Inc 48
48,128 Orient Securities Co Ltd 62
3,809 Ovctek China, Inc 20
121,200 * Pangang Group Vanadium Titanium & Resources Co Ltd 82
2,099,000 People's Insurance Co Group of China Ltd 694
189,300 People's Insurance Co Group of China Ltd (Class A) 142
11,200 Perfect World Co Ltd 20
5,050 Pharmaron Beijing Co Ltd - A 49
16,850 g Pharmaron Beijing Co Ltd - H 116
1,558,000 PICC Property & Casualty Co Ltd 1,473
289,917 * Pinduoduo, Inc (ADR) 23,643
327,000 Ping An Bank Co Ltd 617
44,300 *,e,g Ping An Healthcare and Technology Co Ltd 120
4,989,203 Ping An Insurance Group Co of China Ltd 32,778
146,500 Ping An Insurance Group Co of China Ltd (Class A) 986
58,700 Pingdingshan Tianan Coal Mining Co Ltd 91
66,300 Poly Real Estate Group Co Ltd 144
130,800 e,g Pop Mart International Group Ltd 329
6,000 Porton Pharma Solutions Ltd 35
133,300 Postal Savings Bank of China Co Ltd - A 88
1,958,000 e,g Postal Savings Bank of China Co Ltd - H 1,212
76,100 Power Construction Corp of China Ltd 77
560 Proya Cosmetics Co Ltd 13
1,642 Pylon Technologies Co Ltd 74
74,100 * Qinghai Salt Lake Industry Co Ltd 241
3,001 Raytron Technology Co Ltd 16
12,000 Riyue Heavy Industry Co Ltd 35
128,050 Rongsheng Petro Chemical Co Ltd 226
42,100 SAIC Motor Corp Ltd 87
31,700 Sailun Group Co Ltd 46
2,500 Sangfor Technologies, Inc 41
260,000 Sany Heavy Equipment International 266
112,300 Sany Heavy Industry Co Ltd 254
48,700 Sealand Securities Co Ltd 23
18,600 Seazen Holdings Co Ltd 55
24,100 SF Holding Co Ltd 200
4,800 SG Micro Corp 119
151,900 Shaanxi Coal Industry Co Ltd 405
49,900 Shan XI Hua Yang Group New Energy Co Ltd 102
7,670 Shandong Buchang Pharmaceuticals Co Ltd 23
52,120 Shandong Gold Mining Co Ltd - A 143
172,750 g Shandong Gold Mining Co Ltd - H 319
31,850 Shandong Hualu Hengsheng Chemical Co Ltd 152
4,400 Shandong Linglong Tyre Co Ltd 13
162,400 Shandong Nanshan Aluminum Co Ltd 76
4,000 Shandong Sun Paper Industry JSC Ltd 7
3,400 Shandong Weifang Rainbow Chemical Co Ltd 43
192,000 Shandong Weigao Group Medical Polymer Co Ltd 314
3,332 Shanghai Bairun Investment Holding Group Co Ltd 18
5,863 Shanghai Baosight Software Co Ltd 38
113,620 Shanghai Baosight Software Co Ltd 351
51,300 Shanghai Construction Group Co Ltd 19

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
202,000 Shanghai Electric Group Co Ltd $ 114
15,300 Shanghai Electric Power Co Ltd 22
8,700 Shanghai Fosun Pharmaceutical Group Co Ltd - A 44
206,000 e Shanghai Fosun Pharmaceutical Group Co Ltd - H 657
1,482 Shanghai Friendess Electronic Technology Corp Ltd 46
63,000 e Shanghai Fudan Microelectronics Group Co Ltd 237
6,744 Shanghai Fudan Microelectronics Group Co Ltd 68
6,000 * Shanghai International Airport Co Ltd 50
47,600 Shanghai International Port Group Co Ltd 37
3,400 Shanghai Jinjiang International Hotels Development Co Ltd 28
8,746 * Shanghai Junshi Biosciences Co Ltd 79
19,960 Shanghai Lingang Holdings Corp Ltd 34
345,069 Shanghai Lujiazui Finance & Trade Zone Development Co Ltd 278
3,400 Shanghai M&G Stationery, Inc 27
1,155 Shanghai Medicilon, Inc 35
16,700 Shanghai Pharmaceuticals Holding Co Ltd - A 43
71,600 Shanghai Pharmaceuticals Holding Co Ltd - H 119
143,900 Shanghai Pudong Development Bank Co Ltd 151
17,380 Shanghai Putailai New Energy Technology Co Ltd 130
21,200 Shanghai RAAS Blood Products Co Ltd 19
188,400 Shanghai Rural Commercial Bank Co Ltd 159
20,900 Shanghai Yuyuan Tourist Mart Group Co Ltd 23
58,079 Shanxi Lu'an Environmental Energy Development Co Ltd 140
61,300 Shanxi Meijin Energy Co Ltd 79
19,330 Shanxi Securities Co Ltd 15
116,700 Shanxi Taigang Stainless Steel Co Ltd 72
5,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 228
74,070 Shanxi Xishan Coal & Electricity Power Co Ltd 124
22,900 Shenghe Resources Holding Co Ltd 46
22,400 Shengyi Technology Co Ltd 46
4,680 Shennan Circuits Co Ltd 49
119,600 Shenwan Hongyuan Group Co Ltd 68
9,280 Shenzhen Capchem Technology Co Ltd 58
1,600 Shenzhen Dynanonic Co Ltd 53
28,300 Shenzhen Energy Group Co Ltd 26
32,900 Shenzhen Inovance Technology Co Ltd 328
123,485 Shenzhen International Holdings Ltd 121
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
4,640 Shenzhen Kangtai Biological Products Co Ltd 21
2,900 Shenzhen Kedali Industry Co Ltd 49
7,400 Shenzhen Kstar Science And Technology Co Ltd 61
5,600 Shenzhen Mindray Bio-Medical Electronics Co Ltd 254
8,800 Shenzhen New Industries Biomedical Engineering Co Ltd 63
47,500 Shenzhen Overseas Chinese Town Co Ltd 36
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 28
4,100 Shenzhen SC New Energy Technology Corp 67
15,882 Shenzhen Senior Technology Material Co Ltd 48
9,700 Shenzhen Sunlord Electronics Co Ltd 36
9,834 Shenzhen Transsion Holdings Co Ltd 112
10,900 Shenzhen YUTO Packaging Technology Co Ltd 52
308,600 Shenzhou International Group Holdings Ltd 3,441
8,580 Shijiazhuang Yiling Pharmaceutical Co Ltd 37
144,500 *,† Shimao Property Holdings Ltd 61
24,400 Sichuan Chuantou Energy Co Ltd 43
147,200 Sichuan Hebang Biotechnology Co Ltd 64
8,700 Sichuan Kelun Pharmaceutical Co Ltd 33
18,700 * Sichuan New Energy Power Co Ltd 48
69,200 Sichuan Road & Bridge Co Ltd 111
2,400 Sichuan Swellfun Co Ltd 29
15,300 Sichuan Yahua Industrial Group Co Ltd 51
8,000 Sieyuan Electric Co Ltd 44

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,060,600 Silergy Corp $ 14,981
21,400 Sinoma Science & Technology Co Ltd 66
5,620 Sinomine Resource Group Co Ltd 54
164,000 Sinopec Shanghai Petrochemical Co Ltd (Class A) 73
108,800 Sinopharm Group Co 275
4,900 * Skshu Paint Co Ltd 80
138,000 e,g Smoore International Holdings Ltd 212
8,600 Songcheng Performance Development Co Ltd 18
28,262 SooChow Securities Co Ltd 27
29,700 Southwest Securities Co Ltd 16
2,200 StarPower Semiconductor Ltd 104
699,000 *,†,e Sunac China Holdings Ltd 1
17,700 Sungrow Power Supply Co Ltd 284
621,000 Sunny Optical Technology Group Co Ltd 7,324
8,300 Sunwoda Electronic Co Ltd 25
23,800 Suzhou Dongshan Precision Manufacturing Co Ltd 85
2,140 Suzhou Maxwell Technologies Co Ltd 126
6,600 Suzhou TA&A Ultra Clean Technology Co Ltd 53
36,400 * TAL Education Group (ADR) 257
21,400 Tangshan Jidong Cement Co Ltd 25
55,000 TBEA Co Ltd 158
68,300 TCL Technology Group Corp 36
2,627,000 Tencent Holdings Ltd 111,386
56,800 * Tencent Music Entertainment (ADR) 470
4,400 Thunder Software Technology Co Ltd 63
4,900 Tianjin 712 Communication & Broadcasting Co Ltd 25
42,000 Tianjin Zhonghuan Semiconductor Co Ltd 227
19,200 Tianma Microelectronics Co Ltd 24
7,000 * Tianqi Lithium Corp 79
40,400 Tianshan Aluminum Group Co Ltd 45
74,200 Tianshui Huatian Technology Co Ltd 88
13,400 * Tibet Summit Resources Co Ltd 44
156,000 Tingyi Cayman Islands Holding Corp 275
26,000 Titan Wind Energy Suzhou Co Ltd 56
4,956 Toly Bread Co Ltd 11
94,400 * Tongcheng-Elong Holdings Ltd 226
27,500 TongFu Microelectronics Co Ltd 65
28,500 Tongkun Group Co Ltd 59
165,800 Tongling Nonferrous Metals Group Co Ltd 74
20,700 Tongwei Co Ltd 115
1,500 * Topchoice Medical Corp 33
158,000 g Topsports International Holdings Ltd 125
78,000 Travelsky Technology Ltd 164
26,168 Trina Solar Co Ltd 239
252,376 * Trip.com Group Ltd (ADR) 8,682
50,000 Tsingtao Brewery Co Ltd 492
3,900 Tsingtao Brewery Co Ltd (Class A) 60
10,499 Unigroup Guoxin Microelectronics Co Ltd 199
123,000 Uni-President China Holdings Ltd 123
34,500 Unisplendour Corp Ltd 97
562,386 * Vipshop Holdings Ltd (ADR) 7,671
8,900 Walvax Biotechnology Co Ltd 51
40,500 Wanhua Chemical Group Co Ltd 538
385,000 Want Want China Holdings Ltd 257
170,956 * Weibo Corp (ADR) 3,269
164,000 Weichai Power Co Ltd 217
34,600 Weichai Power Co Ltd (Class A) 51
6,500 Weihai Guangwei Composites Co Ltd 67
30,840 Wens Foodstuffs Group Co Ltd 87
26,400 Western Securities Co Ltd 23
5,010 Western Superconducting Technologies Co Ltd 68

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
14,390 Will Semiconductor Ltd $ 159
17,000 Wingtech Technology Co Ltd 128
634,000 Winteam Pharmaceutical Group Ltd 288
33,300 Wuchan Zhongda Group Co Ltd 23
1,900 Wuhan DR Laser Technology Corp Ltd 34
38,199 Wuhan Guide Infrared Co Ltd 60
15,100 Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd 39
101,935 Wuliangye Yibin Co Ltd 2,639
23,550 WUS Printed Circuit Kunshan Co Ltd 40
86,716 WuXi AppTec Co Ltd - A 1,005
27,185 g WuXi AppTec Co Ltd - H 285
1,703 Wuxi Autowell Technology Co Ltd 49
416,500 *,g Wuxi Biologics Cayman, Inc 3,155
4,320 Wuxi Shangji Automation Co Ltd 66
172,000 XCMG Construction Machinery Co Ltd 125
39,600 Xiamen C & D, Inc 77
3,000 Xiamen Faratronic Co Ltd 69
20,600 Xiamen Tungsten Co Ltd 58
1,212,400 *,g Xiaomi Corp 1,683
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 85
196,800 Xinjiang Goldwind Science & Technology Co Ltd - H 174
53,900 Xinjiang Zhongtai Chemical Co Ltd 58
388,863 Xinyi Solar Holdings Ltd 428
67,400 *,e XPeng, Inc 332
108,704 *,e XPeng, Inc (ADR) 1,081
300,000 e XTEP International Holdings 332
98,000 g Yadea Group Holdings Ltd 163
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 48
35,500 Yantai Jereh Oilfield Services Group Co Ltd 142
344,000 Yanzhou Coal Mining Co Ltd 1,046
40,400 Yanzhou Coal Mining Co Ltd (Class A) 195
10,250 Yealink Network Technology Corp Ltd 89
2,682 Yifeng Pharmacy Chain Co Ltd 25
40,000 Yihai International Holding Ltd 141
20,300 Yihai Kerry Arawana Holdings Co Ltd 127
29,420 Yintai Gold Co Ltd 47
5,300 YongXing Special Materials Technology Co Ltd 70
18,459 Yonyou Network Technology Co Ltd 64
3,400 * Youngy Co Ltd 48
17,300 YTO Express Group Co Ltd 50
13,500 * Yuan Longping High-tech Agriculture Co Ltd 31
141,200 Yuexiu Property Co Ltd 170
344,557 Yum China Holdings, Inc 18,830
17,180 Yunda Holding Co Ltd 35
44,200 Yunnan Aluminium Co Ltd 70
9,100 Yunnan Baiyao Group Co Ltd 71
3,200 Yunnan Botanee Bio-Technology Group Co Ltd 69
4,000 Yunnan Energy New Material Co Ltd 75
22,600 Yunnan Tin Co Ltd 46
28,800 * Yunnan Yuntianhua Co Ltd 87
6,878 * Zai Lab Ltd (ADR) 211
22,800 Zangge Mining Co Ltd 85
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 116
258,000 Zhaojin Mining Industry Co Ltd 285
20,000 Zhefu Holding Group Co Ltd 11
96,320 * Zhejiang Century Huatong Group Co Ltd 53
44,100 Zhejiang China Commodities City Group Co Ltd 33
30,400 Zhejiang Chint Electrics Co Ltd 121
38,000 Zhejiang Dahua Technology Co Ltd 62
6,060 Zhejiang Dingli Machinery Co Ltd 42
146,000 Zhejiang Expressway Co Ltd 112

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,000 Zhejiang HangKe Technology, Inc Co $ 25
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 29
19,903 Zhejiang Huayou Cobalt Co Ltd 159
16,800 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 153
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 30
39,600 Zhejiang Juhua Co Ltd 88
16,704 Zhejiang NHU Co Ltd 45
39,173 Zhejiang Satellite Petrochemical Co Ltd 87
5,002 Zhejiang Supcon Technology Co Ltd 65
3,100 Zhejiang Supor Co Ltd 22
18,590 Zhejiang Weiming Environment Protection Co Ltd 50
24,300 Zhejiang Weixing New Building Materials Co Ltd 74
2,400 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 19
12,500 Zhejiang Yongtai Technology Co Ltd 39
18,500 Zheshang Securities Co Ltd 26
60,200 *,e,g ZhongAn Online P&C Insurance Co Ltd 164
6,800 Zhongji Innolight Co Ltd 26
47,000 Zhongsheng Group Holdings Ltd 241
67,400 Zhongtai Securities Co Ltd 62
9,447 Zhuzhou CRRC Times Electric Co Ltd 74
128,300 Zhuzhou CSR Times Electric Co Ltd 634
2,900 Zhuzhou Hongda Electronics Corp Ltd 18
40,500 Zhuzhou Kibing Group Co Ltd 66
38,500 Zibo Qixiang Tengda Chemical Co Ltd 39
1,262,000 Zijin Mining Group Co Ltd 1,696
270,900 Zijin Mining Group Co Ltd (Class A) 387
91,600 Zoomlion Heavy Industry Science and Technology Co Ltd - A 72
51,900 ZTE Corp 192
64,000 ZTE Corp (Class H) 141
33,646 ZTO Express Cayman, Inc (ADR) 904
TOTAL CHINA 581,115
COLOMBIA - 0.0%
20,788 BanColombia S.A. 180
38,538 BanColombia S.A. (Preference) 266
99,655 Interconexion Electrica S.A. 436
TOTAL COLOMBIA 882
CZECH REPUBLIC - 0.0%
35,446 CEZ AS 1,208
5,566 Komercni Banka AS 161
19,718 g Moneta Money Bank AS 66
TOTAL CZECH REPUBLIC 1,435
DENMARK - 0.7%
109,774 Carlsberg AS (Class B) 14,561
860,746 Novo Nordisk AS 116,903
10,000 Novo Nordisk AS (ADR) 1,353
77,304 g Orsted AS 6,989
179,832 * Zealand Pharma AS 5,216
TOTAL DENMARK 145,022
EGYPT - 0.0%
202,687 Commercial International Bank 340
329,756 Eastern Tobacco 191
113,431 * Egyptian Financial Group-Hermes Holding 82
TOTAL EGYPT 613
FINLAND - 0.3%
2,738,678 Nordea Bank Abp 29,405
1,833,679 Nordea Bank Abp 19,642

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
399,706 Sampo Oyj (A Shares) $ 20,877
83,081 Stora Enso Oyj (R Shares) 1,171
TOTAL FINLAND 71,095
FRANCE - 2.7%
343,066 * Accor S.A. 8,559
143,022 e Air Liquide 20,300
955,114 Airbus SE 113,565
277,368 Cap Gemini S.A. 46,369
442,619 Cie Generale des Etablissements Michelin S.C.A 12,330
546,875 Compagnie de Saint-Gobain 26,754
287,894 Danone 15,174
128,486 Electricite de France 1,650
777,991 Engie S.A. 11,130
246,541 Essilor International S.A. 44,607
12,284 *,e Euroapi S.A. 182
8,019 Gecina S.A. 817
10,791 e Icade 465
122,466 Kering 62,326
172,825 L'Oreal S.A. 61,888
54,778 LVMH Moet Hennessy Louis Vuitton S.A. 39,862
361,559 Orange S. A. 3,587
9,329 Pernod-Ricard S.A. 1,835
368,235 Sanofi-Aventis 35,508
145,952 e Teleperformance 34,892
456,970 e Total S.A. 28,685
121,213 Veolia Environnement 3,115
1,610,146 Vivendi Universal S.A. 15,382
TOTAL FRANCE 588,982
GERMANY - 2.5%
64,969 Adidas-Salomon AG. 8,805
48,876 Allianz AG. 10,438
601,690 e Aroundtown S.A. 1,402
57,850 BASF SE 2,848
1,739,297 Bayer AG. 89,522
255,597 Beiersdorf AG. 29,207
58,072 BioNTech SE (ADR) 8,724
702,601 * Borussia Dortmund GmbH & Co KGaA 2,778
8,165 Brenntag AG. 521
135,376 Deutsche Annington Immobilien SE 3,189
105,213 Deutsche Boerse AG. 18,117
695,173 Deutsche Telekom AG. 13,831
327,108 * Dr ING hc F Porsche AG. 33,010
2,334,417 E.ON AG. 23,209
583,808 HeidelbergCement AG. 33,081
382,531 * HelloFresh SE 8,349
38,971 Henkel KGaA 2,504
1,594,626 Infineon Technologies AG. 48,464
14,036 LEG Immobilien AG. 915
50,000 Merck KGaA 9,647
1,035 OSRAM Licht AG. 55
731,354 * Paion AG. 345
1,814,418 RWE AG. 80,211
772,547 Siemens AG. 106,496
TOTAL GERMANY 535,668
GREECE - 0.0%
173,117 * Alpha Bank AE 185
185,738 * Eurobank Ergasias S.A. 209
5,760 *,† FF Group 0 ^

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
45,238 Hellenic Telecommunications Organization S.A. $ 707
23,133 JUMBO S.A. 397
18,310 Mytilineos Holdings S.A. 398
40,629 * National Bank of Greece S.A. 163
41,766 OPAP S.A. 591
43,523 * Public Power Corp 305
10,697 Terna Energy S.A. 234
TOTAL GREECE 3,189
HONG KONG - 0.4%
2,709,700 AIA Group Ltd 29,924
294,000 Bank of East Asia Ltd 355
220,000 * Cathay Pacific Airways Ltd 240
109,230 CK Infrastructure Holdings Ltd 570
339,500 CLP Holdings Ltd 2,474
800,000 Hang Lung Properties Ltd 1,558
171,400 Hang Seng Bank Ltd 2,843
299,000 Henderson Land Development Co Ltd 1,041
2,159,806 Hong Kong & China Gas Ltd 2,048
251,712 Hong Kong Electric Holdings Ltd 1,376
269,982 Hong Kong Exchanges and Clearing Ltd 11,601
501,200 Hongkong Land Holdings Ltd 2,306
221,500 Kingboard Laminates Holdings Ltd 243
300,700 Link REIT 2,200
754,945 * Melco Crown Entertainment Ltd (ADR) 8,682
349,000 New World Development Co Ltd 979
428,000 Nine Dragons Paper Holdings Ltd 389
29,500 Orient Overseas International Ltd 532
610,819 Prudential plc 8,329
827,250 Sino Biopharmaceutical 482
303,500 Sun Hung Kai Properties Ltd 4,146
8,900 *,e Super Hi International Holding Ltd 11
32,000 Vinda International Holdings Ltd 94
248,000 Wharf Real Estate Investment Co Ltd 1,444
TOTAL HONG KONG 83,867
HUNGARY - 0.0%
102,568 MOL Hungarian Oil & Gas plc 715
16,439 OTP Bank 446
79,755 Richter Gedeon Rt 1,771
TOTAL HUNGARY 2,932
INDIA - 1.0%
11,058 ABB Ltd India 359
60,660 Adani Enterprises Ltd 2,825
58,448 Adani Gas Ltd 2,606
67,062 * Adani Green Energy Ltd 1,562
112,922 Adani Ports & Special Economic Zone Ltd 1,115
161,325 * Adani Power Ltd 582
59,318 * Adani Transmissions Ltd 1,852
126,577 Ambuja Cements Ltd 801
53,689 Apollo Hospitals Enterprise Ltd 2,901
83,448 Asian Paints Ltd 3,102
16,448 Associated Cement Co Ltd 485
33,183 g AU Small Finance Bank Ltd 262
21,745 Aurobindo Pharma Ltd 115
35,352 *,g Avenue Supermarts Ltd 1,736
706,549 Axis Bank Ltd 7,951
5,657 Bajaj Auto Ltd 392
59,820 Bajaj Finance Ltd 4,739
29,881 Bajaj Finserv Ltd 558

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,586 Bajaj Holdings and Investment Ltd $ 244
6,072 Balkrishna Industries Ltd 156
50,820 *,g Bandhan Bank Ltd 143
18,147 Berger Paints India Ltd 127
806,602 Bharat Electronics Ltd 973
19,704 Bharat Forge Ltd 209
204,303 Bharat Petroleum Corp Ltd 814
480,834 Bharti Airtel Ltd 4,676
84,888 Biocon Ltd 268
86,528 Britannia Industries Ltd 4,501
83,955 Cholamandalam Investment and Finance Co Ltd 732
38,517 Cipla Ltd 500
372,939 Coal India Ltd 1,015
9,564 Colgate-Palmolive India Ltd 177
58,973 Container Corp Of India Ltd 526
292,321 Dabur India Ltd 1,981
10,350 Divi S Laboratories Ltd 426
134,234 DLF Ltd 607
36,201 Dr Reddy's Laboratories Ltd 1,852
29,721 Eicher Motors Ltd 1,156
531,015 GAIL India Ltd 617
30,940 * Godrej Consumer Products Ltd 326
25,674 * Godrej Properties Ltd 380
55,877 Grasim Industries Ltd 1,160
19,073 Havells India Ltd 253
86,004 HCL Technologies Ltd 1,079
205,967 g HDFC Life Insurance Co Ltd 1,407
8,441 Hero Honda Motors Ltd 279
283,495 Hindalco Industries Ltd 1,621
233,580 Hindustan Lever Ltd 7,216
158,629 Hindustan Petroleum Corp Ltd 450
303,197 Housing Development Finance Corp 9,639
1,400,943 ICICI Bank Ltd 15,068
50,316 g ICICI Lombard General Insurance Co Ltd 751
72,065 g ICICI Prudential Life Insurance Co Ltd 392
178,637 Indian Hotels Co Ltd 687
719,776 Indian Oil Corp Ltd 665
49,587 Indian Railway Catering & Tourism Corp Ltd 382
69,122 Indraprastha Gas Ltd 346
146,439 Indus Towers Ltd 336
5,262 Info Edge India Ltd 250
571,712 Infosys Technologies Ltd 10,423
19,167 *,g InterGlobe Aviation Ltd 464
645,803 ITC Ltd 2,585
84,565 Jindal Steel & Power Ltd 593
152,063 JSW Steel Ltd 1,410
31,061 Jubilant Foodworks Ltd 192
43,978 Kotak Mahindra Bank Ltd 968
295,532 g Larsen & Toubro Infotech Ltd 15,578
147,658 Larsen & Toubro Ltd 3,711
16,702 Lupin Ltd 148
332,443 Mahindra & Mahindra Ltd 5,005
39,273 Marico Ltd 242
28,461 Maruti Suzuki India Ltd 2,879
154,011 Motherson Sumi Systems Ltd 138
17,745 Mphasis Ltd 423
150 MRF Ltd 160
8,599 Muthoot Finance Ltd 110
7,360 Nestle India Ltd 1,741
868,805 NTPC Ltd 1,747
455 Page Industries Ltd 235

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
185,274 Petronet LNG Ltd $ 482
15,626 PI Industries Ltd 645
12,001 Pidilite Industries Ltd 369
464,000 * Piramal Pharma Ltd 643
696,179 Power Grid Corp of India Ltd 1,795
649,730 Reliance Industries Ltd 19,947
17,457 SBI Cards & Payment Services Ltd 168
95,064 g SBI Life Insurance Co Ltd 1,411
179,267 Sesa Sterlite Ltd 667
2,259 Shree Cement Ltd 635
18,934 Shriram Transport Finance Co Ltd 314
14,560 Siemens India Ltd 496
30,462 SRF Ltd 841
823,087 State Bank of India 6,087
541,405 Sun Pharmaceutical Industries Ltd 6,547
121,011 Tata Consultancy Services Ltd 4,759
7,016 Tata Elxsi Ltd 533
362,636 * Tata Motors Ltd 1,698
307,426 Tata Power Co Ltd 770
1,556,722 * Tata Steel Ltd 2,120
117,436 Tata Tea Ltd 1,087
46,293 Tech Mahindra Ltd 568
77,029 Titan Industries Ltd 2,417
21,202 Torrent Pharmaceuticals Ltd 396
13,421 Trent Ltd 219
22,037 Tube Investments of India Ltd 739
42,671 TVS Motor Co Ltd 559
21,692 Ultra Tech Cement Ltd 1,820
22,191 * United Spirits Ltd 235
106,912 UPL Ltd 923
47,760 Varun Beverages Ltd 762
108,713 Wipro Ltd 516
897,144 * Yes Bank Ltd 223
623,706 * Zomato Ltd 447
TOTAL INDIA 208,920
INDONESIA - 0.2%
3,414,800 Adaro Energy Tbk 846
9,640,600 Astra International Tbk PT 3,528
9,049,100 Bank Central Asia Tbk PT 4,962
331,300 * Bank Jago Tbk PT 79
77,973,493 Bank Rakyat Indonesia 24,721
171,500 Indofood CBP Sukses Makmur Tbk 110
4,415,500 Kalbe Farma Tbk PT 593
2,470,488 * Merdeka Copper Gold Tbk PT 653
1,724,800 PT Aneka Tambang Tbk 219
7,718,347 PT Bank Mandiri Persero Tbk 4,922
8,900,700 PT Bank Negara Indonesia 5,273
5,807,346 PT Barito Pacific Tbk 282
538,700 PT Charoen Pokphand Indonesia Tbk 195
569,900 PT Indah Kiat Pulp and Paper Corp Tbk 319
348,000 PT Indofood Sukses Makmur Tbk 150
733,133 PT Semen Gresik Persero Tbk 310
3,530,400 PT Sumber Alfaria Trijaya Tbk 602
575,700 PT Unilever Indonesia Tbk 174
374,400 PT United Tractors Tbk 628
485,900 * PT Vale Indonesia Tbk 221
4,031,300 Sarana Menara Nusantara Tbk PT 285
3,968,400 Telkom Indonesia Persero Tbk PT 956
TOTAL INDONESIA 50,028

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
IRELAND - 0.6%
6,548,159 AIB Group plc $ 25,134
2,317,932 Bank of Ireland Group plc 22,088
1,316,453 CRH plc 52,356
15,331 Kerry Group plc (Class A) 1,385
428,877 Keywords Studios plc 14,074
71,632 * Prothena Corp plc 4,316
493,757 Smurfit Kappa Group plc 18,299
TOTAL IRELAND 137,652
ISRAEL - 0.0%
254,522 Bank Hapoalim Ltd 2,292
325,665 Bank Leumi Le-Israel 2,712
260,911 Israel Discount Bank Ltd 1,370
31,426 Mizrahi Tefahot Bank Ltd 1,014
TOTAL ISRAEL 7,388
ITALY - 0.8%
421,320 Amplifon S.p.A. 12,580
3,688,991 Davide Campari-Milano NV 37,452
8,648,998 Enel S.p.A. 46,516
129,794 Ferrari NV 27,833
699,114 Moncler S.p.A 37,149
1,903,081 Prada S.p.A 10,683
TOTAL ITALY 172,213
JAPAN - 5.1%
89,400 Acom Co Ltd 214
346 Activia Properties Inc 1,085
300 Aeon Mall Co Ltd 4
328,100 Aisin Seiki Co Ltd 8,700
10,208 * All Nippon Airways Co Ltd 216
26,500 e Aozora Bank Ltd 521
49,700 Asahi Intecc Co Ltd 811
221,779 Asahi Kasei Corp 1,579
362,200 Astellas Pharma, Inc 5,507
12,800 Bank of Kyoto Ltd 568
460,000 BayCurrent Consulting, Inc 14,320
445,100 Benefit One, Inc 6,498
68,337 Central Japan Railway Co 8,390
118,800 Chiba Bank Ltd 867
155,600 Chubu Electric Power Co, Inc 1,609
230,400 Concordia Financial Group Ltd 962
73,100 Daifuku Co Ltd 3,407
241,700 Dai-ichi Mutual Life Insurance Co 5,458
2,626,591 Daiichi Sankyo Co Ltd 84,541
96,831 Daikin Industries Ltd 14,691
7,500 Daito Trust Construction Co Ltd 768
342 Daiwa House REIT Investment Corp 763
323,800 * Daiwa Securities Group, Inc 1,431
142,686 East Japan Railway Co 8,127
273,900 Eisai Co Ltd 18,064
534,000 ENEOS Holdings, Inc 1,818
6,700 Fast Retailing Co Ltd 4,077
38,500 Fukuoka Financial Group, Inc 875
157,099 GMO Payment Gateway, Inc 12,992
262,100 * Hitachi Construction Machinery Co Ltd 5,841
2,578,064 * Hitachi Ltd 129,719
164,900 e Hulic Co Ltd 1,295
798 Hulic Reit, Inc 994
37,337 Idemitsu Kosan Co Ltd 874

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,143,800 Infomart Corp $ 11,223
164,374 Inpex Holdings, Inc 1,766
8 Invincible Investment Corp 3
371,700 Japan Elevator Service Holdings Co Ltd 4,621
90,600 e Japan Post Bank Co Ltd 777
353,100 Japan Post Holdings Co Ltd 2,971
50,400 Japan Post Insurance Co Ltd 886
4 Japan Retail Fund Investment Corp 3
208,240 e Japan Tobacco, Inc 4,198
90,309 JFE Holdings, Inc 1,048
450,200 JGC Corp 5,707
34,373 JSR Corp 673
300,700 Kansai Electric Power Co, Inc 2,920
101,600 Kao Corp 4,034
328,100 KDDI Corp 9,950
140 Kenedix Realty Investment Corp 340
207,900 Mebuki Financial Group Inc 528
246,801 Mitsubishi Chemical Holdings Corp 1,278
389,473 Mitsubishi Estate Co Ltd 5,045
2,740,000 Mitsubishi UFJ Financial Group, Inc 18,395
90,200 Mitsubishi UFJ Lease & Finance Co Ltd 444
824,900 Mitsui & Co Ltd 24,026
32,301 Mitsui Chemicals, Inc 725
8,150 Mitsui Fudosan Co Ltd 149
1,283 Mitsui Fudosan Logistics Park, Inc 4,690
540,700 Mizuho Financial Group, Inc 7,618
1,255,350 MonotaRO Co Ltd 17,683
302 Mori Hills REIT Investment Corp 361
99,700 MS&AD Insurance Group Holdings Inc 3,187
171,700 Murata Manufacturing Co Ltd 8,467
1,120,900 Nikon Corp 9,912
1,390,000 Nintendo Co Ltd 58,445
139,000 Nippon Paint Co Ltd 1,092
132,801 Nippon Steel Corp 2,304
256,100 Nippon Telegraph & Telephone Corp 7,304
21,339 Nissan Chemical Industries Ltd 931
28,600 Nitto Denko Corp 1,647
704,800 * Nomura Holdings, Inc 2,612
821 Nomura Real Estate Master Fund, Inc 1,017
141,295 OJI Paper Co Ltd 571
131,411 Omron Corp 6,351
33,800 Oriental Land Co Ltd 4,919
294,300 ORIX Corp 4,711
555 Orix JREIT, Inc 787
114,200 Osaka Securities Exchange Co Ltd 1,646
167,200 Paltac Corp 5,856
452,900 Panasonic Corp 3,790
1,765,400 Recruit Holdings Co Ltd 55,260
468,800 Resona Holdings, Inc 2,575
52,800 * SBI Holdings, Inc 1,006
146,900 Sekisui House Ltd 2,604
103,100 Seven & I Holdings Co Ltd 4,418
132,200 Seven Bank Ltd 264
85,998 * SHIFT, Inc 15,138
51,700 Shin-Etsu Chemical Co Ltd 6,313
34,800 * Shinsei Bank Ltd 565
22,000 Shiseido Co Ltd 1,078
93,400 * Shizuoka Financial Group, Inc 748
485,300 SMS Co Ltd 12,276
75,200 Sompo Holdings, Inc 3,327
2,229,165 Sony Corp 169,910

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,504 Star Asia Investment Corp $ 1,473
277,000 Sumitomo Chemical Co Ltd 993
89,801 Sumitomo Heavy Industries Ltd 1,793
43,200 Sumitomo Metal Mining Co Ltd 1,518
1,704,501 Sumitomo Mitsui Financial Group, Inc 68,576
75,700 Sumitomo Mitsui Trust Holdings, Inc 2,642
20 Sumitomo Realty & Development Co Ltd 0 ^
120,400 T&D Holdings, Inc 1,723
20,782 Taiyo Nippon Sanso Corp 301
432,300 Takeda Pharmaceutical Co Ltd 13,508
543,897 TechnoPro Holdings, Inc 14,480
240,200 Terumo Corp 6,810
424,300 Tokio Marine Holdings, Inc 9,064
9,500 Tokyo Century Corp 320
309,200 * Tokyo Electric Power Co, Inc 1,114
32,800 Tokyo Electron Ltd 9,638
163,200 Tokyo Gas Co Ltd 3,195
267,700 Tokyo Tatemono Co Ltd 3,241
253,901 Toray Industries, Inc 1,412
51,021 Tosoh Corp 607
7,037,510 * Toyota Motor Corp 96,010
509 United Urban Investment Corp 582
TOTAL JAPAN 1,119,679
KOREA, REPUBLIC OF - 0.9%
2,243 * Amorepacific Corp 245
621 * BGF retail Co Ltd 104
6,700 Celltrion Healthcare Co Ltd 310
1,291 * Celltrion Pharm Inc 69
21,789 Celltrion, Inc 2,781
5,248 * Cheil Communications, Inc 96
645 CJ CheilJedang Corp 194
1,268 * CJ Corp 85
62,427 * Coupang, Inc 918
4,149 * Coway Co Ltd 184
9,852 * Dongbu Insurance Co Ltd 511
10,815 Doosan Bobcat, Inc 296
31,722 * Doosan Heavy Industries and Construction Co Ltd 386
10,001 Ecopro BM Co Ltd 732
1,764 E-Mart Co Ltd 137
3,402 * F&F Co Ltd 391
3,877 GS Holdings Corp 135
23,467 Hana Financial Group, Inc 781
5,677 * Hankook Tire Co Ltd 140
550 * Hanmi Pharm Co Ltd 130
14,943 Hanon Systems 96
24,618 * Hanwha Chemical Corp 842
22,950 * HLB, Inc 518
3,803 * Honam Petrochemical Corp 538
2,157 * Hotel Shilla Co Ltd 142
3,796 * HYBE Co Ltd 525
191,189 Hynix Semiconductor, Inc 11,407
6,418 * Hyundai Engineering & Construction Co Ltd 177
1,399 * Hyundai Glovis Co Ltd 182
3,336 * Hyundai Heavy Industries 188
3,561 * Hyundai Heavy Industries Co Ltd 328
20,853 * Hyundai Merchant Marine Co Ltd 325
1,900 * Hyundai Mipo Dockyard 127
14,113 Hyundai Mobis 2,239
30,222 Hyundai Motor Co 3,617
2,975 Hyundai Motor Co Ltd (2nd Preference) 174

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,919 Hyundai Motor Co Ltd (Preference) $ 112
3,920 Hyundai Robotics Co Ltd 177
19,010 * Hyundai Steel Co 463
4,675 * Iljin Materials Co Ltd 193
20,087 Industrial Bank of Korea 156
24,454 Kakao Corp 1,042
7,054 * Kakao Games Corp 252
11,018 * KakaoBank Corp 214
7,409 * Kangwon Land, Inc 136
197,739 KB Financial Group, Inc 7,576
57,108 * Kia Motors Corp 2,687
15,454 * Korea Aerospace Industries Ltd 625
20,623 Korea Electric Power Corp 356
3,074 * Korea Investment Holdings Co Ltd 130
1,402 * Korea Kumho Petrochemical 140
1,865 * Korea Zinc Co Ltd 836
13,981 * Korean Air Lines Co Ltd 255
6,150 *,g Krafton, Inc 822
24,807 * KT&G Corp 1,793
4,735 * L&F Co Ltd 653
106,374 * LG Chem Ltd 50,797
605 * LG Chem Ltd (Preference) 133
20,492 * LG Corp 1,269
19,251 * LG Display Co Ltd 190
8,427 * LG Electronics, Inc 579
12,457 * LG Energy Solution 4,293
708 * LG Household & Health Care Ltd 408
1,068 * LG Innotek Co Ltd 215
18,942 LG Telecom Ltd 166
953 * Lotte Shopping Co Ltd 69
6,922 * Meritz Fire & Marine Insurance Co Ltd 274
17,971 * Meritz Securities Co Ltd 90
21,172 * Mirae Asset Daewoo Co Ltd 102
10,312 Naver Corp 1,467
1,287 * NCsoft 460
1,486 *,g Netmarble Corp 72
1,799 * Orion Corp/Republic of Korea 183
21,826 * Pan Ocean Co Ltd 100
2,213 * Pearl Abyss Corp 74
16,917 POSCO 3,702
5,582 * POSCO Refractories & Environment Co Ltd 797
4,511 * S1 Corp (Korea) 212
6,240 *,g Samsung Biologics Co Ltd 4,057
17,843 * Samsung C&T Corp 1,608
4,407 * Samsung Electro-Mechanics Co Ltd 458
975,693 Samsung Electronics Co Ltd 42,826
65,200 Samsung Electronics Co Ltd (Preference) 2,613
12,184 * Samsung Engineering Co Ltd 216
6,637 * Samsung Fire & Marine Insurance Co Ltd 1,050
47,934 * Samsung Heavy Industries Co Ltd 194
16,543 * Samsung Life Insurance Co Ltd 929
26,241 Samsung SDI Co Ltd 12,321
2,670 Samsung SDS Co Ltd 260
4,996 * Samsung Securities Co Ltd 125
8,130 SD Biosensor, Inc 195
18,000 Seegene, Inc 389
102,567 Shinhan Financial Group Co Ltd 2,855
4,232 * SK Biopharmaceuticals Co Ltd 242
4,878 * SK Bioscience Co Ltd 286
8,696 SK Holdings Co Ltd 1,305
5,054 *,g SK IE Technology Co Ltd 214

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
12,034 * SK Innovation Co Ltd $ 1,470
20,357 * SK Square Co Ltd 542
4,267 * SKC Co Ltd 301
10,386 S-Oil Corp 691
43,178 Woori Financial Group, Inc 394
11,674 * Woori Investment & Securities Co Ltd 81
4,079 * Yuhan Corp 185
TOTAL KOREA, REPUBLIC OF 190,127
KUWAIT - 0.0%
321,204 Agility Public Warehousing Co KSC 757
94,317 Boubyan Bank KSCP 247
121,978 Gulf Bank KSCP 125
1,305,470 Kuwait Finance House 3,527
140,662 Mabanee Co KPSC 390
492,552 Mobile Telecommunications Co KSC 908
1,588,660 National Bank of Kuwait SAKP 5,602
TOTAL KUWAIT 11,556
LUXEMBOURG - 0.0%
10,712 Reinet Investments S.C.A 206
TOTAL LUXEMBOURG 206
MACAU - 0.0%
499,000 Galaxy Entertainment Group Ltd 3,281
TOTAL MACAU 3,281
MALAYSIA - 0.1%
141,200 AMMB Holdings BHD 133
202,943 Axiata Group Bhd 143
523,679 Bumiputra-Commerce Holdings BHD 689
856,300 Dialog Group BHD 476
228,900 Digi.Com BHD 208
171,900 Genting BHD 175
210,200 Genting Malaysia BHD 128
110,600 HAP Seng Consolidated BHD 161
131,400 Hartalega Holdings BHD 51
48,600 Hong Leong Bank BHD 227
10,900 Hong Leong Credit BHD 46
830,900 IHH Healthcare BHD 1,173
544,000 Inari Amertron BHD 322
185,100 IOI Corp BHD 170
32,630 Kuala Lumpur Kepong BHD 166
385,429 Malayan Banking BHD 761
42,800 * Malaysia Airports Holdings BHD 64
172,400 Maxis BHD 150
359,600 MISC BHD 612
412,250 g MR DIY Group M Bhd 187
5,300 Nestle Malaysia BHD 168
526,700 Petronas Chemicals Group BHD 1,029
58,900 Petronas Dagangan BHD 308
212,300 Petronas Gas BHD 825
45,280 PPB Group BHD 179
745,600 Press Metal BHD 826
3,308,100 Public Bank BHD 3,244
186,550 QL Resources BHD 233
118,228 RHB Capital BHD 155
225,700 Sime Darby BHD 118
157,900 Sime Darby Plantation BHD 167
90,241 Telekom Malaysia BHD 111
598,100 Tenaga Nasional BHD 1,307

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
379,500 Top Glove Corp BHD $ 78
TOTAL MALAYSIA 14,790
MEXICO - 0.2%
629,400 Alfa S.A. de C.V. (Class A) 401
5,951,100 America Movil S.A.B. de C.V. 5,399
159,500 e,g Banco del Bajio S.A. 504
3,282,594 * Cemex S.A. de C.V. 1,328
114,665 Coca-Cola Femsa SAB de C.V. 776
94,000 Embotelladoras Arca SAB de C.V. 763
627,500 Fibra Uno Administracion S.A. de C.V. 739
418,300 Fomento Economico Mexicano S.A. de C.V. 3,255
41,435 Gruma SAB de C.V. 555
74,700 Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,070
39,350 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 918
283,000 e Grupo Bimbo S.A. de C.V. (Series A) 1,196
104,100 Grupo Carso S.A. de C.V. (Series A1) 437
1,014,600 Grupo Financiero Banorte S.A. de C.V. 7,285
159,227 *,e Grupo Financiero Inbursa S.A. 268
658,000 Grupo Mexico S.A. de C.V. (Series B) 2,310
518,800 e Grupo Televisa S.A. 472
28,295 *,e Industrias Penoles S.A. de C.V. 348
316,500 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 537
243,100 Operadora de Sites Mexicanos S.A. de C.V. 239
218,000 Orbia Advance Corp SAB de C.V. 386
43,345 Promotora y Operadora de Infraestructura SAB de C.V. 355
18,618 Southern Copper Corp 1,124
1,119,100 e Wal-Mart de Mexico SAB de C.V. 3,939
TOTAL MEXICO 34,604
NETHERLANDS - 2.5%
45,850 *,g Adyen NV 63,651
36 * Argenx SE 13
19,396 * Argenx SE 7,281
252,793 ASML Holding NV 137,836
124,945 g Euronext NV 9,250
58,701 Heineken NV 5,529
8,700,456 ING Groep NV 105,982
256,896 Koninklijke Ahold Delhaize NV 7,386
637,794 Koninklijke KPN NV 1,974
5,980,379 Shell plc 168,592
1,610,146 Universal Music Group NV 38,938
TOTAL NETHERLANDS 546,432
NORWAY - 0.7%
676,678 Aker BP ASA 21,033
3,365,240 Equinor ASA 120,947
197,815 Gjensidige Forsikring BA 3,880
952,933 Norsk Hydro ASA 7,121
TOTAL NORWAY 152,981
PERU - 0.0%
46,000 Cia de Minas Buenaventura S.A. (ADR) (Series B) 343
15,900 Credicorp Ltd 2,157
TOTAL PERU 2,500
PHILIPPINES - 0.1%
350,990 Aboitiz Equity Ventures, Inc 364
1,832,650 AC Energy Corp 252
18,660 Ayala Corp 234
1,571,370 Ayala Land, Inc 872

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
138,140 Bank of the Philippine Islands $ 253
186,600 BDO Unibank, Inc 355
2,414 Globe Telecom, Inc 95
215,860 International Container Term Services, Inc 775
606,205 JG Summit Holdings (Series B) 548
32,730 Jollibee Foods Corp 135
55,460 Manila Electric Co 298
131,963 Metropolitan Bank & Trust 128
1,317,900 g Monde Nissin Corp 263
6,815 PLDT, Inc 161
5,826,950 Robinsons Retail Holdings, Inc 5,640
18,890 SM Investments Corp 306
2,545,300 SM Prime Holdings 1,624
66,700 Universal Robina 164
TOTAL PHILIPPINES 12,467
POLAND - 0.0%
74,107 *,g Allegro.eu S.A. 428
14,210 Bank Pekao S.A. 283
2,677 Bank Zachodni WBK S.A. 159
1,008 BRE Bank S.A. 68
5,043 CD Projekt Red S.A. 150
51,365 Cyfrowy Polsat S.A. 207
10,007 *,g Dino Polska S.A. 860
28,829 KGHM Polska Miedz S.A. 839
222 LPP S.A. 541
200,894 * PGE Polska Grupa Energetyczna S.A. 317
141,994 Polski Koncern Naftowy Orlen S.A. 2,086
68,313 Powszechna Kasa Oszczednosci Bank Polski S.A. 474
125,492 Powszechny Zaklad Ubezpieczen S.A. 1,019
TOTAL POLAND 7,431
PORTUGAL - 0.1%
899,973 Jeronimo Martins SGPS S.A. 19,471
TOTAL PORTUGAL 19,471
QATAR - 0.1%
435,959 Barwa Real Estate Co 344
244,705 Commercial Bank of Qatar QSC 336
329,617 Industries Qatar QSC 1,163
442,309 Masraf Al Rayan 386
852,361 Mesaieed Petrochemical Holding Co 501
180,339 Ooredoo QSC 456
101,850 Qatar Electricity & Water Co 495
146,972 Qatar Fuel QSC 725
567,795 Qatar Gas Transport Co Ltd 573
74,525 Qatar International Islamic Bank QSC 213
129,168 Qatar Islamic Bank SAQ 658
1,393,727 Qatar National Bank 6,909
TOTAL QATAR 12,759
ROMANIA - 0.0%
99,888 NEPI Rockcastle NV 599
TOTAL ROMANIA 599
RUSSIA - 0.0%
12,672 *,†,e Ozon Holdings plc (ADR) 0 ^
211,169 *,† VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
SAUDI ARABIA - 0.3%
16,592 ACWA Power Co $ 671
27,589 Advanced Petrochemical Co 314
411,252 * Al Rajhi Bank 8,224
586,776 Alinma Bank 5,081
55,964 Almarai Co JSC 797
46,809 Arab National Bank 398
4,731 Arabian Internet & Communications Services Co 305
38,009 * Bank AlBilad 447
30,171 Bank Al-Jazira 153
46,026 Banque Saudi Fransi 496
15,075 Bupa Arabia for Cooperative Insurance Co 575
7,138 Dallah Healthcare Co 282
43,498 * Dar Al Arkan Real Estate Development Co 134
64,305 Dr Sulaiman Al Habib Medical Services Group Co 3,755
4,717 Elm Co 419
33,529 * Emaar Economic City 74
83,005 Etihad Etisalat Co 767
13,192 Jarir Marketing Co 526
96,636 * Mobile Telecommunications Co Saudi Arabia 258
53,471 Mouwasat Medical Services Co 2,996
9,005 Nahdi Medical Co 400
382,978 National Commercial Bank 5,155
63,921 * National Industrialization Co 212
94,702 * Rabigh Refining & Petrochemical Co 274
281,433 Riyad Bank 2,393
45,910 SABIC Agri-Nutrients Co 1,792
75,083 Sahara International Petrochemical Co 687
181,595 * Saudi Arabian Mining Co 3,118
536,002 g Saudi Arabian Oil Co 4,601
194,901 Saudi Basic Industries Corp 4,662
542,254 Saudi British Bank 5,579
187,428 Saudi Electricity Co 1,159
77,677 Saudi Industrial Investment Group 459
100,046 Saudi Investment Bank 461
156,510 * Saudi Kayan Petrochemical Co 574
7,591 * Saudi Research & Marketing Group 368
9,515 Saudi Tadawul Group Holding Co 461
321,787 Saudi Telecom Co 3,131
54,612 Savola Group 401
56,990 Yanbu National Petrochemical Co 634
TOTAL SAUDI ARABIA 63,193
SINGAPORE - 0.3%
596,900 e Ascendas REIT 1,223
17,000 g BOC Aviation Ltd 142
482,342 e Capitaland Investment Ltd 1,333
71,504 CapitaMall Trust 109
402,200 DBS Group Holdings Ltd 10,180
342,024 * Grab Holdings Ltd 1,101
784,010 * Grab Holdings Ltd. 2,525
741,061 e Oversea-Chinese Banking Corp 6,741
180,200 Singapore Exchange Ltd 1,205
1,602,500 e Singapore Telecommunications Ltd 3,072
999,374 STMicroelectronics NV 35,514
263,616 United Overseas Bank Ltd 6,038
TOTAL SINGAPORE 69,183
SOUTH AFRICA - 0.3%
66,987 Absa Group Ltd 761
20,829 African Rainbow Minerals Ltd 352

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,504 Anglo American Platinum Ltd $ 960
273,809 Anglo American plc 10,722
28,636 Aspen Pharmacare Holdings Ltd 229
70,879 Bid Corp Ltd 1,376
60,275 Bidvest Group Ltd 761
50,729 Capitec Bank Holdings Ltd 5,522
49,325 Clicks Group Ltd 784
101,568 * Discovery Holdings Ltd 735
58,803 Exxaro Resources Ltd 754
706,677 FirstRand Ltd 2,567
74,095 Foschini Ltd 436
187,917 Gold Fields Ltd 1,951
698,153 Growthpoint Properties Ltd 597
108,946 Harmony Gold Mining Co Ltd 381
179,403 Impala Platinum Holdings Ltd 2,255
13,546 e Kumba Iron Ore Ltd 391
53,724 Mr Price Group Ltd 498
365,058 MTN Group Ltd 2,727
77,092 MultiChoice Group Ltd 532
46,089 Naspers Ltd (N Shares) 7,702
36,699 Nedbank Group Ltd 459
68,182 * Northam Platinum Holdings Ltd 751
999,924 Old Mutual Ltd 613
340,873 g Pepkor Holdings Ltd 401
106,152 Remgro Ltd 826
374,846 Sanlam Ltd 1,075
121,993 Sasol Ltd 1,947
107,231 Shoprite Holdings Ltd 1,421
601,855 Sibanye Stillwater Ltd 1,596
40,227 e Spar Group Ltd 269
683,465 Standard Bank Group Ltd 6,743
136,617 Vodacom Group Pty Ltd 987
210,099 Woolworths Holdings Ltd 818
TOTAL SOUTH AFRICA 60,899
SPAIN - 0.4%
287,054 * Amadeus IT Holding S.A. 14,892
8,948,619 Banco Bilbao Vizcaya Argentaria S.A. 53,900
1,046,204 Iberdrola S.A. 12,213
281,121 Industria De Diseno Textil S.A. 7,467
108,528 *,†,e Let's GOWEX S.A. 1
16,556 Merlin Properties Socimi S.A. 155
1,074,354 Telefonica S.A. 3,889
TOTAL SPAIN 92,517
SWEDEN - 0.7%
1,110,217 Assa Abloy AB 23,880
217,648 Boliden AB 8,175
116,434 g Evolution Gaming Group AB 11,341
385,060 * Fastighets AB Balder 1,797
1,954,210 e Hexagon AB 20,490
532,161 e Intrum Justitia AB 6,441
1,478,488 Sandvik AB 26,719
26,421 *,e SAS AB 1
5,101,161 e Swedish Match AB 55,509
TOTAL SWEDEN 154,353
SWITZERLAND - 1.0%
108,526 Alcon, Inc 7,447
106,107 Cie Financiere Richemont S.A. 13,758
744,651 Credit Suisse Group 2,223

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,635 Givaudan S.A. $ 14,196
177,108 Lonza Group AG. 86,938
184,558 Novartis AG. 16,702
10,026 PSP Swiss Property AG. 1,178
9,304 Sonova Holdings AG 2,210
50,528 Straumann Holding AG. 5,794
10,026 Swiss Prime Site AG. 869
168,993 TE Connectivity Ltd 19,400
833,359 UBS Group AG 15,489
72,911 Zurich Insurance Group AG 34,857
TOTAL SWITZERLAND 221,061
TAIWAN - 1.9%
103,000 Accton Technology Corp 782
218,000 Acer, Inc 166
33,391 Advantech Co Ltd 358
260,000 ASE Technology Holding Co Ltd 790
182,000 Asia Cement Corp 242
56,000 Asustek Computer, Inc 488
503,800 AU Optronics Corp 245
51,189 Catcher Technology Co Ltd 281
1,952,217 Cathay Financial Holding Co Ltd 2,535
297,671 Chailease Holding Co Ltd 2,097
355,026 Chang Hwa Commercial Bank 198
138,000 Cheng Shin Rubber Industry Co Ltd 152
217,000 China Airlines 134
1,222,844 China Development Financial Holding Corp 500
2,516,000 China Steel Corp 2,438
7,958,000 Chinatrust Financial Holding Co 5,711
309,000 Chunghwa Telecom Co Ltd 1,136
336,000 Compal Electronics, Inc 252
929,727 Dadi Early-Childhood Education Group Ltd 3,054
1,303,000 Delta Electronics, Inc 12,079
2,951,532 E.Sun Financial Holding Co Ltd 2,305
678,000 Eclat Textile Co Ltd 10,884
14,000 eMemory Technology, Inc 605
189,000 Eva Airways Corp 172
80,292 Evergreen Marine Corp Taiwan Ltd 424
745,000 Far Eastern Textile Co Ltd 772
124,000 Far EasTone Telecommunications Co Ltd 266
31,040 Feng TAY Enterprise Co Ltd 208
836,228 First Financial Holding Co Ltd 720
761,000 Formosa Chemicals & Fibre Corp 1,743
254,000 Formosa Petrochemical Corp 663
892,000 Formosa Plastics Corp 2,515
1,638,979 Fubon Financial Holding Co Ltd 2,998
792,778 Fuhwa Financial Holdings Co Ltd 559
22,797 Giant Manufacturing Co Ltd 148
17,000 Globalwafers Co Ltd 236
1,501,000 Hon Hai Precision Industry Co, Ltd 4,865
1,934,278 Hota Industrial Manufacturing Co Ltd 4,195
23,000 Hotai Motor Co Ltd 439
694,069 Hua Nan Financial Holdings Co Ltd 506
698,145 InnoLux Display Corp 251
177,000 Inventec Co Ltd 151
7,604 Largan Precision Co Ltd 503
152,000 Lite-On Technology Corp 314
546,242 MediaTek, Inc 11,044
2,611,000 Mega Financial Holding Co Ltd 2,572
50,000 Micro-Star International Co Ltd 194
13,400 momo.com, Inc 279

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,025,000 Nan Ya Plastics Corp $ 2,364
18,000 Nan Ya Printed Circuit Board Corp 132
103,000 Nanya Technology Corp 171
12,000 Nien Made Enterprise Co Ltd 115
46,000 Novatek Microelectronics Corp Ltd 470
153,000 Pegatron Technology Corp 316
290,000 * PharmaEssentia Corp 4,494
176,000 Pou Chen Corp 196
637,000 Powerchip Semiconductor Manufacturing Corp 657
124,000 President Chain Store Corp 1,096
1,505,000 Prime View International Co Ltd 7,881
213,000 Quanta Computer, Inc 500
36,000 Realtek Semiconductor Corp 327
359,310 Ruentex Development Co Ltd 505
320,791 Shanghai Commercial & Savings Bank Ltd 460
2,820,684 Shin Kong Financial Holding Co Ltd 804
807,623 SinoPac Financial Holdings Co Ltd 439
101,000 Synnex Technology International Corp 194
821,908 Taishin Financial Holdings Co Ltd 403
470,000 Taiwan Business Bank 198
479,579 Taiwan Cement Corp 524
772,545 Taiwan Cooperative Financial Holding 653
427,000 Taiwan High Speed Rail Corp 399
141,000 Taiwan Mobile Co Ltd 434
18,822,100 Taiwan Semiconductor Manufacturing Co Ltd 273,362
237,482 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 17,690
99,000 Unimicron Technology Corp 384
1,051,000 Uni-President Enterprises Corp 2,275
942,000 United Microelectronics Corp 1,238
72,000 Vanguard International Semiconductor Corp 181
13,000 Voltronic Power Technology Corp 652
531,650 Walsin Lihwa Corp 816
51,810 Wan Hai Lines Ltd 135
25,000 Win Semiconductors Corp 111
227,000 Winbond Electronics Corp 144
18,000 Wiwynn Corp 466
122,640 WPG Holdings Co Ltd 192
25,739 Yageo Corp 375
131,000 Yang Ming Marine Transport 278
50,000 Zhen Ding Technology Holding Ltd 170
TOTAL TAIWAN 406,370
THAILAND - 0.1%
95,100 Advanced Info Service PCL 535
919,700 Airports of Thailand PCL 1,991
1,296,900 Asset World Corp PCL 235
187,600 B Grimm Power PCL 216
816,500 Bangkok Dusit Medical Services PCL 690
1,374,900 Bangkok Expressway & Metro PCL 389
265,900 Berli Jucker PCL 271
1,090,690 BTS Group Holdings PCL 265
46,500 Bumrungrad Hospital PCL 284
57,900 Carabao Group PCL 162
425,500 Central Pattana PCL 871
137,975 Central Retail Corp PCL 184
298,300 Charoen Pokphand Foods PCL 213
1,260,200 CP ALL plc 2,477
24,700 Delta Electronics Thai PCL 592
68,400 Electricity Generating PCL 340
354,297 Energy Absolute PCL 990
150,000 Global Power Synergy Co Ltd 316

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
614,230 Gulf Energy Development PCL $ 979
1,240,700 Home Product Center PCL 555
129,300 Indorama Ventures PCL 152
227,300 Intouch Holdings PCL (Class F) 507
134,300 JMT Network Services PCL 267
46,000 Kasikornbank PCL (Foreign) 196
790,700 Krung Thai Bank PCL 403
180,400 Krungthai Card PCL 307
1,991,800 Land and Houses PCL Co Reg 569
239,700 * Minor International PCL 225
88,100 Muangthai Capital PCL 96
107,600 Osotspa PCL 88
330,000 PTT Exploration & Production PCL 1,681
556,100 PTT Global Chemical PCL 757
701,000 PTT Oil & Retail Business PCL 481
2,316,800 PTT PCL 2,246
93,550 Ratch Group PCL 116
186,800 SCB X PCL 575
251,900 SCG Packaging PCL 414
171,300 Siam Cement PCL 1,690
123,800 Srisawad Corp PCL 174
329,902 Thai Oil PCL 535
210,500 Thai Union Group PCL 103
924,600 True Corp PCL 129
TOTAL THAILAND 24,266
TURKEY - 0.0%
235,236 Akbank TAS 246
144,060 Aselsan Elektronik Sanayi Ve Ticaret AS 478
101,084 BIM Birlesik Magazalar AS 739
279,051 Eregli Demir ve Celik Fabrikalari TAS 613
13,977 Ford Otomotiv Sanayi AS 391
84,263 Haci Omer Sabanci Holding AS 203
236,338 * Hektas Ticaret TAS 475
147,492 KOC Holding AS 662
94,874 * Sasa Polyester Sanayi AS 558
115,524 * Turk Hava Yollari 870
265,156 Turkcell Iletisim Hizmet AS 535
274,528 Turkiye Is Bankasi (Series C) 188
29,325 * Turkiye Petrol Rafinerileri AS 831
290,213 Turkiye Sise ve Cam Fabrikalari AS 664
232,030 Yapi ve Kredi Bankasi 147
TOTAL TURKEY 7,600
UNITED ARAB EMIRATES - 0.1%
216,214 Abu Dhabi Commercial Bank PJSC 529
107,941 Abu Dhabi Islamic Bank PJSC 267
680,080 Abu Dhabi National Oil Co for Distribution PJSC 815
837,296 Aldar Properties PJSC 1,006
626,858 Dubai Islamic Bank PJSC 973
873,032 Emaar Properties PJSC 1,389
148,403 Emirates NBD Bank PJSC 523
740,426 Emirates Telecommunications Group Co PJSC 4,596
703,086 * Multiply Group 886
999,805 National Bank of Abu Dhabi PJSC 4,646
5,358 *,† NMC Health plc 0 ^
430,003 * Q Holding PJSC 468
TOTAL UNITED ARAB EMIRATES 16,098
UNITED KINGDOM - 4.1%
591,621 Allfunds Group PLC 4,149

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,242,714 Ashtead Group plc $ 70,592
139,583 Associated British Foods plc 2,646
1,358,229 AstraZeneca plc 183,795
1,994,150 Beazley plc 16,309
130,365 Big Yellow Group plc 1,806
4,298,118 BP plc 24,800
654,066 British American Tobacco plc 25,874
300,844 British Land Co plc 1,428
97,235 * Coca-Cola European Partners plc (Class A) 5,379
671,685 Compass Group plc 15,511
2,971,182 *,e Darktrace plc 9,320
308,987 Dechra Pharmaceuticals plc 9,739
40,110 Derwent London plc 1,148
2,353,191 Diageo plc 103,004
1,927,917 Electrocomponents plc 20,758
861,385 Fevertree Drinks plc 10,714
200,562 Great Portland Estates plc 1,195
309,839 Informa plc 2,311
212,656 *,g Just Eat Takeaway.com NV 4,526
220,618 e Land Securities Group plc 1,648
111,431 * Liberty Global plc (Class A) 2,109
22,153 * Liberty Global plc (Class C) 430
230,912 Linde plc 75,319
393,685 Linde plc (Xetra) 128,326
15,069,214 Lloyds TSB Group plc 8,224
145,794 London Stock Exchange Group plc 12,527
6,296,945 Man Group plc 16,201
756,924 National Grid plc 9,067
2,022,186 NatWest Group plc 6,449
32,948 Next plc 2,309
29,631 *,g Pepco Group NV 268
144,742 Reckitt Benckiser Group plc 10,033
776,251 RELX plc 21,503
248,636 RELX plc 6,874
160,448 Safestore Holdings plc 1,830
206,741 Scottish & Southern Energy plc 4,252
258,366 Segro plc 2,380
1,934,012 Standard Chartered plc 14,425
4,781,461 Tesco plc 12,885
1,446,210 *,e THG Holdings Ltd 773
5,371,958 Tritax Big Box REIT plc 9,003
419,164 Unilever plc 21,163
5,349,630 Vodafone Group plc 5,418
259,744 WPP plc 2,566
TOTAL UNITED KINGDOM 890,986
UNITED STATES - 61.5%
63,482 3M Co 7,613
636 A.O. Smith Corp 36
892,425 Abbott Laboratories 97,979
1,090,980 AbbVie, Inc 176,313
268,214 Accenture plc 71,570
3,408 Activision Blizzard, Inc 261
15,189 * Adobe, Inc 5,112
257 Advance Auto Parts, Inc 38
1,115,076 * Advanced Micro Devices, Inc 72,223
2,985 AES Corp 86
1,191 *,e Affirm Holdings, Inc 12
41,553 Aflac, Inc 2,989
1,298 Agilent Technologies, Inc 194
11,694 Agree Realty Corp 829

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
92,585 Air Products & Chemicals, Inc $ 28,540
1,652 * Airbnb, Inc 141
675 * Akamai Technologies, Inc 57
27,792 Albemarle Corp 6,027
667,341 Alcoa Corp 30,344
63,129 Alexandria Real Estate Equities, Inc 9,196
315 * Align Technology, Inc 66
417 Allegion plc 44
445,396 Alliant Energy Corp 24,590
1,171 Allstate Corp 159
1,402 Ally Financial, Inc 34
57,585 * Alnylam Pharmaceuticals, Inc 13,685
1,631,645 * Alphabet, Inc (Class A) 143,960
2,059,671 * Alphabet, Inc (Class C) 182,755
1,282,656 *,e Altimmune, Inc 21,100
331,567 Altria Group, Inc 15,156
3,566,040 * Amazon.com, Inc 299,547
6,782 Amcor plc 81
369 AMERCO 20
285,034 Ameren Corp 25,345
323,296 American Electric Power Co, Inc 30,697
249,423 American Express Co 36,852
340 American Financial Group, Inc 47
288,831 American Homes 4 Rent 8,705
609,434 American International Group, Inc 38,541
90,572 American Tower Corp 19,189
799 American Water Works Co, Inc 122
90,847 Americold Realty Trust 2,572
74,343 Ameriprise Financial, Inc 23,148
73,023 AmerisourceBergen Corp 12,101
174,112 Ametek, Inc 24,327
143,198 Amgen, Inc 37,610
2,592 Amphenol Corp (Class A) 197
2,241 Analog Devices, Inc 368
2,039 Annaly Capital Management, Inc 43
388 * Ansys, Inc 94
3,110,682 * Antero Resources Corp 96,400
43,023 Aon plc 12,913
1,460 APA Corp 68
1,758 Apollo Global Management, Inc 112
5,191,942 d Apple, Inc 674,589
3,748 Applied Materials, Inc 365
31,391 * Aptiv plc 2,923
1,096 ARAMARK Holdings Corp 45
307,316 * Arch Capital Group Ltd 19,293
2,441 Archer-Daniels-Midland Co 227
674 Ares Management Corp 46
1,074 * Arista Networks, Inc 130
285 * Arrow Electronics, Inc 30
917 Arthur J. Gallagher & Co 173
126 * Aspen Technology, Inc 26
232 Assurant, Inc 29
1,990,882 AT&T, Inc 36,652
269,258 * Atlassian Corp 34,648
613 Atmos Energy Corp 69
952 * Autodesk, Inc 178
322,063 Automatic Data Processing, Inc 76,928
1,871 * AutoZone, Inc 4,614
47,084 AvalonBay Communities, Inc 7,605
20,553 * Avantor, Inc 433
3,877 Avery Dennison Corp 702

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,408 Baker Hughes Co $ 130
1,353 Ball Corp 69
1,528,047 Bank of America Corp 50,609
599,969 Bank of New York Mellon Corp 27,311
1,084 Bath & Body Works, Inc 46
74,219 Baxter International, Inc 3,783
57,598 Becton Dickinson & Co 14,647
936 Bentley Systems, Inc 35
349,341 * Berkshire Hathaway, Inc (Class B) 107,911
26,230 Best Buy Co, Inc 2,104
392 * Bill.Com Holdings, Inc 43
30,286 * Biogen, Inc 8,387
826 * BioMarin Pharmaceutical, Inc 85
94 * Bio-Rad Laboratories, Inc (Class A) 40
660 Bio-Techne Corp 55
653 * Black Knight, Inc 40
39,618 BlackRock, Inc 28,075
144,949 Blackstone, Inc 10,754
2,307 * Block, Inc 145
248,155 * Boeing Co 47,271
6,469 * Booking Holdings, Inc 13,037
561 Booz Allen Hamilton Holding Co 59
1,010 BorgWarner, Inc 41
23,760 Boston Properties, Inc 1,606
1,901,785 * Boston Scientific Corp 87,996
1,961,865 Bristol-Myers Squibb Co 141,156
348,837 Broadcom, Inc 195,045
491 Broadridge Financial Solutions, Inc 66
1,009 Brown & Brown, Inc 57
1,374 Brown-Forman Corp (Class B) 90
662 Bunge Ltd 66
58,407 * Burlington Stores, Inc 11,843
139,988 Cabot Oil & Gas Corp 3,440
1,198 * Cadence Design Systems, Inc 192
1,004 * Caesars Entertainment, Inc 42
413 Camden Property Trust 46
985 Campbell Soup Co 56
2,382 Capital One Financial Corp 221
1,230 Cardinal Health, Inc 95
238 Carlisle Cos, Inc 56
825 Carlyle Group, Inc 25
680 * CarMax, Inc 41
76,955 *,e Carnival Corp 620
1,494,122 Carrier Global Corp 61,633
716 * Catalent, Inc 32
472,536 Caterpillar, Inc 113,201
449 CBOE Global Markets, Inc 56
1,408 CBRE Group, Inc 108
299,098 CDW Corp 53,413
26,067 Celanese Corp (Series A) 2,665
290,640 * Centene Corp 23,835
756,196 Centerpoint Energy, Inc 22,678
576 * Ceridian HCM Holding, Inc 37
40,722 CF Industries Holdings, Inc 3,470
542 CH Robinson Worldwide, Inc 50
3,241 * Charles River Laboratories International, Inc 706
528,130 Charles Schwab Corp 43,972
34,409 * Charter Communications, Inc 11,668
67,083 Cheniere Energy, Inc 10,060
448 Chesapeake Energy Corp 42
385,789 Chevron Corp 69,245

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
380 *,e Chewy, Inc $ 14
3,467 * Chipotle Mexican Grill, Inc (Class A) 4,810
322,799 Chubb Ltd 71,209
1,084 Church & Dwight Co, Inc 87
153,751 Cigna Corp 50,944
641 Cincinnati Financial Corp 66
405 Cintas Corp 183
1,553,404 Cisco Systems, Inc 74,004
67,735 Citigroup, Inc 3,064
560,008 Citizens Financial Group, Inc 22,048
1,300 * Clarivate Analytics plc 11
2,206 * Cleveland-Cliffs, Inc 36
25,759 Clorox Co 3,615
1,052 * Cloudflare, Inc 48
77,139 CME Group, Inc 12,972
56,488 CMS Energy Corp 3,577
2,832,721 Coca-Cola Co 180,189
732 Cognex Corp 34
2,291 Cognizant Technology Solutions Corp (Class A) 131
620 *,e Coinbase Global, Inc 22
203,058 Colgate-Palmolive Co 15,999
1,263,091 Comcast Corp (Class A) 44,170
244,614 ConAgra Brands, Inc 9,467
693,473 ConocoPhillips 81,830
1,545 Consolidated Edison, Inc 147
60,427 Constellation Brands, Inc (Class A) 14,004
88,667 Constellation Energy Corp 7,644
207 Cooper Cos, Inc 68
1,874 * Copart, Inc 114
503,807 Corebridge Financial, Inc 10,106
3,531 Corning, Inc 113
1,554,851 Corteva, Inc 91,394
1,726 * CoStar Group, Inc 133
366,749 Costco Wholesale Corp 167,421
8,985 * Coty, Inc 77
883 * Crowdstrike Holdings, Inc 93
186,324 Crown Castle International Corp 25,273
922,698 Crown Holdings, Inc 75,855
93,941 CSL Ltd 18,318
457,069 CSX Corp 14,160
13,564 Cummins, Inc 3,286
570,478 CVS Health Corp 53,163
236,995 Danaher Corp 62,903
32,101 Darden Restaurants, Inc 4,441
699 * Darling International, Inc 44
1,081 * Datadog, Inc 79
243 * DaVita, Inc 18
164,010 Deere & Co 70,321
1,220 Dell Technologies, Inc 49
216,566 * Delta Air Lines, Inc 7,116
1,086 Dentsply Sirona, Inc 35
2,655 Devon Energy Corp 163
108,413 * Dexcom, Inc 12,277
557,490 Diamondback Energy, Inc 76,253
42,129 Digital Realty Trust, Inc 4,224
197,759 Discover Financial Services 19,347
57,477 * DISH Network Corp (Class A) 807
833 * DocuSign, Inc 46
43,213 Dollar General Corp 10,641
68,952 * Dollar Tree, Inc 9,753
412,312 Dominion Energy, Inc 25,283

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
153 Domino's Pizza, Inc $ 53
1,014 * DoorDash, Inc 50
606 Dover Corp 82
116,383 Dow, Inc 5,865
1,416 DR Horton, Inc 126
1,212 * Dropbox, Inc 27
815 DTE Energy Co 96
191,962 Duke Energy Corp 19,770
717,721 DuPont de Nemours, Inc 49,257
842 * Dynatrace, Inc 32
543 Eastman Chemical Co 44
313,553 Eaton Corp 49,212
183,661 eBay, Inc 7,616
4,936 Ecolab, Inc 718
96,886 Edison International 6,164
301,703 * Edwards Lifesciences Corp 22,510
1,792 * Elanco Animal Health, Inc 22
1,223 Electronic Arts, Inc 149
108,230 Elevance Health, Inc 55,519
229,322 Eli Lilly & Co 83,895
2,576 Emerson Electric Co 247
590 * Enphase Energy, Inc 156
634 Entegris, Inc 42
49,645 Entergy Corp 5,585
247,340 EOG Resources, Inc 32,035
254 * EPAM Systems, Inc 83
1,426 EQT Corp 48
514 Equifax, Inc 100
10,005 Equinix, Inc 6,554
969,740 Equitable Holdings, Inc 27,832
151,501 Equity Lifestyle Properties, Inc 9,787
96,440 Equity Residential 5,690
126 Erie Indemnity Co (Class A) 31
1,117 Essential Utilities Inc 53
16,221 Essex Property Trust, Inc 3,438
83,533 Estee Lauder Cos (Class A) 20,725
8,425 * Etsy, Inc 1,009
52,926 Everest Re Group Ltd 17,533
1,052 Evergy, Inc 66
1,449 Eversource Energy 121
855 * Exact Sciences Corp 42
269,380 Exelon Corp 11,645
29,277 * Expedia Group, Inc 2,565
713 Expeditors International of Washington, Inc 74
30,645 Extra Space Storage, Inc 4,510
2,604,091 Exxon Mobil Corp 287,231
77 * F&G Annuities & Life, Inc 2
256 * F5 Networks, Inc 37
159 Factset Research Systems, Inc 64
111 * Fair Isaac Corp 66
2,522 Fastenal Co 119
4,422 FedEx Corp 766
116,158 Ferguson plc 14,583
908 Ferguson plc 115
1,133 Fidelity National Financial Inc 43
2,648 Fidelity National Information Services, Inc 180
1,064,054 Fifth Third Bancorp 34,912
57 First Citizens Bancshares, Inc (Class A) 43
2,338 First Horizon National Corp 57
158,536 First Republic Bank 19,324
418 * First Solar, Inc 63
633,153 FirstEnergy Corp 26,554

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
16,252 * Fiserv, Inc $ 1,643
325 * FleetCor Technologies, Inc 60
173,868 Flowserve Corp 5,334
569 FMC Corp 71
17,206 Ford Motor Co 200
2,972 * Fortinet, Inc 145
497,422 Fortive Corp 31,959
565 Fortune Brands Home & Security, Inc 32
1,329 Fox Corp (Class A) 40
624 Fox Corp (Class B) 18
1,268 e Franklin Resources, Inc 33
3,850,370 Freeport-McMoRan, Inc (Class B) 146,314
93,017 Gaming and Leisure Properties, Inc 4,845
649 * Garmin Ltd 60
139,594 * Gartner, Inc 46,923
318 * Generac Holdings, Inc 32
1,016 General Dynamics Corp 252
4,777 General Electric Co 400
67,427 General Mills, Inc 5,654
6,035 General Motors Co 203
625 Genuine Parts Co 108
440,935 Gilead Sciences, Inc 37,854
88,934 Global Payments, Inc 8,833
137,138 Globe Life, Inc 16,532
703 * GoDaddy, Inc 53
172,869 Goldman Sachs Group, Inc 59,360
504,443 GSK plc 8,718
1,121,810 * Haleon plc 4,439
1,165,724 Halliburton Co 45,871
1,395 Hartford Financial Services Group, Inc 106
555 Hasbro, Inc 34
48,456 HCA Healthcare, Inc 11,628
28,431 Healthcare Realty Trust, Inc 548
158,428 Healthpeak Properties Inc 3,972
183 HEICO Corp 28
349 HEICO Corp (Class A) 42
577 * Henry Schein, Inc 46
640 Hershey Co 148
185,514 Hess Corp 26,310
5,474 Hewlett Packard Enterprise Co 87
709 HF Sinclair Corp 37
1,174 Hilton Worldwide Holdings, Inc 148
39,917 * Hologic, Inc 2,986
645,348 Home Depot, Inc 203,840
715,525 Honeywell International, Inc 153,337
134,474 * Horizon Therapeutics Plc 15,303
1,360 Hormel Foods Corp 62
163,721 Host Hotels and Resorts, Inc 2,628
1,586 Howmet Aerospace, Inc 63
4,432 HP, Inc 119
185,832 Hubbell, Inc 43,611
190 * HubSpot, Inc 55
24,383 Humana, Inc 12,489
6,051 Huntington Bancshares, Inc 85
43,406 Huntington Ingalls 10,013
342 IDEX Corp 78
13,179 * IDEXX Laboratories, Inc 5,377
35,924 Illinois Tool Works, Inc 7,914
70,714 * Illumina, Inc 14,298
857 * Incyte Corp 69
56,344 Independence Realty Trust, Inc 950
778,958 Ingersoll Rand, Inc 40,701

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
13,153 e Innovative Industrial Properties, Inc $ 1,333
309 * Insulet Corp 91
17,889 Intel Corp 473
259,392 Intercontinental Exchange Group, Inc 26,611
3,935 International Business Machines Corp 554
548,666 International Flavors & Fragrances, Inc 57,522
1,504 International Paper Co 52
201,154 Interpublic Group of Cos, Inc 6,700
1,168 Intuit, Inc 455
124,276 * Intuitive Surgical, Inc 32,977
1,454 Invesco Ltd 26
55,712 Invitation Homes, Inc 1,651
77,543 * IQVIA Holdings, Inc 15,888
1,312 Iron Mountain, Inc 65
296,971 e iShares MSCI Canada Index Fund 9,720
75,112 e iShares MSCI South Korea Index Fund 4,242
456 J.M. Smucker Co 72
306 Jack Henry & Associates, Inc 54
544 Jacobs Solutions, Inc 65
259 * Jazz Pharmaceuticals plc 41
4,718 JB Hunt Transport Services, Inc 823
165,300 JBS S.A. 691
713,343 Johnson & Johnson 126,012
2,956 Johnson Controls International plc 189
1,172,568 JPMorgan Chase & Co 157,241
2,242,737 Juniper Networks, Inc 71,678
1,078 Kellogg Co 77
1,335,528 Keurig Dr Pepper, Inc 47,625
3,904 Keycorp 68
798 * Keysight Technologies, Inc 137
20,054 Kilroy Realty Corp 775
86,928 Kimberly-Clark Corp 11,800
2,595 Kimco Realty Corp 55
32,941 Kinder Morgan, Inc 596
31,004 KKR & Co, Inc 1,439
168,558 KLA Corp 63,551
664 Knight-Swift Transportation Holdings, Inc 35
288,356 Kraft Heinz Co 11,739
204,687 Kroger Co 9,125
812 L3Harris Technologies, Inc 169
393 Laboratory Corp of America Holdings 93
599 Lam Research Corp 252
626 Lamb Weston Holdings, Inc 56
155,806 * Las Vegas Sands Corp 7,490
251 Lear Corp 31
10,471 * Legend Biotech Corp (ADR) 523
562 Leidos Holdings, Inc 59
1,100 Lennar Corp (Class A) 100
139 Lennox International, Inc 33
569 * Liberty Broadband Corp (Class C) 43
821 * Liberty Media Group (Class C) 49
319 * Liberty SiriusXM Group (Class A) 13
701 * Liberty SiriusXM Group (Class C) 27
689 Lincoln National Corp 21
709 * Live Nation, Inc 49
1,139 LKQ Corp 61
1,040 Lockheed Martin Corp 506
888 Loews Corp 52
265,231 Lowe's Companies, Inc 52,845
337 LPL Financial Holdings, Inc 73
1,739 *,e Lucid Group, Inc 12
120,501 * Lululemon Athletica, Inc 38,606

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
4,790 Lumen Technologies, Inc $ 25
5,897 LyondellBasell Industries NV 490
193,723 M&T Bank Corp 28,101
122,750 Magnolia Oil & Gas Corp 2,878
3,023 Marathon Oil Corp 82
204,960 Marathon Petroleum Corp 23,855
57 * Markel Corp 75
159 MarketAxess Holdings, Inc 44
16,984 Marriott International, Inc (Class A) 2,529
115,857 Marsh & McLennan Cos, Inc 19,172
263 Martin Marietta Materials, Inc 89
3,714 Marvell Technology, Inc 138
1,010 Masco Corp 47
221 * Masimo Corp 33
458,110 Mastercard, Inc (Class A) 159,299
1,200 * Match Group, Inc 50
1,111 McCormick & Co, Inc 92
639,404 McDonald's Corp 168,502
69,881 McKesson Corp 26,214
2,897 e Medical Properties Trust, Inc 32
320,834 Medtronic plc 24,935
1,350,220 Merck & Co, Inc 149,807
575,346 * Meta Platforms, Inc 69,237
256,440 Metlife, Inc 18,559
583 * Mettler-Toledo International, Inc 843
1,478 MGM Resorts International 50
2,407 Microchip Technology, Inc 169
4,807 Micron Technology, Inc 240
3,198,542 Microsoft Corp 767,074
24,548 Mid-America Apartment Communities, Inc 3,854
47,817 * Moderna, Inc 8,589
219 * Mohawk Industries, Inc 22
262 * Molina Healthcare, Inc 87
852 Molson Coors Brewing Co (Class B) 44
675,188 Mondelez International, Inc 45,001
281 * MongoDB, Inc 55
186 Monolithic Power Systems, Inc 66
923,115 * Monster Beverage Corp 93,724
720 Moody's Corp 201
1,418,399 Morgan Stanley 120,592
5,833 Mosaic Co 256
727 Motorola Solutions, Inc 187
2,949 MSCI, Inc (Class A) 1,372
1,528 Nasdaq Inc 94
52,173 National Storage Affiliates Trust 1,884
609,284 Nestle S.A. 70,378
935 NetApp, Inc 56
97,058 * Netflix, Inc 28,620
443 * Neurocrine Biosciences, Inc 53
2,090 Newell Brands Inc 27
107,170 Newmont Goldcorp Corp 5,058
1,607 News Corp (Class A) 29
761,177 NextEra Energy, Inc 63,634
975,147 Nike, Inc (Class B) 114,102
1,706 NiSource, Inc 47
220 Nordson Corp 52
1,029 Norfolk Southern Corp 254
831 Northern Trust Corp 74
151,761 Northrop Grumman Corp 82,802
2,670 NortonLifelock, Inc 57
462 * Novocure Ltd 34
66,347 NRG Energy, Inc 2,111

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
27,202 Nucor Corp $ 3,585
1,111,128 NVIDIA Corp 162,380
15 * NVR, Inc 69
245,770 Occidental Petroleum Corp 15,481
625 * Okta, Inc 43
411 Old Dominion Freight Line 117
879 Omnicom Group, Inc 72
1,891 * ON Semiconductor Corp 118
8,967 ONEOK, Inc 589
1,436,296 Oracle Corp 117,403
5,002 * O'Reilly Automotive, Inc 4,222
89,467 Otis Worldwide Corp 7,006
1,108 Ovintiv, Inc 56
35,048 Owens Corning, Inc 2,990
1,515 PACCAR, Inc 150
394 Packaging Corp of America 50
7,607 * Palantir Technologies, Inc 49
417,986 * Palo Alto Networks, Inc 58,326
6,000 Parade Technologies Ltd 150
99,717 Paramount Global (Class B) 1,683
170,324 Parker-Hannifin Corp 49,564
1,411 Paychex, Inc 163
215 * Paycom Software, Inc 67
181 * Paylocity Holding Corp 35
221,167 * PayPal Holdings, Inc 15,752
31,446 PBF Energy, Inc 1,282
11,836 *,e Peloton Interactive, Inc 94
695 Pentair plc 31
334,121 PepsiCo, Inc 60,362
59,183 * Performance Food Group Co 3,456
531 PerkinElmer, Inc 74
1,069,350 Pfizer, Inc 54,793
391,325 *,b PG&E Corp 6,363
288,332 Philip Morris International, Inc 29,182
72,917 Phillips 66 7,589
30,223 * Pinterest, Inc 734
144,341 Pioneer Natural Resources Co 32,966
2,519 *,e Plug Power, Inc 31
33,179 PNC Financial Services Group, Inc 5,240
169 Pool Corp 51
88,528 PPG Industries, Inc 11,132
3,094 PPL Corp 90
1,099 Principal Financial Group 92
1,408,378 Procter & Gamble Co 213,454
247,756 Progressive Corp 32,136
286,874 Prologis, Inc 32,339
1,582 Prudential Financial, Inc 157
508 * PTC, Inc 61
2,113 Public Service Enterprise Group, Inc 129
35,934 Public Storage, Inc 10,068
1,046 Pulte Homes, Inc 48
456 * Qorvo, Inc 41
285,451 QUALCOMM, Inc 31,382
640 Quanta Services, Inc 91
503 Quest Diagnostics, Inc 79
846 Raymond James Financial, Inc 90
719,342 Raytheon Technologies Corp 72,596
54,362 Realty Income Corp 3,448
133,308 Regency Centers Corp 8,332
33,442 * Regeneron Pharmaceuticals, Inc 24,128
4,162 Regions Financial Corp 90
230 * Repligen Corp 39

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
969 Republic Services, Inc $ 125
638 Resmed, Inc 133
371,017 Rexford Industrial Realty, Inc 20,272
1,503 * Rivian Automotive, Inc 28
532 Robert Half International, Inc 39
1,647 * ROBLOX Corp 47
375,682 Roche Holding AG. 118,053
11,576 Rockwell Automation, Inc 2,982
8,485 * Roku, Inc 345
1,058 Rollins, Inc 39
66,929 Roper Technologies, Inc 28,919
37,557 Ross Stores, Inc 4,359
37,348 * Royal Caribbean Cruises Ltd 1,846
1,574 Royalty Pharma plc 62
27,372 RPM International, Inc 2,667
67,188 S&P Global, Inc 22,504
110,849 Sabra Healthcare REIT, Inc 1,378
375,983 * Salesforce, Inc 49,852
18,575 SBA Communications Corp 5,207
273,318 Schlumberger Ltd 14,612
349,664 Schneider Electric S.A. 49,105
875 Seagate Technology Holdings plc 46
417,599 * Seagen, Inc 53,666
131,707 Sealed Air Corp 6,570
577 SEI Investments Co 34
74,481 Sempra Energy 11,510
663 Sensata Technologies Holding plc 27
334,567 * ServiceNow, Inc 129,902
46,053 Sherwin-Williams Co 10,930
301 Signature Bank 35
119,813 Simon Property Group, Inc 14,076
4,103 e Sirius XM Holdings, Inc 24
690 Skyworks Solutions, Inc 63
4,002 e SL Green Realty Corp 135
4,611 * Snap, Inc 41
246 Snap-On, Inc 56
976 * Snowflake, Inc 140
242 * SolarEdge Technologies, Inc 69
129,209 Southern Co 9,227
751 * Southwest Airlines Co 25
668 * Splunk, Inc 58
971 SS&C Technologies Holdings, Inc 51
16,678 Stanley Black & Decker, Inc 1,253
253,597 Starbucks Corp 25,157
1,608 State Street Corp 125
805 Steel Dynamics, Inc 79
421 STERIS plc 78
359,317 Stryker Corp 87,849
74,791 Sun Communities, Inc 10,695
247 * SVB Financial Group 57
2,193 Synchrony Financial 72
242,550 * Synopsys, Inc 77,444
59,280 SYSCO Corp 4,532
960 T Rowe Price Group, Inc 105
729 * Take-Two Interactive Software, Inc 76
9,805 Targa Resources Investments, Inc 721
505,311 Target Corp 75,312
199 * Teledyne Technologies, Inc 80
220 Teleflex, Inc 55
683 Teradyne, Inc 60
51,672 Terreno Realty Corp 2,939

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
693,566 * Tesla, Inc $ 85,433
3,981 Texas Instruments, Inc 658
28 Texas Pacific Land Corp 66
912 Textron, Inc 65
91,570 Thermo Fisher Scientific, Inc 50,427
286,886 TJX Companies, Inc 22,836
280,245 * T-Mobile US, Inc 39,234
1,073 * Toast, Inc 19
474 Tractor Supply Co 107
1,957 * Trade Desk, Inc 88
450 Tradeweb Markets, Inc 29
252,298 *,e Traeger, Inc 711
376,704 Trane Technologies plc 63,320
222 TransDigm Group, Inc 140
473,106 *,e Transocean Ltd 2,157
807 TransUnion 46
1,043 Travelers Cos, Inc 196
1,057 * Trimble Inc 53
5,779 Truist Financial Corp 249
722 * Twilio, Inc 35
174 * Tyler Technologies, Inc 56
28,899 Tyson Foods, Inc (Class A) 1,799
6,470 * Uber Technologies, Inc 160
1,339 UDR, Inc 52
1,016 UGI Corp 38
20,555 * Ulta Beauty, Inc 9,642
765,809 Union Pacific Corp 158,576
109,913 United Parcel Service, Inc (Class B) 19,107
124,213 * United Rentals, Inc 44,148
507,870 UnitedHealth Group, Inc 269,263
1,078 * Unity Software, Inc 31
284 Universal Health Services, Inc (Class B) 40
313,368 US Bancorp 13,666
5,763 Vail Resorts, Inc 1,374
791,869 Valero Energy Corp 100,456
797,983 e Vanguard Emerging Markets ETF 31,105
50,000 e Vanguard FTSE Developed Markets ETF 2,098
23,298 * Veeva Systems, Inc 3,760
122,805 Ventas, Inc 5,532
417 * VeriSign, Inc 86
679 Verisk Analytics, Inc 120
879,221 Verizon Communications, Inc 34,641
44,033 * Vertex Pharmaceuticals, Inc 12,716
33,042 VF Corp 912
5,089 Viatris, Inc 57
193,955 VICI Properties, Inc 6,284
868,068 Visa, Inc (Class A) 180,350
90,186 Vistra Energy Corp 2,092
924 * VMware, Inc (Class A) 113
169,332 e Voya Financial, Inc 10,412
559 Vulcan Materials Co 98
156,087 W.R. Berkley Corp 11,327
105,487 W.W. Grainger, Inc 58,677
3,209 Walgreens Boots Alliance, Inc 120
988,663 Walmart, Inc 140,183
1,156,466 * Walt Disney Co 100,474
443,873 * Warner Bros Discovery, Inc 4,208
41,461 Washington REIT 738
1,121 Waste Connections, Inc 149
1,801 Waste Management, Inc 283
255 * Waters Corp 87

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
850 Webster Financial Corp $ 40
1,379 WEC Energy Group, Inc 129
4,002,860 Wells Fargo & Co 165,278
73,746 Welltower, Inc 4,834
313 West Pharmaceutical Services, Inc 74
1,317 * Western Digital Corp 42
1,656 Western Union Co 23
238,605 Westinghouse Air Brake Technologies Corp 23,815
119,691 Westlake Chemical Corp 12,273
36,686 WestRock Co 1,290
134,121 Weyerhaeuser Co 4,158
247 Whirlpool Corp 35
263,279 Williams Cos, Inc 8,662
495 Willis Towers Watson plc 121
541 * Wolfspeed, Inc 37
876 * Workday, Inc 147
866 e WP Carey, Inc 68
12,516 * Wynn Resorts Ltd 1,032
68,145 Xcel Energy, Inc 4,778
757 Xylem, Inc 84
438,192 * YETI Holdings, Inc 18,102
112,212 Yum! Brands, Inc 14,372
223 * Zebra Technologies Corp (Class A) 57
693 * Zillow Group, Inc (Class C) 22
120,350 Zimmer Biomet Holdings, Inc 15,345
135,958 Zoetis, Inc 19,925
988 * Zoom Video Communications, Inc 67
1,103 * ZoomInfo Technologies, Inc 33
354 * Zscaler, Inc 40
TOTAL UNITED STATES 13,379,962
TOTAL COMMON STOCKS 21,389,351
(Cost $20,115,757)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 1
129,948 PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 1
BRAZIL - 0.0%
5,643 Localiza Rent a Car S.A. 11
TOTAL BRAZIL 11
KOREA, REPUBLIC OF - 0.0%
210 Hanwha Solutions Corp 0 ^
761 Lotte Chemical Corp 22
TOTAL KOREA, REPUBLIC OF 22
TOTAL RIGHTS/WARRANTS 34
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 1.1%
$ 2,500,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 2,500

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 50,000,000 FFCB 0 .000% 01/09/23 $ 49,964
20,985,000 Federal Home Loan Bank (FHLB) 0 .000 01/06/23 20,978
15,000,000 FHLB 0 .000 01/13/23 14,982
20,000,000 FHLB 0 .000 01/18/23 19,964
20,000,000 FHLB 0 .000 02/06/23 19,917
10,000,000 FHLB 0 .000 02/10/23 9,953
35,000,000 FHLB 0 .000 02/15/23 34,816
10,000,000 FHLB 0 .000 03/10/23 9,920
10,000,000 FHLB 0 .000 04/14/23 9,877
25,000,000 FHLB 0 .000 04/24/23 24,662
10,000,000 Tennessee Valley Authority (TVA) 0 .000 01/11/23 9,990
TOTAL GOVERNMENT AGENCY DEBT 227,523
REPURCHASE AGREEMENT - 0.6%
130,625,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 130,625
TOTAL REPURCHASE AGREEMENT 130,625
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
CERTIFICATE OF DEPOSIT - 0.0%
2,500,000 Australia and New Zealand Banking Group 4 .900 04/05/23 2,500
2,500,000 Canadian Imperial Bank of Commerce 5 .000 06/02/23 2,500
1,500,000 Canadian Imperial Bank of Commerce 5 .040 08/09/23 1,500
1,500,000 Credit Agricole S.A. 4 .790 02/03/23 1,500
2,000,000 Credit Agricole S.A. 4 .980 05/03/23 2,000
1,500,000 ING US Funding LLC 4 .820 02/24/23 1,500
2,500,000 Llodys Bank PLC 5 .000 05/08/23 2,500
2,000,000 Lloyds Bank PLC 4 .810 01/20/23 2,000
2,500,000 Mational Bank of Canada 4 .700 03/16/23 2,500
1,500,000 Mitsubishi Bank 4 .810 02/17/23 1,500
500,000 Mitsubishi Bank 4 .880 03/16/23 500
1,000,000 Mizuho Bank 4 .700 03/20/23 1,000
1,500,000 Mizuho Bank 5 .080 04/26/23 1,500
2,000,000 MUFG Bank 4 .900 02/28/23 2,000
2,000,000 Natixis 4 .800 02/01/23 2,000
1,500,000 Nordea Bank Abp 4 .970 06/07/23 1,500
2,000,000 Skandinaviska Enskilda Banken AB 4 .910 04/20/23 2,000
1,500,000 Skandinaviska Enskilda Banken AB 4 .980 04/28/23 1,500
TOTAL CERTIFICATE OF DEPOSIT 32,000
REPURCHASE AGREEMENT - 1.1%
15,000,000 s Calyon 4 .300 01/03/23 15,000
20,000,000 t Citigroup 4 .300 01/03/23 20,000
5,000,000 u Citigroup 4 .300 01/05/23 5,000
25,000,000 v Deutsche Bank 4 .260 01/03/23 25,000
30,000,000 w HSBC 4 .300 01/03/23 30,000
35,000,000 x JP Morgan 4 .300 01/03/23 35,000
6,000,000 y Merrill Lynch 3 .950 01/03/23 6,000
25,000,000 z Merrill Lynch 4 .300 01/03/23 25,000
5,619,000 aa Merrill Lynch 4 .000 01/03/23 5,619
5,619,000 ab Merrill Lynch 4 .000 01/03/23 5,619
30,000,000 ac Nomura 4 .270 01/03/23 30,000

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 15,000,000 ad Societe Generale 4 .300% 01/03/23 $ 15,000
TOTAL REPURCHASE AGREEMENT 217,238
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 249,238
TOTAL SHORT-TERM INVESTMENTS 607,386
(Cost $607,341)
TOTAL INVESTMENTS - 101.0% 21,996,785
(Cost $20,723,114)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (228,283)
NET ASSETS - 100.0% $21,768,502
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $260,869,843.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $130,625,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 0.875% and maturity date 1/15/29, valued at $133,237,506.
s Agreement with Calyon, 4.300% dated 12/30/22 to be repurchased at $15,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 2.000%
and maturity date 1/20/51, valued at $15,300,000.
t Agreement with Citigroup, 4.300% dated 12/30/22 to be repurchased at $20,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity dates 5/20/45–11/20/45, valued at $20,400,119.
u Agreement with Citigroup, 4.300% dated 12/29/22 to be repurchased at $5,000,000 on 1/5/23, collateralized by Government Agency Securities, with coupon rates
3.000%–4.000% and maturity dates 12/15/41–9/20/44, valued at $5,100,376.
v Agreement with Deutsche Bank, 4.260% dated 12/30/22 to be repurchased at $25,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 4/18/23, valued at $25,500,028.
w Agreement with HSBC, 4.300% dated 12/30/22 to be repurchased at $30,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
2.500%–4.500% and maturity dates 7/1/51–8/1/52, valued at $30,600,001.
x Agreement with JP Morgan, 4.300% dated 12/30/22 to be repurchased at $35,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
2.500%–8.000% and maturity dates 12/1/31–12/1/52, valued at $35,700,000.
y Agreement with Merrill Lynch, 3.950% dated 12/30/22 to be repurchased at $6,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
1.500% and maturity date 2/15/25, valued at $6,120,070.
z Agreement with Merrill Lynch, 4.300% dated 12/30/22 to be repurchased at $25,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
3.500%–4.000% and maturity dates 6/20/52–7/20/52, valued at $25,500,001.
aa Agreement with Merrill Lynch, 4.000% dated 0 to be repurchased at $5,619,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 0, valued at $0.
ab Agreement with Merrill Lynch, 4.000% dated 12/30/22 to be repurchased at $5,619,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate
3.560% and maturity date 5/17/33, valued at $5,731,470.
ac Agreement with Nomura, 4.270% dated 12/30/22 to be repurchased at $30,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rates
1.875%–2.750% and maturity dates 2/15/41–11/15/47, valued at $30,600,022.
ad Agreement with Societe Generale, 4.300% dated 12/30/22 to be repurchased at $15,000,000 on 1/3/23, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 12/28/23, valued at $15,300,002.

Portfolio of investments
CREF Global Equities Account December 31, 2022

College Retirement Equities Fund
concluded
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 829 03/17/23  $ 82,168 $ 80,803 $ (1,365)
S&P 500 E Mini Index 984 03/17/23 195,263 189,961 (5,302)
Total 1,813   $ 277,431  $ 270,764  $ (6,667)

Portfolio of investments
CREF Growth Account December 31, 2022

College Retirement Equities Fund
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.5%
2,970,483 * Tesla, Inc $ 365,904
TOTAL AUTOMOBILES & COMPONENTS 365,904
CAPITAL GOODS - 3.8%
807,373 * Boeing Co 153,796
3,925,419 Carrier Global Corp 161,924
711,957 Deere & Co 305,259
2,372,365 Raytheon Technologies Corp 239,419
692,954 Safran S.A. 86,795
TOTAL CAPITAL GOODS 947,193
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
1,881,769 Experian Group Ltd 63,732
671,614 Verisk Analytics, Inc 118,486
1,763,307 Waste Connections, Inc 233,744
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 415,962
CONSUMER DURABLES & APPAREL - 1.3%
563,101 Essilor International S.A. 101,883
1,472,104 Nike, Inc (Class B) 172,251
9,782,100 Prada S.p.A 54,915
TOTAL CONSUMER DURABLES & APPAREL 329,049
CONSUMER SERVICES - 3.7%
252,791 * Booking Holdings, Inc 509,445
50,569 * Chipotle Mexican Grill, Inc (Class A) 70,164
6,924,954 * Las Vegas Sands Corp 332,882
73,348 Starbucks Corp 7,276
TOTAL CONSUMER SERVICES 919,767
DIVERSIFIED FINANCIALS - 2.4%
423,578 American Express Co 62,584
2,471,300 Charles Schwab Corp 205,760
8,050,962 * Grab Holdings Ltd. 25,924
779,406 e iShares Russell 1000 Growth Index Fund 166,980
411,655 S&P Global, Inc 137,880
TOTAL DIVERSIFIED FINANCIALS 599,128
ENERGY - 3.6%
2,323,072 ConocoPhillips 274,123
2,875,181 EOG Resources, Inc 372,393
689,946 Pioneer Natural Resources Co 157,577
669,895 Valero Energy Corp 84,983
TOTAL ENERGY 889,076
FOOD & STAPLES RETAILING - 2.4%
1,333,030 Costco Wholesale Corp 608,528
TOTAL FOOD & STAPLES RETAILING 608,528
FOOD, BEVERAGE & TOBACCO - 3.9%
5,133,712 Davide Campari-Milano NV 52,119
4,789,234 * Monster Beverage Corp 486,251
2,483,915 PepsiCo, Inc 448,744
TOTAL FOOD, BEVERAGE & TOBACCO 987,114
HEALTH CARE EQUIPMENT & SERVICES - 7.5%
382,211 * Align Technology, Inc 80,608
3,456,220 * Dexcom, Inc 391,382

Portfolio of investments
CREF Growth Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
556,492 Elevance Health, Inc $ 285,464
1,281,470 * Intuitive Surgical, Inc 340,038
1,203,523 UnitedHealth Group, Inc 638,084
845,111 * Veeva Systems, Inc 136,384
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,871,960
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
676,558 Estee Lauder Cos (Class A) 167,861
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 167,861
INSURANCE - 0.5%
2,025,198 American International Group, Inc 128,074
TOTAL INSURANCE 128,074
MATERIALS - 2.5%
5,073,483 Corteva, Inc 298,219
656,473 Linde plc 214,129
505,418 Sherwin-Williams Co 119,951
TOTAL MATERIALS 632,299
MEDIA & ENTERTAINMENT - 6.0%
5,453,112 * Alphabet, Inc (Class A) 481,128
6,014,972 * Alphabet, Inc (Class C) 533,709
899,437 * Match Group, Inc 37,318
1,931,339 * Meta Platforms, Inc 232,417
301,334 * Netflix, Inc 88,857
1,585,131 * ROBLOX Corp 45,113
570,909 * Walt Disney Co 49,601
1,367,427 * ZoomInfo Technologies, Inc 41,173
TOTAL MEDIA & ENTERTAINMENT 1,509,316
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
1,440,558 AbbVie, Inc 232,809
3,882,268 AstraZeneca plc (ADR) 263,218
3,294,667 * Avantor, Inc 69,485
873,931 Bristol-Myers Squibb Co 62,879
1,125,657 Eli Lilly & Co 411,810
732,581 Gilead Sciences, Inc 62,892
2,111,276 * Horizon Therapeutics Plc 240,263
576,843 * Illumina, Inc 116,638
459,811 Novo Nordisk AS (ADR) 62,231
1,847,994 Zoetis, Inc 270,823
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,793,048
REAL ESTATE - 0.4%
509,574 American Tower Corp 107,958
TOTAL REAL ESTATE 107,958
RETAILING - 7.4%
710,821 * Alibaba Group Holding Ltd (ADR) 62,616
14,520,211 * Amazon.com, Inc 1,219,698
556,449 * Burlington Stores, Inc 112,826
2,165,691 * Coupang, Inc 31,857
1,433,997 eBay, Inc 59,468
93,014 Kering 47,337
578,108 Lowe's Companies, Inc 115,182
2,540,502 TJX Companies, Inc 202,224
TOTAL RETAILING 1,851,208

Portfolio of investments
CREF Growth Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
1,966,057 * Advanced Micro Devices, Inc $ 127,341
1,786,907 Applied Materials, Inc 174,009
965,240 Broadcom, Inc 539,695
409,466 Lam Research Corp 172,099
1,383,209 Marvell Technology, Inc 51,234
429,113 Monolithic Power Systems, Inc 151,739
3,635,400 NVIDIA Corp 531,277
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 1,747,394
SOFTWARE & SERVICES - 26.8%
562,625 Accenture plc 150,131
39,364 *,g Adyen NV 54,647
514,878 * Atlassian Corp 66,254
361,825 * Crowdstrike Holdings, Inc 38,097
784,135 * DocuSign, Inc 43,457
419,170 * EPAM Systems, Inc 137,379
913,644 Intuit, Inc 355,608
2,352,033 Mastercard, Inc (Class A) 817,872
11,107,386 Microsoft Corp 2,663,773
1,911,575 Oracle Corp 156,252
1,838,325 * Palo Alto Networks, Inc 256,520
1,410,149 * PayPal Holdings, Inc 100,431
2,281,002 * Qualtrics International, Inc 23,677
309,518 Roper Technologies, Inc 133,740
1,503,770 * Salesforce, Inc 199,385
759,998 * ServiceNow, Inc 295,084
820,451 * Synopsys, Inc 261,962
3,772,242 Visa, Inc (Class A) 783,721
578,339 * Workday, Inc 96,773
522,927 * Zscaler, Inc 58,516
TOTAL SOFTWARE & SERVICES 6,693,279
TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
13,043,726 Apple, Inc 1,694,771
1,031,190 * Arista Networks, Inc 125,135
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,819,906
TRANSPORTATION - 2.0%
5,654,679 * Uber Technologies, Inc 139,840
1,710,841 Union Pacific Corp 354,264
TOTAL TRANSPORTATION 494,104
TOTAL COMMON STOCKS 24,878,128
(Cost $27,794,829)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 9,999
9,000,000 FFCB 0 .000 01/09/23 8,993
3,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,000
8,535,000 FHLB 0 .000 01/06/23 8,532
7,293,000 FHLB 0 .000 02/10/23 7,258
10,000,000 FHLB 0 .000 04/14/23 9,877
TOTAL GOVERNMENT AGENCY DEBT 47,659

Portfolio of investments
CREF Growth Account December 31, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
REPURCHASE AGREEMENT - 0.3%
$ 83,875,000 r Fixed Income Clearing Corp (FICC) 4 .080% 01/03/23 $ 83,875
TOTAL REPURCHASE AGREEMENT 83,875
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
16,838,763 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340 16,839
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 16,839
TOTAL SHORT-TERM INVESTMENTS 148,373
(Cost $148,362)
TOTAL INVESTMENTS - 100.2% 25,026,501
(Cost $27,943,191)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (55,250)
NET ASSETS - 100.0% $24,971,251
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,400,500.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $83,875,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 0.875% and maturity date 1/15/29, valued at $85,552,557.

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.4%
49,971 * Adient plc $ 1,733
60,325 * American Axle & Manufacturing Holdings, Inc 472
137,792 * Aptiv plc 12,833
115,559 BorgWarner, Inc 4,651
43,545 *,e Canoo, Inc 54
94,328 *,e Cenntro Electric Group Ltd 41
76,541 Dana Inc 1,158
12,642 * Dorman Products, Inc 1,022
86,619 *,e Fisker, Inc 630
2,003,548 Ford Motor Co 23,301
23,054 * Fox Factory Holding Corp 2,103
732,954 General Motors Co 24,657
119,427 Gentex Corp 3,257
18,149 * Gentherm, Inc 1,185
104,434 * Goodyear Tire & Rubber Co 1,060
67,182 Harley-Davidson, Inc 2,795
26,356 *,e Holley, Inc 56
12,667 LCI Industries, Inc 1,171
32,974 Lear Corp 4,089
61,192 *,e Lordstown Motors Corp 70
274,188 *,e Lucid Group, Inc 1,873
122,392 *,e Luminar Technologies, Inc 606
6,489 * Modine Manufacturing Co 129
13,147 * Motorcar Parts of America, Inc 156
2,538 Patrick Industries, Inc 154
111,576 *,e QuantumScape Corp 633
266,811 * Rivian Automotive, Inc 4,917
29,093 *,e Solid Power, Inc 74
11,405 Standard Motor Products, Inc 397
20,247 * Stoneridge, Inc 437
1,320,214 * Tesla, Inc 162,624
29,413 e Thor Industries, Inc 2,220
12,140 * Visteon Corp 1,588
17,654 e Winnebago Industries, Inc 930
67,449 *,e Workhorse Group, Inc 102
9,934 * XPEL, Inc 597
TOTAL AUTOMOBILES & COMPONENTS 263,775
BANKS - 4.2%
4,682 1st Source Corp 249
4,331 e ACNB Corp 172
7,212 Amalgamated Financial Corp 166
12,491 Amerant Bancorp Inc 335
5,882 American National Bankshares, Inc 217
38,500 Ameris Bancorp 1,815
9,208 Arrow Financial Corp 312
85,309 Associated Banc-Corp 1,970
42,326 Atlantic Union Bankshares Corp 1,487
31,941 * Axos Financial, Inc 1,221
31,112 Banc of California, Inc 496
10,077 Bancfirst Corp 889
3,732 e Bank First Corp 346
3,586,022 Bank of America Corp 118,769
23,380 Bank of Hawaii Corp 1,813
7,728 Bank of Marin Bancorp 254
25,484 Bank of NT Butterfield & Son Ltd 760
58,249 Bank OZK 2,333
50,841 BankUnited 1,727

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,925 Banner Corp $ 1,196
11,016 Bar Harbor Bankshares 353
6,589 Baycom Corp 125
7,362 BCB Bancorp, Inc 132
26,834 Berkshire Hills Bancorp, Inc 802
13,432 * Blue Foundry Bancorp 173
8,721 Blue Ridge Bankshares, Inc 109
15,941 BOK Financial Corp 1,655
10,571 * Bridgewater Bancshares, Inc 188
28,234 Brookline Bancorp, Inc 400
6,436 Business First Bancshares, Inc 142
5,576 Byline Bancorp, Inc 128
107,871 Cadence BanCorp 2,660
2,502 Cambridge Bancorp 208
3,639 Camden National Corp 152
4,609 Capital Bancorp, Inc 109
9,158 Capital City Bank Group, Inc 298
33,828 Capitol Federal Financial 293
5,956 Capstar Financial Holdings, Inc 105
14,623 * Carter Bankshares, Inc 243
25,721 Cathay General Bancorp 1,049
21,511 Central Pacific Financial Corp 436
994,589 Citigroup, Inc 44,985
9,568 Citizens & Northern Corp 219
251,872 Citizens Financial Group, Inc 9,916
4,775 e City Holding Co 445
7,262 Civista Bancshares, Inc 160
9,772 CNB Financial Corp 232
5,328 * Coastal Financial Corp 253
8,393 Colony Bankcorp Inc 107
39,274 Columbia Banking System, Inc 1,183
17,061 * Columbia Financial, Inc 369
69,667 Comerica, Inc 4,657
55,801 Commerce Bancshares, Inc 3,798
29,222 Community Bank System, Inc 1,840
1,585 Community Trust Bancorp, Inc 73
21,722 ConnectOne Bancorp, Inc 526
2,974 * CrossFirst Bankshares, Inc 37
31,366 e Cullen/Frost Bankers, Inc 4,194
19,196 * Customers Bancorp, Inc 544
45,531 CVB Financial Corp 1,172
19,153 Dime Community Bancshares, Inc 610
17,266 Eagle Bancorp, Inc 761
71,752 East West Bancorp, Inc 4,728
94,260 Eastern Bankshares, Inc 1,626
15,393 e Enact Holdings, Inc 371
6,481 Enterprise Bancorp, Inc 229
16,077 Enterprise Financial Services Corp 787
7,477 Equity Bancshares, Inc 244
3,546 Esquire Financial Holdings, Inc 153
53,471 Essent Group Ltd 2,079
6,206 e Farmers & Merchants Bancorp, Inc 169
18,150 Farmers National Banc Corp 256
13,107 FB Financial Corp 474
1,343 Federal Agricultural Mortgage Corp (FAMC) 151
351,476 Fifth Third Bancorp 11,532
10,211 Financial Institutions, Inc 249
114,850 First Bancorp 1,461
15,371 First Bancorp 659
6,485 First Bancorp, Inc 194
6,018 First Bancshares, Inc 193

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
7,950 First Bank $ 109
26,747 First Busey Corp 661
4,107 First Business Financial Services, Inc 150
5,426 First Citizens Bancshares, Inc (Class A) 4,115
52,091 First Commonwealth Financial Corp 728
12,139 First Community Bancshares, Inc 412
47,775 First Financial Bancorp 1,158
70,877 First Financial Bankshares, Inc 2,438
505 First Financial Corp 23
19,660 First Foundation, Inc 282
71,845 First Hawaiian, Inc 1,871
250,188 First Horizon National Corp 6,130
4,089 First Internet Bancorp 99
43,798 First Interstate Bancsystem, Inc 1,693
29,933 First Merchants Corp 1,231
7,120 First Mid-Illinois Bancshares, Inc 228
15,462 First of Long Island Corp 278
92,712 First Republic Bank 11,301
4,047 * First Western Financial, Inc 114
6,452 Five Star Bancorp 176
4,145 Flushing Financial Corp 80
191,966 FNB Corp 2,505
80,429 Fulton Financial Corp 1,354
6,122 * FVCBankcorp, Inc 117
5,087 German American Bancorp, Inc 190
63,141 Glacier Bancorp, Inc 3,120
1,871 Great Southern Bancorp, Inc 111
1,346 Guaranty Bancshares, Inc 47
47,878 Hancock Whitney Corp 2,317
23,963 Hanmi Financial Corp 593
16,668 HarborOne Northeast Bancorp, Inc 232
13,408 Heartland Financial USA, Inc 625
25,661 Heritage Commerce Corp 334
22,188 Heritage Financial Corp 680
35,248 Hilltop Holdings, Inc 1,058
997 Hingham Institution for Savings 275
4,264 Home Bancorp, Inc 171
81,882 Home Bancshares, Inc 1,866
15,022 HomeStreet, Inc 414
13,541 HomeTrust Bancshares, Inc 327
59,403 Hope Bancorp, Inc 761
2,709 Horizon Bancorp 41
768,669 Huntington Bancshares, Inc 10,838
25,003 Independent Bank Corp 2,111
17,558 Independent Bank Corp 420
20,253 Independent Bank Group, Inc 1,217
29,344 International Bancshares Corp 1,343
5,837 John Marshall Bancorp, Inc 168
1,489,050 JPMorgan Chase & Co 199,682
8,268 Kearny Financial Corp 84
490,546 Keycorp 8,545
9,106 Lakeland Bancorp, Inc 160
13,317 e Lakeland Financial Corp 972
14,926 Live Oak Bancshares, Inc 451
89,764 M&T Bank Corp 13,021
19,210 Macatawa Bank Corp 212
1,529 Mercantile Bank Corp 51
8,062 Merchants Bancorp 196
20,574 Meta Financial Group, Inc 886
10,190 Metrocity Bankshares, Inc 220
4,420 * Metropolitan Bank Holding Corp 259

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
136,986 MGIC Investment Corp $ 1,781
7,348 Mid Penn Bancorp, Inc 220
10,800 Midland States Bancorp, Inc 288
7,821 MidWestOne Financial Group, Inc 248
37,224 * Mr Cooper Group, Inc 1,494
5,369 MVB Financial Corp 118
19,324 National Bank Holdings Corp 813
21,431 NBT Bancorp, Inc 931
306,919 e New York Community Bancorp, Inc 2,640
6,480 * Nicolet Bankshares, Inc 517
38,864 * NMI Holdings, Inc 812
3,442 Northeast Bank 145
5,388 Northfield Bancorp, Inc 85
62,279 Northwest Bancshares, Inc 871
12,012 OceanFirst Financial Corp 255
33,903 OFG Bancorp 934
133,138 Old National Bancorp 2,394
21,667 Old Second Bancorp, Inc 348
11,057 Origin Bancorp, Inc 406
5,318 Orrstown Financial Services, Inc 123
51,153 Pacific Premier Bancorp, Inc 1,614
55,834 PacWest Bancorp 1,281
7,855 Park National Corp 1,106
5,178 Parke Bancorp, Inc 107
5,966 PCB Bancorp 106
13,465 PCSB Financial Corp 256
267 Peapack Gladstone Financial Corp 10
9,684 PennyMac Financial Services, Inc 549
4,697 Peoples Bancorp, Inc 133
5,712 Peoples Financial Services Corp 296
41,191 Pinnacle Financial Partners, Inc 3,023
206,542 PNC Financial Services Group, Inc 32,621
38,321 Popular, Inc 2,541
8,859 Preferred Bank 661
20,188 Premier Financial Corp 544
8,140 Primis Financial Corp 96
6,623 * Professional Holding Corp 184
41,648 Prosperity Bancshares, Inc 3,027
6,589 Provident Bancorp Inc 48
12,289 Provident Financial Services, Inc 262
8,729 QCR Holdings, Inc 433
73,149 Radian Group, Inc 1,395
9,265 RBB Bancorp 193
2,235 Red River Bancshares Inc 114
482,164 Regions Financial Corp 10,395
30,881 Renasant Corp 1,161
6,104 Republic Bancorp, Inc (Class A) 250
34,776 *,e Republic First Bancorp, Inc 75
74,318 Rocket Cos, Inc 520
13,081 S&T Bancorp, Inc 447
22,606 Sandy Spring Bancorp, Inc 796
28,631 Seacoast Banking Corp of Florida 893
24,631 ServisFirst Bancshares, Inc 1,697
9,123 Shore Bancshares, Inc 159
8,919 Sierra Bancorp 189
32,409 Signature Bank 3,734
12,494 *,e Silvergate Capital Corp 217
55,218 Simmons First National Corp (Class A) 1,192
5,382 SmartFinancial, Inc 148
5,202 South Plains Financial Inc 143
38,442 South State Corp 2,935

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,079 * Southern First Bancshares, Inc $ 187
4,139 Southern Missouri Bancorp, Inc 190
10,544 Southside Bancshares, Inc 379
23,920 e Stellar Bancorp, Inc 705
11,262 Stock Yards Bancorp, Inc 732
6,101 Summit Financial Group, Inc 152
30,276 * SVB Financial Group 6,968
74,250 Synovus Financial Corp 2,788
27,678 * Texas Capital Bancshares, Inc 1,669
34,383 TFS Financial Corp 495
35,393 * The Bancorp, Inc 1,004
6,549 * Third Coast Bancshares, Inc 121
7,201 Tompkins Financial Corp 559
34,516 Towne Bank 1,064
19,212 Trico Bancshares 980
10,668 Triumph Bancorp, Inc 521
686,348 Truist Financial Corp 29,534
2,656 TrustCo Bank Corp NY 100
34,442 Trustmark Corp 1,202
23,900 UMB Financial Corp 1,996
117,477 Umpqua Holdings Corp 2,097
68,198 United Bankshares, Inc 2,761
48,352 United Community Banks, Inc 1,634
5,426 Univest Financial Corp 142
692,843 US Bancorp 30,215
23,393 e UWM Holdings Corp 77
218,557 Valley National Bancorp 2,472
22,054 Veritex Holdings, Inc 619
12,277 Walker & Dunlop, Inc 964
25,531 Washington Federal, Inc 857
3,676 Washington Trust Bancorp, Inc 173
19,189 Waterstone Financial, Inc 331
99,733 Webster Financial Corp 4,721
1,948,308 Wells Fargo & Co 80,446
21,097 WesBanco, Inc 780
11,970 West Bancorporation, Inc 306
13,352 Westamerica Bancorporation 788
50,142 Western Alliance Bancorp 2,986
31,127 Wintrust Financial Corp 2,631
37,346 WSFS Financial Corp 1,693
81,460 Zions Bancorporation 4,005
TOTAL BANKS 822,192
CAPITAL GOODS - 6.7%
282,839 3M Co 33,918
66,416 A.O. Smith Corp 3,802
21,498 Aaon, Inc 1,619
23,226 * AAR Corp 1,043
16,749 Acuity Brands, Inc 2,774
31,531 Advanced Drainage Systems, Inc 2,585
65,914 Aecom Technology Corp 5,598
39,078 * Aerojet Rocketdyne Holdings, Inc 2,186
12,268 * Aerovironment, Inc 1,051
8,143 * AerSale Corp 132
29,823 AGCO Corp 4,136
38,532 Air Lease Corp 1,480
5,157 Alamo Group, Inc 730
16,794 Albany International Corp (Class A) 1,656
44,803 Allegion plc 4,716
6,739 Allied Motion Technologies, Inc 235
34,500 Allison Transmission Holdings, Inc 1,435

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,745 Alta Equipment Group, Inc $ 142
35,359 Altra Industrial Motion Corp 2,113
13,776 * Ameresco, Inc 787
10,171 * American Woodmark Corp 497
115,682 Ametek, Inc 16,163
98,441 * API Group Corp 1,852
13,802 Apogee Enterprises, Inc 614
21,181 Applied Industrial Technologies, Inc 2,669
63,826 *,e Archer Aviation, Inc 119
26,444 Arcosa, Inc 1,437
10,471 e Argan, Inc 386
20,887 Armstrong World Industries, Inc 1,433
69,116 * Array Technologies, Inc 1,336
15,250 Astec Industries, Inc 620
73,791 *,e Astra Space, Inc 32
15,755 * Astronics Corp 162
20,918 * Atkore International Group, Inc 2,373
35,579 * Axon Enterprise, Inc 5,904
60,195 * AZEK Co, Inc 1,223
13,571 AZZ, Inc 546
30,289 *,e Babcock & Wilcox Enterprises, Inc 175
25,595 Barnes Group, Inc 1,046
22,560 * Beacon Roofing Supply, Inc 1,191
19,926 *,e Blink Charging Co 219
75,992 * Bloom Energy Corp 1,453
3,946 * Blue Bird Corp 42
4,896 * BlueLinx Holdings, Inc 348
279,794 * Boeing Co 53,298
21,496 Boise Cascade Co 1,476
13,313 e Brookfield Business Corp 250
73,255 * Builders FirstSource, Inc 4,753
40,627 BWX Technologies, Inc 2,360
8,469 Cadre Holdings, Inc 171
14,163 e Caesarstone Sdot-Yam Ltd 81
25,553 Carlisle Cos, Inc 6,022
433,072 Carrier Global Corp 17,864
267,006 Caterpillar, Inc 63,964
120,169 *,e ChargePoint Holdings, Inc 1,145
17,096 *,e Chart Industries, Inc 1,970
12,045 * CIRCOR International, Inc 289
14,727 Columbus McKinnon Corp 478
14,357 Comfort Systems USA, Inc 1,652
11,212 * Construction Partners Inc 299
18,969 * Core & Main, Inc 366
21,581 Crane Holdings Co 2,168
7,468 CSW Industrials, Inc 866
70,319 Cummins, Inc 17,038
19,563 Curtiss-Wright Corp 3,267
30,728 *,e Custom Truck One Source, Inc 194
44,985 *,e Decarbonization Plus Acquisition Corp 70
141,502 Deere & Co 60,670
62,846 *,e Desktop Metal, Inc 85
63,211 Donaldson Co, Inc 3,721
16,771 Douglas Dynamics, Inc 606
73,026 Dover Corp 9,888
8,048 * Ducommun, Inc 402
11,117 * DXP Enterprises, Inc 306
16,954 * Dycom Industries, Inc 1,587
204,029 Eaton Corp 32,022
24,435 EMCOR Group, Inc 3,619
297,582 Emerson Electric Co 28,586

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
8,964 Encore Wire Corp $ 1,233
24,905 * Energy Recovery, Inc 510
12,892 *,e Energy Vault Holdings, Inc 40
32,971 Enerpac Tool Group Corp 839
25,301 EnerSys 1,868
55,762 *,e Enovix Corp 694
11,263 EnPro Industries, Inc 1,224
21,428 Esab Corp 1,005
13,003 ESCO Technologies, Inc 1,138
41,349 *,e ESS Tech, Inc 100
63,155 * Evoqua Water Technologies Corp 2,501
297,190 Fastenal Co 14,063
32,884 Federal Signal Corp 1,528
71,435 Flowserve Corp 2,192
18,242 *,e Fluence Energy, Inc 313
77,505 * Fluor Corp 2,686
180,842 Fortive Corp 11,619
67,350 Fortune Brands Home & Security, Inc 3,846
20,104 Franklin Electric Co, Inc 1,603
21,243 *,e FTC Solar, Inc 57
176,294 *,e FuelCell Energy, Inc 490
30,738 * Gates Industrial Corp plc 351
12,741 GATX Corp 1,355
31,919 * Generac Holdings, Inc 3,213
124,399 General Dynamics Corp 30,865
560,024 General Electric Co 46,924
17,907 * Gibraltar Industries, Inc 822
9,938 Global Industrial Co 234
21,710 * GMS, Inc 1,081
12,385 Gorman-Rupp Co 317
85,810 Graco, Inc 5,772
95,580 GrafTech International Ltd 455
24,972 Granite Construction, Inc 876
44,924 * Great Lakes Dredge & Dock Corp 267
19,838 Greenbrier Cos, Inc 665
20,793 Griffon Corp 744
17,554 H&E Equipment Services, Inc 797
21,061 *,e Hayward Holdings, Inc 198
21,280 HEICO Corp 3,269
38,786 HEICO Corp (Class A) 4,649
16,194 Helios Technologies, Inc 882
13,619 Herc Holdings, Inc 1,792
48,986 Hexcel Corp 2,883
32,149 Hillenbrand, Inc 1,372
69,001 * Hillman Solutions Corp 497
342,164 Honeywell International, Inc 73,326
178,854 Howmet Aerospace, Inc 7,049
27,556 Hubbell, Inc 6,467
22,109 * Hudson Technologies, Inc 224
20,298 Huntington Ingalls 4,682
20,974 * Hydrofarm Holdings Group, Inc 33
63,978 *,e Hyliion Holdings Corp 150
7,224 Hyster-Yale Materials Handling, Inc 183
37,542 IDEX Corp 8,572
5,334 * IES Holdings, Inc 190
154,080 Illinois Tool Works, Inc 33,944
210,036 Ingersoll Rand, Inc 10,974
3,056 Insteel Industries, Inc 84
46,862 ITT, Inc 3,801
41,873 * Janus International Group, Inc 399
45,832 * JELD-WEN Holding, Inc 442

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
16,888 John Bean Technologies Corp $ 1,542
349,702 Johnson Controls International plc 22,381
5,348 Kadant, Inc 950
15,070 Kaman Corp 336
45,625 Kennametal, Inc 1,098
66,946 * Kratos Defense & Security Solutions, Inc 691
99,323 L3Harris Technologies, Inc 20,680
4,456 * Lawson Products, Inc 164
16,699 Lennox International, Inc 3,995
28,514 Lincoln Electric Holdings, Inc 4,120
5,950 Lindsay Corp 969
119,938 Lockheed Martin Corp 58,349
17,575 Luxfer Holdings plc 241
22,630 * Manitowoc Co, Inc 207
56,422 *,e Markforged Holding Corp 65
107,444 Masco Corp 5,014
13,395 * Masonite International Corp 1,080
32,416 * Mastec, Inc 2,766
67,350 * Masterbrand, Inc 508
38,365 Maxar Technologies, Inc 1,985
8,494 McGrath RentCorp 839
96,446 MDU Resources Group, Inc 2,926
30,340 * Mercury Systems, Inc 1,357
87,434 *,e Microvast Holdings, Inc 134
27,681 * Middleby Corp 3,706
7,280 Miller Industries, Inc 194
14,585 Moog, Inc (Class A) 1,280
43,932 * MRC Global, Inc 509
19,273 MSC Industrial Direct Co (Class A) 1,575
28,683 Mueller Industries, Inc 1,692
85,916 Mueller Water Products, Inc (Class A) 924
10,993 * MYR Group, Inc 1,012
3,534 National Presto Industries, Inc 242
109,431 *,e Nikola Corp 236
28,439 Nordson Corp 6,761
75,585 Northrop Grumman Corp 41,240
6,891 * Northwest Pipe Co 232
78,206 * NOW, Inc 993
16,026 * NuScale Power Corp 164
5,211 * NV5 Global Inc 690
87,536 nVent Electric plc 3,368
2,354 e Omega Flex, Inc 220
33,865 Oshkosh Corp 2,987
206,243 Otis Worldwide Corp 16,151
47,520 Owens Corning, Inc 4,053
172,642 PACCAR, Inc 17,086
14,228 Park Aerospace Corp 191
64,796 Parker-Hannifin Corp 18,856
12,058 * Parsons Corp 558
88,369 Pentair plc 3,975
36,380 * PGT Innovations, Inc 653
274,975 *,e Plug Power, Inc 3,401
7,077 Powell Industries, Inc 249
1,801 Preformed Line Products Co 150
28,783 Primoris Services Corp 631
113,352 *,e Proterra, Inc 427
15,505 * Proto Labs, Inc 396
16,969 Quanex Building Products Corp 402
75,730 Quanta Services, Inc 10,792
748,163 Raytheon Technologies Corp 75,505
13,498 * RBC Bearings, Inc 2,826

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
36,333 Regal-Beloit Corp $ 4,359
82,950 * Resideo Technologies, Inc 1,365
8,757 REV Group, Inc 111
109,316 *,e Rocket Lab USA, Inc 412
58,884 Rockwell Automation, Inc 15,167
15,224 Rush Enterprises, Inc (Class A) 796
6,895 Rush Enterprises, Inc (Class B) 388
38,910 *,e Sarcos Technology and Robotics Corp 22
80,042 Sensata Technologies Holding plc 3,232
50,036 * Shoals Technologies Group, Inc 1,234
18,886 Shyft Group, Inc 470
19,894 Simpson Manufacturing Co, Inc 1,764
24,415 * SiteOne Landscape Supply, Inc 2,864
25,706 Snap-On, Inc 5,874
59,911 Spirit Aerosystems Holdings, Inc (Class A) 1,773
23,935 * SPX Technologies, Inc 1,571
4,143 Standex International Corp 424
77,790 Stanley Black & Decker, Inc 5,844
73,460 *,e Stem, Inc 657
18,886 * Sterling Construction Co, Inc 619
109,516 * Sunrun, Inc 2,631
10,075 Tennant Co 620
35,787 Terex Corp 1,529
13,596 Textainer Group Holdings Ltd 422
104,739 Textron, Inc 7,416
24,419 * Thermon Group Holdings 490
35,263 Timken Co 2,492
27,553 * Titan International, Inc 422
11,613 * Titan Machinery, Inc 461
51,928 Toro Co 5,878
19,490 * TPI Composites, Inc 198
115,072 Trane Technologies plc 19,342
3,856 * Transcat Inc 273
25,511 TransDigm Group, Inc 16,063
63,333 * Trex Co, Inc 2,681
42,805 Trinity Industries, Inc 1,266
28,650 Triton International Ltd 1,971
32,779 * Triumph Group, Inc 345
27,269 * Tutor Perini Corp 206
26,618 UFP Industries, Inc 2,109
34,882 * United Rentals, Inc 12,398
78,474 * Univar Solutions Inc 2,495
10,628 Valmont Industries, Inc 3,514
7,860 * Vectrus, Inc 325
7,828 Veritiv Corp 953
154,466 Vertiv Holdings Co 2,110
12,845 * Vicor Corp 690
57,371 *,e View, Inc 55
96,965 *,e Virgin Galactic Holdings, Inc 337
23,389 W.W. Grainger, Inc 13,010
2,535 Wabash National Corp 57
17,942 Watsco, Inc 4,475
12,667 Watts Water Technologies, Inc (Class A) 1,852
19,299 * WESCO International, Inc 2,416
90,345 Westinghouse Air Brake Technologies Corp 9,017
105,633 * WillScot Mobile Mini Holdings Corp 4,771
30,482 Woodward Inc 2,945
95,020 Xylem, Inc 10,506
65,462 Zurn Water Solutions Corp 1,385
TOTAL CAPITAL GOODS 1,291,656

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
40,285 ABM Industries, Inc $ 1,789
5,587 ACCO Brands Corp 31
57,811 *,e ACV Auctions, Inc 475
174,070 * Alight, Inc 1,455
11,286 e Aris Water Solution, Inc 163
27,574 * ASGN Inc 2,247
5,145 Barrett Business Services, Inc 480
66,781 Booz Allen Hamilton Holding Co 6,980
22,496 Brady Corp (Class A) 1,060
16,522 * BrightView Holdings, Inc 114
26,557 Brink's Co 1,426
12,641 * CACI International, Inc (Class A) 3,800
26,846 * Casella Waste Systems, Inc (Class A) 2,129
18,053 * CBIZ, Inc 846
8,021 * Cimpress plc 221
43,380 Cintas Corp 19,591
226,376 * Clarivate Analytics plc 1,888
27,814 * Clean Harbors, Inc 3,174
214,998 * Copart, Inc 13,091
49,610 * CoreCivic, Inc 574
201,024 * CoStar Group, Inc 15,535
3,881 CRA International, Inc 475
22,984 Deluxe Corp 390
20,676 * Driven Brands Holdings, Inc 565
129,661 e Dun & Bradstreet Holdings, Inc 1,590
1,045 e Ennis, Inc 23
62,334 Equifax, Inc 12,115
28,338 Exponent, Inc 2,808
15,944 * First Advantage Corp 207
7,582 * Forrester Research, Inc 271
7,620 * Franklin Covey Co 356
16,142 * FTI Consulting, Inc 2,563
42,598 *,e Geo Group, Inc 466
42,732 * Harsco Corp 269
40,910 Healthcare Services Group 491
14,300 Heidrick & Struggles International, Inc 400
8,893 * Heritage-Crystal Clean, Inc 289
37,280 Herman Miller, Inc 783
10,874 *,e HireRight Holdings Corp 129
23,758 HNI Corp 675
15,850 * Huron Consulting Group, Inc 1,151
74,086 * IAA, Inc 2,963
6,267 e ICF International, Inc 621
19,828 Insperity, Inc 2,252
44,581 Interface, Inc 440
64,684 Jacobs Solutions, Inc 7,767
67,918 * KAR Auction Services, Inc 886
77,169 KBR, Inc 4,075
20,372 Kelly Services, Inc (Class A) 344
11,207 Kforce, Inc 615
25,171 Kimball International, Inc (Class B) 164
29,134 Korn/Ferry International 1,475
23,268 *,e Legalzoom.com, Inc 180
69,072 Leidos Holdings, Inc 7,266
67,802 *,e Li-Cycle Holdings Corp 323
31,415 Manpower, Inc 2,614
16,885 Matthews International Corp (Class A) 514
12,017 * Montrose Environmental Group, Inc 533
19,573 MSA Safety, Inc 2,822
4,961 NL Industries, Inc 34

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
95,984 Pitney Bowes, Inc $ 365
79,689 *,e Planet Labs PBC 347
4,854 *,e Red Violet, Inc 112
104,675 Republic Services, Inc 13,502
20,546 Resources Connection, Inc 378
55,521 Robert Half International, Inc 4,099
119,495 Rollins, Inc 4,366
28,414 Science Applications International Corp 3,152
41,609 *,e Skillsoft Corp 54
12,140 * SP Plus Corp 422
61,807 Steelcase, Inc (Class A) 437
49,051 * Stericycle, Inc 2,447
12,139 *,e Sterling Check Corp 188
29,513 Tetra Tech, Inc 4,285
100,803 TransUnion 5,721
15,001 * TriNet Group, Inc 1,017
19,072 * TrueBlue, Inc 373
8,983 Unifirst Corp 1,734
63,645 * Upwork, Inc 664
78,645 Verisk Analytics, Inc 13,875
15,178 * Viad Corp 370
5,586 VSE Corp 262
206,562 Waste Management, Inc 32,405
5,398 *,e Willdan Group, Inc 96
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 229,644
CONSUMER DURABLES & APPAREL - 1.2%
15,286 e Acushnet Holdings Corp 649
48,382 * Allbirds, Inc 117
35,953 *,e AMMO, Inc 62
21,459 * Beazer Homes USA, Inc 274
35,190 Brunswick Corp 2,536
63,158 * Callaway Golf Co 1,247
56,416 * Capri Holdings Ltd 3,234
19,479 e Carter's, Inc 1,453
5,040 * Cavco Industries, Inc 1,140
13,611 Century Communities, Inc 681
14,289 Clarus Corp 112
21,656 Columbia Sportswear Co 1,897
31,668 * Crocs, Inc 3,434
14,122 * Deckers Outdoor Corp 5,637
166,594 DR Horton, Inc 14,850
10,739 *,e Dream Finders Homes, Inc 93
24,672 Ermenegildo Zegna Holditalia S.p.A 258
18,783 Ethan Allen Interiors, Inc 496
31,215 * Fossil Group, Inc 135
79,850 * Garmin Ltd 7,369
24,084 * G-III Apparel Group Ltd 330
74,136 * GoPro, Inc 369
16,535 * Green Brick Partners, Inc 401
156,073 Hanesbrands, Inc 993
67,084 Hasbro, Inc 4,093
13,347 * Helen of Troy Ltd 1,480
2,792 * Hovnanian Enterprises, Inc 117
13,822 Installed Building Products, Inc 1,183
15,263 *,e iRobot Corp 735
3,583 Johnson Outdoors, Inc 237
36,885 KB Home 1,175
30,075 e Kontoor Brands, Inc 1,203
12,660 * Latham Group, Inc 41
25,091 La-Z-Boy, Inc 573

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
73,033 Leggett & Platt, Inc $ 2,354
132,136 Lennar Corp (Class A) 11,958
2,824 Lennar Corp (Class B) 211
12,635 * LGI Homes, Inc 1,170
7,210 Lifetime Brands, Inc 55
5,568 * Lovesac Co 123
56,995 * Lululemon Athletica, Inc 18,260
5,951 * M/I Homes, Inc 275
13,092 * Malibu Boats, Inc 698
8,407 Marine Products Corp 99
13,690 * MasterCraft Boat Holdings, Inc 354
167,123 * Mattel, Inc 2,981
23,210 MDC Holdings, Inc 733
17,632 * Meritage Homes Corp 1,626
28,443 * Mohawk Industries, Inc 2,907
11,320 e Movado Group, Inc 365
207,669 Newell Brands Inc 2,716
627,101 Nike, Inc (Class B) 73,377
1,503 * NVR, Inc 6,933
8,770 e Oxford Industries, Inc 817
145,284 *,e Peloton Interactive, Inc 1,154
5,912 *,e PLBY Group, Inc 16
27,935 Polaris Inc 2,821
107,132 Pulte Homes, Inc 4,878
27,406 *,e Purple Innovation, Inc 131
34,330 PVH Corp 2,423
19,684 Ralph Lauren Corp 2,080
3,738 Rocky Brands, Inc 88
72,360 * Skechers U.S.A., Inc (Class A) 3,036
28,672 * Skyline Champion Corp 1,477
29,016 Smith & Wesson Brands, Inc 252
67,337 * Sonos, Inc 1,138
44,766 Steven Madden Ltd 1,431
3,716 e Sturm Ruger & Co, Inc 188
5,163 Superior Uniform Group, Inc 52
129,498 Tapestry, Inc 4,931
52,524 * Taylor Morrison Home Corp 1,594
87,531 Tempur Sealy International, Inc 3,005
47,932 Toll Brothers, Inc 2,393
18,124 * TopBuild Corp 2,836
12,158 *,e Traeger, Inc 34
47,835 * TRI Pointe Homes, Inc 889
28,980 * Tupperware Brands Corp 120
84,878 * Under Armour, Inc (Class A) 862
110,542 * Under Armour, Inc (Class C) 986
10,905 * Unifi, Inc 94
10,485 * Universal Electronics, Inc 218
180,319 VF Corp 4,979
94,396 *,e Vinco Ventures, Inc 44
8,898 * Vista Outdoor, Inc 217
34,786 *,e Vizio Holding Corp 258
32,024 *,e Vuzix Corp 117
13,847 e Weber, Inc 111
26,040 Whirlpool Corp 3,684
48,726 Wolverine World Wide, Inc 533
46,993 * YETI Holdings, Inc 1,941
TOTAL CONSUMER DURABLES & APPAREL 237,627
CONSUMER SERVICES - 2.2%
36,774 * 2U, Inc 231
25,118 * Accel Entertainment, Inc 193

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
86,801 ADT, Inc $ 787
22,794 *,e Adtalem Global Education, Inc 809
192,462 * Airbnb, Inc 16,456
12,233 * American Public Education, Inc 150
108,444 ARAMARK Holdings Corp 4,483
17,816 *,e Bally's Corp 345
769 * Biglari Holdings, Inc (B Shares) 107
15,173 * BJ's Restaurants, Inc 400
44,145 Bloomin' Brands, Inc 888
8,897 Bluegreen Vacations Holding Corp 222
19,733 * Booking Holdings, Inc 39,768
19,931 * Bowlero Corp 269
37,718 Boyd Gaming Corp 2,057
28,106 * Bright Horizons Family Solutions 1,774
25,489 * Brinker International, Inc 813
109,557 * Caesars Entertainment, Inc 4,558
468,051 *,e Carnival Corp 3,773
11,838 Carriage Services, Inc 326
16,727 * Century Casinos, Inc 118
23,639 e Cheesecake Factory 750
54,286 * Chegg, Inc 1,372
14,017 * Chipotle Mexican Grill, Inc (Class A) 19,448
19,126 Choice Hotels International, Inc 2,154
19,167 Churchill Downs, Inc 4,052
12,474 * Chuy's Holdings, Inc 353
57,806 * Coursera, Inc 684
12,944 e Cracker Barrel Old Country Store, Inc 1,226
62,350 Darden Restaurants, Inc 8,625
23,587 * Dave & Buster's Entertainment, Inc 836
41,277 * Denny's Corp 380
8,713 e Dine Brands Global Inc. 563
18,765 Domino's Pizza, Inc 6,500
173,206 *,e DraftKings, Inc 1,973
12,069 * Duolingo, Inc 858
14,501 e El Pollo Loco Holdings, Inc 144
10,835 e European Wax Center, Inc 135
45,885 * Everi Holdings, Inc 658
75,700 * Expedia Group, Inc 6,631
45,952 * frontdoor, Inc 956
16,841 *,e Full House Resorts, Inc 127
7,389 * Golden Entertainment, Inc 276
1,473 Graham Holdings Co 890
16,404 * Grand Canyon Education, Inc 1,733
70,456 H&R Block, Inc 2,572
34,161 * Hilton Grand Vacations, Inc 1,317
135,018 Hilton Worldwide Holdings, Inc 17,061
24,452 * Hyatt Hotels Corp 2,212
11,356 * Inspired Entertainment, Inc 144
54,564 International Game Technology plc 1,238
12,544 Jack in the Box, Inc 856
44,656 e Krispy Kreme, Inc 461
167,139 * Las Vegas Sands Corp 8,034
62,559 Laureate Education, Inc 602
20,784 *,e Life Time Group Holdings, Inc 249
10,890 *,e Lindblad Expeditions Holdings, Inc 84
133,278 Marriott International, Inc (Class A) 19,844
18,319 Marriott Vacations Worldwide Corp 2,466
375,756 McDonald's Corp 99,023
168,630 MGM Resorts International 5,654
22,276 *,e Mister Car Wash, Inc 206
7,140 * Monarch Casino & Resort, Inc 549

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,043 * NEOGAMES S.A. $ 37
8,091 * Noodles & Co 44
204,209 *,e Norwegian Cruise Line Holdings Ltd 2,500
29,338 *,e OneSpaWorld Holdings Ltd 274
18,811 Papa John's International, Inc 1,548
85,767 * Penn National Gaming, Inc 2,547
46,334 * Perdoceo Education Corp 644
45,756 * Planet Fitness, Inc 3,606
12,559 * Portillo's, Inc 205
23,203 * PowerSchool Holdings, Inc 536
6,547 RCI Hospitality Holdings, Inc 610
26,499 Red Rock Resorts, Inc 1,060
47,538 * Rover Group, Inc 174
120,421 * Royal Caribbean Cruises Ltd 5,952
28,549 * Rush Street Interactive, Inc 103
21,790 Ruth's Hospitality Group Inc 337
52,481 * Scientific Games Corp (Class A) 3,075
22,953 * SeaWorld Entertainment, Inc 1,228
77,028 Service Corp International 5,326
20,425 * Shake Shack, Inc 848
42,367 * Six Flags Entertainment Corp 985
584,742 Starbucks Corp 58,006
11,328 e Strategic Education, Inc 887
13,194 * Stride, Inc 413
44,740 *,e Sweetgreen, Inc 383
21,327 *,e Target Hospitality Corp 323
35,053 Texas Roadhouse, Inc (Class A) 3,188
39,819 Travel & Leisure Co 1,449
36,983 *,e Udemy, Inc 390
16,593 * Universal Technical Institute, Inc 112
57,183 *,e Vacasa, Inc 72
21,929 Vail Resorts, Inc 5,227
41,530 * Vivint Smart Home, Inc 494
97,887 Wendy's 2,215
16,288 Wingstop, Inc 2,242
26,120 * WW International Inc 101
45,815 Wyndham Hotels & Resorts, Inc 3,267
58,587 * Wynn Resorts Ltd 4,832
8,699 * Xponential Fitness, Inc 199
140,288 Yum! Brands, Inc 17,968
TOTAL CONSUMER SERVICES 435,830
DIVERSIFIED FINANCIALS - 5.5%
8,101 e AFC Gamma, Inc 127
17,614 Affiliated Managers Group, Inc 2,791
247,438 e AGNC Investment Corp 2,561
8,948 Alerus Financial Corp 209
148,401 Ally Financial, Inc 3,628
9,522 A-Mark Precious Metals, Inc 331
306,966 American Express Co 45,354
54,253 Ameriprise Financial, Inc 16,893
239,553 Annaly Capital Management, Inc 5,050
68,911 Apollo Commercial Real Estate Finance, Inc 742
247,899 Apollo Global Management, Inc 15,814
61,262 e Arbor Realty Trust, Inc 808
22,112 e Ares Commercial Real Estate Corp 228
78,238 Ares Management Corp 5,355
26,163 e ARMOUR Residential REIT, Inc 147
32,135 Artisan Partners Asset Management, Inc 954
8,796 * Assetmark Financial Holdings, Inc 202
4,316 Associated Capital Group, Inc 181

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,240 e B. Riley Financial, Inc $ 350
21,466 Banco Latinoamericano de Exportaciones S.A. (Class E) 348
378,977 Bank of New York Mellon Corp 17,251
919,068 * Berkshire Hathaway, Inc (Class B) 283,900
166,153 BGC Partners, Inc (Class A) 626
76,716 BlackRock, Inc 54,363
87,301 e Blackstone Mortgage Trust, Inc 1,848
361,366 Blackstone, Inc 26,810
30,473 *,e Blucora, Inc 778
207,831 e Blue Owl Capital, Inc 2,203
23,450 Brightsphere Investment Group, Inc 483
46,061 BrightSpire Capital, Inc 287
37,551 e Broadmark Realty Capital, Inc 134
48,331 * Cannae Holdings, Inc 998
192,677 Capital One Financial Corp 17,911
106,775 Carlyle Group, Inc 3,186
53,974 CBOE Global Markets, Inc 6,772
775,620 Charles Schwab Corp 64,578
121,929 e Chimera Investment Corp 671
47,158 e Claros Mortgage Trust, Inc 694
185,659 CME Group, Inc 31,220
15,440 Cohen & Steers, Inc 997
79,947 *,e Coinbase Global, Inc 2,829
31,056 e Compass Diversified Trust 566
18,127 Cowen Group, Inc 700
3,577 *,e Credit Acceptance Corp 1,697
7,834 e Curo Group Holdings Corp 28
2,179 Diamond Hill Investment Group, Inc 403
138,902 Discover Financial Services 13,589
19,156 * Donnelley Financial Solutions, Inc 740
11,107 e Dynex Capital, Inc 141
17,423 e Ellington Financial Inc 216
10,179 * Encore Capital Group, Inc 488
23,911 * Enova International, Inc 917
175,999 Equitable Holdings, Inc 5,051
18,622 Evercore Inc 2,031
38,445 * Ezcorp, Inc (Class A) 313
19,752 Factset Research Systems, Inc 7,925
51,663 Federated Investors, Inc (Class B) 1,876
17,545 FirstCash Holdings, Inc 1,525
32,102 * Focus Financial Partners, Inc 1,196
23,368 e Franklin BSP Realty Trust, Inc 301
145,793 e Franklin Resources, Inc 3,846
23,172 e GCM Grosvenor, Inc 176
166,292 Goldman Sachs Group, Inc 57,101
31,227 Granite Point Mortgage Trust, Inc 167
33,057 * Green Dot Corp 523
18,233 Hamilton Lane, Inc 1,165
41,845 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,213
25,893 Houlihan Lokey, Inc 2,257
44,099 Interactive Brokers Group, Inc (Class A) 3,191
282,149 Intercontinental Exchange Group, Inc 28,946
183,237 Invesco Ltd 3,296
10,073 e Invesco Mortgage Capital, Inc 128
38,721 Jackson Financial, Inc 1,347
84,445 Janus Henderson Group plc 1,986
110,637 Jefferies Financial Group, Inc 3,793
289,960 KKR & Co, Inc 13,460
17,625 KKR Real Estate Finance Trust, Inc 246
49,932 Ladder Capital Corp 501
55,948 Lazard Ltd (Class A) 1,940

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
42,896 * LendingClub Corp $ 378
6,343 * LendingTree, Inc 135
40,959 LPL Financial Holdings, Inc 8,854
18,723 MarketAxess Holdings, Inc 5,222
46,018 MFA Financial, Inc 453
33,380 Moelis & Co 1,281
74,135 * Moneylion, Inc 46
81,693 Moody's Corp 22,761
628,747 Morgan Stanley 53,456
12,847 Morningstar, Inc 2,783
39,665 MSCI, Inc (Class A) 18,451
173,507 Nasdaq Inc 10,645
35,663 e Navient Corp 587
3,424 Nelnet, Inc (Class A) 311
13,129 *,e NerdWallet, Inc 126
185,902 New Residential Investment Corp 1,519
73,139 e New York Mortgage Trust, Inc 187
108,636 Northern Trust Corp 9,613
52,599 OneMain Holdings, Inc 1,752
56,898 * Open Lending Corp 384
11,565 * Oportun Financial Corp 64
7,363 Oppenheimer Holdings, Inc 312
4,738 e Orchid Island Capital, Inc 50
47,765 e PennyMac Mortgage Investment Trust 592
23,862 e Perella Weinberg Partners 234
10,272 Piper Jaffray Cos 1,337
13,025 PJT Partners, Inc 960
24,781 * PRA Group, Inc 837
36,804 * PROG Holdings, Inc 622
95,906 Raymond James Financial, Inc 10,248
22,908 e Ready Capital Corp 255
49,700 e Redwood Trust, Inc 336
8,577 Regional Management Corp 241
286,577 *,e Robinhood Markets, Inc 2,333
167,043 S&P Global, Inc 55,949
10,879 e Sculptor Capital Management, Inc 94
50,003 SEI Investments Co 2,915
126,744 SLM Corp 2,104
410,032 *,e SoFi Technologies, Inc 1,890
137,605 Starwood Property Trust, Inc 2,522
190,999 State Street Corp 14,816
20,369 StepStone Group, Inc 513
56,036 Stifel Financial Corp 3,271
11,369 * StoneX Group, Inc 1,083
223,832 Synchrony Financial 7,355
112,790 T Rowe Price Group, Inc 12,301
32,761 TPG RE Finance Trust, Inc 222
52,338 Tradeweb Markets, Inc 3,398
37,367 e Two Harbors Investment Corp 589
37,848 *,e Upstart Holdings, Inc 500
8,459 e Victory Capital Holdings, Inc 227
51,259 Virtu Financial, Inc 1,046
2,751 Virtus Investment Partners, Inc 527
48,558 e Voya Financial, Inc 2,986
84,317 e WisdomTree Investments, Inc 460
2,399 *,e World Acceptance Corp 158
TOTAL DIVERSIFIED FINANCIALS 1,057,888
ENERGY - 5.2%
39,034 * Alto Ingredients, Inc 112
8,490 e Altus Midstream Co 281

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,289 * Amplify Energy Corp $ 161
183,627 Antero Midstream Corp 1,981
142,450 * Antero Resources Corp 4,415
164,451 APA Corp 7,677
7,811 Arch Resources, Inc 1,115
69,395 Archrock, Inc 623
17,877 * Ardmore Shipping Corp 258
477,668 Baker Hughes Co 14,106
36,376 Berry Petroleum Co LLC 291
37,806 e Bonanza Creek Energy, Inc 2,190
68,885 * Borr Drilling Ltd 342
4,788 * Bristow Group, Inc 130
410,279 Cabot Oil & Gas Corp 10,081
29,784 Cactus, Inc 1,497
30,263 California Resources Corp 1,317
21,769 * Callon Petroleum Co 807
5,171 * Centrus Energy Corp 168
110,556 ChampionX Corp 3,205
130,655 Cheniere Energy, Inc 19,593
63,038 Chesapeake Energy Corp 5,949
987,223 Chevron Corp 177,197
75,896 * Clean Energy Fuels Corp 395
87,769 *,e CNX Resources Corp 1,478
7,387 Comstock Resources Inc 101
639,552 ConocoPhillips 75,467
16,946 CONSOL Energy, Inc 1,101
10,678 e Crescent Energy, Inc 128
11,149 CVR Energy, Inc 349
27,497 Delek US Holdings, Inc 742
27,534 * Denbury, Inc 2,396
339,415 Devon Energy Corp 20,877
55,111 DHT Holdings, Inc 489
51,211 *,e Diamond Offshore Drilling, Inc 533
88,232 Diamondback Energy, Inc 12,068
9,586 * DMC Global, Inc 186
19,179 Dorian LPG Ltd 363
19,159 * Dril-Quip, Inc 521
52,968 DT Midstream, Inc 2,927
7,121 *,e Earthstone Energy, Inc 101
56,201 *,e Energy Fuels, Inc 349
15,785 e Enviva, Inc 836
301,947 EOG Resources, Inc 39,108
190,086 EQT Corp 6,431
223,182 Equitrans Midstream Corp 1,495
9,511 e Excelerate Energy, Inc 238
2,101,914 d Exxon Mobil Corp 231,841
14,619 e FLEX LNG Ltd 478
39,745 * Frank's International NV 721
70,150 e Frontline Ltd 852
106,507 *,e Gevo, Inc 202
42,501 * Golar LNG Ltd 969
26,945 * Green Plains Inc 822
6,101 * Gulfport Energy Operating Corp 449
472,263 Halliburton Co 18,584
100,808 * Helix Energy Solutions Group, Inc 744
52,744 Helmerich & Payne, Inc 2,615
146,598 Hess Corp 20,791
74,422 HF Sinclair Corp 3,862
28,719 International Seaways, Inc 1,063
1,015,550 Kinder Morgan, Inc 18,361
234,852 * Kosmos Energy Ltd 1,494

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,863 * Laredo Petroleum, Inc $ 353
34,663 Liberty Oilfield Services, Inc 555
85,538 Magnolia Oil & Gas Corp 2,006
324,498 Marathon Oil Corp 8,784
240,027 Marathon Petroleum Corp 27,937
61,756 Matador Resources Co 3,535
75,569 Murphy Oil Corp 3,250
4,194 * Nabors Industries Ltd 650
16,237 * National Energy Services Reunited Corp 113
24,850 e New Fortress Energy, Inc 1,054
63,344 * Newpark Resources, Inc 263
76,759 * NexTier Oilfield Solutions, Inc 709
42,961 * Noble Corp plc 1,620
68,002 Nordic American Tankers Ltd 208
26,098 Northern Oil and Gas, Inc 804
214,007 NOV, Inc 4,471
22,490 Oasis Petroleum, Inc 3,077
407,141 Occidental Petroleum Corp 25,646
54,360 * Oceaneering International, Inc 951
38,178 * Oil States International, Inc 285
219,998 ONEOK, Inc 14,454
128,970 Ovintiv, Inc 6,540
23,180 * Par Pacific Holdings, Inc 539
101,807 Patterson-UTI Energy, Inc 1,714
37,415 PBF Energy, Inc 1,526
48,796 PDC Energy, Inc 3,098
60,358 * Peabody Energy Corp 1,595
10,090 Penn Virginia Corp 408
98,820 Permian Resources Corp 929
240,559 Phillips 66 25,037
121,464 Pioneer Natural Resources Co 27,741
11,921 * ProFrac Holding Corp 300
48,018 * ProPetro Holding Corp 498
112,319 Range Resources Corp 2,810
12,558 * Rex American Resources Corp 400
4,815 Riley Exploration Permian, Inc 142
44,313 * Ring Energy, Inc 109
42,512 e RPC, Inc 378
16,291 * SandRidge Energy, Inc 277
724,666 Schlumberger Ltd 38,741
26,610 Scorpio Tankers, Inc 1,431
6,869 Select Energy Services, Inc 63
45,041 SFL Corp Ltd 415
6,017 *,e SilverBow Resources, Inc 170
33,205 e Sitio Royalties Corp 958
63,633 SM Energy Co 2,216
6,855 Solaris Oilfield Infrastructure, Inc 68
541,965 * Southwestern Energy Co 3,171
1,770 * Talos Energy, Inc 33
114,858 Targa Resources Investments, Inc 8,442
35,750 * Teekay Corp 162
11,719 * Teekay Tankers Ltd 361
172,980 *,e Tellurian, Inc 291
66,939 * Tetra Technologies, Inc 232
2,915 Texas Pacific Land Corp 6,833
16,234 * Tidewater, Inc 598
95,169 *,e Uranium Energy Corp 369
108,834 *,e Ur-Energy, Inc 125
37,988 * US Silica Holdings, Inc 475
29,976 e Vaalco Energy, Inc 137
31,352 * Valaris Ltd 2,120

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
201,872 Valero Energy Corp $ 25,609
27,727 *,e Vertex Energy, Inc 172
14,396 * W&T Offshore, Inc 80
36,238 * Weatherford International Ltd 1,845
628,435 Williams Cos, Inc 20,676
29,960 World Fuel Services Corp 819
TOTAL ENERGY 1,017,401
FOOD & STAPLES RETAILING - 1.4%
87,310 Albertsons Cos, Inc 1,811
19,849 Andersons, Inc 694
68,459 * BJ's Wholesale Club Holdings, Inc 4,529
18,360 Casey's General Stores, Inc 4,119
14,374 * Chefs' Warehouse Holdings, Inc 478
225,968 Costco Wholesale Corp 103,154
47,990 * Grocery Outlet Holding Corp 1,401
21,180 *,e HF Foods Group Inc 86
7,244 Ingles Markets, Inc (Class A) 699
338,299 Kroger Co 15,081
6,410 Natural Grocers by Vitamin C 59
71,529 * Performance Food Group Co 4,177
14,866 Pricesmart, Inc 904
38,176 *,e Rite Aid Corp 127
7,101 SpartanNash Co 215
64,788 * Sprouts Farmers Market, Inc 2,097
255,327 SYSCO Corp 19,520
30,449 * United Natural Foods, Inc 1,179
108,028 * US Foods Holding Corp 3,675
4,843 Village Super Market (Class A) 113
364,496 Walgreens Boots Alliance, Inc 13,618
725,036 Walmart, Inc 102,803
8,426 Weis Markets, Inc 693
TOTAL FOOD & STAPLES RETAILING 281,232
FOOD, BEVERAGE & TOBACCO - 3.5%
82,392 *,e 22nd Century Group, Inc 76
3,213 Alico, Inc 77
914,315 Altria Group, Inc 41,793
280,410 Archer-Daniels-Midland Co 26,036
34,958 B&G Foods, Inc (Class A) 390
87,744 *,e Benson Hill, Inc 224
31,483 *,e Beyond Meat, Inc 388
5,121 *,e Boston Beer Co, Inc (Class A) 1,687
13,162 *,e BRC, Inc 80
25,010 Brown-Forman Corp (Class A) 1,645
91,961 Brown-Forman Corp (Class B) 6,040
70,268 Bunge Ltd 7,011
11,455 e Calavo Growers, Inc 337
22,629 Cal-Maine Foods, Inc 1,232
94,499 Campbell Soup Co 5,363
29,057 * Celsius Holdings, Inc 3,023
1,986,822 Coca-Cola Co 126,382
2,566 Coca-Cola Consolidated Inc 1,315
238,268 ConAgra Brands, Inc 9,221
77,123 Constellation Brands, Inc (Class A) 17,873
81,644 * Darling International, Inc 5,110
11,007 * Duckhorn Portfolio, Inc 182
85,884 Flowers Foods, Inc 2,468
20,613 Fresh Del Monte Produce, Inc 540
23,047 * Freshpet, Inc 1,216
302,674 General Mills, Inc 25,379

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
46,022 * Hain Celestial Group, Inc $ 745
73,926 Hershey Co 17,119
143,109 Hormel Foods Corp 6,519
71,472 * Hostess Brands, Inc 1,604
32,682 Ingredion, Inc 3,200
8,046 e J&J Snack Foods Corp 1,205
51,061 J.M. Smucker Co 8,091
5,780 John B. Sanfilippo & Son, Inc 470
130,693 Kellogg Co 9,311
426,401 Keurig Dr Pepper, Inc 15,205
360,590 Kraft Heinz Co 14,680
72,659 Lamb Weston Holdings, Inc 6,493
10,268 Lancaster Colony Corp 2,026
19,323 * Landec Corp 125
131,394 McCormick & Co, Inc 10,891
9,193 MGP Ingredients, Inc 978
20,226 * Mission Produce, Inc 235
90,373 Molson Coors Brewing Co (Class B) 4,656
690,126 Mondelez International, Inc 45,997
183,854 * Monster Beverage Corp 18,667
12,819 * National Beverage Corp 596
703,485 PepsiCo, Inc 127,092
790,697 Philip Morris International, Inc 80,026
24,393 * Pilgrim's Pride Corp 579
27,833 * Post Holdings, Inc 2,512
92,946 Primo Water Corp 1,444
131 Seaboard Corp 495
5,451 * Seneca Foods Corp 332
46,457 * Simply Good Foods Co 1,767
14,597 * Sovos Brands, Inc 210
50,062 *,e SunOpta, Inc 422
25,510 *,e Tattooed Chef, Inc 31
12,352 Tootsie Roll Industries, Inc 526
29,630 * TreeHouse Foods, Inc 1,463
4,760 Turning Point Brands, Inc 103
140,077 Tyson Foods, Inc (Class A) 8,720
12,311 Universal Corp 650
32,173 e Utz Brands, Inc 510
78,380 Vector Group Ltd 930
16,593 *,e Vintage Wine Estates, Inc 54
14,289 *,e Vita Coco Co, Inc 197
13,394 * Vital Farms, Inc 200
20,392 *,e Whole Earth Brands, Inc 83
TOTAL FOOD, BEVERAGE & TOBACCO 682,247
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
63,623 * 1Life Healthcare, Inc 1,063
874,338 Abbott Laboratories 95,994
48,576 * Acadia Healthcare Co, Inc 3,999
27,471 *,e Accolade, Inc 214
42,027 * AdaptHealth Corp 808
8,397 * Addus HomeCare Corp 835
12,333 *,e Agiliti, Inc 201
89,660 *,e agilon health, Inc 1,447
41,729 * Align Technology, Inc 8,801
14,356 * Alignment Healthcare, Inc 169
51,829 * Allscripts Healthcare Solutions, Inc 914
31,277 * Alphatec Holdings Inc 386
17,538 * Amedisys, Inc 1,465
106,234 * American Well Corp 301
76,067 AmerisourceBergen Corp 12,605

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
25,726 * AMN Healthcare Services, Inc $ 2,645
26,107 * Angiodynamics, Inc 359
16,786 *,e Apollo Medical Holdings, Inc 497
22,609 * AtriCure, Inc 1,003
1,019 Atrion Corp 570
26,266 * Avanos Medical, Inc 711
21,058 * Aveanna Healthcare Holdings, Inc 16
18,090 * AxoGen, Inc 181
22,714 * Axonics Modulation Technologies, Inc 1,420
263,385 Baxter International, Inc 13,425
144,142 Becton Dickinson & Co 36,655
13,317 * BioLife Solutions Inc 242
720,116 * Boston Scientific Corp 33,320
100,981 * Brookdale Senior Living, Inc 276
98,379 *,e Butterfly Network, Inc 242
134,447 Cardinal Health, Inc 10,335
23,626 * Cardiovascular Systems, Inc 322
30,584 *,e CareMax, Inc 112
11,625 * Castle Biosciences, Inc 274
291,876 * Centene Corp 23,937
44,636 * Certara, Inc 717
71,510 * Cerus Corp 261
7,521 Chemed Corp 3,839
152,937 Cigna Corp 50,674
195,629 *,e Clover Health Investments Corp 182
67,798 * Community Health Systems, Inc 293
8,700 * Computer Programs & Systems, Inc 237
15,846 Conmed Corp 1,405
24,480 Cooper Cos, Inc 8,095
4,814 * Corvel Corp 700
25,224 * Cross Country Healthcare, Inc 670
23,064 * CryoLife, Inc 279
55,246 * Cue Health, Inc 114
10,004 * Cutera, Inc 442
670,760 CVS Health Corp 62,508
32,781 * DaVita, Inc 2,448
10,656 * Definitive Healthcare Corp 117
106,534 Dentsply Sirona, Inc 3,392
196,396 * Dexcom, Inc 22,240
41,284 * DocGo, Inc 292
49,456 *,e Doximity, Inc 1,660
315,810 * Edwards Lifesciences Corp 23,563
123,246 Elevance Health, Inc 63,221
30,207 Embecta Corp 764
54,203 Encompass Health Corp 3,242
27,101 * Enhabit, Inc 357
21,428 * Enovis Corp 1,147
28,674 Ensign Group, Inc 2,713
79,184 * Envista Holdings Corp 2,666
45,708 * Evolent Health, Inc 1,283
65,385 * Figs, Inc 440
11,072 *,e Fulgent Genetics, Inc 330
24,523 * Glaukos Corp 1,071
42,442 * Globus Medical, Inc 3,152
49,332 * Guardant Health, Inc 1,342
27,531 * Haemonetics Corp 2,165
109,687 HCA Healthcare, Inc 26,320
24,393 * Health Catalyst, Inc 259
42,554 * HealthEquity, Inc 2,623
18,780 * HealthStream, Inc 466
70,773 * Henry Schein, Inc 5,653

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,605 * Heska Corp $ 286
62,220 * Hims & Hers Health, Inc 399
119,793 * Hologic, Inc 8,962
63,960 Humana, Inc 32,760
10,885 * ICU Medical, Inc 1,714
42,138 * IDEXX Laboratories, Inc 17,191
24,734 * Inari Medical, Inc 1,572
10,000 *,e Innovage Holding Corp 72
12,244 * Inogen, Inc 241
13,280 * Inspire Medical Systems, Inc 3,345
34,390 * Insulet Corp 10,124
17,928 * Integer Holding Corp 1,227
39,699 * Integra LifeSciences Holdings Corp 2,226
178,491 * Intuitive Surgical, Inc 47,363
401,885 *,e Invitae Corp 747
3,653 iRadimed Corp 103
16,105 * iRhythm Technologies, Inc 1,509
7,427 * Joint Corp 104
47,794 Laboratory Corp of America Holdings 11,254
34,223 * Lantheus Holdings, Inc 1,744
9,523 LeMaitre Vascular, Inc 438
15,150 * LHC Group, Inc 2,450
25,006 *,e LifeStance Health Group, Inc 123
26,810 * LivaNova plc 1,489
24,240 * Masimo Corp 3,586
73,075 McKesson Corp 27,412
43,753 * MEDNAX, Inc 650
683,407 Medtronic plc 53,114
11,623 * Meridian Bioscience, Inc 386
28,011 * Merit Medical Systems, Inc 1,978
2,255 Mesa Laboratories, Inc 375
6,780 * ModivCare, Inc 608
30,182 * Molina Healthcare, Inc 9,967
193,725 *,e Multiplan Corp 223
21,550 *,e Nano-X Imaging Ltd 159
2,600 National Healthcare Corp 155
5,598 National Research Corp 209
110,527 * Neogen Corp 1,683
19,942 * Nevro Corp 790
37,773 * NextGen Healthcare, Inc 709
56,233 * Novocure Ltd 4,125
477,441 *,e Nutex Health, Inc 907
28,270 * NuVasive, Inc 1,166
56,949 *,e Oak Street Health, Inc 1,225
23,061 * Omnicell, Inc 1,163
238,337 * Opko Health, Inc 298
8,440 * OptimizeRx Corp 142
80,646 * Option Care Health, Inc 2,427
40,487 * OraSure Technologies, Inc 195
12,159 * Orthofix Medical Inc 250
5,177 * OrthoPediatrics Corp 206
24,964 * Outset Medical, Inc 645
31,294 * Owens & Minor, Inc 611
23,637 * Paragon 28, Inc 452
44,685 Patterson Cos, Inc 1,252
17,723 * Pennant Group, Inc 195
17,918 * Penumbra, Inc 3,986
14,406 * PetIQ, Inc 133
20,801 * Phreesia, Inc 673
56,653 Premier, Inc 1,982
10,696 * Privia Health Group, Inc 243

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
13,124 *,e PROCEPT BioRobotics Corp $ 545
51,583 *,† Progenics Pharmaceuticals, Inc 0
34,423 * Progyny, Inc 1,072
72,154 * Project Roadrunner Parent, Inc 790
13,858 * Pulmonx Corp 117
57,968 Quest Diagnostics, Inc 9,068
26,154 * QuidelOrtho Corp 2,241
25,914 * RadNet, Inc 488
73,604 Resmed, Inc 15,319
10,559 *,e RxSight, Inc 134
24,729 * Schrodinger, Inc 462
15,644 * SeaSpine Holdings Corp 131
60,301 Select Medical Holdings Corp 1,497
81,063 *,e Sema4 Holdings Corp 21
226,696 *,e Senseonics Holdings, Inc 233
150,613 *,e Sharecare, Inc 241
18,412 * Shockwave Medical Inc 3,786
17,531 * SI-BONE, Inc 238
34,185 * Signify Health, Inc 980
18,916 * Silk Road Medical Inc 1,000
7,680 Simulations Plus, Inc 281
26,141 * Staar Surgical Co 1,269
51,240 STERIS plc 9,463
178,206 Stryker Corp 43,570
17,295 * Surgery Partners, Inc 482
10,275 * SurModics, Inc 351
10,460 * Tactile Systems Technology, Inc 120
35,006 * Tandem Diabetes Care, Inc 1,573
80,556 * Teladoc, Inc 1,905
23,691 Teleflex, Inc 5,914
53,386 * Tenet Healthcare Corp 2,605
11,786 * Transmedics Group, Inc 727
5,968 * Treace Medical Concepts, Inc 137
4,630 * UFP Technologies, Inc 546
476,915 UnitedHealth Group, Inc 252,851
33,482 Universal Health Services, Inc (Class B) 4,717
6,975 US Physical Therapy, Inc 565
2,349 Utah Medical Products, Inc 236
27,229 * Varex Imaging Corp 553
71,525 * Veeva Systems, Inc 11,543
88,085 * VG Acquisition Corp 190
27,942 *,e Vicarious Surgical, Inc 56
74,317 * ViewRay, Inc 333
105,464 Zimmer Biomet Holdings, Inc 13,447
11,472 * Zimvie, Inc 107
10,840 e Zynex Inc 151
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,222,864
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
46,991 *,e Beauty Health Co 428
66,090 * BellRing Brands, Inc 1,695
7,431 * Central Garden & Pet Co 278
22,079 * Central Garden and Pet Co (Class A) 790
125,208 Church & Dwight Co, Inc 10,093
65,460 Clorox Co 9,186
419,527 Colgate-Palmolive Co 33,055
159,439 * Coty, Inc 1,365
29,639 Edgewell Personal Care Co 1,142
24,917 * elf Beauty, Inc 1,378
34,187 Energizer Holdings, Inc 1,147
116,171 Estee Lauder Cos (Class A) 28,823

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
58,982 * Herbalife Nutrition Ltd $ 878
13,542 * Honest Co, Inc 41
12,258 Inter Parfums, Inc 1,183
171,298 Kimberly-Clark Corp 23,254
6,191 Medifast, Inc 714
5,868 * Nature's Sunshine Products, Inc 49
27,121 Nu Skin Enterprises, Inc (Class A) 1,143
43,357 *,e Olaplex Holdings, Inc 226
1,202,715 Procter & Gamble Co 182,283
28,002 e Reynolds Consumer Products, Inc 840
21,541 Spectrum Brands Holdings, Inc 1,312
8,349 * USANA Health Sciences, Inc 444
30,185 *,e Veru, Inc 159
7,178 WD-40 Co 1,157
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 303,063
INSURANCE - 2.5%
312,941 Aflac, Inc 22,513
135,512 Allstate Corp 18,375
32,424 * AMBAC Financial Group, Inc 565
46,586 American Equity Investment Life Holding Co 2,125
34,605 American Financial Group, Inc 4,751
377,308 American International Group, Inc 23,861
13,468 Amerisafe, Inc 700
104,327 Aon plc 31,313
184,638 * Arch Capital Group Ltd 11,592
17,301 Argo Group International Holdings Ltd 447
105,001 Arthur J. Gallagher & Co 19,797
27,795 Assurant, Inc 3,476
36,683 Assured Guaranty Ltd 2,284
40,126 Axis Capital Holdings Ltd 2,174
28,604 *,e Bright Health Group, Inc 19
25,977 * Brighthouse Financial, Inc 1,332
117,798 Brown & Brown, Inc 6,711
25,189 * BRP Group, Inc 633
212,450 Chubb Ltd 46,866
79,605 Cincinnati Financial Corp 8,151
14,067 CNA Financial Corp 595
66,761 Conseco, Inc 1,526
41,092 Corebridge Financial, Inc 824
7,812 Donegal Group, Inc (Class A) 111
15,165 * eHealth, Inc 73
6,714 Employers Holdings, Inc 290
4,741 * Enstar Group Ltd 1,095
13,782 Erie Indemnity Co (Class A) 3,428
18,999 Everest Re Group Ltd 6,294
9,274 * F&G Annuities & Life, Inc 186
136,393 Fidelity National Financial Inc 5,131
52,851 First American Financial Corp 2,766
184,221 * Genworth Financial, Inc (Class A) 975
41,690 Globe Life, Inc 5,026
9,663 * Goosehead Insurance, Inc 332
20,683 * Greenlight Capital Re Ltd (Class A) 169
17,079 Hanover Insurance Group, Inc 2,308
162,064 Hartford Financial Services Group, Inc 12,289
3,092 e HCI Group, Inc 122
5,219 *,e Hippo Holdings, Inc 71
22,775 Horace Mann Educators Corp 851
1,119 Investors Title Co 165
19,526 James River Group Holdings Ltd 408
33,482 Kemper Corp 1,647

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,502 Kinsale Capital Group, Inc $ 2,746
20,988 *,e Lemonade, Inc 287
87,713 Lincoln National Corp 2,695
102,146 Loews Corp 5,958
6,672 * Markel Corp 8,790
250,488 Marsh & McLennan Cos, Inc 41,451
26,174 *,e MBIA, Inc 336
12,675 Mercury General Corp 433
337,562 Metlife, Inc 24,429
1,551 National Western Life Group, Inc 436
7,308 * NI Holdings, Inc 97
135,376 Old Republic International Corp 3,269
60,575 * Oscar Health, Inc 149
13,408 * Palomar Holdings, Inc 606
21,522 Primerica, Inc 3,052
126,511 Principal Financial Group 10,617
37,307 ProAssurance Corp 652
296,339 Progressive Corp 38,438
193,606 Prudential Financial, Inc 19,256
34,463 Reinsurance Group of America, Inc (Class A) 4,897
21,969 RenaissanceRe Holdings Ltd 4,047
20,019 RLI Corp 2,628
42,415 * Ryan Specialty Group Holdings, Inc 1,761
4,020 Safety Insurance Group, Inc 339
32,431 Selective Insurance Group, Inc 2,874
73,128 * Selectquote, Inc 49
8,398 * SiriusPoint Ltd 50
15,315 Stewart Information Services Corp 654
22,143 Tiptree Inc 306
117,953 Travelers Cos, Inc 22,115
20,838 *,e Trupanion, Inc 990
16,104 United Fire Group Inc 441
22,402 Universal Insurance Holdings, Inc 237
99,041 Unum Group 4,064
101,609 W.R. Berkley Corp 7,374
1,280 White Mountains Insurance Group Ltd 1,810
54,992 Willis Towers Watson plc 13,450
TOTAL INSURANCE 486,150
MATERIALS - 3.0%
16,560 *,e 5E Advanced Materials, Inc 130
14,906 AdvanSix, Inc 567
112,477 Air Products & Chemicals, Inc 34,672
59,463 Albemarle Corp 12,895
99,055 Alcoa Corp 4,504
58,071 *,e Allegheny Technologies, Inc 1,734
5,106 Alpha Metallurgical Resources, Inc 747
726,379 Amcor plc 8,651
20,501 American Vanguard Corp 445
30,628 Aptargroup, Inc 3,368
57,334 * Arconic Corp 1,213
13,288 *,† Ardagh Group S.A. 160
74,922 Ardagh Metal Packaging S.A. 360
26,123 Ashland Global Holdings, Inc 2,809
11,564 *,e Aspen Aerogels, Inc 136
41,051 Avery Dennison Corp 7,430
49,682 Avient Corp 1,677
113,646 * Axalta Coating Systems Ltd 2,895
15,070 Balchem Corp 1,840
164,015 Ball Corp 8,388
64,172 Berry Global Group, Inc 3,878

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
31,457 Cabot Corp $ 2,103
25,997 Carpenter Technology Corp 960
52,775 Celanese Corp (Series A) 5,396
12,437 * Century Aluminum Co 102
102,050 CF Industries Holdings, Inc 8,695
5,158 Chase Corp 445
78,774 Chemours Co 2,412
11,678 * Clearwater Paper Corp 442
267,350 * Cleveland-Cliffs, Inc 4,307
119,550 * Coeur Mining, Inc 402
53,154 Commercial Metals Co 2,567
20,319 Compass Minerals International, Inc 833
66,991 * Constellium SE 793
374,291 Corteva, Inc 22,001
58,648 Crown Holdings, Inc 4,821
36,022 *,e Danimer Scientific, Inc 64
28,159 * Diversey Holdings Ltd 120
364,283 Dow, Inc 18,356
257,656 DuPont de Nemours, Inc 17,683
19,104 Eagle Materials, Inc 2,538
66,255 Eastman Chemical Co 5,396
125,486 Ecolab, Inc 18,266
127,079 Element Solutions, Inc 2,312
64,363 FMC Corp 8,033
732,302 Freeport-McMoRan, Inc (Class B) 27,827
17,819 FutureFuel Corp 145
423,235 *,e Ginkgo Bioworks Holdings, Inc 715
32,454 Glatfelter Corp 90
145,764 Graphic Packaging Holding Co 3,243
14,075 Greif, Inc (Class A) 944
3,993 Greif, Inc (Class B) 312
22,652 H.B. Fuller Co 1,622
15,846 Hawkins, Inc 612
9,402 Haynes International, Inc 430
290,099 Hecla Mining Co 1,613
104,824 Huntsman Corp 2,881
77,853 *,e Hycroft Mining Holding Corp 41
21,966 * Ingevity Corp 1,547
11,273 Innospec, Inc 1,160
133,564 International Flavors & Fragrances, Inc 14,003
188,466 International Paper Co 6,527
6,735 * Intrepid Potash, Inc 194
8,625 Kaiser Aluminum Corp 655
15,231 Koppers Holdings, Inc 430
14,288 Kronos Worldwide, Inc 134
250,997 Linde plc 81,870
80,227 * Livent Corp 1,594
34,555 Louisiana-Pacific Corp 2,046
16,250 * LSB Industries, Inc 216
129,559 LyondellBasell Industries NV 10,757
31,591 Martin Marietta Materials, Inc 10,677
11,119 Materion Corp 973
12,674 Minerals Technologies, Inc 770
166,909 Mosaic Co 7,322
39,809 * MP Materials Corp 967
18,118 Myers Industries, Inc 403
2,137 NewMarket Corp 665
410,068 Newmont Goldcorp Corp 19,355
149,512 * Novagold Resources Inc 894
133,610 Nucor Corp 17,611
90,414 * O-I Glass, Inc 1,498

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
62,167 Olin Corp $ 3,291
6,559 Olympic Steel, Inc 220
54,529 *,e Origin Materials, Inc 251
38,461 Orion Engineered Carbons SA 685
45,269 Packaging Corp of America 5,790
22,477 Pactiv Evergreen, Inc 255
62,456 * Perimeter Solutions S.A. 571
8,901 * Piedmont Lithium, Inc 392
120,414 PPG Industries, Inc 15,141
20,162 * PQ Group Holdings, Inc 179
17,967 *,e PureCycle Technologies, Inc 121
7,360 Quaker Chemical Corp 1,228
11,495 e Ramaco Resources, Inc 101
16,208 * Ranpak Holdings Corp 94
31,957 * Rayonier Advanced Materials, Inc 307
28,345 Reliance Steel & Aluminum Co 5,738
23,550 * Resolute Forest Products 508
32,757 Royal Gold, Inc 3,692
63,937 RPM International, Inc 6,231
8,418 Ryerson Holding Corp 255
14,147 Schnitzer Steel Industries, Inc (Class A) 434
35,580 Schweitzer-Mauduit International, Inc 744
22,512 Scotts Miracle-Gro Co (Class A) 1,094
70,338 Sealed Air Corp 3,508
18,559 Sensient Technologies Corp 1,353
124,770 Sherwin-Williams Co 29,612
31,746 Silgan Holdings, Inc 1,646
48,557 Sonoco Products Co 2,948
46,247 Southern Copper Corp 2,793
109,335 SSR Mining, Inc 1,713
83,444 Steel Dynamics, Inc 8,152
8,132 Stepan Co 866
65,111 * Summit Materials, Inc 1,849
48,451 SunCoke Energy, Inc 418
6,165 Sylvamo Corp 300
29,755 * TimkenSteel Corp 541
19,671 Tredegar Corp 201
23,586 Trimas Corp 654
23,427 Trinseo plc 532
62,538 Tronox Holdings plc 857
1,357 United States Lime & Minerals, Inc 191
94,192 United States Steel Corp 2,360
99,474 Valvoline, Inc 3,248
66,639 Vulcan Materials Co 11,669
28,082 Warrior Met Coal, Inc 973
14,533 Westlake Chemical Corp 1,490
130,721 WestRock Co 4,596
18,895 Worthington Industries, Inc 939
TOTAL MATERIALS 581,020
MEDIA & ENTERTAINMENT - 5.6%
392,405 Activision Blizzard, Inc 30,039
41,683 * Advantage Solutions, Inc 87
3,069,988 * Alphabet, Inc (Class A) 270,865
2,722,949 * Alphabet, Inc (Class C) 241,607
112,426 * Altice USA, Inc 517
239,852 *,e AMC Entertainment Holdings, Inc 976
16,067 * AMC Networks, Inc 252
7,354 * Boston Omaha Corp 195
44,223 * Bumble, Inc 931
3,042 Cable One, Inc 2,165

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,446 *,e Cardlytics, Inc $ 101
51,402 * Cargurus, Inc 720
37,344 * Cars.com, Inc 514
56,848 *,e Charter Communications, Inc 19,277
58,982 * Cinemark Holdings, Inc 511
198,206 * Clear Channel 208
2,184,154 Comcast Corp (Class A) 76,380
772 * Daily Journal Corp 193
22,415 * DHI Group, Inc 119
136,485 * DISH Network Corp (Class A) 1,916
141,619 Electronic Arts, Inc 17,303
88,350 *,e Entercom Communications Corp 20
50,932 Entravision Communications Corp (Class A) 244
40,961 * Eventbrite Inc 240
8,345 * EverQuote Inc 123
31,270 * EW Scripps Co (Class A) 412
155,691 Fox Corp (Class A) 4,728
72,327 Fox Corp (Class B) 2,058
71,756 *,e fuboTV, Inc 125
74,491 *,e Gannett Co, Inc 151
46,930 Gray Television, Inc 525
42,355 * IAC 1,881
61,117 * iHeartMedia, Inc 375
27,196 * Imax Corp 399
16,911 * Integral Ad Science Holding Corp 149
183,140 Interpublic Group of Cos, Inc 6,100
23,547 John Wiley & Sons, Inc (Class A) 943
7,655 *,e Liberty Braves Group (Class A) 250
25,374 * Liberty Braves Group (Class C) 818
12,929 Liberty Broadband Corp (Class A) 981
66,509 * Liberty Broadband Corp (Class C) 5,073
6,884 * Liberty Media Group (Class A) 368
100,858 * Liberty Media Group (Class C) 6,029
34,936 * Liberty SiriusXM Group (Class A) 1,373
72,983 * Liberty SiriusXM Group (Class C) 2,856
37,150 *,e Lions Gate Entertainment Corp (Class A) 212
71,817 * Lions Gate Entertainment Corp (Class B) 390
79,453 * Live Nation, Inc 5,541
10,365 Madison Square Garden Co 1,900
13,156 * Madison Square Garden Entertainment Corp 592
61,168 * Magnite, Inc 648
14,211 e Marcus Corp 205
148,269 * Match Group, Inc 6,152
11,302 * MediaAlpha, Inc 112
1,148,425 * Meta Platforms, Inc 138,201
224,834 * Netflix, Inc 66,299
89,935 New York Times Co (Class A) 2,919
213,357 News Corp (Class A) 3,883
66,535 News Corp (Class B) 1,227
18,525 Nexstar Media Group Inc 3,242
97,357 Omnicom Group, Inc 7,941
20,470 *,e Outbrain, Inc 74
4,594 Paramount Global (Class A) 90
305,131 Paramount Global (Class B) 5,151
300,393 * Pinterest, Inc 7,294
40,614 * Playstudios, Inc 158
42,908 * Playtika Holding Corp 365
21,386 * PubMatic, Inc 274
20,643 * QuinStreet, Inc 296
227,072 * ROBLOX Corp 6,462
63,324 * Roku, Inc 2,577

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
19,984 Scholastic Corp $ 789
11,690 Sinclair Broadcast Group, Inc (Class A) 181
319,108 e Sirius XM Holdings, Inc 1,864
161,762 *,e Skillz, Inc 82
72,151 * Spotify Technology S.A. 5,696
33,238 *,e Stagwell, Inc 206
81,955 * Take-Two Interactive Software, Inc 8,534
12,153 * TechTarget, Inc 535
101,609 TEGNA, Inc 2,153
13,027 * Thryv Holdings, Inc 248
56,597 * TripAdvisor, Inc 1,018
44,667 * TrueCar, Inc 112
68,763 * Vimeo, Inc 236
934,910 * Walt Disney Co 81,225
1,217,041 * Warner Bros Discovery, Inc 11,538
28,599 *,e WideOpenWest, Inc 261
18,467 World Wrestling Entertainment, Inc (Class A) 1,265
41,665 * Yelp, Inc 1,139
23,417 * Ziff Davis Inc 1,852
40,960 * ZipRecruiter, Inc 673
141,765 * ZoomInfo Technologies, Inc 4,269
TOTAL MEDIA & ENTERTAINMENT 1,087,178
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
45,940 * 10X Genomics, Inc 1,674
11,229 * 2seventy bio, Inc 105
11,292 * 4D Molecular Therapeutics, Inc 251
903,549 AbbVie, Inc 146,023
106,154 *,e AbCellera Biologics, Inc 1,075
29,156 * Absci Corp 61
70,913 * Acadia Pharmaceuticals, Inc 1,129
23,691 * Aclaris Therapeutics, Inc 373
11,379 *,e Adagio Therapeutics, Inc 17
59,774 * Adaptive Biotechnologies Corp 457
14,505 * Adicet Bio, Inc 130
95,244 * ADMA Biologics, Inc 370
43,765 * Affimed NV 54
107,560 * Agenus, Inc 258
150,692 Agilent Technologies, Inc 22,551
34,493 * Agios Pharmaceuticals, Inc 969
14,029 * Akero Therapeutics, Inc 769
6,175 *,e Albireo Pharma, Inc 133
31,429 * Alector, Inc 290
87,531 * Alkermes plc 2,287
28,864 *,e Allogene Therapeutics, Inc 182
10,335 *,e Allovir, Inc 53
61,672 * Alnylam Pharmaceuticals, Inc 14,656
9,675 *,e ALX Oncology Holdings, Inc 109
273,177 Amgen, Inc 71,747
151,298 * Amicus Therapeutics, Inc 1,847
53,162 * Amneal Pharmaceuticals, Inc 106
25,774 * Amphastar Pharmaceuticals, Inc 722
25,689 * Amylyx Pharmaceuticals, Inc 949
12,566 *,e AnaptysBio, Inc 389
30,524 *,e Anavex Life Sciences Corp 283
5,767 * ANI Pharmaceuticals, Inc 232
10,943 * Anika Therapeutics, Inc 324
46,610 * Apellis Pharmaceuticals, Inc 2,410
55,373 *,e Arbutus Biopharma Corp 129
15,098 *,e Arcellx, Inc 468
7,756 * Arcturus Therapeutics Holdings, Inc 132

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
20,717 * Arcus Biosciences, Inc $ 428
15,151 *,e Arcutis Biotherapeutics, Inc 224
55,310 * Arrowhead Pharmaceuticals Inc 2,243
23,815 * Arvinas, Inc 815
34,194 * Atara Biotherapeutics, Inc 112
35,244 *,e Atea Pharmaceuticals, Inc 170
7,303 * Athira Pharma, Inc 23
9,389 *,e Aura Biosciences, Inc 99
68,772 *,e Aurinia Pharmaceuticals, Inc 297
318,550 * Avantor, Inc 6,718
33,858 *,e Avid Bioservices, Inc 466
9,645 * Avidity Biosciences, Inc 214
15,727 *,e Axsome Therapeutics, Inc 1,213
25,636 * Beam Therapeutics, Inc 1,003
26,163 * Berkeley Lights, Inc 70
97,016 * BioCryst Pharmaceuticals, Inc 1,114
73,489 * Biogen, Inc 20,351
15,967 * Biohaven Ltd 222
93,702 * BioMarin Pharmaceutical, Inc 9,697
153,496 *,e Bionano Genomics, Inc 224
11,654 * Bio-Rad Laboratories, Inc (Class A) 4,900
78,368 Bio-Techne Corp 6,495
6,302 * Bioxcel Therapeutics Inc 135
33,689 *,e Bluebird Bio, Inc 233
31,927 * Blueprint Medicines Corp 1,399
58,721 * Bridgebio Pharma, Inc 447
1,087,263 Bristol-Myers Squibb Co 78,229
39,365 * Brooks Automation, Inc 2,292
56,206 Bruker BioSciences Corp 3,842
18,793 * C4 Therapeutics, Inc 111
19,366 *,e Cara Therapeutics, Inc 208
27,306 * CareDx, Inc 312
10,333 * Caribou Biosciences, Inc 65
20,876 *,e Cassava Sciences, Inc 617
85,996 * Catalent, Inc 3,871
50,782 * Catalyst Pharmaceuticals, Inc 945
21,395 * Celldex Therapeutics, Inc 954
19,234 *,e Cerevel Therapeutics Holdings, Inc 607
27,377 * Charles River Laboratories International, Inc 5,965
30,594 * Chimerix, Inc 57
7,917 * Chinook Therapeutics, Inc 207
6,864 * CinCor Pharma, Inc 84
23,538 * Codexis, Inc 110
22,858 * Cogent Biosciences, Inc 264
27,864 * Coherus Biosciences, Inc 221
16,286 * Collegium Pharmaceutical, Inc 378
52,750 * Corcept Therapeutics, Inc 1,071
16,128 * Crinetics Pharmaceuticals, Inc 295
22,130 * CryoPort, Inc 384
47,472 *,e CTI BioPharma Corp 285
7,345 *,e Cullinan Oncology, Inc 77
51,177 * Cytek Biosciences, Inc 523
42,716 * Cytokinetics, Inc 1,957
329,954 Danaher Corp 87,576
11,974 * Day One Biopharmaceuticals, Inc 258
22,263 * Deciphera Pharmaceuticals, Inc 365
49,642 * Denali Therapeutics, Inc 1,381
14,200 *,e Design Therapeutics, Inc 146
14,558 * DICE Therapeutics, Inc 454
58,823 *,e Dynavax Technologies Corp 626
16,387 * Dyne Therapeutics, Inc 190

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,368 * Eagle Pharmaceuticals, Inc $ 186
20,664 *,e Edgewise Therapeutics, Inc 185
35,681 *,e Editas Medicine, Inc 316
242,401 * Elanco Animal Health, Inc 2,962
429,975 Eli Lilly & Co 157,302
24,015 * Emergent Biosolutions, Inc 284
11,786 * Enanta Pharmaceuticals, Inc 548
70,095 *,e EQRx, Inc 172
33,527 * Erasca, Inc 144
33,414 * Esperion Thereapeutics, Inc 208
17,590 * Evolus, Inc 132
93,800 * Exact Sciences Corp 4,644
170,031 * Exelixis, Inc 2,727
52,399 *,e EyePoint Pharmaceuticals, Inc 183
42,216 * Fate Therapeutics, Inc 426
50,667 * FibroGen, Inc 812
10,305 *,e Foghorn Therapeutics, Inc 66
14,355 * Fulcrum Therapeutics, Inc 104
23,909 * Generation Bio Co 94
114,325 *,e Geron Corp 277
648,183 Gilead Sciences, Inc 55,646
68,124 * Halozyme Therapeutics, Inc 3,876
12,195 * Harmony Biosciences Holdings, Inc 672
52,161 *,e Heron Therapeutics, Inc 130
114,482 * Horizon Therapeutics Plc 13,028
7,208 *,e Icosavax, Inc 57
15,316 * Ideaya Biosciences, Inc 278
2,211 *,e IGM Biosciences, Inc 38
81,101 * Illumina, Inc 16,399
13,485 *,e Imago Biosciences, Inc 485
36,493 *,e ImmunityBio, Inc 185
106,612 * Immunogen, Inc 529
11,380 * Immunovant, Inc 202
94,070 * Incyte Corp 7,556
15,231 *,e Inhibrx, Inc 375
34,523 * Innoviva, Inc 457
112,816 *,e Inovio Pharmaceuticals, Inc 176
60,247 * Insmed, Inc 1,204
34,856 * Intellia Therapeutics, Inc 1,216
12,921 * Intercept Pharmaceuticals, Inc 160
46,963 * Intra-Cellular Therapies, Inc 2,485
79,163 * Ionis Pharmaceuticals, Inc 2,990
74,052 * Iovance Biotherapeutics, Inc 473
95,260 * IQVIA Holdings, Inc 19,518
95,014 * Ironwood Pharmaceuticals, Inc 1,177
11,046 * iTeos Therapeutics, Inc 216
56,231 * IVERIC bio, Inc 1,204
8,802 * Janux Therapeutics, Inc 116
32,370 * Jazz Pharmaceuticals plc 5,157
1,341,100 Johnson & Johnson 236,905
4,482 * Jounce Therapeutics, Inc 5
10,666 * KalVista Pharmaceuticals Inc 72
15,240 * Karuna Therapeutics, Inc 2,995
46,110 * Karyopharm Therapeutics, Inc 157
8,516 * Keros Therapeutics, Inc 409
18,676 * Kezar Life Sciences, Inc 131
11,321 * Kiniksa Pharmaceuticals Ltd 170
7,565 *,e Kinnate Biopharma, Inc 46
18,276 * Kodiak Sciences, Inc 131
21,178 * Kronos Bio, Inc 34
9,785 * Krystal Biotech Inc 775

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
31,598 * Kura Oncology, Inc $ 392
15,771 * Kymera Therapeutics, Inc 394
30,110 * Lexicon Pharmaceuticals, Inc 57
8,586 * Ligand Pharmaceuticals, Inc (Class B) 574
24,455 *,e Liquidia Corp 156
77,816 *,e Lyell Immunopharma, Inc 270
32,187 * MacroGenics, Inc 216
6,193 * Madrigal Pharmaceuticals, Inc 1,798
94,899 *,e MannKind Corp 500
54,984 * Maravai LifeSciences Holdings, Inc 787
51,230 *,e MaxCyte, Inc 280
12,929 * Medpace Holdings, Inc 2,746
10,086 * MeiraGTx Holdings plc 66
1,294,564 Merck & Co, Inc 143,632
27,294 * Mersana Therapeutics, Inc 160
11,568 * Mettler-Toledo International, Inc 16,721
60,615 *,e MiMedx Group, Inc 168
21,876 * Mirati Therapeutics, Inc 991
8,147 * Mirum Pharmaceuticals, Inc 159
170,238 * Moderna, Inc 30,578
14,704 * Monte Rosa Therapeutics, Inc 112
8,159 * Morphic Holding, Inc 218
46,607 * Myriad Genetics, Inc 676
22,499 * NanoString Technologies, Inc 179
42,988 * Natera, Inc 1,727
106,507 * Nektar Therapeutics 241
58,635 * NeoGenomics, Inc 542
51,383 * Neurocrine Biosciences, Inc 6,137
15,360 * NGM Biopharmaceuticals Inc 77
9,374 * Nkarta, Inc 56
40,572 *,e Novavax, Inc 417
17,085 * Nurix Therapeutics, Inc 188
10,256 * Nuvalent, Inc 305
35,946 *,e Nuvation Bio, Inc 69
505,900 *,e Ocugen, Inc 658
41,830 * Ocular Therapeutix, Inc 118
3,255 *,† Omniab, Inc 0
3,255 *,† Omniab, Inc 0
42,072 * OmniAb, Inc 151
13,691 * Organogenesis Holdings Inc 37
127,492 Organon & Co 3,561
333,993 *,e Outlook Therapeutics, Inc 361
100,456 * Pacific Biosciences of California, Inc 822
23,821 * Pacira BioSciences Inc 920
65,063 PerkinElmer, Inc 9,123
69,259 Perrigo Co plc 2,361
2,891,465 Pfizer, Inc 148,159
6,396 *,e Phathom Pharmaceuticals, Inc 72
12,927 Phibro Animal Health Corp 173
14,315 * PMV Pharmaceuticals, Inc 125
37,958 *,e Point Biopharma Global, Inc 277
48,133 * Praxis Precision Medicines, Inc 115
39,456 *,e Precigen, Inc 60
27,333 * Prestige Consumer Healthcare, Inc. 1,711
15,994 * Prometheus Biosciences, Inc 1,759
22,557 * Protagonist Therapeutics, Inc 246
18,603 * Prothena Corp plc 1,121
25,243 *,e Provention Bio, Inc 267
37,990 *,e PTC Therapeutics, Inc 1,450
114,179 * QIAGEN NV 5,694
16,838 * Quanterix Corp 233

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
46,832 * Quantum-Si, Inc $ 86
6,533 * RAPT Therapeutics, Inc 129
14,987 *,e Reata Pharmaceuticals, Inc 569
61,485 *,e Recursion Pharmaceuticals, Inc 474
53,064 * Regeneron Pharmaceuticals, Inc 38,285
19,715 * REGENXBIO, Inc 447
31,945 * Relay Therapeutics, Inc 477
8,368 * Relmada Therapeutics, Inc 29
30,248 * Repligen Corp 5,121
10,254 * Replimune Group, Inc 279
33,815 * Revance Therapeutics, Inc 624
32,407 * REVOLUTION Medicines, Inc 772
86,450 * Rigel Pharmaceuticals, Inc 130
20,281 * Rocket Pharmaceuticals, Inc 397
189,332 Royalty Pharma plc 7,482
28,225 * Sage Therapeutics, Inc 1,076
46,510 *,e Sana Biotechnology, Inc 184
52,234 * Sangamo Therapeutics Inc 164
41,917 * Sarepta Therapeutics, Inc 5,432
31,930 *,e Science 37 Holdings, Inc 13
68,787 * Seagen, Inc 8,840
22,417 * Seer, Inc 130
37,976 * Seres Therapeutics, Inc 213
35,191 e SIGA Technologies, Inc 259
76,705 * SomaLogic, Inc 193
702,656 *,e Sorrento Therapeutics, Inc 623
43,033 * Sotera Health Co 358
15,930 * SpringWorks Therapeutics, Inc 414
10,464 * Stoke Therapeutics, Inc 97
26,807 * Supernus Pharmaceuticals, Inc 956
15,843 * Sutro Biopharma, Inc 128
24,529 * Syndax Pharmaceuticals, Inc 624
55,220 * Syneos Health, Inc 2,025
23,918 *,e Tango Therapeutics, Inc 173
9,396 * Tarsus Pharmaceuticals, Inc 138
69,942 * TG Therapeutics, Inc 827
29,259 *,e Theravance Biopharma, Inc 328
199,674 Thermo Fisher Scientific, Inc 109,958
25,726 *,e Travere Therapeutics, Inc 541
26,284 * Twist Bioscience Corp 626
33,751 * Ultragenyx Pharmaceutical, Inc 1,564
22,243 * United Therapeutics Corp 6,186
31,395 * Vanda Pharmaceuticals, Inc 232
608,466 *,e Vaxart Inc 585
36,531 * Vaxcyte, Inc 1,752
102,172 *,e VBI Vaccines, Inc 40
11,485 * Ventyx Biosciences, Inc 377
29,297 *,e Vera Therapeutics, Inc 567
36,815 * Veracyte, Inc 874
24,994 * Vericel Corp 658
132,191 * Vertex Pharmaceuticals, Inc 38,174
23,209 * Verve Therapeutics, Inc 449
596,044 Viatris, Inc 6,634
32,800 * Vir Biotechnology, Inc 830
13,226 * Viridian Therapeutics, Inc 386
104,364 * VistaGen Therapeutics, Inc 11
30,893 * Waters Corp 10,583
39,169 West Pharmaceutical Services, Inc 9,218
27,098 * Xencor, Inc 706
67,913 *,e Xeris Biopharma Holdings, Inc 90
19,065 * Y-mAbs Therapeutics, Inc 93

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,143 * Zentalis Pharmaceuticals, Inc $ 365
243,111 Zoetis, Inc 35,628
33,098 *,†,e Zogenix, Inc 23
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,774,369
REAL ESTATE - 3.3%
46,252 Acadia Realty Trust 664
36,654 Agree Realty Corp 2,600
47,563 Alexander & Baldwin, Inc 891
1,329 e Alexander's, Inc 292
83,569 Alexandria Real Estate Equities, Inc 12,173
28,646 American Assets Trust, Inc 759
68,514 American Finance Trust, Inc 406
152,675 American Homes 4 Rent 4,602
237,271 American Tower Corp 50,268
133,721 Americold Realty Trust 3,786
85,829 Apartment Income REIT Corp 2,945
11,738 e Apartment Investment and Management Co 84
113,878 Apple Hospitality REIT, Inc 1,797
31,681 Armada Hoffler Properties, Inc 364
5,980 * Ashford Hospitality Trust, Inc 27
72,533 AvalonBay Communities, Inc 11,716
1,837 * Bluerock Homes Trust, Inc 39
81,787 Boston Properties, Inc 5,527
35,081 BraeMar Hotels & Resorts, Inc 144
92,621 Brandywine Realty Trust 570
162,598 Brixmor Property Group, Inc 3,686
77,650 Broadstone Net Lease, Inc 1,259
6,068 Brt Realty Trust 119
52,715 Camden Property Trust 5,898
50,740 CareTrust REIT, Inc 943
13,650 CBL & Associates Properties, Inc 315
158,267 CBRE Group, Inc 12,180
9,060 Centerspace 532
28,285 Chatham Lodging Trust 347
21,833 City Office REIT, Inc 183
10,462 e Clipper Realty, Inc 67
9,586 Community Healthcare Trust, Inc 343
133,621 *,e Compass, Inc 311
61,652 Corporate Office Properties Trust 1,599
84,914 Cousins Properties, Inc 2,147
222,772 Crown Castle International Corp 30,217
11,994 e CTO Realty Growth, Inc 219
110,271 CubeSmart 4,438
66,192 *,e Cushman & Wakefield plc 825
114,160 DiamondRock Hospitality Co 935
146,213 Digital Realty Trust, Inc 14,661
136,618 Diversified Healthcare Trust 88
39,190 Douglas Elliman, Inc 160
91,371 Douglas Emmett, Inc 1,433
46,730 e Easterly Government Properties, Inc 667
21,698 EastGroup Properties, Inc 3,213
82,308 e Empire State Realty Trust, Inc 555
40,647 EPR Properties 1,533
46,900 Equinix, Inc 30,721
43,426 Equity Commonwealth 1,084
91,603 Equity Lifestyle Properties, Inc 5,918
191,041 Equity Residential 11,271
63,885 Essential Properties Realty Trust, Inc 1,499
34,070 Essex Property Trust, Inc 7,220

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,436 e eXp World Holdings Inc $ 315
69,414 Extra Space Storage, Inc 10,216
19,962 e Farmland Partners, Inc 249
39,750 Federal Realty Investment Trust 4,016
67,202 First Industrial Realty Trust, Inc 3,243
425 * Forestar Group, Inc 7
41,086 Four Corners Property Trust, Inc 1,065
72,511 Franklin Street Properties Corp 198
4,942 * FRP Holdings, Inc 266
119,848 Gaming and Leisure Properties, Inc 6,243
18,198 Getty Realty Corp 616
17,811 e Gladstone Commercial Corp 330
11,325 e Gladstone Land Corp 208
30,930 Global Medical REIT, Inc 293
44,961 Global Net Lease, Inc 565
202,313 Healthcare Realty Trust, Inc 3,899
279,927 Healthpeak Properties Inc 7,018
27,708 Hersha Hospitality Trust 236
46,362 Highwoods Properties, Inc 1,297
366,232 Host Hotels and Resorts, Inc 5,878
22,285 * Howard Hughes Corp 1,703
80,595 Hudson Pacific Properties 784
115,925 Independence Realty Trust, Inc 1,954
2,737 e Indus Realty Trust, Inc 174
34,891 Industrial Logistics Properties Trust 114
12,344 Innovative Industrial Properties, Inc 1,251
34,736 InvenTrust Properties Corp 822
307,088 Invitation Homes, Inc 9,102
146,394 Iron Mountain, Inc 7,298
38,621 iStar Inc 295
64,898 JBG SMITH Properties 1,232
23,806 * Jones Lang LaSalle, Inc 3,794
44,610 Kennedy-Wilson Holdings, Inc 702
63,758 Kilroy Realty Corp 2,466
300,353 Kimco Realty Corp 6,361
118,460 Kite Realty Group Trust 2,494
44,100 Lamar Advertising Co 4,163
144,484 Lexington Realty Trust 1,448
42,193 Life Storage, Inc 4,156
19,960 LTC Properties, Inc 709
107,859 Macerich Co 1,214
47,939 * Mack-Cali Realty Corp 764
11,498 Marcus & Millichap, Inc 396
283,531 e Medical Properties Trust, Inc 3,159
61,102 Mid-America Apartment Communities, Inc 9,592
22,628 National Health Investors, Inc 1,182
91,205 National Retail Properties, Inc 4,174
38,309 National Storage Affiliates Trust 1,384
21,654 e NETSTREIT Corp 397
81,428 Newmark Group, Inc 649
12,730 NexPoint Residential Trust, Inc 554
23,677 Office Properties Income Trust 316
129,929 e Omega Healthcare Investors, Inc 3,632
9,166 e One Liberty Properties, Inc 204
228,590 *,e Opendoor Technologies, Inc 265
29,999 Orion Office REIT, Inc 256
76,197 Outfront Media, Inc 1,263
101,864 Paramount Group, Inc 605
132,332 Park Hotels & Resorts, Inc 1,560
71,223 e Pebblebrook Hotel Trust 954
59,852 Phillips Edison & Co, Inc 1,906

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
107,460 Physicians Realty Trust $ 1,555
36,714 Piedmont Office Realty Trust, Inc 337
13,733 Plymouth Industrial REIT, Inc 263
9,072 e Postal Realty Trust, Inc 132
40,727 PotlatchDeltic Corp 1,792
470,773 Prologis, Inc 53,070
79,744 Public Storage, Inc 22,343
75,814 Rayonier, Inc 2,499
13,117 Re/Max Holdings, Inc 245
62,854 * Realogy Holdings Corp 402
317,167 Realty Income Corp 20,118
57,095 *,e Redfin Corp 242
92,769 Regency Centers Corp 5,798
63,462 Retail Opportunities Investment Corp 954
84,858 Rexford Industrial Realty, Inc 4,637
92,471 RLJ Lodging Trust 979
5,123 RMR Group, Inc 145
57,913 RPT Realty 581
29,351 Ryman Hospitality Properties 2,400
116,469 Sabra Healthcare REIT, Inc 1,448
10,477 e Safehold, Inc 300
6,451 e Saul Centers, Inc 262
55,017 SBA Communications Corp 15,422
93,168 Service Properties Trust 679
168,295 Simon Property Group, Inc 19,771
103,764 SITE Centers Corp 1,417
38,202 e SL Green Realty Corp 1,288
62,949 Spirit Realty Capital, Inc 2,514
18,561 St. Joe Co 717
84,224 STAG Industrial, Inc 2,721
126,209 STORE Capital Corp 4,046
3,112 Stratus Properties, Inc 60
73,018 Summit Hotel Properties, Inc 527
60,721 Sun Communities, Inc 8,683
117,301 e Sunstone Hotel Investors, Inc 1,133
54,135 Tanger Factory Outlet Centers, Inc 971
12,164 * Tejon Ranch Co 229
35,329 Terreno Realty Corp 2,009
162,250 UDR, Inc 6,284
20,169 UMH Properties, Inc 325
121,658 Uniti Group, Inc 673
2,401 e Universal Health Realty Income Trust 115
70,770 Urban Edge Properties 997
20,808 Urstadt Biddle Properties, Inc (Class A) 394
205,950 Ventas, Inc 9,278
477,997 VICI Properties, Inc 15,487
96,380 e Vornado Realty Trust 2,006
46,196 Washington REIT 822
234,476 Welltower, Inc 15,370
67,032 *,e WeWork, Inc 96
368,298 Weyerhaeuser Co 11,417
25,132 Whitestone REIT 242
105,687 e WP Carey, Inc 8,259
62,184 Xenia Hotels & Resorts, Inc 820
32,630 * Zillow Group, Inc (Class A) 1,018
90,080 * Zillow Group, Inc (Class C) 2,901
TOTAL REAL ESTATE 637,039
RETAILING - 5.1%
18,290 * 1-800-FLOWERS.COM, Inc (Class A) 175
18,402 Aaron's Co, Inc 220

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
23,424 * Abercrombie & Fitch Co (Class A) $ 537
36,738 Academy Sports & Outdoors, Inc 1,930
31,209 Advance Auto Parts, Inc 4,589
4,538,619 * Amazon.com, Inc 381,244
85,497 e American Eagle Outfitters, Inc 1,194
3,312 * America's Car-Mart, Inc 239
65,041 Arko Corp 563
10,565 * Asbury Automotive Group, Inc 1,894
11,989 * Autonation, Inc 1,286
9,686 * AutoZone, Inc 23,887
119,103 Bath & Body Works, Inc 5,019
27,869 *,e Bed Bath & Beyond, Inc 70
103,686 Best Buy Co, Inc 8,317
11,361 e Big 5 Sporting Goods Corp 100
20,052 e Big Lots, Inc 295
15,681 * Boot Barn Holdings, Inc 980
14,004 Buckle, Inc 635
7,271 * Build-A-Bear Workshop, Inc 173
36,184 * Burlington Stores, Inc 7,337
20,111 Caleres, Inc 448
22,123 Camping World Holdings, Inc 494
85,911 * CarMax, Inc 5,231
19,398 * CarParts.com, Inc 121
12,003 Cato Corp (Class A) 112
66,517 * Chico's FAS, Inc 327
7,673 *,e Children's Place, Inc 279
6,121 * Citi Trends, Inc 162
13,169 *,e Conn's, Inc 91
11,400 * Container Store Group, Inc 49
291,707 *,e ContextLogic, Inc 142
32,814 Designer Brands, Inc 321
30,615 * Destination XL Group, Inc 207
28,635 Dick's Sporting Goods, Inc 3,445
1,003 e Dillard's, Inc (Class A) 324
115,572 Dollar General Corp 28,460
109,618 * Dollar Tree, Inc 15,504
128,912 * DoorDash, Inc 6,293
7,236 *,e Duluth Holdings, Inc 45
273,278 eBay, Inc 11,333
66,094 * Etsy, Inc 7,917
34,837 *,e EVgo, Inc 156
30,809 * Five Below, Inc 5,449
55,907 * Floor & Decor Holdings, Inc 3,893
33,391 Foot Locker, Inc 1,262
11,421 e Franchise Group, Inc 272
10,965 *,e Funko, Inc 120
138,452 *,e GameStop Corp (Class A) 2,556
81,317 Gap, Inc 917
7,998 * Genesco, Inc 368
70,631 Genuine Parts Co 12,255
4,523 Group 1 Automotive, Inc 816
12,244 *,e Groupon, Inc 105
29,518 *,e GrowGeneration Corp 116
21,962 e Guess?, Inc 454
9,098 e Haverty Furniture Cos, Inc 272
9,181 Hibbett Sports, Inc 626
526,897 Home Depot, Inc 166,426
65,995 Kohl's Corp 1,666
9,431 * Lands' End, Inc 72
59,869 *,e Leslie's, Inc 731
19,090 * Liquidity Services, Inc 268

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
13,553 Lithia Motors, Inc (Class A) $ 2,775
121,330 LKQ Corp 6,480
318,635 Lowe's Companies, Inc 63,485
19,294 * Lumber Liquidators, Inc 108
136,925 Macy's, Inc 2,828
11,739 * MarineMax, Inc 366
18,107 Monro Muffler, Inc 818
8,996 Murphy USA, Inc 2,515
47,869 * National Vision Holdings, Inc 1,855
24,457 e Nordstrom, Inc 395
18,624 * ODP Corp 848
35,834 * Ollie's Bargain Outlet Holdings, Inc 1,678
5,690 *,e OneWater Marine, Inc 163
31,919 * O'Reilly Automotive, Inc 26,941
24,586 * Overstock.com, Inc 476
13,329 Penske Auto Group, Inc 1,532
40,988 *,e Petco Health & Wellness Co, Inc 389
14,105 e PetMed Express, Inc 250
20,231 Pool Corp 6,116
23,560 * Poshmark, Inc 421
53,361 * Quotient Technology, Inc 183
130,909 * Qurate Retail Group, Inc QVC Group 213
27,217 Rent-A-Center, Inc 614
19,596 *,e Revolve Group, Inc 436
9,426 *,e RH 2,519
169,891 Ross Stores, Inc 19,719
66,571 * Sally Beauty Holdings, Inc 833
4,712 Shoe Carnival, Inc 113
13,499 Shutterstock, Inc 712
20,162 Signet Jewelers Ltd 1,371
13,058 * Sleep Number Corp 339
11,945 e Sonic Automotive, Inc (Class A) 589
19,952 * Sportsman's Warehouse Holdings, Inc 188
32,244 *,e Stitch Fix Inc 100
236,488 Target Corp 35,246
30,109 *,e ThredUp, Inc 39
6,790 * Tilly's, Inc 61
588,622 TJX Companies, Inc 46,854
57,697 Tractor Supply Co 12,980
6,470 * TravelCenters of America, Inc 290
25,507 * Ulta Beauty, Inc 11,965
13,265 * Urban Outfitters, Inc 316
41,105 *,e Victoria's Secret & Co 1,471
12,686 *,e Vivid Seats, Inc 93
62,669 *,e Volta, Inc 22
42,783 * Warby Parker, Inc 577
41,399 *,e Wayfair, Inc 1,362
32,140 Williams-Sonoma, Inc 3,694
1,945 Winmark Corp 459
17,318 *,e Xometry, Inc 558
11,661 *,e Zumiez, Inc 254
TOTAL RETAILING 985,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
24,578 * ACM Research, Inc 189
827,551 * Advanced Micro Devices, Inc 53,600
26,133 * Allegro MicroSystems, Inc 785
15,539 * Alpha & Omega Semiconductor Ltd 444
19,074 * Ambarella, Inc 1,568
55,705 Amkor Technology, Inc 1,336
259,509 Analog Devices, Inc 42,567

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
439,991 Applied Materials, Inc $ 42,846
10,142 *,e Atomera, Inc 63
20,849 * Axcelis Technologies, Inc 1,655
26,991 * AXT, Inc 118
200,896 Broadcom, Inc 112,327
15,710 * Ceva, Inc 402
26,804 * Cirrus Logic, Inc 1,996
67,503 * Coherent Corp 2,369
26,675 * Cohu, Inc 855
12,042 *,e Credo Technology Group Holding Ltd 160
23,788 * Diodes, Inc 1,811
66,786 * Enphase Energy, Inc 17,696
72,011 Entegris, Inc 4,723
51,096 * First Solar, Inc 7,654
42,439 * Formfactor, Inc 943
32,223 *,e GLOBALFOUNDRIES, Inc 1,737
15,133 *,e Ichor Holdings Ltd 406
13,074 * Impinj, Inc 1,427
51,148 *,e indie Semiconductor, Inc 298
2,090,656 Intel Corp 55,256
71,218 KLA Corp 26,851
26,815 Kulicke & Soffa Industries, Inc 1,187
69,731 Lam Research Corp 29,308
75,431 * Lattice Semiconductor Corp 4,894
29,103 * MACOM Technology Solutions Holdings, Inc 1,833
436,898 Marvell Technology, Inc 16,183
38,172 * MaxLinear, Inc 1,296
268,931 Microchip Technology, Inc 18,892
553,252 Micron Technology, Inc 27,652
26,862 MKS Instruments, Inc 2,276
23,066 Monolithic Power Systems, Inc 8,156
26,573 * Nanometrics, Inc 1,809
1,229,709 NVIDIA Corp 179,710
220,276 * ON Semiconductor Corp 13,739
20,605 * PDF Solutions, Inc 588
10,799 * Photronics, Inc 182
33,225 Power Integrations, Inc 2,383
52,571 * Qorvo, Inc 4,765
571,998 QUALCOMM, Inc 62,885
44,756 * Rambus, Inc 1,603
35,296 * Semtech Corp 1,013
18,610 * Silicon Laboratories, Inc 2,525
7,023 * SiTime Corp 714
80,978 Skyworks Solutions, Inc 7,380
15,494 * SMART Global Holdings, Inc 231
42,585 *,e SunPower Corp 768
19,257 * Synaptics, Inc 1,832
81,009 Teradyne, Inc 7,076
460,832 Texas Instruments, Inc 76,139
23,500 * Ultra Clean Holdings 779
24,314 Universal Display Corp 2,627
34,384 *,e Veeco Instruments, Inc 639
62,345 * Wolfspeed, Inc 4,304
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 867,450
SOFTWARE & SERVICES - 12.8%
65,506 *,e 8x8, Inc 283
32,215 A10 Networks, Inc 536
323,217 Accenture plc 86,247
68,208 * ACI Worldwide, Inc 1,569

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
57,275 Adeia, Inc $ 543
236,471 * Adobe, Inc 79,580
150,477 *,e Affirm Holdings, Inc 1,455
11,056 * Agilysys, Inc 875
75,911 * Akamai Technologies, Inc 6,399
26,945 * Alarm.com Holdings, Inc 1,333
15,192 *,e Alkami Technology, Inc 222
24,769 * Altair Engineering, Inc 1,126
32,290 * Alteryx, Inc 1,636
59,006 Amdocs Ltd 5,364
15,720 American Software, Inc (Class A) 231
28,669 *,e Amplitude, Inc 346
45,731 * Ansys, Inc 11,048
9,509 * Appfolio, Inc 1,002
20,140 * Appian Corp 656
116,026 *,e AppLovin Corp 1,222
40,356 *,e Asana, Inc 556
14,242 * Aspen Technology, Inc 2,925
70,590 * Atlassian Corp 9,084
112,313 * Autodesk, Inc 20,988
212,833 Automatic Data Processing, Inc 50,837
66,029 *,e AvePoint, Inc 271
75,147 * AvidXchange Holdings, Inc 747
11,374 * Benefitfocus, Inc 119
86,956 Bentley Systems, Inc 3,214
24,476 * BigCommerce Holdings, Inc 214
49,304 * Bill.Com Holdings, Inc 5,372
82,754 * Black Knight, Inc 5,110
26,411 * Blackbaud, Inc 1,555
29,853 * Blackline, Inc 2,008
94,859 * Blend Labs, Inc 137
267,045 * Block, Inc 16,781
66,925 * Box, Inc 2,083
27,328 Bread Financial Holdings, Inc 1,029
20,694 * Brightcove, Inc 108
57,307 Broadridge Financial Solutions, Inc 7,687
42,696 * C3.ai, Inc 478
137,612 * Cadence Design Systems, Inc 22,106
31,787 * Cantaloupe, Inc 138
10,596 Cass Information Systems, Inc 485
87,215 * CCC Intelligent Solutions Holdings, Inc 759
23,399 * Cerberus Cyber Sentinel Corp 60
22,039 * Cerence Inc 408
66,788 * Ceridian HCM Holding, Inc 4,284
17,869 *,e Cleanspark, Inc 36
31,897 e Clear Secure, Inc 875
144,134 * Cloudflare, Inc 6,516
261,232 Cognizant Technology Solutions Corp (Class A) 14,940
20,876 * Commvault Systems, Inc 1,312
21,043 Concentrix Corp 2,802
91,431 * Conduent, Inc 370
64,060 * Confluent, Inc 1,425
7,805 * Consensus Cloud Solutions, Inc 420
13,583 *,e Couchbase, Inc 180
40,201 * Coupa Software, Inc 3,183
108,468 * Crowdstrike Holdings, Inc 11,421
6,968 * CS Disco, Inc 44
17,763 CSG Systems International, Inc 1,016
43,093 * Cvent Holding Corp 233
21,825 *,e Cyxtera Technologies, Inc 42
133,433 * Datadog, Inc 9,807

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
7,264 *,e Digimarc Corp $ 134
46,104 * Digital Turbine, Inc 703
39,126 *,e DigitalOcean Holdings, Inc 997
103,146 * DocuSign, Inc 5,716
35,265 Dolby Laboratories, Inc (Class A) 2,488
15,039 * Domo, Inc 214
35,232 * DoubleVerify Holdings, Inc 774
118,133 * Dropbox, Inc 2,644
40,815 * Duck Creek Technologies, Inc 492
115,855 * DXC Technology Co 3,070
106,722 * Dynatrace, Inc 4,087
87,429 *,e E2open Parent Holdings, Inc 513
17,480 e Ebix, Inc 349
10,699 * eGain Corp 97
37,517 * Elastic NV 1,932
13,046 *,e Enfusion, Inc 126
17,890 * EngageSmart, Inc 315
30,234 * Envestnet, Inc 1,865
27,283 * EPAM Systems, Inc 8,942
27,813 * Euronet Worldwide, Inc 2,625
21,053 * Everbridge, Inc 623
12,378 *,e EverCommerce, Inc 92
31,074 EVERTEC, Inc 1,006
8,207 * Evo Payments, Inc 278
17,218 * ExlService Holdings, Inc 2,917
12,846 * Fair Isaac Corp 7,689
58,075 *,e Fastly, Inc 476
304,033 Fidelity National Information Services, Inc 20,629
299,079 * Fiserv, Inc 30,228
37,675 * Five9, Inc 2,557
36,005 * FleetCor Technologies, Inc 6,613
33,603 * Flywire Corp 822
15,452 *,e ForgeRock, Inc 352
332,686 * Fortinet, Inc 16,265
39,260 * Gartner, Inc 13,197
81,103 Genpact Ltd 3,757
135,154 Global Payments, Inc 13,423
21,651 * Globant S.A. 3,641
81,487 * GoDaddy, Inc 6,097
15,258 * Grid Dynamics Holdings, Inc 171
46,084 * Guidewire Software, Inc 2,883
17,956 Hackett Group, Inc 366
24,272 * HubSpot, Inc 7,018
9,245 * I3 Verticals, Inc 225
17,943 * Informatica, Inc 292
18,219 Information Services Group, Inc 84
8,870 * Instructure Holdings, Inc 208
18,324 InterDigital, Inc 907
458,868 International Business Machines Corp 64,650
13,645 * International Money Express Inc 333
141,252 Intuit, Inc 54,978
37,546 Jack Henry & Associates, Inc 6,592
29,050 * Jamf Holding Corp 619
37,345 * KnowBe4, Inc 925
95,867 * Kyndryl Holdings, Inc 1,066
50,961 *,e Limelight Networks, Inc 58
34,967 * Liveperson, Inc 355
35,615 * LiveRamp Holdings, Inc 835
32,654 * Manhattan Associates, Inc 3,964
52,095 *,e Marathon Digital Holdings, Inc 178
222,577 * Marqeta, Inc 1,360

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
433,395 Mastercard, Inc (Class A) $ 150,704
112,247 *,e Matterport, Inc 314
31,583 MAXIMUS, Inc 2,316
11,893 *,e MeridianLink, Inc 163
3,818,004 Microsoft Corp 915,634
4,156 *,e MicroStrategy, Inc (Class A) 588
22,456 * Mitek Systems, Inc 218
14,483 * Model N, Inc 587
35,218 * MoneyGram International, Inc 384
33,619 * MongoDB, Inc 6,618
19,169 * N-Able, Inc 197
25,933 * nCino OpCo, Inc 686
68,992 * NCR Corp 1,615
30,028 * New Relic, Inc 1,695
283,454 NortonLifelock, Inc 6,074
105,783 * Nutanix, Inc 2,756
76,550 * Okta, Inc 5,231
46,103 *,e Olo, Inc 288
4,837 * ON24, Inc 42
21,489 * OneSpan, Inc 240
776,958 Oracle Corp 63,509
41,005 * Pagerduty, Inc 1,089
933,059 * Palantir Technologies, Inc 5,990
149,946 * Palo Alto Networks, Inc 20,923
44,842 * Paya Holdings, Inc 353
164,950 Paychex, Inc 19,062
26,407 * Paycom Software, Inc 8,194
11,105 * Paycor HCM, Inc 272
20,584 * Paylocity Holding Corp 3,999
110,964 * Payoneer Global, Inc 607
584,785 * PayPal Holdings, Inc 41,648
18,818 *,e Paysafe Ltd 261
22,404 Pegasystems, Inc 767
17,663 * Perficient, Inc 1,233
8,474 PFSweb, Inc 52
31,944 * Procore Technologies, Inc 1,507
23,997 Progress Software Corp 1,211
19,034 * PROS Holdings, Inc 462
52,897 * PTC, Inc 6,350
29,530 * Q2 Holdings, Inc 793
18,605 * Qualys, Inc 2,088
19,217 *,e Rackspace Technology, Inc 57
31,056 * Rapid7, Inc 1,055
43,126 * Remitly Global, Inc 494
42,004 * Repay Holdings Corp 338
24,959 * Rimini Street, Inc 95
44,149 * RingCentral, Inc 1,563
38,880 *,e Riot Blockchain, Inc 132
53,965 Roper Technologies, Inc 23,318
186,641 * Sabre Corp 1,153
492,111 * Salesforce, Inc 65,249
15,268 e Sapiens International Corp NV 282
4,599 * SecureWorks Corp 29
88,419 * SentinelOne, Inc 1,290
103,386 * ServiceNow, Inc 40,142
23,585 * Shift4 Payments, Inc 1,319
4,906 * ShotSpotter, Inc 166
66,115 * Smartsheet, Inc 2,602
157,505 * Snowflake, Inc 22,608
19,169 * SolarWinds Corp 179
85,374 * Splunk, Inc 7,350

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
24,107 * Sprout Social, Inc $ 1,361
19,690 * SPS Commerce, Inc 2,529
16,060 * Squarespace, Inc 356
111,085 SS&C Technologies Holdings, Inc 5,783
120,616 * StoneCo Ltd 1,139
44,512 * Sumo Logic, Inc 361
70,963 * SVMK, Inc 497
77,041 * Synopsys, Inc 24,598
21,512 * Telos Corp 109
49,510 * Tenable Holdings, Inc 1,889
51,680 * Teradata Corp 1,740
116,597 *,e Toast, Inc 2,102
226,382 * Trade Desk, Inc 10,149
10,054 TTEC Holdings, Inc 444
6,516 *,e Tucows, Inc 221
22,872 * Turing Holding Corp 233
85,658 * Twilio, Inc 4,194
21,091 * Tyler Technologies, Inc 6,800
192,445 * UiPath, Inc 2,446
38,674 * Unisys Corp 198
107,430 * Unity Software, Inc 3,071
15,606 * Upland Software, Inc 111
24,261 *,e UserTesting, Inc 182
56,469 * Varonis Systems, Inc 1,352
35,164 * Verint Systems, Inc 1,276
46,419 * VeriSign, Inc 9,536
13,662 *,e Veritone, Inc 72
63,620 * Verra Mobility Corp 880
6,012 * Viant Technology, Inc 24
838,459 Visa, Inc (Class A) 174,198
103,551 * VMware, Inc (Class A) 12,712
198,450 Western Union Co 2,733
20,819 * WEX, Inc 3,407
29,289 * Wix.com Ltd 2,250
36,785 * WM Technology, Inc 37
100,015 * Workday, Inc 16,735
22,930 * Workiva, Inc 1,925
55,032 * Yext, Inc 359
55,743 * Zeta Global Holdings Corp 455
130,278 * Zoom Video Communications, Inc 8,825
41,021 * Zscaler, Inc 4,590
55,037 * Zuora Inc 350
TOTAL SOFTWARE & SERVICES 2,491,020
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
66,252 * 3D Systems Corp 490
6,963 *,e 908 Devices, Inc 53
35,649 ADTRAN Holdings, Inc 670
20,999 Advanced Energy Industries, Inc 1,801
41,314 *,e Aeva Technologies, Inc 56
18,515 *,e Akoustis Technologies, Inc 52
294,062 Amphenol Corp (Class A) 22,390
7,669,597 Apple, Inc 996,511
123,543 * Arista Networks, Inc 14,992
47,303 * Arlo Technologies, Inc 166
28,727 * Arrow Electronics, Inc 3,004
5,662 * Aviat Networks, Inc 177
24,161 * Avid Technology, Inc 642
46,118 Avnet, Inc 1,918
15,939 Badger Meter, Inc 1,738
24,142 Belden CDT, Inc 1,736

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
19,531 Benchmark Electronics, Inc $ 521
28,887 * Calix, Inc 1,977
4,889 * Cambium Networks Corp 106
9,824 * Casa Systems, Inc 27
66,275 CDW Corp 11,835
79,273 * Ciena Corp 4,041
2,089,400 Cisco Systems, Inc 99,539
8,964 * Clearfield, Inc 844
93,925 Cognex Corp 4,425
115,638 * CommScope Holding Co, Inc 850
16,237 Comtech Telecommunications Corp 197
381,511 Corning, Inc 12,185
8,680 * Corsair Gaming, Inc 118
17,421 CTS Corp 687
127,201 Dell Technologies, Inc 5,116
18,652 *,e Digi International, Inc 682
9,167 * DZS, Inc 116
24,605 *,e Eastman Kodak Co 75
18,556 * ePlus, Inc 822
43,075 * Evolv Technologies Holdings, Inc 112
79,396 * Extreme Networks, Inc 1,454
30,171 * F5 Networks, Inc 4,330
20,485 * Fabrinet 2,627
9,925 * FARO Technologies, Inc 292
9,076 *,e Focus Universal, Inc 58
58,321 * Harmonic, Inc 764
670,009 Hewlett Packard Enterprise Co 10,693
502,632 HP, Inc 13,506
11,473 * Identiv, Inc 83
103,799 *,e Infinera Corp 700
40,550 *,e Inseego Corp 34
14,981 * Insight Enterprises, Inc 1,502
60,908 *,e IonQ, Inc 210
19,271 * IPG Photonics Corp 1,824
24,355 * Itron, Inc 1,234
59,846 Jabil Inc 4,081
163,210 Juniper Networks, Inc 5,216
89,572 * Keysight Technologies, Inc 15,323
21,162 * Kimball Electronics, Inc 478
28,141 * Knowles Corp 462
57,291 *,e Lightwave Logic, Inc 247
13,151 Littelfuse, Inc 2,896
36,595 * Lumentum Holdings, Inc 1,909
20,833 Methode Electronics, Inc 924
86,400 *,e Microvision, Inc 203
70,213 *,e Mirion Technologies, Inc 464
82,239 Motorola Solutions, Inc 21,194
15,874 * Napco Security Technologies, Inc 436
72,088 National Instruments Corp 2,660
113,799 NetApp, Inc 6,835
16,454 * Netgear, Inc 298
43,446 * Netscout Systems, Inc 1,412
20,535 * nLight, Inc 208
18,332 * Novanta, Inc 2,491
17,528 *,e Ondas Holdings, Inc 28
9,244 * OSI Systems, Inc 735
15,844 *,e Ouster, Inc 14
12,941 *,e PAR Technology Corp 337
8,216 PC Connection, Inc 385
17,083 * Plexus Corp 1,758
145,102 * Pure Storage, Inc 3,883

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
37,508 * Ribbon Communications, Inc $ 105
8,376 * Rogers Corp 1,000
36,299 * Sanmina Corp 2,080
17,777 * Scansource, Inc 519
61,017 *,e SmartRent, Inc 148
26,460 * Super Micro Computer, Inc 2,172
19,067 SYNNEX Corp 1,806
24,117 * Teledyne Technologies, Inc 9,645
129,908 * Trimble Inc 6,568
51,948 * TTM Technologies, Inc 783
8,166 * Turtle Beach Corp 59
1,436 e Ubiquiti, Inc 393
38,579 *,e Velodyne Lidar, Inc 29
34,027 * Viasat, Inc 1,077
136,006 * Viavi Solutions, Inc 1,429
52,971 Vishay Intertechnology, Inc 1,143
9,508 * Vishay Precision Group, Inc 367
92,880 Vontier Corp 1,795
155,579 * Western Digital Corp 4,909
58,625 Xerox Holdings Corp 856
22,910 * Xperi, Inc 197
27,748 * Zebra Technologies Corp (Class A) 7,115
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,349,054
TELECOMMUNICATION SERVICES - 1.1%
7,472 * Anterix, Inc 240
3,661,815 AT&T, Inc 67,414
7,918 ATN International, Inc 359
12,460 * Bandwidth Inc 286
55,430 *,e Charge Enterprises, Inc 69
25,280 Cogent Communications Group, Inc 1,443
48,355 * Consolidated Communications Holdings, Inc 173
69,755 DigitalBridge Group, Inc 763
22,558 * EchoStar Corp (Class A) 376
126,319 * Frontier Communications Parent, Inc 3,219
331,269 *,e Globalstar, Inc 440
13,459 * Gogo, Inc 199
11,096 * IDT Corp (Class B) 312
60,764 * Iridium Communications, Inc 3,123
29,453 * Liberty Latin America Ltd (Class A) 222
84,348 * Liberty Latin America Ltd (Class C) 641
529,866 Lumen Technologies, Inc 2,766
13,047 * Ooma, Inc 178
23,995 * Radius Global Infrastructure, Inc 284
26,373 Shenandoah Telecom Co 419
55,138 Telephone & Data Systems, Inc 578
306,308 * T-Mobile US, Inc 42,883
9,529 * US Cellular Corp 199
2,156,068 Verizon Communications, Inc 84,949
TOTAL TELECOMMUNICATION SERVICES 211,535
TRANSPORTATION - 1.8%
37,928 * Air Transport Services Group, Inc 985
60,779 * Alaska Air Group, Inc 2,610
8,270 * Allegiant Travel Co 562
38,763 AMERCO 2,131
4,307 Amerco, Inc 259
347,869 * American Airlines Group, Inc 4,425
13,812 ArcBest Corp 967
9,879 *,e Atlas Air Worldwide Holdings, Inc 996
11,589 * Avis Budget Group, Inc 1,900

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,768 *,e Blade Air Mobility, Inc $ 103
62,417 CH Robinson Worldwide, Inc 5,715
11,515 * Copa Holdings S.A. (Class A) 958
23,634 Costamare, Inc 219
8,672 Covenant Transportation Group, Inc 300
1,059,536 CSX Corp 32,824
14,173 * Daseke, Inc 81
316,616 * Delta Air Lines, Inc 10,404
4,116 e Eagle Bulk Shipping, Inc 206
79,798 Expeditors International of Washington, Inc 8,293
121,217 FedEx Corp 20,995
14,836 Forward Air Corp 1,556
18,987 * Frontier Group Holdings, Inc 195
17,525 Genco Shipping & Trading Ltd 269
62,934 Golden Ocean Group Ltd 547
50,638 * GXO Logistics, Inc 2,162
27,588 * Hawaiian Holdings, Inc 283
26,012 Heartland Express, Inc 399
104,128 * Hertz Global Holdings, Inc 1,602
18,067 * Hub Group, Inc (Class A) 1,436
43,796 JB Hunt Transport Services, Inc 7,636
173,855 * JetBlue Airways Corp 1,127
128,773 *,e Joby Aviation, Inc 431
32,726 * Kirby Corp 2,106
79,606 Knight-Swift Transportation Holdings, Inc 4,172
20,412 Landstar System, Inc 3,325
154,071 * Lyft, Inc (Class A) 1,698
34,852 Marten Transport Ltd 689
11,759 Matson, Inc 735
118,699 Norfolk Southern Corp 29,250
50,477 Old Dominion Freight Line 14,324
29,335 * Radiant Logistics, Inc 149
52,508 * RXO, Inc 903
17,915 Ryder System, Inc 1,497
33,371 Safe Bulkers, Inc 97
13,620 * Saia, Inc 2,856
22,723 Schneider National, Inc 532
28,022 * Skywest, Inc 463
299,691 * Southwest Airlines Co 10,091
50,261 Spirit Airlines, Inc 979
9,455 * Sun Country Airlines Holdings, Inc 150
71,175 * TuSimple Holdings, Inc 117
975,524 * Uber Technologies, Inc 24,125
315,338 Union Pacific Corp 65,297
151,271 * United Airlines Holdings Inc 5,703
376,065 United Parcel Service, Inc (Class B) 65,375
6,297 Universal Logistics Holdings Inc 211
36,247 Werner Enterprises, Inc 1,459
81,596 * Wheels Up Experience, Inc 84
52,508 * XPO Logistics, Inc 1,748
TOTAL TRANSPORTATION 350,711
UTILITIES - 3.0%
344,146 AES Corp 9,898
29,387 Allete, Inc 1,896
129,301 Alliant Energy Corp 7,139
21,469 * Altus Power, Inc 140
128,677 Ameren Corp 11,442
264,131 American Electric Power Co, Inc 25,079
20,132 American States Water Co 1,863
91,368 American Water Works Co, Inc 13,926

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,909 Artesian Resources Corp $ 288
69,836 Atmos Energy Corp 7,826
36,552 e Avangrid, Inc 1,571
33,562 e Avista Corp 1,488
34,402 Black Hills Corp 2,420
44,523 e Brookfield Infrastructure Corp 1,732
72,027 Brookfield Renewable Corp 1,984
27,522 California Water Service Group 1,669
325,046 Centerpoint Energy, Inc 9,748
9,405 Chesapeake Utilities Corp 1,111
10,556 Clearway Energy, Inc (Class A) 316
47,061 Clearway Energy, Inc (Class C) 1,500
148,205 CMS Energy Corp 9,386
182,270 Consolidated Edison, Inc 17,372
164,317 Constellation Energy Corp 14,166
427,454 Dominion Energy, Inc 26,211
98,822 DTE Energy Co 11,614
391,762 Duke Energy Corp 40,348
195,908 Edison International 12,464
106,399 Entergy Corp 11,970
120,688 Essential Utilities Inc 5,760
112,667 Evergy, Inc 7,090
177,794 Eversource Energy 14,906
505,635 Exelon Corp 21,859
276,167 FirstEnergy Corp 11,582
6,410 Global Water Resources, Inc 85
56,097 Hawaiian Electric Industries, Inc 2,348
23,041 Idacorp, Inc 2,485
15,195 MGE Energy, Inc 1,070
11,759 Middlesex Water Co 925
33,009 *,e Montauk Renewables, Inc 364
44,613 National Fuel Gas Co 2,824
52,723 New Jersey Resources Corp 2,616
1,011,874 NextEra Energy, Inc 84,593
209,437 NiSource, Inc 5,743
14,483 Northwest Natural Holding Co 689
27,636 NorthWestern Corp 1,640
114,095 NRG Energy, Inc 3,630
96,380 OGE Energy Corp 3,812
27,567 e ONE Gas, Inc 2,087
24,734 e Ormat Technologies, Inc 2,139
16,819 e Otter Tail Corp 987
844,040 *,b PG&E Corp 13,724
55,268 Pinnacle West Capital Corp 4,203
31,492 PNM Resources, Inc 1,536
40,332 e Portland General Electric Co 1,976
376,450 PPL Corp 11,000
256,899 Public Service Enterprise Group, Inc 15,740
11,616 * Pure Cycle Corp 122
162,307 Sempra Energy 25,083
12,005 SJW Corp 975
58,642 South Jersey Industries, Inc 2,084
557,909 Southern Co 39,840
31,668 Southwest Gas Holdings Inc 1,960
21,354 Spire, Inc 1,470
46,961 *,e Sunnova Energy International, Inc 846
105,006 UGI Corp 3,893
10,272 Unitil Corp 528
7,544 e Via Renewables, Inc 38
194,785 Vistra Energy Corp 4,519
159,399 WEC Energy Group, Inc 14,945

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
280,885 Xcel Energy, Inc $ 19,693
9,006 York Water Co 405
TOTAL UTILITIES 590,381
TOTAL COMMON STOCKS 19,256,724
(Cost $7,744,875)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0.0%
5,912 e PLBY Group, Inc 0
TOTAL CONSUMER DURABLES & APPAREL 0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917 † Chinook Therapeutics, Inc 0
6,981 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 3,525,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/09/23 3,522
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/18/23 9,982
9,725,000 FHLB 0 .000 02/10/23 9,679
5,000,000 Tennessee Valley Authority (TVA) 0 .000 01/11/23 4,995
TOTAL GOVERNMENT AGENCY DEBT 28,178
REPURCHASE AGREEMENT - 0.5%
95,965,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 95,965
TOTAL REPURCHASE AGREEMENT 95,965
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
141,107,586 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340 141,108
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 141,108
TOTAL SHORT-TERM INVESTMENTS 265,251
(Cost $265,250)
TOTAL INVESTMENTS - 100.7% 19,521,975
(Cost $8,010,125)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (133,694)
NET ASSETS - 100.0% $19,388,281
REIT Real Estate Investment Trust

Portfolio of investments
CREF Equity Index Account December 31, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $170,403,798.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $95,965,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 1.375%–3.125% and maturity dates 10/31/28–11/15/28, valued at $97,884,336.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 594 03/17/23  $ 114,846 $ 114,672 $ (174)

CREF Core Bond Account December 31, 2022
Portfolio of investments

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.5%
AUTOMOBILES & COMPONENTS - 0.0%
$ 590,124 i Adient US LLC LIBOR 12 M + 3.250% 7 .634% 04/10/28 $ 585
618,326 i Clarios Global LP LIBOR 12 M + 3.250% 7 .634 04/30/26 608
1,450,936 i Gates Global LLC LIBOR 12 M + 2.500% 6 .884 03/31/27 1,423
TOTAL AUTOMOBILES & COMPONENTS 2,616
CAPITAL GOODS - 0.0%
174,057 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 6 .103 01/15/25 174
219,375 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 5 .853 02/12/27 217
583,580 i Beacon Roofing Supply, Inc LIBOR 12 M + 2.250% 6 .634 05/19/28 579
349,509 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 7 .568 04/12/28 315
1,062,058 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 05/30/25 1,052
TOTAL CAPITAL GOODS 2,337
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
467,129 i AECOM LIBOR 12 M + 1.750% 6 .134 04/13/28 467
1,155,129 i GFL Environmental, Inc LIBOR 4 M + 3.000% 7 .415 05/30/25 1,157
1,819,722 i Prime Security Services Borrower LLC LIBOR 4 M + 2.750% 6 .505 09/23/26 1,806
552,563 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .765 03/04/28 469
2,775,340 i Trans Union LLC LIBOR 12 M + 2.250% 6 .634 12/01/28 2,753
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,652
CONSUMER DURABLES & APPAREL - 0.0%
280,455 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 6 .134 04/25/25 275
TOTAL CONSUMER DURABLES & APPAREL 275
CONSUMER SERVICES - 0.1%
434,715 i 1011778 BC ULC LIBOR 4 M + 1.750% 6 .165 11/19/26 428
863,663 i Carnival Corp LIBOR 12 M + 3.250% 7 .634 10/18/28 811
358,588 i IRB Holding Corp SOFR 12M + 3.000% 7 .317 12/15/27 348
944,462 i KFC Holding Co LIBOR 12 M + 1.750% 6 .089 03/15/28 934
1,551,464 i Sophia LP LIBOR 4 M + 3.500% 8 .230 10/07/27 1,501
1,441,700 i Stars Group Holdings BV LIBOR 4 M + 2.250% 6 .980 07/21/26 1,424
TOTAL CONSUMER SERVICES 5,446
DIVERSIFIED FINANCIALS - 0.0%
620,383 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 6 .634 03/24/25 594
1,269,896 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 7 .634 02/05/26 1,258
TOTAL DIVERSIFIED FINANCIALS 1,852
ENERGY - 0.0%
1,419,980 i Buckeye Partners LP LIBOR 12 M + 2.250% 6 .634 11/01/26 1,414
128,567 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .438 06/26/28 129
TOTAL ENERGY 1,543
FOOD, BEVERAGE & TOBACCO - 0.0%
428,309 i Chobani LLC LIBOR 12 M + 3.500% 7 .884 10/25/27 422
579,825 i Hostess Brands LLC LIBOR 4 M + 2.250% 6 .665 08/03/25 579
TOTAL FOOD, BEVERAGE & TOBACCO 1,001
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,587,991 i Da Vinci Purchaser Corp LIBOR 12 M + 4.000% 8 .384 01/08/27 1,450
705,924 i DaVita, Inc LIBOR 12 M + 1.750% 6 .134 08/12/26 689
300,449 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .384 11/15/27 291
1,468,842 i RegionalCare Hospital Partners Holdings, Inc LIBOR 4 M + 3.750% 8 .165 11/16/25 1,388
2,131,100 i Select Medical Corp LIBOR 12 M + 2.500% 6 .890 03/06/25 2,095
4,803 i Team Health Holdings, Inc SOFR 12M + 5.250% 9 .573 03/02/27 4
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,917

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$ 425,819 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 7 .634% 10/30/27 $ 362
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 362
INSURANCE - 0.0%
1,419,701 i NFP Corp LIBOR 12 M + 3.250% 7 .634 02/15/27 1,361
TOTAL INSURANCE 1,361
MATERIALS - 0.0%
1,248,986 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .134 09/07/27 1,249
926,908 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .024 07/01/26 921
262,182 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 7 .230 03/02/26 260
437,596 i PolyOne Corp SOFR 4M + 3.060% 7 .154 01/30/26 437
297,951 i Reynolds Consumer Products LLC LIBOR 12 M + 1.750% 6 .134 02/04/27 296
TOTAL MATERIALS 3,163
MEDIA & ENTERTAINMENT - 0.1%
1,184,817 i Alliance Laundry Systems LLC LIBOR 4 M + 3.500% 7 .409 10/08/27 1,163
243,508 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .230 11/24/27 229
303,788 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .568 11/30/27 291
1,412,699 i Charter Communications Operating LLC LIBOR 12 M + 1.750% 6 .140 02/01/27 1,382
701,033 i CNT Holdings I Corp SOFR 4M + 3.500% 7 .239 11/08/27 680
513,787 i CSC Holdings LLC LIBOR 12 M + 2.500% 6 .818 04/15/27 460
141,729 i Diamond Sports Group LLC SOFR 12M + 8.000% 12 .317 05/25/26 135
970,113 †,i Diamond Sports Group LLC SOFR 12M + 3.250% 7 .567 08/24/26 116
906,535 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .384 08/02/27 885
579,083 i Mozart Borrower LP LIBOR 12 M + 3.250% 7 .634 10/23/28 551
492,494 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .380 02/15/28 310
8,945 i Radiate Holdco LLC LIBOR 12 M + 3.250% 7 .634 09/25/26 7
594,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 7 .993 10/20/27 607
1,276,672 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6 .871 07/30/27 1,232
1,642,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 6 .818 01/31/28 1,618
TOTAL MEDIA & ENTERTAINMENT 9,666
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
496,124 i Avantor, Inc LIBOR 12 M + 2.250% 6 .634 11/06/27 495
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 495
REAL ESTATE - 0.0%
981,348 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .134 08/21/25 961
TOTAL REAL ESTATE 961
RETAILING - 0.0%
537,131 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6 .580 11/02/27 531
TOTAL RETAILING 531
SOFTWARE & SERVICES - 0.1%
282,170 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .384 10/30/26 278
640,257 i Camelot US Acquisition LIBOR 12 M + 3.000% 7 .384 10/30/26 631
481,432 i Hyland Software, Inc LIBOR 12 M + 3.500% 7 .884 07/01/24 476
1,927,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .423 09/12/29 1,899
706,773 i Rocket Software, Inc LIBOR 12 M + 4.250% 8 .634 11/28/25 681
1,165,800 i UKG, Inc LIBOR 1 M + 3.250% 3 .250 05/04/26 1,112
TOTAL SOFTWARE & SERVICES 5,077
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
551,472 i TTM Technologies, Inc LIBOR 3 M + 2.500% 2 .500 09/28/24 553
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 553

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TELECOMMUNICATION SERVICES - 0.0%
$ 455,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .384% 03/09/27 $ 371
TOTAL TELECOMMUNICATION SERVICES 371
TRANSPORTATION - 0.0%
402,976 i Air Canada LIBOR 4 M + 3.500% 8 .130 08/11/28 399
TOTAL TRANSPORTATION 399
UTILITIES - 0.0%
707,246 i Gopher Resource LLC LIBOR 12 M + 3.250% 7 .634 03/06/25 477
TOTAL UTILITIES 477
TOTAL BANK LOAN OBLIGATIONS 51,055
(Cost $53,520)
BONDS - 96.9%
CORPORATE BONDS - 33.5%
AUTOMOBILES & COMPONENTS - 0.4%
EUR 300,000 Aptiv plc 1 .500 03/10/25 304
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 410
225,000 Dana, Inc 5 .375 11/15/27 209
350,000 Dana, Inc 5 .625 06/15/28 318
11,000,000 General Motors Co 6 .125 10/01/25 11,195
10,250,000 General Motors Co 5 .400 10/15/29 9,782
6,575,000 General Motors Co 6 .600 04/01/36 6,440
5,500,000 General Motors Co 5 .200 04/01/45 4,470
1,375,000 General Motors Co 6 .750 04/01/46 1,318
3,575,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 3,269
EUR 400,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 371
4,450,000 Magna International, Inc 3 .625 06/15/24 4,349
EUR 300,000 Volkswagen Bank GmbH 2 .500 07/31/26 300
TOTAL AUTOMOBILES & COMPONENTS 42,735
BANKS - 7.1%
2,000,000 g Akbank T.A.S. 6 .800 06/22/31 1,795
1,775,000 g Banco de Credito del Peru 3 .125 07/01/30 1,608
5,929,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 4,932
3,000,000 g Banco del Estado de Chile 2 .704 01/09/25 2,827
300,000 g Banco General S.A. 4 .125 08/07/27 285
3,800,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 3,791
7,400,000 Banco Santander S.A. 5 .294 08/18/27 7,225
EUR 400,000 Banco Santander S.A. 0 .200 02/11/28 354
2,600,000 Banco Santander S.A. 3 .800 02/23/28 2,358
600,000 Banco Santander S.A. 7 .500 N/A‡ 586
350,000 Bancolombia S.A. 3 .000 01/29/25 332
2,650,000 Bancolombia S.A. 4 .625 12/18/29 2,325
3,010,000 g Bangkok Bank PCL 3 .466 09/23/36 2,353
2,750,000 g Banistmo S.A. 4 .250 07/31/27 2,516
8,100,000 g Bank Hapoalim BM 3 .255 01/21/32 6,963
6,300,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 5,574
EUR 400,000 Bank of America Corp 1 .375 03/26/25 409
EUR 300,000 Bank of America Corp 1 .776 05/04/27 296
17,250,000 Bank of America Corp 3 .824 01/20/28 16,096
5,500,000 Bank of America Corp 4 .948 07/22/28 5,372
5,800,000 Bank of America Corp 6 .204 11/10/28 5,988
34,450,000 Bank of America Corp 2 .496 02/13/31 28,001
55,925,000 Bank of America Corp 2 .592 04/29/31 45,547
39,000,000 Bank of America Corp 1 .922 10/24/31 29,792

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 13,450,000 Bank of America Corp 2 .299% 07/21/32 $ 10,358
26,750,000 Bank of America Corp 2 .676 06/19/41 17,995
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,802
3,000,000 Bank of America Corp 6 .100 N/A‡ 2,895
2,975,000 Bank of Montreal 3 .803 12/15/32 2,620
9,475,000 Barclays plc 3 .932 05/07/25 9,188
6,075,000 Barclays plc 3 .330 11/24/42 4,147
5,600,000 g BNP Paribas S.A. 1 .904 09/30/28 4,663
5,000,000 g BNP Paribas S.A. 2 .159 09/15/29 4,076
2,775,000 g BNP Paribas S.A. 2 .588 08/12/35 2,031
4,200,000 g CIMB Bank Bhd 2 .125 07/20/27 3,676
36,375,000 Citigroup, Inc 3 .200 10/21/26 33,653
13,835,000 Citigroup, Inc 4 .450 09/29/27 13,190
7,125,000 Citigroup, Inc 2 .572 06/03/31 5,763
15,100,000 Citigroup, Inc 4 .910 05/24/33 14,140
39,225,000 Citigroup, Inc 6 .270 11/17/33 40,466
5,000,000 Citigroup, Inc 5 .000 N/A‡ 4,450
4,000,000 Citigroup, Inc 6 .300 N/A‡ 3,773
8,425,000 Cooperatieve Rabobank UA 3 .750 07/21/26 7,911
EUR 200,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 182
6,100,000 g Credit Agricole S.A. 4 .125 01/10/27 5,791
2,450,000 g DBS Group Holdings Ltd 4 .520 12/11/28 2,423
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 200
2,975,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,351
7,525,000 Discover Bank 2 .450 09/12/24 7,118
7,305,000 Discover Bank 3 .450 07/27/26 6,726
3,750,000 Discover Bank 2 .700 02/06/30 3,002
3,325,000 g Grupo Aval Ltd 4 .375 02/04/30 2,693
2,880,000 g Hana Bank 3 .500 N/A‡ 2,479
9,925,000 HSBC Holdings plc 4 .292 09/12/26 9,494
6,200,000 HSBC Holdings plc 2 .013 09/22/28 5,182
12,400,000 HSBC Holdings plc 7 .390 11/03/28 13,032
11,925,000 HSBC Holdings plc 2 .206 08/17/29 9,626
3,750,000 HSBC Holdings plc 3 .973 05/22/30 3,282
7,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 6,498
2,125,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 1,871
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 147
4,850,000 JPMorgan Chase & Co 2 .700 05/18/23 4,809
31,125,000 JPMorgan Chase & Co 2 .301 10/15/25 29,331
14,600,000 JPMorgan Chase & Co 3 .200 06/15/26 13,784
8,325,000 JPMorgan Chase & Co 4 .323 04/26/28 7,950
EUR 600,000 JPMorgan Chase & Co 1 .638 05/18/28 577
12,000,000 JPMorgan Chase & Co 4 .203 07/23/29 11,182
10,500,000 JPMorgan Chase & Co 3 .702 05/06/30 9,417
20,800,000 JPMorgan Chase & Co 2 .522 04/22/31 17,020
12,675,000 JPMorgan Chase & Co 1 .953 02/04/32 9,695
23,950,000 JPMorgan Chase & Co 2 .963 01/25/33 19,493
4,625,000 JPMorgan Chase & Co 2 .525 11/19/41 3,024
20,750,000 JPMorgan Chase & Co 3 .157 04/22/42 15,063
5,500,000 JPMorgan Chase & Co 5 .000 N/A‡ 5,032
11,100,000 JPMorgan Chase & Co 6 .100 N/A‡ 10,803
6,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 5,352
GBP 500,000 Lloyds Banking Group plc 1 .985 12/15/31 506
5,950,000 M&T Bank Corp 3 .500 N/A‡ 4,611
3,675,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 3,220
5,700,000 NatWest Group plc 5 .516 09/30/28 5,630
9,225,000 g NBK SPC Ltd 1 .625 09/15/27 8,100
2,100,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 1,883
6,000,000 PNC Financial Services Group, Inc 3 .900 04/29/24 5,926
7,465,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 5,916
CNY 8,000,000 QNB Finance Ltd 3 .150 02/04/26 1,099

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,800,000 Sumitomo Mitsui Financial Group, Inc 1 .474% 07/08/25 $ 7,107
5,385,000 SVB Financial Group 4 .100 N/A‡ 3,082
11,700,000 Toronto-Dominion Bank 4 .285 09/13/24 11,563
2,350,000 Toronto-Dominion Bank 3 .625 09/15/31 2,164
2,400,000 Truist Financial Corp 4 .000 05/01/25 2,346
9,000,000 Truist Financial Corp 4 .800 N/A‡ 8,102
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,780
3,050,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 2,726
3,065,000 g UBS Group AG. 3 .179 02/11/43 2,105
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,696
2,350,000 g United Overseas Bank Ltd 3 .750 04/15/29 2,289
3,500,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,055
GBP 500,000 Virgin Money UK plc 3 .375 04/24/26 558
3,700,000 Wells Fargo & Co 3 .750 01/24/24 3,650
5,300,000 Wells Fargo & Co 3 .550 09/29/25 5,097
14,075,000 Wells Fargo & Co 3 .526 03/24/28 13,033
16,375,000 Wells Fargo & Co 2 .393 06/02/28 14,452
10,000,000 Wells Fargo & Co 3 .900 N/A‡ 8,753
8,500,000 Wells Fargo & Co 5 .875 N/A‡ 8,202
6,000,000 Wells Fargo & Co 5 .900 N/A‡ 5,374
4,521,000 Westpac Banking Corp 2 .668 11/15/35 3,360
TOTAL BANKS 763,136
CAPITAL GOODS - 1.0%
3,250,000 Air Lease Corp 3 .125 12/01/30 2,693
25,400,000 Boeing Co 2 .196 02/04/26 23,078
5,350,000 Boeing Co 3 .250 02/01/28 4,859
7,600,000 Boeing Co 2 .950 02/01/30 6,437
3,352,000 Boeing Co 3 .250 02/01/35 2,549
3,350,000 Boeing Co 5 .705 05/01/40 3,194
8,425,000 Boeing Co 5 .805 05/01/50 7,812
200,000 g DAE Funding LLC 3 .375 03/20/28 177
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,619
EUR 500,000 Honeywell International, Inc 0 .000 03/10/24 514
5,425,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 4,993
3,000,000 g Korea East-West Power Co Ltd 1 .750 05/06/25 2,769
2,075,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 2,006
450,000 L3Harris Technologies, Inc 3 .850 06/15/23 447
7,275,000 Northrop Grumman Corp 3 .250 01/15/28 6,709
5,275,000 Parker-Hannifin Corp 3 .250 06/14/29 4,711
15,300,000 Raytheon Technologies Corp 4 .125 11/16/28 14,644
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 462
5,575,000 Raytheon Technologies Corp 2 .250 07/01/30 4,639
5,390,000 Raytheon Technologies Corp 4 .500 06/01/42 4,847
325,000 g Rolls-Royce plc 5 .750 10/15/27 310
EUR 800,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 695
4,000,000 g TSMC Global Ltd 1 .000 09/28/27 3,319
300,000 g WESCO Distribution, Inc 7 .250 06/15/28 304
TOTAL CAPITAL GOODS 104,787
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
EUR 1,000,000 g Albion Financing 1 SARL 5 .250 10/15/26 930
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 212
325,000 g ASGN, Inc 4 .625 05/15/28 294
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 819
750,000 g GFL Environmental, Inc 4 .250 06/01/25 716
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 945
2,350,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 2,308
2,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 1,925
1,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,144
725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 660

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,771,000 Republic Services, Inc 2 .900% 07/01/26 $ 3,513
2,525,000 Waste Management, Inc 2 .500 11/15/50 1,573
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,039
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4 .875 06/01/25 145
TOTAL CONSUMER DURABLES & APPAREL 145
CONSUMER SERVICES - 0.9%
9,820,000 Amherst College 4 .100 11/01/45 8,140
29,085,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 27,992
12,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,704
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,805
3,800,000 g ENA Master Trust 4 .000 05/19/48 2,660
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 121
1,610,000 g International Game Technology plc 6 .500 02/15/25 1,620
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 508
6,400,000 McDonald's Corp 4 .600 09/09/32 6,258
8,000,000 President and Fellows of Harvard College 3 .529 10/01/31 7,405
14,250,000 President and Fellows of Harvard College 3 .619 10/01/37 12,213
1,000,000 Sands China Ltd 2 .800 03/08/27 857
2,100,000 Sands China Ltd 5 .400 08/08/28 1,966
15,000,000 Smith College 4 .620 07/01/45 13,420
1,125,000 g Wynn Macau Ltd 5 .500 01/15/26 1,032
TOTAL CONSUMER SERVICES 97,701
DIVERSIFIED FINANCIALS - 3.3%
8,975,000 AerCap Ireland Capital DAC 1 .750 01/30/26 7,896
18,194,000 AerCap Ireland Capital DAC 3 .000 10/29/28 15,242
2,650,000 AerCap Ireland Capital DAC 3 .300 01/30/32 2,072
2,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 1,591
4,000,000 American Express Co 3 .700 08/03/23 3,974
1,375,000 American Express Co 2 .550 03/04/27 1,251
7,500,000 American Express Co 3 .550 N/A‡ 6,161
EUR 425,000 American Honda Finance Corp 1 .950 10/18/24 442
2,900,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,444
2,800,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,544
10,000,000 Bank of New York Mellon Corp 4 .700 N/A‡ 9,601
300,000 g BBVA Bancomer S.A. 5 .350 11/12/29 293
1,500,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,346
449,000 g BPCE S.A. 4 .625 07/11/24 437
EUR 300,000 BPCE S.A. 0 .500 09/15/27 278
16,950,000 Capital One Bank USA NA 3 .375 02/15/23 16,920
EUR 500,000 Capital One Financial Corp 0 .800 06/12/24 509
6,635,000 e Capital One Financial Corp 3 .950 N/A‡ 5,211
EUR 100,000 Celanese US Holdings LLC 0 .625 09/10/28 78
7,000,000 Charles Schwab Corp 5 .375 N/A‡ 6,846
6,250,000 Community Preservation Corp 2 .867 02/01/30 5,282
2,950,000 g Credit Suisse Group AG. 2 .193 06/05/26 2,520
9,100,000 g Credit Suisse Group AG. 1 .305 02/02/27 7,273
GBP 300,000 Credit Suisse Group AG. 2 .250 06/09/28 279
6,200,000 g Credit Suisse Group AG. 6 .442 08/11/28 5,646
7,700,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 7,498
8,825,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 7,943
GBP 300,000 Danske Bank A.S. 2 .250 01/14/28 310
7,350,000 Deutsche Bank AG. 5 .371 09/09/27 7,366
5,575,000 Deutsche Bank AG. 2 .311 11/16/27 4,727
600,000 Deutsche Bank AG. 3 .742 01/07/33 426
3,543,000 Equitable Holdings, Inc 4 .950 N/A‡ 3,340
20,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 18,722
19,850,000 General Motors Financial Co, Inc 5 .000 04/09/27 19,228

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 General Motors Financial Co, Inc 0 .600% 05/20/27 $ 453
$ 30,925,000 General Motors Financial Co, Inc 2 .700 06/10/31 23,694
5,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 4,613
12,825,000 Goldman Sachs Group, Inc 3 .500 04/01/25 12,333
28,750,000 Goldman Sachs Group, Inc 4 .482 08/23/28 27,554
6,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,571
12,080,000 Goldman Sachs Group, Inc 2 .615 04/22/32 9,634
3,550,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,919
6,825,000 Goldman Sachs Group, Inc 3 .436 02/24/43 5,015
3,000,000 Goldman Sachs Group, Inc 3 .800 N/A‡ 2,444
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 172
3,600,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,940
1,700,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,449
EUR 500,000 ING Groep NV 1 .250 02/16/27 486
3,000,000 g Minejesa Capital BV 4 .625 08/10/30 2,626
10,000,000 Morgan Stanley 2 .188 04/28/26 9,293
31,425,000 Morgan Stanley 3 .125 07/27/26 29,312
EUR 700,000 Morgan Stanley 1 .342 10/23/26 692
6,200,000 Morgan Stanley 1 .512 07/20/27 5,380
7,450,000 Morgan Stanley 2 .699 01/22/31 6,156
3,850,000 Morgan Stanley 1 .794 02/13/32 2,894
500,000 Morgan Stanley 1 .928 04/28/32 377
EUR 500,000 Morgan Stanley 2 .950 05/07/32 474
3,100,000 Morgan Stanley 6 .342 10/18/33 3,248
4,440,000 Northern Trust Corp 4 .600 N/A‡ 3,891
3,350,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,932
4,125,000 g Societe Generale S.A. 4 .027 01/21/43 2,791
550,000 Springleaf Finance Corp 5 .375 11/15/29 450
5,600,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 5,156
TOTAL DIVERSIFIED FINANCIALS 349,645
ENERGY - 2.9%
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 433
5,000,000 Cenovus Energy, Inc 5 .400 06/15/47 4,472
4,550,000 Diamondback Energy, Inc 3 .125 03/24/31 3,768
4,250,000 Diamondback Energy, Inc 4 .250 03/15/52 3,110
5,250,000 Ecopetrol S.A. 5 .375 06/26/26 4,952
2,000,000 Ecopetrol S.A. 6 .875 04/29/30 1,814
2,125,000 Ecopetrol S.A. 4 .625 11/02/31 1,623
3,000,000 g Empresa Nacional del Petroleo 5 .250 11/06/29 2,898
2,975,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,501
12,968,000 Enbridge, Inc 3 .125 11/15/29 11,306
2,950,000 Enbridge, Inc 3 .400 08/01/51 2,002
2,624,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,526
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,837
6,421,000 Energy Transfer Operating LP 3 .600 02/01/23 6,409
2,500,000 Energy Transfer Operating LP 4 .200 09/15/23 2,484
4,575,000 Energy Transfer Operating LP 2 .900 05/15/25 4,309
4,725,000 Energy Transfer Operating LP 4 .750 01/15/26 4,602
2,950,000 Energy Transfer Operating LP 5 .500 06/01/27 2,929
6,350,000 Energy Transfer Operating LP 4 .950 06/15/28 6,140
4,225,000 Energy Transfer Operating LP 5 .250 04/15/29 4,085
8,700,000 Energy Transfer Operating LP 6 .250 04/15/49 8,090
9,125,000 Energy Transfer Operating LP 5 .000 05/15/50 7,290
5,125,000 Enterprise Products Operating LLC 3 .700 02/15/26 4,939
5,425,000 Enterprise Products Operating LLC 3 .125 07/31/29 4,776
2,650,000 Enterprise Products Operating LLC 4 .250 02/15/48 2,126
6,200,000 Enterprise Products Operating LLC 4 .200 01/31/50 4,875
10,600,000 Enterprise Products Operating LLC 3 .700 01/31/51 7,642
4,500,000 Enterprise Products Operating LLC 3 .200 02/15/52 2,949
6,500,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,324

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 450,000 g EQM Midstream Partners LP 6 .000% 07/01/25 $ 434
3,082,816 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,618
3,300,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,651
3,475,000 g KazTransGas JSC 4 .375 09/26/27 3,131
2,900,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 2,606
5,325,000 Magellan Midstream Partners LP 3 .250 06/01/30 4,645
9,075,000 Marathon Petroleum Corp 3 .800 04/01/28 8,396
5,060,000 Marathon Petroleum Corp 4 .750 09/15/44 4,225
5,500,000 Marathon Petroleum Corp 5 .000 09/15/54 4,590
725,000 g MEG Energy Corp 5 .875 02/01/29 684
8,950,000 MPLX LP 1 .750 03/01/26 7,978
20,000,000 MPLX LP 2 .650 08/15/30 16,208
5,825,000 MPLX LP 4 .700 04/15/48 4,597
275,000 Murphy Oil Corp 5 .875 12/01/27 265
1,000,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 155
2,200,000 Occidental Petroleum Corp 5 .550 03/15/26 2,192
1,350,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,191
11,642,000 ONEOK, Inc 4 .550 07/15/28 10,988
12,150,000 ONEOK, Inc 4 .350 03/15/29 11,229
5,000,000 ONEOK, Inc 4 .500 03/15/50 3,723
315,000 g Parkland Corp 4 .625 05/01/30 261
500,000 g Parkland Fuel Corp 5 .875 07/15/27 475
1,425,000 g Pertamina Persero PT 3 .650 07/30/29 1,305
1,200,000 e Petrobras Global Finance BV 5 .999 01/27/28 1,193
560,000 Petrobras Global Finance BV 7 .250 03/17/44 540
5,300,000 Petroleos Mexicanos 5 .950 01/28/31 4,011
3,000,000 Petroleos Mexicanos 6 .700 02/16/32 2,356
13,575,000 Phillips 66 2 .150 12/15/30 10,869
3,225,000 Phillips 66 3 .300 03/15/52 2,225
2,375,000 g Phillips 66 Co 4 .680 02/15/45 2,058
475,000 Plains All American Pipeline LP 3 .800 09/15/30 413
2,255,680 g Rio Oil Finance Trust 8 .200 04/06/28 2,278
6,200,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 6,273
9,875,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 9,282
4,800,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 4,449
1,700,000 g Santos Finance Ltd 3 .649 04/29/31 1,351
2,000,000 g Saudi Arabian Oil Co 2 .250 11/24/30 1,646
3,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 2,108
5,325,000 Shell International Finance BV 3 .125 11/07/49 3,742
6,500,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 6,066
775,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 656
3,350,000 Targa Resources Corp 4 .200 02/01/33 2,882
2,225,000 Targa Resources Corp 4 .950 04/15/52 1,760
425,000 Targa Resources Partners LP 6 .500 07/15/27 428
4,300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,356
11,000,000 Total Capital International S.A. 3 .127 05/29/50 7,768
13,800,000 TransCanada PipeLines Ltd 4 .250 05/15/28 13,063
3,475,000 TransCanada PipeLines Ltd 2 .500 10/12/31 2,759
4,675,000 Williams Cos, Inc 2 .600 03/15/31 3,783
TOTAL ENERGY 314,073
FOOD & STAPLES RETAILING - 0.2%
4,000,000 Costco Wholesale Corp 1 .600 04/20/30 3,277
EUR 500,000 SYSCO Corp 1 .250 06/23/23 530
5,450,000 SYSCO Corp 3 .150 12/14/51 3,583
8,500,000 Walmart, Inc 1 .800 09/22/31 6,918
4,000,000 Walmart, Inc 2 .500 09/22/41 2,918
TOTAL FOOD & STAPLES RETAILING 17,226
FOOD, BEVERAGE & TOBACCO - 1.0%
2,600,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,011

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,850,000 Anheuser-Busch InBev Worldwide, Inc 4 .750% 01/23/29 $ 16,632
4,720,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 4,031
6,275,000 BAT Capital Corp 2 .259 03/25/28 5,208
10,225,000 BAT Capital Corp 4 .906 04/02/30 9,362
4,400,000 BAT Capital Corp 2 .726 03/25/31 3,433
3,100,000 BAT Capital Corp 4 .742 03/16/32 2,751
10,000,000 BAT International Finance plc 4 .448 03/16/28 9,262
3,875,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 3,268
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,618
1,700,000 Constellation Brands, Inc 4 .400 11/15/25 1,671
2,675,000 Constellation Brands, Inc 3 .700 12/06/26 2,544
1,050,000 Constellation Brands, Inc 3 .150 08/01/29 920
6,900,000 Constellation Brands, Inc 2 .875 05/01/30 5,874
20,175,000 Constellation Brands, Inc 2 .250 08/01/31 16,027
750,000 g Corp Lindley S.A. 4 .625 04/12/23 742
4,500,000 Diageo Capital plc 1 .375 09/29/25 4,126
8,050,000 Diageo Capital plc 2 .375 10/24/29 6,867
2,850,000 Diageo Capital plc 2 .000 04/29/30 2,341
2,500,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 2,111
3,500,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,316
GBP 300,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 298
TOTAL FOOD, BEVERAGE & TOBACCO 105,413
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,500,000 Abbott Laboratories 5 .300 05/27/40 1,526
10,775,000 Anthem, Inc 2 .250 05/15/30 8,914
EUR 430,000 Becton Dickinson & Co 1 .401 05/24/23 458
1,925,000 Boston Scientific Corp 2 .650 06/01/30 1,644
3,285,000 Centene Corp 2 .450 07/15/28 2,773
2,910,000 Centene Corp 3 .000 10/15/30 2,385
19,230,000 Children's Hospital Medic 4 .268 05/15/44 16,913
18,475,000 CVS Health Corp 3 .750 04/01/30 16,751
30,950,000 CVS Health Corp 1 .750 08/21/30 24,391
9,750,000 CVS Health Corp 4 .780 03/25/38 8,882
4,050,000 CVS Health Corp 2 .700 08/21/40 2,798
8,350,000 CVS Health Corp 5 .050 03/25/48 7,495
1,950,000 CVS Health Corp 4 .250 04/01/50 1,552
4,105,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 3,203
4,225,000 HCA, Inc 5 .625 09/01/28 4,201
6,200,000 g HCA, Inc 3 .625 03/15/32 5,246
4,300,000 HCA, Inc 5 .500 06/15/47 3,819
5,350,000 g HCA, Inc 4 .625 03/15/52 4,164
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,005
6,250,000 Humana, Inc 3 .950 03/15/27 5,991
6,125,000 Humana, Inc 2 .150 02/03/32 4,780
GBP 500,000 McKesson Corp 3 .125 02/17/29 527
12,500,000 Mercy Health 3 .382 11/01/25 11,867
5,000,000 New York and Presbyterian Hospital 3 .563 08/01/36 4,152
EUR 450,000 Stryker Corp 2 .625 11/30/30 439
375,000 g Tenet Healthcare Corp 4 .625 06/15/28 336
5,775,000 UnitedHealth Group, Inc 2 .950 10/15/27 5,346
10,700,000 UnitedHealth Group, Inc 2 .300 05/15/31 8,917
3,250,000 UnitedHealth Group, Inc 3 .750 10/15/47 2,584
TOTAL HEALTH CARE EQUIPMENT & SERVICES 165,059
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,275,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,022
5,625,000 Church & Dwight Co, Inc 5 .000 06/15/52 5,260
1,625,000 Colgate-Palmolive Co 3 .250 08/15/32 1,467
EUR 750,000 g Coty, Inc 3 .875 04/15/26 745
2,525,000 e,g Natura Cosmeticos S.A. 4 .125 05/03/28 2,060

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 600,000 The Procter & Gamble Company 0 .625% 10/30/24 $ 614
EUR 400,000 The Procter & Gamble Company 1 .875 10/30/38 356
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,524
INSURANCE - 1.2%
$ 825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 739
4,925,000 Aon Corp 2 .800 05/15/30 4,200
8,306,000 Aon plc 3 .500 06/14/24 8,107
5,250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,305
1,400,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,246
16,000,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 10,686
EUR 500,000 Chubb INA Holdings, Inc 1 .550 03/15/28 473
EUR 450,000 Chubb INA Holdings, Inc 1 .400 06/15/31 386
1,500,000 CNA Financial Corp 3 .950 05/15/24 1,474
1,825,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 1,655
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 234
5,575,000 g Five Corners Funding Trust 4 .419 11/15/23 5,527
7,325,000 g Five Corners Funding Trust II 2 .850 05/15/30 6,140
3,000,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,492
22,408,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 19,183
1,100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 880
2,500,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 1,571
EUR 750,000 Liberty Mutual Group, Inc 2 .750 05/04/26 763
EUR 400,000 g Liberty Mutual Group, Inc 4 .625 12/02/30 409
4,100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 2,860
4,825,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 4,329
440,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 427
4,325,000 MetLife, Inc 3 .600 11/13/25 4,202
1,750,000 MetLife, Inc 5 .000 07/15/52 1,666
11,820,000 MetLife, Inc 3 .850 N/A‡ 10,978
GBP 200,000 Metropolitan Life Global Funding I 4 .125 09/02/25 237
8,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 8,162
11,875,000 PartnerRe Finance B LLC 4 .500 10/01/50 10,275
5,250,000 Principal Financial Group, Inc 2 .125 06/15/30 4,302
1,450,000 Prudential Financial, Inc 3 .905 12/07/47 1,155
6,960,000 Prudential Financial, Inc 3 .700 10/01/50 5,874
3,875,000 Prudential Financial, Inc 5 .125 03/01/52 3,526
3,000,000 g Prudential Funding LLC 6 .750 09/15/23 3,021
3,275,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,996
TOTAL INSURANCE 134,480
MATERIALS - 1.2%
7,975,000 Albemarle Corp 4 .650 06/01/27 7,777
1,925,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,747
2,600,000 g Alpek SAB de C.V. 3 .250 02/25/31 2,166
9,400,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 7,637
2,600,000 g Anglo American Capital plc 3 .875 03/16/29 2,334
4,550,000 g Anglo American Capital plc 2 .625 09/10/30 3,698
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,748
11,325,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 9,823
2,000,000 g Antofagasta plc 5 .625 05/13/32 1,962
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 432
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 391
1,875,000 Ball Corp 2 .875 08/15/30 1,496
852,000 Bemis Co, Inc 3 .100 09/15/26 790
4,879,000 Bemis Co, Inc 2 .630 06/19/30 3,970
14,250,000 Berry Global, Inc 1 .570 01/15/26 12,694
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 187
3,000,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,803
1,650,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,538

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 g Cemex SAB de C.V. 7 .375% 06/05/27 $ 2,053
2,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 2,400
1,600,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,478
4,200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 3,938
EUR 500,000 Dow Chemical Co 0 .500 03/15/27 465
1,800,000 g Freeport Indonesia PT 4 .763 04/14/27 1,728
2,750,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,481
2,400,000 g Fresnillo plc 4 .250 10/02/50 1,889
1,850,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,870
1,519,000 e International Paper Co 4 .350 08/15/48 1,268
3,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 2,899
3,600,000 g Inversiones CMPC S.A. 3 .000 04/06/31 3,013
3,525,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 3,184
1,100,000 Mosaic Co 4 .875 11/15/41 932
4,000,000 Newmont Corp 2 .250 10/01/30 3,215
3,400,000 e Newmont Corp 2 .600 07/15/32 2,707
6,675,000 Nutrien Ltd 2 .950 05/13/30 5,719
1,920,000 g OCI NV 4 .625 10/15/25 1,819
875,000 g OCP S.A. 3 .750 06/23/31 733
EUR 250,000 g Olympus Water US Holding Corp 3 .875 10/01/28 217
1,175,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,015
375,000 g PolyOne Corp 5 .750 05/15/25 366
250,000 g SABIC Capital II BV 4 .000 10/10/23 248
2,075,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,834
3,225,000 e,g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,372
1,925,000 Suzano Austria GmbH 6 .000 01/15/29 1,915
4,300,000 Suzano Austria GmbH 3 .125 01/15/32 3,352
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 159
3,600,000 WRKCo, Inc 4 .900 03/15/29 3,456
4,450,000 WRKCo, Inc 3 .000 06/15/33 3,534
TOTAL MATERIALS 127,452
MEDIA & ENTERTAINMENT - 1.9%
2,200,000 Activision Blizzard, Inc 3 .400 09/15/26 2,096
1,950,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,402
3,985,419 g Alfa Desarrollo S.p.A 4 .550 09/27/51 3,027
1,550,000 Baidu, Inc 1 .625 02/23/27 1,326
3,000,000 g Banco Nacional de Panama 2 .500 08/11/30 2,405
EUR 400,000 g Blackstone Private Credit Fund 1 .750 11/30/26 349
3,000,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,848
EUR 750,000 g BOI Finance BV 7 .500 02/16/27 638
1,775,000 g Cable Onda S.A. 4 .500 01/30/30 1,594
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,011
12,600,000 Charter Communications Operating LLC 2 .800 04/01/31 9,809
14,100,000 Charter Communications Operating LLC 3 .500 03/01/42 9,035
6,150,000 Charter Communications Operating LLC 5 .125 07/01/49 4,650
20,345,000 Charter Communications Operating LLC 4 .800 03/01/50 14,769
3,000,000 Charter Communications Operating LLC 3 .700 04/01/51 1,824
EUR 450,000 Comcast Corp 0 .250 05/20/27 415
18,750,000 Comcast Corp 4 .150 10/15/28 17,980
27,075,000 Comcast Corp 1 .500 02/15/31 21,081
4,100,000 Comcast Corp 4 .400 08/15/35 3,816
17,000,000 Comcast Corp 3 .200 07/15/36 13,781
1,925,000 Comcast Corp 3 .900 03/01/38 1,659
28,050,000 Comcast Corp 2 .887 11/01/51 18,015
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,261
GBP 300,000 Discovery Communications LLC 2 .500 09/20/24 344
3,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 2,511
1,550,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 969
200,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 174
4,300,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 3,202

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 205,000 g Goodyear Europe BV 2 .750% 08/15/28 $ 176
$ 1,895,000 Grupo Televisa SAB 6 .625 01/15/40 1,947
5,975,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 5,562
3,500,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 3,073
650,000 Lamar Media Corp 3 .750 02/15/28 582
1,000,000 Lamar Media Corp 4 .000 02/15/30 874
4,100,000 g Magallanes, Inc 4 .279 03/15/32 3,377
18,225,000 g Magallanes, Inc 5 .050 03/15/42 13,944
3,260,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,901
3,175,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,019
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,954
200,000 g POSCO 4 .500 08/04/27 188
2,675,000 g Sirius XM Radio, Inc 4 .125 07/01/30 2,207
GBP 200,000 Time Warner Cable LLC 5 .750 06/02/31 227
4,400,000 Time Warner Cable LLC 5 .875 11/15/40 3,833
3,450,000 Time Warner Cable LLC 4 .500 09/15/42 2,526
EUR 700,000 g VZ Secured Financing BV 3 .500 01/15/32 587
2,105,000 Walt Disney Co 7 .625 11/30/28 2,375
2,700,000 Weibo Corp 3 .375 07/08/30 2,098
EUR 500,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 443
TOTAL MEDIA & ENTERTAINMENT 199,884
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,250,000 AbbVie, Inc 2 .850 05/14/23 3,226
EUR 550,000 AbbVie, Inc 1 .250 06/01/24 571
23,650,000 AbbVie, Inc 4 .050 11/21/39 20,243
7,350,000 AstraZeneca Finance LLC 1 .200 05/28/26 6,544
9,650,000 AstraZeneca Finance LLC 2 .250 05/28/31 8,027
6,510,000 AstraZeneca plc 1 .375 08/06/30 5,143
EUR 750,000 g Avantor Funding, Inc 3 .875 07/15/28 739
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,363
5,275,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,627
2,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,623
3,125,000 Danaher Corp 2 .800 12/10/51 2,065
10,850,000 Gilead Sciences, Inc 2 .800 10/01/50 6,937
4,025,000 Merck & Co, Inc 2 .750 12/10/51 2,689
EUR 600,000 g Organon Finance   LLC 2 .875 04/30/28 562
750,000 g Organon Finance   LLC 5 .125 04/30/31 649
GBP 200,000 Pfizer, Inc 2 .735 06/15/43 176
20,175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 16,468
EUR 400,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 340
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 382
1,975,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,449
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 945
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 83,768
REAL ESTATE - 2.3%
5,100,000 Agree LP 2 .000 06/15/28 4,176
1,675,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 1,572
5,500,000 e Alexandria Real Estate Equities, Inc 4 .900 12/15/30 5,358
2,418,000 American Tower Corp 3 .375 10/15/26 2,261
EUR 450,000 American Tower Corp 0 .450 01/15/27 413
1,600,000 American Tower Corp 3 .600 01/15/28 1,471
4,350,000 American Tower Corp 3 .800 08/15/29 3,946
13,700,000 American Tower Corp 2 .900 01/15/30 11,602
2,750,000 American Tower Corp 2 .100 06/15/30 2,177
3,825,000 American Tower Corp 1 .875 10/15/30 2,952
4,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 3,925
5,825,000 Brixmor Operating Partnership LP 3 .850 02/01/25 5,589
1,075,000 Brixmor Operating Partnership LP 2 .250 04/01/28 887

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,300,000 Brixmor Operating Partnership LP 2 .500% 08/16/31 $ 994
14,275,000 Crown Castle International Corp 2 .250 01/15/31 11,452
1,800,000 Crown Castle International Corp 2 .100 04/01/31 1,419
3,200,000 CubeSmart LP 2 .250 12/15/28 2,637
GBP 400,000 Digital Stout Holding LLC 3 .750 10/17/30 404
2,275,000 Equinix, Inc 2 .150 07/15/30 1,810
6,700,000 Essex Portfolio LP 3 .000 01/15/30 5,666
6,600,000 Healthcare Realty Holdings LP 3 .875 05/01/25 6,302
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,660
1,750,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,366
1,050,000 Healthcare Realty Holdings LP 2 .050 03/15/31 768
6,250,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 5,817
8,975,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 7,494
7,950,000 Highwoods Realty LP 3 .875 03/01/27 7,378
2,900,000 Highwoods Realty LP 4 .125 03/15/28 2,619
2,875,000 Highwoods Realty LP 4 .200 04/15/29 2,505
4,000,000 Highwoods Realty LP 3 .050 02/15/30 3,186
3,875,000 Life Storage LP 2 .400 10/15/31 2,981
5,224,000 Mid-America Apartments LP 4 .300 10/15/23 5,193
4,475,000 Mid-America Apartments LP 3 .750 06/15/24 4,382
4,300,000 Mid-America Apartments LP 4 .000 11/15/25 4,179
11,100,000 Mid-America Apartments LP 2 .750 03/15/30 9,438
3,025,000 Mid-America Apartments LP 1 .700 02/15/31 2,358
2,575,000 Mid-America Apartments LP 2 .875 09/15/51 1,641
600,000 National Retail Properties, Inc 4 .000 11/15/25 577
3,000,000 National Retail Properties, Inc 3 .600 12/15/26 2,798
1,600,000 ProLogis LP 3 .250 06/30/26 1,518
1,275,000 ProLogis LP 2 .875 11/15/29 1,109
3,125,000 ProLogis LP 1 .750 07/01/30 2,461
6,350,000 Regency Centers LP 3 .900 11/01/25 6,033
1,025,000 Regency Centers LP 3 .600 02/01/27 959
5,500,000 Regency Centers LP 2 .950 09/15/29 4,616
5,300,000 Retail Properties of America, Inc 4 .750 09/15/30 4,666
9,150,000 g SBA Tower Trust 2 .836 01/15/25 8,624
11,046,000 g SBA Tower Trust 1 .884 01/15/26 9,715
25,000,000 g SBA Tower Trust 1 .631 11/15/26 21,232
42,100,000 g SBA Tower Trust 1 .840 04/15/27 35,661
2,968,000 SITE Centers Corp 3 .625 02/01/25 2,801
3,850,000 SITE Centers Corp 4 .700 06/01/27 3,612
EUR 400,000 Vonovia SE 0 .625 12/14/29 315
3,025,000 Weingarten Realty Investors 4 .450 01/15/24 2,988
1,175,000 Weyerhaeuser Co 4 .000 03/09/52 887
TOTAL REAL ESTATE 251,550
RETAILING - 0.5%
1,050,000 AmeriGas Partners LP 5 .875 08/20/26 997
2,950,000 AutoNation, Inc 3 .800 11/15/27 2,676
5,575,000 AutoZone, Inc 1 .650 01/15/31 4,325
900,000 Chevron USA, Inc 3 .900 11/15/24 885
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 465
350,000 JD.com, Inc 3 .375 01/14/30 306
200,000 g Kia Corp 2 .750 02/14/27 176
925,000 g L Brands, Inc 6 .625 10/01/30 868
875,000 g Lithia Motors, Inc 4 .625 12/15/27 789
5,100,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,898
6,875,000 O'Reilly Automotive, Inc 3 .600 09/01/27 6,479
4,075,000 O'Reilly Automotive, Inc 4 .200 04/01/30 3,845
12,400,000 O'Reilly Automotive, Inc 1 .750 03/15/31 9,623
6,000,000 g Prosus NV 3 .832 02/08/51 3,625
3,000,000 g Staples, Inc 7 .500 04/15/26 2,582

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,375,000 Target Corp 2 .350% 02/15/30 $ 7,958
TOTAL RETAILING 50,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
5,094,000 g Broadcom, Inc 3 .187 11/15/36 3,659
25,131,000 g Broadcom, Inc 4 .926 05/15/37 21,923
1,675,000 Intel Corp 3 .734 12/08/47 1,255
2,875,000 Lam Research Corp 3 .750 03/15/26 2,787
3,275,000 Lam Research Corp 4 .000 03/15/29 3,119
8,375,000 NVIDIA Corp 2 .000 06/15/31 6,708
1,100,000 g NXP BV 2 .700 05/01/25 1,035
5,450,000 NXP BV 3 .875 06/18/26 5,177
3,475,000 NXP BV 4 .400 06/01/27 3,331
4,100,000 NXP BV 3 .125 02/15/42 2,779
4,800,000 g SK Hynix, Inc 1 .500 01/19/26 4,160
2,200,000 Texas Instruments, Inc 4 .150 05/15/48 1,947
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,405
200,000 TSMC Arizona Corp 4 .125 04/22/29 190
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,475
SOFTWARE & SERVICES - 0.6%
7,350,000 Adobe, Inc 2 .300 02/01/30 6,267
200,000 g CA Magnum Holdings 5 .375 10/31/26 182
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 386
900,000 g Gartner, Inc 3 .750 10/01/30 776
3,000,000 g HCL America, Inc 1 .375 03/10/26 2,653
EUR 400,000 International Business Machines Corp 0 .650 02/11/32 324
EUR 500,000 g IQVIA, Inc 1 .750 03/15/26 489
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,196
4,500,000 h Meta Platforms, Inc 4 .450 08/15/52 3,576
26,300,000 Microsoft Corp 2 .400 08/08/26 24,524
4,120,000 Microsoft Corp 2 .525 06/01/50 2,711
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 441
3,000,000 Roper Technologies, Inc 1 .400 09/15/27 2,538
10,050,000 Roper Technologies, Inc 2 .000 06/30/30 8,054
9,650,000 salesforce.com, Inc 2 .700 07/15/41 6,887
4,225,000 Visa, Inc 2 .700 04/15/40 3,200
TOTAL SOFTWARE & SERVICES 64,204
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2 .800 02/15/30 3,692
4,825,000 Apple, Inc 2 .450 08/04/26 4,475
26,100,000 Apple, Inc 2 .050 09/11/26 23,824
3,225,000 Apple, Inc 4 .650 02/23/46 3,053
4,675,000 Apple, Inc 2 .650 02/08/51 3,083
1,275,000 Corning, Inc 4 .375 11/15/57 988
5,375,000 Dell International LLC 5 .300 10/01/29 5,257
2,175,000 Tyco Electronics Group S.A. 3 .700 02/15/26 2,087
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,459
TELECOMMUNICATION SERVICES - 2.1%
2,300,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,076
200,000 America Movil SAB de C.V. 4 .700 07/21/32 192
EUR 500,000 AT&T, Inc 2 .350 09/05/29 483
42,943,000 AT&T, Inc 2 .550 12/01/33 33,002
8,325,000 AT&T, Inc 4 .500 05/15/35 7,568
7,375,000 AT&T, Inc 3 .500 06/01/41 5,500
38,320,000 AT&T, Inc 3 .550 09/15/55 25,569
6,553,000 AT&T, Inc 3 .800 12/01/57 4,521
7,225,000 g Bharti Airtel Ltd 3 .250 06/03/31 6,107
3,000,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,790

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 850,000 Deutsche Telekom International Finance BV 8 .750% 06/15/30 $ 1,002
EUR 915,000 g Iliad Holding SAS 5 .125 10/15/26 906
1,175,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 988
4,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 3,991
2,425,000 Orange S.A. 5 .375 01/13/42 2,344
22,975,000 T-Mobile USA, Inc 2 .625 02/15/29 19,449
30,200,000 T-Mobile USA, Inc 3 .875 04/15/30 27,356
2,225,000 T-Mobile USA, Inc 3 .000 02/15/41 1,570
1,625,000 T-Mobile USA, Inc 4 .500 04/15/50 1,336
7,800,000 T-Mobile USA, Inc 3 .300 02/15/51 5,205
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 375
2,325,000 Verizon Communications, Inc 1 .680 10/30/30 1,812
EUR 200,000 Verizon Communications, Inc 4 .250 10/31/30 217
8,000,000 Verizon Communications, Inc 1 .750 01/20/31 6,207
17,100,000 Verizon Communications, Inc 2 .550 03/21/31 14,062
35,551,000 Verizon Communications, Inc 2 .355 03/15/32 28,181
EUR 300,000 Verizon Communications, Inc 2 .875 01/15/38 271
14,450,000 Verizon Communications, Inc 2 .650 11/20/40 9,754
7,625,000 Verizon Communications, Inc 3 .400 03/22/41 5,733
GBP 1,000,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 920
6,550,000 Vodafone Group plc 4 .375 02/19/43 5,244
5,125,000 Vodafone Group plc 4 .250 09/17/50 3,931
TOTAL TELECOMMUNICATION SERVICES 228,662
TRANSPORTATION - 0.4%
1,850,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 1,619
2,000,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 1,756
2,700,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,979
4,075,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,831
1,300,000 Canadian Pacific Railway Co 2 .050 03/05/30 1,065
5,600,000 Canadian Pacific Railway Co 3 .100 12/02/51 3,765
2,040,000 CSX Corp 2 .600 11/01/26 1,878
4,000,000 CSX Corp 3 .250 06/01/27 3,737
1,525,000 CSX Corp 3 .800 03/01/28 1,455
14,175,000 CSX Corp 4 .250 03/15/29 13,635
5,100,000 Union Pacific Corp 2 .891 04/06/36 4,053
2,275,000 Union Pacific Corp 3 .839 03/20/60 1,757
TOTAL TRANSPORTATION 39,530
UTILITIES - 3.0%
1,650,000 AEP Transmission Co LLC 3 .100 12/01/26 1,547
1,650,000 AEP Transmission Co LLC 4 .000 12/01/46 1,296
4,750,000 AEP Transmission Co LLC 2 .750 08/15/51 3,012
1,650,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,360
3,475,000 Alabama Power Co 4 .150 08/15/44 2,876
6,025,000 Alabama Power Co 3 .450 10/01/49 4,340
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,502
2,750,000 American Water Capital Corp 3 .000 12/01/26 2,543
4,000,000 American Water Capital Corp 2 .800 05/01/30 3,459
8,500,000 American Water Capital Corp 2 .300 06/01/31 6,972
2,375,000 American Water Capital Corp 4 .000 12/01/46 1,846
4,500,000 American Water Capital Corp 3 .750 09/01/47 3,502
5,788,000 Appalachian Power Co 4 .450 06/01/45 4,758
8,475,000 Atmos Energy Corp 1 .500 01/15/31 6,601
1,175,000 Atmos Energy Corp 4 .125 10/15/44 964
6,500,000 Baltimore Gas & Electric Co 3 .750 08/15/47 5,013
3,700,000 g Becle SAB de C.V. 2 .500 10/14/31 2,875
5,925,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 5,481
6,225,000 Black Hills Corp 4 .250 11/30/23 6,190
1,075,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 926
3,550,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 3,622

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 350,000 CEZ AS. 0 .875% 12/02/26 $ 322
$ 2,975,000 CMS Energy Corp 3 .600 11/15/25 2,833
200,000 g Colbun S.A. 3 .150 01/19/32 168
3,500,000 Commonwealth Edison Co 5 .900 03/15/36 3,648
8,250,000 Commonwealth Edison Co 3 .000 03/01/50 5,661
5,100,000 Commonwealth Edison Co 2 .750 09/01/51 3,264
3,800,000 Consumers Energy Co 2 .650 08/15/52 2,389
2,650,000 Consumers Energy Co 2 .500 05/01/60 1,483
EUR 300,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 236
2,350,000 Dominion Energy, Inc 2 .250 08/15/31 1,870
4,000,000 Dominion Energy, Inc 3 .300 04/15/41 2,961
2,500,000 DTE Electric Co 3 .650 03/01/52 1,932
4,600,000 Duke Energy Florida LLC 3 .400 10/01/46 3,304
8,850,000 Duke Energy Indiana LLC 2 .750 04/01/50 5,556
6,100,000 Duke Energy Progress LLC 2 .500 08/15/50 3,660
EUR 300,000 e Electricite de France S.A. 2 .000 10/02/30 268
3,445,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,734
3,000,000 Enel Chile S.A. 4 .875 06/12/28 2,923
4,000,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,800
4,300,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 3,481
6,900,000 Entergy Corp 0 .900 09/15/25 6,145
2,800,000 g Equate Petrochemical BV 2 .625 04/28/28 2,436
5,375,000 Eversource Energy 1 .650 08/15/30 4,182
6,350,000 Eversource Energy 3 .450 01/15/50 4,606
5,775,000 Florida Power & Light Co 3 .990 03/01/49 4,842
UGX 2,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 472
2,900,000 Indiana Michigan Power Co 3 .750 07/01/47 2,152
4,525,000 g Israel Electric Corp Ltd 4 .250 08/14/28 4,265
2,675,000 g Israel Electric Corp Ltd 3 .750 02/22/32 2,340
2,850,000 g Kallpa Generacion SA 4 .125 08/16/27 2,611
3,200,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,806
6,975,000 MidAmerican Energy Co 3 .650 04/15/29 6,521
5,400,000 MidAmerican Energy Co 3 .650 08/01/48 4,237
EUR 300,000 g Mondelez International Holdings Netherlands BV 1 .250 09/09/41 205
7,350,000 Nevada Power Co 2 .400 05/01/30 6,162
3,335,000 Nevada Power Co 5 .450 05/15/41 3,182
12,700,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 10,444
20,060,000 NiSource, Inc 1 .700 02/15/31 15,292
6,000,000 g NRG Energy, Inc 2 .450 12/02/27 4,971
2,750,000 Ohio Power Co 2 .600 04/01/30 2,339
6,150,000 Ohio Power Co 4 .150 04/01/48 4,989
4,925,000 Ohio Power Co 4 .000 06/01/49 3,884
1,280,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 1,268
425,000 ONE Gas, Inc 3 .610 02/01/24 417
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 538
2,775,000 PECO Energy Co 3 .000 09/15/49 1,894
3,700,000 PECO Energy Co 2 .800 06/15/50 2,420
3,000,000 g Perusahaan Listrik Negara PT 4 .125 05/15/27 2,880
650,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 576
3,000,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,542
200,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 158
5,000,000 g Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4 .000 06/30/50 3,579
1,475,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 959
750,000 Potomac Electric Power Co 7 .900 12/15/38 903
3,300,000 e,g Promigas S.A. ESP 3 .750 10/16/29 2,684
6,800,000 Public Service Co of Colorado 1 .875 06/15/31 5,413
2,100,000 Public Service Co of Colorado 4 .050 09/15/49 1,724
4,450,000 Public Service Co of Colorado 3 .200 03/01/50 3,156
6,970,000 Public Service Electric & Gas Co 3 .150 01/01/50 4,874
5,150,000 Public Service Electric and Gas Co 4 .900 12/15/32 5,159

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,500,000 g Saka Energi Indonesia PT 4 .450% 05/05/24 $ 3,340
20,000,000 Southern Co 4 .000 01/15/51 18,200
EUR 300,000 Southern Co 1 .875 09/15/81 250
8,475,000 Southern Co Gas Capital Corp 3 .875 11/15/25 8,175
EUR 500,000 Southern Power Co 1 .850 06/20/26 501
2,440,000 Southwestern Public Service Co 3 .400 08/15/46 1,760
4,171,482 g Sweihan PV Power Co PJSC 3 .625 01/31/49 3,342
350,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 299
3,250,000 Virginia Electric & Power Co 2 .950 11/15/26 3,029
3,250,000 Virginia Electric & Power Co 3 .500 03/15/27 3,071
8,879,000 Virginia Electric & Power Co 3 .800 04/01/28 8,365
4,125,000 Wisconsin Power & Light Co 4 .100 10/15/44 3,193
2,240,000 Xcel Energy, Inc 4 .800 09/15/41 1,957
TOTAL UTILITIES 319,887
TOTAL CORPORATE BONDS 3,592,331
(Cost $4,181,194)
GOVERNMENT BONDS - 45.4%
AGENCY SECURITIES - 0.3%
2,911,000 Canal Barge Co, Inc 4 .500 11/12/34 2,854
225 Export-Import Bank of the United States 1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,103
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,255
8,225,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 7,741
TOTAL AGENCY SECURITIES 33,953
FOREIGN GOVERNMENT BONDS - 4.1%
2,000,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,795
750,000 g Africa Finance Corp 2 .875 04/28/28 643
2,325,000 g African Export-Import Bank 2 .634 05/17/26 2,092
3,925,000 g Angolan Government International Bond 8 .750 04/14/32 3,396
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,297
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 462
AUD 1,425,000 Australia Government Bond 4 .750 04/21/27 1,010
AUD 1,925,000 Australia Government Bond 2 .250 05/21/28 1,213
AUD 1,250,000 Australia Government Bond 1 .000 12/21/30 676
AUD 1,775,000 Australia Government Bond 1 .250 05/21/32 948
AUD 1,960,000 † Australia Government Bond 1 .750 06/21/51 773
8,500,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 7,217
EUR 3,650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 2,940
EUR 850,000 g Benin Government International Bond 4 .950 01/22/35 659
200,000 g Bermuda Government International Bond 4 .750 02/15/29 199
12,400,000 g BNG Bank NV 3 .000 09/20/23 12,227
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,898
8,000,000 g BNG Bank NV 0 .875 05/18/26 7,103
2,340,000 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 2,272
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 525
2,900,000 e Brazilian Government International Bond 4 .625 01/13/28 2,777
750,000 e Brazilian Government International Bond 3 .875 06/12/30 651
EUR 2,575,000 Bundesrepublik Deutschland 0 .500 08/15/27 2,519
EUR 2,500,000 Bundesrepublik Deutschland 1 .000 05/15/38 2,131
EUR 135,000 Bundesrepublik Deutschland 1 .250 08/15/48 111
EUR 1,365,000 † Bundesrepublik Deutschland 0 .000 08/15/52 717
7,000,000 g Caisse d'Amortissement de la Dette Sociale 1 .125 11/29/24 6,541
CAD 1,400,000 g Canada Housing Trust No 1 .100 12/15/26 933
CAD 1,650,000 Canadian Government Bond 3 .000 11/01/24 1,196
CAD 875,000 Canadian Government International Bond 2 .000 09/01/23 636
CAD 1,475,000 Canadian Government International Bond 2 .000 06/01/28 1,021
CAD 850,000 Canadian Government International Bond 2 .000 06/01/32 562

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CAD 1,000,000 Canadian Government International Bond 5 .000% 06/01/37 $ 875
$ 3,050,000 e Chile Government International Bond 2 .550 01/27/32 2,495
CNY 24,000,000 China Government Bond 2 .880 11/05/23 3,473
CNY 14,550,000 China Government Bond 2 .940 10/17/24 2,115
CNY 21,000,000 China Government Bond 1 .990 04/09/25 2,989
CNY 47,400,000 China Government Bond 3 .120 12/05/26 6,963
CNY 20,200,000 China Government Bond 2 .500 07/25/27 2,884
CNY 16,100,000 China Government Bond 3 .270 11/19/30 2,391
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,002
CNY 10,000,000 China Government Bond 3 .390 03/16/50 1,465
CNY 4,700,000 China Government Bond 3 .810 09/14/50 742
CNY 4,700,000 China Government Bond 3 .720 04/12/51 733
NOK 7,000,000 City of Oslo Norway 2 .050 10/31/24 691
3,425,000 Colombia Government International Bond 3 .250 04/22/32 2,491
1,700,000 Colombia Government International Bond 5 .000 06/15/45 1,157
COP 3,300,000,000 Colombian TES 7 .750 09/18/30 511
2,200,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,799
5,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 4,746
DOP 8,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 136
3,500,000 g Dominican Republic Government International Bond 4 .875 09/23/32 2,905
2,950,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,426
24,960 g Ecuador Government International Bond 0 .000 07/31/30 10
141,600 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 91
99,120 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 46
425,000 g Egypt Government International Bond 5 .750 05/29/24 404
EGP 19,025,000 Egypt Government International Bond 15 .900 07/02/24 743
1,500,000 g Egypt Government International Bond 5 .800 09/30/27 1,239
725,000 g Egypt Government International Bond 7 .600 03/01/29 589
EUR 1,100,000 g Egypt Government International Bond 5 .625 04/16/30 814
EUR 700,000 g Egypt Government International Bond 6 .375 04/11/31 519
325,000 g Egypt Government International Bond 7 .053 01/15/32 237
2,700,000 g Egypt Government International Bond 8 .500 01/31/47 1,795
650,000 g El Salvador Government International Bond 6 .375 01/18/27 284
1,445,000 g El Salvador Government International Bond 7 .125 01/20/50 558
1,425,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,019
200,000 † European Bank for Reconstruction & Development 10 .000 02/28/23 166
3,500,000 European Investment Bank 4 .875 02/15/36 3,721
2,000,000 g Export-Import Bank of India 3 .875 02/01/28 1,849
3,975,000 g Export-Import Bank of India 2 .250 01/13/31 3,119
2,800,000 Export-Import Bank of Korea 0 .750 09/21/25 2,501
3,350,000 Export-Import Bank of Korea 1 .250 09/21/30 2,586
EUR 1,800,000 French Republic Government Bond OAT 0 .500 05/25/25 1,825
EUR 1,325,000 French Republic Government Bond OAT 0 .750 11/25/28 1,263
EUR 3,400,000 French Republic Government Bond OAT 1 .250 05/25/36 2,852
EUR 2,775,000 g French Republic Government Bond OAT 0 .500 05/25/40 1,885
EUR 860,000 French Republic Government Bond OAT 0 .750 05/25/52 486
2,325,000 †,g Ghana Government International Bond 8 .125 03/26/32 832
1,000,000 †,g Ghana Government International Bond 8 .627 06/16/49 345
600,000 g Guatemala Government Bond 6 .125 06/01/50 564
450,000 g Guatemala Government International Bond 4 .375 06/05/27 425
EUR 1,250,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 1,084
EUR 725,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 572
1,775,000 g Honduras Government International Bond 6 .250 01/19/27 1,562
HUF 345,000,000 Hungary Government Bond 5 .500 06/24/25 809
HUF 336,050,000 Hungary Government International Bond 3 .000 06/26/24 793
1,725,000 g Hungary Government International Bond 5 .250 06/16/29 1,648
1,150,000 g Hungary Government International Bond 2 .125 09/22/31 854
CAD 1,475,000 Hydro-Quebec 5 .000 02/15/45 1,188
200,000 Indonesia Government International Bond 4 .650 09/20/32 196
10,575,000 g Indonesia Government International Bond 4 .625 04/15/43 9,404
IDR 7,750,000,000 Indonesia Treasury Bond 8 .125 05/15/24 513

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
IDR 10,000,000,000 Indonesia Treasury Bond 6 .375% 04/15/32 $ 617
AUD 500,000 Inter-American Development Bank 4 .750 08/27/24 344
AUD 900,000 Inter-American Development Bank 2 .750 10/30/25 589
CAD 1,300,000 International Bank for Reconstruction & Development 1 .900 01/16/25 916
GBP 500,000 International Finance Corp 0 .250 12/15/25 538
$ 1,409,375 g Iraq Government International Bond 5 .800 01/15/28 1,297
ILS 3,100,000 Israel Government International Bond 5 .500 01/31/42 1,103
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 913
EUR 3,345,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 3,264
EUR 425,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 253
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 897
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 85
1,441,973 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 1,361
2,850,000 Jamaica Government International Bond 7 .875 07/28/45 3,203
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,560
2,500,000 g Japan Finance Organization for Municipalities 1 .000 05/21/25 2,284
JPY 140,000,000 Japan Finance Organization for Municipalities 0 .020 03/13/26 1,062
JPY 498,000,000 Japan Government Five Year Bond 0 .005 09/20/26 3,777
JPY 327,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 2,489
JPY 162,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 1,206
JPY 225,000,000 Japan Government Thirty Year Bond 0 .500 09/20/46 1,393
JPY 105,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 627
JPY 132,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 803
JPY 220,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 1,568
JPY 202,000,000 Japan Government Twenty Year Bond 1 .400 09/20/34 1,650
JPY 93,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 676
JPY 219,000,000 Japan Government Twenty Year Bond 0 .500 12/20/38 1,517
JPY 153,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,016
JPY 385,000,000 Japan Government Twenty Year Bond 1 .100 09/20/42 2,834
JPY 320,000,000 Japan Government Two Year Bond 0 .005 11/01/24 2,437
925,000 g Jordan Government International Bond 4 .950 07/07/25 885
500,000 g Jordan Government International Bond 7 .750 01/15/28 506
1,025,000 g Jordan Government International Bond 5 .850 07/07/30 919
1,525,000 g Kenya Government International Bond 6 .875 06/24/24 1,399
975,000 g Kenya Government International Bond 7 .000 05/22/27 870
EUR 1,875,000 g Kingdom of Belgium Government Bond 0 .000 10/22/27 1,751
EUR 2,900,000 g Kingdom of Belgium Government Bond 0 .350 06/22/32 2,403
EUR 3,950,000 g Kingdom of Belgium Government Bond 1 .450 06/22/37 3,321
2,600,000 g Kommunalbanken AS. 2 .750 02/05/24 2,541
3,000,000 g Kommunalbanken AS. 1 .125 06/14/30 2,405
800,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 778
6,975,000 g Korea Electric Power Corp 1 .125 06/15/25 6,318
KRW 1,050,000,000 Korea Treasury Bond 2 .875 06/10/24 820
KRW 1,270,000,000 Korea Treasury Bond 1 .500 03/10/25 956
KRW 1,800,000,000 Korea Treasury Bond 1 .500 12/10/26 1,303
KRW 2,400,000,000 Korea Treasury Bond 2 .000 06/10/31 1,649
KRW 1,225,000,000 Korea Treasury Bond 2 .375 12/10/31 864
KRW 2,380,000,000 Korea Treasury Bond 2 .375 09/10/38 1,572
KRW 400,000,000 Korea Treasury Bond 1 .875 09/10/41 238
KRW 365,000,000 Korea Treasury Bond 2 .500 03/10/52 228
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 347
1,750,000 †,q Lebanon Government International Bond 6 .750 11/29/27 101
MYR 3,960,000 Malaysia Government Bond 3 .757 05/22/40 830
MXN 23,500,000 Mexican Bonos 5 .750 03/05/26 1,091
MXN 13,700,000 Mexican Bonos 8 .500 11/18/38 665
3,375,000 e Mexico Government International Bond 3 .250 04/16/30 2,940
3,001,000 Mexico Government International Bond 6 .050 01/11/40 2,911
6,650,000 Mexico Government International Bond 4 .280 08/14/41 5,127
3,500,000 Mexico Government International Bond 4 .600 02/10/48 2,699
5,075,000 Mexico Government International Bond 4 .400 02/12/52 3,731

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 900,000 g Morocco Government International Bond 1 .500% 11/27/31 $ 709
$ 4,050,000 g Morocco Government International Bond 5 .500 12/11/42 3,468
1,675,000 g Namibia Government International Bond 5 .250 10/29/25 1,566
EUR 400,000 g Netherlands Government International Bond 2 .750 01/15/47 433
EUR 1,000,000 g Netherlands Government International Bond 0 .000 01/15/52 512
AUD 500,000 New South Wales Treasury Corp 4 .000 05/20/26 340
AUD 2,690,000 New South Wales Treasury Corp 3 .000 04/20/29 1,690
NZD 2,485,000 New Zealand Government International Bond 0 .500 05/15/24 1,482
NZD 1,175,000 New Zealand Government International Bond 2 .750 04/15/25 711
NZD 625,000 New Zealand Government International Bond 4 .500 04/15/27 396
NZD 735,000 New Zealand Government International Bond 2 .000 05/15/32 378
400,000 g Nigeria Government International Bond 6 .500 11/28/27 322
925,000 g Nigeria Government International Bond 8 .375 03/24/29 766
NOK 17,250,000 g Norway Government International Bond 2 .000 04/26/28 1,666
1,100,000 g Oman Government International Bond 6 .000 08/01/29 1,104
2,400,000 g Oman Government International Bond 6 .250 01/25/31 2,417
21,300,000 g OMERS Finance Trust 2 .500 05/02/24 20,592
15,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 14,211
275,000 g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 143
500,000 g Pakistan Government International Bond 6 .000 04/08/26 198
6,000,000 Panama Bonos del Tesoro 3 .362 06/30/31 4,830
2,025,000 Panama Government International Bond 4 .300 04/29/53 1,462
3,150,000 Panama Notas del Tesoro 3 .750 04/17/26 2,963
925,000 g Paraguay Government International Bond 5 .400 03/30/50 797
1,360,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,338
3,000,000 Peruvian Government International Bond 1 .862 12/01/32 2,188
1,970,000 Peruvian Government International Bond 3 .000 01/15/34 1,552
PEN 3,515,000 g Peruvian Government International Bond 5 .400 08/12/34 742
2,645,000 Philippine Government International Bond 4 .200 03/29/47 2,253
CAD 1,600,000 Province of Ontario Canada 2 .600 06/02/25 1,142
CAD 875,000 Province of Ontario Canada 2 .150 06/02/31 561
CAD 875,000 Province of Ontario Canada 1 .900 12/02/51 394
CAD 650,000 Province of Quebec Canada 2 .750 09/01/27 458
6,000,000 Province of Quebec Canada 7 .500 09/15/29 7,047
2,050,000 g Qatar Government International Bond 3 .750 04/16/30 1,988
5,900,000 g Qatar Government International Bond 4 .400 04/16/50 5,406
EUR 425,000 g Republic of Cameroon International Bond 5 .950 07/07/32 336
500,000 g Republic of Guatemala 4 .650 10/07/41 401
7,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 4,947
1,000,000 g Republic of Paraguay 6 .100 08/11/44 961
1,425,000 Republic of Poland Government International Bond 5 .750 11/16/32 1,521
200,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 181
ZAR 18,725,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 928
350,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 302
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,101
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 476
RON 6,075,000 Romanian Government International Bond 4 .000 10/25/23 1,286
1,850,000 g Romanian Government International Bond 3 .000 02/14/31 1,458
EUR 600,000 g Romanian Government International Bond 2 .000 01/28/32 428
EUR 500,000 g Romanian Government International Bond 2 .000 04/14/33 343
3,300,000 g Romanian Government International Bond 4 .000 02/14/51 2,180
3,550,000 g Rwanda International Government Bond 5 .500 08/09/31 2,685
3,000,000 g Saudi Government International Bond 3 .250 10/26/26 2,866
6,775,000 g Saudi Government International Bond 4 .500 04/17/30 6,725
6,150,000 g Saudi Government International Bond 3 .750 01/21/55 4,862
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 921
EUR 425,000 g Senegal Government International Bond 5 .375 06/08/37 305
1,000,000 g Senegal Government International Bond 6 .750 03/13/48 704
EUR 1,250,000 g Serbia Government International Bond 1 .500 06/26/29 957

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 575,000 g Serbia Government International Bond 2 .050% 09/23/36 $ 346
$ 3,450,000 g Serbia International Bond 2 .125 12/01/30 2,480
RSD 96,000,000 Serbia Treasury Bonds 5 .875 02/08/28 834
RSD 31,700,000 Serbia Treasury Bonds 4 .500 08/20/32 237
SGD 815,000 Singapore Government Bond 3 .500 03/01/27 624
SGD 2,030,000 Singapore Government Bond 1 .625 07/01/31 1,348
2,000,000 South Africa Government International Bond 5 .875 09/16/25 2,003
ZAR 15,100,000 South Africa Government International Bond 8 .750 01/31/44 693
2,800,000 e South Africa Government International Bond 5 .375 07/24/44 2,102
525,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 539
EUR 2,550,000 g Spain Government International Bond 2 .750 10/31/24 2,720
EUR 845,000 g Spain Government International Bond 1 .400 07/30/28 823
EUR 1,475,000 g Spain Government International Bond 0 .600 10/31/29 1,325
EUR 625,000 g Spain Government International Bond 0 .100 04/30/31 510
EUR 2,350,000 g Spain Government International Bond 1 .200 10/31/40 1,653
3,100,000 State of Israel 3 .375 01/15/50 2,373
6,590,000 Svensk Exportkredit AB 1 .750 12/12/23 6,401
SEK 11,000,000 g Sweden Government International Bond 2 .500 05/12/25 1,047
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 740
THB 24,400,000 Thailand Government International Bond 3 .300 06/17/38 709
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,277
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/28 185
EUR 2,025,000 g Ukraine Government International Bond 4 .375 01/27/32 340
GBP 1,220,000 United Kingdom Gilt 1 .625 10/22/28 1,325
GBP 425,000 United Kingdom Gilt 0 .500 01/31/29 426
GBP 2,450,000 United Kingdom Gilt 1 .750 09/07/37 2,230
GBP 275,000 United Kingdom Gilt 1 .250 10/22/41 211
GBP 575,000 United Kingdom Gilt 1 .500 07/22/47 424
GBP 1,875,000 United Kingdom Gilt 0 .625 10/22/50 1,010
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 496
5,280,000 Uruguay Government International Bond 4 .375 01/23/31 5,245
UYU 20,300,000 Uruguay Government International Bond 8 .250 05/21/31 438
1,400,000 Uruguay Government International Bond 5 .100 06/18/50 1,372
TOTAL FOREIGN GOVERNMENT BONDS 443,551
MORTGAGE BACKED - 19.9%
6,956,056 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 6,616
6,000,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 5,697
4,466,400 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 4,658
17,830,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 17,788
30,200,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 30,869
21,395,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 22,457
12,910,552 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 12,826
4,043,980 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 355
8,573,355 i FHLMC LIBOR 1 M + 9.920% 3 .011 06/15/48 8,012
6,468,646 i FHLMC LIBOR 1 M + 9.840% 2 .931 10/15/48 5,886
19,339,909 FHLMC 3 .000 11/01/49 17,245
17,447,519 FHLMC 2 .000 09/25/50 2,054
37,354,739 FHLMC 2 .500 02/25/51 5,907
35,186,061 FHLMC 3 .000 11/01/51 31,403
5,033,836 FHLMC 3 .000 11/01/51 4,475
3,180,826 FHLMC 3 .000 11/01/51 2,850
4,457,511 FHLMC 3 .000 11/01/51 3,978
42,216,134 FHLMC 2 .000 02/01/52 34,599
41,473,061 FHLMC 2 .500 02/01/52 35,358
33,785,490 FHLMC 2 .500 03/01/52 28,804
4,867,366 FHLMC 3 .000 04/01/52 4,293
17,398,562 h FHLMC 3 .500 05/01/52 15,822
1,098,174 FHLMC 3 .500 06/01/52 1,002
18,225,734 FHLMC 4 .500 06/01/52 17,543
17,465,972 FHLMC 4 .500 07/01/52 16,812

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,213,019 FHLMC 4 .000% 08/25/52 $ 2,748
33,209,952 FHLMC 6 .000 11/01/52 33,720
179 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
6,233 FGLMC 8 .000 01/01/31 6
4,199 FGLMC 7 .000 01/01/32 4
238,316 FGLMC 4 .500 07/01/33 235
1,755,039 FGLMC 7 .000 12/01/33 1,823
501,615 FGLMC 4 .500 10/01/34 495
313,192 FGLMC 4 .500 04/01/35 309
480,152 FGLMC 7 .000 05/01/35 494
1,337,601 FGLMC 5 .000 06/01/36 1,368
455,335 FGLMC 5 .000 07/01/39 462
62,032 FGLMC 4 .500 12/01/43 61
34,764 FGLMC 4 .500 02/01/44 34
1,307,184 FGLMC 4 .500 10/01/44 1,278
612,474 FGLMC 4 .500 11/01/44 602
963,187 FGLMC 4 .500 11/01/44 948
587,075 FGLMC 4 .500 12/01/44 577
803,341 FGLMC 4 .500 12/01/44 790
3,394,175 FGLMC 3 .500 04/01/45 3,169
692,626 FGLMC 4 .500 05/01/45 667
15,138,533 FGLMC 3 .500 08/01/45 14,118
1,549,711 FGLMC 4 .500 06/01/47 1,536
2,718,864 FGLMC 4 .000 09/01/47 2,601
2,616,017 FGLMC 3 .500 12/01/47 2,434
9,554,054 FGLMC 4 .500 08/01/48 9,446
4,398,050 FGLMC 4 .500 10/01/48 4,340
7,055,341 FGLMC 3 .500 11/01/48 6,566
6,066 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 6
2,031 FNMA 9 .000 11/01/25 2
2,262,291 FNMA 3 .500 05/01/32 2,209
13,633,977 FNMA 3 .000 10/01/32 12,975
236,530 FNMA 4 .500 10/01/33 233
423,400 FNMA 4 .500 05/01/35 416
2,619,207 FNMA 5 .000 05/01/35 2,675
1,216,832 FNMA 5 .000 10/01/35 1,243
1,020,976 FNMA 5 .000 02/01/36 1,041
11,245,901 FNMA 3 .500 09/01/37 10,762
4,061,186 FNMA 3 .500 10/01/37 3,885
26,191,089 FNMA 4 .000 11/01/37 25,562
2,861,262 FNMA 5 .500 11/01/38 2,967
1,041,667 FNMA 3 .000 10/01/39 945
12,551,493 FNMA 3 .000 05/01/40 11,395
1,707,237 FNMA 5 .000 09/01/40 1,729
3,636,191 FNMA 5 .000 05/01/41 3,682
29,814,988 FNMA 2 .000 03/01/42 25,132
9,629,588 FNMA 4 .000 09/01/42 9,226
7,432,589 FNMA 3 .500 04/01/43 6,952
6,498,231 FNMA 3 .500 09/01/43 6,093
5,437,910 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 541
6,802,386 FNMA 4 .500 03/01/44 6,743
3,024,856 FNMA 4 .500 06/01/44 2,968
2,989,984 FNMA 4 .500 10/01/44 2,938
4,987,604 FNMA 4 .500 11/01/44 4,895
1,582,400 FNMA 5 .000 11/01/44 1,608
1,894,437 FNMA 4 .500 12/01/44 1,861
1,995,115 FNMA 4 .000 01/01/45 1,906
558,106 FNMA 4 .500 03/01/45 548
285,611 FNMA 4 .500 04/01/45 281
6,857,192 FNMA 3 .500 05/01/45 6,408
8,762,869 FNMA 3 .500 01/01/46 8,146

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,024,418 FNMA 4 .000% 04/01/46 $ 979
7,199,198 FNMA 3 .500 06/01/46 6,685
9,070,297 FNMA 3 .500 07/01/46 8,424
16,212,447 FNMA 3 .500 07/01/46 15,170
1,502,125 FNMA 3 .000 10/01/46 1,330
9,042,928 FNMA 3 .500 10/01/46 8,395
3,477,736 FNMA 4 .500 05/01/47 3,448
364,327 FNMA 3 .000 11/01/47 323
6,762,750 FNMA 3 .500 11/01/47 6,318
14,456,270 FNMA 3 .500 01/01/48 13,439
5,832,335 FNMA 4 .500 01/01/48 5,743
5,264,760 FNMA 4 .500 02/01/48 5,190
20,939,821 FNMA 4 .500 03/01/48 20,631
4,168,587 FNMA 4 .500 05/01/48 4,112
2,910,849 FNMA 4 .500 05/01/48 2,871
8,031,105 FNMA 5 .000 08/01/48 8,084
457,978 FNMA 3 .000 06/01/49 399
18,873,950 FNMA 3 .000 07/01/50 16,808
12,227,999 FNMA 2 .000 08/25/50 1,728
33,104,139 FNMA 2 .500 11/25/50 4,817
10,863,289 FNMA 3 .000 12/25/50 1,710
4,094,731 FNMA 3 .000 02/25/51 836
78,073,253 FNMA 2 .000 04/01/51 63,747
12,174,977 FNMA 3 .000 09/01/51 10,830
12,111,257 FNMA 2 .500 11/25/51 1,642
32,528,338 FNMA 2 .000 12/01/51 26,655
11,078,093 FNMA 2 .000 01/01/52 9,140
1,504,202 FNMA 3 .000 01/01/52 1,328
40,088,866 FNMA 2 .000 02/01/52 32,746
30,060,712 FNMA 2 .500 02/01/52 25,628
37,387,422 FNMA 2 .500 02/01/52 31,875
9,844,158 FNMA 2 .500 02/01/52 8,382
13,172,445 FNMA 3 .500 02/01/52 12,082
36,761,632 FNMA 2 .000 03/01/52 30,097
6,188,509 FNMA 2 .000 03/01/52 5,054
5,820,678 FNMA 3 .000 04/01/52 5,133
38,666,645 FNMA 3 .000 04/01/52 34,091
82,132,378 FNMA 3 .000 04/01/52 72,447
40,317,199 FNMA 3 .000 04/01/52 35,555
7,712,927 FNMA 3 .000 04/01/52 6,802
4,081,609 FNMA 3 .500 04/01/52 3,709
44,882,569 FNMA 4 .000 05/01/52 42,120
50,400,275 FNMA 3 .500 06/01/52 45,941
31,036,674 FNMA 4 .000 06/01/52 29,114
9,050,512 FNMA 4 .500 06/01/52 8,711
56,631,138 FNMA 4 .000 07/01/52 53,140
8,234,507 FNMA 4 .500 07/01/52 7,927
8,699,242 FNMA 4 .500 07/01/52 8,380
5,423,306 FNMA 4 .500 07/01/52 5,221
54,629,614 FNMA 5 .000 08/01/52 53,874
5,298,234 FNMA 4 .500 08/25/52 4,678
17,957,425 FNMA 4 .000 09/01/52 16,845
113,970,732 FNMA 4 .500 09/01/52 109,706
24,283,865 FNMA 5 .000 09/01/52 23,948
4,028,266 FNMA 4 .000 09/25/52 3,526
4,595,770 FNMA 4 .000 09/25/52 4,086
88,727,640 h FNMA 4 .000 10/01/52 83,230
3,842,911 FNMA 4 .500 10/25/52 3,653
4,389,008 FNMA 4 .500 10/25/52 4,192
7,104,681 FNMA 5 .500 11/25/52 7,037
2,122,632 g,i Freddie Mac STACR REMIC Trust 5 .578 01/25/34 2,094

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,284,796 g,i Freddie Mac STACR REMIC Trust 5 .428% 10/25/41 $ 1,222
5,450,000 g,i Freddie Mac STACR REMIC Trust 7 .328 10/25/41 5,096
3,130,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 3,109
29,350,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 29,547
3,100,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 3,079
15,170,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 15,491
2,615,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 2,587
7,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .647 11/25/41 7,083
29,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328 02/25/42 28,826
31,100,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 32,562
16,775,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 16,931
10,984,027 Government National Mortgage Association (GNMA) 3 .700 10/15/33 10,525
187,619 GNMA 5 .000 04/15/38 190
231,941 GNMA 6 .500 11/20/38 245
445,122 GNMA 5 .000 06/15/39 450
853,678 GNMA 5 .000 06/15/39 869
9,866,082 GNMA 3 .700 08/15/40 9,420
10,673,466 GNMA 2 .500 12/20/43 9,562
4,553,940 GNMA 4 .500 12/20/45 4,475
4,145,682 GNMA 4 .000 06/20/46 573
7,864,223 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 916
5,830,500 GNMA 2 .500 02/20/52 4,829
5,668,006 GNMA 2 .500 05/20/52 4,911
118,151,927 GNMA 3 .000 05/20/52 105,206
4,919,899 GNMA 3 .500 07/20/52 4,521
5,177,731 GNMA 4 .000 07/20/52 4,389
12,881,323 GNMA 4 .000 08/20/52 12,190
7,970,956 GNMA 4 .000 09/20/52 7,543
9,188,528 GNMA 4 .500 09/20/52 8,312
7,802,543 GNMA 4 .500 09/20/52 7,304
6,503,620 GNMA 4 .500 09/20/52 6,096
10,412,204 h GNMA 5 .000 11/20/52 10,320
11,038,155 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 8,487
2,210,016 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 1,907
4,932,421 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 4,252
11,423,250 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 9,219
2,773,059 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 2,098
7,775,702 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 6,459
5,796,784 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 4,859
7,069,468 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 5,653
14,583,696 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 11,286
25,006,714 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 21,353
19,792,493 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 16,171
10,666,926 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 8,514
6,424,769 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 5,137
TOTAL MORTGAGE BACKED 2,131,693
MUNICIPAL BONDS - 3.0%
2,975,000 Chicago Housing Authority 3 .682 01/01/25 2,895
245,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 236
1,000,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 885
845,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 708
2,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 1,511
3,995,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 3,519
4,940,000 City of New York NY 3 .200 12/01/26 4,652
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4 .353 07/01/25 1,537
4,055,000 Commonwealth Financing Authority 3 .864 06/01/38 3,564

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 19,355,000 Commonwealth Financing Authority 3 .807% 06/01/41 $ 15,972
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .368 10/01/23 1,475
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,474
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,359
2,250,000 County of Miami-Dade FL Aviation Revenue 3 .405 10/01/24 2,192
4,365,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 4,106
2,375,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,289
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,310
3,940,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 3,686
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,580
4,700,000 County of Miami-Dade FL Aviation Revenue 2 .529 10/01/30 3,902
3,730,000 County of Miami-Dade FL Aviation Revenue 3 .732 10/01/37 3,070
3,900,000 County of Miami-Dade FL Aviation Revenue 3 .982 10/01/41 3,211
9,160,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 8,108
2,000,000 Duke University 3 .199 10/01/38 1,626
5,080,000 Illinois Finance Authority 3 .944 08/15/47 3,876
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 3,985
1,360,000 New York City Housing Development Corp 3 .523 05/01/23 1,354
1,815,000 New York City Housing Development Corp 3 .573 11/01/23 1,793
1,000,000 New York City Housing Development Corp 3 .650 05/01/24 982
5,680,000 New York State Dormitory Authority 3 .998 07/01/39 4,907
10,605,000 New York State Dormitory Authority 4 .294 07/01/44 9,162
6,000,000 New York State Dormitory Authority 3 .879 07/01/46 4,746
5,000,000 New York State Thruway Authority 2 .256 01/01/25 4,747
6,460,000 New York State Thruway Authority 2 .406 01/01/26 6,004
4,750,000 New York State Thruway Authority 2 .500 01/01/27 4,323
3,400,000 Port of Corpus Christi Authority of Nueces County 3 .287 12/01/23 3,363
1,500,000 Port of Corpus Christi Authority of Nueces County 3 .387 12/01/24 1,465
1,000,000 Port of Corpus Christi Authority of Nueces County 3 .487 12/01/25 966
1,910,000 Public Finance Authority 4 .269 07/01/40 1,570
6,360,000 San Jose Redevelopment Agency 3 .375 08/01/34 5,580
13,060,000 State of California 4 .600 04/01/38 12,319
10,500,000 State of Illinois 3 .150 06/15/26 9,719
12,500,000 State of Illinois 3 .250 06/15/27 11,355
27,150,000 State of Illinois 5 .100 06/01/33 26,086
9,700,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 8,368
9,900,000 State of Wisconsin 3 .154 05/01/27 9,257
25,860,000 University of California 3 .063 07/01/25 24,880
10,230,000 University of California 4 .601 05/15/31 10,057
17,045,000 University of California 3 .931 05/15/45 14,923
21,000,000 University of Chicago 4 .151 10/01/45 17,996
7,620,000 University of Massachusetts Building Authority 3 .097 11/01/35 6,068
13,000,000 University of Massachusetts Building Authority 3 .434 11/01/40 10,422
20,000,000 University of New Mexico 3 .532 06/20/32 18,279
1,500,000 Utah Municipal Power Agency 2 .512 07/01/23 1,482
2,160,000 Virginia Port Authority 4 .228 07/01/36 1,938
390,000 Washington Convention & Sports Authority 3 .969 10/01/30 352
TOTAL MUNICIPAL BONDS 323,191
U.S. TREASURY SECURITIES - 18.1%
4,500,000 United States Treasury Bond 4 .750 02/15/37 4,916
22,750,000 United States Treasury Bond 3 .500 02/15/39 21,368
12,050,000 United States Treasury Bond 3 .875 08/15/40 11,754
20,935,000 United States Treasury Bond 4 .375 05/15/41 21,687
6,000,000 United States Treasury Bond 2 .750 11/15/42 4,809
35,680,000 United States Treasury Bond 3 .000 05/15/45 29,394
41,710,000 United States Treasury Bond 2 .875 08/15/45 33,583
52,140,000 United States Treasury Bond 2 .500 05/15/46 38,895
1,075,000 United States Treasury Bond 3 .000 05/15/47 879
30,710,000 United States Treasury Bond 2 .750 11/15/47 23,955

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,155,000 United States Treasury Bond 3 .125% 05/15/48 $ 5,173
51,995,000 United States Treasury Bond 3 .000 08/15/48 42,697
20,120,000 United States Treasury Bond 3 .375 11/15/48 17,748
36,152,676 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 35,156
14,575,000 United States Treasury Note 0 .125 01/31/23 14,531
4,475,000 United States Treasury Note 0 .125 03/31/23 4,429
9,875,000 United States Treasury Note 0 .125 05/31/23 9,699
5,145,000 United States Treasury Note 0 .125 08/31/23 4,990
73,500,000 United States Treasury Note 0 .250 11/15/23 70,675
165,655,000 United States Treasury Note 4 .250 12/31/24 165,079
2,205,000 United States Treasury Note 0 .250 10/31/25 1,972
169,430,000 United States Treasury Note 4 .000 12/15/25 168,345
30,850,000 United States Treasury Note 0 .500 10/31/27 26,094
186,596,000 United States Treasury Note 4 .125 10/31/27 187,281
114,025,000 United States Treasury Note 3 .875 12/31/27 113,397
1,250,000 United States Treasury Note 1 .250 09/30/28 1,074
33,320,000 United States Treasury Note 4 .000 10/31/29 33,330
68,948,000 United States Treasury Note 2 .875 05/15/32 63,540
289,666,400 United States Treasury Note 4 .125 11/15/32 295,595
10,000,000 United States Treasury Note 1 .125 08/15/40 6,210
85,325,800 United States Treasury Note 2 .375 02/15/42 65,148
26,721,000 United States Treasury Note 3 .250 05/15/42 23,427
91,758,000 United States Treasury Note 3 .375 08/15/42 82,009
40,200,000 e United States Treasury Note 4 .000 11/15/42 39,358
250,102,000 United States Treasury Note 2 .250 02/15/52 173,919
116,385,000 United States Treasury Note 3 .000 08/15/52 95,890
TOTAL U.S. TREASURY SECURITIES 1,938,006
TOTAL GOVERNMENT BONDS 4,870,394
(Cost $5,276,243)
STRUCTURED ASSETS - 18.0%
ASSET BACKED - 6.6%
5,000,000 g,i AGL CLO 19 Ltd 4 .908 07/21/35 4,933
Series - 2022 19A (Class B1)
7,100,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5 .729 01/17/35 6,840
Series - 2021 16A (Class B)
7,500,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 5 .743 04/20/34 7,184
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 3,856
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 5,719
Series - 2020 3 (Class D)
3,499,000 g AMSR Trust 3 .148 01/19/39 3,096
Series - 2019 SFR1 (Class C)
3,347,000 g AMSR Trust 3 .247 01/19/39 2,942
Series - 2019 SFR1 (Class D)
74,236 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
1,825,000 g Avis Budget Rental Car Funding AESOP LLC 2 .970 03/20/24 1,819
Series - 2017 2A (Class A)
9,500,000 g Avis Budget Rental Car Funding AESOP LLC 1 .380 08/20/27 8,271
Series - 2021 1A (Class A)
4,400,000 g BHG Securitization Trust 1 .670 10/17/34 3,703
Series - 2021 B (Class B)
2,096,607 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,969
Series - 2019 A (Class A)
EUR 734,910 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 4 .291 05/22/31 746
Series - 2021 1A (Class D)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 12,236,086 g Capital Automotive REIT 2 .690% 02/15/50 $ 11,405
Series - 2020 1A (Class A1)
5,776,468 g Capital Automotive REIT 1 .440 08/15/51 4,948
Series - 2021 1A (Class A1)
4,223,831 g Capital Automotive REIT 1 .920 08/15/51 3,624
Series - 2021 1A (Class A3)
9,800,000 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 8,283
Series - 2020 1A (Class A1)
5,000,000 Carvana Auto Receivables Trust 0 .970 03/10/28 4,552
Series - 2021 N2 (Class A2)
1,000,000 Carvana Auto Receivables Trust 1 .270 03/10/28 946
Series - 2021 N2 (Class D)
EUR 595,590 g,i Cassia SRL EURIBOR 3 M + 3.500% 5 .321 05/22/34 591
Series - 2022 1A (Class B)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 3,992
Series - 2020 1A (Class B1R)
649,946 i C-BASS Trust LIBOR 1 M + 0.160% 3 .039 07/25/36 614
Series - 2006 CB6 (Class A1)
17,348,566 g CF Hippolyta LLC 1 .690 07/15/60 15,485
Series - 2020 1 (Class A1)
5,110,380 g CF Hippolyta LLC 1 .990 07/15/60 4,215
Series - 2020 1 (Class A2)
2,970,147 g CF Hippolyta LLC 2 .280 07/15/60 2,592
Series - 2020 1 (Class B1)
19,034,410 g CF Hippolyta LLC 1 .530 03/15/61 16,459
Series - 2021 1A (Class A1)
4,520,672 g CF Hippolyta LLC 1 .980 03/15/61 3,769
Series - 2021 1A (Class B1)
428,194 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 409
Series - 2004 2 (Class 1M2)
1,493,086 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 5 .463 07/20/30 1,478
Series - 2017 3A (Class A1)
2,000,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 5 .679 11/16/30 1,948
Series - 2017 5A (Class A2)
5,500,000 g,i CIFC Funding Ltd 7 .214 10/22/35 5,502
Series - 2022 7A (Class B1)
58,932 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 57
Series - 2002 1 (Class AF6)
6,520,000 i Citibank Credit Card Issuance Trust LIBOR 1 M + 0.770% 5 .062 05/14/29 6,398
Series - 2017 A6 (Class A6)
8,039,925 g DB Master Finance LLC 4 .021 05/20/49 7,456
Series - 2019 1A (Class A2II)
37,125,000 g DB Master Finance LLC 2 .045 11/20/51 31,689
Series - 2021 1A (Class A2I)
29,304,000 g DB Master Finance LLC 2 .493 11/20/51 24,086
Series - 2021 1A (Class A2II)
2,883,983 g Diamond Resorts Owner Trust 2 .890 02/20/32 2,819
Series - 2019 1A (Class A)
416,793 g Diamond Resorts Owner Trust 2 .700 11/21/33 380
Series - 2021 1A (Class C)
28,146,375 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 23,409
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 5 .794 07/18/30 3,691
Series - 2017 49A (Class BR)
4,000,000 g DT Auto Owner Trust 0 .840 10/15/26 3,840
Series - 2021 1A (Class C)
934,439 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 918
Series - 2007 2 (Class A2C)
4,272,280 g FCI Funding LLC 1 .130 04/15/33 4,172
Series - 2021 1A (Class A)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,173,351 g FNA VI LLC 1 .350% 01/10/32 $ 5,615
Series - 2021 1A (Class A)
1,885,067 g,i GoldenTree Loan Opportunities IX Ltd LIBOR 3 M + 1.110% 5 .525 10/29/29 1,872
Series - 2014 9A (Class AR2)
43,700,000 g,i Gracie Point International Funding 6 .795 07/01/24 43,706
Series - 2022 2A (Class A)
6,925,000 g,i Gracie Point International Funding 7 .395 07/01/24 6,926
Series - 2022 2A (Class B)
4,000,000 g GSCG Trust 2 .936 09/06/34 3,632
Series - 2019 600C (Class A)
251,369 g HERO Funding Trust 3 .280 09/20/48 232
Series - 2017 2A (Class A1)
502,738 g HERO Funding Trust 4 .070 09/20/48 468
Series - 2017 2A (Class A2)
24,000,000 g Hertz Vehicle Financing LLC 1 .210 12/26/25 22,173
Series - 2021 1A (Class A)
1,448,269 g Hilton Grand Vacations Trust 2 .660 12/26/28 1,425
Series - 2017 AA (Class A)
1,249,132 g Hilton Grand Vacations Trust 2 .960 12/26/28 1,220
Series - 2017 AA (Class B)
3,362,037 g Hilton Grand Vacations Trust 2 .340 07/25/33 3,140
Series - 2019 AA (Class A)
373,384 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 365
Series - 2003 1 (Class M1)
1,499,931 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 1,475
Series - 2018 SFR4 (Class B)
3,348,459 g JG Wentworth XXII LLC 3 .820 12/15/48 3,258
Series - 2010 3A (Class A)
5,000,000 g,i KKR Clo 32 Ltd LIBOR 3 M + 1.750% 5 .829 01/15/32 4,849
Series - 2020 32A (Class B)
3,500,000 g,i Madison Park Funding LV Ltd 5 .441 07/18/35 3,463
Series - 2022 55A (Class B1)
5,500,000 g,i Madison Park Funding XXI Ltd LIBOR 3 M + 1.650% 5 .729 10/15/32 5,320
Series - 2016 21A (Class A2RR)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6 .106 11/15/28 519
Series - 2016 18A (Class BR)
3,500,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5 .729 01/15/35 3,382
Series - 2021 3A (Class B)
4,259,715 g MVW LLC 1 .140 01/22/41 3,890
Series - 2021 1WA (Class A)
1,303,624 g MVW Owner Trust 2 .420 12/20/34 1,274
Series - 2017 1A (Class A)
1,501,604 g MVW Owner Trust 3 .450 01/21/36 1,454
Series - 2018 1A (Class A)
1,620,310 g MVW Owner Trust 2 .890 11/20/36 1,527
Series - 2019 1A (Class A)
5,275,632 g MVW Owner Trust 2 .220 10/20/38 4,980
Series - 2019 2A (Class A)
3,209,827 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 2,881
Series - 2020 HA (Class A)
5,542,667 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 4,792
Series - 2021 A (Class A)
2,697,756 g Navient Student Loan Trust 3 .390 12/15/59 2,549
Series - 2019 BA (Class A2A)
1,287,565 g,i Navient Student Loan Trust LIBOR 1 M + 0.980% 5 .298 12/15/59 1,257
Series - 2019 BA (Class A2B)
500,000 g,i NCMF Trust 7 .671 03/15/39 483
Series - 2022 MFP (Class D)
10,000,000 g,i Neuberger Berman CLO Ltd 5 .860 04/25/36 9,555
Series - 2022 48A (Class B)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,600,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 5 .793% 04/20/31 $ 8,343
Series - 2019 31A (Class BR)
1,000,000 g,i Neuberger Berman Loan Advisers Clo 43 Ltd LIBOR 3 M + 1.600% 5 .679 07/17/35 961
Series - 2021 43A (Class B)
6,650,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5 .844 01/18/36 6,434
Series - 2021 10A (Class B)
2,250,000 g,i OHA Credit Funding 6 Ltd LIBOR 3 M + 1.650% 5 .893 07/20/34 2,185
Series - 2020 6A (Class BR)
7,653,772 g OneMain Financial Issuance Trust 3 .840 05/14/32 7,598
Series - 2020 1A (Class A)
9,000,000 g OneMain Financial Issuance Trust 4 .890 10/14/34 8,786
Series - 2022 2A (Class A)
17,350,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 15,156
Series - 2020 2A (Class A)
21,646,000 g,i OneMain Financial Issuance Trust 4 .567 06/16/36 20,682
Series - 2021 1A (Class A2)
5,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 4,656
Series - 2021 A (Class A)
445,070 g Orange Lake Timeshare Trust 3 .100 11/08/30 431
Series - 2018 A (Class A)
8,000,000 g,i Palmer Square CLO Ltd 5 .763 04/20/35 7,749
Series - 2022 1A (Class B)
20,500,000 g PFS Financing Corp 1 .270 06/15/25 20,084
Series - 2020 A (Class A)
9,000,000 g PFS Financing Corp 1 .000 10/15/25 8,676
Series - 2020 E (Class A)
9,861,000 g PFS Financing Corp 0 .970 02/15/26 9,304
Series - 2020 G (Class A)
1,450,000 g Progress Residential Trust 2 .711 11/17/40 1,126
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 948
Series - 2021 A (Class D)
15,420,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 15,019
Series - 2020 2 (Class D)
3,690,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 3,521
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1 .670 10/15/27 31,316
Series - 2021 4 (Class D)
20,340,250 g SERVPRO Master Issuer LLC 2 .394 04/25/51 15,910
Series - 2021 1A (Class A2)
1,290,746 g Sierra Timeshare Receivables Funding LLC 3 .500 06/20/35 1,259
Series - 2018 2A (Class A)
1,435,984 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 1,380
Series - 2019 1A (Class A)
2,209,102 g Sierra Timeshare Receivables Funding LLC 2 .590 05/20/36 2,128
Series - 2019 2A (Class A)
1,289,534 g Sierra Timeshare Receivables Funding LLC 2 .340 08/20/36 1,219
Series - 2019 3A (Class A)
1,703,594 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,576
Series - 2021 1A (Class A)
1,847,155 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,689
Series - 2021 1A (Class B)
1,024,070 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 936
Series - 2021 1A (Class C)
2,938,788 g SMB Private Education Loan Trust 2 .430 02/17/32 2,808
Series - 2016 B (Class A2A)
4,901,094 g SMB Private Education Loan Trust 2 .880 09/15/34 4,698
Series - 2017 A (Class A2A)
5,748,874 g SMB Private Education Loan Trust 2 .820 10/15/35 5,473
Series - 2017 B (Class A2A)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,545,426 g SMB Private Education Loan Trust 3 .500% 02/15/36 $ 2,425
Series - 2018 A (Class A2A)
1,267,079 g SoFi Professional Loan Program LLC 2 .340 04/25/33 1,241
Series - 2016 D (Class A2B)
176,190 g SoFi Professional Loan Program LLC 2 .400 03/26/40 175
Series - 2017 A (Class A2B)
336,221 g SoFi Professional Loan Program LLC 2 .630 07/25/40 330
Series - 2017 C (Class A2B)
2,850,540 g SoFi Professional Loan Program LLC 2 .840 01/25/41 2,746
Series - 2017 F (Class A2FX)
5,182,565 g SoFi Professional Loan Program LLC 2 .950 02/25/42 4,984
Series - 2018 A (Class A2B)
2,008,289 g SoFi Professional Loan Program LLC 3 .690 06/15/48 1,941
Series - 2019 A (Class A2FX)
4,438,070 g SpringCastle America Funding LLC 1 .970 09/25/37 4,002
Series - 2020 AA (Class A)
9,021,000 g SpringCastle America Funding LLC 2 .660 09/25/37 7,894
Series - 2020 AA (Class B)
6,475,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 5,761
Series - 2020 1A (Class A2)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,074
Series - 2021 1A (Class A2)
132,868 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .289 09/25/34 129
Series - 2004 8 (Class M1)
1,795,500 g Taco Bell Funding LLC 4 .970 05/25/46 1,722
Series - 2016 1A (Class A23)
26,601,300 g Taco Bell Funding LLC 1 .946 08/25/51 22,479
Series - 2021 1A (Class A2I)
16,245,900 g Taco Bell Funding LLC 2 .294 08/25/51 13,051
Series - 2021 1A (Class A2II)
2,300,000 g Tesla Auto Lease Trust 0 .780 12/20/23 2,292
Series - 2020 A (Class A4)
7,000,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5 .943 10/20/34 6,750
Series - 2017 8A (Class A2R)
1,275,000 g Tricon American Homes Trust 2 .049 07/17/38 1,119
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0 .770 04/21/25 420
Series - 2020 C (Class C)
3,500,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 6 .087 01/10/23 3,500
Series - 2020 A (Class A)
19,434,050 g Wendy's Funding LLC 2 .370 06/15/51 15,690
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 714,263
OTHER MORTGAGE BACKED - 11.4%
3,000,000 g,i 20 Times Square Trust 3 .100 05/15/35 2,898
Series - 2018 20TS (Class B)
12,000,000 g,i 20 TSQ GROUNDCO LLC 3 .100 05/15/35 10,299
Series - 2018 20TS (Class E)
1,892,610 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .169 12/18/37 1,875
Series - 2021 FL4 (Class A)
1,145,603 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 1,021
Series - 2015 6 (Class A9)
5,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .568 04/15/34 4,283
Series - 2021 ACEN (Class C)
5,176,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 3,378
Series - 2021 8 (Class A3)
GBP 520,314 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
4 .875 07/22/31 552
Series - 2021 1A (Class D)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,067,340 i BANK 3 .952% 11/15/50 $ 912
Series - 2017 BNK8 (Class B)
2,500,000 i BANK 4 .096 11/15/50 2,043
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3 .093 10/17/52 836
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3 .203 12/15/52 3,211
Series - 2019 BN23 (Class AS)
1,000,000 i BANK 3 .851 07/15/60 819
Series - 2017 BNK6 (Class C)
1,693,142 BANK 2 .758 09/15/62 1,471
Series - 2019 BN20 (Class A2)
8,000,000 i BANK 3 .283 11/15/62 6,823
Series - 2019 BN24 (Class AS)
772,000 i BANK 3 .518 11/15/62 571
Series - 2019 BN24 (Class C)
6,864,387 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 5,489
Series - 2021 6 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 813
Series - 2018 CHRS (Class E)
4,204,301 BBCMS Mortgage Trust 3 .488 02/15/50 4,022
Series - 2017 C1 (Class ASB)
4,600,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 3,666
Series - 2020 IG2 (Class AM)
2,740,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,223
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 2,107
Series - 2020 IG3 (Class BXA)
3,452,143 Benchmark Mortgage Trust 4 .016 03/15/52 3,257
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust 3 .784 05/15/52 2,679
Series - 2019 B11 (Class AS)
1,500,000 Benchmark Mortgage Trust 3 .419 08/15/52 1,310
Series - 2019 B12 (Class AS)
830,000 Benchmark Mortgage Trust 4 .241 05/15/53 785
Series - 2018 B7 (Class A3)
5,921,744 i Benchmark Mortgage Trust 4 .510 05/15/53 5,739
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2 .355 07/15/54 714
Series - 2021 B27 (Class B)
10,000,000 i Benchmark Mortgage Trust 2 .244 08/15/54 7,143
Series - 2021 B28 (Class B)
10,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 7,751
Series - 2021 B28 (Class AS)
3,000,000 i BENCHMARK Mortgage Trust 4 .227 02/15/51 2,497
Series - 2018 B2 (Class C)
9,500,000 BMARK AS 2 .612 09/15/54 7,407
Series - 2021 B29 (Class AS)
2,360,000 g BWAY Mortgage Trust 3 .402 02/10/44 1,812
Series - 2022 26BW (Class A)
5,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.921% 5 .239 12/15/38 4,833
Series - 2021 CIP (Class A)
7,500,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 5 .589 12/15/38 7,214
Series - 2021 CIP (Class B)
1,235,704 g,i BX TRUST 7 .285 08/15/39 1,228
Series - 2022 PSB (Class B)
1,325,000 g BXP Trust 3 .459 08/13/37 1,152
Series - 2017 CC (Class A)
5,000,000 g BXP Trust 2 .618 01/15/44 3,755
Series - 2021 601L (Class A)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,500,000 g,i BXP Trust 2 .775% 01/15/44 $ 3,456
Series - 2021 601L (Class D)
10,000,000 g,i BXP Trust 2 .775 01/15/44 6,802
Series - 2021 601L (Class C)
3,858,395 CD Mortgage Trust 2 .622 08/10/49 3,647
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2 .926 08/10/49 7,953
Series - 2016 CD1 (Class AM)
5,750,000 i CD Mortgage Trust 3 .879 11/10/49 4,885
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 3 .980 11/10/49 806
Series - 2016 CD2 (Class C)
806,091 CD Mortgage Trust 3 .453 02/10/50 770
Series - 2017 CD3 (Class AAB)
500,000 i CD Mortgage Trust 4 .547 02/10/50 382
Series - 2017 CD3 (Class C)
4,596,057 CD Mortgage Trust 3 .220 08/15/50 4,350
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2 .812 08/15/57 3,123
Series - 2019 CD8 (Class ASB)
894,666 CFCRE Commercial Mortgage Trust 3 .121 05/10/58 829
Series - 2016 C4 (Class AHR)
355,859 i CHL Mortgage Pass-Through Trust 3 .671 02/20/35 353
Series - 2004 HYB9 (Class 1A1)
2,500,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 2,321
Series - 2013 375P (Class B)
4,500,000 g Citigroup Commercial Mortgage Trust 3 .341 05/10/36 4,421
Series - 2019 PRM (Class A)
1,054,000 i Citigroup Commercial Mortgage Trust 3 .732 04/10/46 1,046
Series - 2013 GC11 (Class B)
2,400,000 Citigroup Commercial Mortgage Trust 4 .023 03/11/47 2,353
Series - 2014 GC19 (Class A4)
1,700,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 1,563
Series - 2015 GC29 (Class B)
3,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 2,702
Series - 2015 GC29 (Class C)
5,000,573 Citigroup Commercial Mortgage Trust 3 .243 08/15/50 4,757
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3 .764 10/12/50 6,104
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,905
Series - 2015 GC33 (Class A4)
5,000,000 g COMM Mortgage Trust 3 .244 10/10/29 4,673
Series - 2017 PANW (Class A)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,511
Series - 2022 HC (Class C)
1,466,953 i COMM Mortgage Trust 4 .266 07/10/45 1,458
Series - 2013 CR9 (Class A4)
340,105 COMM Mortgage Trust 2 .853 10/15/45 338
Series - 2012 CR4 (Class A3)
1,185,000 g COMM Mortgage Trust 3 .147 03/10/46 1,176
Series - 2013 CR6 (Class AM)
4,197,221 g,i COMM Mortgage Trust 3 .903 06/10/46 4,123
Series - 2013 CR8 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .869 08/10/46 1,964
Series - 2013 CR10 (Class B)
5,000,000 g,i COMM Mortgage Trust 4 .869 08/10/46 4,866
Series - 2013 CR10 (Class C)
3,000,000 COMM Mortgage Trust 4 .199 03/10/47 2,913
Series - 2014 UBS2 (Class AM)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 750,000 COMM Mortgage Trust 4 .174% 05/10/47 $ 725
Series - 2014 CR17 (Class AM)
2,500,000 g,i COMM Mortgage Trust 4 .767 06/10/47 2,250
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3 .917 10/10/47 5,082
Series - 2014 LC17 (Class A5)
5,205,000 i COMM Mortgage Trust 4 .188 10/10/47 5,006
Series - 2014 LC17 (Class AM)
2,288,546 i COMM Mortgage Trust 4 .490 10/10/47 2,169
Series - 2014 LC17 (Class B)
2,825,979 i COMM Mortgage Trust 3 .829 02/10/48 2,610
Series - 2015 LC19 (Class B)
1,000,000 g COMM Mortgage Trust 3 .000 03/10/48 785
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust 3 .309 03/10/48 1,376
Series - 2015 CR22 (Class A5)
3,382,775 i COMM Mortgage Trust 3 .603 03/10/48 3,192
Series - 2015 CR22 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .926 03/10/48 1,854
Series - 2015 CR22 (Class B)
2,175,000 i COMM Mortgage Trust 4 .070 03/10/48 1,982
Series - 2015 CR22 (Class C)
7,380,000 COMM Mortgage Trust 3 .801 05/10/48 6,971
Series - 2015 CR23 (Class AM)
4,500,000 i COMM Mortgage Trust 4 .183 05/10/48 4,167
Series - 2015 CR23 (Class B)
2,549,000 i COMM Mortgage Trust 4 .301 05/10/48 2,333
Series - 2015 CR23 (Class C)
2,348,693 COMM Mortgage Trust 3 .421 07/10/48 2,287
Series - 2015 LC21 (Class ASB)
4,000,000 i COMM Mortgage Trust 3 .463 08/10/48 3,267
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3 .696 08/10/48 2,432
Series - 2015 CR24 (Class A5)
5,000,000 i COMM Mortgage Trust 4 .028 08/10/48 4,718
Series - 2015 CR24 (Class AM)
2,000,000 i COMM Mortgage Trust 4 .344 08/10/48 1,852
Series - 2015 CR24 (Class B)
1,467,000 i COMM Mortgage Trust 4 .344 08/10/48 1,319
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust 3 .612 10/10/48 1,286
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3 .630 10/10/48 3,052
Series - 2015 CR26 (Class A4)
1,575,000 COMM Mortgage Trust 3 .774 10/10/48 1,500
Series - 2015 LC23 (Class A4)
1,875,000 i COMM Mortgage Trust 4 .467 10/10/48 1,746
Series - 2015 CR26 (Class B)
4,855,000 i COMM Mortgage Trust 4 .554 10/10/48 4,356
Series - 2015 LC23 (Class C)
1,002,026 COMM Mortgage Trust 3 .651 02/10/49 942
Series - 2016 CR28 (Class AHR)
4,650,000 i COMM Mortgage Trust 4 .605 02/10/49 4,321
Series - 2016 CR28 (Class B)
6,500,000 COMM Mortgage Trust 3 .263 08/15/57 5,431
Series - 2019 GC44 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .524 08/15/57 1,499
Series - 2019 GC44 (Class C)
2,600,000 i COMM MORTGAGE TRUST 4 .341 05/10/51 2,371
Series - 2018 COR3 (Class AM)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,722,308 g,i Connecticut Avenue Securities Trust 5 .478% 10/25/41 $ 1,680
Series - 2021 R01 (Class 1M2)
1,870,000 g,i Connecticut Avenue Securities Trust 7 .228 11/25/41 1,731
Series - 2021 R02 (Class 2B1)
18,155,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 18,407
Series - 2022 R03 (Class 1M2)
5,970,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 5,789
Series - 2022 R05 (Class 2M2)
9,405,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 9,342
Series - 2022 R08 (Class 1M2)
11,490,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 11,740
Series - 2022 R09 (Class 2M2)
7,400,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 6,613
Series - 2017 CALI (Class B)
1,910,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 5 .918 05/15/36 1,872
Series - 2019 ICE4 (Class D)
8,588,033 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 7,018
Series - 2021 NQM8 (Class A3)
4,270,400 g,i CSMC Series 3 .388 10/25/59 3,514
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4 .466 10/15/51 8,831
Series - 2018 C1 (Class A4)
7,883,306 DBJPM Mortgage Trust 2 .756 08/10/49 7,530
Series - 2016 C3 (Class ASB)
8,886,397 DBJPM Mortgage Trust 3 .121 06/10/50 8,450
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,111
Series - 2020 C9 (Class AM)
17,410,000 g DBUBS Mortgage Trust 3 .452 10/10/34 16,383
Series - 2017 BRBK (Class A)
15,500,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 14,177
Series - 2017 BRBK (Class B)
5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.120% 5 .438 11/15/38 4,772
Series - 2021 ELP (Class B)
7,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 5 .638 11/15/38 6,664
Series - 2021 ELP (Class C)
6,870,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 6,339
Series - 2021 ELP (Class E)
4,999,900 g,i EQUS Mortgage Trust LIBOR 1 M + 0.755% 5 .073 10/15/38 4,820
Series - 2021 EQAZ (Class A)
4,729,905 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .618 10/15/38 4,355
Series - 2021 EQAZ (Class E)
5,936,285 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 10/25/52 5,352
Series - 2022 5262 (Class EZ)
7,084,497 FHLMC 5 .500 11/25/52 7,186
Series - 2022 5270 (Class CZ)
2,412,806 g,i Flagstar Mortgage Trust 4 .035 10/25/47 2,085
Series - 2017 2 (Class B3)
150,887 g,i Flagstar Mortgage Trust 4 .000 09/25/48 143
Series - 2018 5 (Class A11)
3,275,743 g,i Flagstar Mortgage Trust 2 .500 04/25/51 2,519
Series - 2021 2 (Class A4)
9,393,685 g,i Flagstar Mortgage Trust 2 .500 06/01/51 7,223
Series - 2021 4 (Class A21)
7,160,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 6,488
Series - 2022 DNA1 (Class M2)
16,690,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 16,516
Series - 2022 DNA3 (Class M1B)
GBP 900,000 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
6 .171 11/20/33 970
Series - 2021 1A (Class GBD)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,430,000 g GS Mortgage Securities Corp II 2 .954% 11/05/34 $ 3,883
Series - 2012 BWTR (Class A)
5,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 1.250% 5 .568 11/15/36 4,849
Series - 2021 ARDN (Class A)
2,600,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 7 .668 11/15/36 2,409
Series - 2021 ARDN (Class E)
1,130,000 g,i GS Mortgage Securities Corp II 3 .475 09/10/37 1,002
Series - 2017 375H (Class A)
2,500,000 g,i GS Mortgage Securities Corp II 3 .483 09/10/37 2,136
Series - 2017 375H (Class B)
1,350,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 1,268
Series - 2015 GC30 (Class AS)
5,235,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 1.850% 6 .168 07/15/31 4,645
Series - 2018 TWR (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6 .018 07/15/31 1,857
Series - 2018 TWR (Class C)
626,323 GS Mortgage Securities Trust 3 .206 02/10/48 610
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3 .396 02/10/48 2,699
Series - 2015 GC28 (Class A5)
7,400,000 i GS Mortgage Securities Trust 4 .018 07/10/48 6,923
Series - 2015 GC32 (Class AS)
1,897,083 GS Mortgage Securities Trust 3 .278 10/10/48 1,830
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 1,798
Series - 2016 GS3 (Class AS)
1,500,000 i GS Mortgage Securities Trust 3 .954 11/10/49 1,268
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3 .674 03/10/50 1,866
Series - 2017 GS5 (Class A4)
4,150,000 i GS Mortgage Securities Trust 3 .826 03/10/50 3,783
Series - 2017 GS5 (Class AS)
10,504,141 GS Mortgage Securities Trust 3 .230 05/10/50 10,062
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3 .433 05/10/50 5,552
Series - 2017 GS6 (Class A3)
2,540,000 i GS Mortgage Securities Trust 4 .025 05/10/50 2,334
Series - 2015 GC30 (Class B)
5,000,000 i GS Mortgage Securities Trust 4 .069 05/10/50 4,471
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,802
Series - 2017 GS8 (Class ABP)
4,844,000 i GS Mortgage Securities Trust 4 .334 11/10/50 4,061
Series - 2017 GS8 (Class C)
3,050,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,731
Series - 2019 GC38 (Class AS)
2,500,000 i GS Mortgage Securities Trust 3 .173 02/13/53 2,083
Series - 2020 GC45 (Class AS)
186,582 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 177
Series - 2019 PJ2 (Class A1)
487,390 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 461
Series - 2019 PJ2 (Class A4)
1,025,254 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 867
Series - 2020 PJ2 (Class A4)
956,997 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 786
Series - 2020 PJ4 (Class A4)
733,562 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 605
Series - 2020 PJ5 (Class A4)
2,022,240 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,578
Series - 2020 PJ6 (Class A4)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,404,040 g,i GS Mortgage-Backed Securities Corp Trust 2 .500% 10/25/51 $ 4,924
Series - 2021 PJ5 (Class A4)
12,462,542 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,965
Series - 2022 PJ2 (Class A36)
4,519,633 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 3,614
Series - 2022 PJ4 (Class A36)
1,042,003 g,i GS Mortgage-Backed Securities Trust 3 .625 05/25/50 861
Series - 2020 PJ1 (Class B2)
2,491,362 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,943
Series - 2021 PJ2 (Class A4)
18,459,917 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 14,194
Series - 2021 PJ6 (Class A4)
22,367,875 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 17,199
Series - 2021 PJ7 (Class A4)
10,508,646 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,080
Series - 2021 PJ8 (Class A4)
7,615,696 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 6,089
Series - 2022 INV1 (Class A4)
9,723,866 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 7,775
Series - 2022 HP1 (Class A4)
7,243,654 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,792
Series - 2022 PJ5 (Class A36)
1,752,961 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 1,579
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,330
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,180
Series - 2016 10HY (Class B)
7,250,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 6,153
Series - 2016 10HY (Class C)
5,500,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 3,979
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,945
Series - 2019 55HY (Class E)
303,817 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049 03/25/35 284
Series - 2004 11 (Class 2A1)
3,025,706 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,685
Series - 2020 NQM1 (Class A3)
1,043,500 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 848
Series - 2020 NQM1 (Class M1)
1,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .613 07/05/31 871
Series - 2018 AON (Class D)
2,800,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 2,793
Series - 2013 C10 (Class AS)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .914 01/15/49 1,700
Series - 2015 JP1 (Class A5)
5,217,026 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .713 08/15/49 4,961
Series - 2016 JP2 (Class ASB)
4,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,330
Series - 2017 JP7 (Class A3)
3,155,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .065 01/16/37 2,814
Series - 2020 NNN (Class BFX)
260,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .122 01/15/46 257
Series - 2013 C13 (Class AS)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,084,535 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694% 12/25/44 $ 3,847
Series - 2015 1 (Class B1)
219,535 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 198
Series - 2015 3 (Class A19)
2,286,248 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 1,999
Series - 2015 6 (Class A13)
425,630 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 380
Series - 2016 1 (Class A13)
1,158,391 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,014
Series - 2017 2 (Class A13)
1,844,156 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 1,529
Series - 2018 3 (Class A13)
734,439 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 601
Series - 2018 4 (Class A13)
3,158,640 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,663
Series - 2018 5 (Class A13)
2,062,297 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 1,941
Series - 2017 5 (Class A2)
250,762 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 231
Series - 2018 8 (Class A13)
739,602 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 680
Series - 2018 9 (Class A13)
360,836 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 339
Series - 2019 1 (Class A3)
662,291 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 622
Series - 2019 1 (Class A15)
1,348,708 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 1,327
Series - 2019 INV1 (Class A11)
6,717,914 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 5,438
Series - 2020 1 (Class B2)
10,092,692 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 7,760
Series - 2021 6 (Class A15)
5,437,216 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 4,181
Series - 2021 7 (Class A15)
6,630,899 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 5,099
Series - 2021 8 (Class A15)
2,576,122 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 1,981
Series - 2021 10 (Class A15)
8,984,151 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 6,908
Series - 2021 11 (Class A15)
2,627,386 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 2,020
Series - 2021 12 (Class A15)
9,023,007 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 6,829
Series - 2021 INV6 (Class B1)
5,773,752 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 4,304
Series - 2021 INV6 (Class B2)
4,065,449 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 3,126
Series - 2021 14 (Class A15)
11,536,381 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 8,871
Series - 2021 15 (Class A15)
17,710,005 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 14,161
Series - 2022 2 (Class A25)
12,555,368 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 11,020
Series - 2022 LTV2 (Class A6)
753,794 i JPMBB Commercial Mortgage Securities Trust 4 .133 08/15/46 748
Series - 2013 C14 (Class A4)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3 .997 08/15/47 4,970
Series - 2014 C21 (Class AS)
2,686,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 2,501
Series - 2014 C23 (Class B)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898% 02/15/48 $ 2,774
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3 .611 05/15/48 2,435
Series - 2015 C29 (Class A4)
2,500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 2,354
Series - 2015 C29 (Class AS)
2,350,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 2,119
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,278
Series - 2015 C31 (Class AS)
9,952,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 9,194
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 2,696
Series - 2015 C31 (Class C)
1,820,000 i JPMBB Commercial Mortgage Securities Trust 4 .736 03/17/49 1,635
Series - 2016 C1 (Class C)
2,963,155 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 2,867
Series - 2017 JP5 (Class A4)
1,013,123 JPMCC Commercial Mortgage Securities Trust 3 .549 03/15/50 968
Series - 2017 JP5 (Class ASB)
1,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .780 03/15/50 798
Series - 2017 JP5 (Class C)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .068 12/15/49 821
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3 .694 03/15/50 2,807
Series - 2017 C5 (Class A5)
9,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 7,037
Series - 2020 COR7 (Class AS)
2,726,810 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 2,521
Series - 2013 GCP (Class A1)
4,581,053 g Ladder Capital Commercial Mortgage Securities 3 .357 07/12/50 4,373
Series - 2017 LC26 (Class ASB)
EUR 597,323 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 567
Series - 2021 1A (Class E)
EUR 599,877 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 4 .145 08/17/31 576
Series - 2021 1A (Class D)
7,250,000 g Liberty Street Trust 3 .597 02/10/36 6,615
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .188 08/15/34 3,735
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .335 09/10/39 1,271
Series - 2020 1MW (Class B)
550,429 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 514
Series - 2006 WMC1 (Class A1B)
2,751,397 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,572
Series - 2014 C19 (Class LNC1)
906,556 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 837
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 4,412
Series - 2014 C19 (Class AS)
1,600,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 1,514
Series - 2015 C20 (Class AS)
1,250,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .454 02/15/48 1,152
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 2,376
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 6,079
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 2,795
Series - 2015 C22 (Class AS)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,380,820 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 5 .695% 11/15/23 $ 3,211
Series - 2021 ILP (Class C)
2,795,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 2,675
Series - 2015 MS1 (Class A4)
388,737 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 196
Series - 2007 IQ16 (Class AJ)
265,169 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 134
Series - 2007 IQ16 (Class AJFX)
5,232,068 Morgan Stanley Capital I Trust 3 .304 06/15/50 5,019
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,347
Series - 2017 HR2 (Class A4)
2,840,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,623
Series - 2018 H3 (Class AS)
5,027,114 Morgan Stanley Capital I Trust 4 .310 12/15/51 4,771
Series - 2018 H4 (Class A4)
686,712 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 590
Series - 2021 4 (Class A4)
8,454,722 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,501
Series - 2021 5 (Class A9)
2,091,569 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,803
Series - 2021 6 (Class A4)
5,641,397 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,338
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .316 07/11/39 2,628
Series - 2017 712F (Class A)
1,200,000 g,i Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 1,135
Series - 2018 285M (Class A)
15,010,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 14,377
Series - 2019 MILE (Class A)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .118 07/15/36 4,602
Series - 2019 MILE (Class B)
2,900,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 2,639
Series - 2019 MILE (Class C)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.750% 7 .068 07/15/36 4,462
Series - 2019 MILE (Class D)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 650
Series - 2020 2PAC (Class A)
1,193,867 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 1,068
Series - 2019 NQM4 (Class A3)
980,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 764
Series - 2019 NQM4 (Class M1)
322,245 i New York Mortgage Trust LIBOR 1 M + 0.480% 4 .869 02/25/36 314
Series - 2005 3 (Class A1)
1,825,000 g,i NLT Trust 2 .569 08/25/56 1,080
Series - 2021 INV2 (Class M1)
11,446,940 g,i OBX Trust 2 .500 07/25/51 8,802
Series - 2021 J2 (Class A19)
9,998,440 g,i OBX Trust 4 .000 10/25/52 8,597
Series - 2022 INV5 (Class A13)
933,767 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 882
Series - 2018 1 (Class A2)
3,565,318 g,i Oceanview Mortgage Trust 2 .500 05/25/51 2,741
Series - 2021 1 (Class A19)
5,434,000 g Olympic Tower Mortgage Trust 3 .566 05/10/39 4,730
Series - 2017 OT (Class A)
5,120,000 g One Bryant Park Trust 2 .516 09/15/54 4,203
Series - 2019 OBP (Class A)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,946
Series - 2013 SMV (Class B)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 15,315,801 g,i RCKT Mortgage Trust 2 .500% 02/25/52 $ 11,700
Series - 2022 2 (Class A22)
3,390,152 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,815
Series - 2022 4 (Class A22)
649,819 g,i Sequoia Mortgage Trust 3 .500 05/25/45 570
Series - 2015 2 (Class A1)
592,888 g,i Sequoia Mortgage Trust 3 .500 06/25/46 528
Series - 2016 1 (Class A19)
144,341 g,i Sequoia Mortgage Trust 3 .500 02/25/47 127
Series - 2017 2 (Class A19)
45,131 g,i Sequoia Mortgage Trust 3 .500 04/25/47 38
Series - 2017 3 (Class A19)
2,137,842 g,i Sequoia Mortgage Trust 3 .718 09/25/47 1,843
Series - 2017 6 (Class B1)
59,884 g,i Sequoia Mortgage Trust 3 .500 02/25/48 51
Series - 2018 2 (Class A19)
961,163 g,i Sequoia Mortgage Trust 3 .500 03/25/48 827
Series - 2018 3 (Class A1)
95,482 g,i Sequoia Mortgage Trust 4 .000 09/25/48 89
Series - 2018 7 (Class A19)
311,638 g,i Sequoia Mortgage Trust 4 .000 06/25/49 288
Series - 2019 2 (Class A19)
1,439,166 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,203
Series - 2019 5 (Class A19)
6,128,174 g,i Sequoia Mortgage Trust 3 .000 04/25/50 4,953
Series - 2020 3 (Class A19)
6,238,134 g,i Sequoia Mortgage Trust 2 .500 06/25/51 4,797
Series - 2021 4 (Class A19)
460,202 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 404
Series - 2017 1 (Class A19)
7,750,000 g SLG Office Trust 2 .585 07/15/41 6,202
Series - 2021 OVA (Class A)
26,865,000 g SLG Office Trust 2 .851 07/15/41 20,056
Series - 2021 OVA (Class D)
10,128,200 g,i SMR Mortgage Trust 5 .986 02/15/39 9,596
Series - 2022 IND (Class A)
9,645,905 g,i SMR Mortgage Trust 7 .286 02/15/39 9,063
Series - 2022 IND (Class C)
5,000,000 g,i SREIT Trust LIBOR 1 M + 0.822% 5 .140 11/15/36 4,820
Series - 2021 MFP2 (Class A)
6,930,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .489 11/15/36 6,631
Series - 2021 MFP2 (Class B)
2,061,000 g,i Structured Agency Credit Risk Debt Note (STACR) 6 .028 10/25/33 2,023
Series - 2021 DNA3 (Class M2)
140,861 g,i STACR 3 .780 02/25/48 132
Series - 2018 SPI1 (Class M2)
29,416 g,i STACR 3 .836 05/25/48 28
Series - 2018 SPI2 (Class M2)
GBP 347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
4 .551 05/17/31 395
Series - 2021 UK1A (Class B)
GBP 506,281 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
4 .901 05/17/31 567
Series - 2021 UK1A (Class C)
10,794,084 UBS Commercial Mortgage Trust 3 .256 06/15/50 10,324
Series - 2017 C1 (Class ASB)
1,895,711 UBS Commercial Mortgage Trust 3 .366 10/15/50 1,801
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,335
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 1,661
Series - 2018 C13 (Class A4)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,070,000 g,i Verus Securitization Trust 3 .207% 11/25/59 $ 1,757
Series - 2019 4 (Class M1)
1,340,856 g Verus Securitization Trust 1 .733 05/25/65 1,202
Series - 2020 5 (Class A3)
1,936,527 g,i Verus Securitization Trust 2 .240 10/25/66 1,578
Series - 2021 7 (Class A3)
1,518,018 g VSE VOI Mortgage LLC 2 .330 03/20/35 1,453
Series - 2017 A (Class A)
1,740,030 Wells Fargo Commercial Mortgage Trust 3 .405 12/15/47 1,661
Series - 2014 LC18 (Class A5)
1,570,000 Wells Fargo Commercial Mortgage Trust 3 .406 05/15/48 1,462
Series - 2015 NXS1 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,836
Series - 2015 NXS1 (Class B)
2,279,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,954
Series - 2015 NXS1 (Class D)
6,715,181 Wells Fargo Commercial Mortgage Trust 2 .788 07/15/48 6,428
Series - 2016 C35 (Class ASB)
10,517,370 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 10,032
Series - 2016 BNK1 (Class ASB)
10,451,641 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 10,004
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 810
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,823
Series - 2017 RB1 (Class AS)
13,271,861 Wells Fargo Commercial Mortgage Trust 3 .261 07/15/50 12,735
Series - 2017 C38 (Class ASB)
2,197,255 i Wells Fargo Commercial Mortgage Trust 3 .903 07/15/50 1,809
Series - 2017 C38 (Class C)
9,148,458 Wells Fargo Commercial Mortgage Trust 3 .212 09/15/50 8,700
Series - 2017 C39 (Class ASB)
4,000,000 i Wells Fargo Commercial Mortgage Trust 3 .767 07/15/58 3,815
Series - 2015 NXS2 (Class A5)
1,000,000 i Wells Fargo Commercial Mortgage Trust 4 .279 07/15/58 923
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3 .749 03/15/59 5,557
Series - 2016 C33 (Class AS)
221,256 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 212
Series - 2019 2 (Class A17)
2,573,325 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 2,245
Series - 2019 4 (Class A1)
672,944 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 556
Series - 2020 4 (Class A17)
11,662,248 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,967
Series - 2021 2 (Class A17)
4,868,650 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,893
Series - 2021 INV1 (Class A17)
5,452,682 g,i Wells Fargo Mortgage Backed Securities Trust 3 .317 08/25/51 4,272
Series - 2021 INV1 (Class B1)
4,740,378 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 3,645
Series - 2022 2 (Class A18)
4,200,335 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 3,358
Series - 2022 INV1 (Class A18)
7,215,984 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 6,010
Series - 2022 INV1 (Class A17)
1,770,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 1,752
Series - 2013 C13 (Class AS)
3,639,052 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,576
Series - 2013 UBS1 (Class A4)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,050,000 i WFRBS Commercial Mortgage Trust 4 .162% 12/15/46 $ 1,030
Series - 2013 C18 (Class A5)
2,185,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,130
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 3,722
Series - 2014 C24 (Class A5)
3,476,361 WFRBS Commercial Mortgage Trust 3 .560 03/15/48 3,462
Series - 2013 C12 (Class AS)
255,705 g,i WinWater Mortgage Loan Trust 3 .909 06/20/44 197
Series - 2014 1 (Class B4)
6,612,449 g,i Woodward Capital Management 3 .000 05/25/52 5,287
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,221,708
TOTAL STRUCTURED ASSETS 1,935,971
(Cost $2,185,985)
TOTAL BONDS 10,398,696
(Cost $11,643,422)
SHARES COMPANY
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
470,597 *,e Federal Home Loan Mortgage Corp (FHLMC) 955
1,527,061 * Federal National Mortgage Association (FNMA) 3,574
TOTAL BANKS 4,529
DIVERSIFIED FINANCIALS - 0.0%
173,925 Morgan Stanley 4,391
TOTAL DIVERSIFIED FINANCIALS 4,391
TOTAL PREFERRED STOCKS 8,920
(Cost $54,290)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.4%
COMMERCIAL PAPER - 0.1%
8,000,000 g HSBC USA, Inc 0 .000 05/01/23 7,868
TOTAL COMMERCIAL PAPER 7,868
GOVERNMENT AGENCY DEBT - 0.7%
16,500,000 Federal Farm Credit Bank (FFCB) 0 .000 01/04/23 16,498
4,475,000 FFCB 0 .000 01/09/23 4,472
3,170,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,170
8,535,000 FHLB 0 .000 01/06/23 8,532
15,000,000 FHLB 0 .000 02/06/23 14,937
10,000,000 FHLB 0 .000 02/10/23 9,953
10,000,000 FHLB 0 .000 02/15/23 9,947
10,000,000 FHLB 0 .000 04/14/23 9,877
TOTAL GOVERNMENT AGENCY DEBT 77,386
REPURCHASE AGREEMENT - 2.0%
211,510,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 211,510
TOTAL REPURCHASE AGREEMENT 211,510

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
TREASURY DEBT - 0.0%
JPY 238,000,000 Japan Treasury Discount Bill 0 .000% 03/20/23 $ 1,814
TOTAL TREASURY DEBT 1,814
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
66,458,548 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340 66,459
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 66,459
TOTAL SHORT-TERM INVESTMENTS 365,037
(Cost $364,927)
TOTAL INVESTMENTS - 100.9% 10,823,708
(Cost $12,116,159)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (93,188)
NET ASSETS - 100.0% $10,730,520
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,341,907.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $211,510,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 1.000%–3.125% and maturity dates 7/31/28–11/30/28, valued at $215,740,261.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10YR Ultra (1,175) 03/22/23  $ (140,905) $ (138,980) $ 1,925
US 2YR Note (CBT) 1,810 03/31/23 370,542 371,191 649
US Ultra Bond CBT 250 03/22/23 33,924 33,578 (346)
Total 885   $ 263,561  $ 265,789  $ 2,228
Forward foreign currency contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 200 EUR 199 Australia and New Zealand Banking Group Limited 01/31/23   $ (14)
$ 739 JPY 100,222 Australia and New Zealand Banking Group Limited 01/31/23 (28)
$ 1,151 NZD 1,969 Australia and New Zealand Banking Group Limited 01/31/23 (100)
$ 991 NZD 1,549 Australia and New Zealand Banking Group Limited 01/31/23 7
EUR 297 $ 295 Australia and New Zealand Banking Group Limited 01/31/23 23
JPY 24,200 $ 175 Australia and New Zealand Banking Group Limited 01/31/23 10
Total   $ (102)
$ 640 AUD 1,009 Citibank N.A. 01/31/23   $ (48)
$ 257 COP 1,258,399 Citibank N.A. 01/31/23 (1)
$ 259 COP 1,265,904 Citibank N.A. 01/31/23 (1)
$ 2,972 EUR 2,814 Citibank N.A. 01/31/23 (47)
$ 405 HUF 162,470 Citibank N.A. 01/31/23 (27)
$ 6,510 KRW 8,687,591 Citibank N.A. 02/02/23 (392)
$ 799 KRW 1,038,345 Citibank N.A. 02/02/23 (26)
$ 337 PEN 1,356 Citibank N.A. 02/02/23 (19)
EUR 2,288 $ 2,436 Citibank N.A. 01/31/23 19
GBP 313 $ 379 Citibank N.A. 01/31/23 1
JPY 686,129 $ 4,735 Citibank N.A. 01/31/23 515
Total   $ (26)
$ 2,308 CNY 16,087 Goldman Sachs 02/02/23   $ (24)
$ 597 RON 2,956 Goldman Sachs 01/31/23 (42)
Total   $ (66)
$ 906 CAD 1,233 Morgan Stanley 01/31/23   $ (5)
$ 2,339 CAD 3,197 Morgan Stanley 01/31/23 (23)
$ 68,711 EUR 68,162 Morgan Stanley 01/31/23 (4,412)
$ 416 EUR 399 Morgan Stanley 01/31/23 (12)
$ 511 EUR 483 Morgan Stanley 01/31/23 (7)
$ 345 HUF 145,362 Morgan Stanley 01/31/23 (41)
$ 1,057 ILS 3,678 Morgan Stanley 01/31/23 10
$ 2,219 NOK 22,701 Morgan Stanley 01/31/23 (101)

Portfolio of investments
CREF Core Bond Account December 31, 2022

College Retirement Equities Fund
concluded
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 653 NZD 1,125 Morgan Stanley 01/31/23 (62)
$ 1,005 SEK 11,165 Morgan Stanley 01/31/23 (67)
$ 622 THB 23,263 Morgan Stanley 01/31/23 (52)
EUR 191 $ 193 Morgan Stanley 01/31/23 12
EUR 369 $ 388 Morgan Stanley 01/31/23 7
$ 380 ZAR 6,851 Morgan Stanley 01/31/23 (22)
Total   $ (4,775)
$ 6,911 CAD 9,346 Standard Chartered Bank 01/31/23   $ 7
$ 531 GBP 432 Standard Chartered Bank 01/31/23 8
Total   $ 15
$ 6,448 AUD 9,889 Toronto Dominion Bank 01/31/23   $ (294)
$ 22,628 CNY 163,233 Toronto Dominion Bank 02/02/23 (1,040)
$ 585 CNY 4,061 Toronto Dominion Bank 02/02/23 (4)
$ 12,944 GBP 11,152 Toronto Dominion Bank 01/31/23 (550)
$ 25,023 JPY 3,629,865 Toronto Dominion Bank 01/31/23 (2,750)
$ 1,763 JPY 238,000 Toronto Dominion Bank 03/20/23 (71)
Total   $ (4,709)
Total   $ (9,663)
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
SEK Swedish Krona
THB Thai Baht
ZAR South African Rand
Centrally cleared credit default swap contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS39V1-5
Year Index
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/27 $ 150,000 $ (1,124) $ 6,446 $ (7,570)
CDX-NAIGS39V1-5
Year Index
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 300,000 (2,491) (473) (2,018)
Total $ (3,615) $ 5,973 $ (9,588)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 2,286,111 i Trans Union LLC LIBOR 12 M + 2.250% 6 .634% 12/01/28 $ 2,267
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,267
CONSUMER DURABLES & APPAREL - 0.0%
2,278,000 i Crocs, Inc SOFR 2M + 3.500% 7 .481 02/20/29 2,238
TOTAL CONSUMER DURABLES & APPAREL 2,238
CONSUMER SERVICES - 0.1%
2,961,832 i 1011778 BC ULC LIBOR 4 M + 1.750% 6 .165 11/19/26 2,917
2,468,750 i Stars Group Holdings BV LIBOR 4 M + 2.250% 6 .980 07/21/26 2,438
TOTAL CONSUMER SERVICES 5,355
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 6 .890 03/06/25 2,949
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,949
MEDIA & ENTERTAINMENT - 0.1%
1,980,000 i Fluidra Finco SL SOFR 12M + 2.000% 6 .423 01/29/29 1,889
2,597,951 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 6 .884 10/19/26 2,595
TOTAL MEDIA & ENTERTAINMENT 4,484
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,704,025 i Avantor, Inc LIBOR 12 M + 2.250% 6 .634 11/06/27 2,696
2,226,130 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 7 .884 05/05/28 2,210
2,332,916 i Organon & Co LIBOR 4 M + 3.000% 7 .750 06/02/28 2,316
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,222
RETAILING - 0.1%
2,970,000 i Rexnord LLC LIBOR 12 M + 2.000% 6 .384 10/04/28 2,968
TOTAL RETAILING 2,968
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 h,i MKS Instruments, Inc SOFR 12M + 2.750% 7 .171 08/17/29 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0
SOFTWARE & SERVICES - 0.1%
2,640,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .423 09/12/29 2,601
1,297,251 i SS&C Technologies, Inc LIBOR 1 M + 1.750% 6 .134 04/16/25 1,278
1,595,685 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 6 .134 04/16/25 1,571
TOTAL SOFTWARE & SERVICES 5,450
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
367,366 i Coherent Corp LIBOR 12 M + 2.750% 7 .134 07/02/29 364
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 364
UTILITIES - 0.0%
2,487,469 i Core & Main LP LIBOR 4 M + 2.500% 7 .060 07/27/28 2,463
TOTAL UTILITIES 2,463
TOTAL BANK LOAN OBLIGATIONS 35,760
(Cost $36,031)

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 99.0%
CORPORATE BONDS - 2.3%
BANKS - 0.1%
$ 3,000,000 Bank of America Corp 2 .572% 10/20/32 $ 2,350
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,371
TOTAL BANKS 4,721
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,485,000 g Albion Financing 1 SARL 6 .125 10/15/26 3,108
5,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 4,813
5,000,000 United Rentals North America, Inc 4 .875 01/15/28 4,738
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,659
CONSUMER DURABLES & APPAREL - 0.1%
5,200,000 Newell Brands, Inc 6 .375 09/15/27 5,161
TOTAL CONSUMER DURABLES & APPAREL 5,161
DIVERSIFIED FINANCIALS - 0.2%
3,125,000 g Banco de Chile 2 .990 12/09/31 2,658
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,866
2,500,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,562
1,700,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,448
3,000,000 Morgan Stanley 2 .511 10/20/32 2,348
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,140
TOTAL DIVERSIFIED FINANCIALS 15,022
ENERGY - 0.5%
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,738
680,000 g EQM Midstream Partners LP 7 .500 06/01/27 666
6,000,000 g EQM Midstream Partners LP 6 .500 07/01/27 5,734
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,361
5,000,000 g Hess Midstream Operations LP 5 .625 02/15/26 4,870
2,000,000 g Hilcorp Energy I LP 6 .250 04/15/32 1,726
2,500,000 g MEG Energy Corp 7 .125 02/01/27 2,550
5,000,000 Murphy Oil Corp 5 .875 12/01/27 4,811
5,000,000 e Occidental Petroleum Corp 3 .500 08/15/29 4,477
3,150,000 g Parkland Corp 4 .625 05/01/30 2,607
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,865
TOTAL ENERGY 33,405
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000 g Tenet Healthcare Corp 4 .375 01/15/30 5,193
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,193
MATERIALS - 0.3%
600,000 g Antofagasta plc 5 .625 05/13/32 588
2,950,000 g Freeport Indonesia PT 5 .315 04/14/32 2,706
3,275,000 g GCC SAB de C.V. 3 .614 04/20/32 2,726
6,000,000 e Olin Corp 5 .000 02/01/30 5,475
7,000,000 g POSCO 4 .375 08/04/25 6,775
5,000,000 g SunCoke Energy, Inc 4 .875 06/30/29 4,292
TOTAL MATERIALS 22,562
MEDIA & ENTERTAINMENT - 0.2%
5,000,000 g CCO Holdings LLC 5 .125 05/01/27 4,660
5,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 4,185
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,954

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 g Sirius XM Radio, Inc 3 .125% 09/01/26 $ 4,440
TOTAL MEDIA & ENTERTAINMENT 16,239
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,400,000 e,g Avantor Funding, Inc 3 .875 11/01/29 2,855
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,855
REAL ESTATE - 0.1%
1,000,000 g Blackstone Mortgage Trust, Inc 3 .750 01/15/27 860
5,000,000 g Howard Hughes Corp 4 .125 02/01/29 4,187
5,000,000 g RLJ Lodging Trust LP 3 .750 07/01/26 4,453
TOTAL REAL ESTATE 9,500
RETAILING - 0.1%
4,340,000 e,g Asbury Automotive Group, Inc 4 .625 11/15/29 3,657
3,600,000 g Prosus NV 3 .257 01/19/27 3,218
TOTAL RETAILING 6,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,405
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,934
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,339
SOFTWARE & SERVICES - 0.1%
2,435,000 g CA Magnum Holdings 5 .375 10/31/26 2,219
2,315,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,269
455,000 g Open Text Corp 6 .900 12/01/27 455
2,830,000 g Open Text Corp 3 .875 12/01/29 2,276
TOTAL SOFTWARE & SERVICES 7,219
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 g Imola Merger Corp 4 .750 05/15/29 2,603
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,603
TELECOMMUNICATION SERVICES - 0.2%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,273
4,925,000 g Iliad Holding SASU 6 .500 10/15/26 4,568
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,458
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,457
TOTAL TELECOMMUNICATION SERVICES 11,756
TRANSPORTATION - 0.1%
5,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 4,416
TOTAL TRANSPORTATION 4,416
UTILITIES - 0.0%
2,500,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,056
1,450,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,268
TOTAL UTILITIES 3,324
TOTAL CORPORATE BONDS 166,849
(Cost $185,669)
GOVERNMENT BONDS - 93.8%
AGENCY SECURITIES - 0.3%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,255
14,875,000 Montefiore Medical Center 2 .895 04/20/32 13,534
2,302,631 Reliance Industries Ltd 2 .444 01/15/26 2,211
TOTAL AGENCY SECURITIES 22,000

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
MORTGAGE BACKED - 2.5%
$ 6,225,000 g,i Freddie Mac STACR REMIC Trust 6 .178% 08/25/33 $ 6,101
2,305,000 g,i Freddie Mac STACR REMIC Trust 5 .428 10/25/41 2,193
9,507,642 g,i Freddie Mac STACR REMIC Trust 4 .878 12/25/41 9,031
20,000,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 20,135
18,326,641 Government National Mortgage Association (GNMA) 3 .600 09/15/31 17,828
9,173,065 GNMA 3 .650 02/15/32 8,812
2,112,933 GNMA 3 .380 07/15/35 2,014
2,775,500 GNMA 3 .870 10/15/36 2,673
35,915,493 GNMA 1 .730 07/15/37 30,381
33,465,693 GNMA 4 .250 09/15/38 33,053
23,282,736 GNMA 1 .650 07/15/42 19,110
25,428,174 GNMA 2 .750 01/15/45 22,642
5,155,252 GNMA 4 .930 10/15/45 5,142
TOTAL MORTGAGE BACKED 179,115
U.S. TREASURY SECURITIES - 91.0%
94,237,160 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/23 94,116
140,354,370 k United States Treasury Inflation Indexed Bonds 0 .625 04/15/23 138,921
138,283,200 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 136,641
204,645,660 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 200,298
241,017,840 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 234,374
203,922,875 d,k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 197,343
211,953,675 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 204,111
230,223,150 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 220,834
121,738,219 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 121,836
186,881,580 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 178,097
248,788,980 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 238,932
323,845,980 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 307,763
266,516,105 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 255,824
80,056,823 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 79,956
164,751,900 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 154,885
183,978,800 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 173,358
308,885,229 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 289,522
244,857,690 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 230,893
122,579,207 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 125,029
131,918,750 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 122,935
140,691,705 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 132,591
129,759,810 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 129,608
248,244,000 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 233,432
245,209,692 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 245,040
130,849,358 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 142,601
151,944,960 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 144,734
223,035,120 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 212,475
163,628,694 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 170,598
9,225,930 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 10,366
217,836,300 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 199,418
179,513,250 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 161,243
142,367,050 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 127,467
173,988,320 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 154,512
261,773,767 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 231,293
97,585,155 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 85,472
69,834,752 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 79,930
153,319,725 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 140,428
190,938,273 k United States Treasury Inflation Indexed Bonds 0 .125 02/15/52 123,500
25,000,000 United States Treasury Note 4 .125 11/15/32 25,512
9,000,000 United States Treasury Note 4 .000 11/15/52 9,013
TOTAL U.S. TREASURY SECURITIES 6,464,901
TOTAL GOVERNMENT BONDS 6,666,016
(Cost $7,144,653)

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
STRUCTURED ASSETS - 2.9%
ASSET BACKED - 0.5%
$ 4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 5 .514% 02/28/41 $ 4,159
Series - 2006 A (Class M4)
2,970,000 g DB Master Finance LLC 2 .045 11/20/51 2,535
Series - 2021 1A (Class A2I)
5,841,000 g DB Master Finance LLC 2 .493 11/20/51 4,801
Series - 2021 1A (Class A2II)
4,356,000 g DB Master Finance LLC 2 .791 11/20/51 3,356
Series - 2021 1A (Class A23)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,528
Series - 2022 1A (Class 1)
5,939,974 g MVW LLC 1 .830 05/20/39 5,322
Series - 2021 2A (Class B)
6,870,103 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 6,029
Series - 2021 2A (Class A1)
4,529,505 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,879
Series - 2022 A (Class A)
TOTAL ASSET BACKED 32,609
OTHER MORTGAGE BACKED - 2.4%
5,000,000 g,i BAMLL Commercial Mortgage Securities Trust 5 .486 01/15/39 4,847
Series - 2022 DKLX (Class A)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 6 .486 01/15/39 7,137
Series - 2022 DKLX (Class C)
2,500,000 g,i BAMLL Commercial Mortgage Securities Trust 7 .336 01/15/39 2,346
Series - 2022 DKLX (Class D)
2,000,000 i BENCHMARK Mortgage Trust 4 .227 02/15/51 1,665
Series - 2018 B2 (Class C)
4,675,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 6 .450 10/15/36 4,506
Series - 2019 XL (Class F)
26,179,700 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .515 10/15/38 24,890
Series - 2021 XL2 (Class C)
1,390,073 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 6 .164 10/15/38 1,310
Series - 2021 XL2 (Class E)
6,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 5 .589 12/15/38 5,771
Series - 2021 CIP (Class B)
2,000,000 g,i BX Commercial Mortgage Trust 6 .176 01/17/39 1,899
Series - 2022 AHP (Class B)
5,650,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 6 .218 10/15/36 5,326
Series - 2021 PRM2 (Class D)
7,000,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 2.400% 6 .718 10/15/36 6,555
Series - 2021 PRM2 (Class E)
2,000,000 g COMM Mortgage Trust 3 .397 03/10/46 1,989
Series - 2013 CR6 (Class B)
1,000,000 i COMM Mortgage Trust 4 .544 10/10/47 927
Series - 2014 LC17 (Class C)
2,500,000 i COMM Mortgage Trust 4 .467 10/10/48 2,328
Series - 2015 CR26 (Class B)
10,000,000 g,i Connecticut Avenue Securities Trust 5 .478 10/25/41 9,753
Series - 2021 R01 (Class 1M2)
3,949,166 g,i Connecticut Avenue Securities Trust 4 .828 11/25/41 3,879
Series - 2021 R02 (Class 2M1)
9,000,000 g,i Connecticut Avenue Securities Trust 5 .578 12/25/41 8,502
Series - 2021 R03 (Class 1M2)
6,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 5 .638 11/15/38 5,712
Series - 2021 ELP (Class C)
4,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 4,152
Series - 2021 ELP (Class E)

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,999,900 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .618% 10/15/38 $ 4,604
Series - 2021 EQAZ (Class E)
15,000,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 13,593
Series - 2022 DNA1 (Class M2)
5,488,084 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 1 .349 02/25/42 5,399
Series - 2022 DNA2 (Class M1A)
4,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 7 .668 11/15/36 3,706
Series - 2021 ARDN (Class E)
2,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,720
Series - 2020 NNN (Class DFX)
2,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 2,048
Series - 2014 C23 (Class B)
3,479,675 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .869 02/15/47 3,368
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 4,633
Series - 2014 C19 (Class B)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 5 .695 11/15/23 3,786
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,212
Series - 2019 PARK (Class E)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,232
Series - 2019 PARK (Class D)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 2,275
Series - 2019 MILE (Class C)
7,716,724 g,i SMR Mortgage Trust 6 .736 02/15/39 7,293
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .489 11/15/36 1,914
Series - 2021 MFP2 (Class B)
1,604,065 g Verus Securitization Trust 3 .000 11/25/59 1,528
Series - 2019 4 (Class A3)
8,170,998 g,i Verus Securitization Trust 2 .240 10/25/66 6,660
Series - 2021 7 (Class A3)
1,951,000 i WFRBS Commercial Mortgage Trust 4 .192 03/15/45 1,885
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 172,350
TOTAL STRUCTURED ASSETS 204,959
(Cost $220,652)
TOTAL BONDS 7,037,824
(Cost $7,550,974)
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.2%
10,480,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 10,480
TOTAL REPURCHASE AGREEMENT 10,480

Portfolio of investments
CREF Inflation-Linked Bond Account December 31, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
8,815,771 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340% $ 8,816
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 8,816
TOTAL SHORT-TERM INVESTMENTS 19,296
(Cost $19,296)
TOTAL INVESTMENTS - 99.8% 7,092,880
(Cost $7,606,301)
OTHER ASSETS & LIABILITIES, NET - 0.2% 13,341
NET ASSETS - 100.0% $7,106,221
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,466,121.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $10,480,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $10,689,681.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US Long Bond CBT (19) 03/22/23  $ (2,404) $ (2,382) $ 22
US Ultra Bond CBT (200) 03/22/23 (27,136) (26,862) 274
Total (219)   $ (29,540)  $ (29,244)  $ 296

CREF Social Choice Account December 31, 2022
Portfolio of investments

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.1%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 15,760,000 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 8 .884% 05/05/28 $ 14,381
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,381
UTILITIES - 0.0%
11,880,300 i TerraForm Power Operating LLC SOFR 4M + 2.750% 7 .430 05/21/29 11,812
TOTAL UTILITIES 11,812
TOTAL BANK LOAN OBLIGATIONS 26,193
(Cost $27,332)
BONDS - 40.6%
CORPORATE BONDS - 12.2%
AUTOMOBILES & COMPONENTS - 0.3%
9,665,000 Ford Motor Co 3 .250 02/12/32 7,248
9,000,000 e General Motors Co 5 .400 10/15/29 8,589
14,900,000 General Motors Co 5 .600 10/15/32 13,842
12,925,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 11,225
12,866,000 Magna International, Inc 3 .625 06/15/24 12,576
8,727,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,342
TOTAL AUTOMOBILES & COMPONENTS 60,822
BANKS - 1.8%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 12,129
6,925,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 5,777
11,575,000 g Bank Hapoalim BM 3 .255 01/21/32 9,951
11,181,000 Bank of America Corp 0 .981 09/25/25 10,291
11,993,000 Bank of America Corp 2 .456 10/22/25 11,332
11,750,000 Bank of America Corp 2 .687 04/22/32 9,405
10,000,000 Bank of Montreal 3 .803 12/15/32 8,805
5,000,000 Bank of Nova Scotia 0 .650 07/31/24 4,661
4,350,000 g BNP Paribas S.A. 1 .904 09/30/28 3,622
1,825,000 e Canadian Imperial Bank of Commerce 0 .950 10/23/25 1,640
11,250,000 Citigroup, Inc 0 .776 10/30/24 10,779
14,091,000 e Citigroup, Inc 1 .281 11/03/25 12,984
4,841,000 Citigroup, Inc 2 .014 01/25/26 4,486
6,375,000 e,i Citigroup, Inc SOFR + 0.694% 4 .615 01/25/26 6,232
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,648
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,089
10,000,000 g ING Groep NV 1 .400 07/01/26 8,990
10,000,000 ING Groep NV 2 .727 04/01/32 7,967
9,174,000 g Intesa Sanpaolo S.p.A 3 .375 01/12/23 9,169
1,825,000 g Intesa Sanpaolo S.p.A 5 .017 06/26/24 1,754
9,750,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,248
5,600,000 e,g Intesa Sanpaolo S.p.A 8 .248 11/21/33 5,681
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,853
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,349
5,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 5,129
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,903
11,125,000 g National Australia Bank Ltd 2 .332 08/21/30 8,469
12,638,000 National Bank of Canada 0 .550 11/15/24 12,096
2,790,000 NatWest Group plc 2 .359 05/22/24 2,750
10,457,000 Santander Holdings USA, Inc 5 .807 09/09/26 10,378
7,656,000 e SVB Financial Group 2 .100 05/15/28 6,330
12,775,000 e SVB Financial Group 1 .800 02/02/31 9,320
12,635,000 SVB Financial Group 4 .100 N/A‡ 7,231

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,675,000 g UBS Group AG. 1 .494% 08/10/27 $ 10,045
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,728
7,150,000 g UBS Group AG. 3 .179 02/11/43 4,911
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,283
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,925
10,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 8,727
7,885,000 g USAA Capital Corp 2 .125 05/01/30 6,461
10,450,000 Wells Fargo & Co 4 .540 08/15/26 10,241
9,500,000 Westpac Banking Corp 3 .020 11/18/36 7,063
TOTAL BANKS 315,832
CAPITAL GOODS - 0.1%
1,685,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,629
5,000,000 Otis Worldwide Corp 3 .112 02/15/40 3,646
450,000 Siemens Financieringsmaatschappij NV 1 .200 03/11/26 401
12,500,000 g Siemens Financieringsmaatschappij NV 1 .200 03/11/26 11,139
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,711
TOTAL CAPITAL GOODS 26,526
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
10,000,000 Mather Foundation 2 .675 10/01/31 8,177
15,810,000 Rockefeller Foundation 2 .492 10/01/50 10,017
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,194
CONSUMER SERVICES - 0.6%
2,900,000 Bush Foundation 2 .754 10/01/50 1,884
3,125,000 Conservation Fund 3 .474 12/15/29 2,687
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,430
5,145,000 Low Income Investment Fund 3 .711 07/01/29 4,827
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,374
3,440,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .766 02/01/24 3,437
1,720,000 Nature Conservancy 2 .668 03/01/26 1,624
3,000,000 Nature Conservancy 3 .001 03/01/29 2,715
10,437,000 Nature Conservancy 3 .957 03/01/52 8,339
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 14,762
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,853
2,855,000 Salvation Army 5 .637 09/01/26 2,862
20,000,000 Salvation Army 4 .528 09/01/48 17,877
12,300,000 Starbucks Corp 2 .450 06/15/26 11,392
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 7,794
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,240
TOTAL CONSUMER SERVICES 114,097
DIVERSIFIED FINANCIALS - 1.6%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .003 09/29/23 9,228
10,500,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,797
5,000,000 BB Blue Financing DAC 4 .395 09/20/29 4,881
10,839,600 BB Blue Financing DAC 4 .395 09/20/37 10,688
20,525,000 g BPCE S.A. 2 .045 10/19/27 17,691
15,850,000 g BPCE S.A. 3 .116 10/19/32 11,565
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,842
2,150,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,899
10,375,000 Credit Suisse AG. 5 .000 07/09/27 9,456
5,000,000 g Credit Suisse Group AG. 1 .305 02/02/27 3,996
6,750,000 g Credit Suisse Group AG. 6 .442 08/11/28 6,147
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,491
15,000,000 Ford Foundation 2 .815 06/01/70 8,749
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,042
8,300,000 e ING Groep NV 4 .017 03/28/28 7,761
10,000,000 Morgan Stanley 0 .791 01/22/25 9,461

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,950,000 Morgan Stanley 0 .985% 12/10/26 $ 10,471
12,500,000 Morgan Stanley 2 .484 09/16/36 9,064
11,400,000 g,i NatWest Markets plc SOFR + 0.530% 4 .656 08/12/24 11,204
10,000,000 g NongHyup Bank 1 .250 07/20/25 9,035
1,211,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,182
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,939
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 9,876
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,431
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 14,239
7,435,000 Reinvestment Fund, Inc 3 .930 02/15/28 6,848
1,325,000 g Starwood Property Trust, Inc 5 .500 11/01/23 1,314
4,430,000 g Starwood Property Trust, Inc 4 .375 01/15/27 3,877
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,093
5,523,000 Unilever Capital Corp 2 .125 09/06/29 4,674
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,784
8,475,000 Unilever Capital Corp 1 .750 08/12/31 6,659
9,425,000 e Unilever Capital Corp 2 .625 08/12/51 6,076
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,235
5,500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,060
15,750,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 15,646
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,879
TOTAL DIVERSIFIED FINANCIALS 274,280
ENERGY - 0.5%
8,000,000 g Aker BP ASA 2 .875 01/15/26 7,390
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,764
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,304
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,116
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,106
2,923,000 Enbridge, Inc 5 .750 07/15/80 2,643
8,125,000 e Equinor ASA 2 .375 05/22/30 6,910
5,932,000 Equinor ASA 3 .950 05/15/43 4,956
12,450,000 Equinor ASA 3 .250 11/18/49 9,043
3,875,000 ONEOK, Inc 4 .000 07/13/27 3,646
6,200,000 ONEOK, Inc 4 .950 07/13/47 4,994
11,700,000 e,g Santos Finance Ltd 3 .649 04/29/31 9,300
4,540,000 e,g Sunnova Energy Corp 5 .875 09/01/26 4,056
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,572
11,316,000 Total Capital International S.A. 3 .127 05/29/50 7,992
TOTAL ENERGY 96,792
FOOD & STAPLES RETAILING - 0.1%
18,954,000 Walmart, Inc 1 .800 09/22/31 15,425
TOTAL FOOD & STAPLES RETAILING 15,425
FOOD, BEVERAGE & TOBACCO - 0.2%
10,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 9,658
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,429
16,674,000 e PepsiCo, Inc 2 .875 10/15/49 11,912
TOTAL FOOD, BEVERAGE & TOBACCO 30,999
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,574
10,385,000 Stanford Health Care 3 .027 08/15/51 6,826
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,400
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,842
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,181
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,023

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
INSURANCE - 0.4%
$ 11,450,000 g AIA Group Ltd 3 .375% 04/07/30 $ 10,065
11,400,000 g Empower Finance 2020 LP 1 .357 09/17/27 9,518
8,178,000 First American Financial Corp 2 .400 08/15/31 5,976
3,975,000 g Five Corners Funding Trust 4 .419 11/15/23 3,941
14,425,000 g Five Corners Funding Trust II 2 .850 05/15/30 12,092
4,700,000 g Great-West Lifeco US Finance 2020 LP 0 .904 08/12/25 4,180
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,176
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 8,193
7,504,000 Prudential Financial, Inc 1 .500 03/10/26 6,756
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,816
TOTAL INSURANCE 67,713
MATERIALS - 0.6%
6,550,000 e,g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 6,106
10,000,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 8,689
10,500,000 e Fibria Overseas Finance Ltd 5 .500 01/17/27 10,535
10,500,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,792
3,409,000 International Paper Co 4 .800 06/15/44 2,944
12,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 11,595
8,000,000 g Klabin Austria GmbH 7 .000 04/03/49 7,848
6,855,000 g LG Chem Ltd 4 .375 07/14/25 6,635
3,250,000 g LG Chem Ltd 3 .625 04/15/29 2,966
5,000,000 e Newmont Corp 2 .250 10/01/30 4,019
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,753
11,500,000 Sonoco Products Co 1 .800 02/01/25 10,686
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,913
12,736,000 Teck Resources Ltd 3 .900 07/15/30 11,390
TOTAL MATERIALS 106,871
MEDIA & ENTERTAINMENT - 0.1%
10,000,000 Alphabet, Inc 1 .100 08/15/30 7,826
7,025,000 Paramount Global 6 .375 03/30/62 5,743
9,100,000 g RGA Global Funding 2 .700 01/18/29 7,707
TOTAL MEDIA & ENTERTAINMENT 21,276
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,300
8,350,000 Bristol-Myers Squibb Co 3 .700 03/15/52 6,495
5,625,000 Gilead Sciences, Inc 2 .600 10/01/40 3,925
15,400,000 e Gilead Sciences, Inc 2 .800 10/01/50 9,846
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,248
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,880
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,485
1,600,000 Pfizer, Inc 2 .625 04/01/30 1,405
5,400,000 e Pfizer, Inc 1 .750 08/18/31 4,335
14,675,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 11,978
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,733
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 68,630
REAL ESTATE - 0.4%
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 5,225
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 7,861
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,447
1,500,000 ERP Operating LP 4 .150 12/01/28 1,399
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,750
4,470,000 g HAT Holdings I LLC 3 .375 06/15/26 3,884
10,000,000 g HAT Holdings I LLC 3 .750 09/15/30 7,348
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 2,983
11,075,000 Kilroy Realty LP 3 .450 12/15/24 10,601

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,211,000 Kilroy Realty LP 2 .650% 11/15/33 $ 840
8,550,000 National Community Renaissance of California 3 .270 12/01/32 6,830
16,822,000 Regency Centers LP 3 .750 06/15/24 16,314
TOTAL REAL ESTATE 76,482
RETAILING - 0.1%
4,100,000 Advance Auto Parts, Inc 1 .750 10/01/27 3,440
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,789
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,760
TOTAL RETAILING 12,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 e Intel Corp 4 .150 08/05/32 10,799
7,208,000 NXP BV 3 .400 05/01/30 6,229
10,000,000 g SK Hynix, Inc 2 .375 01/19/31 7,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,359
SOFTWARE & SERVICES - 0.3%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,596
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,247
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 7,816
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,275
7,500,000 Visa, Inc 1 .900 04/15/27 6,754
17,000,000 e Visa, Inc 1 .100 02/15/31 13,021
TOTAL SOFTWARE & SERVICES 44,709
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3 .000 06/20/27 13,420
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,420
TELECOMMUNICATION SERVICES - 0.3%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 5 .113 03/20/26 8,773
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 11,698
22,950,000 Verizon Communications, Inc 3 .400 03/22/41 17,256
1,800,000 e Vodafone Group plc 3 .250 06/04/81 1,503
10,000,000 Vodafone Group plc 4 .125 06/04/81 7,422
TOTAL TELECOMMUNICATION SERVICES 46,652
TRANSPORTATION - 0.1%
8,799,000 Vessel Management Services, Inc 5 .125 04/16/35 8,885
TOTAL TRANSPORTATION 8,885
UTILITIES - 3.9%
14,114,000 AES Corp 2 .450 01/15/31 11,228
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,885
12,325,000 e Ameren Illinois Co 2 .900 06/15/51 8,198
3,605,000 Arizona Public Service Co 3 .750 05/15/46 2,545
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,663
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,197
14,950,000 Avangrid, Inc 3 .200 04/15/25 14,287
13,200,000 Avangrid, Inc 3 .800 06/01/29 11,995
10,275,000 Avista Corp 4 .350 06/01/48 8,524
5,900,000 e,g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 5,134
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,724
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,343
9,750,000 g Brooklyn Union Gas Co 4 .273 03/15/48 7,297
13,500,000 g Brooklyn Union Gas Co 4 .487 03/04/49 10,308
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,188
12,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 9,088
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,071
3,100,000 CMS Energy Corp 3 .750 12/01/50 2,335

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,300,000 g Colbun S.A. 3 .150% 01/19/32 $ 9,520
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 11,199
7,525,000 g Consorcio Transmantaro SA 4 .700 04/16/34 6,848
9,376,000 Consumers Energy Co 2 .500 05/01/60 5,248
5,358,950 g Continental Wind LLC 6 .000 02/28/33 5,366
2,162,363 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 1,940
7,110,000 Dominion Energy, Inc 3 .600 03/15/27 6,682
8,325,000 e Dominion Energy, Inc 4 .350 N/A‡ 6,992
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,854
14,125,000 DTE Electric Co 1 .900 04/01/28 12,274
9,025,000 DTE Electric Co 3 .250 04/01/51 6,457
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,546
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,682
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,430
11,625,000 g EDP Finance BV 3 .625 07/15/24 11,222
20,250,000 g Electricite de France S.A. 3 .625 10/13/25 19,518
11,735,000 Essential Utilities, Inc 2 .704 04/15/30 9,843
9,375,000 Essential Utilities, Inc 3 .351 04/15/50 6,402
2,800,000 Eversource Energy 0 .800 08/15/25 2,509
9,885,000 Georgia Power Co 3 .250 04/01/26 9,346
8,700,000 Georgia Power Co 5 .125 05/15/52 8,155
8,096,850 g India Cleantech Energy 4 .700 08/10/26 6,917
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 6,907
24,325,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 24,220
16,441,000 g Liberty Utilities Finance GP 2 .050 09/15/30 12,351
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 814
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,545
12,350,000 National Fuel Gas Co 5 .500 01/15/26 12,286
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,178
11,250,000 National Fuel Gas Co 2 .950 03/01/31 8,816
11,610,000 g New York State Electric & Gas Corp 2 .150 10/01/31 9,046
13,164,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 10,406
9,732,000 g Niagara Mohawk Power Corp 4 .278 10/01/34 8,417
9,750,000 g Niagara Mohawk Power Corp 4 .119 11/28/42 7,544
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,251
16,250,000 PacifiCorp 2 .900 06/15/52 10,608
9,050,000 PacifiCorp 5 .350 12/01/53 8,957
7,113,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,758
630,000 Public Service Co of Colorado 4 .750 08/15/41 552
5,000,000 Public Service Co of Colorado 3 .200 03/01/50 3,547
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,283
1,379,000 Public Service Co of Oklahoma 2 .200 08/15/31 1,098
6,134,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,379
19,475,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 17,454
14,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,455
3,145,710 SCE Recovery Funding LLC 1 .977 11/15/28 2,863
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,551
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,895
6,900,000 Sempra Energy 4 .875 N/A‡ 6,380
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,399
20,292,066 g Solar Star Funding LLC 3 .950 06/30/35 17,423
19,253,611 g Solar Star Funding LLC 5 .375 06/30/35 18,714
750,000 e Southern California Edison Co 2 .750 02/01/32 628
5,000,000 e Southern California Edison Co 3 .450 02/01/52 3,557
10,348,000 Southern Power Co 4 .150 12/01/25 10,142
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,746
5,613,000 Southwestern Public Service Co 3 .750 06/15/49 4,295
18,650,000 Southwestern Public Service Co 3 .150 05/01/50 12,863
19,134,880 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 18,051
15,643,058 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,534
16,612,000 g TerraForm Power Operating LLC 5 .000 01/31/28 14,951

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 17,370,989 g Topaz Solar Farms LLC 4 .875% 09/30/39 $ 15,330
9,776,284 g Topaz Solar Farms LLC 5 .750 09/30/39 9,263
2,775,000 TransAlta Corp 7 .750 11/15/29 2,834
8,083,302 g UEP Penonome II S.A. 6 .500 10/01/38 5,911
15,000,000 Union Electric Co 2 .150 03/15/32 11,856
8,325,000 Union Electric Co 2 .625 03/15/51 5,246
6,275,000 Union Electric Co 3 .900 04/01/52 5,055
3,775,000 g Vistra Corp 7 .000 N/A‡ 3,435
10,049,000 Wisconsin Power and Light Co 3 .950 09/01/32 9,197
TOTAL UTILITIES 688,951
TOTAL CORPORATE BONDS 2,157,327
(Cost $2,546,985)
GOVERNMENT BONDS - 24.2%
AGENCY SECURITIES - 1.5%
3,635,000 Canal Barge Co, Inc 4 .500 11/12/34 3,564
13,014,095 Crowley Conro LLC 4 .181 08/15/43 12,137
754,231 DY7 Leasing LLC 2 .578 12/10/25 725
4,733,703 Ethiopian Leasing LLC 2 .566 08/14/26 4,435
23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 22,682
18,700,000 FHLMC 0 .250 08/24/23 18,156
13,650,000 FHLMC 0 .250 09/08/23 13,239
23,636,000 FHLMC 0 .250 12/04/23 22,656
25,000,000 FHLMC 1 .540 08/17/35 17,103
20,000,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 19,531
8,000,000 FNMA 0 .625 04/22/25 7,350
18,880,000 FNMA 0 .875 08/05/30 14,987
9,000,000 FNMA 1 .625 08/24/35 6,255
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 5,737
3,375,000 i India Government AID Bond LIBOR 3 M + 0.100% 4 .540 02/01/27 3,329
14,585,000 Montefiore Medical Center 2 .895 04/20/32 13,270
505,932 Overseas Private Investment Corp (OPIC) 2 .040 12/15/26 488
10,713,794 OPIC 3 .220 09/15/29 10,126
4,825,146 OPIC 1 .790 10/15/29 4,328
15,078,580 OPIC 2 .360 10/15/29 13,809
2,460,500 OPIC 2 .930 05/15/30 2,298
4,066,300 OPIC 3 .040 05/15/30 3,814
10,833,511 OPIC 3 .430 06/01/33 10,116
5,182,122 OPIC 2 .450 07/15/38 4,410
8,000,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 7,701
11,951,205 Thirax   LLC 0 .968 01/14/33 9,829
3,781,127 Thirax 2 LLC 2 .320 01/22/34 3,273
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,541
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 876
8,396,957 United States International Development Finance Corp 1 .630 07/15/38 6,708
2,386,000 US Department of Housing and Urban Development
(HUD)
2 .910 08/01/23 2,367
5,000,000 HUD 3 .535 08/01/36 4,271
TOTAL AGENCY SECURITIES 271,111
FOREIGN GOVERNMENT BONDS - 3.1%
17,761,000 African Development Bank 0 .750 04/03/23 17,590
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,547
9,500,000 Asian Development Bank 2 .125 03/19/25 9,030
6,500,000 Asian Development Bank 1 .750 08/14/26 5,947
19,194,000 Asian Development Bank 3 .125 09/26/28 18,069
12,500,000 Asian Development Bank 1 .500 03/04/31 10,273
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,383
12,400,000 g BNG Bank NV 2 .625 02/27/24 12,080

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300% 10/01/28 $ 9,409
$ 5,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 05/27/24 5,163
1,900,000 g Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,688
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,821
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,200
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,258
12,500,000 g CDP Financial, Inc 1 .000 05/26/26 11,109
10,075,000 Chile Government International Bond 3 .100 05/07/41 7,237
10,125,000 Council Of Europe Development Bank 3 .000 06/16/25 9,781
15,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 14,239
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 18,520
6,540,000 g European Investment Bank 2 .875 06/13/25 6,312
3,750,000 European Investment Bank 2 .375 05/24/27 3,482
11,961,000 e European Investment Bank 0 .625 10/21/27 10,146
3,750,000 e European Investment Bank 3 .250 11/15/27 3,604
11,600,000 e European Investment Bank 1 .625 10/09/29 9,926
19,749,000 e European Investment Bank 0 .750 09/23/30 15,492
2,000,000 European Investment Bank 4 .875 02/15/36 2,127
10,875,000 Export Development Canada 3 .375 08/26/25 10,587
6,619,000 Inter-American Development Bank 0 .500 05/24/23 6,511
5,000,000 Inter-American Development Bank 1 .125 01/13/31 3,994
10,625,000 e Inter-American Investment Corp 2 .625 04/22/25 10,175
3,215,000 i International Bank for Reconstruction & Development 4 .696 06/17/24 3,226
15,000,000 International Bank for Reconstruction & Development 0 .625 04/22/25 13,760
14,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 14,250
28,030,000 International Bank for Reconstruction & Development 0 .000 03/31/27 24,553
10,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 8,185
17,150,000 g International Development Association 2 .750 04/24/23 17,047
10,205,000 International Finance Corp 0 .500 03/20/23 10,122
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,055
12,500,000 g Kommunalbanken AS. 2 .125 02/11/25 11,896
10,100,000 g Korea Electric Power Corp 1 .125 06/15/25 9,149
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .103 02/12/24 9,291
11,250,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 10,662
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,474
6,500,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,603
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,235
18,250,000 e,g Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,260
19,000,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 17,810
4,430,000 g Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,530
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,143
9,000,000 g OMERS Finance Trust 4 .000 04/19/52 7,160
10,500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,369
8,225,000 Peruvian Government International Bond 3 .000 01/15/34 6,478
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,374
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,873
15,250,000 Province of Quebec Canada 1 .900 04/21/31 12,644
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,301
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,477
TOTAL FOREIGN GOVERNMENT BONDS 556,627
MORTGAGE BACKED - 9.3%
2,805,000 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 2,668
3,000,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 2,848
8,345,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 8,326
14,910,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 15,240
14,956,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 15,699
5,448,750 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,565
6,875,000 FHLMC 3 .740 06/01/37 6,140
93,769 FHLMC 4 .000 06/01/42 90
959,552 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 84

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,266,460 i FHLMC LIBOR 1 M + 9.920% 3 .011% 06/15/48 $ 3,053
2,248,625 i FHLMC LIBOR 1 M + 9.840% 2 .931 10/15/48 2,046
8,926,112 FHLMC 3 .000 11/01/49 7,959
9,367,796 FHLMC 2 .000 09/25/50 1,103
17,440,371 FHLMC 2 .500 02/25/51 2,758
12,316,108 FHLMC 3 .000 11/01/51 10,992
1,441,576 FHLMC 3 .000 11/01/51 1,281
1,304,678 FHLMC 3 .000 11/01/51 1,169
1,745,235 FHLMC 3 .000 11/01/51 1,558
19,384,165 FHLMC 2 .000 02/01/52 15,887
22,960,379 FHLMC 2 .500 02/01/52 19,575
15,619,763 FHLMC 2 .500 03/01/52 13,317
2,673,273 FHLMC 3 .000 04/01/52 2,358
20,038,378 h FHLMC 3 .500 05/01/52 18,223
483,777 FHLMC 3 .500 06/01/52 442
9,841,496 FHLMC 4 .500 06/01/52 9,473
9,447,064 FHLMC 4 .500 07/01/52 9,094
1,540,419 FHLMC 4 .000 08/25/52 1,318
11,062,723 FHLMC 6 .000 11/01/52 11,232
71 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
3,705 FGLMC 8 .000 01/01/31 4
104,592 FGLMC 4 .500 07/01/33 103
771,163 FGLMC 7 .000 12/01/33 801
210,890 FGLMC 7 .000 05/01/35 217
495,573 FGLMC 5 .000 06/01/36 507
142,183 FGLMC 5 .000 07/01/39 144
217,864 FGLMC 4 .500 10/01/44 213
272,210 FGLMC 4 .500 11/01/44 268
428,083 FGLMC 4 .500 11/01/44 421
260,922 FGLMC 4 .500 12/01/44 256
357,040 FGLMC 4 .500 12/01/44 351
1,122,828 FGLMC 3 .500 04/01/45 1,048
4,356,146 FGLMC 3 .500 10/01/45 4,060
558,431 FGLMC 4 .500 06/01/47 553
1,162,514 FGLMC 4 .000 09/01/47 1,112
821,429 FGLMC 3 .500 12/01/47 764
3,424,982 FGLMC 4 .500 08/01/48 3,386
1,678 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 2
13,411,866 i FNMA 2 .759 02/25/27 12,629
3,179,656 i FNMA 3 .302 06/25/28 3,023
15,250,000 i FNMA 1 .467 11/25/30 12,184
15,500,000 i FNMA 1 .246 01/25/31 12,162
1,096,968 FNMA 3 .500 05/01/32 1,071
1,244,235 FNMA 3 .000 10/01/32 1,184
1,222,297 FNMA 5 .000 05/01/35 1,248
811,221 FNMA 5 .000 10/01/35 828
610,301 FNMA 5 .000 02/01/36 622
1,144,505 FNMA 5 .500 11/01/38 1,187
155,084 FNMA 3 .000 05/01/40 141
475,813 FNMA 5 .000 09/01/40 482
1,148,271 FNMA 5 .000 05/01/41 1,163
14,702,433 FNMA 2 .000 03/01/42 12,393
768,881 FNMA 4 .000 09/01/42 737
1,583,672 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 157
1,288,535 FNMA 4 .500 03/01/44 1,277
323,300 FNMA 4 .500 06/01/44 318
3,838,636 FNMA 4 .500 06/01/44 3,767
822,161 FNMA 4 .500 08/01/44 807
2,092,413 FNMA 4 .500 10/01/44 2,056
3,740,112 FNMA 4 .500 11/01/44 3,671
694,956 FNMA 5 .000 11/01/44 706

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,055,796 FNMA 4 .500% 12/01/44 $ 1,037
421,175 FNMA 4 .000 01/01/45 402
186,035 FNMA 4 .500 03/01/45 183
285,610 FNMA 4 .500 04/01/45 281
2,183,819 FNMA 3 .500 05/01/45 2,041
3,129,596 FNMA 3 .500 01/01/46 2,909
618,500 FNMA 4 .000 04/01/46 591
3,599,599 FNMA 3 .500 06/01/46 3,343
2,360,334 FNMA 3 .500 07/01/46 2,192
3,926,809 FNMA 3 .500 07/01/46 3,674
1,072,339 FNMA 3 .500 08/01/46 996
312,943 FNMA 3 .000 10/01/46 277
2,936,256 FNMA 3 .500 10/01/46 2,726
1,178,720 FNMA 4 .500 05/01/47 1,169
1,632,937 FNMA 4 .000 10/01/47 1,558
248,299 FNMA 3 .500 11/01/47 232
295,472 FNMA 4 .500 11/01/47 290
3,174,266 FNMA 3 .500 01/01/48 2,943
2,089,616 FNMA 4 .500 01/01/48 2,058
1,745,400 FNMA 4 .500 02/01/48 1,721
6,944,890 FNMA 4 .500 03/01/48 6,842
1,499,929 FNMA 4 .500 05/01/48 1,480
1,038,926 FNMA 4 .500 05/01/48 1,025
2,634,899 FNMA 5 .000 08/01/48 2,652
12,726,245 FNMA 3 .000 07/01/50 11,334
5,656,755 FNMA 2 .000 08/25/50 800
14,660,404 FNMA 2 .500 11/25/50 2,133
4,998,264 FNMA 3 .000 12/25/50 787
4,169,181 FNMA 3 .000 02/25/51 852
35,851,161 FNMA 2 .000 04/01/51 29,273
4,672,336 FNMA 3 .000 09/01/51 4,156
5,195,197 FNMA 2 .500 11/25/51 704
15,056,533 FNMA 2 .000 12/01/51 12,338
6,434,187 FNMA 2 .000 01/01/52 5,309
826,329 FNMA 3 .000 01/01/52 730
18,412,880 FNMA 2 .000 02/01/52 15,040
14,100,566 FNMA 2 .500 02/01/52 12,021
24,203,229 FNMA 2 .500 02/01/52 20,634
5,000,907 FNMA 3 .500 02/01/52 4,587
6,269,064 FNMA 2 .000 03/01/52 5,120
2,004,331 FNMA 2 .500 04/01/52 1,709
3,199,654 FNMA 3 .000 04/01/52 2,822
448,946 FNMA 3 .000 04/01/52 396
4,240,181 FNMA 3 .000 04/01/52 3,739
44,138,449 FNMA 3 .000 04/01/52 38,933
26,726,718 FNMA 3 .000 04/01/52 23,569
1,409,579 FNMA 3 .500 04/01/52 1,281
13,617,122 FNMA 3 .500 05/01/52 12,375
29,680,446 h FNMA 3 .500 05/01/52 26,965
23,660,737 FNMA 4 .000 05/01/52 22,205
16,676,634 FNMA 3 .500 06/01/52 15,201
19,627,179 FNMA 4 .000 06/01/52 18,411
4,894,999 FNMA 4 .500 06/01/52 4,711
43,579,316 FNMA 4 .000 07/01/52 40,893
4,235,294 FNMA 4 .500 07/01/52 4,077
31,904,937 FNMA 4 .500 07/01/52 30,712
30,784,731 FNMA 5 .000 08/01/52 30,359
2,323,072 FNMA 4 .500 08/25/52 2,051
28,186,534 FNMA 3 .500 09/01/52 25,613
13,821,413 h FNMA 4 .000 09/01/52 12,965
210,217,546 h FNMA 4 .500 09/01/52 202,351

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,852,411 FNMA 5 .000% 09/01/52 $ 5,771
2,209,212 FNMA 4 .000 09/25/52 1,964
1,773,450 FNMA 4 .000 09/25/52 1,552
169,100,293 h FNMA 4 .000 10/01/52 158,622
84,606,487 FNMA 5 .000 10/01/52 83,436
1,688,858 FNMA 4 .500 10/25/52 1,605
1,938,308 FNMA 4 .500 10/25/52 1,851
3,390,871 FNMA 5 .500 11/25/52 3,359
55,127,346 h FNMA 5 .500 12/01/52 55,275
11,726,428 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,101
265,000 g,i Freddie Mac STACR REMIC Trust 5 .428 10/25/41 252
2,490,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 2,473
17,140,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 17,255
10,390,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 10,320
6,670,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 6,811
1,815,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 1,796
12,950,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328 02/25/42 12,611
14,900,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 15,601
7,005,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 7,070
2,060,950 Government National Mortgage Association (GNMA) 2 .580 08/15/25 2,043
8,213,119 GNMA 2 .690 06/15/33 7,403
6,828,689 GNMA 3 .700 10/15/33 6,543
57,091 GNMA 5 .000 04/15/38 58
115,971 GNMA 6 .500 11/20/38 123
7,105,022 GNMA 3 .700 08/15/40 6,784
8,352,226 GNMA 2 .500 12/20/43 7,483
11,475,298 GNMA 2 .750 01/15/45 10,218
1,678,650 GNMA 4 .500 12/20/45 1,650
1,389,736 GNMA 4 .000 06/20/46 192
4,508,426 GNMA 3 .500 12/20/46 4,205
3,069,827 GNMA 3 .500 01/20/47 2,866
3,450,363 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 402
1,690,826 GNMA 3 .500 10/20/50 1,564
5,743,325 GNMA 3 .000 07/20/51 5,139
23,084,345 h GNMA 2 .500 12/20/51 20,024
4,568,028 GNMA 2 .500 02/20/52 3,783
12,591,277 GNMA 2 .500 05/20/52 10,909
60,304,879 GNMA 3 .000 05/20/52 53,697
21,327,762 GNMA 3 .500 07/20/52 19,597
2,379,261 GNMA 4 .000 07/20/52 2,017
7,601,119 GNMA 4 .000 08/20/52 7,193
19,616,995 h GNMA 4 .000 09/20/52 18,564
4,206,371 GNMA 4 .500 09/20/52 3,805
3,433,337 GNMA 4 .500 09/20/52 3,214
2,887,239 GNMA 4 .500 09/20/52 2,706
33,000,000 h GNMA 4 .500 12/20/52 32,016
4,747,496 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,650
3,113,317 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,686
2,968,587 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,559
1,252,781 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 948
2,560,246 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,146
3,414,723 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,730
6,653,520 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,149
10,225,664 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 8,732
10,275,071 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 8,395
5,383,662 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 4,297
4,878,960 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,901
TOTAL MORTGAGE BACKED 1,643,415
MUNICIPAL BONDS - 3.0%
2,000,000 g Basin Electric Power Coop 6 .127 06/01/41 2,094

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,170,000 Brunswick & Glynn County Development Authority 3 .060% 04/01/25 $ 1,131
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,950
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,644
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 811
145,000 g California Municipal Finance Authority 4 .250 11/01/23 143
455,000 California Municipal Finance Authority 2 .138 08/15/27 396
350,000 California Municipal Finance Authority 2 .288 08/15/28 298
500,000 California Municipal Finance Authority 3 .694 08/15/56 317
16,250,000 Chicago Housing Authority 4 .361 01/01/38 14,565
11,645,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 12,324
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,790
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,080
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,438
7,085,000 City & County of San Francisco CA 4 .000 04/01/47 5,759
5,500,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,154
7,790,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,182
1,240,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,253
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1
3 .091 09/01/36 278
5,395,000 City of Chicago IL 7 .750 01/01/42 5,675
1,105,000 City of Chicago IL 7 .750 01/01/42 1,124
1,250,000 City of Florence SC 4 .250 12/01/34 1,162
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 977
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,137
7,500,000 City of Los Angeles CA 3 .880 09/01/38 6,543
7,190,000 City of Los Angeles CA 5 .000 09/01/42 6,859
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
3 .158 05/15/29 1,373
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 4,907
1,780,000 g City of Miami FL 4 .808 01/01/39 1,625
3,665,000 City of Norfolk VA 3 .050 10/01/36 2,930
4,835,000 City of Oakland CA 2 .070 01/15/29 4,065
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,051
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,138
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,218
8,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 7,056
23,010,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 17,200
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 15,084
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 917
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,327
5,235,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,258
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,400
7,650,000 County of Alameda CA 3 .820 08/01/38 6,601
4,430,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,161
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,645
12,015,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,650
3,500,000 District of Columbia 3 .432 04/01/42 2,602
15,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 13,028
6,500,000 g Florida Development Finance Corp 7 .250 07/01/57 6,482
1,000,000 Grant County Public Utility District No 2 5 .470 01/01/34 1,003
1,250,000 Grant County Public Utility District No 2 4 .164 01/01/35 1,153
22,445,000 Grant County Public Utility District No 2 2 .918 01/01/40 16,646

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,255,000 Grant County Public Utility District No 2 3 .210% 01/01/40 $ 7,087
3,230,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 2,486
16,915,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 13,578
1,100,000 Guadalupe Valley Electric Coop, Inc 5 .671 10/01/32 1,141
210,000 Guadalupe-Blanco River Authority Industrial
Development Corp
3 .287 04/15/23 209
640,000 Henry County Water Authority 3 .000 01/01/43 442
850,000 Henry County Water Authority 3 .200 01/01/49 556
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 784
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,865
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,136
8,655,000 Los Angeles Community College District 2 .106 08/01/32 6,932
1,025,000 Maine State Housing Authority 2 .331 11/15/30 848
2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,153
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,566
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,390
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,449
4,190,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 4,205
11,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 10,068
2,000,000 Michigan Finance Authority 5 .000 07/01/31 2,049
7,400,000 New Jersey Economic Development Authority 5 .706 06/15/30 7,517
3,000,000 New Jersey Economic Development Authority 5 .756 06/15/31 3,043
3,375,000 New Mexico Finance Authority 4 .090 06/15/38 2,907
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,125
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,019
1,225,000 New York State Environmental Facilities Corp 3 .195 06/15/25 1,184
2,120,000 New York State Environmental Facilities Corp 3 .520 07/15/27 2,013
17,500,000 New York Transportation Development Corp 5 .000 01/01/26 17,752
11,245,000 Ohio State Water Development Authority 4 .879 12/01/34 11,149
13,250,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 967
3,470,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 253
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,415
4,020,000 Papio-Missouri River Natural Resource District 2 .088 12/15/24 3,874
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,422
6,925,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,446
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,055
1,140,000 Pharr Economic Development Corp 3 .893 08/15/33 1,022
405,000 Public Finance Authority 15 .000 02/01/23 405
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,705
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,093
1,710,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,267
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,657
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 3,151
1,600,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,610
36,330,000 State of California 3 .750 10/01/37 35,876
11,565,000 State of California 4 .600 04/01/38 10,909
10,050,000 State of California 4 .988 04/01/39 9,753
9,000,000 State of Illinois 5 .520 04/01/38 8,316
4,405,000 State of Michigan 3 .590 12/01/26 4,247
2,500,000 State of Ohio 5 .412 09/01/28 2,581
3,370,000 State of Texas 3 .726 08/01/43 3,346
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,116
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,154
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,002
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,756

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,255,000 Texas Water Development Board 4 .248% 10/15/35 $ 1,179
5,880,000 Texas Water Development Board 4 .340 10/15/48 5,000
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,792
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,533
3,035,000 University of California 3 .809 05/15/28 2,853
11,400,000 University of California 4 .009 05/15/30 10,579
1,000,000 University of Cincinnati 3 .250 06/01/29 999
1,560,000 University of Cincinnati 3 .650 06/01/34 1,558
1,615,000 University of Cincinnati 3 .700 06/01/35 1,605
18,000,000 University of New Mexico 3 .532 06/20/32 16,451
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 403
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,119
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,540
3,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 2,652
750,000 Village of Bellwood IL 5 .375 12/01/32 692
4,500,000 Village of Bellwood IL 6 .000 12/01/50 3,708
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 1,007
TOTAL MUNICIPAL BONDS 525,328
U.S. TREASURY SECURITIES - 7.3%
35,830,000 United States Treasury Bond 2 .875 11/15/46 28,710
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,059
31,689,900 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 31,314
15,803,370 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 15,468
19,250,000 United States Treasury Note 0 .125 03/31/23 19,053
3,780,000 United States Treasury Note 0 .250 09/30/23 3,654
31,765,000 United States Treasury Note 2 .875 09/30/23 31,370
6,100,000 United States Treasury Note 2 .625 12/31/23 5,975
1,525,000 United States Treasury Note 2 .250 10/31/24 1,465
35,635,000 United States Treasury Note 4 .250 12/31/24 35,511
57,190,000 United States Treasury Note 4 .000 12/15/25 56,824
1,500,000 United States Treasury Note 0 .375 12/31/25 1,341
18,842,000 United States Treasury Note 2 .500 02/28/26 17,896
15,031,000 United States Treasury Note 0 .500 10/31/27 12,713
72,638,000 United States Treasury Note 4 .125 10/31/27 72,905
35,275,000 United States Treasury Note 0 .625 11/30/27 29,953
9,750,000 United States Treasury Note 3 .875 12/31/27 9,694
28,250,000 United States Treasury Note 1 .125 08/31/28 24,121
60,900,000 United States Treasury Note 4 .000 10/31/29 60,919
37,300,000 United States Treasury Note 3 .875 12/31/29 37,113
256,740,400 United States Treasury Note 4 .125 11/15/32 261,995
14,508,000 United States Treasury Note 1 .875 02/15/41 10,254
4,700,000 United States Treasury Note 2 .250 05/15/41 3,533
232,705,800 United States Treasury Note 2 .375 02/15/42 177,674
29,796,000 United States Treasury Note 3 .250 05/15/42 26,123
109,370,000 United States Treasury Note 4 .000 11/15/42 107,080
65,008,000 United States Treasury Note 2 .250 02/15/52 45,206
173,017,000 United States Treasury Note 3 .000 08/15/52 142,550
10,000,000 United States Treasury Note 4 .000 11/15/52 10,014
TOTAL U.S. TREASURY SECURITIES 1,282,487
TOTAL GOVERNMENT BONDS 4,278,968
(Cost $4,599,389)
STRUCTURED ASSETS - 4.2%
ASSET BACKED - 1.2%
900,000 g AMSR Trust 3 .148 01/19/39 796
Series - 2019 SFR1 (Class C)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 800,000 g AMSR Trust 3 .247% 01/19/39 $ 703
Series - 2019 SFR1 (Class D)
2,000,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .418 10/15/35 1,780
Series - 2020 EYP (Class C)
233,173 i C-BASS Trust LIBOR 1 M + 0.160% 3 .039 07/25/36 220
Series - 2006 CB6 (Class A1)
1,861,157 Delta Air Lines Pass Through Trust 4 .250 07/30/23 1,824
Series - 2015 1 (Class B)
7,150,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 6,969
Series - 2019 1 (Class AA)
4,252,576 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,621
Series - 2020 1 (Class AA)
17,647,220 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,986
Series - 2020 1 (Class A)
97,060 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 95
Series - 2007 2 (Class A2C)
3,432,673 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,441
Series - 2021 3CS (Class A)
3,736,341 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,847
Series - 2021 4GS (Class A)
13,633,447 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,893
Series - 2021 5CS (Class A)
4,817,937 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,692
Series - 2022 1GS (Class A)
3,173,052 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,323
Series - 2022 1GS (Class B)
15,125,719 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 13,999
Series - 2022 3CS (Class A)
8,297,000 g Grace Trust 2 .347 12/10/40 6,380
Series - 2020 GRCE (Class A)
2,479,790 g HERO Funding Trust 3 .840 09/21/40 2,336
Series - 2015 1A (Class A)
689,240 g HERO Funding Trust 3 .990 09/21/40 644
Series - 2014 2A (Class A)
1,211,652 g HERO Funding Trust 3 .750 09/20/41 1,183
Series - 2016 2A (Class A)
1,127,009 g HERO Funding Trust 4 .050 09/20/41 1,071
Series - 2016 1A (Class A)
423,879 g HERO Funding Trust 3 .080 09/20/42 396
Series - 2016 3A (Class A1)
3,242,804 g HERO Funding Trust 3 .710 09/20/47 3,058
Series - 2017 1A (Class A1)
3,245,621 g HERO Funding Trust 3 .190 09/20/48 2,958
Series - 2017 3A (Class A1)
754,107 g HERO Funding Trust 3 .280 09/20/48 698
Series - 2017 2A (Class A1)
3,529,623 g HERO Funding Trust 4 .670 09/20/48 3,350
Series - 2018 1A (Class A2)
2,680,002 g HERO Funding Trust 2 .240 09/20/51 2,339
Series - 2021 1A (Class A)
14,320 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 14
Series - 2003 1 (Class M1)
599,972 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 590
Series - 2018 SFR4 (Class B)
3,438,523 g Loanpal Solar Loan Ltd 2 .290 01/20/48 2,615
Series - 2021 1GS (Class A)
5,839,942 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,271
Series - 2021 2GS (Class A)
2,328,654 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,684
Series - 2020 1A (Class R)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,434,533 g Mosaic Solar Loan Trust 2 .100% 04/20/46 $ 1,245
Series - 2020 1A (Class A)
1,985,291 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,746
Series - 2020 1A (Class B)
2,286,544 g Mosaic Solar Loan Trust 2 .050 12/20/46 1,726
Series - 2021 1A (Class B)
3,409,607 g Mosaic Solar Loan Trust 1 .440 06/20/52 2,688
Series - 2021 3A (Class A)
3,134,065 g Mosaic Solar Loans LLC 3 .820 06/22/43 2,903
Series - 2017 2A (Class A)
3,568,622 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,943
Series - 2021 2A (Class A)
750,000 g Progress Residential Trust 2 .711 11/17/40 582
Series - 2021 SFR9 (Class D)
2,129,584 g Renew 3 .670 09/20/52 1,926
Series - 2017 1A (Class A)
4,489,094 g Renew 3 .950 09/20/53 4,124
Series - 2018 1 (Class A)
4,083,104 g Renew 2 .060 11/20/56 3,476
Series - 2021 1 (Class A)
5,576,537 SCE Recovery Funding LLC 0 .861 11/15/31 4,633
10,202 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .289 09/25/34 10
Series - 2004 8 (Class M1)
6,806,332 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,551
Series - 2021 C (Class A)
3,845,361 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,293
Series - 2022 A (Class A)
2,720,369 g Sunrun Athena Issuer LLC 5 .310 04/30/49 2,491
Series - 2018 1 (Class A)
8,907,354 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 7,837
Series - 2019 2 (Class A)
5,785,024 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,512
Series - 2021 2A (Class A)
6,847,814 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,264
Series - 2022 1A (Class A)
5,400,000 g Tesla Auto Lease Trust 0 .560 03/20/25 5,235
Series - 2021 A (Class A3)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,379
Series - 2021 A (Class A4)
6,250,000 g Tesla Auto Lease Trust 1 .180 03/20/25 5,938
Series - 2021 A (Class C)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,240
Series - 2021 B (Class A3)
5,000,000 g Tesla Auto Lease Trust 0 .630 09/22/25 4,681
Series - 2021 B (Class A4)
9,500,000 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 9,134
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,037
Series - 2021 B (Class A4)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 417
Series - 2020 SFR1 (Class B)
13,727,158 g Vivint Colar Financing V LLC 4 .730 04/30/48 12,155
Series - 2018 1A (Class A)
4,823,972 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,692
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 218,634
OTHER MORTGAGE BACKED - 3.0%
81,829 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 73
Series - 2015 6 (Class A9)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .568% 04/15/34 $ 3,491
Series - 2021 ACEN (Class C)
2,115,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,380
Series - 2021 8 (Class A3)
5,000,000 g BANK 2 .500 10/17/52 3,198
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,812
Series - 2019 BN21 (Class C)
8,000,000 i BANK 3 .461 11/15/62 6,157
Series - 2019 BN22 (Class C)
4,940,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 3,214
Series - 2018 CHRS (Class E)
12,500,000 g BBCMS Trust 3 .593 09/15/32 12,138
Series - 2015 MSQ (Class A)
3,600,000 g BBCMS Trust 3 .894 09/15/32 3,383
Series - 2015 MSQ (Class B)
2,750,000 g BBCMS Trust 4 .798 08/10/35 2,526
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .688 02/15/53 2,300
Series - 2020 C6 (Class F5TA)
8,870,000 g,i Benchmark Mortgage Trust 3 .899 03/15/62 6,539
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,083
Series - 2022 C1 (Class 360A)
10,402,377 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .515 10/15/38 9,890
Series - 2021 XL2 (Class C)
6,000,000 g,i BX Commercial Mortgage Trust 6 .176 01/17/39 5,698
Series - 2022 AHP (Class B)
9,250,000 g,i BX TRUST 5 .826 01/17/39 8,842
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .696 06/25/34 2,696
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,699
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 2 .997 11/13/39 754
Series - 2019 CPT (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,801
Series - 2015 GC29 (Class C)
2,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 1,682
Series - 2019 GC43 (Class AS)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,352
Series - 2019 GC41 (Class AS)
3,000,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 2,890
Series - 2016 CLNE (Class A)
3,740,000 g,i COMM Mortgage Trust 3 .413 10/10/29 3,475
Series - 2017 PANW (Class B)
3,000,000 g,i COMM Mortgage Trust 3 .538 10/10/29 2,754
Series - 2017 PANW (Class C)
5,120,000 g COMM Mortgage Trust 4 .353 08/10/30 4,954
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,662
Series - 2022 HC (Class C)
3,500,000 g,i COMM Mortgage Trust 4 .070 03/10/48 3,018
Series - 2015 CR22 (Class D)
1,100,000 i COMM Mortgage Trust 4 .301 05/10/48 1,007
Series - 2015 CR23 (Class C)
1,000,000 i COMM Mortgage Trust 4 .301 05/10/48 843
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,042
Series - 2015 CR24 (Class D)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 COMM Mortgage Trust 3 .263% 08/15/57 $ 836
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 4,917
Series - 2022 HC (Class D)
935,000 g,i Connecticut Avenue Securities Trust 5 .478 10/25/41 912
Series - 2021 R01 (Class 1M2)
2,800,000 g,i Connecticut Avenue Securities Trust 7 .228 11/25/41 2,592
Series - 2021 R02 (Class 2B1)
14,130,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 14,326
Series - 2022 R03 (Class 1M2)
3,395,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 3,292
Series - 2022 R05 (Class 2M2)
4,203,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 4,175
Series - 2022 R08 (Class 1M2)
4,665,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 4,767
Series - 2022 R09 (Class 2M2)
15,000,000 g CPT Mortgage Trust 2 .865 11/13/39 12,002
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,339
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 4,468
Series - 2017 CALI (Class B)
3,368,226 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,752
Series - 2021 NQM8 (Class A3)
6,100,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 4,976
Series - 2017 C8 (Class 85BB)
6,650,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 5,691
Series - 2017 C8 (Class 85BA)
2,000,000 g,i CSMC Series 3 .388 10/25/59 1,646
Series - 2019 NQM1 (Class M1)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,126
Series - 2021 NYC (Class X)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 5 .638 11/15/38 7,140
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 6,921
Series - 2021 ELP (Class E)
2,604,078 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 10/25/52 2,348
Series - 2022 5262 (Class EZ)
3,138,574 FHLMC 5 .500 11/25/52 3,184
Series - 2022 5270 (Class CZ)
528,159 g,i Flagstar Mortgage Trust 4 .035 10/25/47 457
Series - 2017 2 (Class B3)
52,819 g,i Flagstar Mortgage Trust 4 .000 09/25/48 50
Series - 2018 5 (Class A11)
1,435,824 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,104
Series - 2021 2 (Class A4)
4,438,627 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,413
Series - 2021 4 (Class A21)
10,260,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 8,505
Series - 2021 P009 (Class A2)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,366
Series - 2022 P013 (Class A2)
6,707,704 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,056
Series - 2021 ML08 (Class ML08)
39,759,037 i Freddie Mac Multifamily ML Certificates 1 .769 11/25/37 5,089
Series - 2021 ML08 (Class XCA)
3,174,428 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,411
Series - 2021 ML08 (Class ML08)
10,000,000 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,004
Series - 2022 ML14 (Class A)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 16,597,071 Freddie Mac Multifamily ML Certificates 2 .340% 07/25/41 $ 12,725
Series - 2021 ML12 (Class AUS)
1,024,998 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518 09/25/35 765
Series - 2020 Q012 (Class A3)
4,664,337 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,752
Series - 2020 Q014 (Class A1)
16,607,877 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 14,249
Series - 2022 M068 (Class A)
1,750,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,648
Series - 2022 M069 (Class A)
6,070,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,825
Series - 2020 M061 (Class A)
8,080,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 7,996
Series - 2022 DNA3 (Class M1B)
2,972,000 g,i GS Mortgage Securities Corp II 4 .904 03/10/33 2,584
Series - 2018 GS10 (Class WLSC)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .410 10/15/31 1,899
Series - 2018 HART (Class A)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,697
Series - 2016 GS3 (Class AS)
830,000 i GS Mortgage Securities Trust 3 .954 11/10/49 702
Series - 2016 GS4 (Class C)
934,296 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 790
Series - 2020 PJ2 (Class A4)
379,499 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 312
Series - 2020 PJ4 (Class A4)
300,761 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 248
Series - 2020 PJ5 (Class A4)
1,048,071 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 818
Series - 2020 PJ6 (Class A4)
2,836,689 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,181
Series - 2021 PJ5 (Class A4)
5,031,174 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 4,023
Series - 2022 PJ2 (Class A36)
2,417,018 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,933
Series - 2022 PJ4 (Class A36)
416,801 g,i GS Mortgage-Backed Securities Trust 3 .625 05/25/50 344
Series - 2020 PJ1 (Class B2)
1,151,098 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 898
Series - 2021 PJ2 (Class A4)
8,433,820 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,485
Series - 2021 PJ6 (Class A4)
10,722,517 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,245
Series - 2021 PJ7 (Class A4)
4,886,744 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,758
Series - 2021 PJ8 (Class A4)
5,487,617 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,388
Series - 2022 PJ5 (Class A36)
629,538 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 567
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,330
Series - 2016 10HY (Class A)
5,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 4,361
Series - 2016 10HY (Class B)
5,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 4,243
Series - 2016 10HY (Class C)
7,000,000 g Hudson Yards Mortgage Trust 3 .228 07/10/39 6,035
Series - 2019 30HY (Class A)
1,000,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 724
Series - 2019 55HY (Class D)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,000,000 g,i Hudson Yards Mortgage Trust 2 .943% 12/10/41 $ 4,950
Series - 2019 55HY (Class E)
146,246 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049 03/25/35 137
Series - 2004 11 (Class 2A1)
480,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 390
Series - 2020 NQM1 (Class M1)
2,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 2.170% 6 .488 10/15/33 1,847
Series - 2020 609M (Class C)
1,836,571 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694 12/25/44 1,730
Series - 2015 1 (Class B1)
83,918 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 76
Series - 2015 3 (Class A19)
459,255 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 402
Series - 2015 6 (Class A13)
210,043 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 187
Series - 2016 1 (Class A13)
229,215 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 201
Series - 2017 2 (Class A13)
248,657 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 206
Series - 2018 3 (Class A13)
167,389 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 137
Series - 2018 4 (Class A13)
860,242 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 725
Series - 2018 5 (Class A13)
863,179 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 812
Series - 2017 5 (Class A2)
97,928 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 90
Series - 2018 8 (Class A13)
209,825 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 193
Series - 2018 9 (Class A13)
32,508 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 31
Series - 2019 1 (Class A3)
210,910 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 198
Series - 2019 1 (Class A15)
475,103 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 468
Series - 2019 INV1 (Class A11)
1,582,951 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 1,281
Series - 2020 1 (Class B2)
4,384,530 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,371
Series - 2021 6 (Class A15)
2,302,821 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,771
Series - 2021 7 (Class A15)
2,915,895 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,242
Series - 2021 8 (Class A15)
1,243,645 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 956
Series - 2021 10 (Class A15)
4,134,269 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,179
Series - 2021 11 (Class A15)
1,144,184 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 880
Series - 2021 12 (Class A15)
1,902,017 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,463
Series - 2021 14 (Class A15)
5,993,514 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,609
Series - 2021 15 (Class A15)
7,206,465 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,762
Series - 2022 2 (Class A25)
6,550,292 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,749
Series - 2022 LTV2 (Class A6)
5,000,000 g Liberty Street Trust 3 .597 02/10/36 4,562
Series - 2016 225L (Class A)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,000,000 g,i MAD Mortgage Trust 3 .188% 08/15/34 $ 3,735
Series - 2017 330M (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .366 08/15/34 3,682
Series - 2017 330M (Class B)
2,000,000 g,i Manhattan West 2 .335 09/10/39 1,642
Series - 2020 1MW (Class C)
2,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 1,711
Series - 2020 1MW (Class A)
2,169,000 g,i Menora Mivtachim Holdings Ltd 3 .939 02/17/55 1,333
Series - 2022 C1 (Class 360D)
132,584 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 67
Series - 2007 IQ16 (Class AJFX)
968,221 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 832
Series - 2021 4 (Class A4)
3,938,052 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 3,028
Series - 2021 5 (Class A9)
2,531,877 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,947
Series - 2021 6 (Class A9)
2,944,764 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,538
Series - 2021 6 (Class A4)
3,000,000 g,i MSDB Trust 3 .316 07/11/39 2,628
Series - 2017 712F (Class A)
5,750,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 5,507
Series - 2019 MILE (Class A)
6,750,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .118 07/15/36 6,213
Series - 2019 MILE (Class B)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 3,867
Series - 2019 MILE (Class C)
9,800,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.500% 7 .818 07/15/36 8,792
Series - 2019 MILE (Class E)
1,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 8 .568 07/15/36 1,338
Series - 2019 MILE (Class F)
508,499 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 455
Series - 2019 NQM4 (Class A3)
470,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 367
Series - 2019 NQM4 (Class M1)
46,820 i New York Mortgage Trust LIBOR 1 M + 0.480% 4 .869 02/25/36 46
Series - 2005 3 (Class A1)
5,258,931 g,i OBX Trust 2 .500 07/25/51 4,044
Series - 2021 J2 (Class A19)
351,454 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 332
Series - 2018 1 (Class A2)
1,615,204 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,242
Series - 2021 1 (Class A19)
11,800,000 g One Bryant Park Trust 2 .516 09/15/54 9,687
Series - 2019 OBP (Class A)
4,699,000 g One Market Plaza Trust 3 .614 02/10/32 4,523
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 951
Series - 2017 1MKT (Class B)
2,000,000 g One Market Plaza Trust 4 .146 02/10/32 1,849
Series - 2017 1MKT (Class D)
4,643,133 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,570
Series - 2021 4 (Class A21)
7,144,261 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,458
Series - 2022 2 (Class A22)
5,452,273 g,i RCKT Mortgage Trust 3 .500 06/25/52 4,528
Series - 2022 4 (Class A22)
441,392 g,i Sequoia Mortgage Trust 3 .500 05/25/45 387
Series - 2015 2 (Class A1)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 197,628 g,i Sequoia Mortgage Trust 3 .500% 06/25/46 $ 176
Series - 2016 1 (Class A19)
425,517 g,i Sequoia Mortgage Trust 3 .500 04/25/47 357
Series - 2017 3 (Class A19)
669,800 g,i Sequoia Mortgage Trust 3 .718 09/25/47 577
Series - 2017 6 (Class B1)
95,815 g,i Sequoia Mortgage Trust 3 .500 02/25/48 81
Series - 2018 2 (Class A19)
12,731 g,i Sequoia Mortgage Trust 4 .000 09/25/48 12
Series - 2018 7 (Class A19)
75,157 g,i Sequoia Mortgage Trust 4 .000 06/25/49 69
Series - 2019 2 (Class A19)
188,971 g,i Sequoia Mortgage Trust 3 .500 12/25/49 158
Series - 2019 5 (Class A19)
1,472,429 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,190
Series - 2020 3 (Class A19)
3,029,180 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,329
Series - 2021 4 (Class A19)
295,352 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 263
Series - 2017 2 (Class A1)
78,068,000 g,i SLG Office Trust 0 .258 07/15/41 1,254
Series - 2021 OVA (Class X)
6,640,000 g SLG Office Trust 2 .585 07/15/41 5,313
Series - 2021 OVA (Class A)
1,450,000 g,i Structured Agency Credit Risk Debt Note (STACR) 6 .028 10/25/33 1,423
Series - 2021 DNA3 (Class M2)
58,931 g,i STACR 3 .780 02/25/48 55
Series - 2018 SPI1 (Class M2)
74,055 g,i STACR 3 .836 05/25/48 70
Series - 2018 SPI2 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .575 11/15/36 1,079
Series - 2021 LIH (Class AS)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,300
Series - 2022 BVUE (Class A)
982,000 g,i Verus Securitization Trust 3 .207 11/25/59 833
Series - 2019 4 (Class M1)
515,714 g Verus Securitization Trust 1 .733 05/25/65 462
Series - 2020 5 (Class A3)
2,716,857 g,i Verus Securitization Trust 2 .240 10/25/66 2,214
Series - 2021 7 (Class A3)
58,471 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 56
Series - 2019 2 (Class A17)
269,178 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 223
Series - 2020 4 (Class A17)
7,085,867 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,448
Series - 2021 2 (Class A17)
2,454,409 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,887
Series - 2022 2 (Class A18)
150,880 g,i WinWater Mortgage Loan Trust 3 .909 06/20/44 117
Series - 2014 1 (Class B4)
3,487,374 g,i Woodward Capital Management 3 .000 05/25/52 2,788
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 522,381
TOTAL STRUCTURED ASSETS 741,015
(Cost $864,413)
TOTAL BONDS 7,177,310
(Cost $8,010,787)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 57.8%
AUTOMOBILES & COMPONENTS - 1.2%
229,881 * American Axle & Manufacturing Holdings, Inc $ 1,798
134,549 * Aptiv plc 12,531
176,295 Bayerische Motoren Werke AG. 15,608
70,276 Bayerische Motoren Werke AG. (Preference) 5,931
14,525 BorgWarner, Inc 585
290,490 *,e Canoo, Inc 357
467,635 Cie Generale des Etablissements Michelin S.C.A 13,027
303,835 Daimler AG. (Registered) 19,869
85,292 * Dr ING hc F Porsche AG. 8,607
212,843 Magna International, Inc 11,956
234,995 *,e Rivian Automotive, Inc 4,331
645,139 * Tesla, Inc 79,468
2,779,500 * Toyota Motor Corp 37,919
244,557 Valeo S.A. 4,370
291,308 *,e Workhorse Group, Inc 443
823 e Yamaha Motor Co Ltd 19
TOTAL AUTOMOBILES & COMPONENTS 216,819
BANKS - 3.0%
2,364 Ameris Bancorp 111
1,185,685 e ANZ Group Holdings Ltd 19,100
2,811,877 Banco Bilbao Vizcaya Argentaria S.A. 16,937
1,274,864 Bank Hapoalim Ltd 11,479
234,971 Bank of Montreal 21,286
427,272 Bank of Nova Scotia 20,934
56,219 Bank OZK 2,252
2,405 Banner Corp 152
56,868 Berkshire Hills Bancorp, Inc 1,700
3,266,000 BOC Hong Kong Holdings Ltd 11,087
8,511 Brookline Bancorp, Inc 120
1,840 Cadence BanCorp 45
6,038 Camden National Corp 252
372,918 e Canadian Imperial Bank of Commerce 15,085
1,005,506 Citigroup, Inc 45,479
562,901 Citizens Financial Group, Inc 22,161
2,120 Columbia Banking System, Inc 64
128,629 Comerica, Inc 8,599
823 Commerce Bancshares, Inc 56
889 Community Trust Bancorp, Inc 41
54,845 * Customers Bancorp, Inc 1,554
746,693 DBS Group Holdings Ltd 18,900
59,728 DNB Bank ASA 1,180
116,855 Erste Bank der Oesterreichischen Sparkassen AG. 3,739
7,467 Federal Agricultural Mortgage Corp (FAMC) 842
7,030 First Busey Corp 174
53,930 First Republic Bank 6,574
1,019 Glacier Bancorp, Inc 50
1,984 Hancock Whitney Corp 96
616,500 Hang Seng Bank Ltd 10,226
4,964 Heritage Financial Corp 152
19,873 HomeStreet, Inc 548
5,558,476 HSBC Holdings plc 34,449
338,485 Huntington Bancshares, Inc 4,773
7,848,049 Intesa Sanpaolo S.p.A. 17,387
8,112 JPMorgan Chase & Co 1,088
199,885 KBC Groep NV 12,870
262,047 Keycorp 4,565
25,729 Live Oak Bancshares, Inc 777

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,431 * Mr Cooper Group, Inc $ 699
30,945 National Bank Holdings Corp 1,302
138,079 e National Bank of Canada 9,303
9,051 Old National Bancorp 163
165,267 Oversea-Chinese Banking Corp 1,503
63,894 Pinnacle Financial Partners, Inc 4,690
281,757 PNC Financial Services Group, Inc 44,501
814,986 Regions Financial Corp 17,571
1,852,800 Resona Holdings, Inc 10,176
546,000 Societe Generale 13,696
1,859,357 Standard Chartered plc 13,868
346,100 Sumitomo Mitsui Trust Holdings, Inc 12,077
23,374 * SVB Financial Group 5,379
679,194 Svenska Handelsbanken AB 6,838
2,226 * Texas Capital Bancshares, Inc 134
6,965 TFS Financial Corp 100
20,196 * The Bancorp, Inc 573
507,493 Toronto-Dominion Bank 32,860
4,787 Trico Bancshares 244
620,945 Truist Financial Corp 26,719
2,114 UMB Financial Corp 177
18,027 Univest Financial Corp 471
2,021 Westamerica Bancorporation 119
1,110 Wintrust Financial Corp 94
65,511 Zions Bancorporation 3,221
TOTAL BANKS 523,362
CAPITAL GOODS - 4.0%
288,873 3M Co 34,642
362 A.O. Smith Corp 21
367,452 ABB Ltd 11,199
790 Acuity Brands, Inc 131
247 Allegion plc 26
188,087 Ashtead Group plc 10,684
510,377 Assa Abloy AB 10,978
1,154,815 Atlas Copco AB 12,322
1,105,709 Atlas Copco AB 13,101
102,247 * Axon Enterprise, Inc 16,966
688 * Beacon Roofing Supply, Inc 36
73,426 *,e Blink Charging Co 806
11,104 * Bloom Energy Corp 212
272,149 Bouygues S.A. 8,162
39,132 Brenntag AG. 2,496
387,083 * CAE, Inc 7,487
296,395 Carrier Global Corp 12,226
244,029 Caterpillar, Inc 58,460
791,324 CNH Industrial NV 12,694
43,093 Cummins, Inc 10,441
79,212 Curtiss-Wright Corp 13,228
300 Daifuku Co Ltd 14
81,100 Daikin Industries Ltd 12,304
92,545 DCC plc 4,551
132,127 Deere & Co 56,651
396 Dover Corp 54
217,645 Eaton Corp 34,159
98,775 Eiffage S.A. 9,716
1,733 EMCOR Group, Inc 257
59,351 Emerson Electric Co 5,701
1,823 Epiroc AB 33
531 * Fanuc Ltd 79
143,931 Fastenal Co 6,811

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
576 e Ferguson plc $ 73
118,801 Fortive Corp 7,633
1,653 Fortune Brands Home & Security, Inc 94
99 Geberit AG. 47
422 * Generac Holdings, Inc 43
63,992 * Great Lakes Dredge & Dock Corp 381
171,805 Hexcel Corp 10,111
1,155 Husqvarna AB (B Shares) 8
2,459 IDEX Corp 561
219,871 Illinois Tool Works, Inc 48,438
1,115 Ingersoll Rand, Inc 58
386,873 Johnson Controls International plc 24,760
1,220,570 Keppel Corp Ltd 6,619
373,700 Komatsu Ltd 8,077
151,707 * Kratos Defense & Security Solutions, Inc 1,566
383,900 Kubota Corp 5,245
289 Kurita Water Industries Ltd 12
63,765 Legrand S.A. 5,113
86 Lennox International, Inc 21
794 LIXIL Group Corp 12
36,237 * Manitowoc Co, Inc 332
1,130,600 Marubeni Corp 12,952
206,090 Masco Corp 9,618
117,941 * Mercury Systems, Inc 5,277
501,500 Mitsubishi Corp 16,281
7,392 Moog, Inc (Class A) 649
55,368 MTU Aero Engines Holding AG. 11,912
4,501 * MYR Group, Inc 414
658 NGK Insulators Ltd 8
333,800 Obayashi Corp 2,521
7,069 Owens Corning, Inc 603
74,920 PACCAR, Inc 7,415
455 Pentair plc 20
52,759 * Proto Labs, Inc 1,347
396 Quanta Services, Inc 56
47,053 Rockwell Automation, Inc 12,119
4,744 Rush Enterprises, Inc (Class A) 248
300,809 Sandvik AB 5,436
177,659 Schneider Electric S.A. 24,950
355,600 Shimizu Corp 1,897
223,411 Siemens AG. 30,798
829,300 Singapore Technologies Engineering Ltd 2,075
30,802 SKF AB (B Shares) 470
10,842 Snap-On, Inc 2,477
227 Toromont Industries Ltd 16
392 Toto Ltd 13
84,304 Trane Technologies plc 14,171
124,121 * Triumph Group, Inc 1,306
36,726 * United Rentals, Inc 13,053
24,341 * Vectrus, Inc 1,005
229,354 Vestas Wind Systems A.S. 6,690
697,434 Volvo AB (B Shares) 12,598
15,681 W.W. Grainger, Inc 8,723
1,964 Wabash National Corp 44
295,210 Wartsila Oyj (B Shares) 2,489
4,955 * WESCO International, Inc 620
42,922 Woodward Inc 4,147
47,504 WSP Global, Inc 5,511
44,423 Xylem, Inc 4,912

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
700 Yaskawa Electric Corp $ 22
TOTAL CAPITAL GOODS 710,715
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
834 ABM Industries, Inc 37
33,977 ACCO Brands Corp 190
1,000 * ASGN Inc 81
372 Booz Allen Hamilton Holding Co 39
3,969 Brambles Ltd 33
222,321 Bureau Veritas S.A. 5,859
639,040 * Copart, Inc 38,911
614 Dai Nippon Printing Co Ltd 12
5,059 Heidrick & Struggles International, Inc 141
120,130 Intertek Group plc 5,845
170,361 * KAR Auction Services, Inc 2,223
45,168 Kelly Services, Inc (Class A) 763
37,996 Randstad Holdings NV 2,322
279,000 Recruit Holdings Co Ltd 8,733
740,173 RELX plc 20,464
304 Ritchie Bros Auctioneers, Inc 18
63,070 Robert Half International, Inc 4,656
3,908 SGS S.A. 9,103
14,329 Teleperformance 3,426
40,510 Thomson Reuters Corp 4,621
144,291 TransUnion 8,189
2,948 * TriNet Group, Inc 200
17,022 Verisk Analytics, Inc 3,003
175,562 Waste Management, Inc 27,542
30,531 Wolters Kluwer NV 3,195
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 149,606
CONSUMER DURABLES & APPAREL - 1.2%
74,165 Adidas-Salomon AG. 10,051
127,418 * Allbirds, Inc 308
385,655 Barratt Developments plc 1,842
68,119 Berkeley Group Holdings plc 3,106
399,254 Burberry Group plc 9,707
58,519 DR Horton, Inc 5,216
622 e Electrolux AB 8
111,404 Essilor International S.A. 20,157
48,997 e Ethan Allen Interiors, Inc 1,294
524 Gildan Activewear, Inc 14
58,468 * GoPro, Inc 291
9,916 * Green Brick Partners, Inc 240
804 Hasbro, Inc 49
12,448 Hermes International 19,268
28,312 *,e iRobot Corp 1,363
18,915 * Lovesac Co 416
33,189 * Lululemon Athletica, Inc 10,633
126,305 Moncler S.p.A 6,711
10,439 Newell Brands Inc 137
534,413 Nike, Inc (Class B) 62,532
2,273 * NVR, Inc 10,484
990,000 Panasonic Corp 8,285
262 Pandora AS 19
880 Persimmon plc 13
714 Pulte Homes, Inc 33
9,326 Puma AG. Rudolf Dassler Sport 564
2,388 PVH Corp 169
22,299 SEB S.A. 1,871
1,026 Sekisui Chemical Co Ltd 14

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
296,900 Sekisui House Ltd $ 5,264
153,481 * Sonos, Inc 2,594
353,400 Sony Corp 26,937
1,076,998 Taylor Wimpey plc 1,319
62,773 *,e Traeger, Inc 177
94,128 * Tupperware Brands Corp 390
67,452 VF Corp 1,862
389 Yamaha Corp 14
TOTAL CONSUMER DURABLES & APPAREL 213,352
CONSUMER SERVICES - 1.2%
204,289 * Accor S.A. 5,096
38,630 e ADT, Inc 350
25,003 * Booking Holdings, Inc 50,388
40,114 * Bright Horizons Family Solutions 2,531
33,285 Carriage Services, Inc 917
766,210 Compass Group plc 17,693
92,056 * Dave & Buster's Entertainment, Inc 3,262
68,958 *,e F45 Training Holdings, Inc 197
307,210 Hilton Worldwide Holdings, Inc 38,819
575 IDP Education Ltd 11
203,516 InterContinental Hotels Group plc 11,677
94,100 Oriental Land Co Ltd 13,694
33,446 * Planet Fitness, Inc 2,636
3,541 * Shake Shack, Inc 147
87,471 * Six Flags Entertainment Corp 2,034
568,908 Starbucks Corp 56,436
23,339 Vail Resorts, Inc 5,563
88,897 Wendy's 2,012
129,335 Whitbread plc 3,999
95,091 * WW International Inc 367
TOTAL CONSUMER SERVICES 217,829
DIVERSIFIED FINANCIALS - 3.8%
794,321 3i Group plc 12,810
215,685 Ally Financial, Inc 5,273
349,019 American Express Co 51,568
73,893 Ameriprise Financial, Inc 23,008
6,128 Annaly Capital Management, Inc 129
536 Australian Stock Exchange Ltd 25
609,882 Bank of New York Mellon Corp 27,762
77,740 BlackRock, Inc 55,089
732,982 Charles Schwab Corp 61,028
84,822 Deutsche Boerse AG. 14,606
385,240 Discover Financial Services 37,688
51,668 Eurazeo 3,217
10,546 Factset Research Systems, Inc 4,231
3,347 e Franklin Resources, Inc 88
158,760 Goldman Sachs Group, Inc 54,515
10,629 * Green Dot Corp 168
334,646 Hong Kong Exchanges and Clearing Ltd 14,380
406,008 Intercontinental Exchange Group, Inc 41,652
43,051 Invesco Ltd 774
166,684 London Stock Exchange Group plc 14,322
221 LPL Financial Holdings, Inc 48
152,943 Macquarie Group Ltd 17,265
260 MarketAxess Holdings, Inc 73
94,714 Moody's Corp 26,389
626,173 Morgan Stanley 53,237
81,667 Nasdaq Inc 5,010
2,220,800 * Nomura Holdings, Inc 8,229

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
122,676 Northern Trust Corp $ 10,856
654,090 ORIX Corp 10,470
5,978 * PRA Group, Inc 202
2,150 * PROG Holdings, Inc 36
9,022 Raymond James Financial, Inc 964
167,725 S&P Global, Inc 56,178
656,988 Schroders plc 3,452
2,200 Singapore Exchange Ltd 15
96,869 St. James's Place plc 1,276
2,388,396 e Standard Life Aberdeen plc 5,427
150,543 State Street Corp 11,678
1,437 Synchrony Financial 47
79,053 T Rowe Price Group, Inc 8,622
154 TMX Group Ltd 15
1,195,389 UBS Group AG 22,218
30,353 e Voya Financial, Inc 1,866
31,162 Wendel 2,911
TOTAL DIVERSIFIED FINANCIALS 668,817
ENERGY - 3.3%
428,909 Antero Midstream Corp 4,628
217,693 APA Corp 10,162
517,908 e ARC Resources Ltd 6,981
316,285 Baker Hughes Co 9,340
731,836 Cenovus Energy, Inc (Toronto) 14,199
3,725 ChampionX Corp 108
227,402 Cheniere Energy, Inc 34,101
172,096 Chevron Corp 30,889
508,979 ConocoPhillips 60,059
2,773 Delek US Holdings, Inc 75
179,107 Devon Energy Corp 11,017
26,007 * DMC Global, Inc 506
52,213 * Dril-Quip, Inc 1,419
637,666 e Enbridge, Inc 24,923
218,607 EOG Resources, Inc 28,314
252,801 EQT Corp 8,552
454,863 Equinor ASA 16,348
537,285 Galp Energia SGPS S.A. 7,248
1,424 Halliburton Co 56
116,794 Hess Corp 16,564
212,089 e Imperial Oil Ltd 10,330
202,500 Inpex Holdings, Inc 2,176
6,419 Keyera Corp 140
1,153,122 Kinder Morgan, Inc 20,848
801,981 * Kosmos Energy Ltd 5,101
1,874 Marathon Oil Corp 51
110,690 Marathon Petroleum Corp 12,883
263,195 Neste Oil Oyj 12,138
379,412 NOV, Inc 7,926
5,830 * Oceaneering International, Inc 102
163,865 OMV AG. 8,429
26,543 ONEOK, Inc 1,744
21,024 Ovintiv, Inc 1,066
170,132 e Parkland Corp 3,733
1,331 Phillips 66 138
98,089 Pioneer Natural Resources Co 22,403
900,537 Schlumberger Ltd 48,143
1,271,207 Shell plc 35,836
886,363 * Southwestern Energy Co 5,185
571,607 Suncor Energy, Inc 18,132
655,251 Total S.A. 41,132

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
245,268 Valero Energy Corp $ 31,115
3,371 Williams Cos, Inc 111
572,494 Woodside Energy Group Ltd 13,865
TOTAL ENERGY 588,216
FOOD & STAPLES RETAILING - 0.6%
220,700 Aeon Co Ltd 4,660
372,479 Alimentation Couche-Tard, Inc 16,368
229,061 * BJ's Wholesale Club Holdings, Inc 15,155
484,992 Coles Group Ltd 5,498
77,367 George Weston Ltd 9,599
1,743,514 J Sainsbury plc 4,573
13,900 Kesko Oyj (B Shares) 307
1,880 Kroger Co 84
136,504 Loblaw Cos Ltd 12,069
37,655 Metro, Inc 2,085
95,256 * Performance Food Group Co 5,562
44,141 Pricesmart, Inc 2,683
70,405 SpartanNash Co 2,129
225,859 * Sprouts Farmers Market, Inc 7,311
108,392 * United Natural Foods, Inc 4,196
298,084 * US Foods Holding Corp 10,141
455,103 Woolworths Ltd 10,392
TOTAL FOOD & STAPLES RETAILING 112,812
FOOD, BEVERAGE & TOBACCO - 2.3%
397,063 Ajinomoto Co, Inc 12,136
86,043 Archer-Daniels-Midland Co 7,989
110,234 *,e Benson Hill, Inc 281
124,961 *,e Beyond Meat, Inc 1,538
1,758 Bunge Ltd 175
59,280 Campbell Soup Co 3,364
1,291,781 Coca-Cola Co 82,170
213,058 * Coca-Cola European Partners plc (Class A) 11,786
241,442 Coca-Cola HBC AG. 5,708
1,330 ConAgra Brands, Inc 52
316,465 Danone 16,680
15,327 * Darling International, Inc 959
42,000 Fresh Del Monte Produce, Inc 1,100
445,330 General Mills, Inc 37,341
2,360 * Hain Celestial Group, Inc 38
251,971 Hormel Foods Corp 11,477
159,512 Kellogg Co 11,364
133,885 Kerry Group plc (Class A) 12,094
2,155 Keurig Dr Pepper, Inc 77
173,000 Kikkoman Corp 9,106
87,204 McCormick & Co, Inc 7,228
308 MEIJI Holdings Co Ltd 16
116,254 Mowi ASA 1,981
634,492 Nestle S.A. 73,290
74,000 Nissin Food Products Co Ltd 5,860
304,982 Orkla ASA 2,201
455,171 PepsiCo, Inc 82,231
166,600 Suntory Beverage & Food Ltd 5,673
6,454 * TreeHouse Foods, Inc 319
16,271 * Vital Farms, Inc 243
1,637,414 Wilmar International Ltd 5,101
TOTAL FOOD, BEVERAGE & TOBACCO 409,578
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
108,845 * 1Life Healthcare, Inc 1,819

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
116,482 * Accolade, Inc $ 907
71,383 *,e Allscripts Healthcare Solutions, Inc 1,259
149,137 Amplifon S.p.A. 4,453
70,373 * Angiodynamics, Inc 969
8,730 * AtriCure, Inc 387
1,253 * Axonics Modulation Technologies, Inc 78
1,376 Baxter International, Inc 70
48,498 BioMerieux 5,095
381,856 * Brookdale Senior Living, Inc 1,043
4,607 Cardinal Health, Inc 354
48,050 * Cardiovascular Systems, Inc 655
31,597 Carl Zeiss Meditec AG. 3,972
36,730 * Castle Biosciences, Inc 865
354,493 * Cerus Corp 1,294
162,381 Cigna Corp 53,803
23,683 Cochlear Ltd 3,271
50,637 Coloplast AS 5,932
22,324 * Computer Programs & Systems, Inc 608
54,738 * CryoLife, Inc 663
188 * DaVita, Inc 14
71,367 * Demant A.S. 1,990
231,872 * Dexcom, Inc 26,257
432,588 * Edwards Lifesciences Corp 32,275
111,438 Elevance Health, Inc 57,164
96,606 * Enhabit, Inc 1,271
165,782 * Envista Holdings Corp 5,582
256,151 Fisher & Paykel Healthcare Corp 3,665
23,818 * Fulgent Genetics, Inc 709
13,596 * Globus Medical, Inc 1,010
128,579 HCA Healthcare, Inc 30,854
113,131 * Health Catalyst, Inc 1,203
21,864 * Henry Schein, Inc 1,746
14,137 * Heska Corp 879
113,705 * Hologic, Inc 8,506
60,344 * IDEXX Laboratories, Inc 24,618
39,588 * Inogen, Inc 780
527 * Insulet Corp 155
46,638 Laboratory Corp of America Holdings 10,982
30,526 e LeMaitre Vascular, Inc 1,405
8,932 * LivaNova plc 496
43,064 * Merit Medical Systems, Inc 3,041
161 * Molina Healthcare, Inc 53
31,947 * Nevro Corp 1,265
110,180 * NextGen Healthcare, Inc 2,069
257 * Novocure Ltd 19
86,938 * Omnicell, Inc 4,383
594,366 *,e Opko Health, Inc 743
112,552 * OraSure Technologies, Inc 543
32,369 * Orthofix Medical Inc 665
80,723 * Outset Medical, Inc 2,084
15,017 * Penumbra, Inc 3,341
2,830 Premier, Inc 99
38,708 * Pulmonx Corp 326
28,484 Quest Diagnostics, Inc 4,456
143,876 Ramsay Health Care Ltd 6,318
83,617 Resmed, Inc 17,403
17,548 * SI-BONE, Inc 239
44,933 Sonova Holdings AG 10,672
24,596 * Staar Surgical Co 1,194
33,157 STERIS plc 6,124
34,000 Sysmex Corp 2,053

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
43,554 * Teladoc, Inc $ 1,030
94,486 Terumo Corp 2,679
140,780 UnitedHealth Group, Inc 74,639
TOTAL HEALTH CARE EQUIPMENT & SERVICES 444,496
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
672 Church & Dwight Co, Inc 54
589 Clorox Co 83
315,327 Colgate-Palmolive Co 24,845
367,053 Essity AB 9,612
172,700 e Kao Corp 6,856
65,896 Kimberly-Clark Corp 8,945
74,681 L'Oreal S.A. 26,743
675,349 Procter & Gamble Co 102,356
220,600 Shiseido Co Ltd 10,813
216,400 Uni-Charm Corp 8,285
578,642 Unilever plc 29,214
131,058 *,e Veru, Inc 692
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 228,498
INSURANCE - 2.4%
2,049,294 Aegon NV 10,383
2,161,000 AIA Group Ltd 23,865
116,920 Allianz AG. 24,969
116,459 Allstate Corp 15,792
772,624 Assicurazioni Generali S.p.A. 13,739
147 Assurant, Inc 18
726,786 AXA S.A. 20,245
239,464 Chubb Ltd 52,826
1,068,648 * Genworth Financial, Inc (Class A) 5,653
914 Hartford Financial Services Group, Inc 69
1,068 Insurance Australia Group Ltd 4
4,383,717 Legal & General Group plc 13,143
300,258 Marsh & McLennan Cos, Inc 49,687
82,300 MS&AD Insurance Group Holdings Inc 2,631
32,517 Muenchener Rueckver AG. 10,518
225,357 NN Group NV 9,215
720 Principal Financial Group 61
298,819 Progressive Corp 38,760
324,743 Prudential Financial, Inc 32,299
305,354 QBE Insurance Group Ltd 2,770
149,200 Sompo Holdings, Inc 6,601
77,096 Sun Life Financial, Inc 3,579
24,208 Swiss Life Holding 12,478
121,443 Swiss Re Ltd 11,355
155,384 Travelers Cos, Inc 29,133
15,873 Willis Towers Watson plc 3,882
50,965 Zurich Insurance Group AG 24,365
TOTAL INSURANCE 418,040
MATERIALS - 2.7%
114,270 Agnico-Eagle Mines Ltd 5,938
502 Akzo Nobel NV 34
19,088 Amcor plc 227
100,173 Anglo American plc 3,923
478,842 Antofagasta plc 8,939
12,214 Aptargroup, Inc 1,343
480,800 Asahi Kasei Corp 3,423
358,467 Ball Corp 18,332
220,460 BlueScope Steel Ltd 2,513
306,471 Boliden AB 11,512

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
83,968 * Century Aluminum Co $ 687
290 Chr Hansen Holding A/S 21
103,486 Clariant AG. 1,644
19,088 * Coeur Mining, Inc 64
1,679 Compass Minerals International, Inc 69
534 g Covestro AG. 21
335,807 CRH plc 13,355
41,736 Croda International plc 3,321
118,545 Dow, Inc 5,973
45,775 DSM NV 5,621
234,680 Ecolab, Inc 34,160
127,774 Evonik Industries AG. 2,437
956,824 Fortescue Metals Group Ltd 13,374
63,107 Franco-Nevada Corp 8,602
3,439 Givaudan S.A. 10,533
114,550 HeidelbergCement AG. 6,491
41,648 Holmen AB 1,655
190,067 Independence Group NL 1,739
69,904 International Flavors & Fragrances, Inc 7,329
1,576 International Paper Co 55
1,233 James Hardie Industries NV 22
309,800 JFE Holdings, Inc 3,595
11,455 Johnson Matthey plc 293
84,990 JSR Corp 1,664
42,157 Koppers Holdings, Inc 1,189
202,703 Linde plc 66,118
18,306 Martin Marietta Materials, Inc 6,187
195,886 Mineral Resources Ltd 10,275
306,342 Mitsubishi Chemical Holdings Corp 1,586
14,802 Mitsui Chemicals, Inc 332
279,430 Mondi plc 4,725
326,645 Mosaic Co 14,330
605,266 Newcrest Mining Ltd 8,487
503,252 Newmont Goldcorp Corp 23,753
579,300 Nippon Paint Co Ltd 4,550
600,800 Nippon Steel Corp 10,425
89,700 Nitto Denko Corp 5,166
1,584,602 Norsk Hydro ASA 11,841
375,868 Northern Star Resources Ltd 2,813
566 Novozymes AS 29
196,838 Nucor Corp 25,945
215,124 Nutrien Ltd 15,705
1,122 Orica Ltd 11
905,449 * Pilbara Minerals Ltd 2,293
22,371 PPG Industries, Inc 2,813
2,785 Reliance Steel & Aluminum Co 564
5,386 Schnitzer Steel Industries, Inc (Class A) 165
116,800 Shin-Etsu Chemical Co Ltd 14,263
62,483 SIG Combibloc Group AG. 1,365
58,204 Sika AG. 13,992
678 Smurfit Kappa Group plc 25
204 e Solvay S.A. 21
527 Steel Dynamics, Inc 51
152,065 Stora Enso Oyj (R Shares) 2,144
1,346,023 Sumitomo Chemical Co Ltd 4,826
290,200 Sumitomo Metal Mining Co Ltd 10,197
175,508 * Summit Materials, Inc 4,983
482,659 Svenska Cellulosa AB (B Shares) 6,113
367 Symrise AG. 40
9,000 Toray Industries, Inc 50
719 Tosoh Corp 9

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
30,132 Trinseo plc $ 684
229,769 Umicore S.A. 8,451
25,842 UPM-Kymmene Oyj 967
112,930 Voestalpine AG. 2,991
703 WestRock Co 25
148,093 Wheaton Precious Metals Corp 5,786
TOTAL MATERIALS 475,194
MEDIA & ENTERTAINMENT - 1.9%
52,817 * Cardlytics, Inc 305
311 * Charter Communications, Inc 105
209,432 * Cinemark Holdings, Inc 1,814
366,768 * Clear Channel 385
1,294,838 Comcast Corp (Class A) 45,281
153,590 Electronic Arts, Inc 18,766
870 Fox Corp (Class A) 26
409 Fox Corp (Class B) 12
184,668 Gray Television, Inc 2,066
109,942 * iHeartMedia, Inc 674
9,348 * Imax Corp 137
1,517,332 Informa plc 11,319
125,227 Interpublic Group of Cos, Inc 4,171
14,063 John Wiley & Sons, Inc (Class A) 563
94,773 * Liberty Broadband Corp (Class C) 7,228
40,259 * MediaAlpha, Inc 401
155,332 * Netflix, Inc 45,804
15,892 New York Times Co (Class A) 516
402,000 Nintendo Co Ltd 16,903
357,623 Omnicom Group, Inc 29,171
1,668 Paramount Global (Class B) 28
225,228 Pearson plc 2,543
80,096 * Pinterest, Inc 1,945
168,177 Publicis Groupe S.A. 10,744
146 e REA Group Ltd 11
981 * ROBLOX Corp 28
5,556 * Roku, Inc 226
13,853 Scholastic Corp 547
10,426 e Seek Ltd 148
59,889 Sinclair Broadcast Group, Inc (Class A) 929
1,494,166 e Sirius XM Holdings, Inc 8,726
9,104 * Snap, Inc 81
169,136 * Take-Two Interactive Software, Inc 17,612
9,574 TEGNA, Inc 203
214,381 * TripAdvisor, Inc 3,855
294,462 * Vimeo, Inc 1,010
666,032 Vivendi Universal S.A. 6,363
621,301 * Walt Disney Co 53,979
348,143 * Warner Bros Discovery, Inc 3,300
766,310 WPP plc 7,571
107,544 * Yelp, Inc 2,940
2,798,400 Z Holdings Corp 6,989
566,878 * ZoomInfo Technologies, Inc 17,069
TOTAL MEDIA & ENTERTAINMENT 332,494
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
191,748 * Adaptive Biotechnologies Corp 1,465
273,240 Agilent Technologies, Inc 40,890
107,585 * Agios Pharmaceuticals, Inc 3,021
96,398 * Alector, Inc 890
220,521 Amgen, Inc 57,918
789,014 Astellas Pharma, Inc 11,997

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
376,958 AstraZeneca plc $ 51,010
8,612 AstraZeneca plc (ADR) 584
192,539 * Atara Biotherapeutics, Inc 632
2,859 *,e Axsome Therapeutics, Inc 221
99,760 * BioCryst Pharmaceuticals, Inc 1,145
8,992 * Biogen, Inc 2,490
851,854 Bristol-Myers Squibb Co 61,291
48,568 * Caribou Biosciences, Inc 305
41,279 *,e Cassava Sciences, Inc 1,219
222,326 * Catalent, Inc 10,007
462,391 Chugai Pharmaceutical Co Ltd 11,794
58,062 *,e Collegium Pharmaceutical, Inc 1,347
143,723 CSL Ltd 28,025
556,247 Daiichi Sankyo Co Ltd 17,904
254,381 Danaher Corp 67,518
15,154 * Eagle Pharmaceuticals, Inc 443
117,600 Eisai Co Ltd 7,756
255,169 Eli Lilly & Co 93,351
51,525 * Erasca, Inc 222
31,813 * Fulcrum Therapeutics, Inc 232
34,151 * Genmab AS 14,439
401,040 Gilead Sciences, Inc 34,429
1,242,756 GSK plc 21,479
16,584 *,e IGM Biosciences, Inc 282
67,634 * Illumina, Inc 13,676
516,979 *,e Inovio Pharmaceuticals, Inc 806
18,922 * Intra-Cellular Therapies, Inc 1,001
79,472 * IQVIA Holdings, Inc 16,283
33,350 * Jazz Pharmaceuticals plc 5,313
71,749 * Kezar Life Sciences, Inc 505
747 Kyowa Hakko Kogyo Co Ltd 17
33,945 Lonza Group AG. 16,663
745,192 Merck & Co, Inc 82,679
76,434 Merck KGaA 14,747
7,227 * Mettler-Toledo International, Inc 10,446
55,708 * Mirati Therapeutics, Inc 2,524
236,224 * NeoGenomics, Inc 2,183
54,572 * NGM Biopharmaceuticals Inc 274
37,791 * Nkarta, Inc 226
535,963 Novartis AG. 48,503
405,716 Novo Nordisk AS 55,103
75,327 * Nurix Therapeutics, Inc 827
263,600 Ono Pharmaceutical Co Ltd 6,161
66,248 Orion Oyj (Class B) 3,632
50,313 Perrigo Co plc 1,715
77,793 * Prothena Corp plc 4,687
99,790 *,e Provention Bio, Inc 1,055
29,310 * Regeneron Pharmaceuticals, Inc 21,147
87,503 * Revance Therapeutics, Inc 1,615
171,442 *,e Sana Biotechnology, Inc 677
117,033 Shionogi & Co Ltd 5,839
85,477 UCB S.A. 6,735
133,862 * Ultragenyx Pharmaceutical, Inc 6,202
36,177 * Viridian Therapeutics, Inc 1,057
22,240 * Waters Corp 7,619
45,920 West Pharmaceutical Services, Inc 10,807
278,267 Zoetis, Inc 40,780
15,799 *,†,e Zogenix, Inc 11
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 935,821

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
REAL ESTATE - 1.6%
231,273 American Tower Corp $ 48,998
87,267 Boston Properties, Inc 5,898
545,111 British Land Co plc 2,588
63,675 Brixmor Property Group, Inc 1,444
2,080,173 Capitaland Investment Ltd 5,749
14,677 CapitaMall Trust 22
101,664 CBRE Group, Inc 7,824
177,700 City Developments Ltd 1,092
50,850 City Office REIT, Inc 426
59,802 Crown Castle International Corp 8,112
301,100 Daiwa House Industry Co Ltd 6,936
2,975 Dexus Property Group 16
368,904 DiamondRock Hospitality Co 3,021
784 Digital Realty Trust, Inc 79
6,866 Douglas Emmett, Inc 108
43,867 Equinix, Inc 28,734
39,506 First Industrial Realty Trust, Inc 1,907
5,328 FirstService Corp 652
51,892 Fonciere Des Regions 3,080
665 Gecina S.A. 68
565,550 e Goodman Group 6,651
688,636 GPT Group 1,964
244,659 Healthpeak Properties Inc 6,134
1,608 * Howard Hughes Corp 123
191,100 e Hulic Co Ltd 1,501
945 Iron Mountain, Inc 47
30,104 iStar Inc 230
6,486 * Jones Lang LaSalle, Inc 1,034
4,380 Kilroy Realty Corp 169
255,081 Klepierre 5,887
1,939 Land Securities Group plc 14
205 LEG Immobilien AG. 13
505,854 Lend Lease Corp Ltd 2,685
1,231,900 Link REIT 9,014
277,961 Macerich Co 3,130
1,050,750 e Mirvac Group 1,520
560,472 Mitsubishi Estate Co Ltd 7,260
359,317 Mitsui Fudosan Co Ltd 6,567
97,100 Nomura Real Estate Holdings, Inc 2,076
474,829 Park Hotels & Resorts, Inc 5,598
7,536 PotlatchDeltic Corp 332
390,185 Prologis, Inc 43,986
66,712 * Realogy Holdings Corp 426
418 RioCan Real Estate Investment Trust 7
2,740 RMR Group, Inc 77
2,304 e Safehold, Inc 66
298 SBA Communications Corp 84
14,358 Scentre Group 28
151,016 Segro plc 1,391
6,604 Stockland Trust Group 16
604,000 Swire Pacific Ltd (Class A) 5,295
1,367,000 Swire Properties Ltd 3,462
35,424 * Unibail-Rodamco-Westfield 1,844
104,837 * Unibail-Rodamco-Westfield 5,480
1,300 UOL Group Ltd 7
79,201 Ventas, Inc 3,568
190,252 Vicinity Centres 257
214,587 Welltower, Inc 14,066
286,231 Weyerhaeuser Co 8,873

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
63,158 Xenia Hotels & Resorts, Inc $ 832
TOTAL REAL ESTATE 278,468
RETAILING - 2.2%
45,506 * 1-800-FLOWERS.COM, Inc (Class A) 435
18,982 Advance Auto Parts, Inc 2,791
621 Best Buy Co, Inc 50
184 * Burlington Stores, Inc 37
158 Canadian Tire Corp Ltd 16
2,874 * CarMax, Inc 175
80,482 *,g Delivery Hero AG. 3,862
29,510 Dieteren S.A. 5,663
68,736 Dollarama, Inc 4,020
904,648 eBay, Inc 37,516
13,700 Fast Retailing Co Ltd 8,337
7,052 * Five Below, Inc 1,247
29,570 * Genesco, Inc 1,361
679 Genuine Parts Co 118
289,675 e Hennes & Mauritz AB (B Shares) 3,122
26,127 Hibbett Sports, Inc 1,782
300,994 Home Depot, Inc 95,072
440,328 Industria De Diseno Textil S.A. 11,696
123,330 *,g Just Eat Takeaway.com NV 2,625
27,159 Kering 13,822
5,813 Kingfisher plc 17
27,150 * Lands' End, Inc 206
50,425 * Liquidity Services, Inc 709
93,396 LKQ Corp 4,988
294,994 Lowe's Companies, Inc 58,775
506,415 Macy's, Inc 10,457
38,743 * MarineMax, Inc 1,210
370 * MercadoLibre, Inc 313
366 Next plc 26
569 Pool Corp 172
267,052 Prosus NV 18,438
1,746 * Sally Beauty Holdings, Inc 22
34,896 Shoe Carnival, Inc 834
266,453 Target Corp 39,712
565,913 TJX Companies, Inc 45,047
19,712 Tractor Supply Co 4,435
8,206 * TravelCenters of America, Inc 367
62,274 Wesfarmers Ltd 1,942
874 Winmark Corp 206
612 *,g Zalando SE 22
20,869 *,e Zumiez, Inc 454
TOTAL RETAILING 382,099
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
494,028 Applied Materials, Inc 48,108
98,314 ASML Holding NV 53,606
26,377 * Cirrus Logic, Inc 1,965
39,977 * First Solar, Inc 5,988
2,039,643 Intel Corp 53,908
96,729 Lam Research Corp 40,655
2,359 Marvell Technology, Inc 87
654,199 NVIDIA Corp 95,605
730 NXP Semiconductors NV 115
582,861 * ON Semiconductor Corp 36,353
22,124 * Silicon Laboratories, Inc 3,002
376,801 Texas Instruments, Inc 62,255
55,200 Tokyo Electron Ltd 16,219

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
15,749 Universal Display Corp $ 1,702
142,944 * Wolfspeed, Inc 9,869
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 429,437
SOFTWARE & SERVICES - 7.4%
248,482 Accenture plc 66,305
173,685 * Adobe, Inc 58,450
440 * Akamai Technologies, Inc 37
10,679 * Ansys, Inc 2,580
201,638 * Autodesk, Inc 37,680
214,568 Automatic Data Processing, Inc 51,252
428 * Black Knight, Inc 26
57,206 * Blackline, Inc 3,848
164,242 * Cadence Design Systems, Inc 26,384
381 * Ceridian HCM Holding, Inc 24
342,048 Computershare Ltd 6,026
31,352 Concentrix Corp 4,175
66,006 CSG Systems International, Inc 3,776
232,364 Dassault Systemes SE 8,356
30,564 * Descartes Systems Group, Inc 2,131
553 * DocuSign, Inc 31
130,725 Dolby Laboratories, Inc (Class A) 9,221
477,429 * DXC Technology Co 12,652
67,978 * ExlService Holdings, Inc 11,518
70 * Fair Isaac Corp 42
583,589 Fidelity National Information Services, Inc 39,597
19,869 * Five9, Inc 1,348
97,800 Fujitsu Ltd 13,038
123 * HubSpot, Inc 36
411,280 International Business Machines Corp 57,945
123,658 Intuit, Inc 48,130
264,132 Mastercard, Inc (Class A) 91,847
1,525,906 Microsoft Corp 365,943
265,881 NEC Corp 9,324
102,939 * New Relic, Inc 5,811
211,300 Nomura Research Institute Ltd 5,023
1,601 NortonLifelock, Inc 34
142,438 * Nutanix, Inc 3,710
6,151 * OneSpan, Inc 69
165,017 Open Text Corp (Toronto) 4,890
38,600 Otsuka Corp 1,217
702,184 * PayPal Holdings, Inc 50,010
309 * PTC, Inc 37
33,075 * Rapid7, Inc 1,124
45,144 Roper Technologies, Inc 19,506
365,490 * Salesforce, Inc 48,460
300,308 SAP AG. 31,004
110,208 * ServiceNow, Inc 42,790
409,970 * Shopify, Inc (Class A) 14,234
451 * Splunk, Inc 39
72,879 * SPS Commerce, Inc 9,360
91,800 Sumisho Computer Systems Corp 1,390
119,055 * SVMK, Inc 833
101,932 * Synopsys, Inc 32,546
66,879 * Teradata Corp 2,251
1,228 * Trade Desk, Inc 55
34,608 TTEC Holdings, Inc 1,527
267 * VeriSign, Inc 55
333,621 * VMware, Inc (Class A) 40,955
1,119 Western Union Co 15

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
90,879 * WEX, Inc $ 14,872
178,295 e Wisetech Global Ltd 6,132
195,632 * Workday, Inc 32,735
122,223 * Xero Ltd 5,828
TOTAL SOFTWARE & SERVICES 1,308,234
TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
173,769 Avnet, Inc 7,225
3,200 Azbil Corp 80
23,497 Badger Meter, Inc 2,562
79,361 Benchmark Electronics, Inc 2,118
157,592 * Ciena Corp 8,034
1,509,873 Cisco Systems, Inc 71,930
64,983 CTS Corp 2,562
54,070 * ePlus, Inc 2,394
74,898 * Fabrinet 9,604
36,066 * FARO Technologies, Inc 1,061
85,100 Fujifilm Holdings Corp 4,255
2,045,339 Hewlett Packard Enterprise Co 32,644
1,473,257 HP, Inc 39,586
29,100 Ibiden Co Ltd 1,049
63,302 *,e Insight Enterprises, Inc 6,347
4,037 * Itron, Inc 205
56,174 Keyence Corp 21,809
230,829 * Keysight Technologies, Inc 39,488
39,615 * Kimball Electronics, Inc 895
185,192 * Knowles Corp 3,041
17,609 * Lumentum Holdings, Inc 919
8,736 Methode Electronics, Inc 388
344,316 *,e Microvision, Inc 809
235,425 *,e Mirion Technologies, Inc 1,556
4,828 Motorola Solutions, Inc 1,244
236,500 Murata Manufacturing Co Ltd 11,663
138,274 National Instruments Corp 5,102
24,537 * Netgear, Inc 444
3,862 * Novanta, Inc 525
46,700 Omron Corp 2,257
8,485 * OSI Systems, Inc 675
51,066 *,e PAR Technology Corp 1,331
39,767 * Plexus Corp 4,093
64,222 * Ribbon Communications, Inc 179
38,135 * Rogers Corp 4,551
6,455 Shimadzu Corp 183
151,500 TDK Corp 4,929
525,601 * Trimble Inc 26,574
213,684 * TTM Technologies, Inc 3,222
22,191 * Vishay Precision Group, Inc 858
329,723 Vontier Corp 6,374
231,370 Xerox Holdings Corp 3,378
34,711 * Xperi, Inc 299
632 Yokogawa Electric Corp 10
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 338,452
TELECOMMUNICATION SERVICES - 1.0%
47,068 * Bandwidth Inc 1,080
4,985,806 e BT Group plc 6,732
393 Elisa Oyj (Series A) 21
10,000 HKT Trust and HKT Ltd 12
200,145 * Iridium Communications, Inc 10,287
610,632 KDDI Corp 18,519
555,864 Koninklijke KPN NV 1,721

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,960 * Liberty Global plc (Class A) $ 56
7,192 * Liberty Global plc (Class C) 140
2,586 Lumen Technologies, Inc 14
1,349,797 e Orange S. A. 13,393
185,118 Rogers Communications, Inc (Class B) 8,664
3,175,800 Singapore Telecommunications Ltd 6,089
1,298,600 Softbank Corp 14,692
14,787 Swisscom AG. 8,100
8,252 Tele2 AB (B Shares) 67
5,177 Telecom Corp of New Zealand Ltd 18
588,810 Telefonica Deutschland Holding AG. 1,446
131,695 Telenor ASA 1,230
1,677,759 TeliaSonera AB 4,287
29,534 TELUS Corp 570
1,693,238 Verizon Communications, Inc 66,714
13,012,801 Vodafone Group plc 13,178
TOTAL TELECOMMUNICATION SERVICES 177,030
TRANSPORTATION - 1.8%
115,400 * All Nippon Airways Co Ltd 2,444
243 AMERCO 13
51,209 ArcBest Corp 3,587
445,387 * Auckland International Airport Ltd 2,209
620,413 Aurizon Holdings Ltd 1,572
194,025 Canadian National Railway Co 23,048
66,030 CH Robinson Worldwide, Inc 6,046
1,535,811 CSX Corp 47,579
1,068,495 * Delta Air Lines, Inc 35,111
233,700 e East Japan Railway Co 13,311
122,317 Expeditors International of Washington, Inc 12,711
270,700 Hankyu Hanshin Holdings, Inc 8,020
284 Keio Corp 10
111,858 Keisei Electric Railway Co Ltd 3,178
24,300 Kintetsu Corp 802
44,193 Kuehne & Nagel International AG. 10,274
459 Landstar System, Inc 75
1,879,864 MTR Corp 9,942
82,713 Nippon Express Holdings, Inc 4,724
327,375 e Nippon Yusen Kabushiki Kaisha 7,720
137,749 Norfolk Southern Corp 33,944
815 Odakyu Electric Railway Co Ltd 11
61,860 Old Dominion Freight Line 17,555
101,200 SG Holdings Co Ltd 1,403
1,185,349 e Singapore Airlines Ltd 4,894
1,469 Tokyu Corp 19
1,618,272 Transurban Group 14,237
330,692 United Parcel Service, Inc (Class B) 57,487
19,407 West Japan Railway Co 843
TOTAL TRANSPORTATION 322,769
UTILITIES - 1.9%
1,850 e Algonquin Power & Utilities Corp 12
689 Alliant Energy Corp 38
334,289 American Electric Power Co, Inc 31,741
500,415 APA Group 3,658
1,021,500 CLP Holdings Ltd 7,442
797 CMS Energy Corp 51
225,509 Consolidated Edison, Inc 21,493
23,903 DTE Energy Co 2,809
3,427,094 Enel S.p.A. 18,431
911,108 Energias de Portugal S.A. 4,542

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
689 Essential Utilities Inc $ 33
89,791 Eversource Energy 7,528
118,617 Fortis, Inc 4,746
911 g Hydro One Ltd 24
2,058,298 Iberdrola S.A. 24,028
1,949 Mercury NZ Ltd 7
247,549 Meridian Energy Ltd 823
1,254,956 National Grid plc 15,034
172,595 e Naturgy Energy Group S.A. 4,486
786,343 NextEra Energy, Inc 65,738
1,123 NiSource, Inc 31
746,374 Origin Energy Ltd 3,906
48,943 g Orsted AS 4,425
145,500 Osaka Gas Co Ltd 2,344
1,123 e Red Electrica Corp S.A. 20
590,179 Scottish & Southern Energy plc 12,138
196,561 Sempra Energy 30,377
7,999 South Jersey Industries, Inc 284
605,854 Southern Co 43,264
181,100 Tokyo Gas Co Ltd 3,546
34,209 UGI Corp 1,268
136,486 WEC Energy Group, Inc 12,797
219,571 Xcel Energy, Inc 15,394
TOTAL UTILITIES 342,458
TOTAL COMMON STOCKS 10,224,596
(Cost $9,084,928)
PREFERRED STOCKS - 0.2%
BANKS - 0.0%
233,115 *,e Federal Home Loan Mortgage Corp (FHLMC) 473
740,991 *,e Federal National Mortgage Association (FNMA) 1,734
490,000 e First Republic Bank 8,051
TOTAL BANKS 10,258
INSURANCE - 0.0%
178,941 Assurant, Inc 3,613
TOTAL INSURANCE 3,613
REAL ESTATE - 0.1%
390,000 e Brookfield Property Partners LP 5,932
695,000 Brookfield Property Partners LP 9,403
TOTAL REAL ESTATE 15,335
UTILITIES - 0.1%
490,000 e Brookfield Infrastructure Partners LP 7,864
308,000 e Brookfield Renewable Partners LP 5,803
TOTAL UTILITIES 13,667
TOTAL PREFERRED STOCKS 42,873
(Cost $88,151)

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 † ABIOMED, Inc 12/31/29 $ 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS 1
(Cost $1)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.6%
$ 6,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 5,999
10,915,000 FFCB 0 .000 01/09/23 10,907
2,320,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 2,320
8,535,000 FHLB 0 .000 01/06/23 8,532
20,000,000 FHLB 0 .000 02/06/23 19,917
42,000,000 FHLB 0 .000 02/10/23 41,801
10,000,000 FHLB 0 .000 02/27/23 9,933
5,000,000 Tennessee Valley Authority (TVA) 0 .000 01/11/23 4,995
TOTAL GOVERNMENT AGENCY DEBT 104,404
REPURCHASE AGREEMENT - 1.0%
170,518,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 170,518
TOTAL REPURCHASE AGREEMENT 170,518
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
126,516,252 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340 126,516
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 126,516
TOTAL SHORT-TERM INVESTMENTS 401,438
(Cost $401,461)
TOTAL INVESTMENTS - 101.0% 17,872,411
(Cost $17,612,660)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (177,715)
NET ASSETS - 100.0% $17,694,696
ADR American Depositary Receipt
CLP Chilean Peso
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

Portfolio of investments
CREF Social Choice Account December 31, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $154,064,752.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $170,518,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 0.875% and maturity date 1/15/29, valued at $173,928,368.

CREF Money Market Account December 31, 2022
Portfolio of investments

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT - 54.3%
$ 12,500,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/12/23 $ 12,485
61,400,000 FFCB 0 .000 01/13/23 61,328
42,200,000 FFCB 0 .000 02/23/23 41,991
41,800,000 FFCB 0 .000 03/01/23 41,547
41,800,000 FFCB 0 .000 03/02/23 41,542
6,789,000 FFCB 0 .125 04/13/23 6,705
4,750,000 FFCB 0 .125 05/10/23 4,674
40,900,000 FFCB 0 .000 05/19/23 40,183
302,300,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 302,236
41,750,000 FHLB 0 .000 01/04/23 41,737
253,750,000 FHLB 0 .000 01/06/23 253,619
63,000,000 FHLB 0 .000 01/09/23 62,947
62,850,000 FHLB 0 .000 01/11/23 62,805
103,750,000 FHLB 0 .000 01/13/23 103,617
123,850,000 FHLB 0 .000 01/18/23 123,619
159,300,000 FHLB 0 .000 01/20/23 158,966
124,000,000 FHLB 0 .000 01/24/23 123,680
62,300,000 FHLB 0 .000 01/25/23 62,132
111,000,000 FHLB 0 .000 02/07/23 110,522
20,000,000 FHLB 0 .000 02/08/23 19,913
61,000,000 FHLB 0 .000 02/09/23 60,724
226,600,000 FHLB 0 .000 02/10/23 225,552
167,000,000 FHLB 0 .000 02/14/23 166,205
82,000,000 FHLB 0 .000 02/15/23 81,568
79,000,000 FHLB 0 .000 02/17/23 78,563
177,000,000 FHLB 0 .000 02/22/23 175,893
87,567,000 FHLB 0 .000 02/24/23 86,998
79,500,000 FHLB 0 .000 02/28/23 78,941
133,000,000 FHLB 0 .000 03/01/23 132,047
121,000,000 FHLB 0 .000 03/03/23 120,103
146,950,000 FHLB 0 .000 03/08/23 145,767
114,200,000 FHLB 0 .000 03/10/23 113,248
327,750,000 FHLB 0 .000 03/15/23 324,809
36,140,000 FHLB 0 .125 03/17/23 35,816
159,700,000 FHLB 0 .000 03/20/23 158,204
60,500,000 FHLB 0 .000 03/22/23 59,904
125,900,000 FHLB 0 .000 03/23/23 124,648
341,670,000 FHLB 0 .000 03/24/23 338,210
119,380,000 FHLB 0 .000 03/29/23 118,087
247,000,000 FHLB 0 .000 03/31/23 244,283
49,400,000 FHLB 4 .480 04/04/23 49,400
800,000 FHLB 0 .000 04/12/23 791
80,000,000 FHLB 0 .000 04/14/23 78,972
7,000,000 FHLB 4 .330 04/18/23 6,992
40,750,000 FHLB 4 .800 06/07/23 40,750
1,270,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 1,252
TOTAL GOVERNMENT AGENCY DEBT 4,723,975
REPURCHASE AGREEMENT - 14.4%
1,256,406,000
r
Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 1,256,406
TOTAL REPURCHASE AGREEMENT 1,256,406
TREASURY DEBT - 6.2%
34,000,000 United States Treasury Bill 0 .000 01/12/23 33,972
33,400,000 United States Treasury Bill 0 .000 01/17/23 33,347
41,000,000 United States Treasury Bill 0 .000 01/24/23 40,892
34,000,000 United States Treasury Bill 0 .000 02/09/23 33,888
50,000,000 United States Treasury Bill 0 .000 02/16/23 49,807
54,900,000 United States Treasury Bill 0 .000 02/23/23 54,649
61,250,000 United States Treasury Bill 0 .000 03/07/23 60,777

Portfolio of investments
CREF Money Market Account December 31, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 49,000,000 United States Treasury Bill 0 .000% 03/09/23 $ 48,611
40,850,000 United States Treasury Bill 0 .000 03/14/23 40,269
40,800,000 United States Treasury Bill 0 .000 03/21/23 40,414
42,000,000 United States Treasury Bill 0 .000 04/18/23 41,446
60,700,000 United States Treasury Bill 0 .000 05/02/23 59,788
TOTAL TREASURY DEBT 537,860
VARIABLE RATE SECURITIES - 25.5%
63,750,000
i
Federal Agricultural Mortgage Corp (FAMC)
SOFR + 0.050%
4 .350 03/03/23 63,750
16,775,000
i
FAMC
SOFR + 0.100%
4 .400 02/12/24 16,779
41,200,000
i
Federal Farm Credit Bank (FFCB)
SOFR + 0.015%
4 .315 01/09/23 41,200
3,200,000
i
FFCB
SOFR + 0.008%
4 .308 01/12/23 3,200
14,155,000
i
FFCB
SOFR + 0.060%
4 .360 01/13/23 14,155
12,033,000
i
FFCB
SOFR + 0.060%
4 .360 01/20/23 12,033
8,415,000
i
FFCB
SOFR + 0.055%
4 .355 02/09/23 8,415
49,547,000
i
FFCB
SOFR + 0.050%
4 .350 02/17/23 49,549
41,500,000
i
FFCB
SOFR + 0.015%
4 .315 03/07/23 41,500
4,350,000
i
FFCB
SOFR + 0.040%
4 .340 03/10/23 4,350
42,500,000
i
FFCB
SOFR + 0.015%
4 .315 05/02/23 42,499
30,500,000
i
FFCB
SOFR + 0.035%
4 .335 05/04/23 30,500
30,500,000
i
FFCB
SOFR + 0.035%
4 .335 05/12/23 30,500
3,075,000
i
FFCB
SOFR + 0.320%
4 .620 06/09/23 3,079
21,250,000
i
FFCB
SOFR + 0.035%
4 .335 07/12/23 21,249
127,600,000
i
FFCB
SOFR + 0.018%
4 .318 07/13/23 127,591
63,100,000
i
FFCB
SOFR + 0.040%
4 .340 08/17/23 63,100
39,150,000
i
FFCB
SOFR + 0.030%
4 .330 08/28/23 39,150
25,450,000
i
FFCB
SOFR + 0.050%
4 .350 09/15/23 25,450
10,400,000
i
FFCB
SOFR + 0.040%
4 .340 09/20/23 10,400
12,850,000
i
FFCB
SOFR + 0.025%
4 .325 09/27/23 12,850
14,800,000
i
FFCB
SOFR + 0.045%
4 .345 10/16/23 14,800
13,700,000
i
FFCB
SOFR + 0.025%
4 .325 10/27/23 13,700
1,700,000
i
FFCB
SOFR + 0.135%
4 .435 11/06/23 1,701
4,250,000
i
FFCB
SOFR + 0.025%
4 .325 11/30/23 4,249
13,525,000
i
FFCB
SOFR + 0.120%
4 .420 01/22/24 13,534
41,950,000
i
FFCB
SOFR + 0.040%
4 .340 02/09/24 41,948
12,625,000
i
FFCB
SOFR + 0.045%
4 .345 02/20/24 12,625
4,200,000
i
FFCB
SOFR + 0.040%
4 .340 03/04/24 4,200
14,250,000
i
FFCB
SOFR + 0.050%
4 .350 04/12/24 14,250
9,275,000
i
Federal Home Loan Bank (FHLB)
SOFR + 0.010%
4 .310 01/03/23 9,275
42,000,000
i
FHLB
SOFR + 0.010%
4 .310 01/05/23 42,000
50,000,000
i
FHLB
SOFR + 0.020%
4 .320 01/11/23 50,000
5,000,000
i
FHLB
SOFR + 0.030%
4 .330 01/13/23 5,000
62,900,000
i
FHLB
SOFR + 0.010%
4 .310 01/17/23 62,900
42,000,000
i
FHLB
SOFR + 0.020%
4 .320 01/23/23 42,000
42,100,000
i
FHLB
SOFR + 0.020%
4 .320 01/24/23 42,100
42,025,000
i
FHLB
SOFR + 0.010%
4 .310 01/25/23 42,025
50,000,000
i
FHLB
SOFR + 0.015%
4 .315 01/26/23 50,000
116,600,000
i
FHLB
SOFR + 0.040%
4 .340 01/26/23 116,600
41,750,000
i
FHLB
SOFR + 0.040%
4 .340 01/30/23 41,750
63,000,000
i
FHLB
SOFR + 0.025%
4 .325 02/06/23 63,000
41,000,000
i
FHLB
SOFR + 0.050%
4 .350 02/08/23 41,000
125,250,000
i
FHLB
SOFR + 0.040%
4 .340 02/10/23 125,250
41,800,000
i
FHLB
SOFR + 0.040%
4 .340 02/10/23 41,800
20,700,000
i
FHLB
SOFR + 0.045%
4 .345 02/23/23 20,700
83,750,000
i
FHLB
SOFR + 0.030%
4 .330 02/28/23 83,750
41,600,000
i
FHLB
SOFR + 0.045%
4 .345 02/28/23 41,600
42,250,000
i
FHLB
SOFR + 0.030%
4 .330 03/02/23 42,250
48,500,000
i
FHLB
SOFR + 0.055%
4 .355 03/02/23 48,500
6,200,000
i
FHLB
SOFR + 0.015%
4 .315 03/15/23 6,200
42,000,000
i
FHLB
SOFR + 0.030%
4 .330 03/21/23 42,000
50,000,000
i
FHLB
SOFR + 0.040%
4 .340 03/27/23 50,000
63,000,000
i
FHLB
SOFR + 0.055%
4 .355 04/04/23 63,000

Portfolio of investments
CREF Money Market Account December 31, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 40,750,000
i
FHLB
SOFR + 0.060%
4 .360% 04/10/23 $ 40,750
36,160,000
i
FHLB
SOFR + 0.035%
4 .335 05/19/23 36,161
42,100,000
i
FHLB
SOFR + 0.045%
4 .345 05/23/23 42,100
42,000,000
i
FHLB
SOFR + 0.060%
4 .360 07/03/23 42,000
42,500,000
i
FHLB
SOFR + 0.030%
4 .330 08/11/23 42,500
41,000,000
i
FHLB
SOFR + 0.090%
4 .390 08/15/23 41,000
17,246,000
i
United States Treasury Note
US Treasury Bill 3 M + 0.034%
4 .432 04/30/23 17,246
TOTAL VARIABLE RATE SECURITIES 2,216,763
TOTAL SHORT-TERM INVESTMENTS 8,735,004
(Cost $8,735,004)
TOTAL INVESTMENTS - 100.4% 8,735,004
(Cost $8,735,004)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (38,932)
NET ASSETS - 100.0% $8,696,072
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $1,256,406,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 0.875%–1.375% and maturity dates 7/31/28–1/15/29, valued at $1,281,534,217.

Report of independent registered public accounting firm

College Retirement Equities Fund
To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth
Account, Equity Index Account, Core Bond Account (formerly Bond Market Account), Inflation-Linked Bond Account, Social
Choice Account and Money Market Account
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock
Account, Global Equities Account, Growth Account, Equity Index Account, Core Bond Account (formerly Bond Market Account), Inflation-
Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2022, the related statements of operations for the year ended
December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form
N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of each of the Accounts as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 27, 2023	COLLEGE RETIREMENT EQUITIES FUND

	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 27, 2023	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer (principal executive officer)

Dated: February 27, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)